UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Item 1. Reports to Stockholders.

2009 ANNUAL REPORT

COLLEGE RETIREMENT EQUITIES FUND

DECEMBER 31, 2009
Audited financial statements

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

UNDERSTANDING YOUR CREF REPORT

This report contains information about the eight CREF accounts and describes the accounts’ results for the twelve months ended on December 31, 2009. The report contains three main sections:

•	The account performance section compares each account’s investment returns with those of that account’s benchmark index.

•

The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2009. It also lists the account’s largest individual holdings and any holding that made up more than one percent of the account’s net assets on that date.

•	The financial statements provide detailed information about the operations and financial condition of each account.

INFORMATION FOR CREF PARTICIPANTS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. CREF files complete portfolio listings with the SEC, and they are available to participants.

          You can obtain a complete list of CREF’s portfolio holdings (called “CREF Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2009) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

2   2009 Annual Report ▪ College Retirement Equities Fund

PROXY VOTING

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2776.

ACCOUNT MANAGEMENT

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

ABOUT THE ACCOUNTS’ BENCHMARKS

CREF STOCK ACCOUNT

The account’s composite benchmark is a weighted average of four indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the MSCI EAFE+Canada Index, which measures stocks in 22 developed nations excluding the United States; the MSCI Emerging Markets Index, which measures stocks in 22 emerging-market nations; and the MSCI EAFE+Canada Small Cap Index, which measures small-cap stocks in 22 developed nations excluding the United States.

CREF GLOBAL EQUITIES ACCOUNT

The account’s benchmark is the MSCI World Index, an aggregate of 23 country indexes in developed markets, including the United States.

College Retirement Equities Fund ▪ 2009 Annual Report   3

ABOUT THE ACCOUNTS’ BENCHMARKS

CREF GROWTH ACCOUNT

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF EQUITY INDEX ACCOUNT

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF BOND MARKET ACCOUNT

The account’s benchmark is the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF INFLATION-LINKED BOND ACCOUNT

The account’s benchmark is the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), which measures the performance of fixed-income securities with fixed-rate coupon payments whose payments are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF SOCIAL CHOICE ACCOUNT

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stocks in 22 developed nations excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

4   2009 Annual Report ▪ College Retirement Equities Fund

IMPORTANT INFORMATION ABOUT EXPENSES

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on contributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2009, and held for six months until December 31, 2009.

ACTUAL EXPENSES

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your beginning accumulation value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

College Retirement Equities Fund ▪ 2009 Annual Report   5

CREF STOCK ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The CREF Stock Account returned 32.04% for the year, compared with the 31.24% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index, the MSCI Emerging Markets Index and the MSCI EAFE+Canada Small Cap Index.

Stocks roar back to life

After plummeting in 2008 and the beginning of 2009, both U.S. and foreign stocks rebounded impressively. Beginning in early March, stocks climbed steadily amid continued low interest rates and encouraging economic news, including improved corporate profits and a slower pace of job losses.

          The Russell 3000 Index, a broad measure of the U.S. stock market, rose 28.34% for the year. The MSCI EAFE+Canada Index, which measures stock performance in 22 developed foreign countries, returned 25.31% in terms of local currencies. A stronger euro and pound, relative to the dollar, magnified this gain for U.S. investors. In dollar terms, the EAFE+Canada index climbed 33.67%.

          The MSCI Emerging Markets Index, which tracks stocks in 22 emerging markets, soared a remarkable 78.51% in dollars during the twelve months, fueled by huge gains in many Asian and Latin American markets.

Stock selections boost results

The account’s return surpassed the broad U.S. stock market’s by more than three-and-a-half percentage points, largely because about 30% of the account’s portfolio was allocated to foreign stocks (including more than 5% in emerging-market stocks), which handily outpaced domestic issues. The account’s strong performance, compared with both the U.S. market and the account’s composite benchmark, was further boosted by numerous favorable stock selections.

          Primary contributors to the account’s outperformance of its benchmark included a lower-than-benchmark weighting in Exxon Mobil, a stock that lost more than 12% in 2009, and positions in two nonbenchmark oil companies—Brazil’s Petrobras and Canada’s Suncor Energy. Overweight positions in British mining giant Rio Tinto and Bermuda-based insurer XL Capital also lifted the account’s relative results.

          Holdings that detracted from the account’s performance included underweight positions in U.S. entertainment conglomerate Liberty Media and diversified mining company Xstrata. Overweight positions in Wells Fargo and biotechnology firm Gilead Sciences also adversely affected relative returns.

6   2009 Annual Report ▪ College Retirement Equities Fund

CREF STOCK ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Stock Account	32.04%	1.62%	0.10%

Broad-based market index
Russell 3000 Index	28.34	0.76	–0.20

CREF Stock Composite Benchmark*	31.24	1.70	0.34

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

At December 31, 2009, the CREF Stock Composite Benchmark consisted of: 70.9% Russell 3000 Index; 22.1% MSCI EAFE+Canada Index; 4.7% MSCI Emerging Markets Index; and 2.3% MSCI EAFE+Canada Small Cap Index. The account’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark may vary over time.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

College Retirement Equities Fund ▪ 2009 Annual Report   7

CREF STOCK ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2009

CREF Stock Account	Starting account value (7/1/09)	Ending account value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)

Actual return	$1,000.00	$1,235.10	$2.25
5% annual hypothetical return	1,000.00	1,023.19	2.04

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2009. The account’s annualized six-month expense ratio for that period was 0.40%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2009	0.49%

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009

Over $15 billion	62.54
$4 billion–$15 billion	20.23
Under $4 billion	17.23

Total	100.00

HOLDINGS BY COUNTRY

% of portfolio investments as of 12/31/2009

United States	67.2
United Kingdom	4.7
Japan	4.2
Switzerland	2.5
Canada	2.2
Germany	1.9
France	1.8
Australia	1.6
51 other nations	10.6
Short-term investments	3.3

Total	100.0

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009

Consumer products & services	26.4
Financial	18.3
Manufacturing & materials	18.0
Technology	16.3
Energy	10.2
Health care	6.4
Utilities	4.0
Short-term investments	3.4
Other assets & liabilities, net	–3.0

Total	100.0

8   2009 Annual Report ▪ College Retirement Equities Fund

CREF GLOBAL EQUITIES ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The CREF Global Equities Account returned 32.91% for the year, compared with the 29.99% return of its benchmark, the MSCI World Index.

Global rally lifts stock markets

After plummeting in 2008 and the beginning of 2009, global stocks staged a dramatic comeback. Beginning in early March, the MSCI World Index climbed steadily. Investors found cause for optimism in continued low interest rates, improved corporate profits and a slower pace of job losses.

          The rising value of the euro and pound, relative to the dollar, magnified foreign stock gains for U.S. investors. For the year, the World index advanced 25.73% in terms of local currencies and 29.99% in dollars.

European stocks gain the most

In 2009, the benchmark’s European segment surged 35.8% in dollar terms. British, French and German stocks—the three largest components of this segment in terms of market capitalization at year-end—gained 43.3%, 31.8% and 25.2%, respectively.

          The benchmark’s Pacific segment rose 24.2% in dollars. Japanese stocks, the largest component of this segment, were the weakest performers; they returned just 6.3%, partly due to a weaker yen versus the dollar. In contrast, other Pacific stocks soared 72.8%.

          North American stocks, representing more than half of the benchmark’s market capitalization at the end of 2009, returned 28.4%.

Stock choices add value

The account beat its benchmark on the strength of numerous successful stock selections. Among these were lower-than-benchmark weightings in underperforming stocks, including Exxon Mobil, Procter & Gamble and Volkswagen. Favorable overweights included U.S. health and life insurance provider Aflac and Bermuda-based insurer XL Capital. Nonbenchmark positions such as U.S. data storage device maker Brocade Communications also helped.

          Detractors from the account’s relative return included a position in Israeli drug manufacturer Teva Pharmaceuticals, a nonbenchmark stock held as an American Depositary Receipt (a receipt for shares of a foreign stock traded on a U.S. exchange). Underweights that included Wells Fargo and Italian bank Unicredito Italiano also trimmed the account’s return slightly, as did overweights such as Japanese game maker Nintendo and U.S. insurer Aon.

College Retirement Equities Fund ▪ 2009 Annual Report   9

CREF GLOBAL EQUITIES ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Global Equities Account	32.91%	1.97%	–1.25%

MSCI World Index	29.99	2.01	–0.26

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

10   2009 Annual Report ▪ College Retirement Equities Fund

CREF GLOBAL EQUITIES ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2009

CREF Global Equities Account	Starting account value (7/1/09)	Ending account value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)

Actual return	$1,000.00	$1,237.80	$2.37
5% annual hypothetical return	1,000.00	1,023.09	2.14

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2009. The account’s annualized six-month expense ratio for that period was 0.42%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2009	0.53%

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009

Over $15 billion	69.73
$4 billion–$15 billion	21.67
Under $4 billion	8.60

Total	100.00

HOLDINGS BY COUNTRY

% of portfolio investments as of 12/31/2009

United States	44.7
United Kingdom	10.3
Japan	7.5
Switzerland	4.6
Germany	3.9
Canada	3.8
Australia	3.5
France	3.3
39 other nations	13.5
Short-term investments	4.9

Total	100.0

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009

Consumer products & services	28.5
Financial	22.1
Manufacturing & materials	17.6
Technology	12.9
Energy	9.8
Health care	4.3
Utilities	3.6
Short-term investments	4.9
Other assets & liabilities, net	–3.7

Total	100.0

College Retirement Equities Fund ▪ 2009 Annual Report   11

CREF GROWTH ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The CREF Growth Account returned 36.54% for the year, compared with the 37.21% return of its benchmark, the Russell 1000® Growth Index.

Large-cap growth outpaces large-cap value

In 2009, large-cap growth stocks posted their largest calendar-year gain since 1998, strongly outperforming large-cap value issues, which returned 19.69%, as measured by the Russell 1000 Value Index. This reverses a protracted trend. During the decade that ended on December 31, 2009, large-cap value surpassed large-cap growth in eight out of ten years. For the ten years ended December 31, 2009, the Russell 1000 Growth Index posted an average annual return of –3.99%—almost six-and-a-half percentage points behind the 2.47% average annual return of the Russell 1000 Value Index.

Technology propels the index

In July 2009, Russell reorganized the sectors of the Russell indexes, reducing the number of sectors from twelve to nine. For the year, all nine sectors of the Russell 1000 Growth Index recorded double-digit gains. The index’s advance was chiefly fueled by the 64.1% surge in technology, which made up more than one-quarter of the benchmark’s total market capitalization as of December 31, 2009. The benchmark’s next two largest sectors, health care (up 21.1%) and consumer discretionary (up 33.3%), also contributed significantly to its strong showing.

          The benchmark’s lowest-performing sector, utilities, climbed a more than respectable 13.1%.

Stock choices trim returns

The account lagged its benchmark primarily because of several unfavorable stock selections. Among the largest detractors from relative performance were overweight positions in educational provider Apollo Group, biotechnology company Gilead Sciences and General Mills. An underweight in Wells Fargo also detracted from the account’s returns.

          These results were partially offset by several positive contributors to relative performance. They included an underweight position in Exxon Mobil and overweight positions in Goldman Sachs and Google. Underweights in Wal-Mart and Procter & Gamble also aided returns.

12   2009 Annual Report ▪ College Retirement Equities Fund

CREF GROWTH ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Growth Account	36.54%	1.31%	–4.66%

Russell 1000 Growth Index	37.21	1.63	–3.99

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ▪ 2009 Annual Report   13

CREF GROWTH ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2009

CREF Growth Account	Starting account value (7/1/09)	Ending account value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)

Actual return	$1,000.00	$1,230.60	$2.25
5% annual hypothetical return	1,000.00	1,023.19	2.04

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2009. The account’s annualized six-month expense ratio for that period was 0.40%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2009	0.48%

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009

Over $15 billion	70.19
$4 billion–$15 billion	23.32
Under $4 billion	6.49

Total	100.00

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009

Technology	31.7
Consumer products & services	28.9
Manufacturing & materials	15.7
Health care	9.3
Financial	7.5
Energy	4.1
Utilities	0.8
Short-term investments	1.8
Other assets & liabilities, net	0.2

Total	100.0

14   2009 Annual Report ▪ College Retirement Equities Fund

CREF EQUITY INDEX ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The CREF Equity Index Account returned 27.86% for the year, compared with the 28.34% return of its benchmark, the Russell 3000® Index.

Rebounding market eases long-term losses

After declining 10.80% from January 1 through March 31, 2009, the broad-based Russell 3000 Index surged nearly 44%, ending the twelve months with its largest calendar-year gain since 2003.

          The period opened with a sharply contracting U.S. economy, steep monthly job losses and continuing problems in the financial sector. As the year progressed, however, the federal stimulus package plus a number of Federal Reserve initiatives began to have a positive effect. Job losses eased, economic activity picked up and corporate profits were better than expected. With renewed confidence, investors left the safety of U.S. Treasury securities to seek higher returns in stocks, fueling the year’s powerful rally.

          For the ten years ended December 31, 2009, the average annual return of the Russell 3000 Index was –0.20%.

Tech stocks fuel the index’s rise

In July 2009, Russell reorganized the sectors of the Russell indexes, reducing the number of sectors from twelve to nine. For the year, all nine sectors of the Russell 3000 Index posted double-digit gains. The index’s advance was driven by the 64.2% surge in technology, its largest sector in terms of market capitalization on December 31, 2009. The consumer discretionary and health care sectors, which together made up more than one-quarter of the index, gained 41.0% and 21.4%, respectively. Financial services, the benchmark’s second-largest sector, rose 17.6%.

Returns of largest stocks vary widely

Although the Russell 3000 Index scored impressive gains for the period, its five largest stocks produced mixed results. Apple rose a stunning 146.9%, as better-than-expected consumer spending boosted iPhone sales, and Microsoft soared 60.5%. In contrast, Johnson & Johnson and Procter & Gamble rose 11.3% and 1.2%, respectively, while Exxon Mobil fell 12.6%.

          For the period, the account’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of its benchmark.

College Retirement Equities Fund ▪ 2009 Annual Report   15

CREF EQUITY INDEX ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Equity Index Account	27.86%	0.37%	–0.56%

Russell 3000® Index	28.34	0.76	–0.20

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

16   2009 Annual Report ▪ College Retirement Equities Fund

CREF EQUITY INDEX ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2009

CREF Equity Index Account	Starting account value (7/1/09)	Ending account value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)

Actual return	$1,000.00	$1,229.30	$2.08
5% annual hypothetical return	1,000.00	1,023.34	1.89

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2009. The account’s annualized six-month expense ratio for that period was 0.37%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2009	0.43%

HOLDINGS BY COMPANY SIZE

Market capitalization	% of portfolio investments as of 12/31/2009

Over $15 billion	63.42
$4 billion–$15 billion	19.14
Under $4 billion	17.44

Total	100.00

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009

Consumer products & services	23.6
Technology	20.9
Financial	16.0
Manufacturing & materials	15.7
Energy	10.1
Health care	8.9
Utilities	4.2
Short-term investments	0.4
Other assets & liabilities, net	0.2

Total	100.0

College Retirement Equities Fund ▪ 2009 Annual Report   17

CREF BOND MARKET ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The CREF Bond Market Account returned 7.00% for the year, compared with the 5.93% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

Bonds rally as the economy improves

The period opened with a sharply contracting U.S. economy, steep monthly job losses and continuing problems in the financial sector. In response, the Federal Reserve kept its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% throughout the period. As the year progressed, low interest rates, other Fed initiatives and a massive federal stimulus package began to have a positive effect. Job losses eased, the nation’s gross domestic product turned positive in the third quarter and the financial sector stabilized.

          The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, returned 1.90% for the first half of 2009, when investor worries about the increased issuance of U.S. Treasury securities to fund the government’s recovery efforts depressed their prices. As the economy improved, the index gained 3.95% in the year’s second half.

Corporate bonds shine

As investors’ appetite for risk increased, the returns of corporate bonds rose; they returned 18.7% in 2009. The riskier asset-backed and commercial mortgage-backed sectors posted returns of 24.7% and 28.5%, respectively. Conversely, agency securities returned just 2.0%, while U.S. Treasuries lost 3.6% for the year. During the period, the yield on 2-year Treasury notes rose from 0.76% at year-end 2008 to 1.14% on December 31, 2009. The yield on 10-year Treasury notes soared from 2.25% to 3.85%.

The account tops its benchmark

The account outperformed the Barclays Capital index for the year primarily because of advantageous sector weightings, relative to the index. Underweight positions in U.S. Treasury securities and overweight holdings in agency securities contributed to the account’s outperformance. Overweight investments in corporate securities, particularly in the well-performing banking and insurance sectors, also aided returns, as did an overweight position in asset-backed securities and a small holding in out-of-benchmark, higher-yielding debt securities. However, an underweight in commercial mortgage-backed securities reduced returns slightly.

18   2009 Annual Report ▪ College Retirement Equities Fund

CREF BOND MARKET ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Bond Market Account	7.00%	4.10%	5.84%

Barclays Capital U.S. Aggregate Bond Index	5.93	4.97	6.33

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ▪ 2009 Annual Report   19

CREF BOND MARKET ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2009

CREF Bond Market Account	Starting account value (7/1/09)	Ending account value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)

Actual return	$1,000.00	$1,044.70	$2.27
5% annual hypothetical return	1,000.00	1,022.99	2.24

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2009. The account’s annualized six-month expense ratio for that period was 0.44%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2009	0.45%

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009

Mortgage-backed securities†	35.1
Corporate bonds	25.6
U.S. Treasury securities	17.0
Foreign government & corporate bonds denominated in U.S. dollars	9.0
U.S. agency securities	5.9
Commercial mortgage-backed securities	2.8
Asset-backed securities	2.4
Mutual funds	0.1
Short-term investments	10.8
Other assets & liabilities, net	–8.7

Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

20   2009 Annual Report ▪ College Retirement Equities Fund

CREF INFLATION-LINKED BOND ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The CREF Inflation-Linked Bond Account returned 9.58% for the year, compared with the 11.41% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

Inflation inches up as the economy revives

During 2009, the Federal Reserve acted decisively to stimulate the U.S. economy and bolster the financial markets. Throughout the period, the Fed kept its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0%. The low rate, other Fed initiatives and a massive federal stimulus package helped ease job losses and promote the normal flow of credit.

          Inflation remained fairly tame in 2009. At year-end, prices, as measured by the Consumer Price Index, were 2.7% higher than they had been twelve months earlier. The increase was primarily due to rising prices at the pump. Oil ended the period at $79 a barrel, up from $45 on January 1.

TIPS stage a comeback

Throughout the year, investors worried that efforts to jump-start the economy might trigger long-term inflation. The Barclays Capital U.S. TIPS Index rose 6.21% in the first half of 2009, when the government increased its issuance of Treasuries. The index rose another 4.90% in the year’s second half, as the economy improved and investors pondered the Fed’s next move on interest rates.

          After trailing the broad bond market in 2008, returns for TIPS in 2009 were nearly double the 5.93% gain of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. For the ten years ended December 31, 2009, the TIPS index returned an average annual 7.69%, versus 6.33% for the Barclays Capital aggregate index.

The account trails its benchmark

The account lagged the TIPS index partly because the account’s return includes a deduction for expenses, while the benchmark’s does not.

          Throughout the period, the account’s managers kept the account’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy is designed to help the account more closely track the characteristics of its benchmark.

College Retirement Equities Fund ▪ 2009 Annual Report   21

CREF INFLATION-LINKED BOND ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Inflation-Linked Bond Account	9.58%	4.15%	7.24%

Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series L)	11.41	4.63	7.69

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

22   2009 Annual Report ▪ College Retirement Equities Fund

CREF INFLATION-LINKED BOND ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2009

CREF Inflation-Linked Bond Account	Starting account value (7/1/09)	Ending account value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)

Actual return	$1,000.00	$1,047.40	$2.27
5% annual hypothetical return	1,000.00	1,022.99	2.24

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2009. The account’s annualized six-month expense ratio for that period was 0.44%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2009	0.45%

HOLDINGS BY MATURITY

% of portfolio investments as of 12/31/2009

Less than 1 year	0.2
1–3 years	15.9
3–5 years	20.2
5–10 years	34.0
10–20 years	28.3
Over 20 years	1.4

Total	100.0

College Retirement Equities Fund ▪ 2009 Annual Report   23

CREF SOCIAL CHOICE ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The CREF Social Choice Account returned 22.41% for the year, compared with the 20.18% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays Capital U.S. Aggregate Bond Index. The account screens investments according to social criteria, while the benchmark does not.

Stock exclusions boost returns

Because of its social screens, the account did not invest in a number of stocks that were included in its composite benchmark. The net result of these exclusions was to increase the account’s return relative to that of its benchmark.

          The account outpaced its composite benchmark in part because it excluded several of the largest stocks in the Russell 3000 Index, in terms of market capitalization as of December 31, 2009. These included Exxon Mobil, General Electric and AT&T, all of which considerably underperformed the broad-based index over the twelve-month period. The avoidance of Citigroup, which tumbled 50.5%, also aided relative results.

          In contrast, the exclusion of Apple, which rose 146.9%, was the largest detractor from relative performance. The absence of mining giants Rio Tinto, BHP Billiton and Freeport-McMoRan also hindered returns.

Strategies help limit risk

Because of the exclusion of some stocks, the account’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the benchmark. One such method is to overweight or underweight specific stocks relative to the benchmark.

          During the period, the account’s relative return was aided by overweight positions in diversified mining company Xstrata and two large financial companies: Switzerland’s Credit Suisse and Commonwealth Bank of Australia. However, overweight holdings in two Japanese telecommunications providers, NTT Docomo and KDDI, hurt returns.

Bonds help the account top its benchmark

During the period, the account’s fixed-income component posted a positive return and contributed to its outperformance. In relative terms, the bond segment topped the Barclays Capital index largely because of overweight positions in corporate and asset-backed securities, which performed particularly well during the twelve-month period. Underweight positions in U.S. Treasury securities also aided returns. However, the high quality of the account’s portfolio slightly weighed on returns, as higher-yielding, lower-quality issues outperformed.

24   2009 Annual Report ▪ College Retirement Equities Fund

CREF SOCIAL CHOICE ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Social Choice Account	22.41%	2.58%	2.54%

Broad-based market index Russell 3000 Index	28.34	0.76	–0.20

CREF Social Choice Composite Benchmark*	20.18	2.60	2.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

At December 31, 2009, the CREF Social Choice Composite Benchmark consisted of: 47% Russell 3000 Index; 40% Barclays Capital U.S. Aggregate Bond Index; and 13% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark may vary over time.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

College Retirement Equities Fund ▪ 2009 Annual Report   25

CREF SOCIAL CHOICE ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2009

CREF Social Choice Account	Starting account value (7/1/09)	Ending account value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)

Actual return	$1,000.00	$1,163.50	$2.13
5% annual hypothetical return	1,000.00	1,023.24	1.99

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2009. The account’s annualized six-month expense ratio for that period was 0.39%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2009	0.45%

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009

Equities	60.3
Long-term bonds	37.9
Short-term investments	7.0
Other assets & liabilities, net	–5.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization (Equity segment)	% of equity investments as of 12/31/2009

Over $15 billion	64.95
$4 billion–$15 billion	23.97
Under $4 billion	11.08

Total	100.00

26   2009 Annual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2009

The CREF Money Market Account returned 0.11% for the year, compared with the 0.17% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The credit market revives

The year began with soaring job losses, depressed home values and turmoil within the financial sector that nearly froze the flow of credit. Against this backdrop, gross domestic product (GDP) retreated in the first two quarters of 2009.

          In response, the Federal Reserve kept its target for the federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—near 0% throughout the period. The Fed also made short-term loans to banks and guaranteed the purchase of hard-to-sell securities. Meanwhile, federal stimulus legislation pumped money into communities around the country. By mid-year, credit conditions had eased, and the rate of job losses had declined. GDP finally turned positive in the third quarter.

LIBOR falls sharply during the year

LIBOR began the period at elevated levels but declined as credit conditions improved. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) Although lending activity remained sluggish, businesses were nevertheless able to borrow cash at a smaller premium. For the year, the three-month LIBOR dropped from 1.43% to 0.25%; the twelve-month LIBOR fell from 2.00% to 0.98%.

The account weathers the storm

In 2009, the account produced a return similar to that of the average iMoneyNet fund. Early in the year, the account purchased longer-term, floating-rate securities issued by U.S. government agencies to benefit from higher yields. As rates fell, and to mitigate credit risk, the account purchased high-quality corporate and bank debt with relatively short maturities. Later in the year, with these securities in limited supply, the account invested in U.S. Treasuries and agency debt for relative value and liquidity. On December 29, 2009, the account’s weighted average maturity was 67 days, versus 47 days for the average iMoneyNet fund.

          On December 31, 2009, foreign securities made up 19.76% of the account’s total portfolio investments. The account’s investment in foreign securities may involve special risks, including currency fluctuation and political and economic instability.

College Retirement Equities Fund ▪ 2009 Annual Report   27

CREF MONEY MARKET ACCOUNT

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED DECEMBER 29, 2009*

	Current yield	Effective yield

CREF Money Market Account†	0.01%	0.01%

iMoneyNet Money Fund Report Averages™—All Taxable‡	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF DECEMBER 31, 2009

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Money Market Account†	0.11%	3.00%	2.86%

iMoneyNet Money Fund Report
Averages—All Taxable‡	0.17	2.80	2.61

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†

Beginning July 16, 2009, part or all of the 12b-1 distribution fees for the CREF Money Market Account are being voluntarily waived. Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 waiver may be discontinued at any time without notice.

‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

28   2009 Annual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2009

CREF Money Market Account	Starting account value (7/1/09)	Ending account value (12/31/09)	Expenses paid* (7/1/09– 12/31/09)

Actual return	$1,000.00	$1,000.10	$1.81
5% annual hypothetical return	1,000.00	1,023.39	1.84

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2009. The account’s annualized six-month expense ratio for that period was 0.36%. The expense charges reflects a voluntary waiver. Without this waiver, the expenses of the account would have been higher and the performance lower.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2009	0.41%

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2009

Commercial paper	41.7
U.S. government & agency securities	36.7
Certificates of deposit	12.5
Floating-rate securities, U.S. agency	6.9
Bankers acceptances	1.5
Medium-term bonds & notes	0.7

Total	100.0

College Retirement Equities Fund ▪ 2009 Annual Report   29

SUMMARY PORTFOLIO OF INVESTMENTS

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2009

				Value (000)	% of net assets

BONDS

CORPORATE BONDS
HOLDING AND OTHER INVESTMENT OFFICES				$17	0.00	%**

		TOTAL CORPORATE BONDS	(Cost $16)	17	0.00	**

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				341	0.00	**

		TOTAL GOVERNMENT BONDS	(Cost $324)	341	0.00	**

		TOTAL BONDS	(Cost $340)	358	0.00	**

Shares		Company

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS				5,146	0.01

AGRICULTURAL PRODUCTION-LIVESTOCK				5,143	0.01

AGRICULTURAL SERVICES				11,154	0.01

AMUSEMENT AND RECREATION SERVICES
10,100,099		Walt Disney Co		325,728	0.33
		Other		245,849	0.25

				571,577	0.58

APPAREL AND ACCESSORY STORES				783,848	0.80

APPAREL AND OTHER TEXTILE PRODUCTS				292,311	0.30

AUTO REPAIR, SERVICES AND PARKING				49,685	0.05

AUTOMOTIVE DEALERS AND SERVICE STATIONS				149,649	0.15

BUILDING MATERIALS AND GARDEN SUPPLIES				497,128	0.50

BUSINESS SERVICES
1,456,502	*	Google, Inc (Class A)		903,002	0.92
431,900	a	Information Development Co		2,542	0.00	**
15,915	a	Intelligent Wave, Inc		2,414	0.00	**
46,624,410		Microsoft Corp		1,421,578	1.44
22,545,242		Oracle Corp		553,260	0.56
		Other		3,770,322	3.83

				6,653,118	6.75

CHEMICALS AND ALLIED PRODUCTS
8,236,883		Abbott Laboratories		444,709	0.45
7,125,763	*	Amgen, Inc		403,104	0.41
6,690,467	*	Gilead Sciences, Inc		289,563	0.30
4,760,603	a,e	Ferro Corp		39,227	0.04
15,128,777		Johnson & Johnson		974,445	1.00
16,736,747		Merck & Co, Inc		611,561	0.62
4,259,541		Monsanto Co		348,217	0.35
7,634,607		Novartis AG.		416,920	0.42

30 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

CHEMICALS AND ALLIED PRODUCTS—continued
47,287,195		Pfizer, Inc	$860,154	0.87%
15,314,193		Procter & Gamble Co	928,500	0.94
1,439,858	*,a,e	Vanda Pharmaceuticals, Inc	16,184	0.02
		Other	5,445,000	5.52

			10,777,584	10.94

COAL MINING			311,356	0.32

COMMERCIAL SERVICES AND SUPPLIES			2,444	0.00	**

COMMUNICATIONS
31,956,303		AT&T, Inc	895,735	0.91
17,021,409		Comcast Corp (Class A)	286,981	0.29
17,570,434		Verizon Communications, Inc	582,108	0.59
		Other	2,861,797	2.91

			4,626,621	4.70

DEPOSITORY INSTITUTIONS
21,836,914		Banco Santander Central Hispano S.A.	360,848	0.37
50,677,477		Bank of America Corp	763,203	0.77
122,231,642		Citigroup, Inc	404,588	0.40
29,892,864		HSBC Holdings plc	341,028	0.35
23,436,748		JPMorgan Chase & Co	976,609	0.99
13,469,734		US Bancorp	303,204	0.31
30,222,607		Wells Fargo & Co	815,708	0.83
		Other	4,817,490	4.89

			8,782,678	8.91

EATING AND DRINKING PLACES
5,279,963		McDonald’s Corp	329,681	0.33
		Other	462,676	0.47

			792,357	0.80

EDUCATIONAL SERVICES			167,279	0.17

ELECTRIC, GAS, AND SANITARY SERVICES			4,169,746	4.23

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
5,438,045	*	Apple Computer, Inc	1,146,666	1.17
33,378,489	*	Cisco Systems, Inc	799,081	0.81
60,431,618		General Electric Co	914,330	0.93
34,635,776		Intel Corp	706,570	0.72
11,158,576		Qualcomm, Inc	516,196	0.52
		Other	3,450,788	3.50

			7,533,631	7.65

ENGINEERING AND MANAGEMENT SERVICES
10,423	a,e	Digital Garage, Inc	18,114	0.02
		Other	690,461	0.70

			708,575	0.72

ENVIRONMENTAL QUALITY AND HOUSING			962	0.00	**

FABRICATED METAL PRODUCTS			500,178	0.51

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 31

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

FISHERIES			$4,777	0.00	%**

FOOD AND KINDRED PRODUCTS
12,226,368		Coca-Cola Co	696,903	0.71
6,167,589		Nestle S.A.	299,335	0.30
8,716,928		PepsiCo, Inc	529,989	0.54
		Other	2,283,350	2.32

			3,809,577	3.87

FOOD STORES			461,541	0.47

FORESTRY			100,721	0.10

FURNITURE AND FIXTURES			118,779	0.12

FURNITURE AND HOME FURNISHINGS STORES			218,307	0.22

GENERAL BUILDING CONTRACTORS			373,865	0.38

GENERAL MERCHANDISE STORES
11,351,291		Wal-Mart Stores, Inc	606,727	0.62
		Other	877,968	0.89

			1,484,695	1.51

HEALTH SERVICES			919,664	0.93

HEAVY CONSTRUCTION, EXCEPT BUILDING			296,240	0.30

HOLDING AND OTHER INVESTMENT OFFICES
1,598,400	*,a,m	First NIS Regional Fund SICAV	16	0.00	**
		Other	2,214,121	2.25

			2,214,137	2.25

HOTELS AND OTHER LODGING PLACES			293,856	0.30

INDUSTRIAL MACHINERY AND EQUIPMENT
3,387,456		3M Co	280,041	0.28
15,545,445		Hewlett-Packard Co	800,746	0.81
7,047,460		International Business Machines Corp	922,513	0.94
		Other	3,184,759	3.23

			5,188,059	5.26

INSTRUMENTS AND RELATED PRODUCTS
22,167,242	*,a	MPM Bioventures II	8,801	0.01
4,254,176	*,a	Skyline Venture Partners	1,076	0.00	**
		Other	2,467,258	2.50

			2,477,135	2.51

INSURANCE AGENTS, BROKERS AND SERVICE			259,222	0.26

INSURANCE CARRIERS			3,545,045	3.60

JUSTICE, PUBLIC ORDER AND SAFETY			24,505	0.03

LEATHER AND LEATHER PRODUCTS			171,488	0.17

LEGAL SERVICES			15,878	0.02

LOCAL AND INTERURBAN PASSENGER TRANSIT			27,671	0.03

32 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

LUMBER AND WOOD PRODUCTS			$29,543	0.03%

METAL MINING			2,145,422	2.18

MISCELLANEOUS MANUFACTURING INDUSTRIES			250,020	0.25

MISCELLANEOUS REPAIR SERVICES			205	0.00	**

MISCELLANEOUS RETAIL
2,023,193	*	Amazon.com, Inc	272,160	0.28
8,607,034		CVS Corp	277,233	0.28
		Other	730,649	0.74

			1,280,042	1.30

MOTION PICTURES			583,509	0.59

NONDEPOSITORY INSTITUTIONS			873,668	0.89

NONMETALLIC MINERALS, EXCEPT FUELS			92,106	0.09

OIL AND GAS EXTRACTION
2,889,220		Apache Corp	298,081	0.30
7,252,731		Occidental Petroleum Corp	590,010	0.60
6,464,342		Schlumberger Ltd	420,764	0.43
		Other	3,719,774	3.77

			5,028,629	5.10

PAPER AND ALLIED PRODUCTS			565,675	0.57

PERSONAL SERVICES			104,134	0.11

PETROLEUM AND COAL PRODUCTS
28,700,623		BP plc	277,138	0.28
10,343,894		Chevron Corp	796,376	0.81
6,559,536		ConocoPhillips	334,996	0.34
23,689,025		Exxon Mobil Corp	1,615,355	1.64
		Other	1,363,384	1.38

			4,387,249	4.45

PIPELINES, EXCEPT NATURAL GAS			91,531	0.09

PRIMARY METAL INDUSTRIES			902,057	0.92

PRINTING AND PUBLISHING			396,976	0.40

RAILROAD TRANSPORTATION			736,704	0.75

REAL ESTATE			573,992	0.58

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			419,002	0.43

SECURITY AND COMMODITY BROKERS
3,706,061		Goldman Sachs Group, Inc	625,731	0.64
		Other	1,651,539	1.67

			2,277,270	2.31

SOCIAL SERVICES			6,539	0.01

SPECIAL TRADE CONTRACTORS			77,037	0.08

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 33

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2009

Shares	Company	Value (000)	% of net assets

STONE, CLAY, AND GLASS PRODUCTS	$481,424	0.49%

TEXTILE MILL PRODUCTS	57,967	0.06

TOBACCO PRODUCTS
10,705,498	Philip Morris International, Inc	515,898	0.52
Other	524,766	0.54

1,040,664	1.06

TRANSPORTATION BY AIR	503,766	0.51

TRANSPORTATION EQUIPMENT
4,659,315	United Technologies Corp	323,403	0.33
Other	2,545,979	2.58

2,869,382	2.91

TRANSPORTATION SERVICES	183,219	0.19

TRUCKING AND WAREHOUSING	425,827	0.43

WATER TRANSPORTATION	231,889	0.24

WHOLESALE TRADE-DURABLE GOODS	1,060,640	1.08

WHOLESALE TRADE-NONDURABLE GOODS	961,091	0.98

TOTAL COMMON STOCKS	(Cost $90,817,306)	98,034,511	99.52

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS	71,058	0.07

FOOD AND KINDRED PRODUCTS	19,367	0.02

HOLDING AND OTHER INVESTMENT OFFICES	6,176	0.01

SECURITY AND COMMODITY BROKERS	2,974	0.00	**

TRANSPORTATION BY AIR	0	^	0.00	**

TOTAL PREFERRED STOCKS	(Cost $97,669)	99,575	0.10

RIGHTS / WARRANTS

BUILDING MATERIALS AND GARDEN SUPPLIES	38	0.00	**

CHEMICALS AND ALLIED PRODUCTS	0	^	0.00	**

COMMUNICATIONS	78	0.00	**

DEPOSITORY INSTITUTIONS	224	0.00	**

EATING AND DRINKING PLACES	1	0.00	**

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	0	^	0.00	**

FABRICATED METAL PRODUCTS	17	0.00	**

FOOD AND KINDRED PRODUCTS	5	0.00	**

GENERAL BUILDING CONTRACTORS	44	0.00	**

HOLDING AND OTHER INVESTMENT OFFICES	58	0.00	**

OIL AND GAS EXTRACTION	11	0.00	**

PRIMARY METAL INDUSTRIES	4	0.00	**

34 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company		Value (000)	% of net assets

REAL ESTATE				$135	0.00	%**

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				11	0.00	**

WHOLESALE TRADE-NONDURABLE GOODS				5	0.00	**

		TOTAL RIGHTS / WARRANTS	(Cost $74)	631	0.00	**

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			(Cost $38,290)	38,290	0.04

U.S. TREASURY BILLS			(Cost $263,161)	263,116	0.27

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASE AGREEMENTS
$275,000,000	x	BNP Paribas, Inc		275,000	0.28
366,306,000	y	Deutsche Bank		366,306	0.37

				641,306	0.65

CORPORATE VARIABLE RATE SECURITY				2,361,086	2.39

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			(Cost $3,027,929)	3,002,392	3.04

TOTAL SHORT-TERM INVESTMENTS			(Cost $3,329,380)	3,303,798	3.35

		TOTAL PORTFOLIO	(Cost $94,244,769)	101,438,873	102.97
		OTHER ASSETS & LIABILITIES, NET		(2,929,609)	(2.97)

		NET ASSETS		$98,509,264	100.00%

The following abbreviations are used in portfolio descriptions:
plc	Public Limited Company
SICAV	Societe d’Investissement A Capital Variable

*	Non-income producing
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
a	Affiliated holding
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
x	Agreement with BNP Paribas, Inc., 0.00% dated 12/31/09 to be repurchased at $275,000,000 on 01/04/10, collateralized by U.S. Government Agencies security valued at $280,500,000.
y	Agreement with Deutsche Bank, 0.01% dated 12/31/09 to be repurchased at $366,306,407 on 01/04/10, collateralized by U.S. Government Agencies security valued at $373,632,120.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 35

SUMMARY OF MARKET VALUES BY COUNTRY

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2009

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$71,550,168	70.54%

TOTAL DOMESTIC	71,550,168	70.54

FOREIGN
ARGENTINA	16,099	0.02
AUSTRALIA	1,668,491	1.64
AUSTRIA	82,777	0.08
BELGIUM	356,659	0.35
BERMUDA	50,882	0.05
BRAZIL	891,229	0.88
CAMBODIA	791	0.00	**
CANADA	2,238,302	2.21
CAYMAN ISLANDS	2,051	0.00	**
CHILE	66,433	0.07
CHINA	925,165	0.91
COLOMBIA	28,380	0.03
CYPRUS	4,418	0.00	**
CZECH REPUBLIC	34,516	0.03
DENMARK	118,557	0.12
EGYPT	22,988	0.02
FINLAND	312,126	0.31
FRANCE	1,861,650	1.83
GERMANY	1,898,203	1.87
GIBRALTAR	958	0.00	**
GREECE	117,490	0.11
GUERNSEY, C.I.	30,862	0.03
HONG KONG	475,127	0.47
HUNGARY	23,438	0.02
INDIA	357,084	0.35
INDONESIA	94,816	0.09
IRELAND	137,361	0.13
ISRAEL	361,071	0.36

		% of
	Value	total
Country	(000)	portfolio

ITALY	$624,124	0.62%
JAPAN	4,276,991	4.22
JERSEY, C.I.	10,128	0.01
KAZAKHSTAN	28,752	0.03
KOREA, REPUBLIC OF	643,725	0.63
LIECHTENSTEIN	2,198	0.00 **
LUXEMBOURG	37,168	0.04
MACAU	36,399	0.04
MALAYSIA	154,790	0.15
MEXICO	238,603	0.24
MOROCCO	8,701	0.01
NETHERLANDS	920,258	0.91
NEW ZEALAND	41,731	0.04
NORWAY	112,597	0.11
PANAMA	16,352	0.02
PERU	15,207	0.01
PHILIPPINES	32,798	0.03
POLAND	59,225	0.06
PORTUGAL	124,781	0.12
PUERTO RICO	7,531	0.01
RUSSIA	285,603	0.28
SINGAPORE	304,248	0.30
SOUTH AFRICA	333,828	0.33
SPAIN	820,991	0.81
SWEDEN	442,862	0.44
SWITZERLAND	2,583,905	2.55
TAIWAN	638,967	0.63
THAILAND	77,544	0.08
TURKEY	70,153	0.07
UNITED KINGDOM	4,760,621	4.69

TOTAL FOREIGN	29,888,705	29.46

TOTAL PORTFOLIO	$101,438,873	100.00%

** Percentage represents less than 0.01%.

36 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES			$43,771	0.33%

APPAREL AND ACCESSORY STORES
311,794		Fast Retailing Co Ltd	58,598	0.43
		Other	65,821	0.49

			124,419	0.92

APPAREL AND OTHER TEXTILE PRODUCTS			21,571	0.16

AUTO REPAIR, SERVICES AND PARKING			1,739	0.01

AUTOMOTIVE DEALERS AND SERVICE STATIONS			7,054	0.05

BUILDING MATERIALS AND GARDEN SUPPLIES			41,811	0.31

BUSINESS SERVICES
3,634,444	*	Autonomy Corp plc	88,260	0.65
137,641	*,e	Google, Inc (Class A)	85,335	0.63
4,602,046		Microsoft Corp	140,316	1.04
		Other	478,217	3.55

			792,128	5.87

CHEMICALS AND ALLIED PRODUCTS
1,552,987		Johnson & Johnson	100,028	0.74
1,500,912		Merck & Co, Inc	54,843	0.41
1,000,716		Monsanto Co	81,809	0.61
2,393,930		Novartis AG.	130,731	0.97
4,296,908		Pfizer, Inc	78,161	0.58
1,174,206		Procter & Gamble Co	71,192	0.53
413,962		Roche Holding AG.	70,793	0.52
1,162,907		Teva Pharmaceutical Industries Ltd (ADR)	65,332	0.48
		Other	807,737	5.99

			1,460,626	10.83

COAL MINING			40,234	0.30

COMMERCIAL SERVICES AND SUPPLIES			547	0.00	**

COMMUNICATIONS
2,653,755	e	AT&T, Inc	74,385	0.55
1,695,487		Verizon Communications, Inc	56,171	0.42
34,602,340		Vodafone Group plc	80,129	0.59
		Other	396,972	2.94

			607,657	4.50

DEPOSITORY INSTITUTIONS
6,067,859		Banco Santander Central Hispano S.A.	100,269	0.74
4,653,710		Bank of America Corp	70,085	0.52
11,590,720		HSBC Holdings plc	132,231	0.98
2,540,834		JPMorgan Chase & Co	105,877	0.79
3,563,855	*	UBS A.G. (Switzerland)	55,497	0.41
2,821,754		Wells Fargo & Co	76,159	0.57
		Other	902,952	6.69

			1,443,070	10.70

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 37

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

EATING AND DRINKING PLACES
10,294,642		Compass Group plc	$73,674	0.55%
		Other	56,307	0.41

			129,981	0.96

EDUCATIONAL SERVICES			14,355	0.11

ELECTRIC, GAS, AND SANITARY SERVICES			524,547	3.89

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
504,520	*	Apple Computer, Inc	106,383	0.79
3,353,814	*	Cisco Systems, Inc	80,290	0.60
5,233,524		General Electric Co	79,183	0.59
3,370,176		Intel Corp	68,751	0.51
1,202,474		Qualcomm, Inc	55,626	0.41
		Other	445,139	3.29

			835,372	6.19

ENGINEERING AND MANAGEMENT SERVICES			66,916	0.50

FABRICATED METAL PRODUCTS			45,920	0.34

FOOD AND KINDRED PRODUCTS
2,090,927		Nestle S.A.	101,480	0.75
		Other	441,217	3.27

			542,697	4.02

FOOD STORES			82,570	0.61

FORESTRY			6,405	0.05

FURNITURE AND FIXTURES			5,493	0.04

FURNITURE AND HOME FURNISHINGS STORES			30,576	0.23

GENERAL BUILDING CONTRACTORS			38,077	0.28

GENERAL MERCHANDISE STORES
1,180,250		Wal-Mart Stores, Inc	63,084	0.47
		Other	98,329	0.73

			161,413	1.20

HEALTH SERVICES			90,995	0.68

HEAVY CONSTRUCTION, EXCEPT BUILDING			46,955	0.35

HOLDING AND OTHER INVESTMENT OFFICES
2,046,133	e	iShares MSCI EAFE Index Fund	113,151	0.84
1,218,068		SPDR Trust Series 1	135,741	1.00
		Other	247,817	1.84

			496,709	3.68

HOTELS AND OTHER LODGING PLACES			72,462	0.54

38 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
5,454,289		Applied Materials, Inc	$76,033	0.56%
2,057,728		Hewlett-Packard Co	105,994	0.79
660,196	e	International Business Machines Corp	86,420	0.64
		Other	338,495	2.51

			606,942	4.50

INSTRUMENTS AND RELATED PRODUCTS			214,092	1.59

INSURANCE AGENTS, BROKERS AND SERVICE			42,556	0.32

INSURANCE CARRIERS
1,193,262		Aflac, Inc	55,188	0.41
		Other	463,281	3.43

			518,469	3.84

LEATHER AND LEATHER PRODUCTS			20,028	0.15

LEGAL SERVICES			14	0.00	**

LOCAL AND INTERURBAN PASSENGER TRANSIT			1,109	0.01

LUMBER AND WOOD PRODUCTS			1,869	0.01

METAL MINING
1,856,108		Anglo American plc	80,384	0.60
2,007,491	e	BHP Billiton Ltd	76,820	0.57
1,484,582		Rio Tinto plc	80,163	0.59
		Other	233,094	1.73

			470,461	3.49

MISCELLANEOUS MANUFACTURING INDUSTRIES			35,320	0.26

MISCELLANEOUS RETAIL			119,333	0.89

MOTION PICTURES			64,290	0.48

NONDEPOSITORY INSTITUTIONS
786,030		Siemens AG.	72,135	0.54
		Other	85,978	0.64

			158,113	1.18

NONMETALLIC MINERALS, EXCEPT FUELS			7,361	0.05

OIL AND GAS EXTRACTION
3,121,154		BG Group plc	56,356	0.42
810,729		Occidental Petroleum Corp	65,953	0.49
		Other	481,064	3.56

			603,373	4.47

PAPER AND ALLIED PRODUCTS			36,756	0.27

PERSONAL SERVICES			5,674	0.04

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 39

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2009

Shares			Company		Value (000)	% of net assets

PETROLEUM AND COAL PRODUCTS
9,546,492			BP plc		$92,183	0.68%
1,173,156			Chevron Corp		90,321	0.67
2,043,986			Exxon Mobil Corp		139,379	1.03
859,313		e	Total S.A.		55,194	0.41
			Other		237,154	1.76

					614,231	4.55

PIPELINES, EXCEPT NATURAL GAS					15,453	0.11

PRIMARY METAL INDUSTRIES					120,661	0.89

PRINTING AND PUBLISHING					62,450	0.46

RAILROAD TRANSPORTATION					78,461	0.58

REAL ESTATE					109,723	0.81

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS					64,740	0.48

SECURITY AND COMMODITY BROKERS
364,576			Goldman Sachs Group, Inc		61,555	0.46
			Other		251,628	1.86

					313,183	2.32

SPECIAL TRADE CONTRACTORS					746	0.01

STONE, CLAY, AND GLASS PRODUCTS					85,507	0.64

TEXTILE MILL PRODUCTS					6,989	0.05

TOBACCO PRODUCTS					150,338	1.11

TRANSPORTATION BY AIR					57,265	0.42

TRANSPORTATION EQUIPMENT
1,744,640			DaimlerChrysler AG. (EUR)		92,926	0.69
1,558,148			Toyota Motor Corp		65,693	0.49
			Other		302,217	2.24

					460,836	3.42

TRANSPORTATION SERVICES					10,038	0.07

TRUCKING AND WAREHOUSING					83,368	0.62

WATER TRANSPORTATION					34,393	0.25

WHOLESALE TRADE-DURABLE GOODS					156,603	1.16

WHOLESALE TRADE-NONDURABLE GOODS
1,739,911	e		Unilever NV		56,629	0.42
			Other		148,606	1.11

					205,235	1.53

			TOTAL COMMON STOCKS	(Cost $12,501,977)	13,312,050	98.68

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS					11,581	0.09

			TOTAL PREFERRED STOCKS	(Cost $11,643)	11,581	0.09

40 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company		Value (000)	% of net assets

RIGHTS / WARRANTS

DEPOSITORY INSTITUTIONS				$26	0.00	%**

FOOD AND KINDRED PRODUCTS				3	0.00	**

HOLDING AND OTHER INVESTMENT OFFICES				13	0.00	**

PRIMARY METAL INDUSTRIES				0^	0.00	**

REAL ESTATE				91	0.00	**

		TOTAL RIGHTS / WARRANTS	(Cost $70)	133	0.00	**

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS			(Cost $148,239)	148,252	1.10

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASE AGREEMENTS
$86,026,000	y	Deutsche Bank		86,026	0.64

				86,026	0.64

CORPORATE VARIABLE RATE SECURITY				428,168	3.17

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			(Cost $518,693)	514,194	3.81

		TOTAL SHORT-TERM INVESTMENTS	(Cost $666,932)	662,446	4.91

		TOTAL PORTFOLIO	(Cost $13,180,622)	13,986,210	103.68
		OTHER ASSETS & LIABILITIES, NET		(496,001)	(3.68)

		NET ASSETS		$13,490,209	100.00%

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

plc	Public Limited Company

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

e	All or a portion of these securities are out on loan.

y	Agreement with Deutsche Bank, 0.01% dated 12/31/09 to be repurchased at $86,026,096 on 01/04/10, collateralized by U.S. Government Agency securities valued at $87,746,520.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 41

SUMMARY OF MARKET VALUES BY COUNTRY

CREF GLOBAL EQUITIES ACCOUNT ▪  DECEMBER 31, 2009

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$6,937,373	49.60%

TOTAL DOMESTIC	6,937,373	49.60

FOREIGN
ARGENTINA	5,864	0.04
AUSTRALIA	495,872	3.55
AUSTRIA	15,382	0.11
BELGIUM	77,882	0.56
BERMUDA	1,724	0.01
BRAZIL	62,791	0.45
CAMBODIA	1,174	0.01
CANADA	538,451	3.85
CAYMAN ISLANDS	1,446	0.01
CHINA	129,499	0.93
CYPRUS	878	0.01
CZECH REPUBLIC	2,546	0.02
DENMARK	24,050	0.17
FINLAND	62,793	0.45
FRANCE	461,783	3.30
GERMANY	545,333	3.90
GREECE	21,260	0.15
HONG KONG	125,236	0.89
INDIA	29,967	0.21
INDONESIA	17,795	0.13
IRELAND	67,865	0.48
ISRAEL	65,332	0.47

Country	Value (000)	% of total portfolio

ITALY	$155,081	1.11%
JAPAN	1,047,609	7.49
JERSEY, C.I.	1,569	0.01
KAZAKHSTAN	833	0.01
KOREA, REPUBLIC OF	60,984	0.43
LUXEMBOURG	11,186	0.08
MACAU	31,445	0.22
MALAYSIA	17,725	0.13
MEXICO	2,922	0.02
NETHERLANDS	313,179	2.24
NEW ZEALAND	1,528	0.01
NORWAY	22,128	0.16
PERU	2,366	0.02
PHILIPPINES	25,055	0.18
PORTUGAL	25,365	0.18
SINGAPORE	89,616	0.64
SPAIN	206,745	1.48
SWEDEN	86,097	0.62
SWITZERLAND	636,882	4.55
TAIWAN	88,978	0.64
THAILAND	27,002	0.19
UNITED ARAB EMIRATES	1,769	0.01
UNITED KINGDOM	1,437,850	10.28

TOTAL FOREIGN	7,048,837	50.40

TOTAL PORTFOLIO	$13,986,210	100.00%

42 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AGRICULTURAL SERVICES			$2,324	0.02%

AMUSEMENT AND RECREATION SERVICES			75,664	0.63

APPAREL AND ACCESSORY STORES
1,586,990	*	Kohl’s Corp	85,586	0.71
		Other	107,010	0.89

			192,596	1.60

APPAREL AND OTHER TEXTILE PRODUCTS			56,027	0.47

AUTO REPAIR, SERVICES AND PARKING			3,633	0.03

AUTOMOTIVE DEALERS AND SERVICE STATIONS			22,337	0.19

BUILDING MATERIALS AND GARDEN SUPPLIES
3,060,596		Lowe’s Cos, Inc	71,587	0.60
		Other	9,569	0.08

			81,156	0.68

BUSINESS SERVICES
1,834,695	*	Adobe Systems, Inc	67,480	0.56
635,786	*	Google, Inc (Class A)	394,175	3.28
2,608,610	*	Intuit, Inc	80,110	0.67
476,644		Mastercard, Inc (Class A)	122,011	1.02
15,656,648		Microsoft Corp	477,371	3.97
1,714,992		Omnicom Group, Inc	67,142	0.56
6,143,940		Oracle Corp	150,772	1.25
1,378,525		Visa, Inc (Class A)	120,566	1.00
		Other	454,810	3.79

			1,934,437	16.10

CHEMICALS AND ALLIED PRODUCTS
2,082,721		Abbott Laboratories	112,446	0.94
1,777,143	*	Amgen, Inc	100,533	0.84
2,017,741	*	Celgene Corp	112,348	0.94
879,978		Colgate-Palmolive Co	72,290	0.60
2,358,344	*	Gilead Sciences, Inc	102,069	0.85
3,406,766		Johnson & Johnson	219,430	1.83
1,873,850		Merck & Co, Inc	68,470	0.57
1,741,021		Monsanto Co	142,328	1.18
1,286,310		Novartis AG. (ADR)	70,014	0.58
718,792		Praxair, Inc	57,726	0.48
2,513,177		Procter & Gamble Co	152,374	1.26
1,615,298		Teva Pharmaceutical Industries Ltd (ADR)	90,747	0.76
		Other	415,569	3.46

			1,716,344	14.29

COAL MINING			39,211	0.33

COMMUNICATIONS			131,365	1.09

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 43

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

DEPOSITORY INSTITUTIONS
3,659,348		Western Union Co	$68,979	0.57%
		Other	94,619	0.79

			163,598	1.36

EATING AND DRINKING PLACES
1,369,519		McDonald’s Corp	85,513	0.71
		Other	49,597	0.41

			135,110	1.12

EDUCATIONAL SERVICES			38,489	0.32

ELECTRIC, GAS, AND SANITARY SERVICES			112,250	0.94

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
2,038,360	*	Apple Computer, Inc	429,809	3.58
12,348,777	*	Cisco Systems, Inc	295,630	2.46
7,503,551		Intel Corp	153,072	1.27
3,769,405	*	Marvell Technology Group Ltd	78,215	0.65
2,228,061	*	NetApp, Inc	76,623	0.64
4,593,688		Qualcomm, Inc	212,504	1.77
		Other	319,131	2.66

			1,564,984	13.03

ENGINEERING AND MANAGEMENT SERVICES			102,051	0.85

FABRICATED METAL PRODUCTS			61,627	0.51

FOOD AND KINDRED PRODUCTS
3,389,771		Coca-Cola Co	193,217	1.61
2,895,182		PepsiCo, Inc	176,027	1.46
		Other	158,654	1.32

			527,898	4.39

FOOD STORES			20,049	0.17

FORESTRY			1,624	0.01

FURNITURE AND FIXTURES			9,035	0.08

FURNITURE AND HOME FURNISHINGS STORES			62,240	0.52

GENERAL BUILDING CONTRACTORS			1,770	0.01

GENERAL MERCHANDISE STORES
1,198,168		Target Corp	57,955	0.48
3,307,125		Wal-Mart Stores, Inc	176,766	1.47
		Other	80,014	0.67

			314,735	2.62

HEALTH SERVICES			177,692	1.48

HOLDING AND OTHER INVESTMENT OFFICES
2,470,750		iShares Russell 1000 Growth Index Fund	123,167	1.03
		Other	43,790	0.36

			166,957	1.39

44 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

HOTELS AND OTHER LODGING PLACES			$51,347	0.43%

INDUSTRIAL MACHINERY AND EQUIPMENT
832,028		3M Co	68,784	0.57
3,317,753		Hewlett-Packard Co	170,897	1.42
2,079,413		International Business Machines Corp	272,195	2.27
		Other	371,664	3.09

			883,540	7.35

INSTRUMENTS AND RELATED PRODUCTS
1,198,708		Baxter International, Inc	70,340	0.59
1,549,033		Medtronic, Inc	68,126	0.57
		Other	359,336	2.99

			497,802	4.15

INSURANCE AGENTS, BROKERS AND SERVICE			9,073	0.08

INSURANCE CARRIERS			162,406	1.35

JUSTICE, PUBLIC ORDER AND SAFETY			368	0.00	**

LEATHER AND LEATHER PRODUCTS			28,654	0.24

LEGAL SERVICES			2,691	0.02

METAL MINING			143,726	1.20

MISCELLANEOUS MANUFACTURING INDUSTRIES			26,111	0.22

MISCELLANEOUS RETAIL
1,162,576	*	Amazon.com, Inc	156,390	1.30
		Other	165,397	1.38

			321,787	2.68

MOTION PICTURES			50,788	0.42

NONDEPOSITORY INSTITUTIONS			34,698	0.29

NONMETALLIC MINERALS, EXCEPT FUELS			1,277	0.01

OIL AND GAS EXTRACTION
1,440,471		National Oilwell Varco, Inc	63,510	0.53
763,076		Occidental Petroleum Corp	62,076	0.52
		Other	265,805	2.21

			391,391	3.26

PAPER AND ALLIED PRODUCTS			37,066	0.31

PERSONAL SERVICES			9,328	0.08

PETROLEUM AND COAL PRODUCTS
1,516,239	c	Exxon Mobil Corp	103,392	0.86
		Other	25,080	0.21

			128,472	1.07

PRIMARY METAL INDUSTRIES			67,416	0.56

PRINTING AND PUBLISHING			23,462	0.20

RAILROAD TRANSPORTATION			72,204	0.60

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 45

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2009

Shares	Company		Value (000)	% of net assets

REAL ESTATE			$6,441	0.05%

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			14,132	0.12

SECURITY AND COMMODITY BROKERS
563,078	Goldman Sachs Group, Inc		95,071	0.79
	Other		167,787	1.40

			262,858	2.19

STONE, CLAY, AND GLASS PRODUCTS			65,917	0.54

TOBACCO PRODUCTS
3,475,728	Altria Group, Inc		68,229	0.57
2,929,208	Philip Morris International, Inc		141,159	1.17
	Other		23,629	0.20

			233,017	1.94

TRANSPORTATION BY AIR			40,386	0.34

TRANSPORTATION EQUIPMENT
1,125,866	Boeing Co		60,943	0.50
1,384,129	United Technologies Corp		96,072	0.80
	Other		151,487	1.26

			308,502	2.56

TRANSPORTATION SERVICES			21,210	0.18

TRUCKING AND WAREHOUSING			60,097	0.50

WATER TRANSPORTATION			9,100	0.07

WHOLESALE TRADE-DURABLE GOODS			26,431	0.22

WHOLESALE TRADE-NONDURABLE GOODS			65,281	0.54

	TOTAL COMMON STOCKS	(Cost $10,445,186)	11,772,182	98.00

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			29,035	0.24

U.S. TREASURY BILLS
$78,345,000	United States Treasury Bills	05/20/10	78,302	0.65
	Other		110,582	0.92

			188,884	1.57

	TOTAL SHORT-TERM INVESTMENTS	(Cost $217,902)	217,919	1.81

	TOTAL PORTFOLIO	(Cost $10,663,088)	11,990,101	99.81
	OTHER ASSETS & LIABILITIES, NET		22,817	0.19

	NET ASSETS		$12,012,918	100.00%

46 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2009

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing

**	Percentage represents less than 0.01%.

c	All or a portion of these securities has been segregated by the Custodian to cover margin or other requirements on future contracts in the amount of $12,251,272.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 47

SUMMARY OF MARKET VALUES BY COUNTRY

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2009

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$11,486,585	95.80%

TOTAL DOMESTIC	11,486,585	95.80

FOREIGN
BELGIUM	15,458	0.13
BERMUDA	454	0.00	**
BRAZIL	66,483	0.55
CANADA	24,264	0.20
CHINA	16,974	0.14
FRANCE	11,869	0.10
GUERNSEY, C.I.	987	0.01
IRELAND	37,265	0.31
ISRAEL	90,747	0.76
MACAU	637	0.01
MEXICO	4,669	0.04
NORWAY	485	0.00	**
PANAMA	1,844	0.02
SWITZERLAND	219,795	1.83
UNITED KINGDOM	11,585	0.10

TOTAL FOREIGN	503,516	4.20

TOTAL PORTFOLIO	$11,990,101	100.00%

**	Percentage represents less than 0.01%.

48 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$642	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			686	0.01

AGRICULTURAL SERVICES			1,937	0.02

AMUSEMENT AND RECREATION SERVICES
1,442,069		Walt Disney Co	46,507	0.49
		Other	13,232	0.14

			59,739	0.63

APPAREL AND ACCESSORY STORES			60,126	0.64

APPAREL AND OTHER TEXTILE PRODUCTS			37,705	0.40

AUTO REPAIR, SERVICES AND PARKING			6,079	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS			19,381	0.21

BUILDING MATERIALS AND GARDEN SUPPLIES
1,317,011		Home Depot, Inc	38,101	0.41
		Other	31,329	0.33

			69,430	0.74

BUSINESS SERVICES
185,900	*	Google, Inc (Class A)	115,254	1.22
5,983,277		Microsoft Corp	182,431	1.94
2,962,566		Oracle Corp	72,701	0.77
		Other	404,912	4.30

			775,298	8.23

CHEMICALS AND ALLIED PRODUCTS
1,197,975		Abbott Laboratories	64,679	0.69
786,841	*	Amgen, Inc	44,512	0.47
1,343,452		Bristol-Myers Squibb Co	33,922	0.36
388,438		Colgate-Palmolive Co	31,910	0.34
2,137,934		Johnson & Johnson	137,704	1.46
2,360,750		Merck & Co, Inc	86,262	0.92
424,429		Monsanto Co	34,697	0.37
6,250,493		Pfizer, Inc	113,696	1.21
2,261,636		Procter & Gamble Co	137,123	1.45
		Other	397,400	4.21

			1,081,905	11.48

COAL MINING			27,058	0.29

COMMUNICATIONS
4,579,698		AT&T, Inc	128,369	1.36
2,229,929		Comcast Corp (Class A)	37,597	0.40
2,205,939		Verizon Communications, Inc	73,083	0.78
		Other	168,775	1.79

			407,824	4.33

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 49

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

DEPOSITORY INSTITUTIONS
6,716,569		Bank of America Corp	$101,152	1.07%
11,816,506		Citigroup, Inc	39,113	0.42
2,917,497		JPMorgan Chase & Co	121,572	1.29
1,476,049		US Bancorp	33,226	0.35
3,690,501		Wells Fargo & Co	99,607	1.06
		Other	221,911	2.35

			616,581	6.54

EATING AND DRINKING PLACES
856,505		McDonald’s Corp	53,480	0.57
		Other	45,442	0.48

			98,922	1.05

EDUCATIONAL SERVICES			18,988	0.20

ELECTRIC, GAS, AND SANITARY SERVICES			406,418	4.31

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
693,054	*	Apple Computer, Inc	146,137	1.55
4,477,904	*	Cisco Systems, Inc	107,201	1.14
8,199,518		General Electric Co	124,059	1.32
4,336,880		Intel Corp	88,472	0.94
1,283,466		Qualcomm, Inc	59,373	0.63
		Other	275,311	2.91

			800,553	8.49

ENGINEERING AND MANAGEMENT SERVICES			63,380	0.67

FABRICATED METAL PRODUCTS			53,263	0.57

FISHERIES			36	0.00	**

FOOD AND KINDRED PRODUCTS
1,797,195		Coca-Cola Co	102,440	1.09
1,145,501		Kraft Foods, Inc (Class A)	31,135	0.33
1,208,697		PepsiCo, Inc	73,490	0.78
		Other	156,481	1.66

			363,546	3.86

FOOD STORES			26,303	0.28

FORESTRY			9,655	0.10

FURNITURE AND FIXTURES			14,024	0.15

FURNITURE AND HOME FURNISHINGS STORES			25,662	0.27

GENERAL BUILDING CONTRACTORS			16,688	0.18

GENERAL MERCHANDISE STORES
1,717,027		Wal-Mart Stores, Inc	91,775	0.97
		Other	83,965	0.89

			175,740	1.86

HEALTH SERVICES			122,498	1.30

HEAVY CONSTRUCTION, EXCEPT BUILDING			2,828	0.03

50 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES
1,201,233		iShares Russell 3000 Index Fund	$78,416	0.83%
		Other	202,119	2.15

			280,535	2.98

HOTELS AND OTHER LODGING PLACES			27,507	0.29

INDUSTRIAL MACHINERY AND EQUIPMENT
539,132		3M Co	44,570	0.47
1,854,168		Hewlett-Packard Co	95,508	1.01
1,025,443		International Business Machines Corp	134,230	1.43
		Other	330,996	3.51

			605,304	6.42

INSTRUMENTS AND RELATED PRODUCTS
869,050		Medtronic, Inc	38,221	0.40
		Other	274,139	2.91

			312,360	3.31

INSURANCE AGENTS, BROKERS AND SERVICE			32,305	0.34

INSURANCE CARRIERS			314,825	3.34

JUSTICE, PUBLIC ORDER AND SAFETY			3,159	0.03

LEATHER AND LEATHER PRODUCTS			12,900	0.14

LEGAL SERVICES			2,138	0.02

LOCAL AND INTERURBAN PASSENGER TRANSIT			1,214	0.01

LUMBER AND WOOD PRODUCTS			1,983	0.02

METAL MINING			59,263	0.63

MISCELLANEOUS MANUFACTURING INDUSTRIES			14,106	0.15

MISCELLANEOUS RETAIL
255,557	*	Amazon.com, Inc	34,378	0.36
1,126,606		CVS Corp	36,288	0.39
		Other	79,787	0.85

			150,453	1.60

MOTION PICTURES			69,062	0.73

NONDEPOSITORY INSTITUTIONS
787,167		American Express Co	31,896	0.34
		Other	40,850	0.43

			72,746	0.77

NONMETALLIC MINERALS, EXCEPT FUELS			7,578	0.08

OIL AND GAS EXTRACTION
627,543		Occidental Petroleum Corp	51,051	0.54
926,059		Schlumberger Ltd	60,277	0.64
		Other	325,238	3.45

			436,566	4.63

PAPER AND ALLIED PRODUCTS			49,248	0.52

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 51

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

PERSONAL SERVICES			$14,376	0.15%

PETROLEUM AND COAL PRODUCTS
1,554,657		Chevron Corp	119,693	1.27
1,149,644		ConocoPhillips	58,712	0.62
3,788,682	c	Exxon Mobil Corp	258,350	2.74
		Other	60,290	0.64

			497,045	5.27

PIPELINES, EXCEPT NATURAL GAS			10,320	0.11

PRIMARY METAL INDUSTRIES			65,453	0.69

PRINTING AND PUBLISHING			30,840	0.33

RAILROAD TRANSPORTATION			78,378	0.83

REAL ESTATE			9,504	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			15,745	0.17

SECURITY AND COMMODITY BROKERS
390,974		Goldman Sachs Group, Inc	66,012	0.70
1,057,851		Morgan Stanley	31,312	0.33
		Other	130,096	1.38

			227,420	2.41

SOCIAL SERVICES			431	0.00	**

SPECIAL TRADE CONTRACTORS			8,155	0.09

STONE, CLAY, AND GLASS PRODUCTS			37,559	0.40

TEXTILE MILL PRODUCTS			3,166	0.03

TOBACCO PRODUCTS
1,604,395		Altria Group, Inc	31,494	0.33
1,518,941		Philip Morris International, Inc	73,198	0.78
		Other	16,888	0.18

			121,580	1.29

TRANSPORTATION BY AIR			47,690	0.51

TRANSPORTATION EQUIPMENT
649,636		United Technologies Corp	45,091	0.48
		Other	173,884	1.84

			218,975	2.32

TRANSPORTATION SERVICES			17,603	0.19

TRUCKING AND WAREHOUSING			39,734	0.42

WATER TRANSPORTATION			23,233	0.25

WHOLESALE TRADE-DURABLE GOODS			35,719	0.38

52 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2009

Shares	Company		Value (000)		% of net assets

WHOLESALE TRADE-NONDURABLE GOODS			$57,838		0.61%

	TOTAL COMMON STOCKS	(Cost $8,594,187)	9,376,911		99.47

RIGHTS / WARRANTS

BUILDING MATERIALS AND GARDEN SUPPLIES			4		0.00	**

COMMUNICATIONS			19		0.00	**

EATING AND DRINKING PLACES			0	^	0.00	**

	TOTAL RIGHTS / WARRANTS	(Cost $0^)	23		0.00	**

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS			34,686		0.37

	TOTAL SHORT-TERM INVESTMENTS	(Cost $34,685)	34,686		0.37

	TOTAL PORTFOLIO	(Cost $8,628,872)	9,411,620		99.84
	OTHER ASSETS & LIABILITIES, NET		14,700		0.16

	NET ASSETS		$9,426,320		100.00%

*	Non-income producing

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

c	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on future contracts in the amount of $2,590,325.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 53

SUMMARY PORTFOLIO OF INVESTMENTS

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2009

Principal	Issuer		Rating†	Value (000)	% of net assets

BANK LOAN OBLIGATIONS

CHEMICALS AND ALLIED PRODUCTS				$19,980	0.19%

NONDEPOSITORY INSTITUTIONS				10,008	0.10

	TOTAL BANK LOAN OBLIGATIONS	(Cost $30,056)		29,988	0.29

BONDS

CORPORATE BONDS

AGENCY SECURITIES
$40,000,000	Citigroup Funding, Inc	1.880%, 10/22/12	Aaa	39,849	0.38
45,500,000	Citigroup, Inc	2.130%, 04/30/12	Aaa	45,987	0.44
54,875,000	GMAC, Inc	1.750%, 10/30/12	Aaa	54,518	0.52
61,800,000	GMAC, Inc	2.200%, 12/19/12	Aaa	62,179	0.59
39,000,000	State Street Corp	2.150%, 04/30/12	Aaa	39,511	0.38
	Other			199,999	1.90

				442,043	4.21

AMUSEMENT AND RECREATION SERVICES				15,569	0.15

BUILDING MATERIALS AND GARDEN SUPPLIES				7,976	0.08

BUSINESS SERVICES				35,603	0.34

CHEMICALS AND ALLIED PRODUCTS				115,753	1.10

COAL MINING				3,120	0.03

COMMUNICATIONS				299,440	2.85

DEPOSITORY INSTITUTIONS
50,000,000	JPMorgan Chase & Co	3.130%, 12/01/11	Aaa	51,749	0.49
	Other			395,709	3.77

				447,458	4.26

ELECTRIC, GAS, AND SANITARY SERVICES				268,339	2.55

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				51,012	0.49

EXECUTIVE, LEGISLATIVE AND GENERAL				4,664	0.04

FABRICATED METAL PRODUCTS				5,491	0.05

FOOD AND KINDRED PRODUCTS				78,324	0.74

FOOD STORES				19,852	0.19

FURNITURE AND HOME FURNISHINGS STORES				2,072	0.02

GENERAL BUILDING CONTRACTORS				3,836	0.04

GENERAL MERCHANDISE STORES				13,547	0.13

HEALTH SERVICES				19,183	0.18

HOLDING AND OTHER INVESTMENT OFFICES				44,730	0.43

INDUSTRIAL MACHINERY AND EQUIPMENT				28,672	0.27

INSTRUMENTS AND RELATED PRODUCTS				51,500	0.49

INSURANCE CARRIERS				112,458	1.07

54 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2009

Principal	Issuer		Rating†	Value (000)	% of net assets

JUSTICE, PUBLIC ORDER AND SAFETY				$2,060	0.02%

LEGAL SERVICES				1,273	0.01

METAL MINING				26,298	0.25

MISCELLANEOUS RETAIL				19,322	0.18

MOTION PICTURES				24,962	0.24

NONDEPOSITORY INSTITUTIONS
$61,500,000	General Electric Capital Corp	2.250%, 03/12/12	Aaa	62,391	0.59
37,400,000	General Electric Capital Corp	2.200%, 06/08/12	Aaa	37,925	0.36
	General Electric Capital Corp	2.630%–6.880%, 12/09/11–01/10/39		78,704	0.75
	Other			196,067	1.87

				375,087	3.57

OIL AND GAS EXTRACTION				200,533	1.91

PAPER AND ALLIED PRODUCTS				9,339	0.09

PETROLEUM AND COAL PRODUCTS				77,274	0.73

PIPELINES, EXCEPT NATURAL GAS				19,044	0.18

PRIMARY METAL INDUSTRIES				23,503	0.22

PRINTING AND PUBLISHING				25,192	0.24

RAILROAD TRANSPORTATION				39,727	0.38

REAL ESTATE				5,793	0.05

SECURITY AND COMMODITY BROKERS				225,731	2.15

SOCIAL SERVICES				1,920	0.02

STONE, CLAY, AND GLASS PRODUCTS				14,744	0.14

TOBACCO PRODUCTS				14,049	0.13

TRANSPORTATION EQUIPMENT				33,891	0.32

WATER TRANSPORTATION				4,796	0.05

WHOLESALE TRADE-DURABLE GOODS				25,374	0.24

WHOLESALE TRADE-NONDURABLE GOODS				29,564	0.28

	TOTAL CORPORATE BONDS	(Cost $3,139,099)		3,270,118	31.11

GOVERNMENT BONDS

AGENCY SECURITIES
76,000,000	Federal Home Loan Mortgage Corp
	(FHLMC)	1.750%–5.500%, 02/09/10–03/27/19		160,185	1.52
	Federal National Mortgage Association
	(FNMA)	2.750%, 03/13/14		76,645	0.73
	FNMA	1.380%–7.130%, 06/15/10–11/20/14		158,671	1.51
	Other			226,629	2.16

				622,130	5.92

FOREIGN GOVERNMENT BONDS				326,350	3.10

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 55

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2009

Principal		Issuer		Rating†	Value (000)	% of net assets

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp
		(FHLMC)	2.910%–6.060%, 02/01/36–09/01/37		$139,705	1.33%
$40,478,882		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	4.500%, 06/01/21		41,976	0.40
39,220,879		FGLMC	7.000%, 12/01/33		43,313	0.41
57,523,545		FGLMC	5.000%, 01/01/34		59,225	0.56
36,240,094		FGLMC	5.500%, 01/01/37		38,033	0.36
38,236,800		FGLMC	5.500%, 05/01/37		40,099	0.38
		FGLMC	4.000%–8.000%, 09/01/10–07/01/39		512,565	4.88
42,031,734		Federal National Mortgage Association
		(FNMA)	5.000%, 11/01/33		43,308	0.41
55,534,025		FNMA	5.000%, 08/01/34		57,265	0.54
60,406,735		FNMA	5.500%, 02/01/35		63,490	0.60
45,834,963	i	FNMA	5.770%, 11/01/36		48,382	0.46
38,095,262		FNMA	5.500%, 02/01/37		39,950	0.38
59,893,514		FNMA	5.500%, 02/01/38		62,763	0.60
		FNMA	4.000%–9.000%, 11/01/10–08/01/39		1,283,249	12.21
106,000,000		FNMA	4.000%, 01/25/40		102,323	0.97
268,000,000		FNMA	4.500%, 01/25/40		267,498	2.54
50,000,000		FNMA	5.000%, 01/25/40		51,305	0.49
239,000,000		FNMA	6.000%, 01/25/40		253,116	2.41
55,000,000		FNMA	6.500%, 01/25/40		58,902	0.56
		FNMA	4.500%–5.500%, 01/25/25–01/25/40		39,374	0.37
103,000,000		Government National Mortgage Association
		(GNMA)	5.000%, 01/15/40		105,913	1.01
48,000,000		GNMA	5.500%, 01/15/40		50,280	0.48
		GNMA	4.000%–6.500%, 07/15/33–01/15/44		114,986	1.09
		Other			173,468	1.67

					3,690,488	35.11

MUNICIPAL BONDS					2,053	0.02

U.S. TREASURY SECURITIES
331,072,000		United States Treasury Bonds	8.000%, 11/15/21		450,827	4.29
112,900,000		United States Treasury Bonds	5.250%, 02/15/29		122,320	1.16
		United States Treasury Bonds	4.380%–5.380%, 02/15/31–02/15/38		22,404	0.21
55,020,000		United States Treasury Notes	1.000%, 07/31/11		55,104	0.52
38,899,500		United States Treasury Notes	1.000%, 08/31/11		38,919	0.37
78,983,000		United States Treasury Notes	1.000%, 09/30/11		78,961	0.75
102,500,000		United States Treasury Notes	1.380%, 11/15/12		101,763	0.97
131,829,000		United States Treasury Notes	3.130%, 09/30/13		137,009	1.30
62,337,000		United States Treasury Notes	2.750%, 10/31/13		63,842	0.61
189,533,000		United States Treasury Notes	2.000%, 11/30/13		188,526	1.79
44,610,000		United States Treasury Notes	2.630%, 06/30/14		44,934	0.43
50,000,000		United States Treasury Notes	2.630%, 12/31/14		49,856	0.47
35,464,000		United States Treasury Notes	4.750%, 08/15/17		38,481	0.37
		United States Treasury Notes	0.880%–6.380%, 08/31/10–11/15/39		378,579	3.60
		Other			10,654	0.11

					1,782,179	16.95

		TOTAL GOVERNMENT BONDS	(Cost $6,285,773)		6,423,200	61.10

56 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2009

Principal		Issuer		Rating†	Value (000)	% of net assets

STRUCTURED ASSETS

ASSET BACKED					$258,018	2.45%

OTHER MORTGAGE BACKED					299,369	2.85

		TOTAL STRUCTURED ASSETS	(Cost $596,336)		557,387	5.30

		TOTAL BONDS	(Cost $10,021,208)		10,250,705	97.51

Shares		Company

PREFERRED STOCKS

MORTGAGE BACKED					2,174	0.02

		TOTAL PREFERRED STOCKS	(Cost $49,941)		2,174	0.02

TIAA-CREF MUTUAL FUND
532,405	a	TIAA-CREF High-Yield Fund			4,914	0.05

		TOTAL TIAA-CREF MUTUAL FUND	(Cost $4,923)		4,914	0.05

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$58,695,000		Federal Home Loan Bank (FHLB)	01/13/10		58,695	0.56
64,382,000		Federal Home Loan Mortgage Corp (FHLMC)	01/20/10		64,381	0.61
113,173,000		FHLMC	01/25/10		113,170	1.08
66,187,000		FHLMC	01/26/10		66,186	0.63
59,400,000		FHLMC	01/27/10		59,398	0.57
50,000,000		FHLMC	03/08/10		49,996	0.48
42,417,000		Federal National Mortgage Association (FNMA)	01/11/10		42,417	0.40
68,474,000		FNMA	01/13/10		68,473	0.65
91,791,000		FNMA	01/19/10		91,788	0.87
50,000,000		FNMA	03/17/10		49,995	0.48
		Other			391,971	3.72

					1,056,470	10.05

U.S. TREASURY BILLS
42,860,000		United States Treasury Bill	05/20/10		42,837	0.41
		Other			33,970	0.32

					76,807	0.73

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,133,269)		1,133,277	10.78

		TOTAL PORTFOLIO	(Cost $11,239,397)		11,421,058	108.65
		OTHER ASSETS & LIABILITIES, NET			(909,215)	(8.65)

		NET ASSETS			$10,511,843	100.00%

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 57

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2009

†	As provided by Moody’s Investors Service (unaudited).

a	Affiliated holding

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

58 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

PORTFOLIO OF INVESTMENTS

CREF INFLATION-LINKED BOND ACCOUNT ▪ DECEMBER 31, 2009

Principal	Issuer		Value (000)	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES k
$412,002,961	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/25	$434,727	5.67%
271,440,917	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	272,607	3.56
220,496,001	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/27	232,038	3.03
216,793,786	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	207,885	2.71
287,387,363	United States Treasury Inflation Indexed Bonds	3.630%, 04/15/28	355,215	4.63
213,854,940	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	229,376	2.99
322,020,554	United States Treasury Inflation Indexed Bonds	3.880%, 04/15/29	414,375	5.41
86,784,704	United States Treasury Inflation Indexed Bonds	3.380%, 04/15/32	107,288	1.40
181,679,401	United States Treasury Inflation Indexed Notes	3.500%, 01/15/11	188,450	2.46
269,751,257	United States Treasury Inflation Indexed Notes	2.380%, 04/15/11	277,717	3.62
107,674,712	United States Treasury Inflation Indexed Notes	3.380%, 01/15/12	115,161	1.50
214,895,625	United States Treasury Inflation Indexed Notes	2.000%, 04/15/12	224,566	2.93
373,157,655	United States Treasury Inflation Indexed Notes	3.000%, 07/15/12	401,203	5.23
214,619,891	United States Treasury Inflation Indexed Notes	0.630%, 04/15/13	218,242	2.85
342,389,367	United States Treasury Inflation Indexed Notes	1.880%, 07/15/13	360,606	4.70
355,123,366	United States Treasury Inflation Indexed Notes	2.000%, 01/15/14	375,543	4.90
228,087,552	United States Treasury Inflation Indexed Notes	1.250%, 04/15/14	235,732	3.08
327,041,542	United States Treasury Inflation Indexed Notes	2.000%, 07/15/14	346,460	4.52
316,905,892	United States Treasury Inflation Indexed Notes	1.630%, 01/15/15	329,582	4.30
284,619,296	United States Treasury Inflation Indexed Notes	1.880%, 07/15/15	299,895	3.91
266,240,273	United States Treasury Inflation Indexed Notes	2.000%, 01/15/16	281,154	3.67
266,077,166	United States Treasury Inflation Indexed Notes	2.500%, 07/15/16	289,754	3.78
235,351,557	United States Treasury Inflation Indexed Notes	2.380%, 01/15/17	254,198	3.32
212,774,040	United States Treasury Inflation Indexed Notes	2.630%, 07/15/17	234,002	3.05
220,869,633	United States Treasury Inflation Indexed Notes	1.630%, 01/15/18	226,098	2.95
208,110,696	United States Treasury Inflation Indexed Notes	1.380%, 07/15/18	208,533	2.72
207,914,525	United States Treasury Inflation Indexed Notes	2.130%, 01/15/19	220,487	2.88
230,325,550	United States Treasury Inflation Indexed Notes	1.880%, 07/15/19	239,071	3.12

			7,579,965	98.89

	TOTAL GOVERNMENT BONDS	(Cost $7,266,477)	7,579,965	98.89

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS
17,900,000	United States Treasury Bills	06/24/10	17,884	0.23

			17,884	0.23

	TOTAL SHORT-TERM INVESTMENTS	(Cost $17,884)	17,884	0.23

	TOTAL PORTFOLIO	(Cost $7,284,361)	7,597,849	99.12
	OTHER ASSETS & LIABILITIES, NET		67,151	0.88

	NET ASSETS		$7,665,000	100.00%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 59

SUMMARY PORTFOLIO OF INVESTMENTS

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2009

Principal	Issuer	Value (000)	% of net assets

BONDS

CORPORATE BONDS

AGENCY SECURITIES		$199,192	2.30%

AUTOMOTIVE DEALERS AND SERVICE STATIONS		5,422	0.06

BUILDING MATERIALS AND GARDEN SUPPLIES		6,807	0.08

BUSINESS SERVICES		5,054	0.06

CHEMICALS AND ALLIED PRODUCTS		26,272	0.30

COMMUNICATIONS		60,739	0.70

DEPOSITORY INSTITUTIONS		138,852	1.60

EATING AND DRINKING PLACES		1,307	0.02

ELECTRIC, GAS, AND SANITARY SERVICES		113,144	1.31

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		7,895	0.09

ENGINEERING AND MANAGEMENT SERVICES		3,664	0.04

FOOD AND KINDRED PRODUCTS		19,420	0.22

FOOD STORES		992	0.01

FURNITURE AND FIXTURES		4,159	0.05

GENERAL BUILDING CONTRACTORS		3,015	0.04

GENERAL MERCHANDISE STORES		2,890	0.03

HEALTH SERVICES		11,838	0.14

HOLDING AND OTHER INVESTMENT OFFICES		29,294	0.34

INDUSTRIAL MACHINERY AND EQUIPMENT		30,346	0.35

INSTRUMENTS AND RELATED PRODUCTS		51,694	0.60

INSURANCE CARRIERS		57,595	0.67

MEMBERSHIP ORGANIZATIONS		5,239	0.06

MISCELLANEOUS RETAIL		7,115	0.08

NONDEPOSITORY INSTITUTIONS		45,979	0.53

NONMETALLIC MINERALS, EXCEPT FUELS		2,674	0.03

OIL AND GAS EXTRACTION		48,817	0.56

PAPER AND ALLIED PRODUCTS		13,765	0.16

PETROLEUM AND COAL PRODUCTS		13,824	0.16

PRINTING AND PUBLISHING		2,604	0.03

RAILROAD TRANSPORTATION		24,136	0.27

SECURITY AND COMMODITY BROKERS		3,692	0.04

SOCIAL SERVICES		10,549	0.12

60 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2009

Principal		Issuer		Value (000)	% of net assets

STONE, CLAY, AND GLASS PRODUCTS				$2,822	0.03%

TRANSPORTATION BY AIR				31,139	0.36

TRANSPORTATION EQUIPMENT				7,923	0.09

TRANSPORTATION SERVICES				8,796	0.10

WHOLESALE TRADE-DURABLE GOODS				2,957	0.03

WHOLESALE TRADE-NONDURABLE GOODS				10,357	0.12

		TOTAL CORPORATE BONDS	(Cost $996,499)	1,021,979	11.78

GOVERNMENT BONDS

AGENCY SECURITIES				199,849	2.31

FOREIGN GOVERNMENT BONDS				104,944	1.21

MORTGAGE BACKED
$210,954,574		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	4.000%–8.000%, 03/01/11–07/01/39	220,062	2.54
79,000,000		Federal National Mortgage Association (FNMA)	4.500%, 01/25/40	78,852	0.91
51,000,000		FNMA	6.000%, 01/25/40	54,012	0.62
29,000,000		FNMA	6.500%, 01/25/40	31,057	0.36
26,178,084	i	FNMA	5.870%, 01/01/37	27,803	0.32
451,175,432	i	FNMA	4.000%–8.500%, 06/01/11–08/01/39	467,701	5.39
		Other		298,530	3.44

				1,178,017	13.58

MUNICIPAL BONDS				124,984	1.44

U.S. TREASURY SECURITIES
65,800,000		United States Treasury Bond	8.000%, 11/15/21	89,602	1.03
36,625,000		United States Treasury Note	1.380%, 11/15/12	36,362	0.42
31,500,000		United States Treasury Note	1.750%, 03/31/14	30,752	0.36
34,030,000		United States Treasury Note	2.250%, 05/31/14	33,799	0.39
33,395,000		United States Treasury Note	2.380%, 08/31/14	33,150	0.38
42,641,000		United States Treasury Note	3.380%, 11/15/19	41,016	0.47
162,116,000		United States Treasury Note	0.750%–6.380%, 01/31/11–08/15/39	203,547	2.35

				468,228	5.40

		TOTAL GOVERNMENT BONDS	(Cost $2,045,536)	2,076,022	23.94

STRUCTURED ASSETS

ASSET BACKED				93,618	1.08

OTHER MORTGAGE BACKED				97,631	1.12

		TOTAL STRUCTURED ASSETS	(Cost $214,116)	191,249	2.20

		TOTAL BONDS	(Cost $3,256,151)	3,289,250	37.92

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 61

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AGRICULTURAL SERVICES			$1,098	0.01%

AMUSEMENT AND RECREATION SERVICES
1,255,438		Walt Disney Co	40,488	0.47
		Other	132	0.00	**

			40,620	0.47

APPAREL AND ACCESSORY STORES			39,469	0.46

APPAREL AND OTHER TEXTILE PRODUCTS			30,873	0.36

AUTO REPAIR, SERVICES AND PARKING			1,828	0.02

AUTOMOTIVE DEALERS AND SERVICE STATIONS			7,729	0.09

BUILDING MATERIALS AND GARDEN SUPPLIES
1,141,348	e	Home Depot, Inc	33,019	0.38
		Other	19,375	0.22

			52,394	0.60

BUSINESS SERVICES
114,206	*,e	Google, Inc (Class A)	70,806	0.82
3,378,605		Microsoft Corp	103,015	1.19
		Other	167,335	1.92

			341,156	3.93

CHEMICALS AND ALLIED PRODUCTS
669,930	*,e	Amgen, Inc	37,899	0.44
1,432,339		Bristol-Myers Squibb Co	36,167	0.42
386,074		Colgate-Palmolive Co	31,716	0.36
633,432	*,e	Gilead Sciences, Inc	27,415	0.31
1,236,229		Johnson & Johnson	79,627	0.92
1,558,032		Merck & Co, Inc	56,931	0.66
1,275,939		Procter & Gamble Co	77,361	0.89
		Other	292,379	3.37

			639,495	7.37

COMMUNICATIONS
1,021,216	*,e	DIRECTV	34,057	0.39
1,467,474		Verizon Communications, Inc	48,616	0.56
		Other	155,728	1.80

			238,401	2.75

DEPOSITORY INSTITUTIONS
2,260,228		Wells Fargo & Co	61,003	0.70
		Other	309,486	3.57

			370,489	4.27

EATING AND DRINKING PLACES
641,970		McDonald’s Corp	40,085	0.46
		Other	20,574	0.24

			60,659	0.70

EDUCATIONAL SERVICES			1,649	0.02

ELECTRIC, GAS, AND SANITARY SERVICES			333,427	3.84

62 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
2,863,205	*	Cisco Systems, Inc	$68,546	0.79%
2,863,339	e	Intel Corp	58,412	0.67
1,075,307		Texas Instruments, Inc	28,023	0.33
		Other	115,435	1.33

			270,416	3.12

ENGINEERING AND MANAGEMENT SERVICES			40,794	0.47

FABRICATED METAL PRODUCTS
583,259		Illinois Tool Works, Inc	27,991	0.32
		Other	14,354	0.17

			42,345	0.49

FOOD AND KINDRED PRODUCTS
1,001,488		Kraft Foods, Inc (Class A)	27,220	0.31
831,309		PepsiCo, Inc	50,544	0.59
		Other	103,468	1.19

			181,232	2.09

FOOD STORES			35,644	0.41

FORESTRY			6,277	0.07

FURNITURE AND FIXTURES			10,012	0.12

FURNITURE AND HOME FURNISHINGS STORES			10,806	0.12

GENERAL BUILDING CONTRACTORS			14,758	0.17

GENERAL MERCHANDISE STORES
582,143	e	Target Corp	28,158	0.33
		Other	48,056	0.55

			76,214	0.88

HEALTH SERVICES			23,379	0.27

HEAVY CONSTRUCTION, EXCEPT BUILDING			7,131	0.08

HOLDING AND OTHER INVESTMENT OFFICES			65,293	0.75

HOTELS AND OTHER LODGING PLACES			19,498	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT
499,571	e	3M Co	41,300	0.48
710,883	e	Emerson Electric Co	30,284	0.35
1,246,302		Hewlett-Packard Co	64,196	0.74
608,738		International Business Machines Corp	79,683	0.92
		Other	164,667	1.90

			380,130	4.39

INSTRUMENTS AND RELATED PRODUCTS
501,272	e	Baxter International, Inc	29,415	0.34
806,650		Medtronic, Inc	35,475	0.41
		Other	138,602	1.60

			203,492	2.35

INSURANCE AGENTS, BROKERS AND SERVICE			22,049	0.25

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 63

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2009

Shares		Company	Value (000)	% of net assets

INSURANCE CARRIERS
472,582	*	WellPoint, Inc	$27,547	0.32%
		Other	199,464	2.30

			227,011	2.62

LEATHER AND LEATHER PRODUCTS			5,900	0.07

LEGAL SERVICES			632	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT			1,616	0.02

LUMBER AND WOOD PRODUCTS			123	0.00	**

METAL MINING			36,258	0.42

MISCELLANEOUS MANUFACTURING INDUSTRIES			12,824	0.15

MISCELLANEOUS RETAIL			99,725	1.15

MOTION PICTURES			11,890	0.14

NONDEPOSITORY INSTITUTIONS
821,479	e	American Express Co	33,286	0.38
		Other	22,385	0.26

			55,671	0.64

NONMETALLIC MINERALS, EXCEPT FUELS			13,833	0.16

OIL AND GAS EXTRACTION
320,466		Apache Corp	33,061	0.38
422,328		Devon Energy Corp	31,040	0.36
		Other	246,602	2.84

			310,703	3.58

PAPER AND ALLIED PRODUCTS			46,245	0.53

PERSONAL SERVICES			1,072	0.01

PETROLEUM AND COAL PRODUCTS			126,307	1.46

PIPELINES, EXCEPT NATURAL GAS			30,020	0.35

PRIMARY METAL INDUSTRIES			65,234	0.75

PRINTING AND PUBLISHING			40,923	0.47

RAILROAD TRANSPORTATION			58,589	0.68

REAL ESTATE			28,159	0.32

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			7,900	0.09

SECURITY AND COMMODITY BROKERS			134,756	1.55

SOCIAL SERVICES			223	0.00	**

SPECIAL TRADE CONTRACTORS			1,896	0.02

STONE, CLAY, AND GLASS PRODUCTS			38,116	0.44

64 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2009

Shares	Company		Value (000)		% of net assets

TEXTILE MILL PRODUCTS			$501		0.01%

TRANSPORTATION BY AIR			40,662		0.47

TRANSPORTATION EQUIPMENT			105,439		1.22

TRANSPORTATION SERVICES			9,288		0.11

TRUCKING AND WAREHOUSING
521,934	United Parcel Service, Inc (Class B)		29,943		0.35
	Other		11,743		0.13

			41,686		0.48

WATER TRANSPORTATION			4,482		0.05

WHOLESALE TRADE-DURABLE GOODS			55,554		0.64

WHOLESALE TRADE-NONDURABLE GOODS			42,507		0.49

	TOTAL COMMON STOCKS	(Cost $4,665,667)	5,224,502		60.25

PREFERRED STOCKS

MORTGAGE BACKED			1,060		0.01

	TOTAL PREFERRED STOCKS	(Cost $24,353)	1,060		0.01

RIGHTS / WARRANTS

BUILDING MATERIALS AND GARDEN SUPPLIES			4		0.00	**

DEPOSITORY INSTITUTIONS			0	^	0.00	**

	TOTAL RIGHTS / WARRANTS	(Cost $0^)	4		0.00	**

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$50,000,000	Federal Home Loan Mortgage Corp (FHLMC)	01/11/10	49,997		0.57
3,400,000	FHLMC	03/01/10	3,399		0.04
	Other		112,331		1.29

		(Cost $165,707)	165,727		1.90

U.S. TREASURY BILLS
77,000,000	United States Cash Management Bills	06/10/10	76,939		0.89
46,000,000	United States Treasury Bills	04/22/10	45,990		0.53
40,000,000	United States Treasury Bills	08/26/10	39,924		0.46
	Other		26,874		0.31

		(Cost $189,732)	189,727		2.19

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 65

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2009

Principal	Issuer		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$48,700,000	Federal National Mortgage Association (FNMA)	03/01/10	$48,688	0.56%
30,407,000	FNMA	03/30/10	30,403	0.35
50,000,000	FNMA	05/10/10	49,979	0.58
	Other		123,374	1.42

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		(Cost $252,412)	252,444	2.91

	TOTAL SHORT-TERM INVESTMENTS	(Cost $607,851)	607,898	7.00

	TOTAL PORTFOLIO	(Cost $8,554,022)	9,122,714	105.18
	OTHER ASSETS & LIABILITIES, NET		(449,412)	(5.18)

	NET ASSETS		$8,673,302	100.00%

*	Non-income producing

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

e	All or a portion of these securities are out on loan.

i	Floating or variable rate security. Coupon rate reflects rate at the period end.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

66 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF MONEY MARKET ACCOUNT ▪ DECEMBER 31, 2009

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

BANK NOTE			$55,004	0.41%

BANKER’S ACCEPTANCES
$135,800,000	Bank of America NA	01/04/10–05/11/10	135,750	1.02
	Other		69,269	0.52

			205,019	1.54

CERTIFICATE OF DEPOSIT
56,500,000	Banco Bilbao Vizcaya Argentaria S.A.	0.190%, 01/19/10	56,500	0.43
185,025,000	Bank of Montreal	0.140%–0.190%, 01/08/10–03/18/10	185,025	1.39
238,715,000	Barclays Bank plc	0.480%–0.960%, 01/11/10–08/18/10	238,715	1.79
185,000,000	Calyon	0.160%–0.270%, 01/11/10–02/03/10	185,002	1.39
95,000,000	Rabobank Nederland NV	0.170%–1.050%, 03/02/10–07/30/10	95,033	0.71
	Other		905,007	6.79

			1,665,282	12.50

COMMERCIAL PAPER
163,380,000	American Honda Finance Corp	01/05/10–01/28/10	163,365	1.23
232,035,000	Bank of Nova Scotia	01/11/10–02/19/10	231,995	1.74
179,260,000	BNP Paribas Finance, Inc	01/05/10–02/09/10	179,242	1.34
217,584,000	Coca-Cola Co	01/07/10–06/10/10	217,523	1.63
152,617,000	Fairway Finance LLC	01/05/10–03/16/10	152,581	1.14
52,640,000	Govco LLC	02/08/10	52,625	0.39
138,846,000	Govco LLC	02/02/10–03/10/10	138,798	1.04
85,000,000	Johnson & Johnson	04/05/10	84,966	0.64
61,830,000	Johnson & Johnson	05/03/10	61,788	0.46
169,779,000	Johnson & Johnson	01/25/10–08/03/10	169,730	1.27
137,245,000	Lloyds TSB Bank plc	01/07/10–03/19/10	137,190	1.03
75,000,000	Nestle Capital Corp	02/22/10	74,984	0.56
264,225,000	Nestle Capital Corp	01/19/10–04/14/10	264,094	1.98
299,211,000	Old Line Funding LLC	01/06/10–03/15/10	299,160	2.24
61,530,000	Park Avenue Receivables Corp	02/08/10	61,519	0.46
63,000,000	Park Avenue Receivables Corp	01/04/10	62,999	0.47
146,615,000	Park Avenue Receivables Corp	01/05/10–02/24/10	146,594	1.10
319,315,000	Private Export Funding Corp	01/27/10–04/26/10	319,109	2.40
182,890,000	Province of Ontario Canada	01/07/10–04/19/10	182,838	1.37
166,608,000	Rabobank USA Financial Corp	01/07/10–04/06/10	166,567	1.25
163,558,000	Ranger Funding Co LLC	01/20/10–03/23/10	163,510	1.23
55,000,000	Sheffield Receivables Corp	01/07/10	54,998	0.41
182,961,000	Sheffield Receivables Corp	01/04/10–02/17/10	182,944	1.37
149,548,000	Straight-A Funding LLC	02/12/10–03/18/10	149,508	1.12
75,140,000	Svensk Exportkredit AB	04/01/10	75,084	0.56
155,485,000	Svensk Exportkredit AB	02/01/10–03/29/10	155,420	1.17
60,000,000	Toyota Motor Credit Corp	01/12/10	59,997	0.45
210,000,000	Toyota Motor Credit Corp	01/04/10–03/01/10	209,971	1.58

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 67

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF MONEY MARKET ACCOUNT ▪ DECEMBER 31, 2009

Principal		Issuer		Value (000)	% of net assets

COMMERCIAL PAPER—continued
$253,762,000		Variable Funding Capital Co LLC	01/08/10–02/24/10	$253,731	1.90%
		Other		1,084,311	8.16

				5,557,141	41.69

INTEREST BEARING SHORT TERM				33,882	0.25

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
85,000,000		Federal Home Loan Bank (FHLB)	04/26/10	84,937	0.64
193,469,000		Federal Home Loan Mortgage Corp (FHLMC)	01/04/10–01/28/10	193,454	1.45
81,744,000		FHLMC	02/01/10	81,731	0.61
78,200,000		FHLMC	02/16/10	78,185	0.59
66,999,000		FHLMC	02/23/10	66,984	0.50
154,005,000		FHLMC	03/22/10	153,950	1.16
96,605,000		FHLMC	03/24/10	96,574	0.72
111,915,000		FHLMC	03/30/10	111,869	0.84
249,247,000		FHLMC	03/01/10–03/31/10	249,172	1.87
79,868,000		FHLMC	04/12/10	79,832	0.60
60,160,000		FHLMC	04/19/10	60,126	0.45
65,790,000		FHLMC	04/28/10	65,758	0.49
130,475,000		FHLMC	05/04/10	130,401	0.98
55,460,000		FHLMC	05/05/10	55,367	0.42
66,229,000		FHLMC	05/10/10	66,194	0.50
53,650,000		FHLMC	05/17/10	53,618	0.40
62,660,000		FHLMC	06/01/10	62,562	0.47
95,000,000		Federal National Mortgage Association (FNMA)	02/10/10	94,982	0.71
52,100,000		FNMA	03/24/10	52,082	0.39
64,549,000		FNMA	03/31/10	64,524	0.48
107,657,000		FNMA	04/01/10	107,507	0.81
65,000,000		FNMA	04/14/10	64,967	0.49
69,500,000		FNMA	05/19/10	69,459	0.52
83,730,000		FNMA	05/24/10	83,672	0.63
136,475,000		FNMA	05/03/10–05/26/10	136,385	1.02
		Other		1,167,463	8.76

				3,531,755	26.50

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES
100,000,000	i	Federal Home Loan Bank (FHLB)	0.580%, 02/02/10	100,000	0.75
100,000,000	i	FHLB	0.120%, 01/08/10	100,000	0.75
90,000,000	i	FHLB	0.210%, 01/13/10	89,999	0.68
100,000,000	i	FHLB	0.780%, 03/11/10	99,999	0.75
100,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.140%, 02/04/10	100,000	0.75
100,000,000	i	FHLMC	0.420%, 03/26/10	100,000	0.75
190,000,000	i	FHLMC	0.140%, 02/09/10	190,009	1.43
		Other		136,399	1.02

				916,406	6.88

68 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF MONEY MARKET ACCOUNT ▪ DECEMBER 31, 2009

Principal	Issuer		Value (000)	% of net assets

U.S. TREASURY SECURITIES
$223,505,000	United States Cash Management Bills	06/10/10	$223,211	1.68%
98,030,000	United States Cash Management Bills	06/17/10	97,920	0.74
149,000,000	United States Treasury Bills	02/11/10	148,958	1.12
64,792,000	United States Treasury Bills	02/18/10	64,771	0.49
121,667,000	United States Treasury Bills	03/04/10	121,634	0.91
128,290,000	United States Treasury Bills	04/15/10	128,231	0.96
106,885,000	United States Treasury Bills	04/22/10	106,833	0.80
53,650,000	United States Treasury Bills	05/13/10	53,620	0.40
92,620,000	United States Treasury Bills	05/27/10	92,564	0.69
73,850,000	United States Treasury Notes	2.880%, 06/30/10	74,682	0.56
122,690,000	United States Treasury Notes	1.250%–2.750%, 02/28/10–11/30/10	244,168	1.83

			1,356,592	10.18

	TOTAL SHORT-TERM INVESTMENTS	(Cost $13,321,081)	13,321,081	99.95

	TOTAL PORTFOLIO	(Cost $13,321,081)	13,321,081	99.95
	OTHER ASSETS & LIABILITIES, NET		6,368	0.05

	NET ASSETS		$13,327,449	100.00%

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company

plc	Public Limited Company

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 69

STATEMENTS OF ASSETS AND LIABILITIES

COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2009

(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Portfolio investments, at cost:
Unaffiliated issuers	$94,127,252	$13,180,622	$10,663,088	$8,628,872	$11,234,474	$7,284,361	$8,554,022	$13,321,081
Affiliated issuers	117,517	—	—	—	4,923	—	—	—

Total portfolio investments, at cost	94,244,769	13,180,622	10,663,088	8,628,872	11,239,397	7,284,361	8,554,022	13,321,081

Portfolio investments, at value:
Unaffiliated issuers	101,350,555	13,986,210	11,990,101	9,411,620	11,416,144	7,597,849	9,122,714	13,321,081
Affiliated issuers	88,318	—	—	—	4,914	—	—	—

Total portfolio investments, at value*	$101,438,873	$13,986,210	$11,990,101	$9,411,620	$11,421,058	$7,597,849	$9,122,714	$13,321,081
Cash	141	56	146	21	16,570	47	4,119	9
Cash — foreign**	35,533	9,790	—	—	—	—	6,660	—
Dividends and interest receivable	119,393	16,872	12,237	12,354	77,987	64,007	32,717	3,339
Receivable from securities transactions	97,777	11,129	9,865	764	23,160	—	5,571	—
Due from affiliates	16,376	5,219	6,212	2,926	4,523	3,212	3,433	3,208
Other	1,054	514	2,624	494	505	486	493	538

Total assets	101,709,147	14,029,790	12,021,185	9,428,179	11,543,803	7,665,601	9,175,707	13,328,175

LIABILITIES
Payable for collateral for securities loaned	3,027,829	518,671	—	—	—	—	218,443	—
Payable for securities transactions	169,614	20,206	5,957	921	1,031,234	—	283,337	—
Due to affiliates	1,187	177	147	100	117	86	98	158
Payable for variation margin on open future contracts	—	—	1,643	345	—	—	—	—
Other	1,253	527	520	493	609	515	527	568

Total liabilities	3,199,883	539,581	8,267	1,859	1,031,960	601	502,405	726

NET ASSETS:
Accumulation Fund	$87,141,472	$13,204,674	$11,841,542	$9,253,488	$10,296,475	$7,452,760	$8,430,228	$13,069,627
Annuity Funds	11,367,792	285,535	171,376	172,832	215,368	212,240	243,074	257,822

Total net assets	$98,509,264	$13,490,209	$12,012,918	$9,426,320	$10,511,843	$7,665,000	$8,673,302	$13,327,449

Accumulation units outstanding	418,439	154,712	190,383	116,156	112,769	134,285	68,385	511,880

Accumulation unit value	$208.25	$85.35	$62.20	$79.66	$91.31	$55.50	$123.28	$25.53

* Includes securities loaned of:	$2,898,963	$495,113	$—	$—	$—	$—	$208,121	$—
** Cost:	$35,324	$9,714	$—	$—	$—	$—	$6,579	$—

70 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 71

STATEMENTS OF OPERATIONS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED DECEMBER 31, 2009

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Interest	$482	$121	$287	$63	$413,865	$123,927	$131,551	$93,833
Dividends:
Unaffiliated issuers	1,995,762	285,649	157,611	172,497	52	—	113,985	—
Affiliated issuers	792	—	—	—	387	—	—	—
Foreign taxes withheld:
Unaffiliated issuers	(73,514)	(15,401)	(636)	(2)	—	—	(3,035)	—
Affiliated issuers	(33)	—	—	—	—	—	—	—
Income from securities lending	102,218	13,982	—	—	—	—	368	—
Other income	4,082	1,220	—	2	199	—	11	—

Total income	2,029,789	285,571	157,262	172,560	414,503	123,927	242,880	93,833

EXPENSES
Administrative	230,106	30,258	26,940	21,793	26,808	18,863	20,771	41,593
Distribution (12b-1)	67,075	8,789	7,868	6,360	7,828	5,519	6,067	12,137
Investment advisory	104,112	17,658	11,476	5,265	8,153	5,908	6,460	8,072
Mortality and expense risk charges	4,130	543	485	392	478	337	372	733

Total expenses before expense waiver	405,423	57,248	46,769	33,810	43,267	30,627	33,670	62,535

Less: expense waiver	—	—	—	—	—	—	—	2,931

Net expenses	405,423	57,248	46,769	33,810	43,267	30,627	33,670	59,604

Net investment income (loss)	1,624,366	228,323	110,493	138,750	371,236	93,300	209,210	34,229

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	(13,555,542)	(1,734,017)	(1,167,095)	(188,582)	17,806	(9,707)	(189,892)	5
Affiliated issuers	(6,906)	—	—	—	—	—	—	—
Futures transactions	—	—	40,442	11,241	5	—	6	—
Foreign currency transactions	(2,172)	(341)	(398)	(6)	—	—	71	—

Net realized gain (loss) on total investments	(13,564,620)	(1,734,358)	(1,127,051)	(177,347)	17,811	(9,707)	(189,815)	5

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers	35,838,067	4,735,247	4,162,887	2,088,801	257,391	528,299	1,536,876	(17,004)
Affiliated issuers	22,897	—	—	—	1,059	—	—	—
Futures transactions	—	—	952	264	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	406	159	16	—	—	—	134	—

Net change in unrealized appreciation (depreciation) on total investments	35,861,370	4,735,406	4,163,855	2,089,065	258,450	528,299	1,537,010	(17,004)

Net realized and unrealized gain (loss) on total investments	22,296,750	3,001,048	3,036,804	1,911,718	276,261	518,592	1,347,195	(16,999)

Net increase (decrease) in net assets resulting from operations	$23,921,116	$3,229,371	$3,147,297	$2,050,468	$647,497	$611,892	$1,556,405	$17,230

72 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 73

STATEMENTS OF CHANGES IN NET ASSETS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Stock Account		Global Equities Account		Growth Account

(amounts in thousands except accumulation units)	December 31, 2009	December 31, 2008	December 31, 2009	December 31, 2008	December 31, 2009	December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$1,624,366	$2,107,262	$228,323	$327,469	$110,493	$76,252
Net realized gain (loss) on total investments	(13,564,620)	(8,847,357)	(1,734,358)	(2,337,877)	(1,127,051)	(1,248,163)
Net change in unrealized appreciation (depreciation) on total investments	35,861,370	(44,994,663)	4,735,406	(5,228,329)	4,163,855	(4,290,328)

Net increase (decrease) from operations	23,921,116	(51,734,758)	3,229,371	(7,238,737)	3,147,297	(5,462,239)

FROM PARTICIPANT TRANSACTIONS
Premiums	5,088,775	6,643,439	1,235,760	1,440,820	1,148,971	1,190,092
Net transfers (from) to CREF Accounts	(698,998)	(2,521,016)	182,259	(627,601)	169,020	(415,846)
Annuity payments	(1,204,187)	(2,040,630)	(31,856)	(67,637)	(18,118)	(32,540)
Withdrawals and death benefits	(5,102,471)	(8,401,876)	(777,305)	(1,316,147)	(656,604)	(940,459)

Net increase (decrease) from participant transactions	(1,916,881)	(6,320,083)	608,858	(570,565)	643,269	(198,753)

Net increase (decrease) in net assets	22,004,235	(58,054,841)	3,838,229	(7,809,302)	3,790,566	(5,660,992)

NET ASSETS
Beginning of period	76,505,029	134,559,870	9,651,980	17,461,282	8,222,352	13,883,344

End of period	$98,509,264	$76,505,029	$13,490,209	$9,651,980	$12,012,918	$8,222,352

ACCUMULATION UNITS:
Units purchased	30,287,257	31,053,768	19,589,442	16,192,508	22,787,063	19,357,073
Units sold/transferred	(36,208,604)	(54,427,305)	(11,699,295)	(22,494,321)	(10,174,085)	(22,257,692)
Outstanding:
Beginning of period	424,360,114	447,733,651	146,821,512	153,123,325	177,770,407	180,671,026

End of period	418,438,767	424,360,114	154,711,659	146,821,512	190,383,385	177,770,407

74 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 75

STATEMENTS OF CHANGES IN NET ASSETS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪  FOR THE YEAR ENDED

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

(amounts in thousands except accumulation units)	December 31, 2009	December 31, 2008	December 31, 2009	December 31, 2008	December 31, 2009	December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$138,750	$158,992	$371,236	$372,314	$93,300	$296,008
Net realized gain (loss) on total investments	(177,347)	13,848	17,811	(133,695)	(9,707)	(79,085)
Net change in unrealized appreciation (depreciation) on total investments	2,089,065	(4,479,180)	258,450	(138,240)	528,299	(444,386)

Net increase (decrease) from operations	2,050,468	(4,306,340)	647,497	100,379	611,892	(227,463)

FROM PARTICIPANT TRANSACTIONS
Premiums	941,500	1,107,879	1,255,544	1,162,955	1,098,827	1,666,438
Net transfers (from) to CREF Accounts	(89,548)	(181,685)	788,667	662,114	677,665	1,022,777
Annuity payments	(21,174)	(46,722)	(39,098)	(48,203)	(33,076)	(44,298)
Withdrawals and death benefits	(628,539)	(873,070)	(851,997)	(845,811)	(750,631)	(1,186,964)

Net increase (decrease) from participant transactions	202,239	6,402	1,153,116	931,055	992,785	1,457,953

Net increase (decrease) in net assets	2,252,707	(4,299,938)	1,800,613	1,031,434	1,604,677	1,230,490

NET ASSETS
Beginning of period	7,173,613	11,473,551	8,711,230	7,679,796	6,060,323	4,829,833

End of period	$9,426,320	$7,173,613	$10,511,843	$8,711,230	$7,665,000	$6,060,323

ACCUMULATION UNITS:
Units purchased	14,370,656	13,443,195	14,138,124	13,780,973	20,305,060	31,720,195
Units sold/transferred	(11,042,114)	(13,223,266)	(1,217,090)	(2,848,769)	(1,948,960)	(6,316,746)
Outstanding:
Beginning of period	112,827,622	112,607,693	99,847,592	88,915,388	115,929,321	90,525,872

End of period	116,156,164	112,827,622	112,768,626	99,847,592	134,285,421	115,929,321

76 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 77

STATEMENTS OF CHANGES IN NET ASSETS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Social Choice Account		Money Market Account

(amounts in thousands except accumulation units)	December 31, 2009	December 31, 2008	December 31, 2009	December 31, 2008

FROM OPERATIONS
Net investment income (loss)	$209,210	$248,114	$34,229	$295,642
Net realized gain (loss) on total investments	(189,815)	282,384	5	(1)
Net change in unrealized appreciation (depreciation) on total investments	1,537,010	(2,667,383)	(17,004)	18,952

Net increase (decrease) from operations	1,556,405	(2,136,885)	17,230	314,593

FROM PARTICIPANT TRANSACTIONS
Premiums	693,959	754,539	3,721,036	6,362,828
Net transfers (from) to CREF Accounts	4,650	(222,396)	(1,033,715)	2,283,653
Annuity payments	(26,213)	(40,616)	(146,389)	(88,145)
Withdrawals and death benefits	(446,056)	(661,126)	(4,363,720)	(5,661,607)

Net increase (decrease) from participant transactions	226,340	(169,599)	(1,822,788)	2,896,729

Net increase (decrease) in net assets	1,782,745	(2,306,484)	(1,805,558)	3,211,322

NET ASSETS
Beginning of period	6,890,557	9,197,041	15,133,007	11,921,685

End of period	$8,673,302	$6,890,557	$13,327,449	$15,133,007

ACCUMULATION UNITS:
Units purchased	6,596,009	6,377,916	145,553,247	252,151,700
Units sold/transferred	(4,580,586)	(7,781,286)	(215,785,416)	(138,788,425)
Outstanding:
Beginning of period	66,369,233	67,772,603	582,112,135	468,748,860

End of period	68,384,656	66,369,233	511,879,966	582,112,135

78 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 79

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Stock Account

	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$4.251	$5.339	$4.754	$4.329	$3.819
Expenses (a)	0.849	1.113	0.992	1.095	0.901

Net investment income (a)	3.402	4.226	3.762	3.234	2.918
Net realized and unrealized gain (loss) on total investments	47.129	(107.993)	15.589	32.372	11.478

Net change in accumulation unit value	50.531	(103.767)	19.351	35.606	14.396

Accumulation unit value:
Beginning of period	157.723	261.490	242.139	206.533	192.137

End of period	$208.254	$157.723	$261.490	$242.139	$206.533

TOTAL RETURN*	32.04%	(39.68)%	7.99%	17.24%	7.49%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.49%	0.64%	0.52%	0.49%	0.46%
Net investment income	1.97%	1.95%	1.44%	1.44%	1.49%

SUPPLEMENTAL DATA
Portfolio turnover rate	58%	53%	49%	51%	58%
Accumulation units outstanding at the end period†	418	424	448	469	484
Accumulation fund net assets†	$87,141	$66,931	$117,078	$113,675	$99,968
Net assets at the end of period†	$98,509	$76,505	$134,560	$131,097	$115,864

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

80 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Global Equities Account

	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.862	$2.587	$2.069	$1.716	$1.641
Expenses (a)	0.374	0.462	0.409	0.481	0.397

Net investment income (a)	1.488	2.125	1.660	1.235	1.244
Net realized and unrealized gain (loss) on total investments	19.648	(49.181)	8.522	14.969	6.205

Net change in accumulation unit value	21.136	(47.056)	10.182	16.204	7.449

Accumulation unit value:
Beginning of period	64.217	111.273	101.091	84.887	77.438

End of period	$85.353	$64.217	$111.273	$101.091	$84.887

TOTAL RETURN*	32.91%	(42.29)%	10.07%	19.09%	9.62%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.53%	0.68%	0.56%	0.52%	0.50%
Net investment income	2.11%	2.34%	1.53%	1.35%	1.57%

SUPPLEMENTAL DATA
Portfolio turnover rate	59%	76%	108%	137%	137%
Accumulation units outstanding at the end period†	155	147	153	151	139
Accumulation fund net assets†	$13,205	$9,429	$17,039	$15,293	$11,803
Net assets at the end of period†	$13,490	$9,652	$17,461	$15,674	$12,101

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 81

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Growth Account

	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$0.836	$0.740	$0.694	$0.625	$0.520
Expenses (a)	0.249	0.316	0.272	0.321	0.291

Net investment income (a)	0.587	0.424	0.422	0.304	0.229
Net realized and unrealized gain (loss) on total investments	16.058	(30.509)	10.416	3.066	2.935

Net change in accumulation unit value	16.645	(30.085)	10.838	3.370	3.164

Accumulation unit value:
Beginning of period	45.553	75.638	64.800	61.430	58.266

End of year period	$62.198	$45.553	$75.638	$64.800	$61.430

TOTAL RETURN*	36.54%	(39.78)%	16.73%	5.49%	5.43%

RATIOS TO AVERAGE NET ASSETS:

Expenses	0.48%	0.69%	0.55%	0.52%	0.50%
Net investment income	1.14%	0.68%	0.60%	0.49%	0.39%

SUPPLEMENTAL DATA
Portfolio turnover rate	81%	82%	127%	109%	87%
Accumulation units outstanding at the end period†	190	178	181	182	194
Accumulation fund net assets†	$11,842	$8,098	$13,666	$11,780	$11,918
Net assets at the end of period†	$12,013	$8,222	$13,883	$11,985	$12,128

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

82 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Equity Index Account

	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.470	$1.823	$1.806	$1.636	$1.441
Expenses (a)	0.288	0.429	0.383	0.385	0.325

Net investment income (a)	1.182	1.394	1.423	1.251	1.116
Net realized and unrealized gain (loss) on total investments	16.176	(38.771)	3.050	11.332	3.320

Net change in accumulation unit value	17.358	(37.377)	4.473	12.583	4.436

Accumulation unit value:
Beginning of period	62.306	99.683	95.210	82.627	78.191

End of period	$79.664	$62.306	$99.683	$95.210	$82.627

TOTAL RETURN*	27.86%	(37.50)%	4.70%	15.23%	5.67%

RATIOS TO AVERAGE NET ASSETS:

Expenses	0.43%	0.59%	0.47%	0.43%	0.41%
Net investment income	1.77%	1.67%	1.39%	1.39%	1.40%

SUPPLEMENTAL DATA
Portfolio turnover rate	5%	7%	9%	10%	7%
Accumulation units outstanding at the end period†	116	113	113	116	117
Accumulation fund net assets†	$9,253	$7,030	$11,225	$11,033	$9,658
Net assets at the end of period†	$9,426	$7,174	$11,474	$11,283	$9,877

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 83

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Bond Market Account

	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$3.818		$4.241	$4.260	$3.990	$3.437
Expenses (a)	0.399		0.416	0.315	0.373	0.342

Net investment income (a)	3.419		3.825	3.945	3.617	3.095
Net realized and unrealized gain (loss) on total investments	2.556		(2.777)	0.806	(0.467)	(1.414)

Net change in accumulation unit value	5.975		1.048	4.751	3.150	1.681

Accumulation unit value:
Beginning of period	85.331		84.283	79.532	76.382	74.701

End of period	$91.306		$85.331	$84.283	$79.532	$76.382

TOTAL RETURN*	7.00%		1.24%	5.97%	4.12%	2.25%

RATIOS TO AVERAGE NET ASSETS:

Expenses	0.45%		0.61%	0.51%	0.48%	0.45%
Net investment income	3.88%		4.53%	4.86%	4.69%	4.09%

SUPPLEMENTAL DATA
Portfolio turnover rate	185	%(b)	125%	174%	219%	275%
Accumulation units outstanding at the end period†	113		100	89	78	74
Accumulation fund net assets†	$10,296		$8,520	$7,494	$6,219	$5,627
Net assets at the end of period†	$10,512		$8,711	$7,680	$6,395	$5,797

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

(b)	The portfolio turnover rate excluding mortgage dollar rolls transactions was 96% for the year.

84 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Inflation-Linked Bond Account

	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$0.974	$2.700	$2.618	$1.560	$2.657
Expenses (a)	0.241	0.249	0.186	0.228	0.194

Net investment income (a)	0.733	2.451	2.432	1.332	2.463
Net realized and unrealized gain (loss) on total investments	4.119	(3.367)	2.695	(1.339)	(1.316)

Net change in accumulation unit value	4.852	(0.916)	5.127	(0.007)	1.147

Accumulation unit value:
Beginning of period	50.647	51.563	46.436	46.443	45.296

End of period	$55.499	$50.647	$51.563	$46.436	$46.443

TOTAL RETURN*	9.58%	(1.78)%	11.04%	(0.01)%	2.53%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.45%	0.58%	0.50%	0.49%	0.43%
Net investment income	1.38%	4.69%	5.00%	2.83%	5.47%

SUPPLEMENTAL DATA
Portfolio turnover rate	11%	19%	13%	23%	24%
Accumulation units outstanding at the end period†	134	116	91	77	83
Accumulation fund net assets†	$7,453	$5,871	$4,668	$3,597	$3,844
Net assets at the end of period†	$7,665	$6,060	$4,830	$3,744	$4,000

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 85

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Social Choice Account

	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$3.517		$4.191	$4.165	$3.687	$2.987
Expenses (a)	0.488		0.600	0.492	0.535	0.465

Net investment income (a)	3.029		3.591	3.673	3.152	2.522
Net realized and unrealized gain (loss) on total investments	19.530		(34.439)	2.371	8.412	2.877

Net change in accumulation unit value	22.559		(30.848)	6.044	11.564	5.399

Accumulation unit value:
Beginning of period	100.718		131.566	125.522	113.958	108.559

End of period	$123.277		$100.718	$131.566	$125.522	$113.958

TOTAL RETURN*	22.41%		(23.45)%	4.81%	10.15%	4.97%

RATIOS TO AVERAGE NET ASSETS:

Expenses	0.45%		0.61%	0.48%	0.45%	0.42%
Net investment income	2.81%		3.02%	2.81%	2.65%	2.29%

SUPPLEMENTAL DATA
Portfolio turnover rate	85	%(b)	77%	60%	84%	97%
Accumulation units outstanding at the end period†	68		66	68	67	66
Accumulation fund net assets†	$8,430		$6,685	$8,917	$8,458	$7,539
Net assets at the end of period†	$8,673		$6,891	$9,197	$8,733	$7,794

*			Based on per accumulation unit data.

†			Millions

(a)			Based on average units outstanding.

(b)			The portfolio turnover rate excluding mortgage dollar rolls transactions was 49% for the year.

86 2009 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Money Market Account

	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$0.164	$0.700	$1.258	$1.169	$0.726
Expenses (a)	0.104	0.124	0.092	0.098	0.090

Net investment income (a)	0.060	0.576	1.166	1.071	0.636
Net realized and unrealized gain (loss) on total investments	(0.031)	0.032	(0.004)	—	0.003

Net change in accumulation unit value	0.029	0.608	1.162	1.071	0.639

Accumulation unit value:
Beginning of period	25.504	24.896	23.734	22.663	22.024

End of period	$25.533	$25.504	$24.896	$23.734	$22.663

TOTAL RETURN*	0.11%	2.44%	4.90%	4.73%	2.90%

RATIOS TO AVERAGE NET ASSETS:

Expenses before waiver	0.43%	0.56%	0.45%	0.43%	0.41%
Expenses after waiver	0.41%	0.56%	0.45%	0.43%	0.41%
Net investment income	0.21%	2.25%	4.79%	4.64%	2.86%

SUPPLEMENTAL DATA
Accumulation units outstanding at the end period†	512	582	469	393	317
Accumulation fund net assets†	$13,070	$14,846	$11,670	$9,327	$7,176
Net assets at the end of period†	$13,327	$15,133	$11,922	$9,571	$7,406

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

See notes to financial statements	College Retirement Equities Fund ▪ 2009 Annual Report 87

NOTES TO FINANCIAL STATEMENTS

COLLEGE RETIREMENT EQUITIES FUND

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events through February 22, 2010. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

88   2009 Annual Report ▪ College Retirement Equities Fund

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Dollar rolls transactions: The Accounts may enter into mortgage dollar rolls in which the Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Cash: The Accounts hold cash with the custodian. The Accounts are charged a fee for overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Repurchase agreements: The Accounts may enter into repurchase agreements with brokers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Accounts’ agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased that are subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities lending: The Accounts (excluding the Money Market Account) may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Accounts attempt to increase their net investment income through

College Retirement Equities Fund ▪ 2009 Annual Report   89

NOTES TO FINANCIAL STATEMENTS

the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statements of Operations. The value of the loaned securities, the value of the securities purchased with cash collateral, and the liability to return the cash collateral received are reflected on the Statements of Assets and Liabilities.

Lending Accounts’ securities exposes the Accounts to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Accounts may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Accounts may experience losses relating to the reinvestment of cash collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. However, the securities on loan are subject to daily market fluctuations which may cause the loans to be under collateralized for a period of time. The cash collateral for the Stock and Global Equities Accounts is invested in individual securities selected by the lending agent, pursuant to investment restrictions defined by the investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”). The cash collateral for the Social Choice Account is invested in short-term instruments by TCIM. The cash collateral for the Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts is invested in the State Street Navigator Securities Lending Portfolio. As of December 31, 2009, there were no securities out on loan for the Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts.

At December 31, 2009, the market value of investments of cash collateral for securities loaned (securities, cash, and other assets) and the amounts owed to lending counterparties are as follows:

Account	Market Value of Collateral	Amounts Owed to Lending Counterparties

Stock	$3,003,159,205	$3,027,829,470
Global Equities	514,338,549	518,671,441
Social Choice	220,013,092	218,442,522

Futures contracts: The Accounts are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Accounts (other than the Money Market Account) may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized

90   2009 Annual Report ▪ College Retirement Equities Fund

continued

gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income or loss due to inflation or deflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“Code”). CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years (2005-2009) and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Trustees of the Accounts, all of whom are independent, receive certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities.

College Retirement Equities Fund ▪ 2009 Annual Report   91

NOTES TO FINANCIAL STATEMENTS

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

92   2009 Annual Report ▪ College Retirement Equities Fund

continued

Debt securities: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Account are valued at amortized cost. Prior to May 1, 2009, short-term investments in the Money Market Account with maturities in excess of 60 days were valued in the same manner as debt securities. Money Market Account investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of December 31, 2009, 100% of the investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Accounts’ investments as of December 31, 2009:

Account	Level 1	Level 2	Level 3	Total

Stock
Domestic Government Bonds	$—	$340,602	$—	$340,602
Foreign Corporate Bonds	—	17,011	—	17,011
Domestic Common Stocks	68,135,185,024	27,878,804	11,789,817	68,174,853,645
Foreign Common Stocks
Agricultural Production-Crops	—	140,563	—	140,563
Agricultural Services	—	2,924,551	—	2,924,551
Amusement and Recreation Services	5,561,663	129,525,264	—	135,086,927

College Retirement Equities Fund ▪ 2009 Annual Report   93

NOTES TO FINANCIAL STATEMENTS

Account	Level 1	Level 2	Level 3	Total

Stock (continued)
Apparel and Accessory Stores	$5,906,854	$173,749,892	$—	$179,656,746
Apparel and Other Textile Products	—	34,985,098	—	34,985,098
Auto Repair, Services and Parking	—	6,470,426	—	6,470,426
Automotive Dealers and Service Stations	—	23,866,219	—	23,866,219
Building Materials and Garden Supplies	—	35,869,819	—	35,869,819
Business Services	75,749,384	871,469,111	—	947,218,495
Chemicals and Allied Products	321,673,238	2,521,552,503	—	2,843,225,741
Coal Mining	—	160,715,233	—	160,715,233
Commercial Services and Supplies	—	2,444,144	—	2,444,144
Communications	37,768,196	1,629,913,176	—	1,667,681,372
Depository Institutions	52,742,944	3,959,225,225	—	4,011,968,169
Eating and Drinking Places	—	144,478,740	—	144,478,740
Educational Services	—	11,582,975	—	11,582,975
Electric, Gas, and Sanitary Services	6,417,955	1,295,011,730	—	1,301,429,685
Electronic and Other Electric Equipment	14,670,658	1,362,079,529	—	1,376,750,187
Engineering and Management Services	5,820,604	262,636,084	—	268,456,688
Environmental Quality and Housing	—	961,749	—	961,749
Fabricated Metal Products	—	74,987,875	—	74,987,875
Fisheries	—	3,382,194	—	3,382,194
Food and Kindred Products	32,391,530	1,159,677,864	—	1,192,069,394
Food Stores	—	287,667,894	—	287,667,894
Forestry	—	118,842	—	118,842
Furniture and Fixtures	—	5,463,553	—	5,463,553
Furniture and Home Furnishings Stores	—	61,462,140	—	61,462,140
General Building Contractors	—	234,774,341	—	234,774,341
General Merchandise Stores	—	198,892,600	—	198,892,600
Health Services	970,282	58,966,691	—	59,936,973
Heavy Construction, Except Building	—	277,276,366	—	277,276,366
Holding and Other Investment Offices	—	486,439,631	15,984	486,455,615
Hotels and Other Lodging Places	—	124,859,055	—	124,859,055
Industrial Machinery and Equipment	1,723,271	713,089,785	—	714,813,056
Instruments and Related Products	3,987,666	243,296,533	—	247,284,199
Insurance Agents, Brokers and Service	—	89,376,681	—	89,376,681
Insurance Carriers	40,366,880	925,846,979	—	966,213,859
Leather and Leather Products	—	61,048,459	—	61,048,459
Local and Interurban Passenger Transit	—	14,909,453	—	14,909,453
Lumber and Wood Products	—	16,639,352	—	16,639,352
Metal Mining	143,921,864	1,629,860,933	—	1,773,782,797
Miscellaneous Manufacturing Industries	—	88,019,530	—	88,019,530
Miscellaneous Repair Services	—	204,672	—	204,672
Miscellaneous Retail	9,016,958	191,762,403	—	200,779,361
Motion Pictures	—	13,278,096	—	13,278,096
Nondepository Institutions	8,878,255	366,002,161	—	374,880,416
Nonmetallic Minerals, Except Fuels	—	59,236,506	—	59,236,506
Oil and Gas Extraction	83,382,409	1,274,454,626	—	1,357,837,035
Paper and Allied Products	—	150,945,995	—	150,945,995
Personal Services	—	18,708,007	—	18,708,007

94   2009 Annual Report ▪ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total

Stock (continued)
Petroleum and Coal Products	$154,537,499	$1,033,301,569	$—	$1,187,839,068
Pipelines, Except Natural Gas	—	34,135,150	—	34,135,150
Primary Metal Industries	7,746,422	479,387,248	—	487,133,670
Printing and Publishing	788,987	193,798,356	—	194,587,343
Railroad Transportation	—	177,583,638	—	177,583,638
Real Estate	835,227	509,668,849	—	510,504,076
Rubber and Miscellaneous Plastic Products	—	293,950,299	—	293,950,299
Security and Commodity Brokers	—	598,845,689	—	598,845,689
Social Services	—	2,900,462	—	2,900,462
Special Trade Contractors	—	28,743,585	—	28,743,585
Stone, Clay, and Glass Products	—	246,052,937	—	246,052,937
Textile Mill Products	—	39,054,289	—	39,054,289
Tobacco Products	515,897,949	222,421,333	—	738,319,282
Transportation By Air	14,268,352	123,796,439	—	138,064,791
Transportation Equipment	71,501,822	1,174,017,926	—	1,245,519,748
Transportation Services	439,660	72,278,571	—	72,718,231
Trucking and Warehousing	—	136,061,941	—	136,061,941
Water Transportation	15,380,307	108,310,129	—	123,690,436
Wholesale Trade-Durable Goods	719,218	752,473,238	—	753,192,456
Wholesale Trade-Nondurable Goods	105,826,885	433,715,681	—	539,542,566
Domestic Preferred Stocks	71,058,022	—	—	71,058,022
Foreign Preferred Stocks
Food and Kindred Products	—	19,366,894	—	19,366,894
Holding and Other Investment Offices	—	6,176,037	—	6,176,037
Security and Commodity Brokers	—	2,973,800	—	2,973,800
Transportation By Air	—	276	—	276
Rights / Warrants	117,278	513,370	—	630,648
Short-term Investments	—	3,303,798,091	—	3,303,798,091

Total	$69,945,253,263	$31,481,813,462	$11,805,801	$101,438,872,526

Global Equities
Foreign Common Stocks	$301,149,782	$6,747,553,845	$—	$7,048,703,627
Domestic Common Stocks
Amusement and Recreation Services	19,911,225	—	—	19,911,225
Apparel and Accessory Stores	43,713,027	—	—	43,713,027
Apparel and Other Textile Products	16,315,151	—	—	16,315,151
Auto Repair, Services and Parking	1,739,432	—	—	1,739,432
Automotive Dealers and Service Stations	5,183,991	—	—	5,183,991
Building Materials and Garden Supplies	36,468,308	—	—	36,468,308
Business Services	515,299,818	158,452	—	515,458,270
Chemicals and Allied Products	757,586,826	—	—	757,586,826
Coal Mining	8,018,663	—	—	8,018,663
Communications	244,134,991	—	—	244,134,991
Depository Institutions	437,664,054	—	—	437,664,054
Eating and Drinking Places	47,123,568	—	—	47,123,568
Educational Services	9,994,164	—	—	9,994,164
Electric, Gas, and Sanitary Services	231,652,432	—	—	231,652,432

College Retirement Equities Fund ▪ 2009 Annual Report   95

NOTES TO FINANCIAL STATEMENTS

Account	Level 1	Level 2	Level 3	Total

Global Equities (continued)
Electronic and Other Electric Equipment	$533,340,549	$—	$—	$533,340,549
Engineering and Management Services	22,605,996	—	—	22,605,996
Fabricated Metal Products	32,376,319	—	—	32,376,319
Food and Kindred Products	225,694,377	—	—	225,694,377
Food Stores	12,148,490	—	—	12,148,490
Forestry	6,405,107	—	—	6,405,107
Furniture and Fixtures	5,492,850	—	—	5,492,850
Furniture and Home Furnishings Stores	15,252,153	—	—	15,252,153
General Building Contractors	12,719,058	—	—	12,719,058
General Merchandise Stores	116,485,362	—	—	116,485,362
Health Services	79,845,002	—	—	79,845,002
Heavy Construction, Except Building	1,165,088	—	—	1,165,088
Holding and Other Investment Offices	419,904,644	—	—	419,904,644
Hotels and Other Lodging Places	12,814,959	—	—	12,814,959
Industrial Machinery and Equipment	429,394,043	—	—	429,394,043
Instruments and Related Products	161,646,217	2,106,980	—	163,753,197
Insurance Agents, Brokers and Service	13,222,963	—	—	13,222,963
Insurance Carriers	304,661,718	—	—	304,661,718
Leather and Leather Products	9,231,752	—	—	9,231,752
Legal Services	13,771	—	—	13,771
Metal Mining	28,994,057	—	—	28,994,057
Miscellaneous Manufacturing Industries	13,000,770	—	—	13,000,770
Miscellaneous Retail	80,042,073	—	—	80,042,073
Motion Pictures	59,948,327	4,082,621	—	64,030,948
Nondepository Institutions	44,105,768	—	—	44,105,768
Nonmetallic Minerals, Except Fuels	995,463	—	—	995,463
Oil and Gas Extraction	363,653,687	—	—	363,653,687
Paper and Allied Products	24,634,427	—	—	24,634,427
Personal Services	3,049,477	—	—	3,049,477
Petroleum and Coal Products	293,261,317	239,185	—	293,500,502
Pipelines, Except Natural Gas	5,110,272	—	—	5,110,272
Primary Metal Industries	25,195,187	546,485	—	25,741,672
Printing and Publishing	10,163,079	—	—	10,163,079
Railroad Transportation	49,901,864	—	—	49,901,864
Real Estate	173,754	1,270,809	—	1,444,563
Rubber and Miscellaneous Plastic Products	7,992,817	—	—	7,992,817
Security and Commodity Brokers	188,696,435	3,212,840	—	191,909,275
Special Trade Contractors	634,599	—	—	634,599
Stone, Clay, and Glass Products	14,274,938	—	—	14,274,938
Textile Mill Products	551,874	—	—	551,874
Tobacco Products	35,369,131	—	—	35,369,131
Transportation By Air	25,143,727	—	—	25,143,727
Transportation Equipment	120,958,404	—	—	120,958,404

96   2009 Annual Report ▪ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total

Global Equities (continued)
Transportation Services	$3,437,536	$—	$—	$3,437,536
Trucking and Warehousing	19,179,755	—	—	19,179,755
Water Transportation	4,411,752	—	—	4,411,752
Wholesale Trade-Durable Goods	8,301,418	—	—	8,301,418
Wholesale Trade-Nondurable Goods	31,321,474	—	—	31,321,474
Domestic Preferred Stocks
Depository Institutions	11,581,023	—	—	11,581,023
Rights	—	117	—	117
Warrants	—	133,447	—	133,447
Short-term Investments	—	662,445,355	—	662,445,355

Total	$6,564,460,255	$7,421,750,136	$—	$13,986,210,391

Growth
Domestic Common Stocks	$11,268,665,822	$—	$—	$11,268,665,822
Foreign Common Stocks
Amusement and Recreation Services	2,045,405	—	—	2,045,405
Business Services	15,914,996	—	—	15,914,996
Chemicals and Allied Products	179,028,617	18,514,514	—	197,543,131
Engineering and Management Services	9,105,930	—	—	9,105,930
Food and Kindred Products	—	15,457,928	—	15,457,928
Hotels and Other Lodging Places	—	636,552	—	636,552
Insurance Carriers	453,939	—	—	453,939
Metal Mining	63,966,703	11,585,175	—	75,551,878
Oil and Gas Extraction	13,691,264	9,057,307	—	22,748,571
Petroleum and Coal Products	8,700,525	—	—	8,700,525
Primary Metal Industries	—	11,869,165	—	11,869,165
Tobacco Products	141,158,534	—	—	141,158,534
Transportation By Air	1,844,191	—	—	1,844,191
Water Transportation	485,391	—	—	485,391
Short-term Investments	—	217,918,697	—	217,918,697
Futures*	951,903	—	—	951,903

Total	$11,706,013,220	$285,039,338	$—	$11,991,052,558

Equity Index
Domestic Common Stocks	$9,270,619,699	$—	$—	$9,270,619,699
Foreign Common Stocks
Apparel and Accessory Stores	935,959	—	—	935,959
Business Services	5,784,158	—	—	5,784,158
Chemicals and Allied Products	475,716	—	—	475,716
Communications	649,062	—	—	649,062
Depository Institutions	1,911,172	—	—	1,911,172
Electric, Gas, and Sanitary Services	147,273	—	—	147,273
Electronic and Other Electric Equipment	275,598	—	—	275,598
Food and Kindred Products	251,029	—	—	251,029
Industrial Machinery and Equipment	354,653	—	—	354,653
Instruments and Related Products	460,710	—	—	460,710
Insurance Carriers	4,079,262	—	—	4,079,262
Metal Mining	4,644,140	—	—	4,644,140

College Retirement Equities Fund ▪ 2009 Annual Report   97

NOTES TO FINANCIAL STATEMENTS

Account	Level 1	Level 2	Level 3	Total

Equity Index (continued)
Miscellaneous Retail	$1,758,176	$—	$—	$1,758,176
Nondepository Institutions	1,147,758	—	—	1,147,758
Oil and Gas Extraction	145,418	—	—	145,418
Petroleum and Coal Products	933,583	—	—	933,583
Primary Metal Industries	120,124	—	—	120,124
Printing and Publishing	99,016	—	—	99,016
Tobacco Products	73,197,767	—	—	73,197,767
Transportation By Air	1,289,741	—	—	1,289,741
Transportation Equipment	2,937,925	—	—	2,937,925
Transportation Services	80,146	—	—	80,146
Water Transportation	2,783,938	—	—	2,783,938
Wholesale Trade-Nondurable Goods	1,829,230	—	—	1,829,230
Rights	22,891	—	—	22,891
Warrants	156	—	—	156
Short-term Investments	—	34,685,556	—	34,685,556
Futures*	264,019	—	—	264,019

Total	$9,377,198,319	$34,685,556	$—	$9,411,883,875

Bond Market
Bank Loan Obligations	$—	$29,988,255	$—	$29,988,255
Corporate Bonds	—	3,270,117,828	—	3,270,117,828
Government Bonds	—	6,421,147,072	—	6,421,147,072
Municipal Bonds	—	2,052,900	—	2,052,900
Structured Assets	—	557,387,072	—	557,387,072
Preferred Stocks	2,173,894	—	—	2,173,894
Investments in Registered Investment Companies	4,914,101	—	—	4,914,101
Short-term Investments	—	1,133,276,488	—	1,133,276,488

Total	$7,087,995	$11,413,969,615	$—	$11,421,057,610

Social Choice
Domestic Common Stocks	$4,072,165,541	$—	$—	$4,072,165,541
Foreign Common Stocks
Apparel and Accessory Stores	—	10,415,700	—	10,415,700
Automotive Dealers and Service Stations	—	1,907,085	—	1,907,085
Building Materials and Garden Supplies	—	968,896	—	968,896
Business Services	—	23,369,098	—	23,369,098
Chemicals and Allied Products	—	142,231,090	—	142,231,090
Communications	—	59,277,806	—	59,277,806
Depository Institutions	181,962	173,444,235	—	173,626,197
Eating and Drinking Places	—	3,118,685	—	3,118,685
Educational Services	—	1,283,597	—	1,283,597
Electric, Gas, and Sanitary Services	—	70,131,004	—	70,131,004
Electronic and Other Electric Equipment	—	38,733,800	—	38,733,800
Engineering and Management Services	21,480,400	5,239,470	—	26,719,870
Fabricated Metal Products	—	2,884,493	—	2,884,493
Food and Kindred Products	—	28,210,905	—	28,210,905
Food Stores	—	25,187,075	—	25,187,075

98   2009 Annual Report ▪ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total

Social Choice (continued)
General Building Contractors	$—	$12,311,034	$—	$12,311,034
General Merchandise Stores	—	8,307,658	—	8,307,658
Heavy Construction, Except Building	—	6,040,169	—	6,040,169
Holding and Other Investment Offices	—	1,413,442	—	1,413,442
Hotels and Other Lodging Places	—	7,204,633	—	7,204,633
Industrial Machinery and Equipment	—	32,787,347	—	32,787,347
Instruments and Related Products	—	12,877,187	—	12,877,187
Insurance Agents, Brokers and Service	—	5,904,723	—	5,904,723
Insurance Carriers	—	46,747,922	—	46,747,922
Local and Interurban Passenger Transit	—	1,616,487	—	1,616,487
Metal Mining	—	29,572,341	—	29,572,341
Miscellaneous Manufacturing Industries	—	1,486,783	—	1,486,783
Miscellaneous Retail	—	9,620,228	—	9,620,228
Nonmetallic Minerals, Except Fuels	—	4,431,434	—	4,431,434
Oil and Gas Extraction	—	27,847,864	—	27,847,864
Paper and Allied Products	—	6,338,089	—	6,338,089
Petroleum and Coal Products	—	80,301,394	—	80,301,394
Pipelines, Except Natural Gas	—	5,020,958	—	5,020,958
Primary Metal Industries	—	21,342,202	—	21,342,202
Printing and Publishing	67,992	20,789,949	—	20,857,941
Railroad Transportation	—	9,476,094	—	9,476,094
Real Estate	—	26,392,969	—	26,392,969
Rubber and Miscellaneous Plastic Products	—	5,907,893	—	5,907,893
Security and Commodity Brokers	—	20,274,760	—	20,274,760
Stone, Clay, and Glass Products	—	19,060,340	—	19,060,340
Transportation By Air	—	3,330,548	—	3,330,548
Transportation Equipment	—	48,882,516	—	48,882,516
Transportation Services	—	5,990,943	—	5,990,943
Trucking and Warehousing	—	11,568,949	—	11,568,949
Water Transportation	—	1,595,186	—	1,595,186
Wholesale Trade-Durable Goods	—	31,396,091	—	31,396,091
Wholesale Trade-Nondurable Goods	—	18,364,290	—	18,364,290
Corporate Bonds	—	1,021,980,709	—	1,021,980,709
Government Bonds	—	1,951,037,566	—	1,951,037,566
Municipal Bonds	—	124,984,199	—	124,984,199
Structured Assets	—	191,248,882	—	191,248,882
Preferred Stocks	1,059,861	—	—	1,059,861
Rights	3,508	—	—	3,508
Short-term Investments	—	607,898,356	—	607,898,356

Total	$4,094,959,264	$5,027,755,074	$—	$9,122,714,338

*	Futures contracts are derivative instruments not reflected in the Portfolio of Investments.

Please see the Summary Portfolio of Investments for a detailed breakout by industry.

College Retirement Equities Fund ▪ 2009 Annual Report   99

NOTES TO FINANCIAL STATEMENTS

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Stock		Global Equities	Growth	Equity Index

Balance as of (December 31, 2008)	$14,829,327		$—	$—	$341
Realized Gain/Loss	127,520		2,680	11,111	8,839
Change in Unrealized Appreciation/Depreciation	(2,687,132	) *	—	—	16,027
Gross Purchases	(98,487)		—	—	—
Gross Sales	(127,520)		(2,680)	(11,111)	(8,839)
Transfers out of Level 3	(237,907)		—	—	(16,368)

Balance as of (December 31, 2009)	$11,805,801		$—	$—	$—

*	Includes $(2,920,082) related to Level 3 securities still held at period end.

Note 3—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TCIM in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services are provided to the Accounts by TIAA pursuant to an Administrative Services Agreement with CREF. Distribution functions, pursuant to a Rule 12b-1 plan, for the Accounts are provided by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, in accordance with a Principal Underwriting and Distribution Services Agreement with CREF. Teachers Personal Investors Services, Inc (“TPIS), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis.

The services provided by TCIM, Services, TPIS and TIAA are provided at cost. TCIM, Services and TIAA receive fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

Effective July 16, 2009, TIAA and its affiliates began waiving the collection of a portion of the distribution (Rule 12b-1) expenses for the Money Market Account. For the year ended December 31, 2009, TIAA and its affiliates waived $2,930,752 of expenses. This waiver is voluntary in nature and can be discontinued at any time.

100   2009 Annual Report ▪ College Retirement Equities Fund

continued

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract.

Amounts owed to Account affiliates for payment of Account expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities. Such expense is reflected on the Statements of Operations.

During the year ended December 31, 2008, certain securities held as collateral for security lending in the CREF Stock and Global Equities Accounts were valued at amortized cost instead of fair value. In connection with remediating these valuations, TCIM made payments in 2009 of approximately $3.8 million and $0.6 million to the CREF Stock and Global Equities Accounts, respectively. Those payments are reflected as “Other income” in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

College Retirement Equities Fund ▪ 2009 Annual Report   101

NOTES TO FINANCIAL STATEMENTS	continued

Companies in which the Accounts held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Accounts pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by TCIM or affiliated entities may be deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 31, 2008	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at December 31, 2009	Value at December 31, 2009

Stock Account
Daishin Securities Co	$2,270,222	$—	$602,602	$(1,091,672)	$—	$—	*	$—
Digital Garage, Inc	11,172,938	221,984	3,203,018	(1,606,500)	623,761	21,605	10,423	18,114,156
Ferro Corp	**	27,637,094	1,500,354	(3,736,185)	2,269	—	4,760,603	39,227,369
First NIS Regional Fund SICAV	15,984	—	—	—	—	—	1,598,400	15,984
Information Development Co	2,363,181	—	—	2,582	83,129	5,819	431,900	2,542,111
Intelligent Wave, Inc	2,594,875	—	—	4,839	83,003	5,810	15,915	2,414,438
MPM Bioventures II	9,918,210	200,000	—	—	—	—	22,167,242	8,801,304
Skyline Venture Partners	2,017,722	37,500	—	—	—	—	4,254,176	1,018,611
Vanda Pharmaceuticals, Inc	**	21,560,257	2,531,880	(479,199)	—	—	1,439,858	16,184,004

	30,353,132	$49,656,835	$7,837,854	$(6,906,135)	$792,162	$33,234		$88,317,977

Bond Market Account
TIAA-CREF High-Yield Fund	$3,467,512	$387,582	$—	$—	$387,582	$—	532,405	$4,914,101

	$3,467,512	$387,582	$—	$—	$387,582	$—	532,405	$4,914,101

*	Not an Affiliate as of December 31, 2009

**	Not an Affiliate as of December 31, 2008

Note 4—investments

At December 31, 2009, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Account	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Stock	$13,175,534,304	$(5,981,430,655)	$7,194,103,649
Global Equities	1,606,793,907	(801,205,190)	805,588,717
Growth	1,628,780,701	(301,767,515)	1,327,013,186
Equity Index	2,309,716,611	(1,526,969,163)	782,747,448
Bond Market	343,823,571	(162,163,241)	181,660,330
Inflation-Linked Bond	317,027,936	(3,540,494)	313,487,442
Social Choice	1,087,421,955	(518,729,422)	568,692,533

At December 31, 2009, the Accounts held the following open futures contracts:

Account	Open Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Appreciation

Growth	E-mini S&P 500 Index	2,882	$160,051,870	March 2010	$951,903

Equity Index	E-mini Russell 2000 Index	53	3,306,670	March 2010	104,626
	E-mini S&P 500 Index	467	25,934,845	March 2010	89,823
	E-mini S&P Mid-Cap 400 Index	46	3,334,540	March 2010	69,570

					$264,019

102 2009 Annual Report ▪ College Retirement Equities Fund	College Retirement Equities Fund ▪ 2009 Annual Report 103

NOTES TO FINANCIAL STATEMENTS

The below table summarizes the Accounts’ futures contract activity during the period ended December 31, 2009:

	Growth Account	Equity Index Account	Bond Account	Social Choice Account

Purchases
Contracts	13,987	6,614	130	30
Notional Cost	$317,742,459	$685,880,589	$15,181,009	$3,505,852
Sales
Contracts	11,105	6,048	130	30
Notional Proceeds	$296,671,823	$567,222,396	$15,185,711	$3,511,805

For each Account, realized gain (loss) and change in unrealized appreciation (depreciation) on futures transactions are reported separately on the Statements of Operations.

Purchases and sales of securities (other than short-term money market instruments) for all of the Accounts for the period ended December 31, 2009, were as follows:

	Stock Account	Global Equities Account	Growth Account

Purchases:
Non-U.S. Government	$47,650,285,648	$7,146,626,794	$8,340,920,014
U.S. Government	—	—	—

Total Purchases	$47,650,285,648	$7,146,626,794	$8,340,920,014

Sales:
Non-U.S. Government	$47,758,136,211	$6,361,773,944	$7,685,085,959
U.S. Government	—	—	—

Total Sales	$47,758,136,211	$6,361,773,944	$7,685,085,959

	Equity Index Account	Bond Market Account

Purchases:
Non-U.S. Government	$750,997,013	$3,935,928,823
U.S. Government	—	15,840,898,843

Total Purchases	$750,997,013	$19,776,827,666

Sales:
Non-U.S. Government	$417,473,756	$2,488,815,212
U.S. Government	—	14,836,375,037

Total Sales	$417,473,756	$17,325,190,249

104   2009 Annual Report ▪ College Retirement Equities Fund

concluded

	Inflation-Linked Bond Account	Social Choice Account

Purchases:
Non-U.S. Government	$—	$1,875,504,988
U.S. Government	1,819,573,726	5,013,374,127

Total Purchases	$1,819,573,726	$6,888,879,115

Sales:
Non-U.S. Government	$—	$1,566,555,109
U.S. Government	738,747,607	4,640,982,438

Total Sales	$738,747,607	$6,207,537,547

Note 5—line of credit

Each of the Accounts, except the Money Market Account, participates in a $750 million unsecured revolving credit facility dated June 30, 2009 that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Accounts on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the period ended December 31, 2009, there were no borrowings under this credit facility by the Accounts.

Note 6—accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of the new disclosure requirements will have on the financial statements.

College Retirement Equities Fund ▪ 2009 Annual Report   105

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Participants of College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the “Accounts”) at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Accounts’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
February 22, 2010

106   2009 Annual Report ▪ College Retirement Equities Fund

2009 ANNUAL MEETING (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND

Trustees

On July 20, 2009, at an annual meeting of participants, the following persons were elected to serve on the Board:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Forrest Berkley	$19,048,143,380.170	92.509	$768,212,228.900	3.731	$774,338,875.710	3.761

Nancy A. Eckl	19,074,117,697.900	92.635	773,006,711.810	3.754	743,570,075.070	3.611

Eugene Flood, Jr.	19,087,520,652.680	92.700	747,195,983.520	3.629	755,977,848.580	3.671

Michael A. Forrester	18,969,080,384.260	92.125	807,996,665.040	3.924	813,617,435.480	3.951

Howell E. Jackson	19,105,240,814.840	92.786	738,911,334.540	3.589	746,542,335.400	3.626

Nancy L. Jacob	19,050,245,750.830	92.519	813,525,033.850	3.951	726,923,700.100	3.530

Bridget A. Macaskill	19,060,652,948.010	92.569	785,846,428.940	3.817	744,195,107.830	3.614

James M. Poterba	19,215,980,860.480	93.324	653,414,752.760	3.173	721,298,871.540	3.503

Maceo K. Sloan	18,958,225,024.670	92.072	857,391,229.560	4.164	775,078,230.550	3.764

Laura T. Starks	19,189,436,715.860	93.195	672,897,661.160	3.268	728,360,107.760	3.537

Forrest Berkley, Nancy A. Eckl, Eugene Flood, Jr., Michael A. Forrester, Howell E. Jackson, Nancy L. Jacob, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

Independent registered public accounting firm

At that same meeting, CREF participants also ratified PricewaterhouseCoopers LLP to serve as the Accounts’ independent registered public accounting firm:

Account	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Overall
CREF Accounts	$19,541,326,198.850	94.904	$435,641,162.770	2.116	$613,727,123.160	2.981

The results above were certified by ComputerShare Fund Services, Inc., independent tabulator for the College Retirement Equities Fund.

College Retirement Equities Fund ▪ 2009 Annual Report   107

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2009

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Trustee	One-year term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003– 2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	66

Director and member of the Investment Committee, the Maine Coast Heritage Trust, Investment Committee member, Gulf of Maine Research Institute, Maine Community Foundation and Carnegie Endowment for International Peace; and Director, Appalachian Mountain Club and the Butler Conservation Fund, Inc.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Trustee	One-year term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	66

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Trustee	One-year term. Trustee since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment adviser).	66	None

108   2009 Annual Report ▪ College Retirement Equities Fund

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/1967	Trustee	One-year term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Chief Operating Officer, DDJ Capital Management (2003–2006); and Executive Vice President (2000–2002), Senior Vice President (1995–2000) and Vice President (1992–1995), Fidelity Investments.	66	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Trustee	One-year term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004); Acting Dean (2009); Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	66	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Trustee	One-year term. Trustee since 1979.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser). President and Managing Principal, Windermere Investment Associates (1997–2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994–1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993–1997).	66	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/1948	Trustee	One-year term. Trustee since 2003.	President and Chief Operating Officer, First Eagle Investment Management LLC (since 2009); Principal, BAM Consulting LLC (2003–2009). Independent Consultant for Merrill Lynch (2003–2009); Chairman, Oppenheimer Funds, Inc. (2000–2001), Chief Executive Officer (1995–2001), President (1991–2000), and Chief Operating Officer (1989–1995) of that firm.	66	Director, Prudential plc, Arnhold and S. Bleichroeder Holdings, and First Eagle Investment Management.

College Retirement Equities Fund ▪ 2009 Annual Report   109

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2009

Disinterested trustees—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/1958	Trustee	One-year term. Trustee since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996–present). Program Director, National Bureau of Economic Research (1990–2008).	66	The Jeffrey Company and Jeflion Company (unregistered investment companies), the Alfred P. Sloan Foundation and National Bureau of Economic Research.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/1949	Chairman and Trustee	One-year term. Trustee since 1991, Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); Chairman and CEO and CIO, NCM Capital Advisers Inc. (since 2003), and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	66	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/1950	Trustee	One-year term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987); Fellow, Financial Management Association (since 2002). Associate Dean for Research (2001–2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002–2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001–2002).	66	None

110   2009 Annual Report ▪ College Retirement Equities Fund

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/1956	Executive Vice President	One-year term. Executive Vice President since 2007.

Executive Vice President (EVP), Individual & Institutional Client Services (since 2009), EVP, Individual Client Services (since 2009), EVP, Individual Client Services (2007–2009) of Teachers Insurance and Annuity Association (“TIAA”) and EVP of TIAA-CREF Funds, College Retirement Equities Fund (“CREF”), TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2008); EVP of Individual Client Services of TIAA and the TIAA-CREF Fund Complex (2007–2008); Manager, President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (“Services”) (since 2007); and Senior Managing Director and Head of Wealth Management Group, TIAA (2004–2007). Partner, Spyglass Investments (2002–2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997–2003).

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/1954	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.

EVP and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009), Special Advisor to the Chairman for International Derivatives (1995–1996), U.S. Securities and Exchange Commission; and Director, Division of Market Regulation (1993–1995), U.S. Securities and Exchange Commission.

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/1962	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer Asset Management Compliance of TIAA and Teachers Advisors, Inc. (“Advisors”), Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“TCIM”) (since 2008) and Chief Compliance Officer of TIAA Separate Account VA-3 (since 2008). Chief Compliance Officer of Advisors (2008). Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998–2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997–1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994–1997); Staff Attorney, Division of Enforcement, U.S. Securities and Exchange Commission (1988–1994); and Staff Attorney, New York Office of Special Prosecutor (Howard Beach case) (1987–1988).

College Retirement Equities Fund ▪ 2009 Annual Report   111

MANAGEMENT (UNAUDITED)	concluded

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2009

Executive officers—continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/1959	Executive Vice President	One-year term. Executive Vice President since 1997.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007); EVP (since 1997) of CREF and TIAA Separate Account VA-1; EVP, Investments, Research, Institute & Strategy (since 2009) and EVP, Head of Asset Management (2006–2009), and EVP and Chief Investment Officer (2005) of TIAA. Director of Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors and Manager of TCIM (since 2004). Manager of TIAA Realty Capital Management, LLC (2004–2006), and Chief Investment Officer of TIAA (2004–2006) and the TIAA-CREF Fund Complex (2003–2006). Director of TIAA Global Markets, Inc. (2004–2005); Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.

President and Chief Executive Officer of TIAA (since 2008), and President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since 2008). Chairman, Head of Financial Services and Member of the Executive Committee of Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006); Partner and Associate, McKinsey & Company (1984–1997).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/1963	Treasurer	One-year term. Treasurer since 2008.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009). Treasurer of CREF (since 2008). Director (since 2008) and Funds Treasurer (since 2007) of Advisors; Manager and Funds Treasurer of TCIM (since 2008); Director of TIAA-CREF Trust Company, FSB (since 2008). Chief Financial Officer, Van Kampen Funds (2005–2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995–2005).

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/1952	Executive Vice President	One-year term. Executive Vice President since 2003.

EVP, Chief Communications Officer of TIAA (since 2009) and EVP of the TIAA-CREF Fund Complex (since 2003). EVP, Public Affairs of TIAA (2005–2009); Director of TIAA-CREF Life Insurance Company (2003–2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001–2002); and Senior Vice President and Chief Communications Officer for Insurance Information Institute (1993–2001).

112   2009 Annual Report ▪ College Retirement Equities Fund

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/1959	Executive Vice President	One-year term. Executive Vice President since 2009.

EVP, Head of Risk Management of TIAA and EVP of the TIAA-CREF Fund Complex (since 2009). EVP, Risk Management of Advisors and Investment Management (since 2009). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Senior Managing Director of Advisors and Investment Management (2006–2009); Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005–2006). Senior Vice President, Risk Management Department, Lehman Brothers (1996–2004).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/1948	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2008). Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008); and Deputy General Counsel, Secretary and Chief Governance Officer, The Gillette Company (2000–2005).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/1966	Executive Vice President	One-year term. Executive Vice President since 2003.

EVP, Human Resources & Corporate Services (since 2007), and EVP, Human Resources (2005–2007) of TIAA and EVP of the TIAA-CREF Fund Complex (since 2003) and Head of Corporate Services of TIAA (since 2006). Director, TIAA-CREF Life Insurance Company (2003–2006); First Vice President and Head of Human Resources (1999–2001), International Private Client Division and Global Debt Markets (2002–2003), Merrill Lynch & Co. and Vice President and Head of Human Resources, Japan Morgan Stanley (1998–1999).

Georganne C. Proctor TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/25/1956	Executive Vice President and Chief Financial Officer and Principal Accounting Officer	One-year term. Executive Vice President and Chief Financial Officer and Principal Accounting Officer since 2006.

EVP, Chief Integration Officer of TIAA (since 2010), EVP, Chief Financial Officer of TIAA and CREF (since 2006). Director (since 2007) and EVP and Chief Financial Officer (since 2008) of TIAA-CREF Enterprises, Inc. Manager, EVP and Chief Financial Officer of TIAA-CREF Redwood, LLC (since 2006), Director and Vice President of TPIS (2006–2008), EVP and Chief Financial Officer of TIAA-CREF Life Funds, TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds (2006–2007). Manager and EVP TIAA-CREF Investment Management, Director and EVP of TPIS and Advisors (2006–2008); EVP and Chief Financial Officer of TIAA Separate Account VA-1 (2006–2009). EVP, Finance, Golden West Financial Corporation (2002–2006) and Senior Vice President, Chief Financial Officer and Director, Bechtel Group, Inc. (1999–2002).

College Retirement Equities Fund ▪ 2009 Annual Report   113

MANAGEMENT (UNAUDITED)	concluded

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2009

Executive officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/1954	Executive Vice President	One-year term. Executive Vice President since 2008.

EVP, Technology and Operations of TIAA (since 2008), and EVP of the TIAA-CREF Fund Complex (since 2008). Principal, Market Resolve, LLC (2006–2008); and Head, Middle Office, Investment Banking (2000–2002), Head, Technology and Operations, Equities (1999–2000) and Chief Operating Officer, Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997–1999), JP Morgan Chase & Co.

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/1951	Executive Vice President	One-year term. Executive Vice President since 2000.

EVP and Chief Institutional Development and Sales Officer (since 2008); EVP, Strategy, Integration and Policy (2007–2008); EVP, Strategy, Implementation and Policy (2006–2007), EVP, Product Management (2005–2006) of TIAA and EVP of the TIAA-CREF Fund Complex (since 2008); EVP, Strategy Implementation and Policy of TIAA (2006–2008); Manager of TIAA-CREF Redwood, LLC (since 2007); Director of TCT Holdings, Inc. (since 2007); and Director and President of TIAA-CREF Enterprises, Inc. (since 2000). EVP, Product Management of TIAA (2000–2005); and President and Chief Executive Officer, Horizon Mercy (1996–2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/1958	Executive Vice President	One-year term. Executive Vice President since 2006.

EVP, Product Development and Management (since 2009), EVP, Institutional Client Services (2006–2009), and EVP, Product Management (2005–2006) of TIAA, and EVP of the TIAA Fund Complex (since 2008); EVP, Institutional Client Services (2006–2008); Director of TCT Holdings, Inc. (since 2007); EVP of TIAA-CREF Life Insurance Company (since 2009); Director (since 2007) and EVP (since 2008) of TIAA-CREF Enterprises, Inc. and Manager, President and CEO, TIAA-CREF Redwood, LLC (since 2006). Director of Tuition Financing (2006–2009); Senior Vice President, Pension Products (2003–2006) and Vice President, Support Services (1998–2003) of TIAA and the TIAA-CREF Fund Complex.

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 877 518-9161.

114   2009 Annual Report ▪ College Retirement Equities Fund

HOW TO REACH US

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Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org
24 hours a day, 7 days a week

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Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252
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TELEPHONE COUNSELING CENTER

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800 842-2776
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800 223-1200
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877 825-0411
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800 927-3059
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888 842-9001
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ADVISOR SERVICES

888 842-0318
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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Co., New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2010 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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C46585	A10922 (2/10)

Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $938,300 and $1,003,600, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2009 and December 31, 2008, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2009 and December 31, 2008, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

          The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2009 and December 31, 2008 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2009 and December 31, 2008, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $0 and $0, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

(a) College Retirement Equities Fund - Schedules of Investments

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUIITES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

BONDS - 0.00% **

CORPORATE BONDS - 0.00% **

HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
$22,970	m	Kiwi Income Property Trust	8.950%	12/20/2014	NR	$17

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				17

		TOTAL CORPORATE BONDS				17

		(Cost $16)

GOVERNMENT BONDS 0.00% **

U.S. TREASURY SECURITIES - 0.00% **
325,000		United States Treasury Note	5.000	2/15/2011		341

		TOTAL U.S. TREASURY SECURITIES				341

		TOTAL GOVERNMENT BONDS				341

		(Cost $324)

		TOTAL BONDS				358

		(Cost $340)

SHARES		COMPANY

COMMON STOCKS - 99.52%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
246,634	*	Chiquita Brands International, Inc	4,449
19,082	e	Griffin Land & Nurseries, Inc (Class A)	556
		Societa per la Bonifica dei Terreni Ferraresi e
2,812		Imprese Agricole S.p.A	141

		TOTAL AGRICULTURAL PRODUCTION-CROPS	5,146

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
66,597	e	Cal-Maine Foods, Inc	2,270

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,130		Seaboard Corp	$2,873

		TOTAL AGRICULTURAL PRODUCTION-
		LIVESTOCK	5,143

AGRICULTURAL SERVICES - 0.01%
124,509	*	Black Earth Farming Ltd	397
70,061	*,e	Cadiz, Inc	839
57,106	e	Calavo Growers, Inc	970
415,857	*,e	Elders Ltd	583
59,938	*	Hanfeng Evergreen, Inc	424
32,400		Hokuto Corp	677
4,749		KWS Saat AG.	817
5,472		MP Evans Group plc	27
257,611	*,e	VCA Antech, Inc	6,420

		TOTAL AGRICULTURAL SERVICES	11,154

AMUSEMENT AND RECREATION SERVICES - 0.58%
179,201	e	888 Holdings plc	321
956		Accordia Golf Co Ltd	1,021
217,317	e	Aristocrat Leisure Ltd	779
30,100	e	Aruze Corp	376
421,609	*	Bally Technologies, Inc	17,408
976,943		Berjaya Sports Toto BHD	1,237
88,284		Betsson AB (Series B)	1,346
104,296	*	bwin Interactive Entertainment	6,209
47,923		Churchill Downs, Inc	1,790
38,473	*	Codere S.A.	358
20,598		CTS Eventim AG.	1,008
8,300	*	Daikoku Denki Co Ltd	142
70,148	e	Dover Downs Gaming & Entertainment, Inc	265
1,365,074	*	Electronic Arts, Inc	24,230
26,794	*	Euro Disney SCA	186
492		Fields Corp	611
15,084		Fiera Milano S.p.A.	97
69,000		Fuji Kyuko Co Ltd	352
11,829,000	*,e	Galaxy Entertainment Group Ltd	4,855
720,000	*	Gallant Venture Ltd	160
18,011		GL Events	443
95,915	*	Great Canadian Gaming Corp	729
42,781	*	Groupe Partouche	164
74,758	*	Gruppo Coin S.p.A.	489
49,900		Heiwa Corp	510
559,300		IG Group Holdings plc	3,422
123,646		International Speedway Corp (Class A)	3,518
139,076		Intralot S.A.-Integrated Lottery Systems & Services	814
88,169	*	Juventus Football Club S.p.A	113
225,020		Kangwon Land, Inc	3,190
1,132,249		Ladbrokes plc	2,505

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,916	*,e	Lakes Entertainment, Inc	$206
211,112	*,e	Life Time Fitness, Inc	5,263
489,721	*,e	Live Nation, Inc	4,168
125,518		Luminar Group Holdings plc	77
12,769	*	Meetic	348
1,650,345	*,e	Melco PBL Entertainment Macau Ltd (ADR)	5,562
126,220	*,e	Multimedia Games, Inc	759
7,181,755		NagaCorp Ltd	791
171,649		Nintendo Co Ltd	40,996
125,487		OPAP S.A.	2,757
42,997	e	Oriental Land Co Ltd	2,829
741		Pacific Golf Group International Holdings KK	506
109,238		Paddy Power plc	3,861
229,215	*,e	PartyGaming plc	958
1,051,052	*	Penn National Gaming, Inc	28,568
1,186,649	*,e	Pinnacle Entertainment, Inc	10,656
670,461	e	Publishing & Broadcasting Ltd	1,834
653,771	*,e	Rank Group plc	874
4,307,600		Resorts World BHD	3,520
42,775,600		Rexcapital Financial Holdings Ltd	4,766
68,600		Round One Corp	407
549,215		Sega Sammy Holdings, Inc	6,572
2,196,000		SJM Holdings Ltd	1,207
40,542	e	SkiStar AB (Series B)	727
695,148		Sky City Entertainment Group Ltd	1,660
175,999	*,e	Snai S.p.A.	755
56,948	e	Speedway Motorsports, Inc	1,003
544,868		Sportingbet plc	599
2,311,450	e	TABCORP Holdings Ltd	14,341
466,400		Tanjong plc	2,290
316,260	e	Tattersall’s Ltd	690
192,162	*	Ticketmaster	2,348
275,000		Tokyo Dome Corp	816
93,142	*,e	Town Sports International Holdings, Inc	217
61,300		Valor Co Ltd	475
10,100,099		Walt Disney Co	325,728
334,274	*,e	Warner Music Group Corp	1,892
1,094,356		William Hill plc	3,276
160,485	*	WMS Industries, Inc	6,419
97,340	e	World Wrestling Entertainment, Inc (Class A)	1,492
47,000		Yomiuri Land Co Ltd	156
195,178	*,e	Youbet.com, Inc	560

		TOTAL AMUSEMENT AND RECREATION SERVICES	571,577

APPAREL AND ACCESSORY STORES - 0.80%
268,288	e	Abercrombie & Fitch Co (Class A)	9,350

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

590,320	*,e	Aeropostale, Inc	$20,100
182,631	*,e	American Apparel, Inc	566
4,391,633		American Eagle Outfitters, Inc	74,570
585,852	*,e	AnnTaylor Stores Corp	7,991
82,300		Aoyama Trading Co Ltd	1,051
4,360,000	*	Apac Resources Ltd	261
121,417		Bebe Stores, Inc	761
7,205,400		Belle International Holdings Ltd	8,347
30,441		Bjoern Borg AB	284
200,002		Brown Shoe Co, Inc	1,974
124,496	e	Buckle, Inc	3,645
540,486		Burberry Group plc	5,191
368,619	*	Carter’s, Inc	9,676
157,009		Cato Corp (Class A)	3,150
10,449		Charles Voegele Holding AG.	372
620,412	*,e	Charming Shoppes, Inc	4,014
537,582	*	Chico’s FAS, Inc	7,553
110,957	*,e	Children’s Place Retail Stores, Inc	3,663
28,600		Chiyoda Co Ltd	370
195,270		Christopher & Banks Corp	1,488
69,892	*,e	Citi Trends, Inc	1,930
339,475	*,e	Collective Brands, Inc	7,730
24,002	*,e	Destination Maternity Corp	456
303,164	*,e	Dress Barn, Inc	7,003
76,219	*,e	DSW, Inc (Class A)	1,973
7,402		Etam Developpement S.A.	188
450,885		Fast Retailing Co Ltd	84,739
311,083		Finish Line, Inc (Class A)	3,904
848,407		Foot Locker, Inc	9,451
50,209		Forzani Group Ltd/The	682
239,869		Foschini Ltd	1,956
3,765,492		Gap, Inc	78,887
1,772,000		Giordano International Ltd	522
621,493		Hennes & Mauritz AB (B Shares)	34,454
42,700	e	Honeys Co Ltd	246
231,370	*,e	Hot Topic, Inc	1,472
289,917		Inditex S.A.	18,106
293,015	*,e	J Crew Group, Inc	13,109
90,008	*,e	JOS A Bank Clothiers, Inc	3,797
137,341	e	KappAhl Holding AB	1,380
2,660,758	*	Kohl’s Corp	143,495
1,208,662	e	Limited Brands, Inc	23,255
20,706		Lotte Shopping Co Ltd	6,132
196,241	*	Lululemon Athletica, Inc	5,907
27,605		Macintosh Retail Group NV	564
116,613	*,e	New York & Co, Inc	500

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

110,300	e	Nishimatsuya Chain Co Ltd	$970
2,051,452		Nordstrom, Inc	77,094
324,595	*,e	Pacific Sunwear Of California, Inc	1,292
85,837		Reitmans Canada Ltd	1,375
39,700		Right On Co Ltd	306
135,725	*	rnb Retail and Brands AB	190
886,454	e	Ross Stores, Inc	37,860
38,902	*	Rue21, Inc	1,093
45,734	*,e	Shoe Carnival, Inc	936
276,930		Sports Direct International plc	436
235,056		Stage Stores, Inc	2,905
33,181	*,e	Syms Corp	240
893,348	e	Talbots, Inc	7,960
506,670		Truworths International Ltd	2,978
163,417	*	Under Armour, Inc (Class A)	4,456
40,300		United Arrows Ltd	336
664,435	*	Urban Outfitters, Inc	23,249
476,163	*	Wet Seal, Inc (Class A)	1,643
961,750		Woolworths Holdings Ltd	2,314

		TOTAL APPAREL AND ACCESSORY STORES	783,848

APPAREL AND OTHER TEXTILE PRODUCTS - 0.30%
1,085,000		Anta Sports Products Ltd	1,600
68,497		Benetton Group S.p.A.	612
1,608,000	e	C C Land Holdings Ltd	740
3,163,600		China Dongxiang Group Co	2,441
784,000		China Ting Group Holdings Ltd	126
57,211	e	Columbia Sportswear Co	2,234
25,900	e	Daidoh Ltd	177
2,200,860		Debenhams plc	2,754
53,000	e	Descente Ltd	255
23,000	*	F&A Aqua Holdings, Inc	248
22,752		Gerry Weber International AG.	733
78,600	*,e	G-III Apparel Group Ltd	1,703
786,719		Guess ?, Inc	33,277
460,000		Gunze Ltd	1,694
159,565	*,e	Gymboree Corp	6,939
749,825	*,e	Hanesbrands, Inc	18,078
7,444	e	Hermes International	991
19,427		Hugo Boss AG.	681
1,478,730		Jones Apparel Group, Inc	23,748
997,200	e	Li Ning Co Ltd	3,781
718,816	*,e	Liz Claiborne, Inc	4,047
108,364	*	Maidenform Brands, Inc	1,809
6,442		Mariella Burani S.p.A.	23
53,950		New Wave Group AB (B Shares)	206

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,174,389		Nike, Inc (Class B)	$77,591
227,231	e	Onward Kashiyama Co Ltd	1,406
1,398,400		Pacific Brands Ltd	1,411
475,732		Phillips-Van Heusen Corp	19,353
231,669	e	Polo Ralph Lauren Corp (Class A)	18,761
686,711	*	Quiksilver, Inc	1,387
118,000	e	Sanyo Shokai Ltd	348
144,000	*,e	Shikibo Ltd	227
102,170		Shimamura Co Ltd	9,762
464,000		Stella International Holdings Ltd	840
39,000	*	Takihyo Co Ltd	200
41,977		Ten Cate NV	1,103
158,000		Tokyo Style Co Ltd	1,172
123,475	*	True Religion Apparel, Inc	2,283
476,140		VF Corp	34,871
134,000	e	Wacoal Holdings Corp	1,457
266,450	*	Warnaco Group, Inc	11,242

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	292,311

AUTO REPAIR, SERVICES AND PARKING - 0.05%
49,220	*	Amerco, Inc	2,447
494,178	*	Avis Europe PLC	210
81,969	e	Dechra Pharmaceuticals PLC	650
135,752	*	Dollar Thrifty Automotive Group, Inc	3,477
95,682	e	Genus plc	1,034
4,847		Helphire PLC	4
716,829	*,e	Hertz Global Holdings, Inc	8,545
119,800		Localiza Rent A CAR	1,329
71,285	*,e	Midas, Inc	602
78,438	e	Monro Muffler, Inc	2,623
193,522	*	Northgate PLC	681
158,400		Park24 Co Ltd	1,685
402,917		Ryder System, Inc	16,588
12,072		Sixt AG.	380
20,329		Sixt AG. (Preference)	498
63,934	*	Standard Parking Corp	1,015
248,493	*	Wright Express Corp	7,917

		TOTAL AUTO REPAIR, SERVICES AND PARKING	49,685

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
875,797		Advance Auto Parts	35,451
47,814	*,e	America’s Car-Mart, Inc	1,259
197,699	*	Asbury Automotive Group, Inc	2,279

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

425,363	*,e	Autonation, Inc	$8,146
174,192	*	Autozone, Inc	27,535
165,959		Canadian Tire Corp Ltd	9,124
664,654	*	Carmax, Inc	16,118
250,587	*	Copart, Inc	9,179
5,340	e	Gulliver International Co Ltd	374
454,990		Halfords Group plc	2,928
6,857,902	*	Inchcape plc	3,270
133,048	*	Lithia Motors, Inc (Class A)	1,094
263,639	*	Lookers plc	209
1,720	*,e	MarineMax, Inc	16
85,218		MOL Hungarian Oil and Gas plc	7,681
409,045	*,e	O’Reilly Automotive, Inc	15,593
704,373		Pendragon plc	262
313,039	e	Penske Auto Group, Inc	4,752
4,575	*,m	Rodriguez Group	19
182,922	*	Rush Enterprises, Inc (Class A)	2,175
201,447		Sonic Automotive, Inc (Class A)	2,093
740	*	TravelCenters of America LLC	3
17,150	*,e	US Auto Parts Network, Inc	89

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	149,649

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.50%
144,417	e	Alesco Corp Ltd	612
102,939	*,e	Builders FirstSource, Inc	396
44,875		Clas Ohlson AB (B Shares)	899
170,500	e	DCM Japan Holdings Co Ltd	991
497,815	e	Fastenal Co	20,729
8,601,016		Home Depot, Inc	248,828
80,900	e	Keiyo Co Ltd	346
6,787,199		Kingfisher plc	24,985
8,095,959		Lowe’s Cos, Inc	189,365
72,416	*	Lumber Liquidators, Inc	1,941
80,000		Nice Holdings, Inc	175
101,047		Praktiker Bau- und Heimwerkermaerkte AG.	1,130
203,032	*	RONA, Inc	2,999
6,300		Stella-Jones, Inc	155
261,171	*	Travis Perkins plc	3,577

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	497,128

BUSINESS SERVICES - 6.75%
2,285,078	*	3Com Corp	17,138
80,941	*	3D Systems Corp	915
177,053	e	Aaron Rents, Inc	4,910
274,898	e	ABM Industries, Inc	5,679

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,853	*,e	Absolute Software Corp	$230
170,446	*,e	Acacia Research (Acacia Technologies)	1,553
294	*,e	Access Co Ltd	430
242,817	*,e	ACI Worldwide, Inc	4,164
225,304	*,e	ActivIdentity Corp	529
2,101,786	*	Activision Blizzard, Inc	23,351
257,797	*	Actuate Corp	1,103
491,734	*	Acxiom Corp	6,599
918,553		Adecco S.A.	50,672
99,884		Administaff, Inc	2,356
3,623,000	*	Adobe Systems, Inc	133,255
73,810	*	Advent Software, Inc	3,006
1,308,607		Aegis Group PLC	2,527
27,600		Aeon Delight Co Ltd	391
430,421	*	Affiliated Computer Services, Inc (Class A)	25,692
386,407		Aggreko PLC	5,769
240,795		Aircastle Ltd	2,372
831,547	*,e	Akamai Technologies, Inc	21,063
670,919	*,e	Alliance Data Systems Corp	43,335
151,847	e	Alpha Systems, Inc	2,832
125,268	*,e	Altran Technologies S.A.	660
1,057,113	*	Amdocs Ltd	30,159
161,583	*	American Reprographics Co	1,133
124,256	*	American Software, Inc (Class A)	746
167,848	*,e	AMICAS, Inc	913
287,439	*	AMN Healthcare Services, Inc	2,604
14,200	*	Ancestry.com, Inc	199
358,953		Anite plc	186
329,837	*	Ansys, Inc	14,335
127,497	*,e	APAC Customer Services, Inc	760
129,558	e	Arbitron, Inc	3,034
100,196	*,e	ArcSight, Inc	2,563
354,387		Argo Graphics, Inc	3,445
466,882	*	Ariba, Inc	5,845
54,482	*	Arques Industries AG.	113
777,749	*	Art Technology Group, Inc	3,508
57,975	*	AS. Roma S.p.A	70
36,700		Asatsu-DK, Inc	722
1,210,765		Ashtead Group plc	1,587
100,474		Asseco Poland S.A.	2,201
74,638	*,e	Asset Acceptance Capital Corp	506
164,025	*	athenahealth, Inc	7,420
578,907	e	Atos Origin S.A.	26,522
1,362,646	*	Autodesk, Inc	34,625
1,922,007		Automatic Data Processing, Inc	82,301
6,114,366	*,e	Autonomy Corp plc	148,485

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

777,574		Aveva Group plc	$12,648
539,801	*,e	Avis Budget Group, Inc	7,082
63,103		B2W Companhia Global Do Varejo	1,733
36,770		Barrett Business Services, Inc	452
27,077		Bechtle AG.	725
461,625	e	BGC Partners, Inc (Class A)	2,133
260,207		Blackbaud, Inc	6,149
151,973	*	Blackboard, Inc	6,898
195,560	*	Blue Coat Systems, Inc	5,581
763,251	*	BMC Software, Inc	30,606
196,029	*	Bottomline Technologies, Inc	3,444
433,931	*,e	BPZ Energy, Inc	4,122
259,721		Brady Corp (Class A)	7,794
230,732		Brink’s Co	5,616
203,818	*	Brink’s Home Security Holdings, Inc	6,653
27,671		Brunel International	931
102,825	*	Bull S.A.	451
2,067,363		CA, Inc	46,433
127,944	e	Cabcharge Australia Ltd	688
176,097	*,e	CACI International, Inc (Class A)	8,602
799,071	*	Cadence Design Systems, Inc	4,786
42,056	*	CAI International, Inc	380
29,377		Cairo Communication S.p.A	130
169,687	*,e	Callidus Software, Inc	512
734,221		Cam Finanziaria S.p.A.	322
71,500	e	Capcom Co Ltd	1,185
72,827	*,e	Capella Education Co	5,484
176,090	*	Cavium Networks, Inc	4,196
216,246	*,e	CBIZ, Inc	1,665
10,500		Cegid Group	235
106,400	e	Century Leasing System, Inc	1,133
200,618	*	Cerner Corp	16,539
12,195		Cewe Color Holding AG.	402
834,352	*	CGI Group, Inc	11,360
214,745	*	Check Point Software Technologies	7,276
7,356,000	*	China LotSynergy Holdings Ltd	321
36,000		Chinese Gamer International Corp	475
39,700	*	Chiyoda Integre Co Ltd	383
185,208	*	Chordiant Software, Inc	509
449,489	*	Ciber, Inc	1,551
579,219	*	Citrix Systems, Inc	24,101
124,993	*,e	Clear Channel Outdoor Holdings, Inc (Class A)	1,299
58,316	*,e	Clinical Data, Inc	1,065
214,415	*,e	Cogent Communications Group, Inc	2,114
326,229	*,e	Cogent, Inc	3,390
198,421		Cognex Corp	3,516

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,940,830	*	Cognizant Technology Solutions Corp (Class A)	$87,921
283,262	*	Commvault Systems, Inc	6,710
183,962	e	Compass Diversified Trust	2,347
102,433	*,e	Compellent Technologies, Inc	2,323
306,424		Computacenter plc	1,234
46,444	e	Computer Programs & Systems, Inc	2,139
1,121,339	*	Computer Sciences Corp	64,511
72,329	*	Computer Task Group, Inc	579
443,760	e	Computershare Ltd	4,540
1,363,729	*	Compuware Corp	9,860
94,292	*	COMSYS IT Partners, Inc	838
199,514	*,e	Concur Technologies, Inc	8,529
163,806	e	Connaught plc	938
115,232	*,e	Constant Contact, Inc	1,844
943,440	*	Convergys Corp	10,142
1,500	*	COOKPAD, Inc	116
1,582,000	e	COSCO Pacific Ltd	2,008
93,830	*,e	CoStar Group, Inc	3,919
103,307		Cramo Oyj (Series B)	1,768
665,000		CSE Global Ltd	408
215,295	*	CSG Systems International, Inc	4,110
90,300	e	CSK Holdings Corp	425
128,960		Ctrip.com International Ltd (ADR)	9,267
770	e	CyberAgent, Inc	1,364
340,788	*,e	Cybersource Corp	6,853
12,991	e	Dassault Systemes S.A.	740
184,868	*	DealerTrack Holdings, Inc	3,474
97,739	*,e	Deltek, Inc	760
262,049	e	Deluxe Corp	3,876
856	e	Dena Co Ltd	5,071
151,094	e	Dentsu, Inc	3,479
16,533	e	Devoteam S.A.	428
123,983	*,e	Dice Holdings, Inc	812
186,930	*	Digital River, Inc	5,045
154,753	*,e	DivX, Inc	873
118,034	*	Double-Take Software, Inc	1,179
757,112	*	DST Systems, Inc	32,972
25,200		DTS Corp	238
105,700		Duskin Co Ltd	1,884
41,319	*	Dynamics Research Corp	438
438,753	*	DynCorp International, Inc (Class A)	6,296
2,061	e	eAccess Ltd	1,211
782,806	e	Earthlink, Inc	6,505
6,644,519	*	eBay, Inc	156,413
34,190	*,e	Ebix, Inc	1,669
158,812	*,e	Echelon Corp	1,836

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

287,334	*	Eclipsys Corp	$5,321
79,800		EDB Business Partner ASA	328
97,114		Electro Rent Corp	1,121
253,299	*	Electronics for Imaging, Inc	3,295
33,558	*	eLoyalty Corp	231
981,258		Emeco Holdings Ltd	694
249,400		Ementor ASA	2,147
5,468		Engineering Ingegneria Informatica S.p.A.	217
156	e	en-japan, Inc	182
282,965	*	Epicor Software Corp	2,156
155,283	*,e	EPIQ Systems, Inc	2,172
408,855		Equifax, Inc	12,630
64,146	e	Euromoney Institutional Investor plc	450
656,572	*,e	Evergreen Energy, Inc	225
15,249		Exact Holding NV	407
76,516	*	ExlService Holdings, Inc	1,390
744,305	*,e	Expedia, Inc	19,136
2,416,421		Experian Group Ltd	23,869
491,000		Ezion Holdings Ltd	266
342,343	*	F5 Networks, Inc	18,137
156,428	e	Factset Research Systems, Inc	10,304
256,636	e	Fair Isaac Corp	5,469
177,010	*,e	FalconStor Software, Inc	719
1,714,260		Fidelity National Information Services, Inc	40,182
65,585		Fidessa Group plc	1,238
9,715	e	Fimalac	540
33,410	*	FirstService Corp	648
466,779	*,e	Fiserv, Inc	22,629
164,410		FlexiGroup Ltd	232
70,384		Fluidra S.A.	353
75,973	*	Forrester Research, Inc	1,971
30	*,e	Freebit Co Ltd	112
107,770		F-Secure Oyj	422
26,800		FUJI SOFT, Inc	430
4,727,360		Fujitsu Ltd	30,673
494	e	Future Architect, Inc	196
47,997		Fuyo General Lease Co Ltd	1,016
287,587	*	Gartner, Inc	5,188
31,405	*	General de Alquiler de Maquinaria	220
1,790	*	Gerber Scientific, Inc	9
4,791	e	Gestevision Telecinco S.A.	70
64,582		GFI Informatique	259
202,311	*	Global Cash Access, Inc	1,515
95,964	*,e	Global Sources Ltd	600
62,800	e	GMO internet, Inc	254
1,456,502	*	Google, Inc (Class A)	903,003

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

155	e	Gourmet Navigator, Inc	$331
350,000	*,e	Gravity Co Ltd (ADR)	571
10,900	*	Gree, Inc	674
739	e	Green Hospital Supply, Inc	406
10,262		Grenkeleasing AG.	434
798,205		Group 4 Securicor plc	3,346
3,336		Groupe CRIT	86
57,427		Groupe Steria SCA	1,764
303,490	*,e	Gruppo Editoriale L’Espresso S.p.A.	974
79,759	*,e	GSE Systems, Inc	437
153,704	*,e	H&E Equipment Services, Inc	1,612
269,747	*	Hackett Group, Inc	750
15,692		Hakuhodo DY Holdings, Inc	764
697,949	e	Havas S.A.	2,790
1,798,451	e	Hays plc	3,007
222,832		HCL Technologies Ltd	1,770
158,800		Healthcare Locums plc	709
211,899		Healthcare Services Group	4,547
185,663		Heartland Payment Systems, Inc	2,438
23,140	*	HeartWare International, Inc	821
86,854	e	Heidrick & Struggles International, Inc	2,713
72,610	*	Hi-Media S.A.	511
124,734	*	HMS Holdings Corp	6,073
461,993		Hogg Robinson Group plc	216
127,094	*,e	i2 Technologies, Inc	2,430
1,144,721	e	IBA Health Group Ltd	788
32,300		IBJ Leasing Co Ltd	587
47,732	*,e	ICT Group, Inc	779
174,038		iGate Corp	1,740
181,751	*	IHS, Inc (Class A)	9,962
9,800	*,e	Iida Home Max	156
192,551		iiNET Ltd	321
37,554	e	Imergent, Inc	228
1,751,716		IMS Health, Inc	36,891
421,132	e	Indra Sistemas S.A.	9,968
48,423		Industrial & Financial Systems	458
85,400		Ines Corp	661
196,399	e	infoGROUP, Inc	1,575
682,633	*,e	Informatica Corp	17,653
431,900	a,m	Information Development Co	2,542
15,600		Information Services International-Dentsu Ltd	92
165,842	*,e	Infospace, Inc	1,421
663,328		Infosys Technologies Ltd	36,918
23,300		Infosys Technologies Ltd (ADR)	1,288
137,180	*,e	Innerworkings, Inc	809
123,757	*	Innodata Isogen, Inc	686

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

93,267	*,e	Integral Systems, Inc	$808
15,915	a	Intelligent Wave, Inc	2,414
105,234		Interactive Data Corp	2,662
96,390	*	Interactive Intelligence, Inc	1,777
309,203	*,e	Internap Network Services Corp	1,453
131,686	*,e	Internet Brands, Inc (Class A)	1,031
192,443	*	Internet Capital Group, Inc	1,280
155	e	Internet Initiative Japan, Inc	278
2,196,250	*	Interpublic Group of Cos, Inc	16,208
84,563		Intrum Justitia AB	1,059
1,377,590	*	Intuit, Inc	42,306
241,917	*	inVentiv Health, Inc	3,912
253,295	e	Ipass, Inc	263
189,527	e	Iress Market Technology Ltd	1,458
675,464	*,e	Iron Mountain, Inc	15,374
91,760		IT Holdings Corp	1,050
464,483		ITE Group plc	957
505,108		Jack Henry & Associates, Inc	11,678
46,647		JC Decaux S.A.	1,132
140,081	*	JDA Software Group, Inc	3,568
318,539		JSR Corp	6,483
2,458,399	*	Juniper Networks, Inc	65,566
278	e	Kakaku.com, Inc	1,081
5,979		Kardex AG.	193
164,556		Kelly Services, Inc (Class A)	1,963
167,327	*	Kenexa Corp	2,184
62,320		Keynote Systems, Inc	680
170,520	*	Kforce, Inc	2,132
150,368	*	Knot, Inc	1,514
66,555	e	Konami Corp	1,188
69,596		Kontron AG.	796
224,142	*	Korn/Ferry International	3,698
175,799	*,e	Lamar Advertising Co (Class A)	5,466
210,089		Lavendon Group plc	236
873,163	*	Lawson Software, Inc	5,807
150,102	*,e	Limelight Networks, Inc	590
326,979	*	Lionbridge Technologies	752
74,313	*,e	Liquidity Services, Inc	748
232,003	*	Liveperson, Inc	1,617
2,483,730		LogicaCMG plc	4,544
26,650	*	LogMeIn, Inc	532
630	*	LoJack Corp	3
44,793	*	Longtop Financial Technologies Ltd (ADR)	1,658
105,104	e	Loomis AB	1,145
57,583	*	MacDonald Dettwiler & Associates Ltd	2,345
418	e	Macromill, Inc	608

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

134,755	*	Manhattan Associates, Inc	$3,238
481,609		Manpower, Inc	26,286
145,083	*	Mantech International Corp (Class A)	7,005
128,135		Marchex, Inc (Class B)	651
530,205		Mastercard, Inc (Class A)	135,723
814,356	*	McAfee, Inc	33,038
65,393	*	Medidata Solutions, Inc	1,020
52,500		Meitec Corp	710
529,373	*	Mentor Graphics Corp	4,674
423,170		Michael Page International PLC	2,576
414,602		Micro Focus International plc	3,033
46,624,410		Microsoft Corp	1,421,579
62,363	*	MicroStrategy, Inc (Class A)	5,863
599,006		Misys plc	2,079
333,436	e	Mitsubishi UFJ Lease & Finance Co Ltd	10,045
77	*,e	Mixi Inc	606
277,887	*	ModusLink Global Solutions, Inc	2,615
412,312	*,e	MoneyGram International, Inc	1,187
108,741	*	Monotype Imaging Holdings, Inc	982
435,990	*,e	Monster Worldwide, Inc	7,586
1,250,254	e	Moody’s Corp	33,507
87,149		Morgan Sindall plc	845
26,050	e	Moshi Moshi Hotline, Inc	468
765,917	*,e	Move, Inc	1,271
513,767	*	MPS Group, Inc	7,059
32,899	*	NCI, Inc (Class A)	910
664,470	*	NCR Corp	7,396
15,133		Ncsoft	1,938
10,800	*	NEC Capital Solutions Ltd	139
2,627,399		NEC Corp	6,792
45,700		NEC Fielding Ltd	618
34,700		NEC Networks & System Integration Corp	419
6,015	*	Nemetschek AG.	139
33,186	*	Neowiz Games Corp	1,147
238,312	*	Ness Technologies, Inc	1,168
29,698		Net Entertainment NE AB	253
93,488	*	Netease.com (ADR)	3,516
119,870	*,e	NetFlix, Inc	6,610
208,436	*	Netscout Systems, Inc	3,052
74,358	*,e	NetSuite, Inc	1,188
148,215	*,e	Network Equipment Technologies, Inc	600
65,208	*	NHN Corp	10,777
329,549		NIC, Inc	3,012
86,000		Nihon Unisys Ltd	615
7,700		Nippon Kanzai Co Ltd	123
44,800		Nippon System Development Co Ltd	462

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

335,401		Nippon Systemware Co Ltd	$1,069
29,300		Nishio Rent All Co Ltd	196
364,181		Nomura Research Institute Ltd	7,162
412,000	*	Norse Energy Corp ASA	312
1,578,106	*	Novell, Inc	6,549
55,800		NS Solutions Corp	880
3,606		NTT Data Corp	11,182
2,044,559	*,e	Nuance Communications, Inc	31,772
7,550	e	OBIC Business Consultants Ltd	296
20,353		Obic Co Ltd	3,323
2,154,959		Omnicom Group, Inc	84,368
205,340	*,e	On Assignment, Inc	1,468
132,303	*,e	Online Resources Corp	696
59,693	*,e	Open Text Corp	2,438
11,398	*,e	OpenTable, Inc	290
89,600	e	Opera Software ASA	309
73,828	e	Opnet Technologies, Inc	900
62		OPT, Inc	81
22,545,242		Oracle Corp	553,261
34,321	e	Oracle Corp Japan	1,430
14,251		ORC Software AB	266
61,601		Ordina NV	443
9,441	e	Otsuka Corp	471
581,371	*	Parametric Technology Corp	9,500
266	*,e	Pasona Group, Inc	165
275,000		PCA Corp	2,244
114,940	e	PC-Tel, Inc	680
82,285	e	Pegasystems, Inc	2,798
175,012	*	Perficient, Inc	1,475
75,651	*,e	Pervasive Software, Inc	365
216,562	*	Phase Forward, Inc	3,324
147,946	*	Phoenix Technologies Ltd	407
1,664,000		Pico Far East Holdings Ltd	343
180,057	e	Playtech Ltd	1,206
75,183	*,e	Portfolio Recovery Associates, Inc	3,374
378,572	*	Premiere Global Services, Inc	3,123
191,819	*	Progress Software Corp	5,603
134,581	e	Promotora de Informaciones S.A.	668
95,293	*,e	PROS Holdings, Inc	986
54,230		Prosegur Cia de Seguridad S.A.	2,655
330,370	e	Publicis Groupe S.A.	13,433
2,342		PubliGroupe AG.	180
73,868	e	QAD, Inc	451
113,742	e	Quality Systems, Inc	7,142
388,677	*	Quest Software, Inc	7,152
315,946	*,e	Rackspace Hosting, Inc	6,587

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,768	*	Radiant Systems, Inc	$1,443
130,048	*	Radisys Corp	1,242
17,229		Rakuten, Inc	13,117
85,997		Ramirent Oyj	836
62,758		Randstad Holdings NV	3,123
264,408	*,e	Raser Technologies, Inc	328
391,992	*	RealNetworks, Inc	1,454
599,842	*	Red Hat, Inc	18,535
73,932		Redflex Holdings Ltd	137
47,122	e	Renaissance Learning, Inc	535
358,869	*	Rent-A-Center, Inc	6,359
48,500		Rewards Network, Inc	613
41,000		Ricoh Leasing Co Ltd	816
269,775		Rightmove plc	2,191
151,213	*	RightNow Technologies, Inc	2,627
111,128	*,e	Riskmetrics Group Inc	1,768
100,749	e	Ritchie Bros Auctioneers, Inc	2,282
522,035	e	Robert Half International, Inc	13,954
238,432	e	Rollins, Inc	4,597
31,142	*,e	Rosetta Stone, Inc	559
236,544	*,e	RSC Holdings, Inc	1,665
354,444	*	S1 Corp	2,311
18,108		S1 Corp (Korea)	753
119,094	*,e	Saba Software, Inc	493
1,445,458		Sage Group plc	5,119
661,127	*,e	Salesforce.com, Inc	48,771
135,713	*,e	Sandvine Corp	167
1,692,536		SAP AG.	80,689
481,794	*	Sapient Corp	3,984
999,872		Satyam Computer Services Ltd	2,102
94,950	*	SDL plc	630
207,387		Secom Co Ltd	9,850
162,334		Securitas AB (B Shares)	1,590
272,781		Seek Ltd	1,684
15,604	*	SeLoger.com	502
1,865		SGS S.A.	2,435
115,667	*,e	Shanda Games Ltd (ADR)	1,179
6,897		SimCorp AS	1,294
20,380	*	Sina Corp	921
3,847,423		Singapore Post Ltd	2,758
142,291	*	SK Broadband Co Ltd	586
157,302		Skilled Group Ltd	277
134,986	*	Smith Micro Software, Inc	1,234
37	*	SMS Co Ltd	57
74,797	e	SMS Management & Technology Ltd	375
7,915		Societe Des Autoroutes Paris-Rhin-Rhone	609

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,077,393		Softbank Corp	$25,257
36,196		Software AG.	3,945
170,400	e	Sohgo Security Services Co Ltd	1,910
316,826	*	Sohu.com, Inc	18,148
300,847	*,e	SolarWinds, Inc	6,922
205		So-net Entertainment Corp	465
131	e	So-net M3, Inc	396
324,477	*	SonicWALL, Inc	2,469
1,084,667	*,e	Sonus Networks, Inc	2,289
11,930		Sopra Group S.A.	847
377,499	e	Sotheby’s (Class A)	8,486
170,613	*	Sourcefire, Inc	4,564
636,947		Speedy Hire plc	279
316,086	*	Spherion Corp	1,776
372,705	e	Spotless Group Ltd	982
89,195	e	Square Enix Co Ltd	1,882
254,526	*	SRA International, Inc (Class A)	4,861
137	*	Start Today Co Ltd	251
72,275	*	StarTek, Inc	541
121,742		Sthree plc	578
97,199	*,e	Stratasys, Inc	1,680
643,226		STW Communications Group Ltd	432
258,771	*	SuccessFactors, Inc	4,290
2,844,278	*	Sun Microsystems, Inc	26,651
256,381	*,e	SupportSoft, Inc	677
15,832		Sword Group	555
48,525	*	SXC Health Solutions Corp	2,659
365,331	*,e	Sybase, Inc	15,855
168,888	*,e	SYKES Enterprises, Inc	4,302
5,439,303	*	Symantec Corp	97,310
93,160	*	Synchronoss Technologies, Inc	1,473
171,725	*,e	SYNNEX Corp	5,265
593,569	*,e	Synopsys, Inc	13,225
61,773	e	Syntel, Inc	2,349
700,000		Taiwan Secom Co Ltd	1,174
13,700,530		Taiwan-Sogo Shinkong Security Corp	10,027
402,375	e	Take-Two Interactive Software, Inc	4,044
75,040	e	TAL International Group, Inc	993
172,518	*,e	Taleo Corp (Class A)	4,058
677,355		Tata Consultancy Services Ltd	10,921
53,085	*,e	TechTarget, Inc	299
39,300	*	Tecmo Koei Holdings Co Ltd	288
160,933	*	Telecity Group plc	992
66,164		Teleperformance	2,147
240,776	*	TeleTech Holdings, Inc	4,823
807,132	*,e	Temenos Group AG.	20,799

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,407,800		Tencent Holdings Ltd	$30,447
45,118	e	Textainer Group Holdings Ltd	762
365,629	*,e	THQ, Inc	1,843
924,189	*	TIBCO Software, Inc	8,900
84,881	*	Tier Technologies, Inc	679
113,510		Tietoenator Oyj	2,358
33,200		TKC	630
135,746	*	TNS, Inc	3,487
2,848,000	*	Tom Group Ltd	275
187,700	e	Tomra Systems ASA	897
543,102	e	Total System Services, Inc	9,379
50,634	e	TradeDoubler AB	330
16,109	*,e	TradeDoubler AB	99
172,828	*	TradeStation Group, Inc	1,364
44,500		Trans Cosmos, Inc/Japan	357
27,973	*,e	Travelzoo, Inc	344
110,503	e	Trend Micro, Inc	4,197
251,311	*	TrueBlue, Inc	3,722
88,227	*,e	UBISOFT Entertainment	1,249
118,231	*,e	Ultimate Software Group, Inc	3,472
62,716	*,e	Unica Corp	486
309,636	*,e	Unisys Corp	11,940
25,712		Unit 4 Agresso NV	611
209,770	e	United Internet AG.	2,764
495,858		United Online, Inc	3,565
354,783	*,e	United Rentals, Inc	3,480
83,674		USG People NV	1,513
35,306		USS Co Ltd	2,155
569,715	*	Valueclick, Inc	5,766
130,145	*,e	Vasco Data Security International	816
388,000	e	Venture Corp Ltd	2,434
256	e	VeriSign Japan KK	93
618,440	*	VeriSign, Inc	14,991
111,101		Viad Corp	2,292
65,449	*	Virtusa Corp	593
2,784,600	e	Visa, Inc (Class A)	243,542
841,096	*,e	VMware, Inc (Class A)	35,646
79,820	*	Vocus, Inc	1,437
65,037	*	Volt Information Sciences, Inc	650
189,760	*,e	WebMD Health Corp (Class A)	7,304
288,587	*	Websense, Inc	5,039
167,481	*	Website Pros, Inc	1,094
407,000		Wipro Ltd	5,920
143,567		Wirecard AG.	1,985
414		Works Applications Co Ltd	218
254,870		Wotif.com Holdings Ltd	1,585

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,400,291		WPP plc	$23,476
27,875	e	Yahoo! Japan Corp	8,381
5,859,682	*	Yahoo!, Inc	98,326

		TOTAL BUSINESS SERVICES	6,653,118

CHEMICALS AND ALLIED PRODUCTS - 10.94%
37,000	*	5N Plus, Inc	210
8,236,883		Abbott Laboratories	444,709
73,781	*,b,m	Able Laboratories, Inc	0	^
26,955	*,e	Abraxis Bioscience, Inc	1,093
139,446		Accsys Technologies plc	92
195,541	*	Acorda Therapeutics, Inc	4,932
100,722	*	Actelion Ltd	5,380
15,407	*,e	Acura Pharmaceuticals, Inc	82
2,998	*	Addex Pharmaceuticals Ltd	40
139,800		ADEKA Corp	1,235
293,965	*,e	Adolor Corp	429
207,050		Agrium, Inc	12,734
305,977		Agrium, Inc (Toronto)	19,139
217,109		Air Liquide	25,820
1,014,806		Air Products & Chemicals, Inc	82,260
270,400		Air Water, Inc	3,185
1,986,397		Alapis Holding Industrial and Commercial S.A.	1,434
160,991	*	Albany Molecular Research, Inc	1,462
312,387		Albemarle Corp	11,362
981,645		Alberto-Culver Co	28,752
421,667	*	Alexion Pharmaceuticals, Inc	20,586
8,303		ALK-Abello AS	649
466,004	*	Alkermes, Inc	4,385
348,557	*,e	Allos Therapeutics, Inc	2,290
178,310	*,e	Alnylam Pharmaceuticals, Inc	3,142
85,105	*	AMAG Pharmaceuticals, Inc	3,237
294,428	*,e	American Oriental Bioengineering, Inc	1,369
94,412	e	American Vanguard Corp	784
7,125,763	*	Amgen, Inc	403,104
75,156	*	Amicus Therapeutics, Inc	298
4,163		Amorepacific Corp	3,339
110	*	AnGes MG, Inc	167
659,531	*	Antisoma PLC	350
144,896		Arch Chemicals, Inc	4,474
104,452	*,e	Ardea Biosciences, Inc	1,462
456,550	*,e	Arena Pharmaceuticals, Inc	1,621
37,200		Arisawa Manufacturing Co Ltd	191
86,143	e	Arkema	3,194
348,098	*,e	Arqule, Inc	1,284
253,036	*,e	Array Biopharma, Inc	711

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,030	*,e	ARYx Therapeutics, Inc	$324
1,775,113		Asahi Kasei Corp	8,894
27,000	*	ASKA Pharmaceutical Co Ltd	185
366,815	*	Aspen Pharmacare Holdings Ltd	3,652
556,280		Astellas Pharma, Inc	20,754
893,881		AstraZeneca plc	42,010
194,329	e	AstraZeneca plc (ADR)	9,122
53,544	*	Atrium Innovations Inc	807
16,873	e	Auriga Industries (Class B)	350
287,686	*	Auxilium Pharmaceuticals, Inc	8,625
346,207	*,e	AVANIR Pharmaceuticals, Inc	658
503,095		Avery Dennison Corp	18,358
443,434	*,e	AVI BioPharma, Inc	647
1,632,523		Avon Products, Inc	51,424
52,732	*	Axis-Shield plc	331
5,677		Bachem Holding AG.	363
102,719		Balchem Corp	3,442
1,932,541		BASF AG.	119,606
9,707	*	Basilea Pharmaceutica	600
56,483		Beiersdorf AG.	3,723
92,257	*,e	BioCryst Pharmaceuticals, Inc	596
48,018	*	Biodel, Inc	208
67,656	*,e	BioDelivery Sciences International, Inc	266
1,437,806	*	Biogen Idec, Inc	76,923
304,170	*,e	BioMarin Pharmaceuticals, Inc	5,721
68,152	*,e	BioMimetic Therapeutics, Inc	813
61,200	*	Bioms Medical Corp	19
18,402	*,e	Biospecifics Technologies Corp	540
207,730	e	Biota Holdings Ltd	448
6,285		Biotest AG.	349
11,627		Biotest AG. (Preference)	571
287,899	e	Biovail Corp	4,041
14,000	*,m	Biovitrum AB (New)	55
7,000	*	Biovitrum AB	27
15,273		Boiron S.A.	654
177,051		Braskem S.A.	1,432
6,672,396	e	Bristol-Myers Squibb Co	168,478
791,000		Cabot Corp	20,748
122,449	*,e	Cadence Pharmaceuticals, Inc	1,184
265,580	*,e	Calgon Carbon Corp	3,692
165,702	*	Cambrex Corp	925
55,500	*	Cangene Corp	271
94,311	*,e	Caraco Pharmaceutical Laboratories Ltd	570
75,161	*,e	Cardiome Pharma Corp	335
43,556	*,e	Cardiovascular Systems, Inc	200
719,076		Celanese Corp (Series A)	23,082

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,457,606	*	Celgene Corp	$192,520
2,975,849	*,e	Cell Therapeutics, Inc	3,392
190,016	*	Celldex Therapeutics, Inc	889
64,691	*	Celltrion, Inc	830
239,534	*,e	Cephalon, Inc	14,949
370,464		CF Industries Holdings, Inc	33,631
201,872	*,e	Charles River Laboratories International, Inc	6,801
29,509	e	Chase Corp	349
135,849	*,e	Chattem, Inc	12,675
48,010	*	Chelsea Therapeutics International, Inc	130
246,477		Chemring Group PLC	11,635
45,620	*,e	China Green Agriculture, Inc	671
148,682	*,e	China Precision Steel, Inc	305
37,275	*	China-Biotics, Inc	577
82,308		Christian Dior S.A.	8,435
398,429	e	Chugai Pharmaceutical Co Ltd	7,447
69,000		Chugoku Marine Paints Ltd	483
383,742		Church & Dwight Co, Inc	23,197
650,499		Cipla Ltd	4,666
321,272		Clariant AG.	3,799
715,291		Clorox Co	43,633
890	e	CMIC Co Ltd	173
2,928,793		Colgate-Palmolive Co	240,600
54,144	*	Cornerstone Therapeutics, Inc	330
170,221		Croda International	2,195
935,716		CSL Ltd	27,210
379,620	*	Cubist Pharmaceuticals, Inc	7,201
15,000	*,e	Cumberland Pharmaceuticals, Inc	204
356,063	*,e	Curis, Inc	1,157
188,643	*,e	Cypress Bioscience, Inc	1,087
1,068,261		Cytec Industries, Inc	38,906
185,984	*	Cytokinetics, Inc	541
121,633	*,e	Cytori Therapeutics, Inc	742
130,000		Dai Nippon Toryo Co Ltd	126
866,550		Daicel Chemical Industries Ltd	5,090
478,695		Daiichi Sankyo Co Ltd	10,039
81,000		Dainichiseika Color & Chemicals Manufacturing Co Ltd	311
1,096,675		Dainippon Ink and Chemicals, Inc	1,868
342,595		Dainippon Sumitomo Pharma Co Ltd	3,596
77,000		Daiso Co Ltd	184
561,616	*,e	Dendreon Corp	14,759
35,643	*	Devgen	604
10,195	*,e	Diamyd Medical AB (B Shares)	277
42,373		DiaSorin S.p.A.	1,506
546,834	*,e	Discovery Laboratories, Inc	344
7,416,365		Dow Chemical Co	204,914

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

220,493		Dr Reddy’s Laboratories Ltd	$5,400
623,547		DSM NV	30,637
3,969,594		Du Pont (E.I.) de Nemours & Co	133,656
378,732	*,e	Durect Corp	935
25,300		Earth Chemical Co Ltd	757
344,578		Eastman Chemical Co	20,757
971,150		Ecolab, Inc	43,294
240,301		Eisai Co Ltd	8,835
420,172	*	Elan Corp plc	2,652
1,157,002	*	Elan Corp plc (ADR)	7,544
559,993		Elementis PLC	478
3,793,302		Eli Lilly & Co	135,459
145,027	*	Elizabeth Arden, Inc	2,094
138,490	*	Emergent Biosolutions, Inc	1,882
11,693		EMS-Chemie Holding AG.	1,396
217,403	*,e	Enzon Pharmaceuticals, Inc	2,289
78	e	EPS Co Ltd	306
4,043	e	Eramet	1,266
790,444		Estee Lauder Cos (Class A)	38,226
1,328,486		Eternal Chemical Co Ltd	1,400
170,000	*	Eurand NV	2,193
190,774	*,e	Facet Biotech Corp	3,354
227,480		FAES FARMA S.A.	1,164
102,800		Fancl Corp	1,858
76,609	*,e	Female Health Co	362
4,760,603	a,e	Ferro Corp	39,227
119,088		Fertilizantes Fosfatados S.A.	1,129
264,571		Filtrona plc	802
242,176		FMC Corp	13,504
3,931,466	*	Forest Laboratories, Inc	126,239
3,821,933		Formosa Chemicals & Fibre Corp	8,286
5,240,091		Formosa Plastics Corp	11,040
8,788		Fuchs Petrolub AG.	762
20,455		Fuchs Petrolub AG. (Preference)	1,890
77,000	*	Fuso Pharmaceutical Industries Ltd	230
511,334	*	Galapagos NV	6,010
47,708	*,e	Genmab AS	754
809,426	*	Genzyme Corp	39,670
437,855	*,e	Geron Corp	2,430
6,690,467	*	Gilead Sciences, Inc	289,563
8,259		Givaudan S.A.	6,609
4,784,629		GlaxoSmithKline plc	101,462
7,511		Glenmark Pharmaceuticals Ltd	44
147,291	e	Grifols S.A.	2,586
96,530	*,e	GTx, Inc	405
62,000	*	Gun-Ei Chemical Industry Co Ltd	143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,549		H Lundbeck A/s	$281
15,368		H&R WASAG AG.	328
271,739		H.B. Fuller Co	6,182
459,314	*,e	Halozyme Therapeutics, Inc	2,696
142,654		Hanwha Chemical Corp	1,647
218,945		Haw Par Corp Ltd	902
39,203	e	Hawkins, Inc	856
530,544	*,e	Hemispherx Biopharma, Inc	297
163,765		Henkel KGaA	7,337
1,416,369		Henkel KGaA (Preference)	74,378
242,578		Hikma Pharmaceuticals plc	1,993
1,134,010		Hindustan Lever Ltd	6,427
40,000		Hisamitsu Pharmaceutical Co, Inc	1,292
60,119	*	Hi-Tech Pharmacal Co, Inc	1,686
18,837		Honam Petrochemical Corp	1,656
878,636	*	Hospira, Inc	44,810
1,205,780	*	Human Genome Sciences, Inc	36,897
3,565,710		Huntsman Corp	40,257
176,647	e	ICO, Inc	1,291
374,021	*	Idenix Pharmaceuticals, Inc	804
118,559	*,e	Idera Pharmaceuticals, Inc	613
184,662	*,e	Idexx Laboratories, Inc	9,868
436,205	*	Immucor, Inc	8,829
278,736	*,e	Immunogen, Inc	2,191
404,179	*,e	Impax Laboratories, Inc	5,497
2,694,222		Incitec Pivot Ltd	8,522
110,025		Innophos Holdings, Inc	2,529
143,912		Innospec, Inc	1,452
494,860	*,e	Inspire Pharmaceuticals, Inc	2,732
5,026		Inter Parfums S.A.	130
59,485	e	Inter Parfums, Inc	724
125,741	*,e	Intercell AG.	4,681
182,952	*,e	InterMune, Inc	2,386
294,767		International Flavors & Fragrances, Inc	12,127
242,714	*,e	Inverness Medical Innovations, Inc	10,075
948,042	*	Invitrogen Corp	49,516
643,776		Ipsen	35,697
379,000	*	Ishihara Sangyo Kaisha Ltd	306
724,584		Israel Chemicals Ltd	9,515
254,812	*	Javelin Pharmaceuticals, Inc	331
15,128,777		Johnson & Johnson	974,444
83,051		Kaiser Aluminum Corp	3,457
164,000		Kaken Pharmaceutical Co Ltd	1,393
297,476		Kansai Paint Co Ltd	2,493
50,000	*	Kanto Denka Kogyo Co Ltd	376
461,710		Kao Corp	10,821

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,400	e	Katakura Industries Co Ltd	$228
164,801	e	Kemira Oyj	2,453
3,500,752	*	King Pharmaceuticals, Inc	42,954
1,163,476		Kingboard Chemical Holdings Ltd	4,584
98,000		Kissei Pharmaceutical Co Ltd	1,931
54,000		Koatsu Gas Kogyo Co Ltd	321
105,960		Koppers Holdings, Inc	3,225
37,900	e	Kose Corp	766
54,000	e	Kumiai Chemical Industry Co Ltd	168
668,790		Kuraray Co Ltd	7,871
204,000		KUREHA CORP	1,006
173,733	*,e	KV Pharmaceutical Co (Class A)	638
75,000	e	Kyorin Co Ltd	1,099
329,540	e	Kyowa Hakko Kogyo Co Ltd	3,485
387,725	*,e	La Seda de Barcelona S.A. (Class B)	189
120,837	*	Landec Corp	754
48,221	*,e	Lannett Co, Inc	285
1,220,362		Lanxess AG.	46,134
19,457		LG Household & Health Care Ltd	4,868
551,624	*	Ligand Pharmaceuticals, Inc (Class B)	1,197
315,508		Linde AG.	38,013
68,900		Lintec Corp	1,386
262,000		Lion Corp	1,278
4,039		Lonza Group AG.	285
67,412		L’Oreal S.A.	7,529
542,807		Lubrizol Corp	39,598
55,676		Lupin Ltd	1,759
214,145	e	Maire Tecnimont S.p.A.	758
317,693		Makhteshim-Agan Industries Ltd	1,509
26,500	e	Mandom Corp	752
120,243		Mannatech, Inc	375
261,885	*,e	MannKind Corp	2,294
49,097	*	MAP Pharmaceuticals, Inc	468
234,920	e	Martek Biosciences Corp	4,449
306,361		Mcbride PLC	1,043
407,097		Meda AB (A Shares)	3,656
93,535		Mediceo Paltac Holdings Co Ltd	1,159
272,554	*	Medicines Co	2,273
364,261		Medicis Pharmaceutical Corp (Class A)	9,853
72,729	*,e	Medifast, Inc	2,224
36,175	*	Medigene AG.	186
192,550	*,e	Medivation, Inc	7,250
16,736,747		Merck & Co, Inc	611,561
12,411		Merck KGaA	1,164
199,970	e	Meridian Bioscience, Inc	4,309
124,600		Methanex Corp	2,446

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

256,987	*,e	Micromet, Inc	$1,712
204,379	*,e	MiddleBrook Pharmaceuticals, Inc	104
11,000		Milbon Co Ltd	234
97,928		Minerals Technologies, Inc	5,334
120,500		Miraca Holdings, Inc	3,316
1,243,267		Mitsubishi Chemical Holdings Corp	5,294
258,337		Mitsubishi Gas Chemical Co, Inc	1,302
127,000		Mochida Pharmaceutical Co Ltd	1,136
96,479	*,e	Molecular Insight Pharmaceuticals, Inc	217
180,772	*,e	Momenta Pharmaceuticals, Inc	2,280
4,259,541		Monsanto Co	348,217
25,301	*	Morphosys AG.	616
562,929		Mosaic Co	33,624
3,584,809	*,e	Mylan Laboratories, Inc	66,068
161,334	*,e	Myriad Pharmaceuticals, Inc	812
271,339	*,e	Nabi Biopharmaceuticals	1,330
747,443		Nalco Holding Co	19,067
7,162,357		Nan Ya Plastics Corp	13,018
66,801	*	Nanosphere, Inc	430
296,629	*	Natraceutical S.A.	210
237,281		Natura Cosmeticos S.A.	4,949
720,000		Natural Beauty Bio-Technology Ltd	129
161,726	*	NBTY, Inc	7,042
293,396	*	Neurocrine Biosciences, Inc	798
76,174	*,e	NeurogesX, Inc	587
60,602	e	NewMarket Corp	6,955
27,300	e	Nichi-iko Pharmaceutical Co Ltd	735
80,449	*,e	NicOx S.A.	669
53,000	e	Nihon Nohyaku Co Ltd	299
64,000		Nihon Parkerizing Co Ltd	760
485,550	e	Nippon Chemiphar Co Ltd	1,334
283,000		Nippon Kayaku Co Ltd	2,554
275,000	e	Nippon Paint Co Ltd	1,664
76,000		Nippon Shinyaku Co Ltd	850
168,000		Nippon Shokubai Co Ltd	1,444
252,000		Nippon Soda Co Ltd	908
102,000		Nippon Synthetic Chemical Industry Co Ltd	783
99,000		Nippon Valqua Industries Ltd	187
277,943		Nissan Chemical Industries Ltd	3,962
49,506	e	NL Industries, Inc	344
30,900	e	Noevir Co Ltd	319
7,634,607		Novartis AG.	416,920
758,985		Novartis AG. (ADR)	41,312
311,777	*,e	Novavax, Inc	829
756,529		Novo Nordisk AS (Class B)	48,298
37,611	e	Novozymes AS (B Shares)	3,913

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

356,718	*	NPS Pharmaceuticals, Inc	$1,213
93,002	e	Nufarm Ltd	903
422,673		Nuplex Industries Ltd	891
56,685	*	Nutraceutical International Corp	701
86,499	*,e	Obagi Medical Products, Inc	1,038
422,478		Olin Corp	7,402
170,230	*	OM Group, Inc	5,344
30,766		Omega Pharma S.A.	1,540
260,500	*,e	Omeros Corp	1,829
322,324	*	Omnova Solutions, Inc	1,976
22,534	*,e	OncoGenex Pharmaceutical, Inc	502
139	*,e	OncoTherapy Science, Inc	202
85,205		Ono Pharmaceutical Co Ltd	3,658
306,379	*,e	Onyx Pharmaceuticals, Inc	8,989
104,559		OPG Groep NV	1,934
234,065	*,e	Opko Health, Inc	428
142,165	*,e	Optimer Pharmaceuticals, Inc	1,604
269,588	*,e	OraSure Technologies, Inc	1,370
130,026	*,e	Orexigen Therapeutics, Inc	967
63,302	e	Oriflame Cosmetics S.A.	3,774
128,899		Oriola-KD Oyj (B Shares)	813
11,695		Orion Oyj (Class B)	252
176,386	*,e	OSI Pharmaceuticals, Inc	5,473
125,426	*	Osiris Therapeutics, Inc	896
142,437	*,e	OXiGENE, Inc	162
1,134,283	*	Pactiv Corp	27,382
170,700	*,e	Pain Therapeutics, Inc	915
206,940	*	Par Pharmaceutical Cos, Inc	5,600
331,640	*	Parexel International Corp	4,676
146,100	*,e	Patheon, Inc	360
832,754	e	PDL BioPharma, Inc	5,713
345,537	e	Perrigo Co	13,766
5,902	*	Petkim Petrokimya Holding	29
107,959	e	PetMed Express, Inc	1,903
47,287,195		Pfizer, Inc	860,154
1,270,199	*,e	Pharmacyclics, Inc	3,988
102,716	*,e	Pharmasset, Inc	2,126
230,348	*,e	Pharmaxis Ltd	562
156,487	*	PharMerica Corp	2,485
685,586	*	PolyOne Corp	5,121
1,048,736	*,e	Poniard Pharmaceuticals, Inc	1,919
414,405		Potash Corp of Saskatchewan	45,326
130,016	*,e	Pozen, Inc	779
803,706		PPG Industries, Inc	47,049
1,265,694		Praxair, Inc	101,648
184,893	*	Prestige Brands Holdings, Inc	1,453

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,314,193		Procter & Gamble Co	$928,499
138,826	*,e	Progenics Pharmaceuticals, Inc	616
205,645	*,e	Protalix BioTherapeutics, Inc	1,361
385,800		PTT Chemical PCL	833
241,134		PZ Cussons plc	1,045
493,572	*,e	Questcor Pharmaceuticals, Inc	2,344
233,731	*,e	Quidel Corp	3,221
130,201		Ranbaxy Laboratories Ltd	1,445
2,732,652		Reckitt Benckiser Group plc	147,919
257,645		Recordati S.p.A.	1,912
45,349	*	Repros Therapeutics, Inc	36
97,446	*	Revlon, Inc (Class A)	1,658
169,740	*,e	Rhodia S.A.	3,026
20,635		Richter Gedeon Nyrt	4,684
1,221,579		Roche Holding AG.	208,906
271,527	*	Rockwood Holdings, Inc	6,397
128,000	e	Rohto Pharmaceutical Co Ltd	1,476
616,144		RPM International, Inc	12,526
146,000		Sakai Chemical Industry Co Ltd	663
255,378	*,e	Salix Pharmaceuticals Ltd	6,487
1,870,119		Sanofi-Aventis	147,071
394,497	*	Santarus, Inc	1,823
142,504		Santen Pharmaceutical Co Ltd	4,578
119,000		Sanyo Chemical Industries Ltd	622
7,726		Sartorius Stedim Biotech	309
34,500	e	Sawai Pharmaceutical Co Ltd	1,973
182,536	*,e	Sciclone Pharmaceuticals, Inc	425
309,686		Scotts Miracle-Gro Co (Class A)	12,174
150,300		Seikagaku Corp	1,578
261,150		Sensient Technologies Corp	6,868
542,343		Sherwin-Williams Co	33,435
41,000	*	Shikoku Chemicals Corp	240
619,993		Shin-Etsu Chemical Co Ltd	35,004
64,200		Shin-Etsu Polymer Co Ltd	381
189,311		Shionogi & Co Ltd	4,105
2,987,547		Shire Ltd	58,377
239,777		Shire plc (ADR)	14,075
552,222	e	Shiseido Co Ltd	10,613
1,847,021		Showa Denko KK	3,678
569,105		Sidi Kerir Petrochemcials Co	1,060
147,215	*,e	SIGA Technologies, Inc	854
598,451	e	Sigma-Aldrich Corp	30,240
5,940,000	e	Sinochem Hong Kong Holding Ltd	3,295
4,416,000	e	Sinopec Shanghai Petrochemical Co Ltd	1,734
		Sociedad Nacional de Industrias Apicaciones
68,236	*,e	Celulosa Espanola S.A.	128
182,197		Sociedad Quimica y Minera de Chile S.A. (Class B)	6,894

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

646,656	*	Solutia, Inc	$8,213
69,200		Solvay S.A.	7,453
344,462	*,e	Spectrum Pharmaceuticals, Inc	1,529
51,000	e	SSP Co Ltd	271
14,700		ST CORP	162
80,791		Stada Arzneimittel AG.	2,791
9,018		Stallergenes	758
10,800		Stella Chemifa Corp	567
707,962	*,e	StemCells, Inc	892
64,976		Stepan Co	4,211
53,807	*,e	Sucampo Pharmaceuticals, Inc (Class A)	217
1,548,673		Sumitomo Chemical Co Ltd	6,795
52,000		Sumitomo Seika Chemicals Co Ltd	196
94,294		Sun Pharmaceuticals Industries Ltd	3,048
340,387	*	SuperGen, Inc	892
74,178	*,e	SurModics, Inc	1,681
366,861		Syngenta AG.	103,604
116,878	*,e	Synta Pharmaceuticals Corp	591
5,600	*,e	Taiko Pharmaceutical Co Ltd	115
93,655		Taisho Pharmaceutical Co Ltd	1,611
1,362,000		Taiwan Fertilizer Co Ltd	4,850
20,600		Taiyo Ink Manufacturing Co Ltd	544
1,017,050		Taiyo Nippon Sanso Corp	10,824
1,565,095		Takeda Pharmaceutical Co Ltd	64,484
171,907		Tanabe Seiyaku Co Ltd	2,145
10,100	*	Tanaka Chemical Corp	227
20,500		Tenma Corp	231
49,000		Tessenderlo Chemie NV	1,622
1,279,335		Teva Pharmaceutical Industries Ltd	71,891
4,117,069		Teva Pharmaceutical Industries Ltd (ADR)	231,297
75,501	*	Theratechnologies, Inc	320
816,169	*,e	Theravance, Inc	10,667
284,000		Toagosei Co Ltd	1,069
36,000	*	Toda Kogyo Corp	293
659,000	e	Tokai Carbon Co Ltd	3,281
156,929		Tokuyama Corp	877
49,500		Tokyo Ohka Kogyo Co Ltd	921
324,675		Toray Industries, Inc	1,766
32,100		Torii Pharmaceutical Co Ltd	609
347,300		Tosoh Corp	959
11,800	e	Towa Pharmaceutical Co Ltd	544
276,000		Toyo Ink Manufacturing Co Ltd	1,063
844,000		Toyobo Co Ltd	1,323
13,815	*	Transgene S.A.	417
682,000		TSRC Corp	844
139,800		Tsumura & Co	4,520

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,336,188		UBE Industries Ltd	$6,392
1,749,742		UCB S.A.	73,034
180,872	*	Ulta Salon Cosmetics & Fragrance, Inc	3,285
268,728	*	Unifi, Inc	1,043
450,000		United Laboratories Ltd	238
290,766		United Phosphorus Ltd	1,080
276,695	*,e	United Therapeutics Corp	14,568
195,446	f	Uralkali (GDR)	4,064
40,987	*,e	USANA Health Sciences, Inc	1,307
557,256	*,e	USEC, Inc	2,145
381,841	*,e	Valeant Pharmaceuticals International	12,139
520,468		Valspar Corp	14,126
1,439,858	*a,e	Vanda Pharmaceuticals, Inc	16,184
398,523	*	Vectura Group plc	485
684,220	*,e	Vertex Pharmaceuticals, Inc	29,319
231,280	*,e	Vical, Inc	761
98,647	e	Victrex PLC	1,285
5,990		Virbac S.A.	625
417,924	*,e	Viropharma, Inc	3,506
20,300	*	Vitacost.com, Inc	212
34,400	*	VITAL KSK HOLDINGS, Inc	203
51,706		Wacker Chemie AG.	8,994
4,199,767		Wah Lee Industrial Corp	5,853
429,285	*	Watson Pharmaceuticals, Inc	17,004
103,796	e	Westlake Chemical Corp	2,588
397,197	*	WR Grace & Co	10,069
147,135	*,e	Xenoport, Inc	2,731
224,622	e	Yara International ASA	10,174
10,979		Yuhan Corp	1,678
206,267	*	Yule Catto & Co PLC	505
221,456	e	Zeltia S.A.	1,217
535,000		Zeon Corp	2,417
27,000		ZERIA Pharmaceutical Co Ltd	247
192,548	*,e	Zymogenetics, Inc	1,231

		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,777,584

COAL MINING - 0.32%
13,905,500		Adaro Energy Tbk	2,542
533,037	*,e	Alpha Natural Resources, Inc	23,123
196,529		Anglo Pacific Group plc	713
152,864	*,e	Aquila Resources Ltd	1,512
505,657		Arch Coal, Inc	11,251
435,037	*	Carbon Energy Ltd	296
1,107,512	e	Centennial Coal Co Ltd	3,942
11,374,383		China Coal Energy Co	20,640
5,204,299		China Shenhua Energy Co Ltd	25,263

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

147,100	*	Cloud Peak Energy, Inc	$2,142
620,073		Consol Energy, Inc	30,880
116,148	*	Felix Resources Ltd	67
243,825	e	Gloucester Coal Ltd	1,978
120,100	*	Grande Cache Coal Corp	616
502,101	*	International Coal Group, Inc	1,938
137,533	*	James River Coal Co	2,548
146,458		Kumba Resources Ltd	2,062
2,814,109	e	MacArthur Coal Ltd	28,249
309,755		Massey Energy Co	13,013
245,500	e	Mitsui Mining Co Ltd	278
1,438,492		New World Resources NV	12,955
1,439,994		Peabody Energy Corp	65,103
238,621	*	Pike River Coal Ltd	170
25,169,000		PT Bumi Resources Tbk	6,408
1,494,434		PT Tambang Batubara Bukit Asam Tbk	2,721
873,538		Sasol Ltd	35,007
280,562	*,e	UK Coal plc	335
547,400	*	Western Canadian Coal Corp	1,706
72,217	*,e	Westmoreland Coal Co	643
684,385		Whitehaven Coal Ltd	3,225
4,586,000		Yanzhou Coal Mining Co Ltd	10,030

		TOTAL COAL MINING	311,356

COMMERCIAL SERVICES AND SUPPLIES - 0.00%**
45,403		Bureau Veritas S.A.	2,367
3,780		Thessaloniki Port Authority S.A.	77

		TOTAL COMMERCIAL SERVICES AND
		SUPPLIES	2,444

COMMUNICATIONS - 4.70%
61,912	*	AboveNet, Inc	4,027
1,564	*	Acotel Group S.p.A	154
269,216	e	Adtran, Inc	6,071
8,620	*	Advanced Digital Broadcast Holdings S.A.	424
1,015,200		Advanced Info Service PCL	2,634
126,532	f	AFK Sistema (GDR)	2,657
218,989	e	Alaska Communications Systems Group, Inc	1,748
27,172,913	e	America Movil S.A. de C.V. (Series L)	63,934
1,566,252	*	American Tower Corp (Class A)	67,678
44,715		Amper S.A.	395
205,593	*	Anixter International, Inc	9,683
92,352	e	Antena 3 de Television S.A.	1,024
1,039,115	*,m	AOL, Inc	24,191
793,089	*,e	Aruba Networks, Inc	8,454
312,800		Astro All Asia Networks plc	273
31,956,303		AT&T, Inc	895,734
43,944		Atlantic Tele-Network, Inc	2,417
120,187	*	Audiovox Corp (Class A)	852
1,883,776	*	Austar United Communications Ltd	2,387
306,253		Austereo Group Ltd	471
233,413	*	Avanzit S.A.	245

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

344,368		BCE, Inc	$9,549
530,300		BEC World PCL (Foreign)	392
132,700		BEC World PCL	98
125,815		Belgacom S.A.	4,567
2,739,788		Bezeq Israeli Telecommunication Corp Ltd	6,908
270,000		Bharti Airtel Ltd	1,908
668,729		Brasil Telecom S.A. (Preference)	6,434
2,086		Brasil Telecom S.A.	33
349,631	*	Brightpoint, Inc	2,570
1,653,247		British Sky Broadcasting plc	14,933
34,519,950		BT Group plc	75,179
1,937,241		Cable & Wireless plc	4,407
1,042,599		Cablevision Systems Corp (Class A)	26,920
107,196		Canal Plus	872
313,760	e	Carphone Warehouse Group plc	946
845,000	*	Carso Global Telecom SAB de CV	3,756
118,903	*,e	Cbeyond Communications, Inc	1,873
4,920,292		CBS Corp (Class B)	69,130
54,541		Cellcom Israel Ltd	1,721
3,400		Cellcom Israel Ltd (NY)	109
113,132	*	Central European Media Enterprises Ltd (Class A)	2,671
1,677,182		CenturyTel, Inc	60,731
3,098,732		China Communications Services Corp Ltd	1,517
8,621,910	e	China Mobile Hong Kong Ltd	80,223
20,605,459		China Telecom Corp Ltd	8,521
9,337,323	e	China Unicom Ltd	12,253
6,828,913		Chunghwa Telecom Co Ltd	12,736
1,257,385	*,e	Cincinnati Bell, Inc	4,338
1,788,000		Citic 1616 Holdings Ltd	603
374,000		City Telecom (HK) Ltd	178
195,068	*,e	Clearwire Corp (Class A)	1,319
22,199		Cogeco Cable, Inc	743
434,570	*	Colt Telecom Group S.A.	923
17,021,409		Comcast Corp (Class A)	286,981
181,241	f	Comstar United Telesystems (GDR)	989
108,989	e	Consolidated Communications Holdings, Inc	1,907
95,711	*	Corus Entertainment, Inc	1,817
1,218,346	*	Crown Castle International Corp	47,564
93,612	*,e	Crown Media Holdings, Inc (Class A)	136
106,387	*	CTC Media, Inc	1,585
49,408		Cyfrowy Polsat S.A.	234
7,324,240		Deutsche Telekom AG.	107,445
101,349	*,e	DG FastChannel, Inc	2,831
434,100		Digi.Com BHD	2,783
7,771	*	Digital Multimedia Technologies S.p.A.	177
71,802	*	DigitalGlobe, Inc	1,738

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,131,860	*,e	DIRECTV	$171,148
2,581,409		DISH Network Corp (Class A)	53,616
39,888	*	Drillisch AG.	287
136	e	Dwango Co Ltd	254
62,432		Egyptian Co for Mobile Services	2,734
100,563		Elisa Oyj (Series A)	2,295
134,289		Empresa Nacional de Telecomunicaciones S.A.	1,945
141,793	*,e	Equinix, Inc	15,051
285,981		Eutelsat Communications	9,175
3,669,317		Far EasTone Telecommunications Co Ltd	4,394
19,875	*,e	Fastweb	550
36,778	e	Fisher Communications, Inc	598
142,288	*	Forthnet S.A.	253
1,778,565		France Telecom S.A.	44,443
120,044	*	Freenet AG.	1,621
939,378		Frontier Communications Corp	7,337
1,463		Fuji Television Network, Inc	2,027
239,190	*	General Communication, Inc (Class A)	1,526
87,967	*,e	GeoEye, Inc	2,453
221,754	*	Global Crossing Ltd	3,160
453,004		Global Payments, Inc	24,399
103,997	*	Global Village Telecom Holding S.A.	3,345
43,530		Globe Telecom, Inc	856
3,761,873	e	Grupo Televisa S.A.	15,594
896,030		Hellenic Telecommunications Organization S.A.	13,151
61,159	e	HickoryTech Corp	540
48,441		Hikari Tsushin, Inc	883
41,538	*	Hughes Communications, Inc	1,081
9,672,351		Hutchison Telecommunications Hong Kong Holdings Ltd	1,639
2,010,351		Hutchison Telecommunications International Ltd	415
438,575	*,e	IAC/InterActiveCorp	8,982
801,597	*	Idea Cellular Ltd	993
12,290	e	Iliad Sa	1,469
127,847	*	inContact, Inc	375
210,280		Inmarsat plc	2,343
116,389	*	Intracom Holdings S.A.	202
161,163	e	Iowa Telecommunications Services, Inc	2,701
4,514,840		ITV plc	3,804
274,791	*,e	j2 Global Communications, Inc	5,592
2,056,446	*	Jazztel plc	782
5,544		Jupiter Telecommunications Co	5,486
645,679		Kcom Group plc	459
3,969		KDDI Corp	21,023
154,039	*,e	Knology, Inc	1,687
205,736		KT Corp	6,924
260,572	*,e	Leap Wireless International, Inc	4,573

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,825,232	*	Level 3 Communications, Inc	$8,913
46,550	m	LG Dacom Corp	712
165,604		LG Telecom Ltd	1,207
998,890	*,e	Liberty Global, Inc (Class A)	21,886
360,537	*	Liberty Media Corp - Capital (Series A)	8,610
220,752	*	Liberty Media Corp-Starz	10,188
2,820,436	*	Liberty Media Holding Corp (Interactive A)	30,574
184,622	*	Lin TV Corp (Class A)	823
115,271	*,e	Lodgenet Entertainment Corp	637
21,124		LS Cable Ltd	2,101
54,015		M6-Metropole Television	1,382
408,361		Magyar Telekom	1,584
26,700		Manitoba Telecom Services, Inc	855
276,280		Maroc Telecom	4,752
259,777	*,e	Mastec, Inc	3,247
3,821,800		Maxis Bhd	5,994
245,379	*	Mediacom Communications Corp (Class A)	1,097
380,662		Mediaset S.p.A.	3,130
1,632,630	*,e	MetroPCS Communications, Inc	12,457
274,111		Mobile TeleSystems (ADR)	13,401
647,000		MobileOne Ltd	870
36,276		Mobilezone Holding AG.	273
22,657		Mobistar S.A.	1,553
83,516		Modern Times Group AB (B Shares)	4,148
2,101,811		MTN Group Ltd	33,453
542,663		Naspers Ltd (N Shares)	21,962
9,100	*	NEC Mobiling Ltd	223
216,953	*	NET Servicos de Comunicacao S.A.	2,991
372,940	*	NeuStar, Inc (Class A)	8,593
163,223	*,e	Neutral Tandem, Inc	3,713
698,502	*	NII Holdings, Inc (Class B)	23,456
1,649,062		Nippon Telegraph & Telephone Corp	65,143
100		Nippon Television Network Corp	13
151,594	*,e	Novatel Wireless, Inc	1,208
25,706		NRJ Group	208
142,550		NTELOS Holdings Corp	2,540
17,404		NTT DoCoMo, Inc	24,287
548,850		Orascom Telecom Holding SAE	2,510
807,319	*	PAETEC Holding Corp	3,350
106,477		Partner Communications	2,158
7,557,024		PCCW Ltd	1,820
78,387		Philippine Long Distance Telephone Co	4,425
26,615		Philippine Long Distance Telephone Co (ADR)	1,508
1,238,000		Phoenix Satellite Television Holdings Ltd	317
625,063		Portugal Telecom SGPS S.A.	7,627
14,088		Preformed Line Products Co	617

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

417,414	*	Premiere AG.	$1,365
135,007		ProSiebenSat.1 Media AG.	1,547
1,521,858		PT Indosat Tbk	757
		PT Multimedia Servicos de Telecomunicacoes e
196,100	e	Multimedia SGPS S.A.	1,214
16,575,604		PT Telekomunikasi Indonesia Tbk (Series B)	16,500
214,873	*	QSC AG.	522
12,750,745	e	Qwest Communications International, Inc	53,681
240,278	*	RCN Corp	2,607
4,401		Reply S.p.A	101
616,951	e	Rogers Communications, Inc (Class B)	19,284
3,179		Rostelecom (ADR)	87
3,189,840		Royal KPN NV	54,219
163,782		Salmat Ltd	615
173,906	*	SAVVIS, Inc	2,443
1,160,969	*,e	SBA Communications Corp (Class A)	39,659
198,728	e	SES Global S.A.	4,477
118,900	e	Seven Network Ltd	735
5,922	*	Seven Network Ltd TELYS3	497
367,741	*,e	Shaw Communications, Inc (B Shares)	7,620
116,828	e	Shenandoah Telecom Co	2,377
267,361	e	Sinclair Broadcast Group, Inc (Class A)	1,077
10,074,139		Singapore Telecommunications Ltd	22,189
47,207		SK Telecom Co Ltd	6,891
30,000		SK Telecom Co Ltd (ADR)	488
391,394		Sky Network Television Ltd	1,432
2,923		Sky Perfect Jsat Corp	1,164
269,000		SmarTone Telecommunications Holding Ltd	222
5,694		Societe Television Francaise 1	105
466,572	*	SONAECOM - SGPS S.A.	1,287
19,935,635	*	Sprint Nextel Corp	72,964
2,295,000		StarHub Ltd	3,505
61,045	*,e	SureWest Communications	608
68,729		Swisscom AG.	26,248
96,111	*	Switch & Data Facilities Co, Inc	1,942
336,074	*	Syniverse Holdings, Inc	5,875
6,192,264		Taiwan Mobile Co Ltd	12,072
150,645		Tele Norte Leste Participacoes S.A.	3,868
318,656		Tele Norte Leste Participacoes S.A. (Preference)	6,790
488,751		Tele2 AB (B Shares)	7,508
4,930,274		Telecom Corp of New Zealand Ltd	8,857
861,793		Telecom Egypt	2,834
1,375,938	*	Telecom Italia Media S.p.A.	196
16,897,764		Telecom Italia RSP	18,768
9,914,938		Telecom Italia S.p.A.	15,467
57,559		Telecom Plus PLC	276
180,905	*,e	TeleCommunication Systems, Inc (Class A)	1,751

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

143,593		Telefonica O2 Czech Republic A.S.	$3,276
6,693,670		Telefonica S.A.	187,349
6,823,038	*	Telefonos de Mexico S.A. de C.V. (Series L)	5,716
11,617		Telegate AG.	152
234,927		Telekom Austria AG.	3,354
1,179,400		Telekom Malaysia BHD	1,052
804,389		Telekomunikacja Polska S.A.	4,448
30,356		Telemar Norte Leste S.A.	1,085
98,701		Telenet Group Holding NV	2,813
1,471,599		Telenor ASA	20,558
470,190		Telephone & Data Systems, Inc	15,949
189,472		Telesp Celular Participacoes S.A.	5,929
1,047,514		Television Broadcasts Ltd	5,033
1,868,841		TeliaSonera AB	13,507
335,433		Telkom S.A. Ltd	1,696
6,414,046		Telmex Internacional SAB de CV	5,702
4,835,852		Telstra Corp Ltd	14,867
156,043		TELUS Corp	5,089
392,520		TELUS Corp, non-voting shares	12,291
522,567		Ten Network Holdings Ltd	764
295,115	*,e	Terremark Worldwide, Inc	2,019
8,643		Thrane & Thrane AS	220
736,815		Tim Participacoes S.A.	2,167
1,777,549		Time Warner Cable, Inc	73,573
2,688,030	*	Tiscali S.p.A.	632
521,382	*,e	TiVo, Inc	5,308
23,100		Tokyo Broadcasting System, Inc	325
433,300		Total Access Communication PCL	481
611,027		Turk Telekomunikasyon AS	1,870
60,000		Turkcell Iletisim Hizmet AS (ADR)	1,049
1,003,242		Turkcell Iletisim Hizmet AS	7,116
732		TV Asahi Corp	1,043
5,200		TV Tokyo Corp	101
119,347		TVN S.A.	593
200		Uralsvyazinform (ADR)	1
155,395	*	US Cellular Corp	6,590
195,993	e	USA Mobility, Inc	2,158
134,476	*,e	Usen Corp	75
17,570,434		Verizon Communications, Inc	582,107
25,062	*	Versatel AG.	286
2,900,376	*	Viacom, Inc (Class B)	86,228
361,950		Vimpel-Communications (ADR)	6,729
1,929,036		Vivendi Universal S.A.	57,253
440,037	e	Vodacom Group Pty Ltd	3,361
97,923,188		Vodafone Group plc	226,762
507,777		Vodafone Group plc (ADR)	11,725

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

200		VolgaTelecom (ADR)	$1
2,076,301	e	Windstream Corp	22,819
241,880		ZEE Telefilms Ltd	1,326

		TOTAL COMMUNICATIONS	4,626,621

DEPOSITORY INSTITUTIONS - 8.91%
98,361		1st Source Corp	1,583
1,450,851		77 Bank Ltd	7,719
126,717	e	Abington Bancorp, Inc	873
410,958		ABSA Group Ltd	7,127
938,173		African Bank Investments Ltd	3,776
282,923		Agricultural Bank of Greece	781
9,600		Aichi Bank Ltd	695
1,107,690		Akbank TAS	7,048
230,000		Akita Bank Ltd	903
22,074	e	Alliance Financial Corp	599
1,030,400		Alliance Financial Group BHD	811
1,285,622		Allied Irish Banks plc	2,200
93,872		Alpha Bank S.A.	1,095
33,537	e	Amagerbanken AS	282
29,654	e	American National Bankshares, Inc	649
89,189	e	Ameris Bancorp	639
36,698	e	Ames National Corp	775
4,872,767		AMMB Holdings Berhad	7,090
541,290	*,m	Anglo Irish Bank Corp plc	168
374,000		Aomori Bank Ltd	868
2,446,000		Aozora Bank Ltd	2,600
56,116	e	Arrow Financial Corp	1,403
349,959	e	Associated Banc-Corp	3,853
508,500	e	Astoria Financial Corp	6,321
496,183	*	Asya Katilim Bankasi AS	1,146
40,539		Attijariwafa Bank	1,391
11,628	e	Auburn National Bancorporation, Inc	229
4,032,905		Australia & New Zealand Banking Group Ltd	82,184
251,000	e	Awa Bank Ltd	1,339
494,956	e	Banca Carige S.p.A.	1,321
48,694		Banca Generali SpA	590
21,934		Banca IFIS S.p.A.	230
4,936,293	*	Banca Intesa S.p.A.	22,213
335,754		Banca Intesa S.p.A. RSP	1,125
935,710	e	Banca Monte dei Paschi di Siena S.p.A.	1,636
89,930		Banca Popolare dell’Etruria e del Lazio	508
281,284		Banca Popolare di Milano	1,998
173,165	e	Banca Profilo S.p.A.	163
39,132	e	Bancfirst Corp	1,449
438,651	e	Banche Popolari Unite Scpa	6,288

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,070,873		Banco Bilbao Vizcaya Argentaria S.A.	$55,967
4,717	e	Banco BPI S.A.	14
2,247,850		Banco Bradesco S.A.	46,971
172,942	e	Banco Comercial Portugues S.A.	208
31,288		Banco de Credito e Inversiones	1,045
2,598,100		Banco de Oro Universal Bank	2,188
66,387	e	Banco de Sabadell S.A.	369
15,901	e	Banco de Valencia S.A.	121
76,035		Banco di Desio e della Brianza S.p.A.	456
847,532		Banco do Brasil S.A.	14,458
514,523		Banco do Estado do Rio Grande do Sul	4,344
184,862		Banco Espirito Santo S.A.	1,204
2,848,201		Banco Itau Holding Financeira S.A.	63,295
153,002		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,127
242,145	e	Banco Pastor S.A.	1,692
196,853		Banco Popolare Scarl	1,475
388,789	e	Banco Popular Espanol S.A.	2,856
719,524		Banco Santander Brasil S.A.	9,877
1,505,145		Banco Santander Brasil S.A. (ADR)	20,982
21,836,914		Banco Santander Central Hispano S.A.	360,847
65,484,224		Banco Santander Chile S.A.	3,955
244,868		BanColombia S.A.	2,767
79,591		BanColombia S.A. (ADR)	3,622
172,379		BanColombia S.A. (Preference)	1,941
13,044	e	Bancorp Rhode Island, Inc	335
256,751	e	Bancorpsouth, Inc	6,023
90,500		Bangkok Bank PCL	315
365,800		Bangkok Bank PCL (ADR)	1,273
2,265,000		Bangkok Bank PCL (Foreign Reg)	7,929
278,786		Banif SGPS S.A.	498
29,811		Bank Handlowy w Warszawie S.A.	722
1,252,695	*	Bank Hapoalim Ltd	5,449
1,473,351		Bank Leumi Le-Israel	6,734
263,450		Bank Millennium S.A.	437
267,064		Bank Mutual Corp	1,848
7,180,500		Bank Negara Indonesia PT	1,505
50,677,477		Bank of America Corp	763,202
136,654		Bank of Attica	331
2,293,000		Bank of Ayudhya PCL	1,551
89,589,000		Bank of China Ltd	48,144
9,573,022	e	Bank of Communications Co Ltd	11,010
3,860,247	e	Bank of East Asia Ltd	15,165
205,033	e	Bank of Hawaii Corp	9,649
1,564,707	*	Bank of Ireland	2,961
27,900	e	Bank of Iwate Ltd	1,540
15,334	e	Bank of Kentucky Financial Corp	288

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,333,519		Bank of Kyoto Ltd	$10,778
27,997		Bank of Marin Bancorp	912
1,001,840		Bank of Montreal	53,500
192,000		Bank of Nagoya Ltd	693
4,537,515		Bank of New York Mellon Corp	126,914
1,711,583	e	Bank of NOVA Scotia	80,551
73,100		Bank of Okinawa Ltd	2,689
287,600	e	Bank of Queensland Ltd	2,961
173,000		Bank of Saga Ltd	504
76,416	e	Bank of the Ozarks, Inc	2,237
1,578,780		Bank of the Philippine Islands	1,631
232,100		Bank of the Ryukyus Ltd	2,654
2,807,908		Bank of Yokohama Ltd	12,803
6,758,000		Bank Rakyat Indonesia	5,432
40,004		Bank Sarasin & Compagnie AG.	1,510
23,202		Bank Zachodni WBK S.A.	1,528
115,703	e	BankFinancial Corp	1,145
414,458		Bankinter S.A.	4,270
141,656	e	Banner Corp	380
5,773		Banque Cantonale Vaudoise	2,286
3,517		Banque Marocaine du Commerce Exterieur	118
15,856	e	Bar Harbor Bankshares	435
22,835,230		Barclays plc	100,623
7,374		Basler Kantonalbank	852
3,000,173	e	BB&T Corp	76,114
320,405	e	Bendigo Bank Ltd	2,812
180,978	*	Beneficial Mutual Bancorp, Inc	1,781
76,490		Berkshire Hills Bancorp, Inc	1,582
106,836		BinckBank NV	1,914
2,223,577	e	BNP Paribas	176,370
5,995,575		BOC Hong Kong Holdings Ltd	13,470
64,105	e	BOK Financial Corp	3,046
374,188	e	Boston Private Financial Holdings, Inc	2,159
9,728	*	BRE Bank S.A.	878
30,819		Bridge Bancorp, Inc	741
302,875	e	Brookline Bancorp, Inc	3,001
4,584	e	Brooklyn Federal Bancorp, Inc	46
40,687	e	Bryn Mawr Bank Corp	614
2,856,548		Bumiputra-Commerce Holdings BHD	10,689
105,045		Caja de Ahorros del Mediterraneo	880
49,357	e	Camden National Corp	1,614
466,965	e	Canadian Imperial Bank of Commerce/Canada	30,429
89,276		Canadian Western Bank	1,873
67,775	e	Capital City Bank Group, Inc	938
68,338	e	Capitol Federal Financial	2,150
153,354		Cardinal Financial Corp	1,340

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,659	e	Cass Information Systems, Inc	$1,266
8,491,316		Cathay Financial Holding Co Ltd	15,809
287,454	e	Cathay General Bancorp	2,170
58,597	e	Center Bancorp, Inc	523
64,804	e	Centerstate Banks of Florida, Inc	654
238,159	*,e	Central Pacific Financial Corp	312
13,940		Century Bancorp, Inc	307
5,963,000		Chang Hwa Commercial Bank	2,833
118,475	e	Chemical Financial Corp	2,794
4,259	e	Cheviot Financial Corp	31
2,452,938		Chiba Bank Ltd	14,671
44,400	*	Chiba Kogyo Bank Ltd	336
32,015	*,e	Chicopee Bancorp, Inc	400
10,738,855		China Citic Bank	9,090
69,291,291		China Construction Bank	59,185
11,556,374		China Development Financial Holding Corp	3,531
5,419,350	e	China Merchants Bank Co Ltd	14,101
2,285,000	*,e	China Minsheng Banking Corp Ltd	2,570
11,774,089		Chinatrust Financial Holding Co	7,320
136,000		Chong Hing Bank Ltd	264
127,000	e	Chugoku Bank Ltd	1,575
155,000		Chukyo Bank Ltd	461
122,231,642		Citigroup, Inc	404,586
50,003		Citizens & Northern Corp	477
19,631	e	Citizens Holding Co	440
2,035,859	*,e	Citizens Republic Bancorp, Inc	1,405
90,653	e	City Holding Co	2,931
130,546	e	City National Corp	5,953
46,275	e	Clifton Savings Bancorp, Inc	434
43,120		CNB Financial Corp	689
146,310		CoBiz, Inc	695
133,845	e	Columbia Banking System, Inc	2,166
44,126		Comdirect Bank AG.	419
517,855		Comerica, Inc	15,313
194,106		Commerce Bancshares, Inc	7,516
319,096		Commercial International Bank	3,171
84,159	e	Commerzbank AG.	706
1,784,215		Commonwealth Bank of Australia	87,109
189,016	e	Community Bank System, Inc	3,650
89,872	e	Community Trust Bancorp, Inc	2,197
4,987		Credicorp Ltd	381
76,900		Credicorp Ltd (NY)	5,923
1,433,691	e	Credit Agricole S.A.	25,161
106,935		Credito Emiliano S.p.A.	824
161,042	e	Cullen/Frost Bankers, Inc	8,052
462,478	e	CVB Financial Corp	3,996

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

151,420		Daegu Bank	$2,228
568,400		Dah Sing Banking Group Ltd	844
187,600		Dah Sing Financial Holdings Ltd	1,034
563,000		Daishi Bank Ltd	1,881
77,641		Danske Bank AS	1,743
3,861,657		DBS Group Holdings Ltd	41,980
205,757		Deutsche Bank AG.	14,549
6,446	*,e	Deutsche Postbank AG.	211
234,406	e	Dexia	1,476
159,860	e	Dime Community Bancshares	1,874
715,029		DNB NOR Holding ASA	7,719
116,306	*	Dollar Financial Corp	2,752
4,102,020		E.Sun Financial Holding Co Ltd	1,709
58,010	*	Eagle Bancorp, Inc	607
506,637		East West Bancorp, Inc	8,005
636,572		EFG Eurobank Ergasias S.A.	7,114
64,161		EFG International	880
189,000		Ehime Bank Ltd	536
295,000		Eighteenth Bank Ltd	876
23,912		Enterprise Bancorp, Inc	262
59,180	e	Enterprise Financial Services Corp	456
12,824	e	Erste Bank der Oesterreichischen Sparkassen AG.	477
44,755	e	ESB Financial Corp	592
98,646		ESSA Bancorp, Inc	1,154
233,041	*	Euronet Worldwide, Inc	5,115
37,808	e	Farmers Capital Bank Corp	386
256,200	*	FIDEA Holdings Co Ltd	446
3,801,291		Fifth Third Bancorp	37,063
55,169	e	Financial Institutions, Inc	650
4,960	e,m	Fionia Bank AS	31
92,549	e	First Bancorp (NC)	1,293
559,145		First Bancorp (Puerto Rico)	1,286
53,780	e	First Bancorp, Inc	829
202,274		First Busey Corp	787
9,184	*,e	First California Financial Group, Inc	25
21,261		First Citizens Bancshares, Inc (Class A)	3,487
497,425	e	First Commonwealth Financial Corp	2,313
56,321	e	First Community Bancshares, Inc	679
55,890	e	First Defiance Financial Corp	631
268,685	e	First Financial Bancorp	3,912
112,522	e	First Financial Bankshares, Inc	6,102
63,542	e	First Financial Corp	1,939
96,057	e	First Financial Holdings, Inc	1,248
107,295	e	First Financial Northwest, Inc	703
19,058	e	First Financial Service Corp	173
1,068,663	*,e	First Horizon National Corp	14,320

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

136,879	e	First Merchants Corp	$813
303,448	e	First Midwest Bancorp, Inc	3,305
701,505		First Niagara Financial Group, Inc	9,758
27,125	e	First of Long Island Corp	685
47,048	e	First South Bancorp, Inc	485
471,827	e	FirstMerit Corp	9,503
4,129,718	e	FirstRand Ltd	10,219
420,655	*,e	Flagstar Bancorp, Inc	252
158,778		Flushing Financial Corp	1,788
637,968	e	FNB Corp	4,332
3,543,639	*	Fortis	13,117
27,421	*,e	Fox Chase Bancorp, Inc	261
2,066,000		Fubon Bank Hong Kong Ltd	961
7,760,364		Fubon Financial Holding Co Ltd	9,541
12,221,587		Fuhwa Financial Holdings Co Ltd	8,943
416,000		Fukui Bank Ltd	1,340
1,614,905		Fukuoka Financial Group, Inc	5,628
247,000		Fukushima Bank Ltd	139
739,095	e	Fulton Financial Corp	6,445
256,155	*	Geniki Bank	285
54,603	e	German American Bancorp, Inc	887
351,958	e	Glacier Bancorp, Inc	4,829
61,712	e	Great Southern Bancorp, Inc	1,318
225,021		Greek Postal Savings Bank	1,414
1,740,303	e	Grupo Financiero Banorte S.A. de C.V.	6,364
802,302		Grupo Financiero Inbursa S.A.	2,338
384,829	*,e	Guaranty Bancorp	508
353,974		Gunma Bank Ltd	1,810
102,500		Hachijuni Bank Ltd	598
128,210	e	Hampton Roads Bankshares, Inc	222
155,023	e	Hancock Holding Co	6,788
725,475		Hang Seng Bank Ltd	10,673
3,080	*,e	Hanmi Financial Corp	4
235,195	e	Harleysville National Corp	1,515
366,095		HDFC Bank Ltd	13,340
89,048	e	Heartland Financial USA, Inc	1,278
26,833	*,e	Heritage Financial Corp	370
2,967	e	Heritage Financial Group	22
167,000		Higashi-Nippon Bank Ltd	321
367,000		Higo Bank Ltd	2,045
86,132	e	Hiroshima Bank Ltd	332
379,000		Hokkoku Bank Ltd	1,356
405,000	e	Hokuetsu Bank Ltd	639
2,404,539		Hokuhoku Financial Group, Inc	4,916
41,962	*,e	Home Bancorp, Inc	512
85,724	e	Home Bancshares, Inc	2,063

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

57,469		Home Capital Group, Inc	$2,300
82,266	e	Home Federal Bancorp, Inc	1,095
573,600		Hong Leong Bank BHD	1,359
307,912		Hong Leong Credit BHD	669
20,942		HQ AB	346
29,892,864		HSBC Holdings plc	341,027
92,000		HSBC Holdings plc (Hong Kong)	1,046
4,073,339		Hua Nan Financial Holdings Co Ltd	2,554
3,123,446		Hudson City Bancorp, Inc	42,885
14,744,848	e	Huntington Bancshares, Inc	53,819
294,000		Hyakugo Bank Ltd	1,300
291,000		Hyakujushi Bank Ltd	1,022
117,474	e	IBERIABANK Corp	6,321
1,047,827		ICICI Bank Ltd	19,636
50,525		ICICI Bank Ltd (ADR)	1,905
120,566	e	Independent Bank Corp	2,519
68,825,000		Industrial & Commercial Bank of China	56,682
260,750	*	Industrial Bank Of Korea	3,124
200	*,b	IndyMac Bancorp, Inc	0	^
2,919		ING Bank Slaski S.A.	790
8,742,611	*	ING Groep NV	84,195
280,607		International Bancshares Corp	5,312
259,381		Investec Ltd	1,863
1,416,764		Investec plc	9,680
329,193	*,e	Investors Bancorp, Inc	3,601
1,663,107		Israel Discount Bank Ltd	3,923
70,683	e	Iyo Bank Ltd	575
533,778		Joyo Bank Ltd	2,145
23,436,748		JPMorgan Chase & Co	976,608
1,246,681		Julius Baer Group Ltd	43,844
1,623,180		Julius Baer Holding AG.	19,655
611,000		Juroku Bank Ltd	2,231
96,960	*	Jyske Bank	3,761
81,000		Kagawa Bank Ltd	279
228,000		Kagoshima Bank Ltd	1,596
238,000		Kansai Urban Banking Corp	334
67,200	e	Kanto Tsukuba Bank Ltd	201
21,580		KAS Bank NV	435
493,500		Kasikornbank PCL	1,258
2,262,600		Kasikornbank PCL (Foreign)	5,895
91,913	e	Kearny Financial Corp	926
453,000		Keiyo Bank Ltd	2,015
4,834	e	Kentucky First Federal Bancorp	53
2,672,276		Keycorp	14,831
6,168	e	K-Fed Bancorp	54
832,000		Kiyo Holdings, Inc	1,002

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,523		Komercni Banka A.S.	$3,969
718,550		Korea Exchange Bank	8,919
198,078		Kotak Mahindra Bank Ltd	3,413
6,984,000		Krung Thai Bank PCL	2,061
124,005	e	Lakeland Bancorp, Inc	792
76,846		Lakeland Financial Corp	1,326
35,959	e	Laurentian Bank of Canada	1,470
34,396	e	Legacy Bancorp, Inc	339
22,924		Liechtenstein Landesbank	1,515
4,963,725		Lloyds TSB Group plc	3,994
231,955	e	M&T Bank Corp	15,515
118,231	e	MainSource Financial Group, Inc	565
4,493,150		Malayan Banking BHD	8,974
817,631		Marfin Popular Bank Public Co Ltd	2,653
2,062,213		Marshall & Ilsley Corp	11,239
278,376	e	MB Financial, Inc	5,490
696,031		Mediobanca S.p.A.	8,269
9,960,360		Mega Financial Holding Co Ltd	5,738
23,881	e	Merchants Bancshares, Inc	541
56,818	*,e	Meridian Interstate Bancorp, Inc	494
1,979,400		Metropolitan Bank & Trust	1,916
158,000		Michinoku Bank Ltd	285
22,478		Midsouth Bancorp, Inc	312
110,000	e	Mie Bank Ltd	297
358,000		Minato Bank Ltd	397
22,773,246		Mitsubishi UFJ Financial Group, Inc	112,176
3,728,945		Mitsui Trust Holdings, Inc	12,562
232,000	e	Miyazaki Bank Ltd	661
151,157		Mizrahi Tefahot Bank Ltd	1,380
8,703,400		Mizuho Financial Group, Inc	15,651
567,655	e	Mizuho Trust & Banking Co Ltd	530
43,000		Musashino Bank Ltd	1,020
434,000	e	Nanto Bank Ltd	2,344
181,342		Nara Bancorp, Inc	2,056
20,363	e	NASB Financial, Inc	474
4,762,588		National Australia Bank Ltd	116,227
211,080	e	National Bank of Canada	12,158
2,566,859		National Bank of Greece S.A.	65,947
34,138		National Bankshares, Inc	966
651,090	e	National Penn Bancshares, Inc	3,770
64,168	e	Natixis	320
201,325	e	NBT Bancorp, Inc	4,101
367,672		Nedbank Group Ltd	6,179
152,414	*	Net 1 UEPS Technologies, Inc	2,960
1,266,977		New York Community Bancorp, Inc	18,384
585,116	e	NewAlliance Bancshares, Inc	7,027

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,555,854		Nishi-Nippon City Bank Ltd	$3,810
1,915,002		Nordea Bank AB	19,403
29,334	e	Northeast Community Bancorp, Inc	193
22,377	*	Northern Rock PLC	0	^
783,384		Northern Trust Corp	41,049
109,227	e	Northfield Bancorp, Inc	1,477
30,356	e	Northrim BanCorp, Inc	512
240,605	e	Northwest Bancshares, Inc	2,724
8,859	e	Norwood Financial Corp	253
57,593	e	OceanFirst Financial Corp	651
452,000	e	Ogaki Kyoritsu Bank Ltd	1,425
19,842	e	Ohio Valley Banc Corp	437
327,000		Oita Bank Ltd	1,176
37,939		OKO Bank (Class A)	409
496,926	e	Old National Bancorp	6,177
3,090	e	Old Point Financial Corp	48
93,268	e	Old Second Bancorp, Inc	643
155,662		Oriental Financial Group, Inc	1,681
65,580	e	Oritani Financial Corp	900
25,170	e	Orrstown Financial Services, Inc	878
386,499	*,e	OTP Bank Rt	11,073
5,690,730		Oversea-Chinese Banking Corp	36,643
231,600	e	Pacific Capital Bancorp	222
75,111	e	Pacific Continental Corp	859
142,991	e	PacWest Bancorp	2,881
64,663	e	Park National Corp	3,807
86,451		PayPoint plc	610
49,412	e	Peapack Gladstone Financial Corp	627
18,828	e	Penns Woods Bancorp, Inc	611
35,077	*	Pennsylvania Commerce Bancorp, Inc	441
67,693	e	Peoples Bancorp, Inc	655
18,074	e	Peoples Financial Corp	367
1,600,130		People’s United Financial, Inc	26,722
283,679		Piccolo Credito Valtellinese Scarl	2,280
185,780	*,e	Pinnacle Financial Partners, Inc	2,642
47,507		Piraeus Bank S.A.	545
2,259,684		PNC Financial Services Group, Inc	119,289
1,956,056		Popular, Inc	4,421
4,412		Porter Bancorp, Inc	66
896,462		Powszechna Kasa Oszczednosci Bank Polski S.A.	11,827
119,438	e	Premierwest Bancorp	170
291,613		PrivateBancorp, Inc	2,616
260,773	e	Prosperity Bancshares, Inc	10,553
340,989	e	Provident Financial Services, Inc	3,632
195,312	e	Provident New York Bancorp	1,648
6,457		Prudential Bancorp, Inc of Pennsylvania	61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,399,500		PT Bank Central Asia Tbk	$7,882
5,074,093		PT Bank Danamon Indonesia Tbk	2,429
10,569,500		PT Bank Mandiri Persero Tbk	5,209
1,263,305		Public Bank BHD (Foreign)	4,153
38,900		Public Bank BHD	128
252,377		Pusan Bank	3,011
5,297		Qc Holdings, Inc	25
248,429	e	Raiffeisen International Bank Holding AG.	13,879
8,556,932		Regions Financial Corp	45,266
122,316	e	Renasant Corp	1,663
69,417	e	Republic Bancorp, Inc (Class A)	1,430
35,984	*,e	Republic First Bancorp, Inc	154
132,100		Resona Holdings, Inc	1,342
904,700		RHB Capital BHD	1,396
52,348	e	Rockville Financial, Inc	550
43,330	e	Roma Financial Corp	536
5,200	b,m	Roskilde Bank	0	^
135,601		Royal Bank of Canada	7,261
2,155,666	e	Royal Bank of Canada (Toronto)	116,250
6,781,301	*	Royal Bank of Scotland Group plc	3,148
130,770	e	S&T Bancorp, Inc	2,224
58,454	e	S.Y. Bancorp, Inc	1,248
100,908	e	Sandy Spring Bancorp, Inc	897
275,000		San-In Godo Bank Ltd	2,142
48,475	*,e	Santander BanCorp	595
755,900	*	Sapporo Hokuyo Holdings, Inc	2,744
119,651	e,f	Sberbank (GDR)	32,728
69,322	e	SCBT Financial Corp	1,920
287,400	*,e	Senshu Ikeda Holdings, Inc	1,049
1,767		SEVEN BANK Ltd	3,528
282,000	e	Shiga Bank Ltd	1,593
218,000	e	Shikoku Bank Ltd	694
9,600		Shimizu Bank Ltd	390
6,956,270		Shin Kong Financial Holding Co Ltd	2,882
430,126	*,e	Shinsei Bank Ltd	469
716,234		Shizuoka Bank Ltd	6,235
51,971	e	Shore Bancshares, Inc	752
2,859,600		Siam Commercial Bank PCL	7,442
41,006	e	Sierra Bancorp	313
260,074	*	Signature Bank	8,296
87,388	e	Simmons First National Corp (Class A)	2,429
6,703,947		SinoPac Financial Holdings Co Ltd	2,686
173,051		Skandinaviska Enskilda Banken AB (Class A)	1,070
73,713	e	Smithtown Bancorp, Inc	439
2,198,496	e	Societe Generale	152,751
906,051		South Financial Group, Inc	584

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

77,819		Southside Bancshares, Inc	$1,527
92,007		Southwest Bancorp, Inc	639
114,760	e	Sparebanken Midt-Norge	1,064
4,760		St Galler Kantonalbank	2,132
1,491,169		Standard Bank Group Ltd	20,481
1,872,082		Standard Chartered plc	47,262
122,231		Standard Chartered plc (Hong Kong)	3,034
84,189	e	State Bancorp, Inc	599
43,848		State Bank of India Ltd	2,131
36,220	f	State Bank of India Ltd (GDR)	3,564
4,437,690		State Street Corp	193,217
132,487	e	StellarOne Corp	1,320
129,545	e	Sterling Bancorp	925
470,966	e	Sterling Bancshares, Inc	2,416
278,472	e	Sterling Financial Corp	173
49,857	e	Suffolk Bancorp	1,481
1,148,810	e	Sumitomo Mitsui Financial Group, Inc	32,966
2,621,658		Sumitomo Trust & Banking Co Ltd	12,872
102,180	*,e	Sun Bancorp, Inc	383
2,483,569		Suncorp-Metway Ltd	19,228
2,032,679		SunTrust Banks, Inc	41,243
252,969	e	Suruga Bank Ltd	2,204
489,685	e	Susquehanna Bancshares, Inc	2,884
247,166	*,e	SVB Financial Group	10,304
939,098		Svenska Handelsbanken (A Shares)	26,755
196,230		Swedbank AB (A Shares)	1,932
92,262		Sydbank AS	2,350
1,199,757	e	Synovus Financial Corp	2,460
4,708,000		Taishin Financial Holdings Co Ltd	1,846
2,249,000	*	Taiwan Business Bank	583
3,494,655	e	TCF Financial Corp	47,597
70,650	*	Territorial Bancorp, Inc	1,275
185,782	*	Texas Capital Bancshares, Inc	2,594
271,593	e	TFS Financial Corp	3,297
74,627	*	The Bancorp, Inc	512
15,301,400	*	TMB Bank PCL	569
114,000		Tochigi Bank Ltd	486
456,000		Toho Bank Ltd	1,379
87,000	e	Tokushima Bank Ltd	305
66,300		Tokyo Tomin Bank Ltd	902
49,944	e	Tompkins Trustco, Inc	2,023
1,612,483	e	Toronto-Dominion Bank	101,697
286,000	*,e	Towa Bank Ltd	192
17,711	e	Tower Bancorp, Inc	405
117,522	e	TowneBank	1,373
75,795	e	Trico Bancshares	1,262
552,081	e	Trustco Bank Corp NY	3,478
351,540	e	Trustmark Corp	7,924

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,093,628		Turkiye Garanti Bankasi AS	$13,179
476,471		Turkiye Halk Bankasi AS	3,814
1,853,137		Turkiye Is Bankasi (Series C)	7,825
1,158,783		Turkiye Vakiflar Bankasi Tao	3,324
190,000	*	UBS A.G.	2,947
11,094,523	*	UBS A.G. (Switzerland)	172,766
183,944	e	UMB Financial Corp	7,238
491,751	e	Umpqua Holdings Corp	6,594
18,309,085	*	UniCredito Italiano S.p.A	61,221
89,397		Union Bankshares Corp	1,108
216,366	e	United Bankshares, Inc	4,321
438,244		United Community Banks, Inc	1,486
108,043	e	United Financial Bancorp, Inc	1,416
1,480,312		United Overseas Bank Ltd	20,606
30,386	e	United Security Bancshares	521
82,474	e	Univest Corp of Pennsylvania	1,446
13,469,734		US Bancorp	303,203
270,567		UTI Bank Ltd	5,714
447,542	e	Valley National Bancorp	6,324
6,946		Verwalt & Privat-Bank AG.	682
50,761	e	ViewPoint Financial Group	731
42,549		Vontobel Holding AG.	1,212
1,047,925	e,f	VTB Bank OJSC (GDR)	4,893
45,964		Washington Banking Co	549
336,928	e	Washington Federal, Inc	6,516
75,440	e	Washington Trust Bancorp, Inc	1,175
113,955		Waterland Financial Holdings	37
55,164	*,e	Waterstone Financial, Inc	113
390,717	e	Webster Financial Corp	4,638
30,222,607		Wells Fargo & Co	815,707
144,749	e	WesBanco, Inc	1,786
102,036	e	West Bancorporation, Inc	503
147,363	e	Westamerica Bancorporation	8,159
284,476	*	Western Alliance Bancorp	1,075
5,713,414		Western Union Co	107,698
164,584		Westfield Financial, Inc	1,358
3,391,096		Westpac Banking Corp	76,601
298,201	e	Whitney Holding Corp	2,717
27,153	e	Wilber Corp	196
219,352	e	Wilmington Trust Corp	2,707
116,321	e	Wilshire Bancorp, Inc	953
126,617		Wing Hang Bank Ltd	1,178
130,859	e	Wintrust Financial Corp	4,029
395,890	*	Woori Finance Holdings Co Ltd	4,686
44,315	e	WSFS Financial Corp	1,136
18,800		Yachiyo Bank Ltd	425

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,657	e	Yadkin Valley Financial Corp	$273
183,000		Yamagata Bank Ltd	860
422,691		Yamaguchi Financial Group, Inc	3,924
178,000		Yamanashi Chuo Bank Ltd	711
1,024,988	*	Yapi ve Kredi Bankasi	2,258
442,717	e	Zions Bancorporation	5,680

		TOTAL DEPOSITORY INSTITUTIONS	8,782,678

EATING AND DRINKING PLACES - 0.80%
157,234	*	AFC Enterprises	1,283
1,426,733		Ajisen China Holdings Ltd	1,219
4,943		Autogrill S.p.A.	62
60,847	*,e	Benihana, Inc	231
92,544	*,e	BJ’s Restaurants, Inc	1,742
164,554		Bob Evans Farms, Inc	4,764
2,466,348		Brinker International, Inc	36,798
88,216	*,e	Buffalo Wild Wings, Inc	3,552
321,368	e	Burger King Holdings, Inc	6,048
312,000		Cafe de Coral Holdings Ltd	713
98,453	*,e	California Pizza Kitchen, Inc	1,324
54,053	*	Carrols Restaurant Group, Inc	382
152,596		CBRL Group, Inc	5,797
111,696	*,e	CEC Entertainment, Inc	3,565
367,115	*,e	Cheesecake Factory	7,926
98,811	*	Chipotle Mexican Grill, Inc (Class A)	8,711
250,312		CKE Restaurants, Inc	2,118
48,500	e	Colowide Co Ltd	313
15,808,654		Compass Group plc	113,136
10,600		Daisyo Corp	141
636,282		Darden Restaurants, Inc	22,314
655,492	*	Denny’s Corp	1,436
13,791	*	Diedrich Coffee, Inc	481
87,462	*,e	DineEquity, Inc	2,124
226,911	*,e	Domino’s Pizza, Inc	1,902
8,762	*,e	Einstein Noah Restaurant Group, Inc	86
1,598,247		Enterprise Inns plc	2,395
49,700		Formosa International Hotels Corp	635
10,761	e	Frisch’s Restaurants, Inc	257
372,925		Greene King plc	2,454
8,749		Ibersol SGPS S.A.	115
8,000		Ichibanya Co Ltd	184
284,488	*	Jack in the Box, Inc	5,596
408,800		Jollibee Foods Corp	484
20,950		Kappa Create Co Ltd	455
5,000		Kentucky Fried Chicken Japan Ltd	88
21,100	e	Kisoji Co Ltd	441

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

445,170	*,e	Krispy Kreme Doughnuts, Inc	$1,313
65	*	Kura Corp	173
35,005	*,e	Landry’s Restaurants, Inc	745
118,812	*,e	Luby’s, Inc	437
1,166,470		Marston’s plc	1,651
17,200	*	Matsuya Foods Co Ltd	243
89,513	*,e	McCormick & Schmick’s Seafood Restaurants, Inc	623
5,279,963		McDonald’s Corp	329,682
48,000	e	McDonald’s Holdings Co Japan Ltd	918
363,930	*	Mitchells & Butlers plc	1,451
40,900		MOS Food Services, Inc	649
101,868	*,e	O’Charleys, Inc	667
111,140		Onex Corp	2,508
165,712	*	Papa John’s International, Inc	3,871
142,553	*,e	PF Chang’s China Bistro, Inc	5,404
25,000		Plenus Co Ltd	339
762,604	*	Punch Taverns plc	833
91,675	*,e	Red Robin Gourmet Burgers, Inc	1,641
616,360		Restaurant Group plc	1,851
16,400	*	Ringer Hut Co Ltd	209
30,600		Royal Holdings Co Ltd	313
367,331	*,e	Ruby Tuesday, Inc	2,645
99,193	*,e	Ruth’s Chris Steak House, Inc	207
35,900	e	Saizeriya Co Ltd	589
6,923		Sodexho Alliance S.A.	394
305,533	*,e	Sonic Corp	3,077
9,300	*,e	St Marc Holdings Co Ltd	254
544		Starbucks Coffee Japan Ltd	222
4,155,293	*	Starbucks Corp	95,821
6,625	*,e	Steak N Shake Co	2,147
247,036	*,e	Texas Roadhouse, Inc (Class A)	2,774
189,669	*	Tim Hortons, Inc	5,827
98	*,e	Toridoll.corp	168
26,100	e	WATAMI Co Ltd	470
2,834,560		Wendy’s/Arby’s Group, Inc (Class A)	13,294
138,970	e	Wetherspoon (J.D.) PLC	950
8,455		Whitbread plc	192
780	e	Yoshinoya D&C Co Ltd	838
1,858,891		Yum! Brands, Inc	65,005
99,500	e	Zensho Co Ltd	690

		TOTAL EATING AND DRINKING PLACES	792,357

EDUCATIONAL SERVICES - 0.17%
1,299,039	e,m	ABC Learning Centres Ltd	630
9,799	*	Academedia AB	177
122,888	*,e	American Public Education, Inc	4,222

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,034,104	*	Apollo Group, Inc (Class A)	$62,647
13,300	*	Archipelago Learning, Inc	275
124,517		Benesse Corp	5,206
68,851	*,e	Bridgepoint Education, Inc	1,034
276,704		CAE, Inc	2,320
573,541	*,e	Career Education Corp	13,369
133,783	*	ChinaCast Education Corp	1,011
524,433	*,e	Corinthian Colleges, Inc	7,221
452,577		DeVry, Inc	25,676
67,900	*,e	Education Management Corp	1,494
72,557	*,e	Grand Canyon Education, Inc	1,379
211,593	*,e	ITT Educational Services, Inc	20,305
115,274	*	K12, Inc	2,337
46,609	*,e	Learning Tree International, Inc	557
43,297	*,e	Lincoln Educational Services Corp	938
77,434	*	Princeton Review, Inc	314
1,651,000		Raffles Education Corp Ltd	473
51,886	e	Strayer Education, Inc	11,025
93,660	*	Universal Technical Institute, Inc	1,892
82,735		UP, Inc	444
335,000		YBM Sisa.com, Inc	2,333

		TOTAL EDUCATIONAL SERVICES	167,279

ELECTRIC, GAS, AND SANITARY SERVICES - 4.23%
4,928,387		A2A S.p.A.	10,340
885,267	e	ACEA S.p.A.	9,489
47,648		Actelios S.p.A.	246
5,141,218	*	AES Corp	68,430
3,429,691		AES Gener S.A.	1,548
120,300		AES Tiete S.A.	1,382
959,407	e	AGL Energy Ltd	12,059
238,374		AGL Resources, Inc	8,693
114,525		Algonquin Power & Utilities Corp	448
2,595,194		Allegheny Energy, Inc	60,935
140,341	e	Allete, Inc	4,586
396,046		Alliant Energy Corp	11,984
703,251		Ameren Corp	19,656
83,770	e	American Ecology Corp	1,427
2,813,275		American Electric Power Co, Inc	97,874
90,679		American States Water Co	3,211
472,346		American Water Works Co, Inc	10,585
400,599	e	Aqua America, Inc	7,014
30,432	e	Artesian Resources Corp	557
87,892		Ascopiave S.p.A.	190
91,580		Atco Ltd	4,043
364,963		Atmos Energy Corp	10,730

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

320,559		Avista Corp	$6,921
386	*	Beacon Power Corp	0	^
20,534,500	*	Beijing Enterprises Water Group Ltd	6,814
146,361	e	BFI Canada Ltd	2,362
679		Bkw Fmb Energie AG	53
237,499	e	Black Hills Corp	6,325
26,502		Boralex Power, Income Fund	104
44,695	*	Boralex, Inc	415
122,048		California Water Service Group	4,494
1,513,133	*	Calpine Corp	16,644
202,140		Canadian Utilities Ltd	8,456
27,200		Capital Power Corp	556
6,396,117		Centerpoint Energy, Inc	92,808
296,081		Centrais Eletricas Brasileiras S.A.	6,180
270,317		Centrais Eletricas Brasileiras S.A. (Preference)	4,925
72,553		Central Vermont Public Service Corp	1,509
21,510,040		Centrica plc	97,431
71,143	*,e	Ceres Power Holdings plc	183
247,992		CEZ	11,644
103,539	e	CH Energy Group, Inc	4,402
25,258		Chemtrade Logistics Income Fund	266
53,232	e	Chesapeake Utilities Corp	1,706
5,872,000		China Resources Gas Group Ltd	8,544
4,088,489		China Resources Power Holdings Co	8,099
3,377,848		China Water Affairs Group Ltd	1,338
558,920		Chubu Electric Power Co, Inc	13,333
337,182		Chugoku Electric Power Co, Inc	6,440
41,800		Cia de Transmissao de Energia Electrica Paulista	1,242
494,429		CIR-Compagnie Industriali Riunite S.p.A.	1,285
175,389	*,e	Clean Energy Fuels Corp	2,703
102,071	*	Clean Harbors, Inc	6,084
305,231	e	Cleco Corp	8,342
218,820		CLP Holdings Ltd	1,481
1,564,040	e	CMS Energy Corp	24,493
449,455		Cofide S.p.A.	427
8,771,407		Colbun S.A.	2,238
		Companhia de Saneamento Basico do Estado de Sao
155,495		Paulo	3,071
443,429		Companhia Energetica de Minas Gerais	8,048
222,588		Companhia Energetica de Sao Paulo (Class B)	3,072
135,202		Companhia Paranaense de Energia	2,876
49,221	e	Connecticut Water Service, Inc	1,219
984,502		Consolidated Edison, Inc	44,726
76,424	e	Consolidated Water Co, Inc	1,092
2,296,540		Constellation Energy Group, Inc	80,769
2,804,129		Contact Energy Ltd	12,484
485,878	*,e	Covanta Holding Corp	8,790

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

121,470		CPFL Energia S.A.	$2,464
209,070		Crosstex Energy, Inc	1,265
4,855,000	e	Datang International Power Generation Co Ltd	2,075
992,955		Dogan Sirketler Grubu Holdings	690
1,942,465		Dominion Resources, Inc	75,601
347,212		DPL, Inc	9,583
1,002,243		Drax Group plc	6,682
830,358		DTE Energy Co	36,195
2,945,024		DUET Group	4,723
4,998,443		Duke Energy Corp	86,023
1,830,286	*	Dynegy, Inc (Class A)	3,313
1,698,470		E.ON AG.	71,292
1,519,084		Edison International	52,834
215,292		EDP - Energias do Brasil S.A.	4,149
329,507	*	EDP Renovaveis S.A.	3,124
2,467,892		El Paso Corp	24,259
256,337	*	El Paso Electric Co	5,199
111,486		Electric Power Development Co	3,170
208,686		Electricite de France	12,403
211,902		Eletropaulo Metropolitana de Sao Paulo S.A.	4,199
43,831		ElSwedy Cables Holding Co	540
163,819	e	Empire District Electric Co	3,068
5,131,431		Empresa Nacional de Electricidad S.A.	8,696
8,664		Enagas	192
827,163		Enbridge, Inc	38,461
5,566,796	e	Enel S.p.A.	32,228
606,475		Energen Corp	28,383
18,447,136		Energias de Portugal S.A.	82,128
1,030,648	e	Energy Developments Ltd	2,502
74,425		Energy Savings Income Fund	1,026
838,111	*,e	Energy World Corp Ltd	296
495,022		EnergySolutions, Inc	4,203
63,564	*,e	EnerNOC, Inc	1,932
23,626,828		Enersis S.A.	10,779
133,699		Enia S.p.A.	1,016
274,925		Enka Insaat ve Sanayi AS	1,274
1,027,239		Entergy Corp	84,069
1,625,746		Envestra Ltd	740
4,784,569		Exelon Corp	233,821
191,512		Fersa Energias Renovables S.A.	608
1,615,305		FirstEnergy Corp	75,031
246,678	e	Fortis, Inc	6,765
5,573,031		Fortum Oyj	151,193
1,849,350		FPL Group, Inc	97,683
1,538,011	e	Gas Natural SDG S.A.	33,152
2,733		Gas Plus	24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,739,793	e	Gaz de France	$75,370
225,097	*	Geodynamics Ltd	168
2,520,400		Glow Energy PCL	2,491
32,864		Great Lakes Hydro Income Fund	603
411,098		Great Plains Energy, Inc	7,971
54,153	*	Greentech Energy Systems	248
8,234,000		Guangdong Investments Ltd	4,785
19,950		Hafslund ASA (B shares)	235
366,924	e	Hastie Group Ltd	621
665,344		Hastings Diversified Utilities Fund	651
287,487	e	Hawaiian Electric Industries, Inc	6,008
1,091,795	e	Hera S.p.A.	2,530
3,813	*	Heritage-Crystal Clean, Inc	40
203,370		Hokkaido Electric Power Co, Inc	3,689
444,900	e	Hokuriku Electric Power Co	9,714
2,529,781		Hong Kong & China Gas Ltd	6,345
2,167,152		Hong Kong Electric Holdings Ltd	11,805
4,300,000	e	Huaneng Power International, Inc	2,408
261,618		Hunting PLC	2,451
674,970		Iberdrola Renovables	3,214
1,186,291	e	Iberdrola S.A.	11,368
234,726		Idacorp, Inc	7,499
17,975		Innergex Power Income Fund	177
329,174	e	Integrys Energy Group, Inc	13,822
325,179		Interconexion Electrica S.A.	2,061
700	m	Interconexion Electrica S.A.(ADR)	100
8,617,781		International Power plc	42,942
368,727	e	Iride S.p.A.	702
150,695		ITC Holdings Corp	7,850
363,000		Iwatani International Corp	1,040
138	e	Japan Wind Development Co Ltd	379
1,684,686		Kansai Electric Power Co, Inc	38,018
65,948		Keyera Facilities Income Fund	1,543
577,612	*	KOC Holding AS	1,714
377,747	*	Korea Electric Power Corp	11,026
52,542		Korea Gas Corp	2,191
571,867		Kyushu Electric Power Co, Inc	11,779
144,506		Laclede Group, Inc	4,880
46,441		Lassila & Tikanoja Oyj	1,064
29,200		Macquarie Power & Infrastructure Income Fund	171
162,800	*	Magma Energy Corp	282
507,900		Manila Electric Co	2,242
1,075,174		MDU Resources Group, Inc	25,374
113,278		MGE Energy, Inc	4,049
77,422	e	Middlesex Water Co	1,365
800,903	*	Mirant Corp	12,230

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,698,874		MMC Corp BHD	$1,908
230,546		National Fuel Gas Co	11,527
2,726,201		National Grid plc	29,756
281,810		New Jersey Resources Corp	10,540
79,256		Newalta, Inc	608
267,003	e	Nicor, Inc	11,241
833,353		NiSource, Inc	12,817
1,808,733		Northeast Utilities	46,647
41,759		Northland Power Income Fund	477
899,857		Northumbrian Water Group plc	3,917
144,983	e	Northwest Natural Gas Co	6,530
208,546		NorthWestern Corp	5,426
2,947,534	*	NRG Energy, Inc	69,591
344,614	e	NSTAR	12,682
1,270,622		NTPC Ltd	6,418
3,101,009		NV Energy, Inc	38,390
3,748	e	Oest Elektrizitatswirts AG. (Class A)	159
420,106		OGE Energy Corp	15,498
20,500		Okinawa Electric Power Co, Inc	1,095
382,189		Oneok, Inc	17,034
65,405		Ormat Industries	594
59,149	e	Ormat Technologies, Inc	2,238
5,865,843		Osaka Gas Co Ltd	19,770
197,195	e	Otter Tail Corp	4,890
448,000	*	Pan-Electric Industries	0	^
20,872	e	Pennichuck Corp	441
502,154		Pennon Group plc	4,348
667,229		Pepco Holdings, Inc	11,243
260,729	*	Perma-Fix Environmental Services	592
644,900		Petronas Gas BHD	1,858
2,764,506		PG&E Corp	123,435
110,273	*,e	Pico Holdings, Inc	3,609
449,377		Piedmont Natural Gas Co, Inc	12,021
86,849	*,e	Pike Electric Corp	806
435,935		Pinnacle West Capital Corp	15,947
465,549		PNM Resources, Inc	5,889
23,026,250		PNOC Energy Development Corp	2,328
2,295,121		Polish Oil & Gas Co	3,029
415,098	e	Portland General Electric Co	8,472
11,689	*	Poweo	233
35,266		Power Grid Corp of India Ltd	83
1,275,241		PPL Corp	41,203
976,479		Progress Energy, Inc	40,045
495,639	*	Progress Energy, Inc (CVO)	74
15,509,000		PT Perusahaan Gas Negara	6,409
113,694		Public Power Corp	2,109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,708,780		Public Service Enterprise Group, Inc	$123,317
1,054,829		Questar Corp	43,849
5,236		Red Electrica de Espana	292
157,729		Reliance Energy Ltd	3,876
878,039	*	Reliance Natural Resources Ltd	1,304
3,992,498	*	Reliant Energy, Inc	22,837
3,166,541		Republic Services, Inc	89,645
92,831	e	Resource America, Inc (Class A)	375
1,390,563	*	RusHydro (ADR)	5,326
482,955		RWE A.G.	46,867
1,892		RWE A.G. (Preference)	168
479,000	e	Saibu Gas Co Ltd	1,309
497,925		SCANA Corp	18,762
50,908		Scottish & Southern Energy plc	953
4,317	e	Seche Environnement S.A.	371
21,329		Sechilienne-Sidec	865
1,419,200		Sempra Energy	79,447
11,457		Severn Trent plc	200
495,821		Shanks Group PLC	1,066
131,786	e	Shikoku Electric Power Co, Inc	3,405
100,000		Shizuoka Gas Co Ltd	643
62,300	e	SJW Corp	1,406
169,378		Snam Rete Gas S.p.A.	841
50,570	*,e	Solaria Energia y Medio Ambiente S.A.	182
160,755		South Jersey Industries, Inc	6,138
3,206,240		Southern Co	106,832
483,228		Southern Union Co	10,969
279,919		Southwest Gas Corp	7,986
128,012		Southwest Water Co	754
722,022	e	SP AusNet	593
323,253	*,e	Stericycle, Inc	17,834
810,663		Suez Environnement S.A.	18,693
758,178	*	Suzlon Energy Ltd	1,462
124,745		Tata Power Co Ltd	3,671
707,085		TECO Energy, Inc	11,469
2,720,975		Tenaga Nasional BHD	6,657
307,937		Terna Rete Elettrica Nazionale S.p.A.	1,324
25,401		Thessaloniki Water Supply & Sewage Co S.A.	173
1,234,626		Toho Gas Co Ltd	6,560
486,693		Tohoku Electric Power Co, Inc	9,645
2,297,921		Tokyo Electric Power Co, Inc	57,674
4,872,301		Tokyo Gas Co Ltd	19,448
155,296		Tractebel Energia S.A.	1,920
243,289		TransAlta Corp	5,462
169,979		Transfield Services Infrastructure Fund	167
745,292		UGI Corp	18,029

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

161,172		UIL Holdings Corp	$4,526
108,100		Ultrapar Participacoes S.A.	4,974
45,938	*,f,m	Unified Energy System (GDR)	4
206,013		Unisource Energy Corp	6,632
53,478		United Utilities Group plc	427
75,528	e	Unitil Corp	1,736
312,462		Vector Ltd	457
244,416	e	Vectren Corp	6,032
113,021		Veolia Environnement	3,726
238,418	*	Waste Connections, Inc	7,949
1,917,228		Waste Management, Inc	64,821
100,128	*	Waste Services, Inc	912
350,733		Westar Energy, Inc	7,618
295,031	e	WGL Holdings, Inc	9,895
2,410,039		Williams Cos, Inc	50,804
534,315		Wisconsin Energy Corp	26,625
2,840,684		Xcel Energy, Inc	60,279
916,000		Xinao Gas Holdings Ltd	2,345
930,500	*	Yingde Gases	959
57,911	e	York Water Co	840
7,839,722		YTL Power International	5,125
15,796	e	Zhongde Waste Technology AG.	278

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,169,746

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.65%
115,277	*	A123 Systems, Inc	2,587
1,738,000		AAC Acoustic Technologies Holdings, Inc	2,854
29,847		Aastra Technologies Ltd	989
1,569,582		ABB Ltd	30,245
65,152		ABB Ltd India	1,072
253,314	*,e	Acme Packet, Inc	2,786
147,960	*	Actel Corp	1,758
212,748	e	Acuity Brands, Inc	7,582
609,804	*	Adaptec, Inc	2,043
400,000	*	A-DATA Technology Co Ltd	1,295
526,596	*,e	ADC Telecommunications, Inc	3,270
214,043	*	Advanced Analogic Technologies, Inc	843
228,505	*,e	Advanced Battery Technologies, Inc	914
165,435	*	Advanced Energy Industries, Inc	2,495
2,448,321	*	Advanced Micro Devices, Inc	23,700
7,476,873		Advanced Semiconductor Engineering, Inc	6,711
86,540		Aga Rangemaster Group plc	167
18,100	e	Aiphone Co Ltd	307
121,385	*,e	Airvana, Inc	923
2,362,877	*,e	Alcatel S.A.	7,956
81,800	e	Alpine Electronics, Inc	868

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

329,000		Alps Electric Co Ltd	$1,930
880,392		Altera Corp	19,923
224,707	*,e	American Superconductor Corp	9,191
357,659		Ametek, Inc	13,677
709,060	*,e	Amkor Technology, Inc	5,077
975,035		Amphenol Corp (Class A)	45,027
295,807	*,e	Anadigics, Inc	1,248
1,923,256		Analog Devices, Inc	60,735
289,784		Ansaldo STS S.p.A.	5,523
5,438,045	*	Apple Computer, Inc	1,146,665
323,116	*	Applied Micro Circuits Corp	2,414
109,427		Applied Signal Technology, Inc	2,111
1,939,302		ARM Holdings PLC	5,538
754,609	*	Arris Group, Inc	8,625
78,245	*,e	Ascent Solar Technologies, Inc	415
33,747	*	Ascom Holding AG.	318
10,926,875		Asustek Computer, Inc	21,046
380,661	*,e	Atheros Communications, Inc	13,034
1,987,160	*	Atmel Corp	9,161
159,492	*	ATMI, Inc	2,970
10,144,853		AU Optronics Corp	12,153
18,988		Austriamicrosystems AG.	417
4,265,741		Avermedia Technologies	5,848
43,300	e	Avex Group Holdings, Inc	345
1,400,696	*	Avnet, Inc	42,245
146,778		AVX Corp	1,860
7,900		Axell Corp	278
62,641	*,e	AZZ, Inc	2,048
262,859	e	Baldor Electric Co	7,384
104,918	*,e	Ballard Power Systems, Inc	200
43,035		Bang & Olufsen AS (B Shares)	623
16,962	e	Barco NV	690
58,958		Bel Fuse, Inc (Class B)	1,267
464,740	*	Benchmark Electronics, Inc	8,788
166,431	*,e	BigBand Networks, Inc	573
3,274,552	*	Broadcom Corp (Class A)	102,984
646,400	e	Byd Co Ltd	5,666
2,430	*,e	C&D Technologies, Inc	4
78,000		Canon Electronics, Inc	1,682
19,581		Carbone Lorraine	711
295,257	*	Celestica, Inc	2,812
11,903	*	Centrotherm Photovoltaics AG.	720
129,274	*	Ceradyne, Inc	2,483
113,831	*	Ceva, Inc	1,464
–	*,e	Chartered Semiconductor Manufacturing Ltd	0	^
218,714	*	Checkpoint Systems, Inc	3,335

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

589,481		Cheng Uei Precision Industry Co Ltd	$1,377
5,748,120		Chi Mei Optoelectronics Corp	4,057
174,503	*,e	China BAK Battery, Inc	485
11,538	*,e,m	China Energy Savings Technology, Inc	1
165,248	*,e	China Security & Surveillance Technology, Inc	1,262
33,850	*	China TransInfo Technology Corp	277
326,565		Chloride Group plc	944
11,610,000		Chunghwa Picture Tubes Ltd	1,487
283,081	*,e	Ciena Corp	3,069
33,378,489	*	Cisco Systems, Inc	799,080
141,000		Clarion Co Ltd	145
59,700	*	CMK Corp	432
90,400	*	COM DEV International Ltd	296
343,575		Compal Communications, Inc	466
140,207	*,e	Comtech Telecommunications Corp	4,914
149,261	*	Conergy AG.	141
1,104,589		Cooper Industries plc	47,100
2,009,000		Coretronic Corp	2,901
21,000	*	Corona Corp	279
26,800		Cosel Co Ltd	321
51,822	*	CPI International, Inc	686
380,241	*	Cree, Inc	21,434
254,929	*	CSR plc	1,676
260,257		CTS Corp	2,504
117,615		Cubic Corp	4,387
1,208,642	*,e	Cypress Semiconductor Corp	12,763
166,000		Daihen Corp	597
6,700	*	DAI-ICHI SEIKO Co Ltd	284
469,578		Daiichikosho Co Ltd	5,300
552,000	e	Dainippon Screen Manufacturing Co Ltd	2,435
108,000		Daiwa Industries Ltd	499
66,474	*,e	DDi Corp	325
78,587		De’Longhi S.p.A.	354
68,950	*	Dialog Semiconductor plc	744
191,094	*	Diodes, Inc	3,908
341,104	*,e	Dolby Laboratories, Inc (Class A)	16,281
174,112	*	DSP Group, Inc	980
85,527	*,e	DTS, Inc	2,926
734,567		Eaton Corp	46,733
137,215	*	EchoStar Corp (Class A)	2,764
37,100		Eizo Nanao Corp	887
136,792	*	Electro Scientific Industries, Inc	1,480
344,421	*	Elpida Memory, Inc	5,613
246,300	*	Eltek ASA	136
499,543	*,e	EMCORE Corp	535
92,584	*	EMS Technologies, Inc	1,342

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

333,209	*,e	Energizer Holdings, Inc	$20,419
214,453	*,e	Energy Conversion Devices, Inc	2,267
227,529	*	EnerSys	4,976
298,288	*	Entropic Communications, Inc	916
685,578		Epistar Corp	2,565
4,740,575		Ericsson (LM) (B Shares)	43,642
886,476	*,e	Evergreen Solar, Inc	1,339
354,970		Everlight Electronics Co Ltd	1,333
10,660		Evertz Technologies Ltd	138
18,014		EVS Broadcast Equipment S.A.	1,153
187,447	*	Exar Corp	1,333
363,320		Exide Industries Ltd	896
245,535	*	Exide Technologies	1,746
1,544,371	*	Fairchild Semiconductor International, Inc	15,428
95,000	*	FDK Corp	141
244,834	*,e	First Solar, Inc	33,151
724,176		Fisher & Paykel Appliances Holdings Ltd	304
230,000	*	Flextronics International Ltd	1,681
224,650		Formosa Sumco Technology Corp	604
29,400		Foster Electric Co Ltd	875
3,484,779	*	Foxconn International Holdings Ltd	4,012
1,246,964		Foxconn Technology Co Ltd	4,811
124,142	e	Franklin Electric Co, Inc	3,610
323,159	*,e	FuelCell Energy, Inc	1,215
31,042	e	Fuji Electric Holdings Co Ltd	54
112,000		Fujitsu General Ltd	349
27,900	e	Funai Electric Co Ltd	1,401
14,000	*,e	Furukawa Battery Co Ltd	105
40,100		Futaba Corp/Chiba	709
8,843		Gamesa Corp Tecnologica S.A.	149
108,179	*,e	Gemalto NV	4,706
60,431,618		General Electric Co	914,329
755	e	Geo Corp	761
812,500		Geodesic Information Systems Ltd	2,295
18,418		Gewiss S.p.A.	72
5,198		Global Unichip Corp	28
128,489	*	Globecomm Systems, Inc	1,005
309,513	*	GN Store Nord	1,646
80,171	*	GP Strategies Corp	604
673,303	*	GrafTech International Ltd	10,470
124,757	*,e	Greatbatch, Inc	2,399
75,000		Gruppo Beghelli S.p.A	74
391,000	e	GS Yuasa Corp	2,891
86,003	*,e	GSI Technology, Inc	385
152,117	*,e	GT Solar International, Inc	846
705,916	*	GVK Power & Infrastructure Ltd	702

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

534,024		Halma plc	$2,096
115,300	e	Hamamatsu Photonics KK	2,809
494,000		Hannstar Board International Holdings Ltd	116
4,736,441		HannStar Display Corp	1,223
458,156		Harman International Industries, Inc	16,164
474,390	*	Harmonic, Inc	3,003
778,714		Harris Corp	37,028
367,318	*	Harris Stratex Networks, Inc (Class A)	2,538
156,683	*	Helen of Troy Ltd	3,832
471,765	*	Hexcel Corp	6,124
817,540		High Tech Computer Corp	9,366
377,000		Hi-P International Ltd	194
17,698		Hirose Electric Co Ltd	1,856
194,925		Hitachi Chemical Co Ltd	3,973
97,090		Hitachi High-Technologies Corp	1,926
16,891,252		Hitachi Ltd	51,926
115,378	*	Hittite Microwave Corp	4,702
13,157,792		Hon Hai Precision Industry Co, Ltd	61,533
123,600	e	Hosiden Corp	1,324
573,008		Hoya Corp	15,289
1,266		Huber & Suhner AG.	49
4,760	*	Hutchinson Technology, Inc	49
598,340	*	Hynix Semiconductor, Inc	11,899
181,973		Ibiden Co Ltd	6,526
11,100		Icom, Inc	240
33,400	e	Idec Corp	218
169,214	e	Imation Corp	1,476
111,969		Imtech NV	3,017
87,449	e	Indesit Co S.p.A.	978
3,704,332	*,e	Infineon Technologies AG.	20,609
395,407	*,e	Infinera Corp	3,507
2,448,087		InnoLux Display Corp	3,616
1,591,100	*	Inotera Memories, Inc	1,336
1,386,554	*	Integrated Device Technology, Inc	8,971
34,635,776		Intel Corp	706,569
289,735	*,e	InterDigital, Inc	7,690
836,009	*,e	International Rectifier Corp	18,493
443,342		Intersil Corp (Class A)	6,801
32,900		Ion Beam Applications	395
113,560	*,e	IPG Photonics Corp	1,901
92,307	*,e	iRobot Corp	1,625
141,223	e	IXYS Corp	1,048
125,000	*,e	Japan Aviation Electronics Industry Ltd	840
224,000	e	Japan Radio Co Ltd	414
1,462,899	*	JDS Uniphase Corp	12,069
2,014,086	*	Johnson Electric Holdings Ltd	800

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,122,400	*	JVC KENWOOD Holdings, Inc	$523
371,669		Kinsus Interconnect Technology Corp	993
55,900	e	Koa Corp	445
1,319,577		Koninklijke Philips Electronics NV	39,006
44,776		Kudelski S.A.	1,010
247,903		Kyocera Corp	21,833
120,000	*	Kyosan Electric Manufacturing Co Ltd	541
843,282		L-3 Communications Holdings, Inc	73,322
332,846		Laird Group plc	674
976,898	*	Lattice Semiconductor Corp	2,638
238,609	e	Legrand S.A.	6,641
264		LEM Holding S.A.	71
141,143		LG Electronics, Inc	14,714
21,671		LG Electronics, Inc (Preference)	928
129,425		Lincoln Electric Holdings, Inc	6,919
747,816	e	Linear Technology Corp	22,838
119,893	*	Littelfuse, Inc	3,855
7,760		Loewe AG.	100
63,897	*	Loral Space & Communications, Inc	2,020
18,181		LS Industrial Systems Co Ltd	1,512
135,201	e	LSI Industries, Inc	1,065
6,573,501	*	LSI Logic Corp	39,507
20,823		Mabuchi Motor Co Ltd	1,032
9,342,959		Macronix International	5,332
1,700	*	Magnetek, Inc	3
2,800	*	Manz Automation AG.	269
7,360,585	*	Marvell Technology Group Ltd	152,731
2,222,888		Matsushita Electric Industrial Co Ltd	32,002
32,657		Matsushita Electric Works Ltd	396
1,227,588		Maxim Integrated Products, Inc	24,920
110,056	*,e	Maxwell Technologies, Inc	1,963
736,000		Meadville Holdings Ltd	287
1,605,548		MediaTek, Inc	27,896
24,200	e	Megachips Corp	340
213,000	e	Meidensha Corp	961
12,200		Meiko Electronics Co	309
27,023		Melexis NV	263
1,128,281	*	MEMC Electronic Materials, Inc	15,367
71,949	*,e	MEMSIC, Inc	236
124,106	*	Mercury Computer Systems, Inc	1,366
219,471		Methode Electronics, Inc	1,905
3,828	*	Meyer Burger Technology AG.	968
231,851		Micrel, Inc	1,901
548,472	e	Microchip Technology, Inc	15,939
8,269,919	*,e	Micron Technology, Inc	87,329
37,088	*	Micronas Semiconductor Holdings, Inc	139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

518,996	*	Microsemi Corp	$9,212
311,291	*	Microtune, Inc	704
372,759	*,e	Microvision, Inc	1,182
66,620	e	Millicom International Cellular S.A.	4,944
38,600		Mimasu Semiconductor Industry Co Ltd	464
335,704		Minebea Co Ltd	1,822
329,186	*	MIPS Technologies, Inc	1,439
3,406,360		Mitsubishi Electric Corp	25,305
29,200		Mitsui High-Tec, Inc	242
48,552		Mitsumi Electric Co Ltd	858
442,082		Molex, Inc	9,527
164,397	*	Monolithic Power Systems, Inc	3,941
250,005	*	Moog, Inc (Class A)	7,308
315,331		Motech Industries, Inc	1,504
8,902,064		Motorola, Inc	69,079
94,006	*	Multi-Fineline Electronix, Inc	2,667
384,433		Murata Manufacturing Co Ltd	19,186
228,078		Nan Ya Printed Circuit Board Corp	872
1,542,402	*	Nanya Technology Corp	1,572
22,886	e	National Presto Industries, Inc	2,500
857,929		National Semiconductor Corp	13,178
59,500	*,e	NEC Electronics Corp	494
482,500		Neo-Neon Holdings Ltd	346
443,572	*,e	Net Insight AB	294
2,461,504	*	NetApp, Inc	84,650
87,296	*,e	Netlogic Microsystems, Inc	4,038
45,894	e	Nexans S.A.	3,646
86,502		NGK Spark Plug Co Ltd	981
72,398	*	Nice Systems Ltd	2,244
73,100	e	Nichicon Corp	775
20,800		Nidec Copal Electronics Corp	134
167,120		Nidec Corp	15,446
19,500	e	Nihon Dempa Kogyo Co Ltd	353
205,000	e	Nippon Carbon Co Ltd	585
190,000		Nippon Chemi-Con Corp	695
18,200	e	Nissha Printing Co Ltd	897
54,000		Nissin Electric Co Ltd	269
542,254		Nitto Denko Corp	19,480
33,000		Nitto Kogyo Corp	327
29,645		NKT Holding AS	1,651
60,000	e	Nohmi Bosai Ltd	363
6,107,690		Nokia Oyj	78,971
719,722	*	Novellus Systems, Inc	16,798
13,673	*	NV IntelliMedia Technology Group, Inc	35
25,584	*	NVE Corp	1,057
2,477,179	*	Nvidia Corp	46,274

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,800	*	Obara Corp	$299
243		Okinawa Cellular Telephone Co	408
278,691	*,e	Omnivision Technologies, Inc	4,049
119,408		Omron Corp	2,148
2,207,389	*	ON Semiconductor Corp	19,447
483,327	*	Openwave Systems, Inc	1,102
124,508	*	Oplink Communications, Inc	2,041
142,261	*,e	OpNext, Inc	270
127,493	*,e	Option NV	141
67,758	*	Orion Energy Systems, Inc	297
139,011	*	OSI Systems, Inc	3,792
503,432		Pace plc	1,696
550,350		Panasonic Corp (ADR)	7,898
99,107		Park Electrochemical Corp	2,739
142,144	*,e	Parkervision, Inc	260
19,957	*	Parrot S.A.	294
128,136	*	Pericom Semiconductor Corp	1,477
119,413		Phison Electronics Corp	1,010
282,143	*	Photronics, Inc	1,256
328,446	*,e	Pioneer Corp	1,019
262,600		Plantronics, Inc	6,822
271,752	*	Plexus Corp	7,745
151,197	*,e	PLX Technology, Inc	488
835,045	*	PMC - Sierra, Inc	7,231
431,220	*	Polycom, Inc	10,768
122,327	*,e	Polypore International, Inc	1,456
65,626	*	Powell Industries, Inc	2,069
111,955		Power Integrations, Inc	4,071
9,734,035	*	Powerchip Semiconductor Corp	1,201
451,658	*,e	Power-One, Inc	1,965
3,224,836		Powertech Technology, Inc	10,925
783,176	*,e	Powerwave Technologies, Inc	987
512,000	*	Prime View International Co Ltd	1,338
388,673		PV Crystalox Solar plc	386
82,564	*,e	Q-Cells AG.	1,347
767,222	*,e	QLogic Corp	14,477
11,158,576		Qualcomm, Inc	516,195
3,541,250		Quanta Computer, Inc	7,683
317,279	*,e	Rambus, Inc	7,742
76,230	e	Raven Industries, Inc	2,422
171,000	*	RCG Holdings Ltd	225
274,743		Redes Energeticas Nacionais S.A.	1,181
204,392		Regal-Beloit Corp	10,616
794,820		Reliance Communication Ventures Ltd	2,924
94,677	*,e	Renewable Energy Corp AS	731
835,634	*	Research In Motion Ltd (Canada)	56,753

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

195,171		Reunert Ltd	$1,538
1,546,624	*	RF Micro Devices, Inc	7,377
80,189	*,e	RHJ International	609
141,725		Richtek Technology Corp	1,444
1,408,633	e	Ricoh Co Ltd	20,184
21,300	e	Rinnai Corp	1,029
80,125	*	Rogers Corp	2,429
138,767		Rohm Co Ltd	9,056
56,108	*,e	Rubicon Technology, Inc	1,140
30,475		Saft Groupe S.A.	1,468
66,532		Samsung Electro-Mechanics Co Ltd	6,119
164,091		Samsung Electronics Co Ltd	112,521
24,120		Samsung Electronics Co Ltd (Preference)	10,872
37,998		Samsung SDI Co Ltd	4,838
133,000	e	Sanken Electric Co Ltd	376
45,000		Sanyo Denki Co Ltd	150
1,226,225	*,e	Sanyo Electric Co Ltd	2,265
286,896	*,e	SatCon Technology Corp	809
1,083		Schweiter Technologies AG.	573
189,186	*	Seachange International, Inc	1,243
68,150		SEB S.A.	3,866
24,000		SEC Carbon Ltd	131
288,629	*	Semtech Corp	4,910
79,703	*,e	SGL Carbon AG.	2,356
1,067,360		Sharp Corp	13,479
78,000		Shindengen Electric Manufacturing Co Ltd	174
23,100		Shinkawa Ltd	367
292,646	e	Shinko Electric Industries	4,260
22,000		Shin-Kobe Electric Machinery Co Ltd	220
237,370	*,e	ShoreTel, Inc	1,372
100,149		Siemens India Ltd	1,247
361,383	*	Silicon Image, Inc	932
238,341	*	Silicon Laboratories, Inc	11,521
494,194	*	Silicon Storage Technology, Inc	1,265
3,649,031		Siliconware Precision Industries Co	4,974
898,000		Silitech Technology Corp	3,229
231,400		Simplo Technology Co Ltd	1,370
1,365	*,e	Sirius XM Radio, Inc	1
1,027,011	*	Skyworks Solutions, Inc	14,573
227,343	*	Smart Modular Technologies WWH, Inc	1,430
3,673,395		Smiths Group plc	59,883
87,000	e	SMK Corp	503
95,878	*,e	SOITEC	1,368
13,280	*	Solar Millennium AG.	668
47,024,511		Solomon Systech International Ltd	4,786
9,717	*,e	Solon AG.	101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,745,889		Sony Corp	$50,756
66,963	*	Spectrum Control, Inc	634
123,257	*	Standard Microsystems Corp	2,561
108,010		Stanley Electric Co Ltd	2,191
1,466,113		STMicroelectronics NV	13,547
91,960	*,e	Stoneridge, Inc	829
169,074		Sumco Corp	2,988
365,955	*,e	Sunpower Corp (Class A)	8,666
27	*,e	Sunpower Corp (Class B)	1
50,007	*,e	Supertex, Inc	1,490
95,578		Sycamore Networks, Inc	1,999
262,073	*	Symmetricom, Inc	1,363
168,953	*,e	Synaptics, Inc	5,178
36,551,504		Taiwan Semiconductor Manufacturing Co Ltd	73,668
331,649		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,794
163,000		Taiyo Yuden Co Ltd	2,110
86,000	*,e	Takaoka Electric Manufacturing Co Ltd	259
–	e	Tandberg ASA	0	^
4,544,000	*	Tatung Co Ltd	1,113
333,923		TDK Corp	20,407
218,337		Technitrol, Inc	956
103,885	*	Techwell, Inc	1,371
2,088,733		Teco Electric and Machinery Co Ltd	913
352,347	*	Tekelec	5,384
46,884	*	Telecomunicaciones y Energia	197
119,733		Teleflex, Inc	6,452
1,268,965	*	Tellabs, Inc	7,208
302,468	*	Tessera Technologies, Inc	7,038
7,124,320		Texas Instruments, Inc	185,659
32,411	*	Theolia SA	134
69		Thine Electronics Inc	136
505,009	*	Thomas & Betts Corp	18,074
320,458	e	Thomson	413
91,000	e	Toko, Inc	110
155,105	e	Tokyo Denpa Co Ltd	974
215,000	*	Toshiba TEC Corp	815
32,500	e	Toyo Corp/Chuo-ku	249
15,900	e	Toyo Tanso Co Ltd	773
210,326	*,e	Toyota Boshoku Corp	4,696
355,508		Transcend Information, Inc	1,330
463,769	*,e	Trident Microsystems, Inc	863
809,847		Tripod Technology Corp	2,732
770,868	*	Triquint Semiconductor, Inc	4,625
205,141		TT electronics plc	242
248,391	*,e	TTM Technologies, Inc	2,864
66,555	*,e	Ultralife Corp	288

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

100,000		Uniden Corp	$194
1,875,756		Unimicron Technology Corp	2,717
3,626	*,e	United Capital Corp	86
16,459,022		United Microelectronics Corp	8,892
142,693	*,e	Universal Display Corp	1,764
69,074	*	Universal Electronics, Inc	1,604
341,085	*,e	US Geothermal, Inc	522
568,075		Ushio, Inc	9,473
695,170	*,e	Utstarcom, Inc	1,522
41	*	V Technology Co Ltd	279
11,470		Vacon plc	436
286,527	*,e	Valence Technology, Inc	261
885,743		Vanguard International Semiconductor Corp	444
222,993	*	Varian Semiconductor Equipment Associates, Inc	8,001
96,867	*	Via Technologies, Inc	55
127,934	*,e	Viasat, Inc	4,066
22,800	*,e	Vic Tokai Corp	222
118,325	e	Vicor Corp	1,100
79,096	*,e	Virage Logic Corp	435
1,603,349	*,e	Vishay Intertechnology, Inc	13,388
185,354	*	Volterra Semiconductor Corp	3,544
269,000	e	Vtech Holdings Ltd	2,566
275,426	e	Whirlpool Corp	22,216
92,675	*	White Electronic Designs Corp	433
2,382,000	*	Winbond Electronics Corp	726
958,000	*	Wintek Corp	849
136,702	*	Wolfson Microelectronics plc	292
55,910		Woongjin Coway Co Ltd	1,849
822,101		Xilinx, Inc	20,602
15,750	*,m	Ya Hsin Industrial Co Ltd	3
7,344,000		Yageo Corp	2,683
158,972	e	Yaskawa Electric Corp	1,324
96,000		Young Fast Optoelectronics Co Ltd	1,047
83		Zappallas, Inc	131
307,597	*,e	Zix Corp	526
141,297	*,e	Zoltek Cos, Inc	1,342
378,726	*	Zoran Corp	4,185
561,252		ZTE Corp	3,451
38,058		Zumtobel AG.	743

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,533,631

ENGINEERING AND MANAGEMENT SERVICES - 0.72%
49,744		Aangpanneforeningen AB (B Shares)	1,360
213,365	*,e	Accelrys, Inc	1,223
101,067		Accenture plc	4,194
106,679	*	Advisory Board Co	3,271

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

288,634	*	Aecom Technology Corp	$7,937
166,400		Aeon Mall Co Ltd	3,224
94,693	m	Aero Inventory PLC	404
103,152	*,e	Affymax, Inc	2,552
30,510	*	Alten	848
426,607	*,e	Amylin Pharmaceuticals, Inc	6,054
104,369		Arcadis NV	2,356
707,888	*,e	Ariad Pharmaceuticals, Inc	1,614
16,737		Assystem	192
263,373	e	Atkins WS plc	2,594
91,111	e	Ausenco Ltd	370
417,664	e	Babcock International Group	4,007
8,303	*,e	Bavarian Nordic AS	228
10,297		Bertrandt AG.	324
73,681		Bilfinger Berger AG.	5,643
149,903	*	BioInvent International AB	529
47,100	*	Blom AS	107
50,342		Bure Equity AB	244
330,125		Cap Gemini S.A.	15,060
42,140	e	Capita Group plc	510
83,272		CDI Corp	1,078
428,834	*	Celera Corp	2,963
9,680		Cheil Communications, Inc	2,622
6,077,000	*,e	China Railway Group Ltd	4,694
42,000	*	Commuture Corp	266
100,398	*,e	comScore, Inc	1,762
49,115	*	Cornell Cos, Inc	1,115
162,870	e	Corporate Executive Board Co	3,717
52,242	*,e	CRA International, Inc	1,392
137,155		Daewoo Engineering & Construction Co Ltd	1,501
174,648		Diamond Management & Technology Consultants, Inc	1,287
10,423	a,e	Digital Garage, Inc	18,114
11,968		Dinamia	174
636,375		Downer EDI Ltd	5,300
112,766	*	DTZ Holdings plc	119
409,087	*	Dyax Corp	1,387
311,354	*,e	eResearch Technology, Inc	1,871
9,751	e	Eurofins Scientific	531
755,386	*,e	Exelixis, Inc	5,567
92,452	*	Exponent, Inc	2,574
776,353		Fluor Corp	34,967
60,728	*,e	Franklin Covey Co	383
162,839		Fugro NV	9,353
197,520	*,e	Furmanite Corp	753
240		GCA Savvian Group Corp	255
4,600		Genivar Income Fund	119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

193,579	*	Genpact Ltd	$2,884
147,384	*,e	Gen-Probe, Inc	6,323
20,172		GFK AG.	697
307,774		Groupe Aeroplan, Inc	3,205
337,102		Hargreaves Lansdown plc	1,601
438,073	*	Hewitt Associates, Inc (Class A)	18,513
126,224	*	Hill International, Inc	788
58,048		HIQ International AB	236
104,606	*,e	Huron Consulting Group, Inc	2,410
69,116		Hyundai Development Co	2,238
40,117	*	ICF International, Inc	1,075
524,577	*,e	Incyte Corp	4,779
97,330	*	Infinity Pharmaceuticals, Inc	601
607,235	*	Insmed, Inc	468
284,925		Intertek Group plc	5,759
27,441	e	IPSOS	829
458,454	*,e	Isis Pharmaceuticals, Inc	5,089
1,181,599	*	Jacobs Engineering Group, Inc	44,440
403,140		JGC Corp	7,429
915,751		John Wood Group plc	4,550
5,337		Kapsch TrafficCom AG.	194
2,542,846	e	KBR, Inc	48,315
99,828		Keller Group plc	1,038
127,497	*,e	Kendle International, Inc	2,334
43,737		Landauer, Inc	2,685
503,744	*,e	Lexicon Pharmaceuticals, Inc	856
200,376	*,e	Luminex Corp	2,992
85,786		MAXIMUS, Inc	4,289
159,656	*	Maxygen, Inc	972
866,136	*	McDermott International, Inc	20,796
58,888	e	Medion AG.	625
16,628	e	MedQuist, Inc	111
50,068	*	Michael Baker Corp	2,073
22,100	*,e	Mistras Group, Inc	333
551,239		Mitie Group	2,043
150,491	e	Monadelphous Group Ltd	1,932
140,445	e	Mouchel Group plc	602
291,211	*	Myriad Genetics, Inc	7,601
2,439	e	National Research Corp	50
241,982	*	Navigant Consulting, Inc	3,596
34,017	*	NeuroSearch AS	503
94,400	*	Nichii Gakkan Co	842
45,000	e	Nippon Densetsu Kogyo Co Ltd	363
19,624	*	Novabase SGPS S.A.	125
42,300	e	NPC, Inc	1,094
389,203		NRW Holdings Ltd	697

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

151,903	*	Omnicell, Inc	$1,776
24,100		Oyo Corp	215
965,546	e	Paychex, Inc	29,584
1,160,834		Petrofac Ltd	19,432
47,850		Poyry Oyj	765
218,454		Programmed Maintenance Services Ltd	747
1,197,501		QinetiQ plc	3,124
308,712	*	Regeneron Pharmaceuticals, Inc	7,465
8,828,000		Regent Pacific Group Ltd	258
170,831	*	Repligen Corp	702
216,537	*	Resources Connection, Inc	4,595
244,164	*,e	Rigel Pharmaceuticals, Inc	2,322
81,411		Robert Walters plc	280
284,000		Rotary Engineering Ltd	210
287,176	e	RPS Group PLC	1,004
278,038	*	RTI Biologics, Inc	1,068
298,135		SAI Global Ltd	1,071
1,921,849	*,e	SAIC, Inc	36,400
52,588		Samsung Engineering Co Ltd	4,887
210,180	*,e	Sangamo Biosciences, Inc	1,244
392,091	*,e	Savient Pharmaceuticals, Inc	5,336
164,782		Savills plc	848
134,574		Scott Wilson Group plc	200
510,125	*	Seattle Genetics, Inc	5,183
2,390,539		SembCorp Industries Ltd	6,247
305,855	*,e	Sequenom, Inc	1,266
2,566,095		Serco Group plc	21,884
1,071,000		Shandong Weigao Group Medical Polymer Co Ltd	3,569
1,013,669	*	Shaw Group, Inc	29,143
46,300		Shinko Plantech Co Ltd	469
214,000		Shui On Construction and Materials Ltd	330
100,349	*	Silex Systems Ltd	550
169,997		SNC-Lavalin Group, Inc	8,776
92,998	*	Stanley, Inc	2,549
62,962	*	Stantec, Inc	1,830
383,000	*	Swiber Holdings Ltd	275
204,159	*	Symyx Technologies, Inc	1,123
133	*	Takara Bio, Inc	270
327,478		Tecan Group AG.	24,600
50,973	*	Tejon Ranch Co	1,489
377,687	*	Tetra Tech, Inc	10,262
41,442	*,e	ThromboGenics NV	894
721,957		Toyo Engineering Corp	2,126
31,094	*,e	Transcend Services, Inc	664
563,787		Transfield Services Ltd	2,138
62,338	e	Trevi Finanziaria S.p.A.	987

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

470,047	e	United Group Ltd	$5,991
271,068	*	URS Corp	12,068
400,000		Value Partners Group Ltd	203
29,631		VSE Corp	1,336
223,855		VT Group plc	1,868
351,517		Watson Wyatt & Co Holdings (Class A)	16,704
1,717		Wellnet Corp	1,145
1,003,675	e	WorleyParsons Ltd	26,061
114,944		WSP Group plc	512
101,900	*,e	WuXi PharmaTech Cayman, Inc (ADR)	1,626
264,787		Xchanging plc	881
3,624	*	XING AG.	160
906,600		Zelan BHD	179

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	708,575

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
798,990	e	Transpacific Industries Group Ltd	962

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	962

FABRICATED METAL PRODUCTS - 0.51%
24,346		AFG Arbonia-Forster Hldg	581
123,000		Aica Kogyo Co Ltd	1,248
223,651	*,e	Alliant Techsystems, Inc	19,741
1,567,022		Amcor Ltd	8,724
48,901		Ameron International Corp	3,103
253,125		Aptargroup, Inc	9,047
80,000		Asahi Organic Chemicals Industry Co Ltd	178
343,153		Ball Corp	17,740
173,770		Bharat Heavy Electricals	8,946
74,000	e	Bunka Shutter Co Ltd	250
89,810	*	Bway Holding Co	1,726
31,367		Cardo AB	942
40,181		CCL Industries	1,085
204,088	*	Chart Industries, Inc	3,378
1,676,874		China International Marine Containers Co Ltd (Class B)	2,103
22,500		Chofu Seisakusho Co Ltd	470
98,834		CIRCOR International, Inc	2,489
706,618		Commercial Metals Co	11,059
177,988		Crane Co	5,450

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,048,972	*	Crown Holdings, Inc	$52,412
58,429		Dynamic Materials Corp	1,172
1,600		Furuya Metal Co Ltd	168
46,232		Geberit AG.	8,196
37,283		Gerresheimer AG.	1,256
291,000	e	Goodpack Ltd	234
264,303	*	Griffon Corp	3,230
71,817		Gulf Island Fabrication, Inc	1,510
52,147	e	Gunnebo AB	198
38,594	*	Hawk Corp	680
26,000		Hisaka Works Ltd	258
264,000		Hitachi Cable Ltd	798
67,683	e	Hitachi Metals Ltd	651
2,718,327		Illinois Tool Works, Inc	130,452
83,027	e	Insteel Industries, Inc	1,079
491,224		Jindal Steel & Power Ltd	7,390
161,747		JS Group Corp	2,784
147,000		Kitz Corp	714
86,533	*	Ladish Co, Inc	1,305
63,276	e	Landi Renzo S.p.A.	309
5,610		LISI	274
108,182	*	Martinrea International, Inc	874
36,500		Miura Co Ltd	924
176,328	*,e	Mobile Mini, Inc	2,484
824,715		Mueller Water Products, Inc (Class A)	4,289
372,095	*	NCI Building Systems, Inc	673
94,988		Nibe Industrier AB (Series B)	913
64,571	*	North American Galvanizing & Coating, Inc	313
534,382	e	Parker Hannifin Corp	28,792
1,567,484		Pentair, Inc	50,629
26,177	e	Permasteelisa S.p.A	486
1,317		Phoenix Mecano AG.	502
185,036		Quanex Building Products Corp	3,140
1,416,369		Rexam plc	6,621
115,781		Rotork PLC	2,212
6,487		Sabaf S.p.A.	151
26,468		Salzgitter AG.	2,594
284,000		Sankyo-Tateyama Holdings, Inc	385
274,000		Sanwa Shutter Corp	702
610,161		Shin Zu Shing Co Ltd	3,039
160,956		Silgan Holdings, Inc	9,316
185,639	e	Simpson Manufacturing Co, Inc	4,992
3,140,000		Singamas Container Holdings Ltd	484
15,555	*,e	SmartHeat, Inc	226
265,264	*,e	Smith & Wesson Holding Corp	1,085
175,008		Snap-On, Inc	7,396

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

141,137	e	Ssab Svenskt Stal AB (Series A)	$2,397
92,146		Ssab Svenskt Stal AB (Series B)	1,427
473,006		Stanley Works	24,364
235,216	e	Sturm Ruger & Co, Inc	2,282
60,028	e	Sun Hydraulics Corp	1,576
314,561	*	Taser International, Inc	1,378
16,800		Tocalo Co Ltd	282
249,000		Toyo Kanetsu K K	451
115,227		Toyo Seikan Kaisha Ltd	1,755
71,502	*	Trimas Corp	484
67,000		Tsukishima Kikai Co Ltd	399
140,570	e	Valmont Industries, Inc	11,028
112,191		Viohalco S.A.	635
167,142	e	Watts Water Technologies, Inc (Class A)	5,168

		TOTAL FABRICATED METAL PRODUCTS	500,178

FISHERIES - 0.00%**
56,100	*	Copeinca ASA	452
39,360	*,e	HQ Sustainable Maritime Industries, Inc	277
396,000	e	Nippon Suisan Kaisha Ltd	1,118
3,776,000	*,e	PAN Fish ASA	2,738
122,212	e	Tassal Group Ltd	192

		TOTAL FISHERIES	4,777

FOOD AND KINDRED PRODUCTS - 3.87%
127,414	*,e	AgFeed Industries, Inc	637
4,657		Agrana Beteiligungs AG.	421
1,231,667		Ajinomoto Co, Inc	11,592
27,140	e	Aker ASA (A Shares)	756
60,752	*,e	American Dairy, Inc	1,317
109,085	*,e	American Italian Pasta Co	3,795
238,181		Anadolu Efes Biracilik Ve Malt Sanayii AS	2,660
2,974	*	Anheuser-Busch InBev NV	0	^
3,689,872		Archer Daniels Midland Co	115,530
22,600		Ariake Japan Co Ltd	338
6,743		Aryzta AG.	251
1,096,696	e	Asahi Breweries Ltd	20,198
729,400		Asiatic Development BHD	1,325
932,489		Associated British Foods plc	12,362
15,487		Atria Group plc	244
150,700	e	Austevoll Seafood ASA	936
756,673		B&G Foods, Inc (Class A)	6,946
2,262		Barry Callebaut AG.	1,424
1,214,000		Beijing Enterprises Holdings Ltd	8,793
413,763		Bidvest Group Ltd	7,213
4,000		Bonduelle S.C.A.	455
1,025		Bongrain S.A.	78
72,507	*	Boston Beer Co, Inc (Class A)	3,379

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

444,198		Britvic plc	$2,913
632,616		Bunge Ltd	40,380
454,411		C&C Group plc	1,958
343,949		Cadbury plc	4,422
799,285	e	Campbell Soup Co	27,016
19,165		Campofrio Alimentacion S.A.	183
74,000	e	Carlsberg AS (Class B)	5,447
393,303	*	Central Garden and Pet Co (Class A)	3,909
10,543,900		Charoen Pokphand Foods PCL	3,605
2,995,700		China Agri-Industries Holdings Ltd	3,914
1,470,100	e	China Yurun Food Group Ltd	4,361
10,234		CJ CheilJedang Corp	1,801
37,552		Coca Cola Hellenic Bottling Co S.A.	855
972,529		Coca-Cola Amatil Ltd	10,027
33,903		Coca-Cola Bottling Co Consolidated	1,831
26,500		Coca-Cola Central Japan Co Ltd	331
12,226,368		Coca-Cola Co	696,904
2,953,493		Coca-Cola Enterprises, Inc	62,614
482,476	e	Coca-Cola Femsa S.A. de C.V.	3,175
57,968		Coca-Cola Icecek AS	580
36,867	e	Coca-Cola West Japan Co Ltd	650
1,863,402		ConAgra Foods, Inc	42,951
1,933,397	*	Constellation Brands, Inc (Class A)	30,799
233,823	e	Corn Products International, Inc	6,835
131,835	*	Cosan SA Industria e Comercio	1,939
101,600	*	Cott Corp	841
58,085		Cranswick plc	735
102,381		CSM	2,689
2,214,088	e	CSR Ltd	3,565
554,651	*	Darling International, Inc	4,648
181,481	e	Davide Campari-Milano S.p.A.	1,896
2,221,112		Del Monte Foods Co	25,187
341,912		Devro plc	731
5,835,578		Diageo plc	101,808
212,292		Diageo plc (ADR)	14,735
84,127	e	Diamond Foods, Inc	2,990
66,300		Doutor Nichires Holdings Co Ltd	854
2,474,734		Dr Pepper Snapple Group, Inc	70,035
11,400		Dydo Drinco, Inc	353
171,539		Ebro Puleva S.A.	3,566
117,000		Ezaki Glico Co Ltd	1,305
35,954	e	Farmer Bros Co	710
289,488	e	Flowers Foods, Inc	6,878
3,486,594	e	Fomento Economico Mexicano S.A. de C.V.	16,697
122,700		Fuji Oil Co Ltd	1,798
24,000		Fujicco Co Ltd	278

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,004,798		General Mills, Inc	$212,771
165,109		Glanbia plc	685
4,120,856		Golden Agri-Resources Ltd	1,485
189,240		Greencore Group plc	377
216,019		Greggs plc	1,514
244,269		Groupe Danone	14,974
436,171	e	Grupo Bimbo S.A. de C.V. (Series A)	2,886
996,726		Grupo Modelo S.A. (Series C)	5,561
1,395,399		H.J. Heinz Co	59,667
486,600	*,e	Hansen Natural Corp	18,685
40,655	*	Harbinger Group, Inc	285
368,296		Heineken NV	17,484
1,006,658		Hershey Co	36,028
6,040		Hite Brewery Co Ltd	882
73,245	e	HKScan Oyj	825
263,080		Hormel Foods Corp	10,115
95,300	e	House Foods Corp	1,356
74,093	e	Imperial Sugar Co	1,292
3,543,040		InBev NV	183,414
452,000	*	Indofood Agri Resources Ltd	743
30,000	*,m	International Hydron	1
5,766,328		IOI Corp BHD	9,182
168,244	e	Ito En Ltd	2,533
170,000	e	Itoham Foods, Inc	635
93,374		J&J Snack Foods Corp	3,731
368,009		J.M. Smucker Co	22,725
105,000		J-Oil Mills, Inc	314
92,500	e	Kagome Co Ltd	1,645
965,866		Kaneka Corp	6,154
1,533,581		Kellogg Co	81,587
235,447		Kerry Group plc (Class A)	6,924
19,700	e	KEY Coffee, Inc	337
1,421,518		Kirin Brewery Co Ltd	22,797
81,169		Koninklijke Wessanen NV	484
7,807,617		Kraft Foods, Inc (Class A)	212,212
1,604,527		Kulim Malaysia BHD	3,529
128,902		Lancaster Colony Corp	6,406
137,849	e	Lance, Inc	3,625
3,531		Laurent-Perrier	273
35,450	e	Leroy Seafood Group ASA	652
23,807	*,e	Lifeway Foods, Inc	283
102		Lindt & Spruengli AG.	219
85		Lindt & Spruengli AG. (Reg)	2,087
744		Lotte Confectionery Co Ltd	826
64,909	*	M&F Worldwide Corp	2,564
97,469		Maple Leaf Foods, Inc	1,088

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

375,310		Marfrig Alimentos S.A.	$4,122
200,000		Marudai Food Co Ltd	599
89,097	*,e	Matrixx Initiatives, Inc	376
55,800		Matsumotokiyoshi Holdings Co Ltd	1,228
536,862	e	McCormick & Co, Inc	19,397
886,492		Mead Johnson Nutrition Co	38,740
48,902	*	MEIJI Holdings Co Ltd	1,848
166,000		Mercian Corp	349
36,800		Mikuni Coca-Cola Bottling Co Ltd	287
170,000		Mitsui Sugar Co Ltd	550
388,236		Molson Coors Brewing Co (Class B)	17,533
237,000		Morinaga & Co Ltd	497
397,000		Morinaga Milk Industry Co Ltd	1,570
22,000	*	Nagatanien Co Ltd	204
69,828	*,e	National Beverage Corp	968
6,167,589		Nestle S.A.	299,336
573,000		Nichirei Corp	1,989
144,000	e	Nippon Beet Sugar Manufacturing Co Ltd	373
255,000	e	Nippon Flour Mills Co Ltd	1,268
97,853		Nippon Meat Packers, Inc	1,133
205,000		Nisshin Oillio Group Ltd	1,031
667,830		Nisshin Seifun Group, Inc	9,025
44,985	e	Nissin Food Products Co Ltd	1,469
259,000		NOF Corp	1,085
585,764		Northern Foods plc	628
46,960		Nutreco Holding NV	2,640
1,053,000	*,e	Oceanus Group Ltd	326
57,458	e	Olam International Ltd	108
100,139	*	Omega Protein Corp	437
80,827	*,e	Overhill Farms, Inc	393
6,561,124		Parmalat S.p.A.	18,343
60,786	*,e	Peet’s Coffee & Tea, Inc	2,026
430		Penford Corp	4
483,341		Pepsi Bottling Group, Inc	18,125
279,079		PepsiAmericas, Inc	8,166
8,716,928		PepsiCo, Inc	529,990
392,259		Perdigao S.A.	10,222
9,580		Pernod-Ricard S.A.	819
3,015,600	m	Petra Foods Ltd	2,211
2,697,494		Premier Foods plc	1,547
412,000	*	Prima Meat Packers Ltd	421
449,024		PT Astra Agro Lestari Tbk	1,081
7,470,900		PT Indofood Sukses Makmur Tbk	2,807
224,500	e	Q.P. Corp	2,390
206,638		Raisio plc (V Shares)	790
210,666	*	Ralcorp Holdings, Inc	12,579

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

628,502		Remgro Ltd	$7,577
26,643	e	Remy Cointreau S.A.	1,355
781,085	e	Reynolds American, Inc	41,374
77,581		Robert Wiseman Dairies PLC	637
1,334,590		SABMiller plc	39,229
102,321	e	Sanderson Farms, Inc	4,314
167,853	e	Sapporo Holdings Ltd	925
165,075		Saputo, Inc	4,854
4,184,505		Sara Lee Corp	50,967
31,922		Schouw & Co	581
53,351	*	Seneca Foods Corp	1,273
175,000		Showa Sangyo Co Ltd	567
13,227		Sipef S.A	658
313,125	*,e	Smart Balance, Inc	1,879
941,323	*,e	Smithfield Foods, Inc	14,299
42,944	e	SOS Cuetara S.A.	133
311,473		Suedzucker AG.	6,490
173,000		Super Coffeemix Manufacturing Ltd	78
1,167,100		Swire Pacific Ltd (Class A)	14,114
30,500		T Hasegawa Co Ltd	432
218,000	e	Takara Holdings, Inc	1,255
88,000	e	Takasago International Corp	421
678,738		Tate & Lyle plc	4,721
2,148,000	e	Tingyi Cayman Islands Holding Corp	5,315
120,020	e	Tootsie Roll Industries, Inc	3,286
731,802		Total Produce plc	357
255,724		Toyo Suisan Kaisha Ltd	5,897
180,198	*,e	TreeHouse Foods, Inc	7,002
1,645,177		Tyson Foods, Inc (Class A)	20,186
18,900		Unicharm Petcare Corp	577
3,874,222		Unilever plc	124,190
492,231		Unilever plc (ADR)	15,702
172,679		United Breweries Co, Inc	1,358
90,921		United Spirits Ltd	2,448
2,990,600		Universal Robina	1,045
952,000		Vitasoy International Holdings Ltd	665
4,503	e	Vranken - Pommery Monopole	191
2,073,748	e	Wilmar International Ltd	9,429
73,162	e	Yakult Honsha Co Ltd	2,215
97,734	e	Yamazaki Baking Co Ltd	1,162
317,651	m	Yantai Changyu Pioneer Wine Co	2,815
45,000		Yonekyu Corp	383

		TOTAL FOOD AND KINDRED PRODUCTS	3,809,577

FOOD STORES - 0.47%
522,420		Alimentation Couche Tard, Inc	10,400

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

131,203		Almacenes Exito S.A.	$1,250
57,300		Arcs Co Ltd	754
6,762		Arden Group, Inc (Class A)	647
49,915	*,e	Caribou Coffee Co, Inc	385
396,855		Carrefour S.A.	19,035
34,000		Cawachi Ltd	610
1,154,893		Centros Comerciales Sudamericanos S.A.	3,908
1,864,300		China Resources Enterprise	6,773
68,800		Circle K Sunkus Co Ltd	849
4,842		Colruyt S.A.	1,168
		Companhia Brasileira de Distribuicao Grupo Pao de
120,350		Acucar	4,495
2,430,800		CP Seven Eleven PCL	1,813
9,700		CREATE SD HOLDINGS Co Ltd	185
6,300	*	Daikokutenbussaan Co Ltd	173
199,223		Delhaize Group	15,240
94,934		Discount Investment Corp	2,221
171,800	*,e	Dole Food Co, Inc	2,132
69,017		Empire Co Ltd	3,148
103,606		FamilyMart Co Ltd	3,059
22,100		Fuji Co Ltd	416
73,770		George Weston Ltd	4,720
4,458,133	e	Goodman Fielder Ltd	6,492
191,906	*,e	Great Atlantic & Pacific Tea Co, Inc	2,263
794		Guyenne et Gascogne S.A.	72
64,059		Hakon Invest AB	1,003
36,600		Heiwado Co Ltd	423
62,558	e	Ingles Markets, Inc (Class A)	947
69,200	e	Izumi Co Ltd	839
85,000		Izumiya Co Ltd	365
2,891,716		J Sainsbury plc	15,078
1,416,972	e	Jeronimo Martins SGPS S.A.	14,171
98,000		Kasumi Co Ltd	480
3,207		Kesko Oyj (B Shares)	106
1,372,430		Koninklijke Ahold NV	18,183
3,510,738		Kroger Co	72,074
50,083		Lawson, Inc	2,212
191,581		Loblaw Cos Ltd	6,206
117,000	*	Maruetsu, Inc	505
509,000	e	Maruha Nichiro Holdings, Inc	695
25,300		Ministop Co Ltd	307
149,510	*	Panera Bread Co (Class A)	10,013
139,159	*	Pantry, Inc	1,891
270,107	e	Pick’n Pay Stores Ltd	1,519
653,625		President Chain Store Corp	1,553
242,171	e	Ruddick Corp	6,231
1,796,884		Safeway, Inc	38,255

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

673,966		Shoprite Holdings Ltd	$5,926
999,890	e	Sonae SPGS S.A.	1,240
1,206,772		Supervalu, Inc	15,338
43,444	*,e	Susser Holdings Corp	373
2,128,000	*	Taiwan TEA Corp	1,359
11,160,743		Tesco plc	76,995
6,864		Valora Holding AG.	1,696
44,590		Village Super Market (Class A)	1,218
7,211,000		Want Want China Holdings Ltd	5,036
79,266		Weis Markets, Inc	2,882
591,730	*	Whole Foods Market, Inc	16,243
296,733	*,e	Winn-Dixie Stores, Inc	2,979
5,803,281		WM Morrison Supermarkets plc	25,891
750,529		Woolworths Ltd	18,824
8,800		Yaoko Co Ltd	277

		TOTAL FOOD STORES	461,541

FORESTRY - 0.10%
197,748	*,b,e	Great Southern Ltd	21
1,364	*	Gunns Ltd	98
719,500		Rayonier, Inc	30,334
1,628,840	e	Weyerhaeuser Co	70,268

		TOTAL FORESTRY	100,721

FURNITURE AND FIXTURES - 0.12%
45,519	*,e	Astronics Corp	389
24,145		Beter BED Holding NV	545
37,800		Cleanup Corp	276
51,396		Dorel Industries, Inc (Class B)	1,599
122,174	e	Ethan Allen Interiors, Inc	1,640
33,540	*	Faurecia	733
150,000	e	France Bed Holdings Co Ltd	215
260,167	*,e	Furniture Brands International, Inc	1,421
266,304		Herman Miller, Inc	4,256
302,119	e	Hill-Rom Holdings, Inc	7,248
225,368		HNI Corp	6,227
49,561	e	Hooker Furniture Corp	613
8,857		Hunter Douglas Nv	433
199,942	e	Kimball International, Inc (Class B)	1,704
498,086	*,e	Kinetic Concepts, Inc	18,752
285,490	e	La-Z-Boy, Inc	2,721
16,894	*	Lear Corp	1,143
702,094	e	Leggett & Platt, Inc	14,322
2,807,273	e	Masco Corp	38,767
709		Mecalux S.A.	14
70,000		Okamura Corp	321

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,300	e	Paramount Bed Co Ltd	$747
38,809		Recticel S.A.	278
222,201	*,e	Sealy Corp	702
46,769	*,e	Stanley Furniture Co, Inc	475
363,935	e	Steelcase, Inc (Class A)	2,315
449,456	*	Tempur-Pedic International, Inc	10,621
115,000		Uchida Yoko Co Ltd	302

		TOTAL FURNITURE AND FIXTURES	118,779

FURNITURE AND HOME FURNISHINGS STORES - 0.22%
892,051	*	Bed Bath & Beyond, Inc	34,459
1,797,940		Best Buy Co, Inc	70,946
56,500		Best Denki Co Ltd	197
50,408		Carpetright plc	764
1,004,000	*,b,e	Circuit City Stores, Inc	6
4,604,532	*,e	DSG International PLC	2,699
115,440		Dunelm Group plc	706
138,200	e	EDION Corp	1,493
626,565	*,e	GameStop Corp (Class A)	13,747
97,182	e	Grupo Elektra S.A. de CV	4,774
109,491	e	GUD Holdings Ltd	884
2,560,942	e	Harvey Norman Holdings Ltd	9,655
97,711	e	Haverty Furniture Cos, Inc	1,342
56,152	*,e	hhgregg, Inc	1,237
218,156		JB Hi-Fi Ltd	4,404
628,778		Kesa Electricals plc	1,511
214,578		Knoll, Inc	2,217
54,000	e	Kohnan Shoji Co Ltd	581
65,300	e	Kojima Co Ltd	383
47,000		Komeri Co Ltd	1,254
82,200	e	K’s Holdings Corp	2,468
135,958		Nitori Co Ltd	10,120
520,600	*	Pier 1 Imports, Inc	2,650
61,239		Poltrona Frau S.p.A.	73
746,973		RadioShack Corp	14,566
32,182	*,e	Rex Stores Corp	452
73,600		Shimachu Co Ltd	1,451
1,711,972		Steinhoff International Holdings Ltd	4,796
174,527	*,e	Tuesday Morning Corp	450
710,840		Williams-Sonoma, Inc	14,770
196,438		Yamada Denki Co Ltd	13,252

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	218,307

GENERAL BUILDING CONTRACTORS - 0.38%
31,041		Ackermans & Van Haaren	2,306
89,617		ACS Actividades Cons y Servicios S.A.	4,480

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,338,948		AMEC plc	$17,059
9,306	*,e	Amrep Corp	127
34,000	*	AMREP CORP	0	^
49,200	*	Arnest One Corp	499
321,016		Asunaro Aoki Construction Co Ltd	1,710
31,746	*,e	Avatar Holdings, Inc	540
682,513		Aveng Ltd	3,677
2,083,424	e	Balfour Beatty plc	8,670
1,283,665	*	Barratt Developments plc	2,554
195,660	*,e	Beazer Homes USA, Inc	947
150,927		Bellway plc	1,989
155,378	*	Berkeley Group Holdings plc	2,049
29,259		Bird Construction, Income Fund	962
166,401		Bovis Homes Group plc	1,163
49,468	e	Brookfield Homes Corp	396
74,000	*	BWG Homes ASA	215
769,184		Carillion plc	3,756
35,986	*,e	Cavco Industries, Inc	1,293
3,240,400		Century City International	241
865,539		Cheung Kong Infrastructure Holdings Ltd	3,291
6,449,080	e	China Overseas Land & Investment Ltd	13,513
237,000	e	Daikyo, Inc	511
167,157		Daito Trust Construction Co Ltd	7,915
1,755,624		Daiwa House Industry Co Ltd	18,877
513,509		DLF Ltd	3,947
1,330,161	e	DR Horton, Inc	14,459
33,257	e	Eiffage S.A.	1,874
621,000		Farglory Land Development Co Ltd	1,375
817,488		Fletcher Building Ltd	4,717
82,000		Fujitec Co Ltd	445
102,301	e	Galliford Try PLC	512
2,642,303	e	Haseko Corp	1,885
292,775		Hellenic Technodomiki Tev S.A.	2,154
77,760		Hochtief AG.	5,931
260,999	*,e	Hovnanian Enterprises, Inc (Class A)	1,002
1,299,370		IJM Corp BHD	1,695
547,555		Impregilo S.p.A.	1,943
217,202		Interserve plc	674
67,594		J&P-Avax SA	267
104,241		JM AB	1,781
598,215		Kajima Corp	1,210
249,454	e	KB Home	3,413
41,870		Kier Group plc	692
143,631		Koninklijke BAM Groep NV	1,485
7,446		Lemminkainen Oyj	257
300,060	e	Lend Lease Corp Ltd	2,770

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

610,669	e	Lennar Corp (Class A)	$7,798
380,611	*	Leopalace21 Corp	1,577
114,571	*	M/I Homes, Inc	1,190
150,000		Maeda Corp	410
4,426		Maisons France Confort	161
116,872	e	McGrath RentCorp	2,613
582,544		MDC Holdings, Inc	18,082
92,694	e	Mears Group PLC	417
181,143	*,e	Meritage Homes Corp	3,501
66,929		Michaniki S.A.	111
7,000		Michaniki S.A. (Preference)	10
59,000		Mitsui Home Co Ltd	284
205,546		Mota Engil SGPS S.A.	1,157
306,549		MRV Engenharia e Participacoes S.A.	2,483
77,541	e	NCC AB (B Shares)	1,271
53,794	*,e	NVR, Inc	38,231
470,670		Obayashi Corp	1,602
1,053,000	*	Pacific Century Premium Developments Ltd	285
573,000		Paliburg Holdings Ltd	207
120,000	e	PanaHome Corp	773
9,222	*	PBG S.A.	652
212,632		Peab AB (Series B)	1,363
348,000		Penta-Ocean Construction Co Ltd	343
132,171	*,e	Perini Corp	2,390
526,620	e	Persimmon plc	3,982
1,713,917	*,e	Pulte Homes, Inc	17,139
697,815	f	Puravankara Projects Ltd	1,371
385,703	*	Redrow plc	825
17,062	e	Renta Corp Real Estate S.A.	72
1,357	*,m	Renta Corp Real Estate S.A. (New)	6
224,102		ROK plc	155
195,755		Ruukki Group Oyj	601
722,243	e	Ryland Group, Inc	14,228
42,175	e	Sacyr Vallehermoso S.A.	484
1,393,699		Sekisui Chemical Co Ltd	8,670
607,209		Sekisui House Ltd	5,512
439,168	e	Shimizu Corp	1,577
79,042		Skanska AB (B Shares)	1,341
140,139		Sobha Developers Ltd	731
18,381		SRV Group plc	155
560,802	*,e	Standard-Pacific Corp	2,097
202,400	e	Sumitomo Forestry Co Ltd	1,527
173,698	e	Sunland Group Ltd	128
769,976		Taisei Corp	1,321
129,493	e	Takamatsu Corp	1,635
963,432	*	Talaat Moustafa Group	1,212

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,158,832	*	Taylor Woodrow plc	$3,231
92,425	*	Team, Inc	1,739
10,024		Tekfen Holding AS	33
40,995		Terna Energy S.A.	370
338,000	e	Toda Corp	1,083
18,000		Token Corp	404
92,930		Tokyu Construction Co Ltd	226
420,193	*	Toll Brothers, Inc	7,904
584,082	*,e	Urbi Desarrollos Urbanos S.A. de C.V	1,312
108,700		Veidekke ASA	930
765,937	e	Vinci S.A.	43,099
33,000	*	Yahagi Construction Co Ltd	214
172,366		YIT Oyj	3,557
2,280,893		YTL Corp BHD	4,855

		TOTAL GENERAL BUILDING CONTRACTORS	373,865

GENERAL MERCHANDISE STORES - 1.51%
303,727	*,e	99 Cents Only Stores	3,970
423,429		Aeon Co Ltd	3,437
26,300		Arc Land Sakamoto Co Ltd	287
354,335	*	Big Lots, Inc	10,269
829,302	*,e	BJ’s Wholesale Club, Inc	27,126
261,043		Casey’s General Stores, Inc	8,332
47,673	*,e	Conn’s, Inc	278
1,846,036		Costco Wholesale Corp	109,229
76,600	*,e	Daiei, Inc	264
990,116	e	David Jones Ltd	4,764
285,772	e	Dillard’s, Inc (Class A)	5,272
100,600	*,e	Dollar General Corp	2,256
191,700	e	Don Quijote Co Ltd	4,652
12,007		Dufry Group	814
726,803		Family Dollar Stores, Inc	20,227
2,239,671		Far Eastern Department Stores Co Ltd	2,569
241,690		Fred’s, Inc (Class A)	2,465
1,474,000	e	Golden Eagle Retail Group Ltd	2,990
155,000	e	Hankyu Department Stores, Inc	898
31,297		Hyundai Department Store Co Ltd	3,021
458,465	e	Isetan Mitsukoshi Holdings Ltd	4,140
870,111	e	J Front Retailing Co Ltd	3,843
44,000	e	Japan Airport Terminal Co Ltd	597
1,934,986		JC Penney Co, Inc	51,490
164		Jelmoli Holding AG.	72
93,000	e	Joshin Denki Co Ltd	726
363,302	e	Keio Corp	2,192
1,080,358	e	Kintetsu Corp	3,581
358,000		Lifestyle International Holdings Ltd	666

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

500,400		Lojas Americanas S.A.	$4,464
131,700		Lojas Renner S.A.	2,973
3,668,324		Macy’s, Inc	61,481
284,091		Marks & Spencer Group plc	1,836
165,938		Marui Co Ltd	1,022
36,600	e	Matsuya Co Ltd	330
434,000		Metro Holdings Ltd	243
99,070		Mothercare plc	1,087
4,348,222	*	Myer Holdings Ltd	14,217
1,228,000		New World Department Store China Ltd	1,121
1,211,553		Next plc	40,510
36,039		North West Co Fund	655
418,666	e	Odakyu Electric Railway Co Ltd	3,213
219,232		Pantaloon Retail India Ltd	1,783
5,122,000	*	PCD Stores Ltd	1,988
116,610		PPR	13,997
48,157		Rallye S.A.	1,682
26,181		Reject Shop Ltd	331
136,281	*	Retail Ventures, Inc	1,212
56,000	e	Ryohin Keikaku Co Ltd	2,038
333,205		SACI Falabella	1,967
3,162,237	*,e	Saks, Inc	20,744
50,525	*	Sears Canada, Inc	1,169
149,372	*,e	Sears Holdings Corp	12,465
62,276		Shinsegae Co Ltd	28,765
489,251		SM Investments Corp	3,451
222,835	*,e	Stein Mart, Inc	2,375
36,207		Stockmann Oyj Abp (B Share)	985
204,686	e	Takashimaya Co Ltd	1,304
5,271,861		Target Corp	254,999
2,322,355		TJX Companies, Inc	84,881
517,407	e	Tobu Railway Co Ltd	2,701
1,319,968		Tokyu Corp	5,256
115,163	e	UNY Co Ltd	812
4,195,658	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	18,826
11,351,291		Wal-Mart Stores, Inc	606,726
215,943		Warehouse Group Ltd	659

		TOTAL GENERAL MERCHANDISE STORES	1,484,695

HEALTH SERVICES - 0.93%
8,800	*	Ain Pharmaciez Inc	212
129,304	*,e	Alliance Imaging, Inc	738
220,819	*	Allied Healthcare International, Inc	643
33,884	*,e	Almost Family, Inc	1,339
175,979	*,e	Amedisys, Inc	8,546
65,099		America Service Group, Inc	1,033

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,171	*	American Dental Partners, Inc	$1,034
1,680,768		AmerisourceBergen Corp	43,818
160,888	*	Amsurg Corp	3,543
48,520	*	Assisted Living Concepts, Inc (A Shares)	1,279
9,289	*	Assura Group Ltd	5
43,366		Athens Medical Center S.A.	81
2,299,400		Bangkok Dusit Medical Service PCL	1,716
16,465		Biogaia AB (B Shares)	183
38,384		BioMerieux	4,485
57,773	*	Bio-Reference Labs, Inc	2,264
22,400		BML, Inc	611
161,258		Brookdale Senior Living, Inc	2,933
51,561	*,e	China Sky One Medical, Inc	1,173
9,935		Clinica Baviera S.A.	114
64,217		CML Healthcare Income Fund	850
279,482	*	Community Health Systems, Inc	9,950
154,971	*,e	Continucare Corp	677
12,619	*	Corp Dermoestetica	57
43,642	*	Corvel Corp	1,464
192,446	*,e	Covance, Inc	10,502
1,728,856	*	Coventry Health Care, Inc	41,994
190,907	*,e	Cross Country Healthcare, Inc	1,892
149,381	*	Crucell NV	2,994
141,497	*	CryoLife, Inc	908
488,533	*	DaVita, Inc	28,696
151,027		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	356
337,038	*,e	Edwards Lifesciences Corp	29,272
121,527	*	eHealth, Inc	1,997
95,160	*,e	Emeritus Corp	1,784
45,986	e	Ensign Group, Inc	707
160,393	*,e	Enzo Biochem, Inc	863
115,630	*	Evotec AG.	353
31,477	*	ExonHit Therapeutics SA	164
1,083,075	*	Express Scripts, Inc	93,632
41,586		Extendicare Real Estate Investment Trust	379
1,745,760		Fraser and Neave Ltd	5,189
197,631		Fresenius Medical Care AG.	10,484
68,727	*,e	Genomic Health, Inc	1,344
82,390	*,e	Genoptix, Inc	2,927
150,311	*	Gentiva Health Services, Inc	4,060
136,064	*	Health Grades, Inc	584
747,375	*	Health Management Associates, Inc (Class A)	5,433
498,332	e	Healthscope Ltd	2,260
1,401,463	*	Healthsouth Corp	26,305
185,926	*	Healthways, Inc	3,410
366,385	*	Immunomedics, Inc	1,176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,037	*	IPC The Hospitalist Co, Inc	$2,495
950		Japan Longlife Co Ltd	327
224,669	*,e	Kindred Healthcare, Inc	4,147
108,591		Laboratorios Almirall S.A.	1,421
524,440	*,e	Laboratory Corp of America Holdings	39,249
80,857	*	LCA-Vision, Inc	414
89,237	*,e	LHC Group, Inc	2,999
165,365	*,e	LifePoint Hospitals, Inc	5,376
324,549	*,e	Lincare Holdings, Inc	12,047
9,884	*	LVL Medical Groupe S.A.	231
197,441	*	Magellan Health Services, Inc	8,042
2,421,291		McKesson Corp	151,332
165,700	*	MDS, Inc	1,298
82,364	*	Medcath Corp	651
3,021,930	*	Medco Health Solutions, Inc	193,133
163	*	Message Co Ltd	333
28,605	e	Mindray Medical International Ltd (ADR) (Class A)	970
36,984	e	National Healthcare Corp	1,335
457,624	*,e	Nektar Therapeutics	4,265
1,549,645		Network Healthcare Holdings Ltd	2,894
122,764	*	Nighthawk Radiology Holdings, Inc	556
100,366	*,e	NovaMed, Inc	389
207,205	*	Odyssey HealthCare, Inc	3,228
340,930		Omnicare, Inc	8,244
24,724	e	Orpea	1,119
3,096	*	Osteotech, Inc	10
1,299,000	e	Parkway Holdings Ltd	2,685
147,696	*	Pediatrix Medical Group, Inc	8,878
313,538		Pharmaceutical Product Development, Inc	7,349
95,583	*,f	Pharmstandard (GDR)	1,939
14,093		Prim S.A.	138
888,426		Primary Health Care Ltd	4,759
277,560	*	Psychiatric Solutions, Inc	5,868
467,380		Quest Diagnostics, Inc	28,220
539,000		Raffles Medical Group Ltd	554
186,777		Ramsay Health Care Ltd	1,819
170,464	*	RehabCare Group, Inc	5,187
154,109	e	Rhoen Klinikum AG.	3,751
176,200	*	Select Medical Holdings Corp	1,871
109,422	*,e	Skilled Healthcare Group, Inc (Class A)	815
298,206	e	Sonic Healthcare Ltd	4,107
260,602	*	Sun Healthcare Group, Inc	2,390
215,544	*	Sunrise Senior Living, Inc	694
104,971		Synergy Healthcare plc	1,101
1,462,752	*	Tenet Healthcare Corp	7,884
426,763		Universal Health Services, Inc (Class B)	13,016

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,305	*	US Physical Therapy, Inc	$1,224
38,986	*,e	Virtual Radiologic Corp	497

		TOTAL HEALTH SERVICES	919,664

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.30%
50,884		Abengoa S.A.	1,644
111,597		Abertis Infraestructuras S.A.	2,523
357,850		Acciona S.A.	46,775
104,455	e	Aecon Group, Inc	1,498
113,738	e	Astaldi S.p.A.	974
39,932		Athens Water Supply & Sewage Co S.A.	316
46,161		Boskalis Westminster	1,777
499,082		Bouygues S.A.	25,852
84,032	*,e	Broadwind Energy, Inc	680
226,000	e	Chiyoda Corp	1,745
15,951		Compagnie d’Entreprises CFE	807
96,424	*	Comverge, Inc	1,084
4,835,799		ConnectEast Group	1,877
683,581		Costain Group PLC	266
55,142		Daelim Industrial Co	3,918
19,381	e	Fomento de Construcciones y Contratas S.A.	822
38	*	Foster Wheeler AG.	1
1,922,800		Gamuda BHD	1,457
75,138		GEK Group of Cos S.A.	662
297,221		Giken Seisakusho Co, Inc	1,529
191,238	e	Granite Construction, Inc	6,437
236,256		Great Lakes Dredge & Dock Corp	1,531
62,102		GS Engineering & Construction Corp	5,758
264,000		Guangzhou Investment Co Ltd	74
475,000	e	Hyflux Ltd	1,191
76,409		Hyundai Engineering & Construction Co Ltd	4,635
3,220,000		Jiangsu Express	2,863
57,334	*	LB Foster Co (Class A)	1,709
133,000		Maeda Road Construction Co Ltd	980
187,724	*	Matrix Service Co	1,999
400,391		Murray & Roberts Holdings Ltd	2,504
84,949	*,e	MYR Group, Inc	1,536
132,000		Nippo Corp	943
517,000		Nishimatsu Construction Co Ltd	563
73,709	e	Obrascon Huarte Lain S.A.	1,983
299,000	e	Okumura Corp	1,009
105,310		Orascom Construction Industries	4,772
123,323	*,e	Orion Marine Group, Inc	2,597
4,047,111		Saipem S.p.A.	139,669
27,300	e	SHO-BOND Holdings Co Ltd	452
72,468	*	Sterling Construction Co, Inc	1,390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,000		Taihei Dengyo Kaisha Ltd	$312
77,000	e	Takuma Co Ltd	189
44,759		Tecnicas Reunidas S.A.	2,574
262,470		Teixeira Duarte - Engenharia Construcoes S.A.	392
31,547	*	TK Development	159
337,000		Toa Corp/Tokyo	332
143,295		Tognum AG.	2,372
30,000	*	Tokyo Energy & Systems, Inc	190
49,000	e	Toshiba Plant Systems & Services Corp	619
326,000		Toyo Construction Co Ltd	143
862,450		Transurban Group	4,268
76,000	*	Yokogawa Bridge Holdings Corp	585
3,586,000		Zhejiang Expressway Co Ltd	3,303

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	296,240

HOLDING AND OTHER INVESTMENT OFFICES - 2.25%
970,401		3i Group plc	4,394
803,390		Aberdeen Asset Management plc	1,726
335,462		Acadia Realty Trust	5,659
921	e	Advance Residence Investment Corp	3,529
165,920	*,e	Affiliated Managers Group, Inc	11,175
305,432	*	Afirma Grupo Inmobiliario S.A.	142
42,738		Agree Realty Corp	995
9,428	e	Alexander’s, Inc	2,870
178,326	e	Alexandria Real Estate Equities, Inc	11,465
32,084,400	e	Allco Commercial Real Estate Investment Trust	3,179
966,570		Allied Capital Corp	3,489
30,817		Allied Properties Real Estate Investment Trust	570
36,509	*	Altamir Amboise	273
466,020	e	AMB Property Corp	11,907
316,059		American Campus Communities, Inc	8,881
67,760		American Capital Agency Corp	1,798
106,238	*,e	Ampal American Israel (Class A)	287
3,377,004		Annaly Mortgage Management, Inc	58,592
596,399		Anworth Mortgage Asset Corp	4,175
375,398		Apartment Investment & Management Co (Class A)	5,976
18,500	*	Apollo Commercial Real Estate Finance, Inc	333
183,321		ARC Energy Trust	3,495
22,251		Artis Real Estate Investment Trust	242
1,374,115		Ascendas Real Estate Investment Trust	2,157
531,000		Ascott Residence Trust	452
337,372	*,e	Ashford Hospitality Trust, Inc	1,565
556,741	e	Ashmore Group plc	2,436
108,764	e	Associated Estates Realty Corp	1,226
310,825	e	Atrium European Real Estate Ltd	2,092
936,445	e	Australian Infrastructure Fund	1,489

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

418,603		AvalonBay Communities, Inc	$34,371
217,026		Ayala Corp	1,416
578,066	e	Babcock & Brown Japan Property Trust	203
1,195,161	e	Babcock & Brown Wind Partners	1,488
2,073		Bajaj Finserv Ltd	15
57,168		Bajaj Holdings and Investment Ltd	2,153
20,837	e	Befimmo SCA Sicafi	1,848
3,441		Bellevue Group AG.	116
553,287	e	BioMed Realty Trust, Inc	8,731
276	e	BLife Investment Corp	1,220
68,359		Boardwalk Real Estate Investment Trust	2,422
861,124		Boston Properties, Inc	57,756
662,686		Brandywine Realty Trust	7,555
171,869		BRE Properties, Inc (Class A)	5,685
475,648		Brewin Dolphin Holdings PLC	1,058
1,568,000		Brightoil Petroleum Holdings Ltd	1,917
696,791		Brookfield Asset Management, Inc	15,583
315,733	*,e	BTG plc	883
391,343		Bunnings Warehouse Property Trust	652
60,675		Calloway Real Estate Investment Trust	1,132
846,000		Cambridge Industrial Trust	269
389,777		Camden Property Trust	16,515
41,591		Canadian Apartment Properties REIT	559
46,256		Canadian Real Estate Investment Trust	1,199
55,602	*,e	Cape Bancorp, Inc	374
4,028,600		CapitaCommercial Trust	3,336
346,445	e	Capital Lease Funding, Inc	1,517
14,901	e	Capital Southwest Corp	1,174
91,000	*	CapitaMalls Asia Ltd	165
670,000	e	CapitaRetail China Trust	606
347,812		Capstead Mortgage Corp	4,748
73,336	e	Care Investment Trust, Inc	571
854,354		CBL & Associates Properties, Inc	8,262
863,000	e	CDL Hospitality Trusts	1,068
204,225	e	Cedar Shopping Centers, Inc	1,389
1,291,486	e	CFS Gandel Retail Trust	2,199
641,252		Challenger Diversified Property Group	267
705,775		Charter Hall Group	441
42,540	e	Cherokee, Inc	758
1,481,799	e	China Merchants Holdings International Co Ltd	4,780
219,319		CI Financial Corp	4,613
47,707	*	Climate Exchange plc	488
15,154	e	Cofinimmo	2,142
166,914		Cogdell Spencer, Inc	945
366,939	e	Colonial Properties Trust	4,304
68,800		Colony Financial, Inc	1,401

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,398		Cominar Real Estate Investment Trust	$618
3,374,045	e	Commonwealth Property Office Fund	2,922
4,776		Compagnie Financiere Tradition S.A.	567
290,757		Companhia de Concessoes Rodoviarias	6,662
45,802		Corp Financiera Alba	2,392
251,141		Corporate Office Properties Trust	9,199
361,584		Cousins Properties, Inc	2,759
25,100	*	CreXus Investment Corp	350
984	e	DA Office Investment Corp	2,090
1,011,000		Dah Chong Hong Holdings Ltd	428
109,494	e	Danvers Bancorp, Inc	1,422
2,316,504		DB RREEF Trust	1,757
1,143,252	e	DCT Industrial Trust, Inc	5,739
16,239		Deutsche Beteiligungs AG.	398
834,100	e	Developers Diversified Realty Corp	7,724
668,315		DiamondRock Hospitality Co	5,661
318,044	e	Digital Realty Trust, Inc	15,991
101,812	e	Domino’s Pizza UK & IRL plc	489
406,017		Douglas Emmett, Inc	5,786
1,900,885		Duke Realty Corp	23,134
55,203		Dynex Capital, Inc	482
35,495	*	East Capital Explorer AB	331
140,490		EastGroup Properties, Inc	5,378
50,137	*	Eco Business-Immobilien AG.	311
263,793		Education Realty Trust, Inc	1,277
998,000		Emperor International Holdings	214
253,634		Entertainment Properties Trust	8,946
70,833	*	EOS Russia AB	385
160,275	e	Equity Lifestyle Properties, Inc	8,089
159,125		Equity One, Inc	2,573
1,158,076		Equity Residential	39,120
90,473	e	Essex Property Trust, Inc	7,568
27,723		Eurazeo	1,923
479,635		Extra Space Storage, Inc	5,540
287,693	e	Federal Realty Investment Trust	19,483
421,932	*,e	FelCor Lodging Trust, Inc	1,519
1,510	*	First Hungary Fund	0	^
274,198		First Industrial Realty Trust, Inc	1,434
1,598,400	*a,m	First NIS Regional Fund SICAV	16
145,850		First Potomac Realty Trust	1,833
36,982	e	Fonciere Des Regions	3,782
33,696	*	Formuepleje Safe AS	750
2,324,000		Fortune Real Estate Investment Trust	937
2,291,000		Fosun International	1,588
318,117		Franklin Street Properties Corp	4,648
4,618,000		Franshion Properties China Ltd	1,616

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

391,000		Frasers Centrepoint Trust	$387
267	*	Frontier Real Estate Investment Corp	1,898
129	*	Fukuoka REIT Corp	674
3,408,340		Genting BHD	7,265
321,070	*	Getin Holding S.A.	987
79,915		Getty Realty Corp	1,880
21,725		Gimv NV	1,135
113,315		Gladstone Capital Corp	873
41,130	e	Gladstone Commercial Corp	552
1,420,813	e	Glimcher Realty Trust	3,836
153	*,e	Global One Real Estate Investment Corp	1,035
13,382,588		GOME Electrical Appliances Holdings Ltd	4,819
811,249		Goodman Property Trust	629
3,374,667		GPT Group	1,813
631,978	*,e	Gramercy Capital Corp	1,637
67,857		Groupe Bruxelles Lambert S.A.	6,407
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
435,198	e	Groupe Eurotunnel S.A.	4,073
93,974		GS Holdings Corp	2,723
8,693,103		Guinness Peat Group plc	5,287
189		Hankyu Reit, Inc	724
134,349	*,e	Harris & Harris Group, Inc	614
203,028	e	Hatteras Financial Corp	5,677
1,073,175	e	HCP, Inc	32,775
553,364		Health Care REIT, Inc	24,525
324,055	e	Healthcare Realty Trust, Inc	6,954
22,071		Heineken Holding NV	923
229,186	e	Hersha Hospitality Trust	720
393,866	e	Highwoods Properties, Inc	13,135
189,133	*,e	Hilltop Holdings, Inc	2,202
675,200		HKR International Ltd	285
180,891	e	Home Properties, Inc	8,630
414,299		Hospitality Properties Trust	9,823
3,710,914		Host Marriott Corp	43,306
1,492,707		HRPT Properties Trust	9,658
533,367	*,e	Immoeast AG.	2,928
128		Industrial & Infrastructure Fund Investment Corp	338
544,637		Infratil Ltd	631
3,163,426	e	ING Industrial Fund	1,354
343,532	e	Inland Real Estate Corp	2,800
306,898		Intek S.p.A.	131
8,691		Intervest Offices	274
56,820	e	Invesco Mortgage Capital, Inc	1,293
2,863,480		Investimentos Itau S.A.	19,490
363,802		Investors Real Estate Trust	3,274
1,180,000	e	iShares MSCI Canada Index Fund	31,069

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,220,171	e	iShares MSCI EAFE Index Fund	$67,476
267,741	*	ISHARES MSCI EMERGING MKT	11,111
1,800,000	e	iShares MSCI Japan Index Fund	17,532
473,307	e	iShares Russell 2000 Index Fund	29,468
608,566	*,e	iStar Financial, Inc	1,558
118,618	e	Jafco Co Ltd	2,871
1,635,000		Japan Asia Investment Co Ltd	900
403		Japan Excellent, Inc	1,796
223	*	Japan Logistics Fund Inc	1,634
2,527		Japan Prime Realty Investment Corp	5,251
663		Japan Real Estate Investment Corp	4,888
1,303	*	Japan Retail Fund Investment Corp	5,860
1,200	e	Joint Reit Investment Corp	2,379
46,688	*	KBC Ancora	1,067
1,635	*	Kenedix Realty Investment Corp	4,476
247,129	e	Kilroy Realty Corp	7,579
2,495,383		Kimco Realty Corp	33,763
208,860		Kite Realty Group Trust	850
1,108,399		Kiwi Income Property Trust	837
738,000		K-REIT Asia	574
7,084,000	e	KWG Property Holding Ltd	5,404
375,480		LaSalle Hotel Properties	7,971
600,178	e	Lexington Corporate Properties Trust	3,649
171,905		LG Corp	10,738
337,988		Liberty Property Trust	10,819
937,000		Lippo-Mapletree Indonesia Retail Trust	334
125,902		LTC Properties, Inc	3,368
26,222		Lundbergs AB (B Shares)	1,328
611,603	e	Macerich Co	21,987
433,358	e	Mack-Cali Realty Corp	14,981
1,752,086	e	Macquarie CountryWide Trust	909
3,830,709	e	Macquarie Infrastructure Group	4,563
517,558		Macquarie Leisure Trust Group	790
2,508,000	e	Macquarie MEAG Prime REIT	933
418,062		Macquarie Media Group Ltd	717
7,279,775	e	Macquarie Office Trust	2,005
33,423	e	Main Street Capital Corp	539
2,952,000		Mapletree Logistics Trust	1,642
567,445		Marfin Investment Group S.A	1,609
31,245	*	Martifer SGPS S.A.	149
427,101	e	Medical Properties Trust, Inc	4,271
97,824	e	Meinl Airports International AG.	280
2,563,213	*,e	Melco International Development	1,173
10,497	*	METabolic EXplorer S.A.	98
1,514,786		MFA Mortgage Investments, Inc	11,134
195		MID Reit, Inc	413

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

179,470		Mid-America Apartment Communities, Inc	$8,665
352,721		Mission West Properties, Inc	2,536
10,116		Mobimo Holding AG.	1,724
120,214	e	Monmouth Real Estate Investment Corp (Class A)	894
35,221		Morguard Real Estate Investment Trust	440
169		Mori Hills REIT Investment Corp	519
146		Mori Trust Sogo Reit, Inc	1,176
7,246		MPC Muenchmeyer Petersen Capital AG.	45
107,466	e	MVC Capital, Inc	1,268
132,477		National Health Investors, Inc	4,900
450,694		National Retail Properties, Inc	9,564
35,161		Nationale A Portefeuille	1,871
593,712		Nationwide Health Properties, Inc	20,887
39,347		Nieuwe Steen Investments NV	804
273		Nippon Accommodations Fund, Inc	1,428
354		Nippon Building Fund, Inc	2,690
1,205	*,e	Nippon Commercial Investment Corp	1,750
2,242		Nippon Residential Investment Corp	5,446
637		Nomura Real Estate Office Fund, Inc	3,464
271		Nomura Real Estate Residential Fund, Inc	985
16,569		Northern Property Real Estate Investment Trust	347
309,466	e	NorthStar Realty Finance Corp	1,061
848,759	e	NWS Holdings Ltd	1,558
432,662		Omega Healthcare Investors, Inc	8,415
15,375		Orascom Development Holding AG.	1,083
50,039		Oresund Investment AB	879
443	*	Orix JREIT, Inc	2,212
5,784		OZ Holding AG.	182
490,000		Parkway Life Real Estate Investment Trust	424
136,286	e	Parkway Properties, Inc	2,837
18,517		Partners Group	2,335
261,529	e	Pennsylvania Real Estate Investment Trust	2,213
55,070	*,e	Pennymac Mortgage Investment Trust	946
165,324	*	Pinetree Capital Ltd	338
1,334,744	e	Plum Creek Timber Co, Inc	50,400
1,829,000		Poly Hong Kong Investment Ltd	2,267
6,466,160		Polytec Asset Holdings Ltd	1,435
121,100		Porto Seguro S.A.	1,404
267,440		Post Properties, Inc	5,242
194,366	e	Potlatch Corp	6,196
844		Premier Investment Co	2,764
107,222		Premier Investments Ltd	799
43,716		Primaris Retail Real Estate Investment Trust	675
1,915,917	e	Prologis	26,229
291,525	e	Prospect Capital Corp	3,443
1,246,000		Prosperity REIT	213

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

134,876		PS Business Parks, Inc	$6,751
572,954		Public Storage, Inc	46,667
421,707	e	RAIT Investment Trust	552
110,601	e	Ramco-Gershenson Properties	1,055
54,792	e	Rathbone Brothers	706
209,680		Ratos AB (B Shares)	5,402
451,765	e	Realty Income Corp	11,705
2,474,262		Redefine Income Fund Ltd	2,395
453,435		Redwood Trust, Inc	6,557
60,016,000		Regal Real Estate Investment Trust	12,704
450,695	e	Regency Centers Corp	15,801
1,969,983	*	Resolution Ltd	2,846
126,239		Resource Capital Corp	621
168,590		RioCan Real Estate Investment Trust	3,200
31,291		Saul Centers, Inc	1,025
15,163	e	SBI Holdings, Inc	2,715
405,644		Senior Housing Properties Trust	8,871
1,052,000		Shanghai Industrial Holdings Ltd	5,336
2,276,500	e	Shimao Property Holdings Ltd	4,268
690,294	*	Shinhan Financial Group Co Ltd	25,544
1,407,643	e	Simon Property Group, Inc	112,331
608,043	e	SL Green Realty Corp	30,548
15,922		Societe Fonciere Financiere et de Participations FFP	1,016
17,400		Societe Immobiliere de Location pour l’Industrie et le Commerce	2,122
124,983	*	Sonae Capital SGPS S.A.	148
143,612		Sovran Self Storage, Inc	5,131
1,610,887		SPDR Trust Series 1	179,518
54,516	*,e	SRS Labs, Inc	400
1,191,383	e	Starwood Property Trust, Inc	22,505
373,426	*,e	Strategic Hotels & Resorts, Inc	695
79,273	e	Sun Communities, Inc	1,566
2,658,000		Sunlight Real Estate Investment Trust	656
593,547	e	Sunstone Hotel Investors, Inc	5,271
2,730,000	e	Suntec Real Estate Investment Trust	2,613
227,246	e	Tanger Factory Outlet Centers, Inc	8,860
325,817	e	Taubman Centers, Inc	11,700
3,089,400	*	TM International BHD	2,747
6,300	*	Tokyu Community Corp	138
566	*,e	Tokyu REIT, Inc	3,036
1,255		Top REIT Inc	5,574
1,256	*,e	Transcontinental Realty Investors, Inc	15
679,057	e	UDR, Inc	11,164
46,105	e	UMH Properties, Inc	391
714		United Urban Investment Corp	3,774
53,000		Universal Health Realty Income Trust	1,698
107,137	*	Uranium Participation Corp	676

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

107,098		Urstadt Biddle Properties, Inc (Class A)	$1,635
461,090		U-Store-It Trust	3,375
941,163	*	Vantage Drilling Co	1,515
39,838		Vastned Offices/Industrial	672
618,717	e	Ventas, Inc	27,063
1,416,349	e	Virgin Media, Inc	23,837
38,296	*	Virtus Investment Partners, Inc	609
785,638	e	Vornado Realty Trust	54,948
907,295		WABCO Holdings, Inc	23,399
132,966		Walter Investment Management Corp	1,905
307,865	e	Washington Real Estate Investment Trust	8,482
332,167		Weingarten Realty Investors	6,574
44,026	e	Wendel	2,675
7,791,620		Westfield Group	87,204
250,000		Westway Group, Inc	1,275
4,288,191	e	Wharf Holdings Ltd	24,610
53,514		Winthrop Realty Trust	581

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,214,137

HOTELS AND OTHER LODGING PLACES - 0.30%
917,815		Accor S.A.	50,225
119,299	e	Ameristar Casinos, Inc	1,817
3,400,500		Banyan Tree Holdings Ltd	1,840
121,408	*,e	Bluegreen Corp	294
376,554	*	Boyd Gaming Corp	3,152
90,757	e	Choice Hotels International, Inc	2,873
45,032	*	Club Mediterranee S.A.	824
931,783	e	Crown Ltd	6,667
84,000		Fujita Kanko, Inc	336
201,590	*,e	Gaylord Entertainment Co	3,981
523,399		Great Eagle Holdings Ltd	1,357
195,151	*,e	Great Wolf Resorts, Inc	463
88,203		Holidaybreak plc	319
458,255		Hongkong & Shanghai Hotels	668
307,000		Hotel Properties Ltd	480
129,400	*	Hyatt Hotels Corp	3,857
450,000		Indian Hotels Co Ltd	989
785,750		Intercontinental Hotels Group plc	11,290
83,321	*	Isle of Capri Casinos, Inc	623
11,300		Kyoritsu Maintenance Co Ltd	156
5,068,000	*	Lai Sun Development	86
1,546,888	*,e	Las Vegas Sands Corp	23,111
104,881		Marcus Corp	1,345
1,086,463	e	Marriott International, Inc (Class A)	29,606
1,045,636	*,e	MGM Mirage	9,536
192,364		Millennium & Copthorne Hotels plc	1,147
6,875,696		Minor International PCL	2,331

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,001	*,e	Monarch Casino & Resort, Inc	$381
110,499	*,e	Morgans Hotel Group Co	501
107,885	e	NH Hoteles S.A.	569
422,000	e	Nishi-Nippon Railroad Co Ltd	1,586
714,581	*,e	Orient-Express Hotels Ltd (Class A)	7,246
84,645	*,e	Outdoor Channel Holdings, Inc	491
9,528		Pierre & Vacances	732
74,089	*,e	Red Lion Hotels Corp	366
631,000		Regal Hotels International Holdings Ltd	262
43,800		Resorttrust, Inc	518
112,489	e	Rezidor Hotel Group AB	381
24,123,200	*	Sands China Ltd	29,433
2,141,013		Shangri-La Asia Ltd	4,011
69,283		Sol Melia S.A.	587
756,000		Stamford Land Corp Ltd	220
1,128,140	e	Starwood Hotels & Resorts Worldwide, Inc	41,256
41,580		Thomas Cook Group plc	154
91,257		TUI Travel plc	374
121,294		United Overseas Land Ltd	350
158,359	*,e	Vail Resorts, Inc	5,986
945,081		Wyndham Worldwide Corp	19,062
5,655,200	*,e	Wynn Macau Ltd	6,966
224,129	*	Wynn Resorts Ltd	13,051

		TOTAL HOTELS AND OTHER LODGING PLACES	293,856

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.26%
3,387,456		3M Co	280,041
136,028	*,e	3PAR, Inc	1,612
65,750	e	Aaon, Inc	1,281
4,613,904		Acer, Inc	13,845
398,756		Actuant Corp (Class A)	7,389
363,978		Advantech Co Ltd	813
16,200	*	AG Growth International Inc	539
1,888,810	*,e	AGCO Corp	61,084
34,800		Aichi Corp	131
70,300		Aida Engineering Ltd	206
159,225		Aixtron AG.	5,351
43,619		Alamo Group, Inc	748
126,739	e	Alfa Laval AB	1,753
281,854	*,e	Allis-Chalmers Energy, Inc	1,063
271,173		Alstom RGPT	18,965
172,309	*	Altra Holdings, Inc	2,128
225,588		Amada Co Ltd	1,413
76,200	e	Amano Corp	654
57,069		Ampco-Pittsburgh Corp	1,799
70,028		Andritz AG.	4,037
15,305,755		Applied Materials, Inc	213,363

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,629	*,e	Argan, Inc	$527
63,000		Asahi Diamond Industrial Co Ltd	452
69,199	*,e	ASM International NV	1,746
590,448	e	ASM Pacific Technology	5,582
565,639		ASML Holding NV	19,312
94,083	*,e	Astec Industries, Inc	2,535
24,401	*,e	A-TEC Industries AG.	302
721,534	e	Atlas Copco AB (A Shares)	10,606
56,823		Atlas Copco AB (B Shares)	741
122,343	*	ATS Automation Tooling Systems, Inc	875
514		Belimo Holding AG.	571
1,608,120		Benq Corp	1,013
15,407		Biesse S.p.A.	117
181,525		Black & Decker Corp	11,768
106,026		Black Box Corp	3,005
190,558	*	Blount International, Inc	1,925
43,521	*,e	Bolt Technology Corp	480
188,285	e	Bradken Ltd	1,145
1,553,503		Brambles Ltd	9,422
294,388	e	Briggs & Stratton Corp	5,508
2,362,601	*,e	Brocade Communications Systems, Inc	18,027
340,018	*	Brooks Automation, Inc	2,917
765,211		Brother Industries Ltd	8,800
8,539		Bucher Industries AG.	920
277,058		Bucyrus International, Inc (Class A)	15,618
6,338		Burckhardt Compression Holding AG.	1,125
11,145		BWT AG.	311
21,300		Canon Finetech, Inc	280
1,515,311		Canon, Inc	64,459
44,503		Cargotec Corp (B Shares)	1,225
693,305		Carlisle Cos, Inc	23,753
46,837	e	Cascade Corp	1,288
156,686	e	Casio Computer Co Ltd	1,254
2,176,078	e	Caterpillar, Inc	124,016
333,215		Charter International plc	3,860
457,081		Chicony Electronics Co Ltd	1,101
7,169	*,e	China Automotive Systems, Inc	134
2,797,000		China Railway Construction Corp	3,564
2,296,000	*,e	China Zhongwang Holdings Ltd	1,829
409,866	*	Cirrus Logic, Inc	2,795
197,788		Citizen Watch Co Ltd	1,143
79,300		CKD Corp	604
451,912		Clevo Co	730
116,830	*,e	Colfax Corp	1,407
107,015	*	Columbus McKinnon Corp	1,462
6,815,110		Compal Electronics, Inc	9,414

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

288,081	*	Cray, Inc	$1,849
667,278		Cummins, Inc	30,601
251,379		Curtiss-Wright Corp	7,873
101,876	*	Customers Ltd	267
159,003	*	Cymer, Inc	6,103
115,500		Daifuku Co Ltd	738
45,000		Daihatsu Diesel Manufacturing Co Ltd	164
196,903		Daikin Industries Ltd	7,777
48,186	e	Danieli & Co S.p.A.	1,197
131,422		Danieli & Co S.p.A. (RSP)	1,733
21,915		Datalogic S.p.A.	127
1,426,379		Deere & Co	77,154
7,423,198	*	Dell, Inc	106,598
2,260,964		Delta Electronics, Inc	7,112
75,531	e	Deutz AG.	365
227,614		Diebold, Inc	6,476
33,000	e	Disco Corp	2,067
353,954		Donaldson Co, Inc	15,057
268,800	e	Dongfang Electric Co Ltd	1,433
89,410		Doosan Infracore Co Ltd	1,255
1,132,478		Dover Corp	47,122
288,933	*	Dresser-Rand Group, Inc	9,133
141,179	*	Dril-Quip, Inc	7,974
9,731		Duerr AG.	234
27,000		Eagle Industry Co Ltd	136
683,000	e	Ebara Corp	2,950
537,554	e	Electrolux AB (Series B)	12,632
10,515,072	*	EMC Corp	183,699
3,957,524		Emerson Electric Co	168,592
412,462	*	Emulex Corp	4,496
224,693	*,e	Ener1, Inc	1,425
36,943		Enerflex Systems, Income Fund	511
123,430	*,e	ENGlobal Corp	386
113,370	*,e	EnPro Industries, Inc	2,994
727,614	*	Entegris, Inc	3,842
5,624		Envitec Biogas AG.	102
37,733	*	Eurotech S.p.A.	154
2,121		Exel Industries	77
494,922	*,e	Extreme Networks, Inc	1,420
181,711		Fanuc Ltd	16,936
218,438		Fenner PLC	588
24,000	e	Ferrotec	286
1,614,629		Firich Enterprises Co Ltd	4,186
87,693	*,e	Flanders Corp	391
186,244	*	Flow International Corp	574
237,334		Flowserve Corp	22,435

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

737,797	*	FMC Technologies, Inc	$42,674
73,779	*	Fortinet, Inc	1,296
96,079	*,e	Fuel Tech, Inc	785
65,500		Fuji Machine Manufacturing Co Ltd	814
842,612		FUJIFILM Holdings Corp	25,447
21,100		Fujimi, Inc	350
354,000	e	Furukawa Co Ltd	419
433,712		Gardner Denver, Inc	18,454
423,714		GEA Group AG.	9,439
3,778		Gesco AG.	192
80,065		Gildemeister AG.	1,291
87,800		Glory Ltd	1,953
894,351	*	GMR Infrastructure Ltd	1,277
67,564		Gorman-Rupp Co	1,867
301,347	e	Graco, Inc	8,609
75,393	e	Graham Corp	1,561
727	*	Grupo Empresarial San Jose	8
1,116		Gurit Holding AG.	623
43,014		Hanjin Heavy Industries & Construction Co Ltd	836
2,530,077	*	Hansen Transmissions International NV	4,455
77,368	*,e	Harbin Electric, Inc	1,589
1,130,000	e	Harbin Power Equipment	1,000
38		Harmonic Drive Systems, Inc	87
78,034	e	Heidelberger Druckmaschinen	607
15,545,445		Hewlett-Packard Co	800,747
380,853	e	Hitachi Construction Machinery Co Ltd	9,983
61,500	e	Hitachi Koki Co Ltd	707
101,000		Hitachi Kokusai Electric, Inc	882
1,182,000	*	Hitachi Zosen Corp	1,610
19,711		Homag Group AG.	299
34,300		Hoshizaki Electric Co Ltd	492
67,000		Hosokawa Micron Corp	247
34,611	*,e	Hurco Cos, Inc	512
389,654		Husqvarna AB (B Shares)	2,859
246,497		IDEX Corp	7,678
632,587		IMI PLC	5,277
142,963	*	Immersion Corp	653
737,482		Industrea Ltd	297
10,655		Industria Macchine Automatiche S.p.A.	196
45,050	e	Ingenico	1,092
298,415		Ingersoll-Rand PLC	10,665
303,985	*	Intermec, Inc	3,909
7,047,460		International Business Machines Corp	922,514
1,765,260		International Game Technology	33,134
85,532		Interpump Group S.p.A.	456
640		Interroll Holding AG.	189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

105,620	*	Intevac, Inc	$1,211
3,857,530		Inventec Co Ltd	2,308
241,000	*,e	Iseki & Co Ltd	765
2,978,092	*	Ishikawajima-Harima Heavy Industries Co Ltd	4,749
149,319	*	Isilon Systems, Inc	1,024
89,287	e	Itochu Techno-Science Corp	2,398
1,507,017		ITT Industries, Inc	74,959
1,162,122		Jabil Circuit, Inc	20,186
655,992		Japan Steel Works Ltd	8,365
151,368	e	John Bean Technologies Corp	2,575
2,711,297		Johnson Controls, Inc	73,856
1,032,508		Joy Global, Inc	53,267
92,059		JSW Steel Ltd	1,996
372,000	e	Juki Corp	383
19,998		Jungheinrich AG.	380
69,653	*	Kadant, Inc	1,112
900,000	e	Kato Works Co Ltd	1,514
230,000	*,e	Kayaba Industry Co Ltd	729
168,353	e	Kaydon Corp	6,020
118,500		KCI Konecranes Oyj	3,234
72,400	*	Keihin Corp	1,082
246,430		Kennametal, Inc	6,387
52,247		Kerself S.p.A	658
17,494		Koenig & Bauer AG.	284
2,018,853		Komatsu Ltd	42,263
3,810		Komax Holding AG	265
87,500		Komori Corp	966
97,901		Kone Oyj (Class B)	4,195
1,631,821		Konica Minolta Holdings, Inc	16,816
21,684		Krones AG.	1,101
147,000		KS Energy Services Ltd	129
792,159	e	Kubota Corp	7,269
25,387	e	KUKA AG.	433
339,201	*,e	Kulicke & Soffa Industries, Inc	1,828
235,900		Kumba Iron Ore Ltd	9,693
76,275	e	Kurita Water Industries Ltd	2,396
380,090	*	Lam Research Corp	14,903
275,379		Larsen & Toubro Ltd	9,915
250,388		Lennox International, Inc	9,775
14,929,700	e	Lenovo Group Ltd	9,252
236,458	*	Lexmark International, Inc (Class A)	6,143
76,436	e	Lindsay Manufacturing Co	3,046
2,658,746		Lite-On Technology Corp	3,995
114,748	*	Logitech International S.A.	1,990
72,604		Lufkin Industries, Inc	5,315
240,000		Makino Milling Machine Co Ltd	918

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

248,967		Makita Corp	$8,552
14,086		Manitou BF S.A.	208
395,641	e	Manitowoc Co, Inc	3,945
14,400		Mars Engineering Corp	348
44,000		Max Co Ltd	440
19,800		Melco Holdings, Inc	357
621,919		Melrose plc	1,798
75,854	e	Met-Pro Corp	806
75,403		Micron Machinery Co Ltd	762
381,504	*	Micros Systems, Inc	11,838
1,065,554		Micro-Star International Co Ltd	701
78,651	*,e	Middleby Corp	3,855
130	*	MidgardXXI, Inc	0	^
1,279,622		Mitac International	662
3,345,796		Mitsubishi Heavy Industries Ltd	11,801
138,000	e	Mitsubishi Kakoki Kaisha Ltd	352
259,835		Modine Manufacturing Co	3,076
132,100	e	Mori Seiki Co Ltd	1,193
32,759		Nacco Industries, Inc (Class A)	1,631
344,000		Nachi-Fujikoshi Corp	745
60,462	*,e	Natural Gas Services Group, Inc	1,140
222,307	*,e	Netezza Corp	2,156
231,296	*	Netgear, Inc	5,017
60,000	e	Nidec Sankyo Corp	507
94,000	*	Nippon Thompson Co Ltd	467
15,000		Nitto Kohki Co Ltd	324
37,596	*	Nordex AG.	566
193,532	e	Nordson Corp	11,840
22,200		Noritz Corp	290
2,161,811		Northrop Grumman Corp	120,738
909,638	*	NTN Corp	4,110
7,071	*,e	OC Oerlikon Corp AG.	216
182,559		OCE NV	2,238
198,477	*	Oil States International, Inc	7,798
31,800		Oiles Corp	445
1,201,000	*	Oki Electric Industry Co Ltd	996
220,000	e	Okuma Holdings, Inc	1,152
4,434	e	Omega Flex, Inc	62
5,773		ONA S.A.	941
51,000	e	Organo Corp	337
101,300	e	OSG Corp	1,053
70,500	e	Outotec Oyj	2,486
15,630		Palfinger AG.	348
503,520		Pall Corp	18,227
2,458,691	*,e	Palm, Inc	24,685
37,984	*,e	PAR Technology Corp	220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,456		Pason Systems, Inc	$907
10,652		Pfeiffer Vacuum Technology AG.	899
17,542	e	Pinguely-Haulotte	157
880,156	e	Pitney Bowes, Inc	20,032
71,975	*,e	PMFG, Inc	1,167
41,317		Primoris Services Corp	329
1,604,898		PTT Aromatics & Refining PCL	1,227
1,081,390	*,e	Quantum Corp	3,168
4,829		R Stahl AG.	112
146,641	*,e	Rackable Systems, Inc	1,028
6,120		Rational AG.	1,036
2,615,963		Raytheon Co	134,775
104,713	*	RBC Bearings, Inc	2,548
576,395		Realtek Semiconductor Corp	1,702
486,941		Rheinmetall AG.	30,915
54,676	*	Rimage Corp	948
23,300		Riso Kagaku Corp	186
317,800	*,e	Riverbed Technology, Inc	7,300
138,496		Robbins & Myers, Inc	3,257
12,200		Roland DG Corp	153
101,963	*,e	Safeguard Scientifics, Inc	1,051
1,349,689	*	SanDisk Corp	39,127
505,842		Sandvik AB	6,091
16,310		Sartorius AG.	374
109,436		Sauer-Danfoss, Inc	1,314
215,177	*	Scansource, Inc	5,745
34,789		Schindler Holding AG. (Reg)	2,624
77,446		Schindler Holding AG.	5,930
13,998	e	Schoeller-Bleckmann Oilfield Equipment AG.	669
9,296		Schulthess Group	449
186,197	*,e	Scientific Games Corp (Class A)	2,709
2,090,330		Seagate Technology, Inc	38,023
16,504		Seiko Epson Corp	267
141,734	e	Service Point Solutions S.A.	181
22,547	*,m	Service Point Solutions S.A.	29
657,210	*,e	Sevan Marine ASA	1,147
7,855,692	e	Shanghai Electric Group Co Ltd	3,612
1,676,811		Shanghai Zhenhua Port Machinery Co	1,414
106,766		ShawCor Ltd	2,996
36,000	e	Shibaura Mechatronics Corp	120
32,000	e	Shima Seiki Manufacturing Ltd	584
121,000		Shinko Electric Co Ltd	232
375,590		Shinmaywa Industries Ltd	1,149
160,063	*,e	Sigma Designs, Inc	1,713
44,354	*,e	Singulus Technologies	195
94,700		Sintokogio Ltd	674

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

117,517		SKF AB (B Shares)	$2,026
66,069		SMC Corp	7,544
63,307	e	Solarworld AG.	1,393
410,271		SPX Corp	22,442
85,028		Standex International Corp	1,708
67,600		Star Micronics Co Ltd	558
117,613	*,e	STEC, Inc	1,922
52,454		Sulzer AG.	4,115
2,266,561	*	Sumitomo Heavy Industries Ltd	11,475
156,474	*,e	Super Micro Computer, Inc	1,740
2,303,000	*	Superb Summit International Timber Co Ltd	111
556,109		Swisslog Holding AG.	468
1,176,867		Synnex Technology International Corp	2,542
2,303,653		T RAD Co Ltd	4,863
65,806	*	T-3 Energy Services, Inc	1,678
496,186	e	Tadano Ltd	2,065
8,971		Taewoong Co Ltd	577
13,300		Takeuchi Manufacturing Co Ltd	123
2,605,315	e	Tat Hong Holdings Ltd	1,937
1,668,000	e	Techtronic Industries Co	1,383
108,333	*,e	Tecumseh Products Co (Class A)	1,266
24,400		Teikoku Piston Ring Co Ltd	95
141,031		Tennant Co	3,694
1,317,043	*	Teradata Corp	41,395
670,984	*	Terex Corp	13,292
3,252,342	e	Textron, Inc	61,177
779,108		Timken Co	18,473
236,682		Tokyo Electron Ltd	15,192
73,000	e	Tokyo Kikai Seisakusho Ltd	79
45,300	e	Tokyo Seimitsu Co Ltd	547
88,600		Topre Corp	790
33,100	e	Torishima Pump Manufacturing Co Ltd	720
158,334	e	Toro Co	6,620
4,971,488		Toshiba Corp	27,586
146,000	e	Toshiba Machine Co Ltd	560
392,695	*	Toyota Tsusho Corp	5,811
257,000		Tsubakimoto Chain Co	1,011
68,000		Tsugami Corp	160
4,196,745		Tutt Bryant Group Ltd	3,209
64,005		Twin Disc, Inc	668
1,335,440		Tyco International Ltd	47,648
110,564	*	Ultratech, Inc	1,643
14,400	e	Union Tool Co	379
490,824	*	Varian Medical Systems, Inc	22,995
428,319	*,e	VeriFone Holdings, Inc	7,016
827,279	*	Verigy Ltd	10,647

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,894	*	Vestas Wind Systems AS	$602
51,818		Wacker Construction Equipment AG.	611
1,243	e	Wacom Co Ltd	2,711
1,178		Walter Meier AG.	105
150,524	e	Wartsila Oyj (B Shares)	6,033
134,261	e	Watsco, Inc	6,576
498,290		Weir Group plc	5,747
1,723,536	*	Western Digital Corp	76,095
54,815		Wincor Nixdorf AG.	3,754
2,491,588		Wistron Corp	4,825
297,937	e	Woodward Governor Co	7,678
93,800	e	Yamatake Corp	2,085
123,488	e	Yokogawa Electric Corp	1,091
12,200		Yushin Precision Equipment Co Ltd	166
7,318		Zardoya Otis S.A.	142
183,784	*,e	Zebra Technologies Corp (Class A)	5,212
305		Zehnder Group AG.	406
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,188,059

INSTRUMENTS AND RELATED PRODUCTS - 2.51%
110,179	*,e	Abaxis, Inc	2,815
156,437	*,e	Abiomed, Inc	1,367
192,754	*	Accuray, Inc	1,081
287,624	e	Advantest Corp	7,493
734,600	*	Affymetrix, Inc	4,290
35,500	*	AGA Medical Holdings, Inc	524
214,088	*	AGFA-Gevaert NV	1,380
1,736,466	*,e	Agilent Technologies, Inc	53,952
29,060		Alcon, Inc	4,776
332,355	*,e	Align Technology, Inc	5,923
1,446,996		Allergan, Inc	91,175
19,500	e	Aloka Co Ltd	138
154,822	*	Alphatec Holdings, Inc	827
480,573	*,e	American Medical Systems Holdings, Inc	9,270
66,060		American Science & Engineering, Inc	5,010
161,411		Amplifon S.p.A.	697
63,868		Analogic Corp	2,460
66,742	*	Anaren, Inc	1,004
119,774	*	Angiodynamics, Inc	1,926
120,000		Anritsu Corp	386
65,373	*	Argon ST, Inc	1,420
7,486	e	Atrion Corp	1,166
230,882	*,e	ATS Medical, Inc	746
5,906		Audika	188
76,539	e	Badger Meter, Inc	3,048
597,824		Bard (C.R.), Inc	46,570

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,175,975		Baxter International, Inc	$245,045
17,199,208	*	BB Bioventures L.P.	1,497
457,970		Beckman Coulter, Inc	29,970
1,245,824		Becton Dickinson & Co	98,246
97,400	*	Bio-Rad Laboratories, Inc (Class A)	9,395
862,000	*	Biosensors International Group Ltd	485
18,223,568	*	Boston Scientific Corp	164,011
83,776	*,e	Bovie Medical Corp	654
633,032	*	Bruker BioSciences Corp	7,634
113,812	*	Cantel Medical Corp	2,297
131,742	*,e	Cardiac Science Corp	294
90,731	*,e	CardioNet, Inc	539
565,366	*	CareFusion Corp	14,140
279,644	*,e	Cepheid, Inc	3,490
152,222	*,e	Clarient, Inc	403
151,115	e	Cochlear Ltd	9,332
112,116	*,e	Coherent, Inc	3,333
130,752		Cohu, Inc	1,824
12,055	e	Coloplast AS (Class B)	1,090
9,700	e	Compagnie Generale d’Optique Essilor International S.A.	580
165,384	*	Conmed Corp	3,771
14,677		Consort Medical plc	94
140,701	e	Cooper Cos, Inc	5,364
66,333	*,e	Cutera, Inc	564
187,722	*,e	Cyberonics, Inc	3,837
50,711	*	Cynosure, Inc (Class A)	583
1,802,929		Danaher Corp	135,579
113,070	*,e	Delcath Systems, Inc	581
668,280	e	Dentsply International, Inc	23,503
384,639	*,e	Depomed, Inc	1,289
227,585	*,e	DexCom, Inc	1,839
113,318	*	Dionex Corp	8,371
16,870		Draegerwerk AG.	723
58,570	*,e	DXP Enterprises, Inc	766
1,512,311	e	Eastman Kodak Co	6,382
87,439	*,e	Electro-Optical Sciences, Inc	906
174,253		Elekta AB (B Shares)	4,142
240,005	*	Endologix, Inc	1,267
547,539	*,e	EnteroMedics, Inc	307
129,501	e	ESCO Technologies, Inc	4,643
156,553	*	Esterline Technologies Corp	6,383
392,835	*	ev3, Inc	5,240
39,681	*,e	Exactech, Inc	687
29,563	*	Exfo Electro Optical Engineering, Inc	114
82,968	*,e	FARO Technologies, Inc	1,779
179,908	*	FEI Co	4,203

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

69,606	*,e	FGX International Holdings Ltd	$1,364
15,748		Fielmann AG.	1,161
492,726		Finmeccanica S.p.A.	7,889
838,398	*	Flir Systems, Inc	27,432
237,465	*,e	Formfactor, Inc	5,167
293,302	*	Fossil, Inc	9,843
173,397		Fresenius AG (Preference)	12,447
63,341		Fresenius SE	3,951
25,900		Furuno Electric Co Ltd	122
965,523	e	Garmin Ltd	29,642
9,671	e	Getinge AB (B Shares)	185
12,884,212	*,e	Golden Meditech Co Ltd	3,110
1,510		Guerbet	210
162,803	*	Haemonetics Corp	8,979
56,756		Hamworthy plc	243
144,459	*	Hanger Orthopedic Group, Inc	1,998
122,273	*	Harvard Bioscience, Inc	437
77,466	*	Herley Industries, Inc	1,076
239,641		Hexagon AB (B Shares)	3,514
185,339		Hillenbrand, Inc	3,492
8,800		Hioki EE Corp	155
17,000		Hitachi Medical Corp	142
16,400	e	Hogy Medical Co Ltd	797
933,224	*,e	Hologic, Inc	13,532
57,915	*,e	Home Diagnostics, Inc	353
42,500	e	Horiba Ltd	1,021
61,510	*	ICU Medical, Inc	2,241
74,269	*,e	ICx Technologies, Inc	707
122,125	*	II-VI, Inc	3,884
576,859	*,e	Illumina, Inc	17,681
3,224		Inficon Holding AG.	366
154,101	*,e	Insulet Corp	2,201
92,417	*	Integra LifeSciences Holdings Corp	3,399
164,382	*	Intuitive Surgical, Inc	49,860
234,186	e	Invacare Corp	5,841
897,790		Invensys plc	4,319
641,389	*,e	ION Geophysical Corp	3,797
122,412	*	IRIS International, Inc	1,513
185,491	*	ISTA Pharmaceuticals, Inc	846
149,383	*	Itron, Inc	10,094
165,256	*,e	Ixia	1,230
45,525	*	Jenoptik AG.	244
79,000	*,e	Jeol Ltd	281
77,489		Kaba Holding AG.	18,676
470		Keithley Instruments, Inc	2
38,205	*	Kensey Nash Corp	974

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,533	e	Keyence Corp	$6,337
511,308		Kla-Tencor Corp	18,489
408,464	*	Kopin Corp	1,707
13,642	*	K-Tron International, Inc	1,483
69,569	*	KVH Industries, Inc	1,026
377,824	*,e	L-1 Identity Solutions, Inc	2,830
67,630	*	LaBarge, Inc	815
119,934		Largan Precision Co Ltd	1,574
432,522		LG.Philips LCD Co Ltd	14,624
12,010	*,e	LifeWatch AG.	215
141,770	e	Luxottica Group S.p.A.	3,666
1,770	*	Lydall, Inc	9
73,929	*,e	MAKO Surgical Corp	821
3,700		Mani, Inc	224
248,100	*,e	Masimo Corp	7,547
81,659	*	Measurement Specialties, Inc	821
109,058	*,e	Medical Action Industries, Inc	1,751
5,371,218		Medtronic, Inc	236,225
135,846	*	Merit Medical Systems, Inc	2,620
122,864	*	Mettler-Toledo International, Inc	12,899
23,700	e	Micronics Japan Co Ltd	401
105,919	*,e	Micrus Endovascular Corp	1,590
325,412	*	Millipore Corp	23,544
138,484	e	Mine Safety Appliances Co	3,674
267,191	*	MKS Instruments, Inc	4,652
80,248	e	Movado Group, Inc	780
22,167,242	*a	MPM Bioventures II	8,801
97,619		MTS Systems Corp	2,806
6,000		Nakanishi, Inc	479
173,537	e	National Instruments Corp	5,111
143,400	*	Natus Medical, Inc	2,121
94,475	*,e	Neogen Corp	2,231
220,313	*,e	Newport Corp	2,025
29,100		Nidec Copal Corp	402
57,600		Nihon Kohden Corp	917
73,000		Nikkiso Co Ltd	410
358,418		Nikon Corp	7,077
636,111		Nippon Electric Glass Co Ltd	8,755
188,500		Nippon Signal Co Ltd	1,829
80,900	e	Nipro Corp	1,673
95,143		Nobel Biocare Holding AG.	3,189
31,600		Noritsu Koki Co Ltd	215
191,631	*,e	NuVasive, Inc	6,128
106,769	*,e	NxStage Medical, Inc	892
45,000		ODIM ASA	231
9,500	e	Ohara, Inc	162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

125,662	*	Olympus Corp	$4,051
195,217		Opto Circuits India Ltd	947
128,759	*,e	Orthofix International NV	3,988
315,482	*,e	Orthovita, Inc	1,107
31,000		Osaki Electric Co Ltd	278
18,727	*,e	OYO Geospace Corp	803
92,520	*	Palomar Medical Technologies, Inc	933
402,000	*,e,m	Peace Mark Holdings Ltd	78
2,061,979		PerkinElmer, Inc	42,456
400,676		Phonak Holding AG.	48,542
239,775	*,e	Qiagen NV	5,400
68,317		Q-Med AB	461
77,746	*,e	RAE Systems, Inc	86
48,108	e	Renishaw PLC	422
317,419	*,e	Resmed, Inc	16,591
263,950	*	ResMed, Inc (ADR)	1,398
49,263	*,e	Rochester Medical Corp	548
429,973	e	Rockwell Automation, Inc	20,200
697,847		Rockwell Collins, Inc	38,633
72,092	*,e	Rockwell Medical Technologies, Inc	554
135,837	*	Rofin-Sinar Technologies, Inc	3,207
352,813	e	Roper Industries, Inc	18,477
15,523	*	Roth & Rau AG.	673
160,500	*	Rudolph Technologies, Inc	1,079
7,635	e	SAES Getters S.p.A.	66
27,440		SAES Getters S.p.A. RSP	212
214,019	e	Safilo Group S.p.A.	176
196,540	e	Safran S.A.	3,840
45,691		Samsung Techwin Co Ltd	3,563
87,000	*,e	Seiko Holdings Corp	162
158,000	e	Shimadzu Corp	1,052
110,650	*	Sirona Dental Systems, Inc	3,512
4,254,176	*,a	Skyline Venture Fund II Ltd	1,019
961,029	*	Skyline Venture Fund III Ltd	473
98,408		Smith & Nephew plc	1,012
60,268	*,e	Somanetics Corp	1,058
3,360	*,e	Sonic Solutions, Inc	40
84,015	*,e	SonoSite, Inc	1,985
496,548	*	Sorin S.p.A.	946
181,713	*	Spectranetics Corp	1,265
183,113		Spectris plc	2,178
7,649		Sperian Protection	551
95,128		Spirax-Sarco Engineering PLC	1,899
1,251,747		Spirent Communications plc	2,050
1,645,150	*	St. Jude Medical, Inc	60,509
347,482	*,e	Star Scientific, Inc	243

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

148,400	*	Stereotaxis, Inc	$583
352,952	e	STERIS Corp	9,872
8,569		Stratec Biomedical Systems	325
382		Straumann Holding AG.	107
2,251,952		Stryker Corp	113,430
17,532		Swatch Group AG.	4,438
2,136		Swatch Group AG. Reg	102
320,645	*,e	Symmetry Medical, Inc	2,584
57,864	*	Synovis Life Technologies, Inc	747
5,012		Synthes, Inc	657
70,200	e	Sysmex Corp	3,671
21,200		Tamron Co Ltd	216
156,046		Techne Corp	10,699
195,099	*	Teledyne Technologies, Inc	7,484
917,690	*,e	Teradyne, Inc	9,847
198,203		Terumo Corp	11,946
5,580	*	Theragenics	7
1,669,687	*	Thermo Electron Corp	79,627
366,618	*,e	Thoratec Corp	9,869
187,876	*,e	TomTom NV	1,667
69,500	e	Topcon Corp	348
71,424	*,e	Trans1, Inc	282
361,687	*,e	Trimble Navigation Ltd	9,115
86,295		Ultra Electronics Holdings	1,907
15,189	e	Utah Medical Products, Inc	445
176,983	*,e	Varian, Inc	9,122
81,260	*,e	Vascular Solutions, Inc	682
250,475	*	Veeco Instruments, Inc	8,276
78,394	*,e	Vital Images, Inc	995
393,109	*,e	Vivus, Inc	3,613
287,513	*,e	Volcano Corp	4,997
557,250	*	Waters Corp	34,527
17,255	*	William Demant Holding	1,297
183,308	*,e	Wright Medical Group, Inc	3,474
3,727,326	e	Xerox Corp	31,533
45,654	*,e	X-Rite, Inc	100
27,424	e	Young Innovations, Inc	680
934,925	*	Zimmer Holdings, Inc	55,263
159,759	*	Zoll Medical Corp	4,269
89,930	*,e	Zygo Corp	605
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,477,135

INSURANCE AGENTS, BROKERS AND SERVICE - 0.26%
1,287,748		AON Corp	49,372
25,588		April Group	887
300,953		Arthur J. Gallagher & Co	6,774

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

695,046		Brown & Brown, Inc	$12,490
166,553	*,e	Crawford & Co (Class B)	656
65,472		Grupo Catalana Occidente S.A.	1,473
1,471,827		Hartford Financial Services Group, Inc	34,235
228,593	e	Jardine Lloyd Thompson Group plc	1,782
35,334	e	Life Partners Holdings, Inc	749
2,084,806		Marsh & McLennan Cos, Inc	46,033
1,201,281		Millea Holdings, Inc	32,782
60,672	e	MLP AG.	702
21,160		Morneau Sobeco Income Fund	199
256,013	*,e	National Financial Partners Corp	2,071
2,222,061		QBE Insurance Group Ltd	50,708
616,213	e	Unipol Gruppo Finanziario S.p.A.	843
315,685	*	Verisk Analytics, Inc	9,559
23,768		White Mountains Insurance Group Ltd	7,907
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	259,222

INSURANCE CARRIERS - 3.60%
2,022,852		ACE Ltd	101,952
64,518		Aditya Birla Nuvo Ltd	1,209
2,469,852		Admiral Group plc	47,225
3,644,273	*	Aegon NV	23,336
2,751,336		Aetna, Inc	87,217
3,977,954		Aflac, Inc	183,980
350,000		Aioi Insurance Co Ltd	1,678
107,837		Aksigorta AS	377
16,578	*	Alleghany Corp	4,576
560,021		Allianz AG.	69,420
409,411		Allied World Assurance Holdings Ltd	18,862
1,750,067		Allstate Corp	52,572
22,508	*	Alm Brand AS	391
1,471,377	*,e	Ambac Financial Group, Inc	1,221
22,542	*	American Caresource Holdings, Inc	54
316,699	e	American Equity Investment Life Holding Co	2,356
940,340		American Financial Group, Inc	23,461
398,201	*,e	American International Group, Inc	11,938
50,365	e	American National Insurance Co	6,016
46,672	e	American Physicians Capital, Inc	1,415
30,351	e	American Physicians Service Group, Inc	700
63,623	*	American Safety Insurance Holdings Ltd	919
262,002	*	AMERIGROUP Corp	7,064
103,160	*	Amerisafe, Inc	1,854
750,842		Amlin plc	4,335
3,769,596	e	AMP Ltd	22,770
123,677		Amtrust Financial Services, Inc	1,462
479,571	*	Arch Capital Group Ltd	34,313

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

184,655	*	Argo Group International Holdings Ltd	$5,381
564,711		Aspen Insurance Holdings Ltd	14,372
1,010,834	e	Assicurazioni Generali S.p.A.	27,232
539,228		Assurant, Inc	15,896
640,133		Assured Guaranty Ltd	13,929
5,466,948		Aviva plc	34,776
1,286,264		AXA Asia Pacific Holdings Ltd	7,521
2,614,203		AXA S.A.	61,379
2,616,463		Axis Capital Holdings Ltd	74,334
47,018	e	Baldwin & Lyons, Inc (Class B)	1,157
116,760		Baloise Holding AG.	9,694
1,243,750		Beazley plc	2,002
492,407		Brit Insurance Holdings NV	1,555
237,073	*	Catalyst Health Solutions, Inc	8,646
576,025	e	Catlin Group Ltd	3,154
325,957	*	Centene Corp	6,901
749,669		Chaucer Holdings PLC	555
126,853		Chesnara plc	399
1,119,308	*	China Insurance International Holdings Co Ltd	3,617
11,082,119		China Life Insurance Co Ltd	54,228
191,200	*	China Pacific Insurance Group Co Ltd	762
1,665,867		Chubb Corp	81,927
2,443,938		Cigna Corp	86,198
435,318		Cincinnati Financial Corp	11,423
179,784	*,e	Citizens, Inc (Class A)	1,174
84,183	*,e	CNA Financial Corp	2,020
90,192	*	CNA Surety Corp	1,343
121,582		CNP Assurances	11,773
1,032,857	*,e	Conseco, Inc	5,164
889,747	e	Corp Mapfre S.A.	3,737
266,144		Delphi Financial Group, Inc (Class A)	5,954
399,431		Discovery Holdings Ltd	1,728
69,290	e	Donegal Group, Inc (Class A)	1,077
91,787		Dongbu Insurance Co Ltd	2,551
35,870	e	Eastern Insurance Holdings, Inc	309
35,483	e	EMC Insurance Group, Inc	763
253,892	e	Employers Holdings, Inc	3,895
323,743	e	Endurance Specialty Holdings Ltd	12,053
79,485	*,e	Enstar Group Ltd	5,804
90,227	e	Erie Indemnity Co (Class A)	3,521
24,779		Euler Hermes S.A.	1,848
258,863		Everest Re Group Ltd	22,179
50,819		Fairfax Financial Holdings Ltd	19,922
27,029		FBD Holdings plc	266
70,308	e	FBL Financial Group, Inc (Class A)	1,302
711,821		Fidelity National Title Group, Inc (Class A)	9,581

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,746	*,e	First Acceptance Corp	$271
286,127		First American Corp	9,474
120,625		First Mercury Financial Corp	1,654
210,129		Flagstone Reinsurance Holdings Ltd	2,299
50,287		Fondiaria-Sai S.p.A	799
38,952	*	Fpic Insurance Group, Inc	1,504
204,000		Fuji Fire & Marine Insurance Co Ltd	198
2,198,806	*	Genworth Financial, Inc (Class A)	24,956
403,661	e	Great-West Lifeco, Inc	10,375
143,336	*,e	Greenlight Capital Re Ltd (Class A)	3,378
62,787	*	Hallmark Financial Services	500
88,801	*	Hannover Rueckversicherung AG.	4,149
141,067		Hanover Insurance Group, Inc	6,268
87,469	e	Harleysville Group, Inc	2,781
600,038		HCC Insurance Holdings, Inc	16,783
376,190	*	Health Net, Inc	8,761
279,041	*	Healthspring, Inc	4,914
9,301		Helvetia Holding AG.	2,880
545,273		Hiscox Ltd	2,779
269,988		Horace Mann Educators Corp	3,375
73,900		Hulic Co Ltd	477
1,368,188	*	Humana, Inc	60,050
30,032	e	Independence Holding Co	174
180,736		Industrial Alliance Insurance and Financial Services, Inc	5,565
90,634		Infinity Property & Casualty Corp	3,683
152,436		ING Canada, Inc	5,415
2,217,900		Insurance Australia Group Ltd	7,966
435,677	*	Irish Life & Permanent plc	2,046
26,056	e	Kansas City Life Insurance Co	775
52,752	*	KBC Groep NV	2,267
65,661		Kingsway Financial Services, Inc	115
699,818	*,e	Leucadia National Corp	16,649
140,682		Liberty Holdings Ltd	1,321
1,386,690		Lincoln National Corp	34,501
982,949		Loews Corp	35,730
337,171		Maiden Holdings Ltd	2,468
2,275,340	e	Manulife Financial Corp	42,054
2,118	*	Mapfre S.A.	8
29,155	*,e	Markel Corp	9,913
660,496		Max Re Capital Ltd	14,729
391,700	*,e	MBIA, Inc	1,559
344,322		Meadowbrook Insurance Group, Inc	2,548
293,194	e	Mediolanum S.p.A.	1,831
26,677	e	Mercer Insurance Group, Inc	485
76,851	e	Mercury General Corp	3,017
3,091,143		Metlife, Inc	109,272

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

196,824	*	Metropolitan Health Networks, Inc	$392
715,938	*,e	MGIC Investment Corp	4,138
278,690		Milano Assicurazioni S.p.A.	815
38,423		Milano Assicurazioni S.p.A. (RSP)	123
723,678		Mitsui Sumitomo Insurance Group Holdings, Inc	18,484
86,223	*,e	Molina Healthcare, Inc	1,972
456,571	e	Montpelier Re Holdings Ltd	7,908
617,750		Muenchener Rueckver AG.	96,221
31,023	e	National Interstate Corp	526
11,838	e	National Western Life Insurance Co (Class A)	2,055
72,567	*	Navigators Group, Inc	3,419
1,621,000		Nipponkoa Insurance Co Ltd	9,229
425,733		Nissay Dowa General Insurance Co Ltd	2,043
133,427		Novae Group plc	640
33,230		NYMAGIC, Inc	551
4,298,192		Old Mutual plc	7,527
781,733	e	Old Republic International Corp	7,849
71,779		OneBeacon Insurance Group Ltd (Class A)	989
1,058,000		Pacific Century Regional Developments Ltd	136
1,008,901		PartnerRe Ltd	75,325
600,563	e	Phoenix Cos, Inc	1,670
4,986,000	*,e	PICC Property & Casualty Co Ltd	4,462
1,974,500	e	Ping An Insurance Group Co of China Ltd	17,169
481,245		Platinum Underwriters Holdings Ltd	18,427
221,888	*	PMA Capital Corp (Class A)	1,398
320,264	e	PMI Group, Inc	807
602,752		Power Corp Of Canada	16,835
382,141	e	Power Financial Corp	11,356
230,795		Premafin Finanziaria S.p.A.	350
106,789	e	Presidential Life Corp	977
148,666	*	Primus Guaranty Ltd	453
2,257,088		Principal Financial Group	54,260
172,221	*	ProAssurance Corp	9,250
3,505,368	*	Progressive Corp	63,062
263,358		Protective Life Corp	4,359
4,749,091		Prudential Financial, Inc	236,314
4,500,717		Prudential plc	46,071
417,986		Radian Group, Inc	3,055
116,430	*,e	RadNet, Inc	238
281,065	e	Reinsurance Group of America, Inc (Class A)	13,393
839,866		RenaissanceRe Holdings Ltd	44,639
89,623	e	RLI Corp	4,772
4,871,793		Royal & Sun Alliance Insurance Group plc	9,465
83,452		Safety Insurance Group, Inc	3,023
402,586		Sampo Oyj (A Shares)	9,807
46,553		Samsung Fire & Marine Insurance Co Ltd	7,968

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,989,929		Sanlam Ltd	$9,195
19,692		Schweizerische National-Versicherungs-Gesellschaft	588
475,126		SCOR	11,936
141,168	*,e	SeaBright Insurance Holdings, Inc	1,622
323,862		Selective Insurance Group, Inc	5,328
268,777	*	SNS Reaal	1,606
54,082		Societa Cattolica di Assicurazioni SCRL	1,835
1,476,538		Sompo Japan Insurance, Inc	9,520
4,368		Sony Financial Holdings, Inc	11,367
239,858		St. James’s Place plc	946
311,916	e	Stancorp Financial Group, Inc	12,483
4,174,008		Standard Life plc	14,498
95,316		State Auto Financial Corp	1,763
88,775	e	Stewart Information Services Corp	1,001
801,273		Storebrand ASA	5,453
1,192,926		Sun Life Financial, Inc	34,504
23,837		Swiss Life Holding	3,033
286,295		Swiss Reinsurance Co	13,715
173,119		T&D Holdings, Inc	3,560
11,979	*,e	Topdanmark AS	1,613
405,598	e	Torchmark Corp	17,826
224,371		Tower Group, Inc	5,253
206,978		Tower Ltd	300
247,777		Transatlantic Holdings, Inc	12,912
3,260,275		Travelers Cos, Inc	162,557
125,634	*	Triple-S Management Corp (Class B)	2,211
19,240		TrygVesta A.S.	1,265
208,319	*	United America Indemnity Ltd (Class A)	1,650
128,558		United Fire & Casualty Co	2,344
5,757,561		UnitedHealth Group, Inc	175,490
126,684		Unitrin, Inc	2,793
141,905	*,e	Universal American Financial Corp	1,660
83,130	e	Universal Insurance Holdings, Inc	488
1,708,854	e	UnumProvident Corp	33,357
682,064		Validus Holdings Ltd	18,375
25,365		Vittoria Assicurazioni S.p.A.	141
611,615		W.R. Berkley Corp	15,070
386,597	*	WellCare Health Plans, Inc	14,211
3,463,529	*	WellPoint, Inc	201,889
4,982		Wesco Financial Corp	1,709
124,931	e	Wiener Staedtische Allgemeine Versicherung AG.	6,413
1,946,368		XL Capital Ltd (Class A)	35,677
188,241	e	Zenith National Insurance Corp	5,602
118,801		Zurich Financial Services AG.	25,973
		TOTAL INSURANCE CARRIERS	3,545,045

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
69,094	*,e	China Fire & Security Group, Inc	$935
735,197	*	Corrections Corp of America	18,050
252,301	*	Geo Group, Inc	5,520

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	24,505

LEATHER AND LEATHER PRODUCTS - 0.17%
144,374		Adidas-Salomon AG.	7,820
2,192,962		Coach, Inc	80,109
611,826	*	CROCS, Inc	3,518
130,826	*,e	Genesco, Inc	3,592
97,193	e	Geox S.p.A.	672
383,511	*,e	Iconix Brand Group, Inc	4,851
409,841	e	LVMH Moet Hennessy Louis Vuitton S.A.	45,955
5,010,814		Pou Chen Corp	3,977
114,881	*	Steven Madden Ltd	4,738
239,992	*	Timberland Co (Class A)	4,303
14,309		Tod’s S.p.A.	1,062
34,418	e	Weyco Group, Inc	814
312,813		Wolverine World Wide, Inc	8,515
539,578	e	Yue Yuen Industrial Holdings	1,562

		TOTAL LEATHER AND LEATHER PRODUCTS	171,488

LEGAL SERVICES - 0.02%
283,033	*	FTI Consulting, Inc	13,348
61,599	*,e	Pre-Paid Legal Services, Inc	2,530

		TOTAL LEGAL SERVICES	15,878

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.03%
262,416		Arriva PLC	2,093
297,799		Brisa-Auto Estradas de Portugal S.A.	3,060
125,923		ComfortDelgro Corp Ltd	146
235,676	*	Emergency Medical Services Corp (Class A)	12,761
70,934		Go-Ahead Group PLC	1,518
279,964	e	Keihin Electric Express Railway Co Ltd	2,061
179,625		Keisei Electric Railway Co Ltd	983
1,139,223	e	National Express Group plc	3,506
1,136,000		SMRT Corp Ltd	1,543

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	27,671

LUMBER AND WOOD PRODUCTS - 0.03%
60,004	e	American Woodmark Corp	1,181
15,009		Asian Bamboo AG.	495
96,000		Daiken Corp	210
51,595	e	Deltic Timber Corp	2,383

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

646,430	*,e	Louisiana-Pacific Corp	$4,512
901,288	*	MFI Furniture plc	1,079
265,885		Nobia AB	1,552
36,657	e	Pfleiderer AG.	320
576,623	*,e	Sino-Forest Corp	10,685
36,023	e	Skyline Corp	663
61,245	e	Sonae Industria SGPS S.A.	225
120,000		Takara Standard Co Ltd	667
113,154		Universal Forest Products, Inc	4,165
44,562		West Fraser Timber Co Ltd	1,406

		TOTAL LUMBER AND WOOD PRODUCTS	29,543

METAL MINING - 2.18%
195,841	e	Aditya Birla Minerals Ltd	215
136,492		African Rainbow Minerals Ltd	3,199
172,183	e	Agnico-Eagle Mines Ltd	9,371
222,770	*	Alamos Gold, Inc	2,675
282,868	*	Allied Nevada Gold Corp	4,266
222,329		Alumina Ltd	363
385,624	*	Andean Resources Ltd	898
4,870,989		Anglo American plc	210,951
109,825		Anglo Platinum Ltd	11,726
410,723		AngloGold Ashanti Ltd	16,637
978,221		Antofagasta plc	15,561
603,411	e	Aquarius Platinum Ltd	3,966
16,200	*	Aquiline Resources, Inc	105
437,008	*,e	Atlas Iron Ltd	741
96,994	*	Aura Minerals, Inc	421
234,597	*	Aurizon Mines Ltd	1,061
237,553	*,e	Avoca Resources Ltd	384
367,308	*	Avocet Mining plc	626
1,290,678		Barrick Gold Corp	50,827
1,433,595		Barrick Gold Corp (Canada)	56,831
5,771,653		BHP Billiton Ltd	220,862
3,579,746		BHP Billiton plc	114,122
406,380	e	Boliden AB	5,207
439,094		Cameco Corp	14,245
81,214		CAP S.A.	2,393
367,800	*,e	Capstone Mining Corp	988
140,802	*,e	Centerra Gold, Inc	1,454
802,257	e	Cleveland-Cliffs, Inc	36,976
415,975	*	Coeur d’Alene Mines Corp	7,513
2,100,728		Companhia Vale do Rio Doce	59,728
875,349	e	Companhia Vale do Rio Doce (ADR)	25,411
2,803,376		Companhia Vale do Rio Doce (Preference)	67,951
24,801		Compania de Minas Buenaventura S.A.	827

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

241,300		Compania de Minas Buenaventura S.A. (ADR) (Series B)	$8,076
236,407	*,e	Consolidated Thompson Iron Mines Ltd	1,528
84,800	*,e	Corriente Resources, Inc	692
108,000	*	Crystallex International Corp	41
120,907	*	Cudeco Ltd	547
601,916	*	Deep Yellow Ltd	167
434,008	*	Denison Mines Corp	548
77,132	*	Detour Gold Corp	1,319
164,949		Dominion Mining Ltd	530
1,088,385	*	Eastern Platinum Ltd	957
341,015	*	ECU Silver Mining, Inc	241
806,493	*,e	Eldorado Gold Corp	11,505
173,901	*	Eldorado Gold Corp (ADR)	2,432
354,201	e	Energy Resources of Australia Ltd	7,559
992,453	*	Equinox Minerals Limited	3,881
1,833,327		Eurasian Natural Resources Corp	26,854
229,598	*	European Goldfields Ltd	1,335
117,470	*,e	Extract Resources Ltd	876
297,747		Ferrexpo plc	948
114,051		First Quantum Minerals Ltd	8,752
135,337	*	FNX Mining Co, Inc	1,496
93,752	*	Forsys Metals Corp	368
217,143		Franco-Nevada Corp	5,834
2,166,857	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	173,977
290,674		Fresnillo plc	3,692
133,617	*,e	Fronteer Development Group, Inc	528
218,188	*	Gabriel Resources Ltd	912
184,472	*	Gammon Gold, Inc	2,048
747,345	*,e	Gindalbie Metals Ltd	709
931,598		Gold Fields Ltd	12,234
305,000		Gold Fields Ltd (ADR)	3,999
1,563,330		Goldcorp, Inc	61,810
345,238	*	Golden Star Resources Ltd	1,076
397,455	*	GREAT BASIN GOLD LTD	688
91,242	*	Guyana Goldfields, Inc	699
485,517	e	Harmony Gold Mining Co Ltd	4,929
1,268,223	*,e	Hecla Mining Co	7,838
1,388,000	*	Hidili Industry International Development Ltd	1,727
346,000	*	Highland Gold Mining Ltd	503
181,500		Hochschild Mining plc	998
275,792	*	HudBay Minerals, Inc	3,578
558,960		IAMGOLD Corp	8,824
523,320	*,e	Iluka Resources Ltd	1,673
714,585		Impala Platinum Holdings Ltd	19,533
217,981	e	Independence Group NL	940
319,379	*	Indophil Resources NL	349

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

134,811		Inmet Mining Corp	$8,221
78,158	*	Ivanhoe Australia Ltd	255
426,240	*	Ivanhoe Mines Ltd	6,321
53,400	*	Jaguar Mining, Inc	603
708,107	*,e	Kagara Zinc Ltd	661
208,360		Kazakhmys plc	4,412
225,122		Kingsgate Consolidated Ltd	1,856
774,153		Kinross Gold Corp	14,338
64,738	*	Kirkland Lake Gold, Inc	555
18,288		Korea Zinc Co Ltd	3,194
44,500		Labrador Iron Ore Royalty Income Fund	1,860
282,200	*,e	Lake Shore Gold Corp	1,114
26,452	*	Lonmin PLC	831
695,517	*	Lundin Mining Corp	2,860
1,965,389	*	Lynas Corp Ltd	964
1,056,400	e	Macmahon Holdings Ltd	579
44,069	*,e	MAG. Silver Corp	265
227,585	*,e	Medusa Mining Ltd	759
307,500	*	Mega Uranium Ltd	223
222,300	*,e	Mercator Minerals Ltd	527
600,125	e	Minara Resources Ltd	435
390,199		Mincor Resources NL	618
77,997	*,e	Minefinders Corp	812
104,392	e	Mineral Resources Ltd	655
434,960	*,e	Mirabela Nickel Ltd	973
925,022	*	MMC Norilsk Nickel (ADR)	13,124
208,052	*	MMC Norilsk Nickel (ADR) (London)	2,986
1,173,199	*,e	Mount Gibson Iron Ltd	1,729
416,778	*,e	Murchison Metals Ltd	931
119,000	*	Neo Material Technologies Inc	519
152,700	*	Nevsun Resources Ltd	369
554,041	*	New Gold, Inc	2,013
1,039,002		Newcrest Mining Ltd	32,910
2,477,540		Newmont Mining Corp	117,212
153,522	*,e	North American Palladium Ltd	539
169,092	e	Northam Platinum Ltd	1,095
69,663	*	Northern Dynasty Minerals	583
127,025	*	Northern Iron Ltd	142
553,958	*	Northgate Minerals Corp	1,716
204,049	*,e	Novagold Resources, Inc	1,243
94,129	f	Novolipetsk Steel (GDR)	2,877
154,528	e	Nyrstar	1,838
839,733	e	Orica Ltd	19,524
294,674	*	Osisko Mining Corp	2,384
2,985,796	e	Oxiana Ltd	3,183
1,481,807	*,e	Paladin Resources Ltd	5,531

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

118,953	*,e	PAN American Silver Corp	$2,850
9,754,502	*,e	Pan Australian Resources Ltd	4,912
325,827	*,e	Paramount Gold and Silver Corp	472
410,629	*,e	Patriot Coal Corp	6,348
340,495	*	Perseus Mining Ltd	541
184,331	e	Peter Hambro Mining PLC	3,022
337,779	*,e	Platinum Australia Ltd	313
117,605	*,f	Polymetal (ADR)	1,078
100,676		Polyus Gold Co (ADR)	2,768
88,502		Polyus Gold Co (ADR) (London)	2,438
3,226,000		PT Aneka Tambang Tbk	753
5,905,400		PT International Nickel Indonesia Tbk	2,282
136,291	*	Quadra Mining Ltd	1,891
64,200	*	Queenston Mining, Inc	340
249,519		Quest Capital Corp	282
101,744		Randgold Resources Ltd	8,102
351,347	*	Red Back Mining, Inc	5,039
594,933	*	Resolute Mining Ltd	564
1,382,212	e	Rio Tinto Ltd	92,269
4,407,475		Rio Tinto plc	237,991
292,535	*	Rosetta Resources, Inc	5,830
136,259	e	Royal Gold, Inc	6,418
376,057		Sally Malay Mining Ltd	782
476,200	*	SEMAFO, Inc	2,017
388,802		Sesa Goa Ltd	3,410
151,284	*,e	ShengdaTech, Inc	927
525,989		Sherritt International Corp	3,304
89,642	*	Silver Standard Resources, Inc	1,971
432,916	*	Silver Wheaton Corp	6,573
275,951		Silvercorp Metals, Inc	1,839
966,744		Southern Copper Corp (NY)	31,815
30,899		Southern Copper Corp	1,012
2,953,547	*,e	St Barbara Ltd	781
218,310	*	Stillwater Mining Co	2,070
2,528,000	e	Straits Asia Resources Ltd	4,657
23,012	e	Sumitomo Titanium Corp	634
1,880,851	*,e	Sundance Resources Ltd	261
199,183	*	Talvivaara Mining Co Plc	1,234
101,354	*,e	Tanzanian Royalty Exploration Corp	356
376,159	*	Taseko Mines Ltd	1,601
1,042,644	*	Teck Cominco Ltd	36,707
211,345	*	Thompson Creek Metals Co, Inc	2,492
507,033		Tricorona AB	405
192,580	*,e	Uex Corp	203
236,062	*	Uranerz Energy Corp	307
609,052	*,e	Uranium One, Inc	1,759

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

486,251	*	US Gold Corp	$1,206
16,649	e	Vedanta Resources plc	696
156,501	*,e	Western Areas NL	700
795,117		Xstrata plc	14,182
1,321,244		Yamana Gold, Inc	15,160
5,557,500	e	Zijin Mining Group Co Ltd	5,268

		TOTAL METAL MINING	2,145,422

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
129,749		Aalberts Industries NV	1,866
39,800	e	Aderans Co Ltd	469
20,200		Alpen Co Ltd	300
136,945	e	Amer Sports Oyj (A Shares)	1,365
62,872	e	Armstrong World Industries, Inc	2,448
36,073		Blyth, Inc	1,216
187,873	e	Bulgari S.p.A.	1,547
373,053	e	Callaway Golf Co	2,813
314,000		Chen Hsong Holdings	89
338,000		Chow Sang Sang Hldg	405
1,420,986		Citic Pacific Ltd	3,795
1,540,457		Compagnie Financiere Richemont S.A.	51,801
117,000		Daiwa Seiko, Inc	137
176,098	e	Daktronics, Inc	1,622
70,000		Denki Kogyo Co Ltd	306
47,351		Folli-Follie S.A.	886
1,696		Forbo Holding AG.	552
1,161,872	e	Hasbro, Inc	37,250
286,984		Hills Industries Ltd	524
2,136,000		Hutchison Harbour Ring Ltd	269
39,014		Indutrade AB	735
121,433	*,e	Intrepid Potash, Inc	3,542
171,985	*,e	Jakks Pacific, Inc	2,084
20,400	*	Japan Cash Machine Co Ltd	181
1,831,203		Jarden Corp	56,601
142,168		JUMBO S.A.	1,798
301,915	*,e	Leapfrog Enterprises, Inc	1,180
308,000		Luk Fook Holdings International Ltd	265
75,371	e	Marine Products Corp	372
2,341,705		Mattel, Inc	46,787
5,935,397		Ming Fung Jewellery Group Ltd	594
25,600		Mitsubishi Pencil Co Ltd	328
108,000		Mizuno Corp	531
114,856		Namco Bandai Holdings, Inc	1,097
2,990	*,e	Nautilus, Inc	6
38,239	e	Oil-Dri Corp of America	593
10,424,857		Playmates Holdings Ltd	3,310

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

106,596	*	RC2 Corp	$1,572
28,609	*	RHI AG.	664
27,300		Roland Corp	244
1,070	*	Russ Berrie & Co, Inc	5
205,000		Ryobi Ltd	537
115,653		Sankyo Co Ltd	5,791
53,100		Sato Corp	552
384,802	*	Shuffle Master, Inc	3,171
62,319		Societe BIC S.A.	4,305
145		SRI Sports Ltd	137
46,364	*,e	Steinway Musical Instruments, Inc	738
103,500	e	Tomy Co Ltd	850
576,000		Win Hanverky Holdings Ltd	86
141,455		Yamaha Corp	1,704

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	250,020

MISCELLANEOUS REPAIR SERVICES - 0.00%**
8,000		Nichiden Corp	205

		TOTAL MISCELLANEOUS REPAIR SERVICES	205

MISCELLANEOUS RETAIL - 1.30%
147,179	*	1-800-FLOWERS.COM, Inc (Class A)	390
1,567,500	e	Alibaba.com Ltd	3,614
98,822	*	Allion Healthcare, Inc	648
2,023,193	*	Amazon.com, Inc	272,159
18,300	*,e	Asahi Co Ltd	273
58,087		Avenir Telecom	94
47,690		Axis Communications AB	557
158,767	e	Barnes & Noble, Inc	3,028
25,874		BayWa AG.	929
62,650		Belluna Co Ltd	254
166,009	e	Big 5 Sporting Goods Corp	2,852
45,199		BIM Birlesik Magazalar AS	2,102
62,523	*	Blue Nile, Inc	3,960
37,677	e	Books-A-Million, Inc	253
247,087	*,e	Borders Group, Inc	292
70,824	*,e	Build-A-Bear Workshop, Inc	346
86,399	*	Buongiorno SpA	143
8,900,000		C&O Pharmaceutical Technology Holdings Ltd	1,585
234,627	*,e	Cabela’s, Inc	3,346
172,378	e	Cash America International, Inc	6,026
542,000		Chemoil Energy Ltd	210
4,150,000	*	China WindPower Group Ltd	473
3,804,000	*	CK Life Sciences International Holdings, Inc	223
288,958	*,e	CKX, Inc	1,523
27,160		cocokara fine HOLDINGS, Inc	494

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

321,413	*,e	Coldwater Creek, Inc	$1,434
14,500		Cosmos Pharmaceutical Corp	366
8,607,034		CVS Corp	277,232
138,031		DCC plc	3,858
504,898	*,e	Dick’s Sporting Goods, Inc	12,557
501,745	*,e	Dollar Tree, Inc	24,234
39,683		Douglas Holding AG.	1,938
309		Dr Ci:Labo Co Ltd	631
477,687	*,e	Drugstore.Com	1,476
222,091	*	Ezcorp, Inc (Class A)	3,822
61,109	*	Fuqi International, Inc	1,097
88,454	*,e	Gaiam, Inc (Class A)	680
6,702,988		Game Group PLC	11,443
8,296	*	Gander Mountain Co	42
13,400		Growell Holdings Co Ltd	307
99,392	*	Grupa Lotos S.A.	1,096
127,860	*,e	GSI Commerce, Inc	3,246
25,541		Hellenic Duty Free Shops S.A.	224
134,982	*,e	Hibbett Sports, Inc	2,968
1,160,028		Home Retail Group	5,261
282,556	*	HSN, Inc	5,705
4,921,481		Hutchison Whampoa Ltd	33,672
71,600	*	Hypermarcas S.A.	1,645
80,300		Itochu Enex Co Ltd	331
141,119		Jean Coutu Group PJC, Inc/The	1,310
737,606	*,e	JJB Sports plc	298
184,007	*,e	Jo-Ann Stores, Inc	6,668
138,338	*	Kirkland’s, Inc	2,403
45,400		Liquor Stores Income Fund	679
76,820		Majestic Wine plc	268
199,071	*	Marvel Entertainment, Inc	10,766
28,300	*	Megane TOP Co Ltd	309
730,109		Metro AG.	44,590
56,800		Mitsuuroko Co Ltd	381
218,883		MSC Industrial Direct Co (Class A)	10,288
92	e	MTI Ltd	174
250,154		N Brown Group plc	998
49,100	e	Nippon Gas Co Ltd	791
47,600	e	Nissen Holdings Co Ltd	141
148,154	e	Nutri/System, Inc	4,618
1,586,633	*,e	Office Depot, Inc	10,234
419,206	*	OfficeMax, Inc	5,320
27,000		Okuwa Co Ltd	258
1,191,580		Origin Energy Ltd	17,928
10,900		Otsuka Kagu Ltd	82
70,281	*,e	Overstock.com, Inc	953

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,500	e	Paris Miki, Inc	$264
1,577,000	e	Parkson Retail Group Ltd	2,775
66,308	*	PC Connection, Inc	448
67,259	*,e	PC Mall, Inc	351
575,801	e	Petsmart, Inc	15,368
215,807	*,e	Priceline.com, Inc	47,154
78,172	e	Pricesmart, Inc	1,598
4,263,120	*,e	Rite Aid Corp	6,437
3,182,000		SA SA International Holdings Ltd	2,102
41,700	e	Senshukai Co Ltd	212
1,038,910		Seven & I Holdings Co Ltd	21,213
248,095	e	Shoppers Drug Mart Corp	10,772
107,868	*,e	Shutterfly, Inc	1,921
337,461		Signet Jewelers Ltd	9,017
114,089		Signet Jewelers Ltd (London)	3,042
94,000		Sinanen Co Ltd	391
62,810	*,e	Stamps.com, Inc	565
5,361,867		Staples, Inc	131,848
39,600	e	Sugi Pharmacy Co Ltd	870
49,600	e	Sundrug Co Ltd	1,107
63,006	e	Systemax, Inc	990
24,602		Takkt AG.	252
369		Telepark Corp	656
373,603		Tiffany & Co	16,065
19,300	*	Tsuruha Holdings, Inc	690
187,603		Tsutsumi Jewelry Co Ltd	3,782
128,231	*	Vitamin Shoppe, Inc	2,852
4,394,601		Walgreen Co	161,369
374,451		WH Smith plc	2,979
379,212	e	World Fuel Services Corp	10,159
41,300		Xebio Co Ltd	728
103,071	*,e	Zale Corp	280
101,413	*,e	Zumiez, Inc	1,289

		TOTAL MISCELLANEOUS RETAIL	1,280,042

MOTION PICTURES - 0.59%
79,412	*	Ascent Media Corp (Series A)	2,027
66,065		Astral Media, Inc	2,102
155,903	*,e	Avid Technology, Inc	1,989
7,300,000	*	Big Media Group Ltd	92
55,928	*,e	Carmike Cinemas, Inc	423
197,190		Cinemark Holdings, Inc	2,834
94,700		Cineplex Galaxy Income Fund	1,660
120,700	e	Culture Convenience Club Co Ltd	579
937,274	*,e	Discovery Communications, Inc (Class A)	28,746
1,258,793	*	Discovery Communications, Inc (Class C)	33,383

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

662,466	*	DreamWorks Animation SKG, Inc (Class A)	$26,466
123,415	*	EM.Sport Media AG.	357
963,000	*	eSun Holdings Ltd	126
769,117	e	HMV Group plc	1,151
10,938		Kinepolis	461
380,345	*,e	Macrovision Solutions Corp	12,122
2,850,000		Major Cineplex Group Pcl	729
222,335	e	National CineMedia, Inc	3,684
170,058	e	News Corp (ADR)	2,708
10,673,000		News Corp (Class A)	146,113
244,606		Regal Entertainment Group (Class A)	3,532
46,767	*	Rentrak Corp	826
1,095,116		Scripps Networks Interactive (Class A)	45,447
94,000		Shochiku Co Ltd	834
8,591,625		Time Warner, Inc	250,359
188,000	e	Toei Animation Co Ltd	3,269
74,000		Toei Co Ltd	394
80,557		Toho Co Ltd	1,309
27,800		Tohokushinsha Film Corp	143
558,356	*	tw telecom inc (Class A)	9,570
137,074	*	Vertice Trescientos Sesenta Grados S.A.	74

		TOTAL MOTION PICTURES	583,509

NONDEPOSITORY INSTITUTIONS - 0.89%
34,735		Aareal Bank AG.	652
30,118	e	Acom Co Ltd	459
350,528		Advance America Cash Advance Centers, Inc	1,949
340,919		Aeon Credit Service Co Ltd	3,291
778,303		Aeon Thana Sinsap Thailand PCL	724
228,850	e	Aiful Corp	322
1,527,866	*	American Capital Ltd	3,728
4,560,167		American Express Co	184,778
351,479	*,e	AmeriCredit Corp	6,692
882,847		Apollo Investment Corp	8,414
696,000	f	ARA Asset Management Ltd	430
557,270	e	Ares Capital Corp	6,938
252,112		Bank of Cyprus Public Co Ltd	1,765
151,597		Bank Pekao S.A.	8,512
75,265		BlackRock Kelso Capital Corp	641
60,571		BlueBay Asset Management plc	295
1,730,581		BM&FBOVESPA S.A.	12,177
153,508	*,e	Boise, Inc	815
266,825	*,m	Bradford & Bingley plc	0	^
2,730		California First National Bancorp	36
2,156,995		Capital One Financial Corp	82,699
1,751,161	e	CapitalSource, Inc	6,952

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

628,465	e,m	Cattles plc	$70
1,057,528		Challenger Financial Services Group Ltd	3,980
235,844		Challenger Infrastructure Fund	394
9,930,421		Chimera Investment Corp	38,530
295,870		Collins Stewart plc	328
1,008,027		Companhia Brasileira de Meios de Pagamento	8,882
86,132	*	Compania Vale do Ro Doce	0	^
118,218	e	CompuCredit Corp	394
31,334	*	Credit Acceptance Corp	1,319
199,984		Credit Saison Co Ltd	2,240
1,639,853		Criteria Caixacorp S.A.	7,767
194,597		Cypress Sharpridge Investments, Inc	2,629
4,519,692		Discover Financial Services	66,485
83,772	*,e	Doral Financial Corp	304
71,014	*,e	Encore Capital Group, Inc	1,236
16,852	*,e	ePlus, Inc	278
125,984		Financial Federal Corp	3,465
140,514	*	First Cash Financial Services, Inc	3,118
5,912,689		First Financial Holding Co Ltd	3,665
337,082	*,e	First Marblehead Corp	718
1,088,000	*	First Shanghai Investments Ltd	171
7,272	*	Formuepleje Epikur AS	368
127,345		Gladstone Investment Corp	581
737,703	e	GLG Partners, Inc	2,375
1,233	*,b,e	Guaranty Financial Group, Inc	0	^
395,786	*	Heckmann Corp	1,975
978,928		Henderson Group plc	1,955
199,375		Hercules Technology Growth Capital, Inc	2,072
73,500		Hitachi Capital Corp	894
74,000		Hong Leong Finance Ltd	166
259,388		Housing Development Finance Corp	14,841
9,368		Indiabulls Securities Ltd	7
109,863	*,e	Information Services Group, Inc	348
885,930		Infrastructure Development Finance Co Ltd	2,925
490,882		Intermediate Capital Group plc	2,168
519,365		International Personal Finance plc	1,739
474,087		Investor AB (B Shares)	8,781
21,959		IWBank S.p.A	62
187,000		Jaccs Co Ltd	440
1,392,500	e	Japan Securities Finance Co Ltd	10,756
54,800		Jardine Matheson Holdings Ltd	1,646
536,887	*	KB Financial Group, Inc	27,338
98,974	e	Kohlberg Capital Corp	451
581,836	e	Lancashire Holdings Ltd	4,181
636,283		Lender Processing Services, Inc	25,871
357,889	*,e	MCG Capital Corp	1,546

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,534	e	Medallion Financial Corp	$674
165,301	*	Mercadolibre, Inc	8,574
317,177		Moneysupermarket.com Group plc	381
105,337		Nelnet, Inc (Class A)	1,815
106,694	*,e	NewStar Financial, Inc	418
112,253		NGP Capital Resources Co	913
299,465	*	Ocwen Financial Corp	2,866
182,800	*,e	OMC Card, Inc	332
314,000	*,e	Orient Corp	274
435,405	e	ORIX Corp	29,644
1,041		Osaka Securities Exchange Co Ltd	4,962
741,613		Paragon Group of Cos plc	1,562
119,153		PennantPark Investment Corp	1,063
305,848	*,e	PHH Corp	4,927
103,668	e	Promise Co Ltd	796
180,341		Provident Financial plc	2,689
412,000		Public Financial Holdings Ltd	235
385,500		Redecard S.A.	6,421
79,097		Samsung Card Co	3,903
5	b,m	SFCG Co Ltd	0	^
1,860,187		Siemens AG.	170,711
2,069,447	*	SLM Corp	23,323
107,495		Smiths News plc	187
15,877	e	Student Loan Corp	739
5,102,650		Taiwan Cooperative Bank	3,200
189,770	e	Takefuji Corp	796
284	*,b	Thornburg Mortgage, Inc	0	^
117,593	e	TICC Capital Corp	711
673,700		Tisco Financial Group PCL (ADR)	488
1,111,680	e	Tower Australia Group Ltd	2,837
51,503	*,e	Tree.com, Inc	471
36,763	e	Triangle Capital Corp	444
489,990		Tullett Prebon plc	2,194
94,617	*,e	World Acceptance Corp	3,390

		TOTAL NONDEPOSITORY INSTITUTIONS	873,668

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
1,221,435		Adelaide Brighton Ltd	3,006
122,965	e	AMCOL International Corp	3,495
222,591	*,e	Cardium Therapeutics, Inc	151
123,689	e	Compass Minerals International, Inc	8,311
139,915	*	Gem Diamonds Ltd	510
310,453	*,e	General Moly, Inc	646
5,684,682		Grupo Mexico S.A. de C.V. (Series B)	13,040
1,003,775		Haci Omer Sabanci Holding AS	3,907

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

97,372		Harry Winston Diamond Corp	$936
427,299	e	Imerys S.A.	25,580
38,700		International Royalty Corp	279
161,996		K+S AG.	9,238
53,800	*,e	Migao Corp	359
598,525	*,e	Mineral Deposits Ltd	528
19,700	e	Nippon Ceramic Co Ltd	244
81,000		Nittetsu Mining Co Ltd	380
98,757	*	Petra Diamonds Ltd	97
210,400	*	Rubicon Minerals Corp	1,006
18,088		S&B Industrial Minerals S.A.	127
9,038	*,e	United States Lime & Minerals, Inc	312
378,877		Vulcan Materials Co	19,954

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	92,106

OIL AND GAS EXTRACTION - 5.10%
419,000	e	Acergy S.A.	6,600
202,707	*	Advantage Oil & Gas Ltd	1,337
215,364	e	AED Oil Ltd	116
1,178,832	*	Afren plc	1,614
240,200	e	Aker Kvaerner ASA	3,121
47,319		AltaGas Income Trust	851
3,219,751		Anadarko Petroleum Corp	200,977
2,889,220		Apache Corp	298,081
45,536	e	APCO Argentina, Inc	1,006
50,547	*,e	Approach Resources, Inc	390
235,250	*	Arena Resources, Inc	10,144
551,018	*	Arrow Energy NL	2,049
355,307		Atlas America, Inc	10,720
191,970	*,e	ATP Oil & Gas Corp	3,509
176,113	*,e	Atwood Oceanics, Inc	6,314
880,102		Australian Worldwide Exploration Ltd	2,203
1,570,794	e	Baker Hughes, Inc	63,586
322,970	*	Bankers Petroleum Ltd	1,921
158,638	*,e	Basic Energy Services, Inc	1,412
238,484		Baytex Energy Trust	6,772
2,317,056		Beach Petroleum Ltd	1,906
244,708	e	Berry Petroleum Co (Class A)	7,133
11,945,630		BG Group plc	215,694
219,189	*,e	Bill Barrett Corp	6,819
122,857	*,e	Birchcliff Energy Ltd	1,110
924,232		BJ Services Co	17,191
446,000	*	BlackPearl Resources, Inc	1,083
7,391,817		Boart Longyear Group	2,335
24,125		Bonterra Oil & Gas Ltd	800
394,376	*,e	Boots & Coots, Inc	651

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

241,186	*	BowLeven plc	$351
492,980	*,e	Brigham Exploration Co	6,680
127,018	*,e	Bronco Drilling Co, Inc	644
715,756		Cabot Oil & Gas Corp	31,200
1,135,480	*	Cairn Energy PLC	6,079
585,566	*	Cairn India Ltd	3,532
406,399	*	Cal Dive International, Inc	3,072
32,997		Calfrac Well Services Ltd	658
98,420	*	Calvalley Petroleums, Inc	255
1,586,154	*	Cameron International Corp	66,301
1,122,869		Canadian Natural Resources Ltd (Canada)	81,597
270,805		Canadian Oil Sands Trust	7,745
734,072	*,e	Carnarvon Petroleum Ltd	403
133,907	*,e	Carrizo Oil & Gas, Inc	3,547
18,317	*	CAT Oil AG.	184
44,217	*	Celtic Exploration Ltd	883
1,571,436		Cenovus Energy, Inc	39,817
372,070	*,e	Cheniere Energy, Inc	900
2,415,339		Chesapeake Energy Corp	62,509
5,228,000		China Oilfield Services Ltd	6,201
263,521		Cimarex Energy Co	13,959
37,983	*	Clayton Williams Energy, Inc	1,331
356,296		Clough Ltd	303
30,353,000		CNOOC Ltd	47,288
126,058	*	CNX Gas Corp	3,721
3,453,331	*	Cobalt International Energy, Inc	47,794
6,955	*,e	Compagnie Generale de Geophysique S.A.	148
328,603	*,e	Complete Production Services, Inc	4,272
387,917	*	Compton Petroleum Corp	349
264,957	*	Comstock Resources, Inc	10,749
2,472,985	*	Concho Resources, Inc	111,037
529,557	*,e	Connacher Oil and Gas Ltd	648
65,249	*	Contango Oil & Gas Co	3,067
95,643	*,e	Continental Resources, Inc	4,102
190,029	*	Corridor Resources, Inc	983
33,515	*,e	CREDO Petroleum Corp	312
245,506	*,m	Crescent Point Energy Corp	9,270
2,658,362	e	Crescent Point Energy Corp	100,376
92,728	*	Crew Energy, Inc	1,302
45,781	*,e	Cubic Energy, Inc	68
127,886	*	Dana Petroleum PLC	2,420
55,437	*,e	Dawson Geophysical Co	1,281
154,540		Daylight Resources Trust	1,506
829,944	*,e	Delta Petroleum Corp	863
8,951,354	*,e	Denbury Resources, Inc	132,480
358,479	*	Desire Petroleum plc	534

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,017,000	*,e	DET Norske Oljeselskap	$886
74,096	*	Det Norske Oljeselskap ASA	433
1,634,852		Devon Energy Corp	120,162
345,861	e	Diamond Offshore Drilling, Inc	34,040
603,647	*,e	Eastern Star Gas Ltd	447
1,692,176		EnCana Corp	55,190
530,415	*	Encore Acquisition Co	25,471
824,546	*,e	Endeavour International Corp	891
166,744	*,e	Energy Recovery, Inc	1,147
274,910		Enerplus Resources Fund	6,364
160,955		Ensco International PLC (ADR)	6,429
141,704		Ensign Energy Services, Inc	2,032
1,475,385		EOG Resources, Inc	143,555
411,758		Equitable Resources, Inc	18,084
131,230	e	Etablissements Maurel et Prom	2,380
565,613		EXCO Resources, Inc	12,008
200,684	*,e	Exterran Holdings, Inc	4,305
97,596	*	Fairborne Energy Ltd	445
98,184	*	Faroe Petroleum plc	210
42,690	*	Flint Energy Services Ltd	394
356,825	*	Forest Oil Corp	7,939
2,022,580		Formosa Petrochemical Corp	5,205
41,680	e	Fred Olsen Energy ASA	1,596
211,262	*,e	FX Energy, Inc	602
524,926		GAIL India Ltd	4,652
143,897	*	Galleon Energy, Inc	725
107,706		Gazpromneft OAO (ADR)	2,939
40,860	*	Geokinetics, Inc	393
32,676	*,e	Georesources, Inc	446
545,327	*,e	Global Industries Ltd	3,888
154,172	*,e	GMX Resources, Inc	2,118
132,351	*,e	Goodrich Petroleum Corp	3,223
538,243	*	Gulf Keystone Petroleum Ltd	782
243,479	*	Gulfport Energy Corp	2,788
81,991	*	Gulfsands Petroleum PLC	303
5,516,345		Halliburton Co	165,987
68,177	*	Hardy Oil & Gas plc	277
165,611	*	Harvest Natural Resources, Inc	876
317,941	*	Helix Energy Solutions Group, Inc	3,736
396,426	e	Helmerich & Payne, Inc	15,809
627,941	*,e	Hercules Offshore, Inc	3,002
248,748	*,e	Heritage Oil Ltd	1,745
1,134,859	*	Horizon Oil Ltd	370
356,151		Husky Energy, Inc	10,243
8,690		Idemitsu Kosan Co Ltd	507
1,734		Inpex Holdings, Inc	13,111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,316	*,e	Isramco, Inc	$380
263,697	*,e	Iteration Energy Ltd	305
279,373	*	Ivanhoe Energy, Inc	791
10,854		Japan Petroleum Exploration Co	479
263,448		JKX Oil & Gas plc	1,201
846,000		K1 Ventures Ltd	96
34,000		Kanto Natural Gas Development Ltd	177
165,936	*	Karoon Gas Australia Ltd	1,565
48,416	e	Kayne Anderson Energy Development Co	704
76,676	f	KazMunaiGas Exploration Production (GDR)	1,898
725,685	*	Key Energy Services, Inc	6,379
10,989	*,e	Lundin Petroleum AB	87
33,980		Major Drilling Group International	935
580,976	*,e	Mariner Energy, Inc	6,745
538,408	*,e	McMoRan Exploration Co	4,318
111,749		Melrose Resources plc	487
1,823,080	*,e	Nabors Industries Ltd	39,907
117,200		NAL Oil & Gas Trust	1,540
2,791,675		National Oilwell Varco, Inc	123,085
512,057		New Zealand Oil & Gas Ltd	620
743,229	*	Newfield Exploration Co	35,846
540,287	*	Newpark Resources, Inc	2,285
575,489		Nexen, Inc	13,878
1,371,777	*,e	Nexus Energy Ltd	385
49,987	e	Niko Resources Ltd	4,703
743,977		Noble Energy, Inc	52,986
148,781	*	Northern Oil And Gas, Inc	1,762
242,500	*	Norwegian Energy Co AS.	748
130,627	f	NovaTek OAO (GDR)	8,533
124,479	*,e	NuVista Energy Ltd	1,485
7,252,731		Occidental Petroleum Corp	590,011
352,697	*	Oceaneering International, Inc	20,640
1,630,000		OGX Petroleo e Gas Participacoes S.A.	16,010
32,603	*	Oil India Ltd	870
51,863		Oil Search Ltd	284
1,131,472	*,e	Oilsands Quest, Inc	1,301
429,036	*	OPTI Canada, Inc	833
284,588	*,e	PA Resources AB	965
287,489	*,e	Pacific Rubiales Energy Corp	4,247
36,815	e	Panhandle Oil and Gas, Inc (Class A)	954
182,861		Paramount Energy Trust	913
56,989	*	Paramount Resources Ltd (Class A)	801
6,700	*	Parex Resources, Inc	26
589,708	*	Parker Drilling Co	2,919
913,210	e	Patterson-UTI Energy, Inc	14,018
231,131		Penn Virginia Corp	4,921

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

765,390		Penn West Energy Trust	$13,576
175,705	e	PetroBakken Energy Ltd	5,432
133,948	*	Petrobank Energy & Resources Ltd	6,559
948,040	*	PetroHawk Energy Corp	22,743
3,776,564		Petroleo Brasileiro S.A.	90,347
1,255,983		Petroleo Brasileiro S.A. (ADR)	59,885
4,574,373		Petroleo Brasileiro S.A. (Preference)	96,401
97,231	*	Petroleum Development Corp	1,771
337,300	*,e	Petroleum Geo-Services ASA	3,861
53,426	*,e	Petrominerales Ltd	960
113,855		Petroplus Holdings AG.	2,083
267,352	*,e	Petroquest Energy, Inc	1,639
129,967		Peyto Energy Trust	1,747
245,203	*	Pioneer Drilling Co	1,937
363,181		Pioneer Natural Resources Co	17,494
437,820	*	Plains Exploration & Production Co	12,110
71,301	*	Portland Gas plc	98
91,658	*,e	PowerSecure International, Inc	661
652,500		PPB Group BHD	3,034
197,100		Precision Drilling Trust	1,442
159,658	*	Premier Oil plc	2,836
1,584,130	*,e	Pride International, Inc	50,550
1,212	*,e	PrimeEnergy Corp	44
163,943		ProEx Energy Ltd	2,218
287,400	e	ProSafe ASA	1,823
207,400	*	Prosafe Production Public Ltd	444
391,781		Provident Energy Trust	2,652
1,682,369		PTT Exploration & Production PCL	7,422
209,967	*	Questerre Energy Corp	578
376,206	*,e	Quicksilver Resources, Inc	5,647
1,783,384		Range Resources Corp	88,902
355,066	*	Regal Petroleum plc	457
123,631	*	Rex Energy Corp	1,484
202,994	*,e	Riversdale Mining Ltd	1,301
1,425,282	*,e	Roc Oil Co Ltd	852
988,380		Rowan Cos, Inc	22,377
140,137	e	RPC, Inc	1,457
231,595	*	Salamander Energy plc	1,110
1,401,380		Santos Ltd	17,650
95,538		Savanna Energy Services Corp	633
8,303		SBM Offshore NV	163
6,464,342		Schlumberger Ltd	420,765
65,500	*	Scorpion Offshore Ltd	275
64,740	*,e	SEACOR Holdings, Inc	4,936
87,760	e	SeaDrill Ltd	2,233
60,790	*,e	Seahawk Drilling, Inc	1,370

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50	*	Serval Integrated Energy Services	$0	^
9,513	*,m	Sibir Energy plc	27
89,259		SK Energy Co Ltd	8,968
2,070,411		Smith International, Inc	56,253
56,507	*,e	Soco International plc	1,221
203,600	*,e	Songa Offshore SE	1,062
1,149,055	*	Southwestern Energy Co	55,384
321,070		St. Mary Land & Exploration Co	10,993
256,593	*	Sterling Energy plc	642
238,497	*,e	Stone Energy Corp	4,305
48,142	*,e	Storm Exploration, Inc	600
147,400	*,e	Subsea 7, Inc	2,441
314,434	*,e	Sulphco, Inc	211
251,330	*	Superior Energy Services	6,105
110,468		Superior Plus Corp	1,547
71,971	*,e	Superior Well Services, Inc	1,026
1,123,834		Surgutneftegaz (ADR)	9,936
358,500	e	Surgutneftegaz (ADR) (London)	3,187
211,447	*	Swift Energy Co	5,066
361,576	*,e	Syntroleum Corp	962
1,417,053		Talisman Energy, Inc	26,679
323,670		Tatneft (GDR)	9,352
470,595		Technip S.A.	33,109
384,518	*	Tetra Technologies, Inc	4,260
77,488	*,e	TGC Industries, Inc	303
212,600	*	TGS Nopec Geophysical Co ASA	3,840
293,129	e	Tidewater, Inc	14,056
94,315	e	Toreador Resources Corp	934
134,882	e	Trican Well Service Ltd	1,813
116,780		Trilogy Energy Trust	959
165,666		Trinidad Drilling Ltd	1,120
7,496,438		Tullow Oil plc	157,279
70,757	*,e	Union Drilling, Inc	442
165,859	*,e	Unit Corp	7,049
592,984	*,e	UTS Energy Corp	1,293
413,897		Vaalco Energy, Inc	1,883
163,633	*,e	Venoco, Inc	2,134
63,031		Vermilion Energy Trust	1,954
168,671		W&T Offshore, Inc	1,973
320,907	*	Warren Resources, Inc	786
481,730	*	Weatherford International Ltd	8,628
93,268	*,e	West Siberian Resources Ltd (GDR)	1,323
194,197	*	Whiting Petroleum Corp	13,875
285,793	*,e	Willbros Group, Inc	4,821
371,392		Woodside Petroleum Ltd	15,662
4,211,774		XTO Energy, Inc	195,974

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,500		Zargon Energy Trust	$451
64,035	*,e	Zion Oil & Gas, Inc	458

		TOTAL OIL AND GAS EXTRACTION	5,028,629

PAPER AND ALLIED PRODUCTS - 0.57%
83,325	e	Altri SGPS S.A.	475
580,997		Bemis Co	17,227
127,355		Billerud AB	944
212,008	*	Buckeye Technologies, Inc	2,069
151,324	*	Canfor Corp	1,176
141,972		Cascades, Inc	1,214
252,378	*,e	Cenveo, Inc	2,208
95,000	*	Chuetsu Pulp & Paper Co Ltd	163
100,558	e	Corporate Express Australia Ltd	356
105,000		Daio Paper Corp	854
230,170	*,e	Domtar Corporation	12,754
493,430	e	DS Smith plc	1,009
145,464		Empresas CMPC S.A.	5,790
350,480	e	Exor S.p.A	6,826
216,773	*	Fibria Celulose S.A.	4,867
22,400		FP Corp	1,011
258,567		Glatfelter	3,142
567,854	*	Graphic Packaging Holding Co	1,970
166,936		Greif, Inc (Class A)	9,011
98,370	e	Grupo Empresarial Ence S.A.	383
1,152,700		Hengan International Group Co Ltd	8,535
272,000	e	Hokuetsu Paper Mills Ltd	1,356
97,165		Holmen AB (B Shares)	2,475
158,351		Huhtamaki Oyj	2,195
3,155,039		International Paper Co	84,492
154,962	*	Kapstone Paper and Packaging Corp	1,526
2,868,468		Kimberly-Clark Corp	182,750
978,676		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,381
421,658		Kinnevik Investment AB (Series B)	6,286
455,895		Klabin S.A.	1,390
146,800		Kokuyo Co Ltd	1,172
18,486		Mayr-Melnhof Karton AG.	1,901
705,425		MeadWestvaco Corp	20,196
93,489		Metso Oyj	3,289
14,008		Miquel y Costas & Miquel S.A.	301
343,000	e	Mitsubishi Paper Mills Ltd	403
19,426	e	Mondi Ltd	94
755,582		Mondi plc	4,054
237,085		M-real Oyj (B Shares)	517
83,252		Neenah Paper, Inc	1,161
1,955,000		Nine Dragons Paper Holdings Ltd	3,118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

455,690		Nippon Paper Group, Inc	$11,629
237,600	*,e	Norske Skogindustrier ASA	394
1,316,893		OJI Paper Co Ltd	5,518
24,176	*	Orchids Paper Products Co	484
17,200		Pack Corp	237
585,741		Packaging Corp of America	13,478
42,894		Papeles y Cartones de Europa S.A.	225
1,058,213	e	PaperlinX Ltd	603
176		Pilot Corp	198
239,798		Portucel Empresa Produtora de Pasta e Papel S.A.	679
427,000		Rengo Co Ltd	2,538
233,258		Rock-Tenn Co (Class A)	11,759
49,600	e	Sanrio Co Ltd	378
616,255	e	Sappi Ltd	2,948
88,488		Schweitzer-Mauduit International, Inc	6,225
81,981		Semapa-Sociedade de Investimento e Gestao	911
24,769	*	Sequana	283
15,200	*	Shimojima Co Ltd	209
223,618		Smurfit Kappa Group plc	1,978
1,140,198		Sonoco Products Co	33,351
497,780		Stora Enso Oyj (R Shares)	3,491
2,040,387		Svenska Cellulosa AB (B Shares)	27,204
398,626		Temple-Inland, Inc	8,415
143,000		Tokushu Tokai Holdings Co Ltd	351
110,647		Uni-Charm Corp	10,373
1,199,764		UPM-Kymmene Oyj	14,264
216,446		Wausau Paper Corp	2,511

		TOTAL PAPER AND ALLIED PRODUCTS	565,675

PERSONAL SERVICES - 0.11%
3,900,105		Chaoda Modern Agriculture	4,152
517,212	e	Cintas Corp	13,474
149,800	*,e	Coinstar, Inc	4,161
24,660		CPI Corp	303
339,908		Davis Service Group plc	2,180
79,664		Dignity plc	779
113,467		G & K Services, Inc (Class A)	2,851
1,458,850		H&R Block, Inc	33,000
242,997		Invocare Ltd	1,340
174,669	e	Jackson Hewitt Tax Service, Inc	769
1,139,473		Kuala Lumpur Kepong BHD	5,479
57,015	*,e	Mac-Gray Corp	587
326,426	e	Regis Corp	5,082
2,566,171		Rentokil Initial plc	4,777
493,243	*,e	Sally Beauty Holdings, Inc	3,773
956,840		Service Corp International	7,838

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

92,114	*,e	Steiner Leisure Ltd	$3,662
73,726		Unifirst Corp	3,547
218,805		Weight Watchers International, Inc	6,380

		TOTAL PERSONAL SERVICES	104,134

PETROLEUM AND COAL PRODUCTS - 4.45%
75,344	e	Alon USA Energy, Inc	515
47,400	e	AOC Holdings, Inc	254
678,915		Ashland, Inc	26,899
193,574		Bharat Petroleum Corp Ltd	2,641
28,700,623		BP plc	277,138
538,529		BP plc (ADR)	31,219
6,576		Caltex Australia Ltd	55
10,343,894		Chevron Corp	796,376
6,559,536		ConocoPhillips	334,996
74,000		Cosmo Oil Co Ltd	155
116,371	*	CVR Energy, Inc	798
39,500	e	Daiseki Co Ltd	797
66,631	e	Delek US Holdings, Inc	454
6,054,792		Ecopetrol S.A.	7,349
4,279,414		ENI S.p.A.	108,979
71,901		Enterprise Products Partners LP	2,258
78,671	e	ERG S.p.A.	1,089
3,213		Esso SA Francaise	399
23,689,025		Exxon Mobil Corp	1,615,354
381,061		Frontier Oil Corp	4,588
136,896	e	Galp Energia SGPS S.A.	2,365
1,125,503	*,e	Gran Tierra Energy, Inc	6,449
16,558	*,e	Green Plains Renewable Energy, Inc	246
238,078	*	Headwaters, Inc	1,552
60,043		Hellenic Petroleum S.A.	672
1,279,458		Hess Corp	77,407
140,238	e	Holly Corp	3,594
385,354		Imperial Oil Ltd	14,982
315,762	*,e	Linc Energy Ltd	450
642,644		LUKOIL (ADR)	36,417
3,843,414		Marathon Oil Corp	119,991
66,935		Motor Oil Hellas Corinth Refineries S.A.	1,019
1,153,973		Murphy Oil Corp	62,545
6,222	e	Neste Oil Oyj	111
412,016	*	Nighthawk Energy PLC	229
223,792		Nippon Mining Holdings, Inc	960
140,663		OMV AG.	6,172
53,615		Parkland Income Fund	687
22,000	m	Peab Industri AB (B Shares)	101
568,211		PGG Wrightson Ltd	239

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

477,888		Polski Koncern Naftowy Orlen S.A.	$5,638
1,142,950		PTT PCL	8,438
66,486		Quaker Chemical Corp	1,372
1,817,011		Reliance Industries Ltd	42,456
778,575	e	Repsol YPF S.A.	20,893
2,142,693	f	Rosneft Oil Co (GDR)	18,288
4,777,883		Royal Dutch Shell plc (A Shares)	144,580
3,197,955		Royal Dutch Shell plc (B Shares)	93,135
435,593	*,e	SandRidge Energy, Inc	4,108
14,462	e	Showa Shell Sekiyu KK	118
37,244		SK Corp	2,842
80,198		S-Oil Corp	3,722
615,478	e	Statoil ASA	15,350
2,451,825		Suncor Energy, Inc	87,233
2,278,480		Suncor Energy, Inc (NY)	80,453
369,419	e	Sunoco, Inc	9,642
732,479	e	Tesoro Corp	9,925
1,479,300		Thai Oil PCL	1,896
549,872	e	TonenGeneral Sekiyu KK	4,594
2,451,719	e	Total S.A.	157,474
221,663		Tupras Turkiye Petrol Rafine	4,398
2,144,676		Valero Energy Corp	35,923
1,073,419		Walter Industries, Inc	80,839
80,015		WD-40 Co	2,589
603,306	*,e	Western Refining, Inc	2,842

		TOTAL PETROLEUM AND COAL PRODUCTS	4,387,249

PIPELINES, EXCEPT NATURAL GAS - 0.09%
884,286	e	APA Group	2,764
12,300		Enbridge Income Fund	156
93,999		Pembina Pipeline Income Fund	1,575
2,798,419		Spectra Energy Corp	57,395
798,391	e	TransCanada Corp	27,627
105,964		Wellstream Holdings plc	902
81,300		Westshore Terminals Income Fund	1,112

		TOTAL PIPELINES, EXCEPT NATURAL GAS	91,531

PRIMARY METAL INDUSTRIES - 0.92%
9,075		Acerinox S.A.	190
23,447	*,e	Advanced Metallurgical Group NV	293
154,000	*	Aichi Steel Corp	678
387,715		AK Steel Holding Corp	8,278
3,584,343		Alcoa, Inc	57,780
389,280	e	Allegheny Technologies, Inc	17,428
5,216,000	e	Aluminum Corp of China Ltd	5,682
1,412,720	e	Angang New Steel Co Ltd	3,081

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

606,728		ArcelorMittal	$27,731
20,147	*	Armtec Infrastructure Income Fund	491
29,500	*,e	Asahi Holdings, Inc	451
46,869		BE Group AB	285
20,397		Bekaert S.A.	3,148
270,477		Belden CDT, Inc	5,929
1,064,052		BlueScope Steel Ltd	2,932
234,561	e	Bodycote plc	602
117,327	*	Brush Engineered Materials, Inc	2,175
63,384		Canam Group, Inc	432
132,691		Carpenter Technology Corp	3,576
627,853		Catcher Technology Co Ltd	1,746
277,327	*	Century Aluminum Co	4,490
11,459,743		China Steel Corp	11,816
95,000		Chugai Ro Co Ltd	249
450,571	*	CommScope, Inc	11,954
597,502		Companhia Siderurgica Nacional S.A.	19,219
38,803	*	Corinth Pipeworks S.A.	79
59,570		Daewoo International Corp	1,689
20,531	e	Daido Steel Co Ltd	76
456,736		Delta PLC	1,027
63,660		Dongkuk Steel Mill Co Ltd	1,472
118,413		Dowa Holdings Co Ltd	655
36,549		Draka Holding	699
86,894		Duro Felguera S.A.	898
4,513		EL Ezz Aldekhela Steel Alexandria	619
213,553		El Ezz Steel Co	669
46,530		Elval Aluminium Process Co	111
111,483	e	Encore Wire Corp	2,349
400,350		Eregli Demir ve Celik Fabrikalari TAS	1,214
503,050		Feng Hsin Iron & Steel Co	848
627,000		Fujikura Ltd	3,266
1,276,027	e	Furukawa Electric Co Ltd	5,329
211,000		Furukawa-Sky Aluminum Corp	366
73,501	*,e	Fushi Copperweld, Inc	744
198,498	*,e	General Cable Corp	5,840
76,865	*,e	General Steel Holdings, Inc	339
183,248		Gerdau Ameristeel Corp	1,526
103,950		Gerdau S.A.	1,323
749,602		Gerdau S.A.	12,547
149,035	e	Gibraltar Industries, Inc	2,344
324,000		Godo Steel Ltd	701
81,190		Halcor S.A.	156
73,052		Haynes International, Inc	2,409
983,161		Hindalco Industries Ltd	3,381
34,114		Hoganas AB (Class B)	780

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

223,834	*	Horsehead Holding Corp	$2,854
300,295		Hubbell, Inc (Class B)	14,204
124,275		Hyundai Steel Co	9,229
701,929		JFE Holdings, Inc	27,746
316,000		JFE Shoji Holdings, Inc	1,133
1,873,000	e	Jiangxi Copper Co Ltd	4,380
373,700		Johnson Matthey plc	9,219
261,529		KGHM Polska Miedz S.A.	9,641
244,673		KME Group S.p.A.	163
3,027,597		Kobe Steel Ltd	5,487
28,900		Kyoei Steel Ltd	533
31,553		Leoni AG.	735
4,800	*	Lihua International, Inc	50
4,474,000	e	Maanshan Iron & Steel	3,241
27,400	e	Maruichi Steel Tube Ltd	547
18,062	e	Matsuda Sangyo Co Ltd	310
149,759		Matthews International Corp (Class A)	5,306
389,286		Mechel Steel Group OAO (ADR)	7,326
199,837	*,e	Metalico, Inc	983
603,000	e	Midas Holdings Ltd	392
162,000	e	Mitsubishi Cable Industries Ltd	126
697,562		Mitsubishi Materials Corp	1,706
166,000	*	Mitsubishi Steel Manufacturing Co Ltd	281
432,299		Mitsui Mining & Smelting Co Ltd	1,124
374,086		Mittal Steel South Africa Ltd	5,183
221,588		Mueller Industries, Inc	5,504
246,000		Nakayama Steel Works Ltd	337
36,300		Neturen Co Ltd	231
140,000	e	Nippon Denko Co Ltd	836
92,000		Nippon Koshuha Steel Co Ltd	84
969,000		Nippon Light Metal Co Ltd	835
155,000	e	Nippon Metal Industry Co Ltd	234
4,715,122		Nippon Steel Corp	19,106
139,500		Nippon Yakin Kogyo Co Ltd	538
69,844		Norddeutsche Affinerie AG.	3,014
141,941	*,e	Norsk Hydro ASA	1,192
49,554	*	Northwest Pipe Co	1,331
1,364,884		Nucor Corp	63,672
58,997	e	Olympic Steel, Inc	1,922
885,779		OneSteel Ltd	2,661
39,700		Osaka Steel Co Ltd	667
5,728		Outokumpu Oyj	108
214,000	e	Pacific Metals Co Ltd	1,624
1,087,474		Parkson Holdings BHD	1,683
95,019		POSCO	50,110
949,661		Precision Castparts Corp	104,796

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,463	*,e	Recylex S.A.	$246
160,686	*	RTI International Metals, Inc	4,044
125,000	e	Sanyo Special Steel Co Ltd	547
9,374		Schmolz + Bickenbach AG.	219
168,051		Schnitzer Steel Industries, Inc (Class A)	8,016
224,322	f	Severstal (GDR)	2,119
42,052		Sidenor Steel Products Manufacturing Co S.A.	269
9,800	*,f,m	Siderar SAIC (ADR) (Class A)	506
2,249,022		Steel Authority Of India	11,610
1,638,860		Steel Dynamics, Inc	29,041
539,177		Sterlite Industries India Ltd	9,947
1,096,890	e	Straits Resources Ltd	1,688
1,457,966	*	Sumitomo Electric Industries Ltd	18,160
378,000	*	Sumitomo Light Metal Industries Ltd	301
5,390,436		Sumitomo Metal Industries Ltd	14,490
828,267		Sumitomo Metal Mining Co Ltd	12,223
11,626	*,e	Sutor Technology Group Ltd	31
282,000		SWCC Showa Holdings Co Ltd	243
1,730		Taihan Electric Wire Co Ltd	27
646,553		Tata Steel Ltd	8,529
278,985		Tenaris S.A.	6,012
115,190		Texas Industries, Inc	4,030
68,936	*,e	Timminco Ltd	86
538,529		Titanium Metals Corp	6,742
41,629		TKH Group NV	829
38,000	e	Toho Titanium Co Ltd	578
153,000		Toho Zinc Co Ltd	755
152,000	e	Tokyo Rope Manufacturing Co Ltd	426
370,111		Tokyo Steel Manufacturing Co Ltd	4,167
57,000		Toyo Kohan Co Ltd	298
163,906		Tredegar Corp	2,593
124,653		Tubacex S.A.	490
190,001		Tubos Reunidos S.A.	582
775,676		Tung Ho Steel Enterprise Corp	840
21,307		Umicore	711
484,426	e	United States Steel Corp	26,702
43,342	*	Universal Stainless & Alloy	817
219,707	*,e	Uranium Energy Corp	830
194,793		Usinas Siderurgicas de Minas Gerais S.A.	5,604
		Usinas Siderurgicas de Minas Gerais S.A.
294,631		(Preference)	8,358
359,154	e	Vallourec	64,978
370,427	e	Voestalpine AG.	13,533
100,603	e	Von Roll Holding AG.	623
13,080,150		Walsin Lihwa Corp	4,901
360,731	e	Worthington Industries, Inc	4,715
76,900		Yamato Kogyo Co Ltd	2,514
150,000		Yodogawa Steel Works Ltd	611

		TOTAL PRIMARY METAL INDUSTRIES	902,057

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

PRINTING AND PUBLISHING - 0.40%
302,510	*	ACCO Brands Corp	$2,202
69,944	e	Alma Media	749
216,318	e	American Greetings Corp (Class A)	4,714
483,637	e	APN News & Media Ltd	1,005
145,913	e	Arnoldo Mondadori Editore S.p.A.	647
450,969		Belo (A.H.) Corp (Class A)	2,453
216,077	e	Bowne & Co, Inc	1,443
46,872		Caltagirone Editore S.p.A.	117
63,500		Cermaq ASA	607
110,571	*,e	China Information Security Technology, Inc	681
59,289	*	Consolidated Graphics, Inc	2,076
67,388		Courier Corp	960
47,879		CSS Industries, Inc	931
730,440		Dai Nippon Printing Co Ltd	9,313
461,633	e	Daily Mail & General Trust	3,103
59,216		Davis & Henderson Income Fund	958
123,025		De La Rue plc	1,955
150,460	*	Dolan Media Co	1,536
365,936		Dun & Bradstreet Corp	30,874
13,400	*	Duoyuan Printing, Inc	108
221,616	e	Eniro AB	1,093
136,012		Ennis, Inc	2,284
145,690	*,e	EW Scripps Co (Class A)	1,014
45,100		Fuji Seal International, Inc	927
19,963,000	*	Fung Choi Media Group Ltd	2,329
66,000	e	Gakken Co Ltd	168
696,753		Gannett Co, Inc	10,347
211,847	e	Harte-Hanks, Inc	2,284
94,492	*	Impresa SGPS	242
3,377,373		Independent News & Media plc	624
852,688		Informa plc	4,384
3,832,889	e	John Fairfax Holdings Ltd	5,957
124,508		John Wiley & Sons, Inc (Class A)	5,214
1,715,525	*	Johnston Press plc	613
271,995		Journal Communications, Inc (Class A)	1,058
103,727	e	Kadokawa Holdings, Inc	2,428
164,000		Kyodo Printing Co Ltd	442
162,227	e	Lagardere S.C.A.	6,568
46,683		Lambrakis Press S.A.	132
135,494	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	669
1,976,117		McGraw-Hill Cos, Inc	66,219
224,961	*	Mecom Group plc	412

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

51		Media General, Inc (Class A)	$0	^
102,177	e	Meredith Corp	3,152
376,820	*	MSCI, Inc (Class A)	11,983
51,559		Multi-Color Corp	630
306,982		New York Times Co (Class A)	3,794
686,000	*	Next Media Ltd	91
716,000		Oriental Press Group	91
37,379	e	Orkla ASA	367
7,014	e	PagesJaunes Groupe S.A.	78
4,367,689		Pearson plc	62,624
112,821	*,e	Playboy Enterprises, Inc (Class B)	361
377,214		PMP Ltd	260
106,543		Primedia, Inc	385
82,000		PRONEXUS, Inc	491
55,780		Quebecor, Inc	1,452
1,240,197		R.R. Donnelley & Sons Co	27,619
188,679		RCS MediaGroup S.p.A.	342
1,432,052		Reed Elsevier NV	17,570
776,955		Reed Elsevier plc	6,378
6,702		Roularta Media Group NV	147
3,932	e	Sanoma-WSOY Oyj	89
79,303		Schawk, Inc (Class A)	1,079
107,563		Schibsted ASA	2,417
131,638		Scholastic Corp	3,927
1,758,799	*,e	Seat Pagine Gialle S.p.A.	414
1,489,736	e	Singapore Press Holdings Ltd	3,878
4,838		Spir Communication	119
129,431		St. Ives Group plc	115
130,168	e	Standard Register Co	664
3,360	e	Telegraaf Media Groep NV	63
769,050	e	Thomson Corp	24,965
96,400		Toppan Forms Co Ltd	1,005
907,834		Toppan Printing Co Ltd	7,392
76,979	e	Torstar Corp	466
80,830		Transcontinental, Inc	999
460,418		Trinity Mirror PLC	1,108
323,792		United Business Media Ltd	2,417
247,738	*	Valassis Communications, Inc	4,524
18,180		Washington Post Co (Class B)	7,992
434,663	e	West Australian Newspapers Holdings Ltd	3,141
133,146		Wolters Kluwer NV	2,912
3,357,569	*,e	Yell Group plc	2,113
1,073,455		Yellow Pages Income Fund	5,522

		TOTAL PRINTING AND PUBLISHING	396,976

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

RAILROAD TRANSPORTATION - 0.75%
4,517,223	*	Asciano Group	$7,313
1,013,952		Burlington Northern Santa Fe Corp	99,996
664,297		Canadian National Railway Co	36,421
330,346	e	Canadian Pacific Railway Ltd	17,938
2,491		Central Japan Railway Co	16,673
2,133,121		CSX Corp	103,435
923,776		East Japan Railway Co	58,457
1,495,571		Firstgroup PLC	10,231
176,626	*	Genesee & Wyoming, Inc (Class A)	5,765
106,000	e	Guangshen Railway Co Ltd	43
761,352		Hankyu Hanshin Holdings, Inc	3,396
390,619	*,e	Kansas City Southern Industries, Inc	13,004
1,134,638	e	MTR Corp	3,909
2,037,239		Norfolk Southern Corp	106,792
105,600	*	RailAmerica, Inc	1,288
1,270,439	e	Stagecoach Group plc	3,456
3,581,219		Union Pacific Corp	228,840
5,890		West Japan Railway Co	19,747

		TOTAL RAILROAD TRANSPORTATION	736,704

REAL ESTATE - 0.58%
2,238,073	e	Abacus Property Group	893
49,679		Acanthe Developpement S.A.	98
546,561	*	Aedes S.p.A.	161
9,258		Affine S.A.	216
2,572,000	e	Agile Property Holdings Ltd	3,734
53,700		Airport Facilities Co Ltd	272
192,532	*	Alerion Industries S.p.A.	141
3,406,000	e	Allgreen Properties Ltd	2,955
12,065		Allreal Holding AG.	1,436
38,845		Alstria Office REIT-AG.	418
3,339	*,e	American Realty Investors, Inc	41
994,347		AMP NZ Office Trust	548
585,056		Aspen Group	246
3,464		Atenor Group	176
1,548,277	e	Australand Property Group	711
11,669,443		Ayala Land, Inc	2,820
9,247,920	m	Ayala Land, Inc (Preference)	20
25,444	*	Babis Vovos International Construction S.A.	159
928,615		Beni Stabili S.p.A.	760
136,700	*	BR Malls Participacoes SA	1,688
375,895	*	Brioschi Sviluppo Immobiliare	117
1,542,766		British Land Co plc	11,880
40,000	e	Brookfield Properties Co	485
636,115		Brookfield Properties Corp	7,785
21,728		CA Immo International AG.	160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

116,774	*,e	CA Immobilien Anlagen AG.	$1,320
328,659		Capital & Regional plc	180
2,477,556		CapitaLand Ltd	7,350
5,433,854		CapitaMall Trust	6,936
293,807		Castellum AB	2,976
66,000		Cathay Real Estate Development Co Ltd	27
1,063,784	*,e	CB Richard Ellis Group, Inc (Class A)	14,436
49,000		Central Pattana PCL	30
2,575	*	Centro Properties Group	1
1,355,998	*	Centro Retail Group	198
4,376,804	e	Champion Real Estate Investment Trust	1,854
5,420,028		Cheuk Nang Holdings Ltd	1,445
1,085,448		Cheung Kong Holdings Ltd	13,948
25,000		China Aoyuan Property Group Ltd	4
138,845	*,e	China Housing & Land Development, Inc	573
76,068	*	China Real Estate Information Corp (ADR)	835
3,814,000	e	China Resources Land Ltd	8,585
1,916,820		China Vanke Co Ltd	2,395
373,409	e	Chinese Estates Holdings Ltd	636
207,715	e	City Developments Ltd	1,698
319,781		Citycon Oyj	1,339
27,012	*,e	CLS Holdings PLC	218
42,166		Colonia Real Estate AG.	264
7,846		ComBOTS AG.	71
287		Compagnie Generale Immobiliere	59
31,205	e	Consolidated-Tomoka Land Co	1,090
139,831	*	Conwert Immobilien Invest AG.	1,709
56,060		Corio NV	3,819
5,695,000	e	Country Garden Holdings Co Ltd	2,107
516,284		Cyrela Brazil Realty S.A.	7,265
65,400		Daibiru Corp	471
1,345,900		Daiman Development BHD	590
169,619		Derwent London plc	3,604
263,927	*,e	Desarrolladora Homex S.A. de C.V.	1,483
50,565		Deutsche Euroshop AG.	1,712
96,487	*	Deutsche Wohnen AG.	923
154,718	e	Development Securities plc	849
48,789		DIC Asset AG.	569
446,724	*	Dolphin Capital Investors Ltd	411
109,747		Douja Promotion Groupe Addoha S.A.	1,440
27,494		Dundee Real Estate Investment Trust	545
123,776		DuPont Fabros Technology, Inc	2,227
13,625,000		Erawan Group PCL	962
40,549		Eurobank Properties Real Estate Investment Co	483
43,565		Eurocommercial Properties NV	1,803
200,188	e	Fabege AB	1,253

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

943,833	e	Far East Consortium	$338
47,800		First Capital Realty, Inc	990
872,014	e	FKP Property Group	615
561,085	*,e	Forest City Enterprises, Inc (Class A)	6,610
202,249	*,e	Forestar Real Estate Group, Inc	4,445
125,800		Gafisa S.A.	2,041
46,438		Gecina S.A.	5,049
1,121,947	*,e	Genting International plc	1,034
59,364		Genworth MI Canada, Inc	1,538
108,293	*	Globe Trade Centre S.A.	967
1,414,000	*	Glorious Property Holdings Ltd	640
36,360		Goldcrest Co Ltd	1,018
46,580		Government Properties Income Trust	1,070
441,747		Grainger plc	911
705,773		Great Portland Estates plc	3,267
704,500		Greentown China Holdings Ltd	1,093
2,020,065		Growthpoint Properties Ltd	3,837
1,646,736	e	Guangzhou R&F Properties Co Ltd	2,872
277,000	e	Guocoland Ltd	445
1,410,782		Hammerson plc	9,602
216,988		Hang Lung Group Ltd	1,073
2,275,518		Hang Lung Properties Ltd	8,921
397,500		Heiwa Real Estate Co Ltd	1,279
107,075		Helical Bar plc	590
1,272,000		Henderson Investment Ltd	100
742,266		Henderson Land Development Co Ltd	5,547
752,000		Ho Bee Investment Ltd	917
412,000	*	Hong Fok Corp Ltd	196
290,000		Hongkong Land Holdings Ltd	1,428
711,301		Hopewell Holdings	2,293
1,311,295		Hopson Development Holdings Ltd	1,877
208,782	*	Housing Development & Infrastruture Ltd	1,609
126,990		Hufvudstaden AB (Series A)	962
568,010		Hysan Development Co Ltd	1,608
22,293		ICADE	2,134
4,188,900		IGB Corp BHD	2,431
154,604		Immobiliare Grande Distribuzione	346
609,836	e	IMMOFINANZ Immobilien Anlagen AG.	2,166
4,137,053	e	ING Office Fund	2,352
1,142,264	*	Inmobiliaria Colonial S.A.	258
1,518		Intershop Holdings	437
94,239		IVG Immobilien AG.	719
57,004		IVR Prime Urban Developers Ltd	213
54,200	b,e,m	Joint Corp	1
212,237	e	Jones Lang LaSalle, Inc	12,819
926,000		K Wah International Holdings Ltd	342

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,872		Kardan NV	$446
4,641	e	Kenedix, Inc	1,502
2,008,223	e	Keppel Land Ltd	4,963
7,111,600		KLCC Property Holdings BHD	7,126
82,263		Klepierre	3,333
158,986		Klovern AB	508
277,896	e	Kungsleden AB	1,901
90,029,000		Lai Fung Holdings Ltd	3,284
24,765	*	Lamda Development S.A.	267
4,115,900		Land and Houses PCL	775
120,400		Land and Houses PCL Co LTD	23
1,965,895		Land and Houses PCL Co Reg	392
732,554		Land Securities Group plc	8,063
3,118		Leasinvest Real Estate SCA	264
100,151	e	Leighton Holdings Ltd	3,395
1,186,215	e	Liberty International plc	9,807
6,048,151		Link Real Estate Investment Trust	15,433
19,666,500	*	Lippo Karawaci Tbk PT	1,053
190,000		Liu Chong Hing Investment	184
112,457	*,e	LoopNet, Inc	1,118
82,360		MAC Services Group	162
2,609,485		Macquarie Goodman Group	1,476
35,779	e,m	Mapeley Ltd	116
643,000	f	Megaworld Corp	20
34,116		Mercialys S.A	1,201
30,126,800	*	Metro Pacific Investments Corp	1,700
2,516,929		Midland Holdings Ltd	2,162
1,490,706		Mirvac Group	2,080
1,874,118		Mitsubishi Estate Co Ltd	29,922
1,306,421		Mitsui Fudosan Co Ltd	22,089
1,025,000	*	Mongolia Energy Co ltd	522
77,100		Multiplan Empreendimentos Imobiliarios S.A.	1,437
96,000	*	Musashino Kogyo Co Ltd	188
4,856,666		New World China Land Ltd	1,836
7,127,457		New World Development Ltd	14,521
50,272		Nexity	1,827
57,700		Nomura Real Estate Holdings, Inc	856
662,400		Norwegian Property ASA	1,532
1,546		NTT Urban Development Corp	1,032
125,800		Parco Co Ltd	1,083
56,398	*,e	Patrizia Immobilien AG.	244
338,100		PDG Realty SA	3,369
2,806	*,f	PIK Group (GDR)	11
490,383	e	Pirelli & C Real Estate S.p.A.	357
69,306		PSP Swiss Property AG.	3,914
1,081,908	*,e	Quintain Estates & Development PLC	1,043

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

576,612		Raven Russia Ltd	$417
79,084	*,e	Reading International, Inc	320
1,351,454		Regus plc	1,996
11,352,000		Renhe Commercial Holdings Co Ltd	2,568
6,250	e	Risa Partners, Inc	3,929
3,003,900		Robinsons Land Corp	840
183,900		Rossi Residencial SA	1,616
38,400		Sankei Building Co Ltd	241
224,000		SC Global Developments Ltd	271
691,019		Segro plc	3,833
452,169	e	Shaftesbury plc	2,875
80,000		Shanghai Forte Land Co	26
730,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,405
15,180,000	e	Shanghai Real Estate Ltd	1,607
132,000		Shenzhen Investment Ltd	56
43,300	e	Shoei Co Ltd	328
3,494,900	e	Shui On Land Ltd	2,051
222,000	e	Singapore Land Ltd	1,036
1,616,175		Sino Land Co	3,111
4,177,436		Sino-Ocean Land Holdings Ltd	3,836
9,318,452		SM Prime Holdings	1,963
744		Societa Partecipazioni Finanziarie S.p.A.	0	^
11,021		Societe de la Tour Eiffel	830
3,050,000	e	Soho China Ltd	1,639
1,889,950		SP Setia BHD	2,159
104,511	*	Sparkassen Immobilien AG.	749
2,558,956		SPG Land Holdings Ltd	1,529
225,504		Sponda Oyj	880
150,254		ST Modwen Properties plc	470
282,578	*,e	St. Joe Co	8,164
400,890	e	Stewart Enterprises, Inc (Class A)	2,065
2,259,400		Stockland Trust Group	7,960
22,720		Sumitomo Real Estate Sales Co Ltd	943
691,994	e	Sumitomo Realty & Development Co Ltd	13,063
2,009,018		Sun Hung Kai Properties Ltd	29,872
67,074		Swiss Prime Site AG.	3,762
36,632		TAG Tegernsee Immobilien und Beteiligungs AG.	234
825,000		TAI Cheung Holdings	478
79,833		Technopolis plc	354
80,918	e	Thomas Properties Group, Inc	240
207,700		TOC Co Ltd	788
2,129,988	e	Tokyo Tatemono Co Ltd	8,193
224,000		Tokyotokeiba Co Ltd	323
344,900	e	Tokyu Land Corp	1,281
24,000	e	Tokyu Livable, Inc	207
15,200	*,e	Touei Housing Corp	127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

129,311		Unibail	$28,407
198,948		Unite Group PLC	962
9,637,884	*	Unitech Corporate Parks plc	3,752
1,599,414		Unitech Ltd	2,813
750,000		United Industrial Corp Ltd	1,113
30,647		Vastned Retail NV	2,015
48,144		Wallenstam Byggnads AB (B Shares)	865
10,966		Warehouses De Pauw SCA	535
3,518		Wereldhave Belgium NV	311
30,828		Wereldhave NV	2,945
1,412,882	e	Wheelock & Co Ltd	4,310
595,000	e	Wheelock Properties S Ltd	840
38,424	e	Wihlborgs Fastigheter AB	708
838,267		Wing Tai Holdings Ltd	1,083
1,512,382		Workspace Group plc	565
1,407,988		YNH Property BHD	628
3,189,000		Zhong An Real Estate Ltd	1,189
42,508		Zueblin Immobilien Holding AG.	166

		TOTAL REAL ESTATE	573,992

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.43%
148,365		A. Schulman, Inc	2,994
183,000	*	Achilles Corp	257
36,714	*	AEP Industries, Inc	1,405
210,073	e	Ansell Ltd	2,050
662,982		Asics Corp	5,950
94,000		Bando Chemical Industries Ltd	270
1,895,877		Bayer AG.	151,716
884,838		Bridgestone Corp	15,608
10,843	*	CENTROTEC Sustainable AG.	147
1,514,709		Cheng Shin Rubber Industry Co Ltd	3,498
391,603		Cooper Tire & Rubber Co	7,852
301,980		Deceuninck NV	629
109,764	*	Deceuninck Plastics	0	^
73,522	*,e	Deckers Outdoor Corp	7,479
599,014		Denki Kagaku Kogyo KK	2,678
1,233,405	*	Goodyear Tire & Rubber Co	17,391
87,880		Hankook Tire Co Ltd	1,921
99,208	*,e	Metabolix, Inc	1,098
104,674		Michelin (C.G.D.E.) (Class B)	8,017
24,090		Mitsubishi Rayon Co Ltd	97
74,000	*	Mitsuboshi Belting Co Ltd	296
1,665,017	e	Mitsui Chemicals, Inc	4,311
2,119,004		Newell Rubbermaid, Inc	31,806
117,000		Nichias Corp	465
131,700		Nifco, Inc	2,631

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,500	*,e	Nitta Corp	$351
73,800	*	NOK Corp	1,018
5,155	e	Nokian Renkaat Oyj	125
34,833		Nolato AB (B Shares)	285
80,000	e	Okamoto Industries, Inc	304
686,219		Pirelli & C S.p.A.	411
36,807		Puma AG. Rudolf Dassler Sport	12,253
929,433		Sealed Air Corp	20,317
55,000		Sekisui Jushi Corp	424
522,000	*	Sekisui Plastics Co Ltd	2,470
26,991		Semperit AG. Holding	1,039
186,844	*	Skechers U.S.A., Inc (Class A)	5,495
189,555		Spartech Corp	1,945
4,901,987		SSL International plc	61,918
32,900	*	STR Holdings, Inc	517
886,221		Sumitomo Bakelite Co Ltd	4,377
285,584	e	Sumitomo Rubber Industries, Inc	2,483
54,000	e	Takiron Co Ltd	139
188,888	e	Titan International, Inc	1,532
58,800	e	Tokai Rubber Industries, Inc	609
265,000		Toyo Tire & Rubber Co Ltd	495
78,408	*,e	Trex Co, Inc	1,537
372,263		Tupperware Corp	17,336
68,624		Uponor Oyj	1,469
76,556		Viscofan S.A.	1,944
3,840,000	*	Wai Chun Mining Industry Group Co Ltd	67
161,920	e	West Pharmaceutical Services, Inc	6,347
278,000	*	Yokohama Rubber Co Ltd	1,229

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	419,002

SECURITY AND COMMODITY BROKERS - 2.31%
52,073		ABC Arbitrage	490
369,000		ABG Sundal Collier ASA	502
135,143		AGF Management Ltd	2,197
852,020		Ameriprise Financial, Inc	33,075
132,700	*	Artio Global Investors, Inc	3,383
331,521		Australian Stock Exchange Ltd	10,336
29,538		Avanza AB	693
146,315		Azimut Holding S.p.A.	1,956
136,071		Banca Finnat Euramerica S.p.A.	116
150,923	e	BlackRock, Inc	35,044
86,302	e	Bolsas y Mercados Espanoles	2,784
48,331	*	Boursorama	668
471,004	*,e	Broadpoint Securities Group, Inc	2,101
943,921		Broadridge Financial Solutions, Inc	21,295
92,073	e	BT Investment Management Ltd	251

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

421,200		Bursa Malaysia BHD	$978
188,843		Calamos Asset Management, Inc (Class A)	2,177
62,105		Canaccord Capital, Inc	616
1,156,000		Capital Securities Corp	713
3,972,042		Charles Schwab Corp	74,754
1,368,000		China Everbright Ltd	3,350
264,067	e	Close Brothers Group PLC	2,935
224,563		CME Group, Inc	75,442
83,750	e	Cohen & Steers, Inc	1,913
240,408	e	Count Financial Ltd	282
27,850	*	Cowen Group, Inc	165
4,652,918		Credit Suisse Group	230,513
754,905	e	Cromwell Group	494
29,100	e,m	D Carnegie AB	72
32,339		DAB Bank AG.	197
153,540		Daewoo Securities Co Ltd	2,593
1,560		Daishin Securities Co Ltd	21
1,042,579		Daiwa Securities Group, Inc	5,247
134,132	*,e	DeA Capital S.p.A.	242
1,192,638		Deutsche Boerse AG.	98,762
13,061	e	Diamond Hill Investment Group, Inc	839
145,147		Duff & Phelps Corp	2,650
91,556	*	Dundee Corp	1,062
92,870	e	DundeeWealth, Inc	1,225
58,795,194	*	E*Trade Financial Corp	102,893
351,465	e	Eaton Vance Corp	10,688
286,416		Egyptian Financial Group-Hermes Holding	1,304
59,039	e	Epoch Holding Corp	617
72,148	e	Evercore Partners, Inc (Class A)	2,193
256,987		Evolution Group plc	557
553,892		F&C Asset Management plc	678
79,093	*	FBR Capital Markets Corp	489
531,090	e	Federated Investors, Inc (Class B)	14,605
144,636	e	Fifth Street Finance Corp	1,553
528,370		Franklin Resources, Inc	55,664
139,252	e	GAGFAH S.A.	1,266
42,353	e	GAMCO Investors, Inc (Class A)	2,045
462,239	e	GFI Group, Inc	2,112
19,848		Gluskin Sheff + Associates, Inc	390
72,094		GMP Capital, Inc	870
3,706,061		Goldman Sachs Group, Inc	625,732
37,713		Gottex Fund Management Holdings Ltd	286
63,823		Greenhill & Co, Inc	5,121
299,250		Hana Financial Group, Inc	8,458
97,220		Hellenic Exchanges S.A.	1,009
2,063,820	e	Hong Kong Exchanges and Clearing Ltd	36,720

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

149,477		Hyundai Securities Co	$1,892
1,037,750		ICAP plc	7,157
209,400		Ichiyoshi Securities Co Ltd	1,406
269,357	e	IGM Financial, Inc	10,923
9,368		Indiabulls Financial Services Ltd	25
466,896		Indiabulls Real Estate Ltd	2,267
119,018	*,e	Interactive Brokers Group, Inc (Class A)	2,109
304,536	*	IntercontinentalExchange, Inc	34,199
89,406	*,e	International Assets Holding Corp	1,300
2,785,933		Invesco Ltd	65,442
258,560	*	Investment Technology Group, Inc	5,094
772,098		IOOF Holdings Ltd	4,175
1,104,900		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,126
40,600		Iwai Securities Co Ltd	272
665,822		Janus Capital Group, Inc	8,955
350,896	*,e	Jefferies Group, Inc	8,327
89,321	e	JMP Group, Inc	868
488	e	kabu.com Securities Co Ltd	471
217,286	*	KBW, Inc	5,945
3,524,000		KGI Securities Co Ltd	2,067
6,947,701		Kim Eng Holdings Ltd	9,940
542,410	*	Knight Capital Group, Inc (Class A)	8,353
44,060		Korea Investment Holdings Co Ltd	1,263
2,573,130		Kowloon Development Co Ltd	2,979
294,885	*,e	LaBranche & Co, Inc	837
347,830		Lazard Ltd (Class A)	13,207
5,228,059		Legal & General Group plc	6,726
1,225,521	e	Legg Mason, Inc	36,962
152,989	e	London Stock Exchange Group plc	1,767
378,046		Macquarie Group Ltd	16,198
1,605,832		Man Group plc	7,925
161,100		MarketAxess Holdings, Inc	2,239
80,000	e	Marusan Securities Co Ltd	437
130,900		Matsui Securities Co Ltd	912
516,436	*,e	MF Global Ltd	3,589
28,232		Mirae Asset Securities Co Ltd	1,573
58,000		Mito Securities Co Ltd	129
772,000		Mizuho Investors Securities Co Ltd	752
1,465		Monex Beans Holdings, Inc	502
6,102,232		Morgan Stanley	180,627
71,781	*	Morningstar, Inc	3,470
2,008,030	*	Nasdaq Stock Market, Inc	39,799
52,862		NeoNet AB	107
6,082,114		Nomura Holdings, Inc	45,231
118,118		Nordnet AB (Series B)	388
779,899		NYSE Euronext	19,731

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

221,000		Okasan Holdings, Inc	$1,070
60,609	e	Oppenheimer Holdings, Inc	2,013
299,617		optionsXpress Holdings, Inc	4,629
111,122	*,e	Penson Worldwide, Inc	1,007
517,000	*,m	Peregrine Investment Holdings	0	^
122,292	e	Perpetual Trustees Australia Ltd	4,052
109,401	*,e	Piper Jaffray Cos	5,537
83,704	e	Platinum Asset Mangement Ltd	415
7,921,585		Polaris Securities Co Ltd	4,695
37,174	*	Pzena Investment Management, Inc (Class A)	303
484,170	e	Raymond James Financial, Inc	11,509
131,546		Reliance Capital Ltd	2,412
2,181		Renta 4 S.A.	16
1,035,445		RMB Holdings Ltd	4,134
62,805		Samsung Securities Co Ltd	3,400
104,162	e	Sanders Morris Harris Group, Inc	573
132,046		Schroders plc	2,822
620,886		SEI Investments Co	10,878
330,000		Shenyin Wanguo HK Ltd	167
1,697,625		Shinko Securities Co Ltd	5,137
975,240	e	Singapore Exchange Ltd	5,742
1,143,156	e,f	Spark Infrastructure Group	1,415
1,115		Sparx Group Co Ltd	131
65,615		Sprott, Inc	282
149,211	*,e	Stifel Financial Corp	8,839
689,000		Sun Hung Kai & Co Ltd	521
294,736		Suramericana de Inversiones S.A.	3,533
10,436		Swissquote Group Holding S.A.	520
188,454	e	SWS Group, Inc	2,280
1,554,831	e	T Rowe Price Group, Inc	82,795
824,000		Tai Fook Securities Group Ltd	522
170,000		Takagi Securities Co Ltd	310
788,566	*	TD Ameritrade Holding Corp	15,282
613		Teton Advisors, Inc	10
145,535	*,e	Thomas Weisel Partners Group, Inc	550
92,800	e	TMX Group, Inc	2,940
517,000		Tokai Tokyo Securities Co Ltd	2,025
86,991		Tong Yang Investment Bank	891
80,000		Toyo Securities Co Ltd	146
5,072		Union Financiere de France BQE S.A.	182
1,547,565		UOB-Kay Hian Holdings Ltd	1,658
68,827	e	US Global Investors, Inc (Class A)	847
8,471	e	Value Line, Inc	213
153,839	*	Vostok Nafta Investment Ltd	675
4,847		VZ Holding AG.	368
300,348		Waddell & Reed Financial, Inc (Class A)	9,173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

642	*	Westpac Funds Management Ltd	$50
27,318	e	Westwood Holdings Group, Inc	993
109,660		Woori Investment & Securities Co Ltd	1,562

		TOTAL SECURITY AND COMMODITY BROKERS	2,277,270

SOCIAL SERVICES - 0.01%
116,684	*	Capital Senior Living Corp	586
10,367		Care UK plc	70
1,199,178	e	Gunns Ltd	1,004
1,310		Korian	38
7,036	*,e	Nobel Learning Communities, Inc	53
78,850	*	Providence Service Corp	1,246
156,564	*	Res-Care, Inc	1,753
571,293		Ryman Healthcare Ltd	861
235,096	*	Southern Cross Healthcare Ltd	526
51,000		Temp Holdings Co Ltd	402

		TOTAL SOCIAL SERVICES	6,539

SPECIAL TRADE CONTRACTORS - 0.08%
21,393	e	Alico, Inc	609
146,995	*,e	AsiaInfo Holdings, Inc	4,479
11,776	e	Bauer AG.	493
275,547	*	Cape plc	1,003
108,242		Chemed Corp	5,192
32,600	e	Chudenko Corp	411
249,656	e	Comfort Systems USA, Inc	3,081
183,300		COMSYS Holdings Corp	1,928
61,900		Daimei Telecom Engineering Corp	471
240,785	*	Dycom Industries, Inc	1,934
507,056	e	eaga plc	1,172
439,254	*	EMCOR Group, Inc	11,816
42,300		Hibiya Engineering Ltd	373
65,326		Homeserve plc	1,778
200,654	*,e	Insituform Technologies, Inc (Class A)	4,559
58,645	*	Integrated Electrical Services, Inc	343
179,000	e	Kandenko Co Ltd	1,131
507,495		Kinden Corp	4,300
113,100		Kyowa Exeo Corp	962
95,000		Kyudenko Corp	568
110,774	*	Layne Christensen Co	3,180
484,006		Metalurgica Gerdau S.A.	9,708
628,654	*	Quanta Services, Inc	13,101
63,000		Sanki Engineering Co Ltd	442
7,000		Secom Techno Service Co Ltd	182
110,745		Severfield-Rowen plc	317
370,837		Spice plc	361

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

153,000		Taihei Kogyo Co Ltd	$642
74,600		Taikisha Ltd	1,002
105,000	e	Takasago Thermal Engineering Co Ltd	900
590,146	*,b	Timbercorp Ltd	23
42,000		Toenec Corp	240
63,000		Yurtec Corp	336

		TOTAL SPECIAL TRADE CONTRACTORS	77,037

STONE, CLAY, AND GLASS PRODUCTS - 0.49%
986,807		Ambuja Cements Ltd	2,204
573,835	e	Anhui Conch Cement Co Ltd	3,667
182,511	e	Apogee Enterprises, Inc	2,555
2,701,604	e	Asahi Glass Co Ltd	25,698
2,109,272		Asia Cement Corp	2,273
127,690		Associated Cement Co Ltd	2,389
2,717,500	*	BBMG Corp	2,951
861,924	e	Boral Ltd	4,575
293,369		Bradespar S.A.	6,493
148,628		Buzzi Unicem S.p.A RSP	1,538
92,998	e	Buzzi Unicem S.p.A.	1,496
124,154	*	Cabot Microelectronics Corp	4,092
94,788		CARBO Ceramics, Inc	6,462
69,609		Cementir S.p.A.	335
352,535		Cementos Argos S.A.	1,860
16,745	e	Cementos Portland Valderrivas S.A.	530
11,287,583	*,e	Cemex S.A. de C.V.	13,443
344,000		Central Glass Co Ltd	1,317
91,439		Cimpor Cimentos de Portugal S.A.	840
414,914	*,e	Coal of Africa Ltd	708
367,945	*	Cookson Group plc	2,489
7,545,547		Corning, Inc	145,705
543,867		CRH plc	14,787
101,170		CRH plc (Ireland)	2,765
2,386	*	Daldrup & Soehne AG.	76
6,812		Dyckerhoff AG.	405
138,132		Eagle Materials, Inc	3,598
796,598		Egypt Kuwait Holding Co	1,564
96,697		FLSmidth & Co AS	6,774
519,920		Gentex Corp	9,281
6,540,000		Goldsun Development & Construction Co Ltd	3,012
16,124		GranitiFiandre S.p.A.	81
49,937		Grasim Industries Ltd	2,654
735,903	e	Grupo Carso S.A. de C.V. (Series A1)	2,250
744	*,m	H+H International AS (New)	9
93		H+H International AS	1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

146,171		HeidelbergCement AG.	$10,112
688,448		Holcim Ltd	53,504
1,118,500		Indo Tambangraya Megah Pt	3,781
198,705	e	Industrias Penoles S.A. de C.V.	4,235
419,918		Inversiones Argos S.A.	3,897
58,946		Italcementi S.p.A.	806
9,704		Italmobiliare S.p.A.	430
20,427		Italmobiliare S.p.A. RSP	649
1,157,025		Jaiprakash Associates Ltd	3,633
337,087	*	James Hardie Industries NV	2,564
57,000		Krosaki Harima Corp	100
601,620		Lafarge Malayan Cement BHD	1,094
52,967		Lafarge S.A.	4,362
470,000		Luks Group Vietnam Holdings Ltd	202
234,961		Marshalls plc	325
134,082	e	Martin Marietta Materials, Inc	11,988
337,723		Morgan Crucible Co plc	859
249,419		NGK Insulators Ltd	5,455
32,500	e	Nichiha Corp	202
247,000		Nihon Yamamura Glass Co Ltd	813
464,825		Nippon Sheet Glass Co Ltd	1,332
129,000	*	Noritake Co Ltd	341
342,233	*	Owens Corning, Inc	8,775
1,247,711	*	Owens-Illinois, Inc	41,012
23,503		Pargesa Holding S.A.	2,045
25,600		Pigeon Corp	1,002
611,533		Pretoria Portland Cement Co Ltd	2,864
3,411,400		PT Indocement Tunggal Prakarsa Tbk	4,931
3,244,000		PT Semen Gresik Persero Tbk	2,584
20,214		Sa des Ciments Vicat	1,700
340,500		Siam Cement PCL Reg	2,437
3,925		Sika AG.	6,103
5,389		STO AG.	481
690,193		Sumitomo Osaka Cement Co Ltd	1,061
905,005		Taiheiyo Cement Corp	1,032
3,658,965		Taiwan Cement Corp	3,885
1,031,022		Taiwan Glass Industrial Corp	842
1,042,000	*	TCC International Holdings Ltd	489
8,518		Titan Cement Co S.A.	247
166,951	e	Toto Ltd	1,062
334,553	*	Turk Sise ve Cam Fabrikalari AS	420
217,249	*,e	US Concrete, Inc	198
121,396	*,e	USG Corp	1,706
563		Vetropack Holding AG.	941
162,697		Wienerberger AG.	2,953
998,000		Xinyi Glass Holdings Co Ltd	899

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

34,997		Zignago Vetro S.p.A.	$194

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	481,424

TEXTILE MILL PRODUCTS - 0.06%
143,521	e	Albany International Corp (Class A)	3,223
434,008		Alfa S.A. de C.V. (Class A)	2,768
334,000		Atsugi Co Ltd	403
59,844		Cheil Industries, Inc	2,898
220,000	e	Daiwabo Co Ltd	462
4,827,958		Far Eastern Textile Co Ltd	6,037
775,220		Formosa Taffeta Co Ltd	626
28,971		Hyosung Corp	2,119
248,438		Interface, Inc (Class A)	2,065
100,000	e	Japan Wool Textile Co Ltd	610
429,000	e	Kurabo Industries Ltd	654
483,000		Li Heng Chemical Fibre Technologies Ltd	92
234,392	*,e	Mohawk Industries, Inc	11,157
7,231		Nisshinbo Industries, Inc	67
279,000		Nitto Boseki Co Ltd	478
119,315	e	Oxford Industries, Inc	2,467
1,508,000		Pacific Textile Holdings Ltd	1,007
395,000	*	Ruentex Industries Ltd	710
663,030	e	Seiren Co Ltd	4,594
4,457,710		Teijin Ltd	14,403
580,000		Texwinca Holdings Ltd	539
561,000		Unitika Ltd	421
833,000	*	Victory City International Hlds	167

		TOTAL TEXTILE MILL PRODUCTS	57,967

TOBACCO PRODUCTS - 1.06%
9,096,067		Altria Group, Inc	178,556
173,397		Australian Agricultural Co Ltd	233
164,300		British American Tobacco Malaysia BHD	2,051
3,826,110		British American Tobacco plc	124,208
494,942		Fortune Brands, Inc	21,381
3,745,612	e	Huabao International Holdings Ltd	4,028
1,722,149		Imperial Tobacco Group plc	54,329
1,776,398		ITC Ltd	9,540
6,571		Japan Tobacco, Inc	22,187
1,156,184		Lorillard, Inc	92,761
10,705,498		Philip Morris International, Inc	515,897
147,375		Souza Cruz S.A.	4,889
43,752		Swedish Match AB	957
154,616	e	Universal Corp	7,052
185,335	e	Vector Group Ltd	2,595

		TOTAL TOBACCO PRODUCTS	1,040,664

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION BY AIR - 0.51%
41,661	*	ACE Aviation Holdings, Inc (Class A)	$235
42,674		Aegean Airlines S.A.	217
250,130	*	AER Lingus	229
13,170	*	Aer Lingus Group plc	12
163,228		Aeroports de Paris	13,120
76,305	*,e	Air Berlin plc	408
5,800,600	e	Air China Ltd	4,497
93,433		Air France-KLM	1,466
51,196	*,e	Air Methods Corp	1,721
2,555,333		Air New Zealand Ltd	2,243
320,430	*	Air Transport Services Group, Inc	846
2,801,200	*	AirAsia BHD	1,125
617,144	*,e	Airtran Holdings, Inc	3,221
209,143	*,e	Alaska Air Group, Inc	7,228
140,075	*,e,m	Alitalia S.p.A.	89
564,896	*	All Nippon Airways Co Ltd	1,533
78,214	*,e	Allegiant Travel Co	3,689
1,229,249	*	AMR Corp	9,502
108,516	*	Atlas Air Worldwide Holdings, Inc	4,042
552,397		Auckland International Airport Ltd	808
693,740		BBA Aviation plc	1,830
2,678,000	*	Beijing Capital International Airport Co Ltd	1,758
193,322	*	Bristow Group, Inc	7,433
12,714,993	*,e	British Airways plc	38,242
2,959,274		Cathay Pacific Airways Ltd	5,496
11,682,127	*	China Airlines	4,155
1,748,677	*,e	Continental Airlines, Inc (Class B)	31,336
261,161		Copa Holdings S.A. (Class A)	14,225
6,152,039	*	Delta Air Lines, Inc	70,010
275,240	*	easyJet plc	1,561
4,589,520	*	Eva Airways Corp	2,046
1,920,079		FedEx Corp	160,230
72,069		Finnair Oyj	387
19,154	e	Flughafen Wien AG.	958
5,249		Flughafen Zuerich AG.	1,579
191,464	*,b,m	FLYi, Inc	1
3,628	e	Fraport AG. Frankfurt Airport Services Worldwide	187
1,611,688	*,e	Gemina S.p.A.	1,316
90,400	*	Gol Linhas Aereas Inteligentes S.A.	1,354
587,493		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,827
430,084	*	Hawaiian Holdings, Inc	3,011
35,600		Hong Kong Aircraft Engineerg	461
80,099		Iberia Lineas Aereas de Espana	217
665,857	*,e	Japan Airlines Corp	479

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,800		Jazz Air Income Fund	$324
1,274,991	*	JetBlue Airways Corp	6,949
86,843	*	Korean Air Lines Co Ltd	4,084
255,782		Lan Airlines S.A.	4,365
3,749,913		Macquarie Airports	10,150
209,466		Malaysian Airline System BHD	166
37,650	*	Norwegian Air Shuttle AS	745
74,632	*	PHI, Inc	1,545
741,245		Qantas Airways Ltd	1,978
209,226	*,e	Republic Airways Holdings, Inc	1,546
137,834	*	Ryanair Holdings plc	650
1,600	*	Ryanair Holdings plc (ADR)	43
96	*,m	SAir Group	0	^
1,396,737	*	SAS AB	784
27,668		SAVE S.p.A.	234
106,190		Singapore Airlines Ltd	1,125
1,290,357		Singapore Airport Terminal Services Ltd	2,507
320,216		Skywest, Inc	5,418
2,774,575		Southwest Airlines Co	31,713
78,900		Tam S.A.	1,732
555,313		Turk Hava Yollari	2,126
940,816	*,e	UAL Corp	12,146
849,579	*,e	US Airways Group, Inc	4,112
5,485,538	*	Virgin Blue Holdings Ltd	2,879
6,541	*	Vueling Airlines S.A.	115

		TOTAL TRANSPORTATION BY AIR	503,766

TRANSPORTATION EQUIPMENT - 2.91%
134,469		A.O. Smith Corp	5,835
219,765	*,e	AAR Corp	5,050
23,716		Accell Group	988
63,772	*	Aerovironment, Inc	1,854
61,100	*	Aisan Industry Co Ltd	623
490,345	*	Aisin Seiki Co Ltd	14,167
93,500		Akebono Brake Industry Co Ltd	468
2,606,420		American Axle & Manufacturing Holdings, Inc	20,903
65,411		American Railcar Industries, Inc	721
109,218	*,e	Amerigon, Inc (Class A)	867
470	*,e	Arctic Cat, Inc	4
390,190	e	ArvinMeritor, Inc	4,362
122,362	*	ATC Technology Corp	2,918
2,315,164		Austal Ltd	4,819
1,257,232	*,e	Autoliv, Inc	54,514
469,476	*,e	Autoliv, Inc (ADR)	20,516
4,836,830		BAE Systems plc	27,994
622,327		Bayerische Motoren Werke AG.	28,330

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,545		Bayerische Motoren Werke AG. (Preference)	$84
357,224	*,e	BE Aerospace, Inc	8,395
55,102		Beneteau S.A.	843
3,919,249		Boeing Co	212,150
3,342,754		Bombardier, Inc	15,342
37,563		Brembo S.p.A.	279
509,695	e	Brunswick Corp	6,478
200,000	*,e	BW Offshore Ltd	292
996,058		Calsonic Kansei Corp	2,782
23,624	*	Carraro S.p.A	75
2,932,000		China South Locomotive and Rolling Stock Corp	2,141
249,257		Clarcor, Inc	8,086
136,881		Cobham plc	553
141,897	*	Cogo Group, Inc	1,046
21,111		Compagnie Plastic-Omnium S.A.	578
3,666		Construcciones y Auxiliar de Ferrocarriles S.A.	1,977
630,851	e	Cosco Corp Singapore Ltd	529
28,280		CSBC Corp Taiwan	27
129,881		Daewoo Shipbuilding & Marine Engineering Co Ltd	1,947
43,712		Daihatsu Motor Co Ltd	437
3,293,463		DaimlerChrysler AG. (EUR)	175,422
752,758	*	Dana Holding Corp	8,160
1,281,107	*	Denso Corp	38,711
6,420,000		Denway Motors Ltd	4,056
38,549		Doosan Heavy Industries and Construction Co Ltd	2,680
61,070	*,e	Dorman Products, Inc	956
64,164		Ducommun, Inc	1,201
33,899		Elbit Systems Ltd	2,193
39,596		ElringKlinger AG.	912
881,595		Empresa Brasileira de Aeronautica S.A.	4,816
1,229,885	e	European Aeronautic Defence and Space Co	24,722
55,300	*	Exedy Corp	1,152
8,102		Faiveley S.A.	645
64,900		FCC Co Ltd	1,150
81,049	*,e	Federal Mogul Corp (Class A)	1,402
303,403	e	Federal Signal Corp	1,826
217,539	e	Fiat S.p.A.	3,183
106,544	e	Fleetwood Corp Ltd	760
446,923	*	Force Protection, Inc	2,328
16,146,842	*	Ford Motor Co	161,468
67,467	e	Freightcar America, Inc	1,338
66,839	*,e	Fuel Systems Solutions, Inc	2,756
1,801,000		Fuji Heavy Industries Ltd	8,800
125,300	*,e	Futaba Industrial Co Ltd	1,049
5,095,000	e	Geely Automobile Holdings Ltd	2,781
369,732	*,e	GenCorp, Inc	2,588

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,067,709		General Dynamics Corp	$140,956
586,512		Genuine Parts Co	22,264
4,807		Georg Fischer AG.	1,200
390,000		Giant Manufacturing Co Ltd	1,095
2,196,682		GKN plc	4,114
1,368,138		Goodrich Corp	87,903
84,246	e	Greenbrier Cos, Inc	874
140,707	e	Group 1 Automotive, Inc	3,989
26,599	*,e,m	Haldex AB (New)	163
55,735	e	Haldex AB	343
198,279		Hampson Industries plc	215
879,504	e	Harley-Davidson, Inc	22,164
385,870		Harsco Corp	12,437
111,734	e	Heico Corp	4,953
113,372		Hero Honda Motors Ltd	4,170
277,136	*	Hino Motors Ltd	959
3,544,659	*	Honda Motor Co Ltd	120,266
5,499,525		Honeywell International, Inc	215,582
281,000		Hong Leong Asia Ltd	576
53,714		Hyundai Heavy Industries	7,976
15,747		Hyundai Mipo Dockyard	1,390
84,281		Hyundai Mobis	12,350
207,026		Hyundai Motor Co	21,430
28,020	*	Hyundai Motor Co Ltd (Preference)	1,006
47,550		Hyundai Motor Co Ltd (2nd Preference)	1,746
214,476		IMMSI S.p.A.	257
23,607	e	Indus Holding AG.	407
2,312,085	*	Isuzu Motors Ltd	4,343
33,000		Japan Vilene Co Ltd	154
294,590		Jardine Cycle & Carriage Ltd	5,625
434,000		Jaya Holdings Ltd	185
308,843		JTEKT Corp	3,972
183,944		Kaman Corp	4,247
39,300		Kanto Auto Works Ltd	355
930,646	e	Kawasaki Heavy Industries Ltd	2,362
5,092,280		Keppel Corp Ltd	29,663
77,000		Kinki Sharyo Co Ltd	604
129,000		Koito Manufacturing Co Ltd	2,070
600	*,b,e,m	Lear Corp	0	^
75,398		Linamar Corp	1,004
49,483	*,e	LMI Aerospace, Inc	658
2,056,204		Lockheed Martin Corp	154,935
315,193		Magna International, Inc - Class A (NY)	15,942
162,838	*	Magna International, Inc - Class A	8,293
227,820		Mahindra & Mahindra Ltd	5,273
32,059		MAN AG.	2,488

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

83,558		Maruti Udyog Ltd	$2,787
167,663	*	Mazda Motor Corp	386
1,317,621		Meggitt plc	5,516
35,800		Mekonomen AB	773
52,142		Metka S.A.	726
51,130	*,e	Miller Industries, Inc	580
63,000		Mitsuba Corp	269
2,104,694	*,e	Mitsubishi Motors Corp	2,925
3,774,612	e	Mitsui Engineering & Shipbuilding Co Ltd	9,091
86,600	e	Modec, Inc	1,659
89,232		MTU Aero Engines Holding AG.	4,856
31,700	*	Musashi Seimitsu Industry Co Ltd	739
127,000	e	Nabtesco Corp	1,455
70,300		Namura Shipbuilding Co Ltd	360
576,963	*,e	Navistar International Corp	22,300
499,149		NHK Spring Co Ltd	4,647
61,000		Nippon Seiki Co Ltd	698
147,000		Nippon Sharyo Ltd	936
88,000		Nissan Shatai Co Ltd	786
64,300	e	Nissin Kogyo Co Ltd	1,002
848,000	*,m	Norstar Founders Group Ltd	1
815,826		Novatek Microelectronics Corp Ltd	2,725
998,194		NSK Ltd	7,325
356,599	*	Orbital Sciences Corp	5,442
685,363		Oshkosh Truck Corp	25,379
1,242,579	e	Paccar, Inc	45,068
869,901		Peugeot S.A.	29,244
217,125		Piaggio & C S.p.A.	622
109,116		Pixart Imaging, Inc	917
149,511		Polaris Industries, Inc	6,523
685,942		Porsche AG.	42,895
29,527	e	Portec Rail Products, Inc	316
171,000		Press Kogyo Co Ltd	322
373,788		Renault S.A.	19,175
42,938		Rieter Holding AG.	9,698
100,000		Riken Corp	326
1,344,107		Rolls-Royce Group plc	10,467
4,250		Rosenbauer International AG.	177
96,680		Saab AB (Class B)	1,592
207,410		Samsung Heavy Industries Co Ltd	4,300
140,000		Sanden Corp	361
267,000		Sasebo Heavy Industries Co Ltd	592
15,547		Scania AB (B Shares)	201
3,942,059	e	SembCorp Marine Ltd	10,285
797,894		Senior PLC	965
51,496	e	Shimano, Inc	2,079

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

87,100		Showa Corp	$526
1,205,134		Singapore Technologies Engineering Ltd	2,774
1,115,500		Sinotruk Hong Kong Ltd	1,297
50,808		Sogefi S.p.A.	153
215,848	e	Spartan Motors, Inc	1,215
495,094	*,e	Spirit Aerosystems Holdings, Inc (Class A)	9,833
191,519	*	Standard Motor Products, Inc	1,632
54,554		STX Shipbuilding Co Ltd	579
444,575	e	Sumitomo Precision Products Co Ltd	1,298
111,906	e	Superior Industries International, Inc	1,712
451,033	e	Suzuki Motor Corp	11,108
36,500		Tachi-S Co Ltd	362
48,500	*,e	Takata Corp	1,132
251,458		Tata Motors Ltd	4,244
322,371	*	Tenneco, Inc	5,716
817,511	e	Thales S.A.	42,016
132,877		Thor Industries, Inc	4,172
27,739	*,e	Todd Shipyards Corp	465
88,000	*	Tokai Rika Co Ltd	1,996
7,812,257		Tomkins PLC	24,277
241,000		Topy Industries Ltd	437
44,000	e	Toyo Electric Manufacturing Co Ltd	352
103,737	e	Toyoda Gosei Co Ltd	3,143
65,000	*	Toyota Auto Body Co Ltd	1,230
17,073	*	Toyota Industries Corp	510
4,553,737		Toyota Motor Corp	191,990
147,945		TransDigm Group, Inc	7,026
333,348	e	Trelleborg AB (B Shares)	2,476
13,236		Trigano S.A.	239
239,158	e	Trinity Industries, Inc	4,171
93,482		Triumph Group, Inc	4,511
558,213	*,e	TRW Automotive Holdings Corp	13,330
72,900		TS Tech Co Ltd	1,485
60,160		Umeco PLC	275
42,400	e	Unipres Corp	673
4,659,315		United Technologies Corp	323,404
520,983		Valeo S.A.	18,234
44,698	e	Volkswagen AG.	4,952
173,495		Volkswagen AG. (Preference)	16,365
50,254		Volvo AB (A Shares)	428
196,534	e	Volvo AB (B Shares)	1,686
281,000		Weichai Power Co Ltd	2,254
143,873	e	Westinghouse Air Brake Technologies Corp	5,876
137,574	*,e	Winnebago Industries, Inc	1,678
76,962	*	Wonder Auto Technology, Inc	905
116,691	e	Yamaha Motor Co Ltd	1,476

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,034,000		Yangzijiang Shipbuilding	$1,737
918,258		Yulon Motor Co Ltd	1,083
59,487	e	Zodiac S.A.	2,474

		TOTAL TRANSPORTATION EQUIPMENT	2,869,382

TRANSPORTATION SERVICES - 0.19%
530,335		All America Latina Logistica S.A.	4,965
94,870		Ambassadors Group, Inc	1,261
102,131		Autostrada Torino-Milano S.p.A.	1,510
1,003,605		Autostrade S.p.A.	26,246
755,390	e	CH Robinson Worldwide, Inc	44,365
5,114,000		China Travel International Inv HK	1,519
60,112	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	710
12,975		Clarkson plc	155
251,000		CWT Ltd	150
39,670		D/S Norden	1,597
304,470		Deutsche Lufthansa AG.	5,141
3,000		Dfds AS	206
87,100	*,e	Dynamex, Inc	1,577
8,800	*,e	Echo Global Logistics, Inc	112
703,236	e	Expeditors International Washington, Inc	24,423
74,066	e	Flight Centre Ltd	1,218
177,308		Freightways Ltd	437
24,595	*	Gategroup Holding AG	832
174,129	e	GATX Corp	5,006
11,847	*	GLOVIS Co Ltd	1,156
46,600		HIS Co Ltd	848
7,585		Hopewell Highway Infrastructure Ltd	5
260,489	*	Hub Group, Inc (Class A)	6,989
195,302	*	Interval Leisure Group, Inc	2,435
22,500		Kintetsu World Express, Inc	586
3,213		Kuoni Reisen Holding	1,084
92,305		Mainfreight Ltd	371
42,216	e	Oesterreichische Post AG.	1,150
187,998	*	Orbitz Worldwide, Inc	1,380
199,102	e	Pacer International, Inc	629
17,186		Panalpina Welttransport Holding AG.	1,093
4,223,100		PLUS Expressways BHD	4,023
167,000	e	Senko Co Ltd	583
20,000		Sincere Navigation	26
128,036		Societa Iniziative Autostradali e Servizi S.p.A.	1,196
24,400		Toho Real Estate Co Ltd	137
1,854,594	e	Toll Holdings Ltd	14,482
7,690	e	TUI AG.	64
43,359	*	Universal Travel Group	440
1,558,960		UTI Worldwide, Inc	22,324

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

151,711		Wincanton PLC	$496
21,100		Yusen Air & Sea Service Co Ltd	292

		TOTAL TRANSPORTATION SERVICES	183,219

TRUCKING AND WAREHOUSING - 0.43%
148,741	e	Arkansas Best Corp	4,377
33,300	e	ASKUL Corp	605
120,278	*	Big Yellow Group plc	685
207,439	*	Celadon Group, Inc	2,251
404,380		Con-way, Inc	14,117
1,857,007		Deutsche Post AG.	35,890
271,122	e	DSV AS	4,914
136,543	e	Forward Air Corp	3,420
313,000	e	Fukuyama Transporting Co Ltd	1,442
248,177	e	Heartland Express, Inc	3,790
76,600		Hitachi Transport System Ltd	982
331,404		J.B. Hunt Transport Services, Inc	10,694
163,000		Keppel Telecommunications & Transportation Ltd	166
804,227		Kerry Properties Ltd	4,068
417,592		Landstar System, Inc	16,190
302,200	*	LLX Logistica S.A.	1,755
72,737	*	Marten Transport Ltd	1,306
109,000		Maruzen Showa Unyu Co Ltd	351
71,049	e	Mitsubishi Logistics Corp	838
131,000	e	Mitsui-Soko Co Ltd	474
130,260		Mullen Group Ltd	2,036
81,910		Neopost S.A.	6,760
2,777,834		Nippon Express Co Ltd	11,472
94,000		Nippon Konpo Unyu Soko Co Ltd	1,005
155,328	*	Old Dominion Freight Line	4,769
8,164	*,e	Patriot Transportation Holding, Inc	771
9,374		Piraeus Port Authority	196
95,106	*	Saia, Inc	1,409
466,000		Sankyu, Inc	2,397
283,000		Seino Holdings Corp	1,796
57,000	e	Shibusawa Warehouse Co Ltd	191
171,000		Sumitomo Warehouse Co Ltd	776
1,390,755		TNT NV	42,729
108,656		TransForce, Inc	873
3,837,755		United Parcel Service, Inc (Class B)	220,172
44,609	e	Universal Truckload Services, Inc	807
41,950	*	USA Truck, Inc	525
123		Vantec Corp	179
250,421		Werner Enterprises, Inc	4,956
968,568		Yamato Transport Co Ltd	13,483
249,920	*,e	YRC Worldwide, Inc	210

		TOTAL TRUCKING AND WAREHOUSING	425,827

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

WATER TRANSPORTATION - 0.24%
152,158		Alexander & Baldwin, Inc	$5,208
65,094	*,e	American Commercial Lines, Inc	1,193
137,668		Anek Lines S.A.	126
956		AP Moller - Maersk AS (Class A)	6,458
207	e	AP Moller - Maersk AS (Class B)	1,454
338		Babcock & Brown Infrastructure Group	1
52,930	e	Bourbon S.A.	1,988
1,559,099	*	Carnival Corp	49,408
117,059	*,e	Carnival plc	3,988
401,000		CH Offshore Ltd	190
4,784,300	*,e	China Shipping Container Lines Co Ltd	1,706
1,838,000	e	China Shipping Development Co Ltd	2,734
17,498		Compagnie Maritime Belge S.A.	519
3,306,375	e	COSCO Holdings	4,024
142,813	e	D/S Torm AS	1,392
65,595		d’aAmico International Shipping SA	103
148,000	e	Daiichi Chuo Kisen Kaisha	316
97,500		Deep Sea Supply plc	131
262,742	e	DHT Maritime, Inc	967
15,500	*	Dockwise Ltd	481
51,200		DOF ASA	342
276,255	*,e	Eagle Bulk Shipping, Inc	1,367
87,000	*	Eitzen Chemical ASA	28
53,879		Euronav NV	1,178
486,000	*	Evergreen International Storage & Transport Corp	433
1,012,222		Evergreen Marine Corp Tawain Ltd	564
1,760,000	e	Ezra Holdings Ltd	2,817
57,052		Forth Ports PLC	1,035
193,373		Frontline Ltd	5,283
72,500	e	Frontline Ltd (Norway)	2,051
128,928	e	Genco Shipping & Trading Ltd	2,885
238,257	e	General Maritime Corp	1,665
160,089		Golar LNG Ltd	2,052
49,900	e	Golar LNG Ltd (Norway)	624
371,000	*	Golden Ocean Group Ltd	672
124,312	*	Gulfmark Offshore, Inc	3,519
733,093		Hamburger Hafen und Logistik AG.	28,315
56,040	*	Hanjin Shipping Co Ltd	997
10,804		Hanjin Shipping Holdings Co Ltd	126
203,095	e	Horizon Lines, Inc (Class A)	1,131
112,058	*,e	Hornbeck Offshore Services, Inc	2,609
136,300	e	Iino Kaiun Kaisha Ltd	580
3,721,400		International Container Term Services, Inc	1,801

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,481		International Shipholding Corp	$1,165
27,600	e	Inui Steamship Co Ltd	194
2,513		Israel Corp Ltd	1,804
96,632		James Fisher & Sons plc	694
313,310		Kamigumi Co Ltd	2,286
531,433	e	Kawasaki Kisen Kaisha Ltd	1,518
200,432	*,e	Kirby Corp	6,981
87,987	e	Knightsbridge Tankers Ltd	1,167
456	*	Korea Express Co Ltd	22
49,354	e	Kuehne & Nagel International AG.	4,799
1,570,500		Malaysia International Shipping Corp BHD	3,874
172,229		Mermaid Marine Australia Ltd	468
20,027		Minoan Lines S.A.	118
1,588,060	e	Mitsui OSK Lines Ltd	8,389
663,599	e	Neptune Orient Lines Ltd	775
740,741		Nippon Yusen Kabushiki Kaisha	2,281
82,000		Nissin Corp	178
215,007	e	Nordic American Tanker Shipping	6,450
255,902	*,e	Odyssey Marine Exploration, Inc	361
355,406		Orient Overseas International Ltd	1,648
87,803	e	Overseas Shipholding Group, Inc	3,859
2,941,000	e	Pacific Basin Shipping Ltd	2,108
702,664	*,e	Royal Caribbean Cruises Ltd	17,763
101,000		Shinwa Kaiun Kaisha Ltd	260
216,696	e	Ship Finance International Ltd	2,954
3,326,000	e	Shun TAK Holdings Ltd	2,076
17,735		Smit Internationale NV	1,524
42,000	e	Stolt-Nielsen S.A.	579
127,420		STX Pan Ocean Co Ltd	1,234
67,189	*,e	TBS International Ltd (Class A)	494
169,097	e	Teekay Corp	3,925
60,187	e	Teekay Tankers Ltd (Class A)	513
138,323	*,e	Ultrapetrol Bahamas Ltd	658
1,227,000		U-Ming Marine Transport Corp	2,482
30,961		VTG AG.	511
1,015,670		Wan Hai Lines Ltd	543
18,450		Wilh Wilhelmsen ASA	389
1,014,512		Yang Ming Marine Transport	384

		TOTAL WATER TRANSPORTATION	231,889

WHOLESALE TRADE-DURABLE GOODS - 1.08%
119,738		Agilysys, Inc	1,090
265,214	e	Applied Industrial Technologies, Inc	5,853
1,210,828	*	Arrow Electronics, Inc	35,853
48,134		Arseus NV	551
15,500		As One Corp	272

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,355,671		Assa Abloy AB (Class B)	$45,382
39,700		Autobacs Seven Co Ltd	1,181
321,800		Banpu PCL	5,574
260,567		Barnes Group, Inc	4,404
247,824	*,e	Beacon Roofing Supply, Inc	3,965
733		BIC CAMERA, Inc	261
21,595	*,e	Bluelinx Holdings, Inc	60
12,243		Bobst Group AG.	444
435,592	e	BorgWarner, Inc	14,470
154,824	e	BSS Group plc	596
15,891		Bunzl plc	173
89,682		Campbell Brothers Ltd	2,417
45,889		Canon Marketing Japan, Inc	676
59,114	*	Cardtronics, Inc	654
40,651		Carl Zeiss Meditec AG.	726
107,877	e	Castle (A.M.) & Co	1,477
6,924,896	e	China Communications Construction Co Ltd	6,580
1,161,000	e	China High Speed Transmission Equipment Group Co Ltd	2,819
2,312,861	e	China National Building Material Co Ltd	4,752
2,224,000	*	China Resources Cement Holdings Ltd	1,104
66,707	*,e	Chindex International, Inc	943
2,727,000	*	CMC Magnetics Corp	707
4,278		Coltene Holding AG.	225
29,190	e	Communications Systems, Inc	363
854,365		Compagnie de Saint-Gobain	46,346
145,798	*,e	Conceptus, Inc	2,735
30,992		Consumers’ Waterheater Income Fund	124
96,770	e	Crane Group Ltd	819
69,400		Creative Technology Ltd	319
8,661		Daetwyler Holding AG.	484
47,000	*,e	Daiichi Jitsugyo Co Ltd	122
26,463		Demag Cranes AG.	880
113,225	*,e	DemandTec, Inc	993
135,209		Derichebourg	598
2,765	e	D’ieteren S.A.	1,102
123,248	*	Digi International, Inc	1,124
2,252,977		Dimension Data Holdings plc	2,712
4,721,215		Dongfeng Motor Group Co Ltd	6,742
11,906		Doosan Corp	973
29,900		Doshisha Co Ltd	668
126,289	*,e	Drew Industries, Inc	2,608
29,053	e	Eastern Co	390
677,984		Electrocomponents plc	1,764
289,466	*	Emdeon, Inc	4,414
745,462	m	Energy Support Corp	1,361
14,400	e	Enplas Corp	275

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

55,310		Esprinet S.p.A.	$720
207,029		Finning International, Inc	3,302
639,389		Fisher & Paykel Healthcare Corp	1,562
830,061	*,e	Fortescue Metals Group Ltd	3,283
66,534		Fourlis Holdings S.A.	873
30,147		Frigoglass S.A.	291
4,124,000		Fushan International Energy Group Ltd	3,975
50,623	*	GameLoft	255
7,100	*	Global Defense Technology & Systems, Inc	117
259,457		Grafton Group plc	1,082
450,242	e	GWA International Ltd	1,284
16,600		Hakuto Co Ltd	145
3,146		Hamon & CIE S.A.	124
109,542	*,e	Hansen Medical, Inc	332
289,000		Hanwa Co Ltd	1,051
34,536		Hargreaves Services plc	385
103,883		Headlam Group PLC	502
20,611	*	Hexpol AB (Series B)	250
114,176	e	Houston Wire & Cable Co	1,359
331,482		Imperial Holdings Ltd	3,955
13,542		IMS-Intl Metal Service	187
37,600		Inaba Denki Sangyo Co Ltd	861
82,100		Inabata & Co Ltd	292
1,404,266	*	Ingram Micro, Inc (Class A)	24,504
639,837		Inner Mongolia Yitai Coal Co	5,508
301,878	*	Insight Enterprises, Inc	3,447
180,224	*	Interline Brands, Inc	3,112
3,075		Interseroh AG.	218
2,058,672		Itochu Corp	15,207
52,100		Japan Digital Laboratory Co Ltd	585
25,100		Kaga Electronics Co Ltd	248
475,000	*	Kanematsu Corp	354
7,276		KCC Corp	2,315
311,910	*	Kia Motors Corp	5,356
160,622		Kingspan Group plc	1,380
88,785		Kloeckner & Co AG.	2,250
273,391	e	Knight Transportation, Inc	5,274
46,500	e	Kuroda Electric Co Ltd	677
34,833	e	Lawson Products, Inc	615
2,251,741		Li & Fung Ltd	9,310
68,862		Lindab International AB	703
780,076	*	LKQ Corp	15,282
23,500		Macnica, Inc	355
185,000	*	Marubun Corp	1,135
292,941	*,e	MedAssets, Inc	6,213
129,232	*	Merge Healthcare, Inc	434

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,454,000	*,e	Metallurgical Corp of China Ltd	$2,045
102,000	e	MISUMI Group, Inc	1,746
3,434,922		Mitsubishi Corp	85,560
3,794,248		Mitsui & Co Ltd	53,826
205,679	*	Molopo Energy Ltd	247
65,618		Munters AB	426
68,082	*	MWI Veterinary Supply, Inc	2,567
97,144		Mytilineos Holdings S.A.	691
22,000		Nafco Co Ltd	351
27,000		Nagaileben Co Ltd	536
802		NET One Systems Co Ltd	903
188,000	*	Nippon Road Co Ltd	377
78,000		Nippon Steel Trading Co Ltd	120
8,302,121	e	Nissan Motor Co Ltd	72,959
54,425		Nisshin Steel Co Ltd	96
13,467	*	Norbord, Inc	189
14,600		Onoken Co Ltd	101
268,136		Owens & Minor, Inc	11,511
5,766,000		Pan-United Corp Ltd	2,170
303,828	*,e	Patterson Cos, Inc	8,501
268,924		PEP Boys - Manny Moe & Jack	2,275
7,519		Phoenix Solar AG.	453
10,696,000	*	Playmates Toys Ltd	1,104
258,809	e	Pool Corp	4,938
602,403		Premier Farnell plc	1,668
673,970		Prysmian S.p.A.	11,764
383,058	*,e	PSS World Medical, Inc	8,646
2,662,034		PT Astra International Tbk	9,787
2,280,944		PT United Tractors Tbk	3,735
70,162	e	Rautaruukki Oyj	1,623
594,009		Reliance Steel & Aluminum Co	25,673
96,794	*	Rexel S.A.	1,407
54,439		Rockwool International AS (B Shares)	6,411
74,567	e	Russel Metals, Inc	1,264
38,800		Ryosan Co Ltd	913
28,100		Ryoyo Electro Corp	223
427,000	e	Sagami Railway Co Ltd	1,770
153,042		Samsung Corp	7,361
51,300		Sangetsu Co Ltd	1,081
37,200		Sanshin Electronics Co Ltd	255
261,300		Satipel Industrial S.A.	2,431
267,623		Schneider Electric S.A.	31,117
434,851		Securitas Systems AB (B Shares)	899
154,000		Seika Corp	329
50,600		Shinko Shoji Co Ltd	402
105,000		Shinsho Corp	176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

66,853	*	Sierra Wireless, Inc	$715
738,170		SIG PLC	1,332
4,357,945		Sime Darby BHD	11,386
225,291	e	Sims Group Ltd	4,414
36,883		Sims Group Ltd ADR	719
82,060		SK Networks Co Ltd	738
8,896		Solar Holdings AS (B Shares)	581
359,797		Solera Holdings, Inc	12,956
44,200		Sport Supply Group, Inc	556
113,000		Sumikin Bussan Corp	216
49,500		Sumisho Computer Systems Corp	678
3,677,078		Sumitomo Corp	37,443
572,266	*	Talecris Biotherapeutics Holdings Corp	12,744
70,000	e	Tamura Corp	214
420,300	*	Tech Data Corp	19,611
17,709,605		Test-Rite International Co	9,936
84,925		THK Co Ltd	1,510
1,296,948		ThyssenKrupp AG.	48,755
56,454	*,e	Titan Machinery, Inc	651
92,656	f	TMK OAO (GDR)	1,647
221,323	*,e	TomoTherapy, Inc	863
188,176	*	Topps Tiles plc	252
101,042	e	Toromont Industries Ltd	2,685
22,700		Trusco Nakayama Corp	316
149,695	*,e	Tyler Technologies, Inc	2,980
63,000	e	Ulvac, Inc	1,531
1,495,341		UMW Holdings BHD	2,770
13,429		Vossloh AG.	1,334
345,757	e	W.W. Grainger, Inc	33,480
9,338		Wajax Income Fund	195
600,975		Wavin NV	1,495
608,844	*,e	WESCO International, Inc	16,445
2,335,612		Wesfarmers Ltd	65,293
89,574		Wesfarmers Ltd PPS	2,501
77,472	*,e	West Marine, Inc	624
36,105	*	Westport Innovations, Inc	422
22,601	*	Willis Lease Finance Corp	339
1,623,266	*	Wolseley plc	32,493
845,000		WPG Holdings Co Ltd	1,472
4,500,000		Xiamen International Port Co Ltd	805
128,400		Yamazen Corp	455
399,000		Yuasa Trading Co Ltd	323
29,700		Zenrin Co Ltd	344
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,060,640

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

WHOLESALE TRADE-NONDURABLE GOODS - 0.98%
33,226		AarhusKarlshamn AB	$732
13,590	e	ABC-Mart, Inc	377
151,695		Aceto Corp	781
327,013		Airgas, Inc	15,566
288,247	*,e	Akorn, Inc	516
1,211,983		Akzo Nobel NV	80,373
41,399		Alfresa Holdings Corp	1,646
1,614,000	*	Alliance Global Group, Inc	144
630,137	*,e	Alliance One International, Inc	3,075
185,302	e	Allscripts Healthcare Solutions, Inc	3,749
110,464	e	Andersons, Inc	2,852
39,200		AOKI Holdings, Inc	390
68,467	*,e	ASOS plc	538
1,381,546	e	AWB Ltd	1,394
34,784		Axfood AB	1,015
321,285	*	Bare Escentuals, Inc	3,929
3,831	*	Baron de Ley	178
97,249	e	Billabong International Ltd	952
208,900	*	BioScrip, Inc	1,746
165,591	*,e	BMP Sunstone Corp	942
337,348	e	Brown-Forman Corp (Class B)	18,072
9,500	e	C Uyemura & Co Ltd	366
1,387,232		Cardinal Health, Inc	44,724
46,105	e	Casino Guichard Perrachon S.A.	4,108
39,177		Celesio AG.	992
205,370	*	Central European Distribution Corp	5,835
279,000		China Aviation Oil Singapore Corp Ltd	225
3,026,000		China BlueChemical Ltd	1,848
1,591,000		China Mengniu Dairy Co Ltd	5,656
92,637	*	Clearwater Paper Corp	5,092
67,896	*,e	Core-Mark Holding Co, Inc	2,238
269,278		Dairy Crest Group plc	1,570
4,428,000		Dalian Port PDA Co Ltd	1,703
79,331		Danisco AS	5,293
15,787		DC Chemical Co Ltd	2,957
1,556,834	*	Dean Foods Co	28,085
4,845		Delek Group Ltd	980
279,000		Dickson Concepts International Ltd	152
16,285	e	East Asiatic Co Ltd A.S.	568
560,412		Empresas COPEC S.A.	8,382
976,566	*,e	Endo Pharmaceuticals Holdings, Inc	20,029
125,764	*,e	Ercros S.A.	252
1,011,115	e	Esprit Holdings Ltd	6,708
581,137	e	Findel plc	325
3,304,000		First Pacific Co	2,008
2,841,658		Foster’s Group Ltd	13,979

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

243,998	*	Fresh Del Monte Produce, Inc	$5,392
129,000	*,e	Fujiya Co Ltd	239
388,422		Fyffes plc	256
7,803	e	Galenica AG.	2,826
3,334,774		Gazprom (ADR)	84,211
139,502	*,e	Gildan Activewear, Inc	3,428
318,240		GrainCorp Ltd	1,776
129,525	*	Green Mountain Coffee Roasters, Inc	10,552
218,091	*,e	Hain Celestial Group, Inc	3,710
95,942		Hanwha Corp	3,929
403,421	*,e	Henry Schein, Inc	21,220
1,196,564		Herbalife Ltd	48,545
14,837		IC Companys AS	509
13,257,600		IRPC PCL	1,742
5,700		Itochu-Shokuhin Co Ltd	191
165,000		Japan Pulp & Paper Co Ltd	592
420,455		JBS S.A.	2,251
45,300		Kato Sangyo Co Ltd	829
60,572		Kenneth Cole Productions, Inc (Class A)	585
113,203	e	Kikkoman Corp	1,387
42,700		Kobayashi Pharmaceutical Co Ltd	1,711
49,105		Koninklijke Vopak NV	3,892
500,000	*	KRATON Polymers LLC	6,780
124,585	e	K-Swiss, Inc (Class A)	1,238
144,461		KT&G Corp	7,989
21,873		Laboratorios Farmaceuticos Rovi S.A	242
1,060		LDC	123
69,327		LG Chem Ltd	13,588
100,981	*,e	LSB Industries, Inc	1,424
52,804		MARR S.p.A.	452
3,491,594		Marubeni Corp	19,287
253,061	e	Massmart Holdings Ltd	3,064
59,400	*	Megmilk Snow Brand Co Ltd	874
12,000	*,e	Meito Sangyo Co Ltd	164
290,117	e	Men’s Wearhouse, Inc	6,110
1,696,940	e	Metcash Ltd	6,804
190,405		Metro, Inc	7,140
1,057,671		Mexichem SAB de C.V.	2,020
178,783		Myers Industries, Inc	1,627
230,000		Nagase & Co Ltd	2,637
81,270	e	Nash Finch Co	3,014
381,327		Nippon Oil Corp	1,768
2,982,655		Noble Group Ltd	6,841
316,866		Nu Skin Enterprises, Inc (Class A)	8,514
2,800,094		Pacific Andes International Holdings Ltd	563
15,000	*	Paladin Labs, Inc	283

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,573	*	Perry Ellis International, Inc	$957
8,530		Pescanova S.A.	276
1,102,400		Petronas Dagangan BHD	2,801
35,920		Point, Inc	2,007
814,000		Prime Success International Group Ltd	654
169,000	*	Pronova BioPharma AS	512
1,459,500		PT Unilever Indonesia Tbk	1,693
15,328		Rubis	1,350
19,000	e	Ryoshoku Ltd	497
29,000	*	S Foods, Inc	253
41,400		Sakata Seed Corp	599
63,100		San-A Co Ltd	2,375
109,000		San-Ai Oil Co Ltd	423
26,363		Sarantis S.A.	184
74,212	e	Schiff Nutrition International, Inc	580
103,632	*,e	School Specialty, Inc	2,424
3,237		Schweizerhall Holding AG.	504
2,221,967	e	Sigma Pharmaceuticals Ltd	1,970
54,443		Sligro Food Group NV	1,868
3,617,009	*	Sojitz Holdings Corp	6,844
135,141	e	Spartan Stores, Inc	1,931
71,260		Sprider Stores S.A.	115
314,434		Suzano Papel e Celulose S.A.	3,702
163,632	e	Suzuken Co Ltd	5,381
173,046		Symrise AG.	3,689
72,048	*,e	Synutra International, Inc	973
2,173,046		Sysco Corp	60,715
1,796,348		Terra Industries, Inc	57,824
291,186		Tiger Brands Ltd	6,726
41,800	e	Toho Pharmaceutical Co Ltd	501
43,000		Tokai Corp	226
178,076	*,e	Tractor Supply Co	9,431
664,046		Tsingtao Brewery Co Ltd	3,673
3,724,257		Unilever NV	121,214
346,000		Unilever NV ADR	11,186
5,156,144		Uni-President Enterprises Corp	6,357
342,990		United Drug PLC	1,050
213,525	*,e	United Natural Foods, Inc	5,710
143,332	*	United Stationers, Inc	8,148
18,210	e	Valhi, Inc	254
7,493		VAN DE Velde	314
5,858	e	Vilmorin & Cie	726
528,325		Vina Concha Y Toro S.A.	1,171
869,152	*	Viterra, Inc	8,202
93,278	*,e	Volcom, Inc	1,561
77,200	*	Wimm-Bill-Dann Foods OJSC (ADR)	1,840

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,000		Yokohama Reito Co Ltd	$653
109,854	e	Zep, Inc	1,903
114,222	*,e	Zhongpin, Inc	1,783

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	961,091

		TOTAL COMMON STOCKS	98,034,511

		(Cost $90,817,306)

PREFERRED STOCKS - 0.10%

DEPOSITORY INSTITUTIONS - 0.07%
4,762,602	*	Bank of America Corp	71,058

		TOTAL DEPOSITORY INSTITUTIONS	71,058

FOOD AND KINDRED PRODUCTS - 0.02%
193,225	*	Ambev Cia De Bebidas Das	19,367

		TOTAL FOOD AND KINDRED PRODUCTS	19,367

HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
104,480	*	Goodman PLUS Trust	6,176

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,176

SECURITY AND COMMODITY BROKERS - 0.00%**
370,000		Daishin Securities Co Ltd	2,974

		TOTAL SECURITY AND COMMODITY BROKERS	2,974

TRANSPORTATION BY AIR - 0.00%**
1,366	*	Malaysian Airline System BHD	0	^

		TOTAL TRANSPORTATION BY AIR	0	^

		TOTAL PREFERRED STOCKS	99,575

		(Cost $97,669)

RIGHTS / WARRANTS - 0.00%**
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00% **
154,733	e	Builders FirstSource, Inc	38

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	38

CHEMICALS AND ALLIED PRODUCTS - 0.00% **
1,155		Dov Pharmaceutical, Inc	0	^
91,423		Dov Pharmaceutical, Inc	0	^
8		NicOx S.A.	0	^

		TOTAL CHEMICALS AND ALLIED PRODUCTS	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

COMMUNICATIONS - 0.00% **
195,068	e	Clearwire Corp	$78

		TOTAL COMMUNICATIONS	78

DEPOSITORY INSTITUTIONS - 0.00% **
2,379,809	e,m	Fortis	0	^
1,416,731	e	Mediobanca S.p.A	220
61,978	e	Unione di Banche Italiane SCPA	4

		TOTAL DEPOSITORY INSTITUTIONS	224

EATING AND DRINKING PLACES - 0.00% **
23,136		Krispy Kreme Doughnuts, Inc	1

		TOTAL EATING AND DRINKING PLACES	1

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.00% **
6	m	GreenHunter Energy, Inc	0	^

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	0	^

FABRICATED METAL PRODUCTS - 0.00% **
52,800		Goodpack Ltd	17

		TOTAL FABRICATED METAL PRODUCTS	17

FOOD AND KINDRED PRODUCTS - 0.00% **
53,534	e	Golden Agri-Resources Ltd	5

		TOTAL FOOD AND KINDRED PRODUCTS	5

GENERAL BUILDING CONTRACTORS - 0.00% **
132,237		IJM Corp BHD	44

		TOTAL GENERAL BUILDING CONTRACTORS	44

HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
36,982	e	Fonciere Des Regions	31
4,761,352	m	GPT Group	0	^
67,045		IJM Land BHD	27

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	58

OIL AND GAS EXTRACTION - 0.00% **
64,947		Desire Petroleum PLC	0	^
30,927		Desire Petroleum PLC	11

		TOTAL OIL AND GAS EXTRACTION	11

PRIMARY METAL INDUSTRIES - 0.00% **
346,000		Dowa Holdings Co Ltd	4

		TOTAL PRIMARY METAL INDUSTRIES	4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	MATURITY DATE	VALUE (000)

REAL ESTATE - 0.00% **
542,002		Cheuk Nang Holdings Ltd		$44
553,875		SP Setia BHD		91

		TOTAL REAL ESTATE		135

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.00% **
768,000	m	Wai Chun Mining Industry Group Co Ltd		11

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		11

WHOLESALE TRADE-NONDURABLE GOODS - 0.00% **
1		Casino Guichard Perrachon S.A.		0	^
603		JBS S.A.		5

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		5

		TOTAL RIGHTS / WARRANTS		631

		(Cost $74)

PRINCIPAL		ISSUER

SHORT TERM INVESTMENTS - 3.35%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.04%
22,285,000		Federal Home Loan Bank (FHLB)	1/15/10	22,285
16,005,000		Federal Home Loan Bank	1/20/10	16,005

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		38,290

		(Cost $38,290)

U.S. TREASURY BILLS - 0.27%
$13,000,000		United States Cash Management Bills	4/1/10	12,998
62,420,000		United States Cash Management Bills	6/10/10	62,371
65,660,000		United States Treasury Bills	5/20/10	65,624
92,300,000		United States Treasury Bills	6/24/10	92,217
30,000,000		United States Treasury Bills	10/21/10	29,906

		TOTAL U.S. TREASURY BILLS		263,116

		(Cost $263,161)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.04%

REPURCHASE AGREEMENTS - 0.65%
275,000,000	x	BNP Paribas, Inc		275,000
366,306,000	y	Deutsche Bank		366,306

		TOTAL REPURCHASE AGREEMENTS		641,306

CORPORATE VARIABLE RATE SECURITY - 2.39%
85,000,000		American Express Credit Account Master Trust		84,925
58,000,000		American Express Credit Account Master Trust		57,466
82,000,000		American Express Credit Account Master Trust		81,572
85,000,000		BA Credit Card Trust		84,508

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL	ISSUER	VALUE (000)

$64,000,000	BA Credit Card Trust	$63,436
25,000,000	Bank One Issuance Trust	24,855
7,310,945	Brunel Residential Mortgage Securization PLC	7,286
30,000,000	Capital One Multi-Asset Execution Trust	30,004
43,525,000	Capital One Multi-Asset Execution Trust	43,037
170,000,000	Capital One Multi-Asset Execution Trust	169,459
32,000,000	Chase Issuance Trust	31,885
51,000,000	Chase Issuance Trust	50,301
17,000,000	Chase Issuance Trust	16,930
110,000,000	Citibank Credit Card Issuance Trust	108,799
43,000,000	Discover Card Execution Note Trust	43,053
65,000,000	Discover Card Execution Note Trust	65,004
16,000,000	Discover Card Master Trust	15,992
8,000,000	Discover Card Master Trust	7,991
16,000,000	Discover Card Master Trust	15,993
102,000,000	Discover Card Master Trust	101,571
68,000,000	Discover Card Master Trust	67,793
39,000,000	GE Equipment Midticket LLC	38,615
110,000,000	General Electric Cap Corp	109,387
21,000,000	General Electric Cap Corp	21,000
17,000,000	General Electric Cap Corp	16,832
20,600,000	General Electric Cap Corp	20,523
29,810,313	Granite Master Issuer Plc 2006	26,440
23,570,941	Granite Master Issuer Plc 2007	20,913
128,000,000	JP Morgan Chase & Co	128,304
11,575,746	Medallion Trust	10,982
73,000,000	Nelnet Student Loan Trust	72,623
41,533,059	Nelnet Student Loan Trust	41,263
118,000,000	Permanent Financing Plc	117,646
135,000,000	Permanent Master Issuer Plc 2007	129,867
28,379,000	Puma Global Mortgage Backed Trust	26,392
100,000,000	Rabobank Nederland Tranche Trust	100,129
45,799,412	SLM Student Loan Trust 2006	45,724
43,000,000	SLM Student Loan Trust 2007	43,031
170,000,000	SLM Student Loan Trust 2008	160,541
56,962,106	Wachovia Student Loan Trust 2005	56,793
2,220,296	World Omni Auto Receivable Trust	2,221

	TOTAL CORPORATE VARIABLE RATE SECURITY	2,361,086

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	3,002,392

	(Cost $3,027,929)

	TOTAL SHORT-TERM INVESTMENTS	3,303,798

	(Cost $3,329,380)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

ISSUER	VALUE (000)

TOTAL PORTFOLIO - 102.97%	$101,438,873
(Cost $94,244,769)

OTHER ASSETS & LIABILITIES, NET - (2.97)%	(2,929,609)

NET ASSETS - 100.00%	$98,509,264

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
SICAV	Societe d’Investissement A Capital Variable
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
a	Affiiliated holding.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
f	Restricted security.
m	Indicates a security that has been deemed illiquid.
x	Agreement with BNP Paribas, Inc, 0.00% dated 12/31/09 to be repurchased at $275,000,000 on 01/04/10, collateralized by U.S. Government Agency securities valued at $280,500,000.
y	Agreement with Deutsche Bank, 0.01% dated 12/31/09 to be repurchased at $366,306,407 on 01/04/10, collateralized by U.S. Government Agency securities valued at $373,632,120.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY
December 31, 2009

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO
DOMESTIC
UNITED STATES	$71,550,168	70.54%
TOTAL DOMESTIC	71,550,168	70.54

FOREIGN
ARGENTINA	16,099	0.02
AUSTRALIA	1,668,491	1.64
AUSTRIA	82,777	0.08
BELGIUM	356,659	0.35
BERMUDA	50,882	0.05
BRAZIL	891,229	0.88
CAMBODIA	791	0.00	**
CANADA	2,238,302	2.21
CAYMAN ISLANDS	2,051	0.00	**
CHILE	66,433	0.07
CHINA	925,165	0.91
COLOMBIA	28,380	0.03
CYPRUS	4,418	0.00	**
CZECH REPUBLIC	34,516	0.03
DENMARK	118,557	0.12
EGYPT	22,988	0.02
FINLAND	312,126	0.31
FRANCE	1,861,650	1.83
GERMANY	1,898,203	1.87
GIBRALTAR	958	0.00	**
GREECE	117,490	0.11
GUERNSEY, C.I.	30,862	0.03
HONG KONG	475,127	0.47
HUNGARY	23,438	0.02
INDIA	357,084	0.35
INDONESIA	94,816	0.09
IRELAND	137,361	0.13
ISRAEL	361,071	0.36
ITALY	624,124	0.62
JAPAN	4,276,991	4.22
JERSEY, C.I.	10,128	0.01
KAZAKHSTAN	28,752	0.03
KOREA, REPUBLIC OF	643,725	0.63
LIECHTENSTEIN	2,198	0.00	**
LUXEMBOURG	37,168	0.04
MACAU	36,399	0.04
MALAYSIA	154,790	0.15
MEXICO	238,603	0.24
MOROCCO	8,701	0.01
NETHERLANDS	920,258	0.91
NEW ZEALAND	41,731	0.04
NORWAY	112,597	0.11
PANAMA	16,352	0.02
PERU	15,207	0.01
PHILIPPINES	32,798	0.03
POLAND	59,225	0.06
PORTUGAL	124,781	0.12
PUERTO RICO	7,531	0.01
RUSSIA	285,603	0.28
SINGAPORE	304,248	0.30
SOUTH AFRICA	333,828	0.33
SPAIN	820,991	0.81
SWEDEN	442,862	0.44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY
December 31, 2009

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

SWITZERLAND	$2,583,905	2.55%
TAIWAN	638,967	0.63
THAILAND	77,544	0.08
TURKEY	70,153	0.07
UNITED KINGDOM	4,760,621	4.69

TOTAL FOREIGN	29,888,705	29.46

TOTAL PORTFOLIO	$101,438,873	100.00%

** Percentage represents less than 0.01%.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2009

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.68%

AMUSEMENT AND RECREATION SERVICES - 0.33%
35,752	e	Aristocrat Leisure Ltd	$128
65,700	*	bwin Interactive Entertainment	3,911
57,947	*	Electronic Arts, Inc	1,029
6,555,000	*,e	Galaxy Entertainment Group Ltd	2,690
42,281		Ladbrokes plc	94
2,148	e	Lottomatica S.p.A.	43
914,009	*,e	Melco PBL Entertainment Macau Ltd (ADR)	3,080
10,651,796		NagaCorp Ltd	1,174
5,758		Nintendo Co Ltd	1,375
126,640		OPAP S.A.	2,782
5,301	e	Oriental Land Co Ltd	349
14,930,000		Rexcapital Financial Holdings Ltd	1,664
318,144	e	Sega Sammy Holdings, Inc	3,807
52,025		Sky City Entertainment Group Ltd	124
383,905		TABCORP Holdings Ltd	2,382
117,714		Tattersall’s Ltd	257
585,509	e	Walt Disney Co	18,882

		TOTAL AMUSEMENT AND RECREATION SERVICES	43,771

APPAREL AND ACCESSORY STORES - 0.92%
17,584	e	Abercrombie & Fitch Co (Class A)	613
29,232	*,e	Aeropostale, Inc	995
452,712		American Eagle Outfitters, Inc	7,687
3,321,000		Belle International Holdings Ltd	3,847
91,271		Burberry Group plc	877
311,794		Fast Retailing Co Ltd	58,598
771,610		Gap, Inc	16,165
216,114		Hennes & Mauritz AB (B Shares)	11,981
64,815		Inditex S.A.	4,048

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

190,970	*,e	Kohl’s Corp	$10,299
96,937	e	Limited Brands, Inc	1,865
4,576		Lotte Shopping Co Ltd	1,355
50,074	e	Nordstrom, Inc	1,882
58,580	e	Ross Stores, Inc	2,502
48,722	*,e	Urban Outfitters, Inc	1,705

		TOTAL APPAREL AND ACCESSORY STORES	124,419

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
65,000		Guess ?, Inc	2,750
11,397		Hermes International	1,517
73,817		Nike, Inc (Class B)	4,877
6,139	e	Onward Kashiyama Co Ltd	38
21,720		Polo Ralph Lauren Corp (Class A)	1,759
38,726		Shimamura Co Ltd	3,700
94,616	e	VF Corp	6,930

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	21,571

AUTO REPAIR, SERVICES AND PARKING - 0.01%
42,250		Ryder System, Inc	1,739

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,739

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
37,921		Advance Auto Parts	1,535
17,857	*,e	Autonation, Inc	342
9,315	*,e	Autozone, Inc	1,472
34,022		Canadian Tire Corp Ltd	1,870
42,270	*	Carmax, Inc	1,025
21,236	*,e	O’Reilly Automotive, Inc	810

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	7,054

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.31%
27,110	e	Fastenal Co	1,129
820,915		Home Depot, Inc	23,749
1,451,421		Kingfisher plc	5,343
495,527		Lowe’s Cos, Inc	11,590

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	41,811

BUSINESS SERVICES - 5.87%
101,056	*,e	Activision Blizzard, Inc	1,123
27,079		Adecco S.A.	1,494
370,182	*	Adobe Systems, Inc	13,615

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

66,353	*	Affiliated Computer Services, Inc (Class A)	$3,961
40,502	*,e	Akamai Technologies, Inc	1,026
198,199	*,e	Alliance Data Systems Corp	12,802
460,655		Atos Origin S.A.	21,104
34,508	*,e	Autodesk, Inc	877
209,153		Automatic Data Processing, Inc	8,956
3,634,444	*	Autonomy Corp plc	88,259
358,700		Aveva Group plc	5,835
105,931	*	BMC Software, Inc	4,248
105,087		CA, Inc	2,360
10,495	*	Cerner Corp	865
423,970	*	CGI Group, Inc	5,773
27,979	*	Citrix Systems, Inc	1,164
86,916	*	Cognizant Technology Solutions Corp (Class A)	3,937
317,683	*,e	Computer Sciences Corp	18,276
43,077		Computershare Ltd	441
49,735		Ctrip.com International Ltd (ADR)	3,574
13,174	e	Dassault Systemes S.A.	750
27	e	Dena Co Ltd	160
16,555	e	Dentsu, Inc	381
125,540	*,e	DST Systems, Inc	5,467
126,567	*	DynCorp International, Inc (Class A)	1,816
696,966	*	eBay, Inc	16,407
34,461		Equifax, Inc	1,065
154,495	*,e	Expedia, Inc	3,972
190,405		Experian Group Ltd	1,881
141,963		Fidelity National Information Services, Inc	3,328
32,582	*	Fiserv, Inc	1,580
1,860,406		Fujitsu Ltd	12,071
19,669	e	Gestevision Telecinco S.A.	286
137,641	*,e	Google, Inc (Class A)	85,334
279,744		Group 4 Securicor plc	1,173
2,445		Hakuhodo DY Holdings, Inc	119
8,002	*,e	IHS, Inc (Class A)	439
86,690		IMS Health, Inc	1,826
23,142	e	Indra Sistemas S.A.	548
80,000		Infosys Technologies Ltd	4,452
94,935	*,e	Interpublic Group of Cos, Inc	701
71,346	*,e	Intuit, Inc	2,191
37,657	*,e	Iron Mountain, Inc	857
13,087		JC Decaux S.A.	318
157,059	e	JSR Corp	3,196
107,621	*,e	Juniper Networks, Inc	2,870
9,273	e	Konami Corp	166
61,430	*	Longtop Financial Technologies Ltd (ADR)	2,274
61,078		Manpower, Inc	3,334

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

66,950		Mastercard, Inc (Class A)	$17,138
180,162	*	McAfee, Inc	7,309
4,602,046		Microsoft Corp	140,315
89,210	e	Mitsubishi UFJ Lease & Finance Co Ltd	2,688
95,099	e	Moody’s Corp	2,549
1,512,328		NEC Corp	3,909
50,163	*	Neowiz Games Corp	1,734
70,177	*,e	Netease.com (ADR)	2,639
17,513	*	NHN Corp	2,895
10,610		Nomura Research Institute Ltd	209
240,000	*	Novell, Inc	996
133		NTT Data Corp	412
390,584	*,e	Nuance Communications, Inc	6,070
687	e	Obic Co Ltd	112
244,332		Omnicom Group, Inc	9,566
24,131	*	Open Text Corp	985
2,131,390		Oracle Corp	52,304
3,803		Oracle Corp Japan	158
1,587	e	Otsuka Corp	79
66,200	e	Playtech Ltd	443
26,128	e	Publicis Groupe S.A.	1,062
12,153	e	Rakuten, Inc	9,252
23,818		Randstad Holdings NV	1,185
29,239	*	Red Hat, Inc	903
41,175	e	Ritchie Bros Auctioneers, Inc	933
30,058	e	Robert Half International, Inc	803
270,662		Sage Group plc	958
53,311	*,e	Salesforce.com, Inc	3,933
752,792		SAP AG.	35,888
22,013		Secom Co Ltd	1,046
73,581	e	Securitas AB (B Shares)	721
2,149		SGS S.A.	2,805
174,769	*,e	Shanda Games Ltd (ADR)	1,781
27,368	*,e	Sina Corp	1,236
5,024		Societe Des Autoroutes Paris-Rhin-Rhone	387
478,593	e	Softbank Corp	11,220
84,430	*	Sohu.com, Inc	4,836
75,000	e	Sotheby’s (Class A)	1,686
6,299	e	Square Enix Co Ltd	133
526,310	*	Sun Microsystems, Inc	4,932
984,942	*	Symantec Corp	17,621
22,524	*,e	Synopsys, Inc	502
610,776	*,e	Temenos Group AG.	15,739
167,300	e	Tencent Holdings Ltd	3,618
26,263	e	Total System Services, Inc	454
11,051		Trend Micro, Inc	420

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

26,101	e	United Internet AG.	$344
2,522		USS Co Ltd	154
29,523	*,e	VeriSign, Inc	716
311,682	e	Visa, Inc (Class A)	27,260
106,279	*	VMware, Inc (Class A)	4,504
809,039		WPP plc	7,913
15,555	e	Yahoo! Japan Corp	4,677
676,042	*	Yahoo!, Inc	11,344

		TOTAL BUSINESS SERVICES	792,128

CHEMICALS AND ALLIED PRODUCTS - 10.83%
715,825		Abbott Laboratories	38,647
39,269	*	Actelion Ltd	2,097
67,476		Agrium, Inc (Toronto)	4,221
42,959		Air Liquide	5,109
146,009		Air Products & Chemicals, Inc	11,835
197,000		Air Water, Inc	2,320
150,000	e	Alberto-Culver Co	4,394
849,472	*	Amgen, Inc	48,055
131,859		Asahi Kasei Corp	661
58,083		Astellas Pharma, Inc	2,167
680,445		AstraZeneca plc	31,979
94,208	e	AstraZeneca plc (ADR)	4,422
15,700		Avery Dennison Corp	573
87,524		Avon Products, Inc	2,757
792,392		BASF AG.	49,042
19,845		Beiersdorf AG.	1,308
111,165	*,e	Biogen Idec, Inc	5,947
61,901	e	Biovail Corp	869
580,014		Bristol-Myers Squibb Co	14,645
177,338		Celanese Corp (Series A)	5,693
303,570	*	Celgene Corp	16,903
18,164	*,e	Cephalon, Inc	1,134
55,379		CF Industries Holdings, Inc	5,027
13,581	*,e	Charles River Laboratories International, Inc	458
87,000	*,e	Chattem, Inc	8,117
10,969		Christian Dior S.A.	1,124
23,358	e	Chugai Pharmaceutical Co Ltd	437
31,947	e	Church & Dwight Co, Inc	1,931
260,756		Cipla Ltd	1,870
51,123		Clorox Co	3,119
244,921		Colgate-Palmolive Co	20,120
315,898		CSL Ltd	9,186
267,500		Cytec Industries, Inc	9,742
27,630		Daicel Chemical Industries Ltd	162
70,579		Daiichi Sankyo Co Ltd	1,480

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

27,501		Dainippon Ink and Chemicals, Inc	$47
15,563	e	Dainippon Sumitomo Pharma Co Ltd	163
674,368		Dow Chemical Co	18,633
60,246		Dr Reddy’s Laboratories Ltd	1,475
33,787		DSM NV	1,660
351,131		Du Pont (E.I.) de Nemours & Co	11,823
38,081	e	Eastman Chemical Co	2,294
48,715	e	Ecolab, Inc	2,172
29,241		Eisai Co Ltd	1,075
82,020	*	Elan Corp plc	518
29,932	*	Elan Corp plc (ADR)	195
276,329		Eli Lilly & Co	9,868
1,075	e	Eramet	337
51,301		Estee Lauder Cos (Class A)	2,481
1,320,819	e	Ferro Corp	10,884
26,192		FMC Corp	1,460
483,735	*	Forest Laboratories, Inc	15,533
54,637	*	Genzyme Corp	2,678
671,909	*	Gilead Sciences, Inc	29,080
1,641		Givaudan S.A.	1,313
1,597,052		GlaxoSmithKline plc	33,867
26,596	e	Grifols S.A.	467
12,593	e	H Lundbeck A/s	228
1		H.B. Fuller Co	0	^
30,063		Henkel KGaA	1,347
39,850		Henkel KGaA (Preference)	2,093
6,700		Hisamitsu Pharmaceutical Co, Inc	216
81,125	*	Hospira, Inc	4,137
285,000		Huntsman Corp	3,218
1,704,779		Incitec Pivot Ltd	5,392
12,136		International Flavors & Fragrances, Inc	499
126,116	*,e	Invitrogen Corp	6,587
195,145		Ipsen	10,821
1,552,987		Johnson & Johnson	100,027
21,480		Kansai Paint Co Ltd	180
53,453		Kao Corp	1,253
133,000	*,e	King Pharmaceuticals, Inc	1,632
464,000		Kingboard Chemical Holdings Ltd	1,828
56,000		Kissei Pharmaceutical Co Ltd	1,103
229,587		Kuraray Co Ltd	2,702
27,486		Kyowa Hakko Kogyo Co Ltd	291
9,285		LG Household & Health Care Ltd	2,323
33,825		Linde AG.	4,075
9,991	e	Lonza Group AG.	704
52,994		L’Oreal S.A.	5,919
39,297		Lubrizol Corp	2,867

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

83,963		Lupin Ltd	$2,652
14,412		Mediceo Paltac Holdings Co Ltd	179
1,500,912		Merck & Co, Inc	54,843
14,766		Merck KGaA	1,385
42,600		Miraca Holdings, Inc	1,172
126,850		Mitsubishi Chemical Holdings Corp	540
40,269	e	Mitsubishi Gas Chemical Co, Inc	203
1,000,716		Monsanto Co	81,808
28,736		Mosaic Co	1,716
357,572	*,e	Mylan Laboratories, Inc	6,590
179,455	e	Nissan Chemical Industries Ltd	2,558
2,393,930		Novartis AG.	130,730
83,000		Novartis AG. (ADR)	4,518
117,784		Novo Nordisk AS (Class B)	7,520
10,741	e	Novozymes AS (B Shares)	1,117
15,665	e	Nufarm Ltd	152
8,966		Ono Pharmaceutical Co Ltd	385
17,390		Orion Oyj (Class B)	375
80,911	*,e	Pactiv Corp	1,953
82,659	e	Perrigo Co	3,293
4,296,908		Pfizer, Inc	78,160
136,332		Potash Corp of Saskatchewan	14,911
112,261	e	PPG Industries, Inc	6,572
100,421		Praxair, Inc	8,065
1,174,206		Procter & Gamble Co	71,191
596,868		PTT Chemical PCL	1,289
642,279		Reckitt Benckiser Group plc	34,767
413,962		Roche Holding AG.	70,793
449,944		Sanofi-Aventis	35,385
7,456		Santen Pharmaceutical Co Ltd	240
22,100	e	Sawai Pharmaceutical Co Ltd	1,264
25,573	e	Sherwin-Williams Co	1,577
168,147		Shin-Etsu Chemical Co Ltd	9,493
31,173		Shionogi & Co Ltd	676
1,675,608		Shire Ltd	32,741
34,285	e	Shiseido Co Ltd	659
1,466,654		Showa Denko KK	2,921
75,549		Sigma-Aldrich Corp	3,817
4,209,585	e	Sinochem Hong Kong Holding Ltd	2,335
12,899		Solvay S.A.	1,389
164,748		Sumitomo Chemical Co Ltd	723
118,362		Syngenta AG.	33,426
12,411		Taisho Pharmaceutical Co Ltd	214
666,000		Taiwan Fertilizer Co Ltd	2,371
716,897	e	Taiyo Nippon Sanso Corp	7,630
74,548		Takeda Pharmaceutical Co Ltd	3,071

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

23,721		Tanabe Seiyaku Co Ltd	$296
1,162,907		Teva Pharmaceutical Industries Ltd (ADR)	65,332
357,689	*,e	Theravance, Inc	4,675
601,500	e	Tokai Carbon Co Ltd	2,995
30,693		Tokuyama Corp	172
139,283	e	Toray Industries, Inc	758
51,647		Tosoh Corp	143
144,574		Tsumura & Co	4,674
105,012		UBE Industries Ltd	287
382,793	e	UCB S.A.	15,978
300,000	*	Vanda Pharmaceuticals, Inc	3,372
33,722	*,e	Vertex Pharmaceuticals, Inc	1,445
3,485		Wacker Chemie AG.	606
26,153	*	Warner Chilcott plc	745
70,513	*	Watson Pharmaceuticals, Inc	2,793
43,497	e	Yara International ASA	1,970

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,460,626

COAL MINING - 0.30%
45,587	*,e	Alpha Natural Resources, Inc	1,978
23,630	e	Arch Coal, Inc	526
861,307	e	Centennial Coal Co Ltd	3,066
6,742,847		China Coal Energy Co	12,236
36,184		Consol Energy, Inc	1,802
323,061	e	Gloucester Coal Ltd	2,621
1,162,639	e	MacArthur Coal Ltd	11,671
80,000		New World Resources NV	720
82,136		Peabody Energy Corp	3,713
403,353		Whitehaven Coal Ltd	1,901

		TOTAL COAL MINING	40,234

COMMERCIAL SERVICES AND SUPPLIES - 0.00%**
10,497		Bureau Veritas S.A.	547

		TOTAL COMMERCIAL SERVICES AND SUPPLIES	547

COMMUNICATIONS - 4.50%
11,990	e	America Movil S.A. de C.V. (ADR) (Series L)	563
178,090	*	American Tower Corp (Class A)	7,695
40,144	*,e,m	AOL, Inc	935
2,653,755	e	AT&T, Inc	74,386
209,691		BCE, Inc	5,814
33,031		Belgacom S.A.	1,199
247,534		British Sky Broadcasting plc	2,236
14,264,760		BT Group plc	31,066
557,825		Cable & Wireless plc	1,269
72,396		Cablevision Systems Corp (Class A)	1,869
84,354	e	Carphone Warehouse Group plc	254
390,334		CBS Corp (Class B)	5,484
105,388	e	CenturyTel, Inc	3,816
1,418,269		Comcast Corp (Class A)	23,912

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

129,805		Comcast Corp (Special Class A)	$2,078
109,037	*,e	Crown Castle International Corp	4,257
2,957,678		Deutsche Telekom AG.	43,390
554,271	*	DIRECTV	18,485
162,464		DISH Network Corp (Class A)	3,374
29,075		Elisa Oyj (Series A)	664
21,899		Eutelsat Communications	703
581,482	e	France Telecom S.A.	14,530
50		Fuji Television Network, Inc	69
279,232		Hellenic Telecommunications Organization S.A.	4,098
1,332		Hikari Tsushin, Inc	24
		Hutchison Telecommunications Hong Kong Holdings
10,434,000		Ltd	1,768
100,013	*,e	IAC/InterActiveCorp	2,048
3,772	e	Iliad Sa	451
70,719		Inmarsat plc	788
256		Jupiter Telecommunications Co	253
306		KDDI Corp	1,621
249,927	*,e	Level 3 Communications, Inc	382
24,570	*,e	Liberty Global, Inc (Class A)	538
15,086	*,e	Liberty Global, Inc (Series C)	330
5,050	*	Liberty Media Corp-Starz	233
114,180	*	Liberty Media Holding Corp (Interactive A)	1,238
12,541		M6-Metropole Television	321
8,781		Manitoba Telecom Services, Inc	281
2,062,500		Maxis Bhd	3,235
154,840		Mediaset S.p.A.	1,273
166,276	*,e	MetroPCS Communications, Inc	1,269
6,080		Mobistar S.A.	417
71,383	*	NII Holdings, Inc (Class B)	2,397
430,030		Nippon Telegraph & Telephone Corp	16,987
5,307		NTT DoCoMo, Inc	7,406
173,749		PCCW Ltd	42
40,201		Philippine Long Distance Telephone Co (ADR)	2,278
128,460		Portugal Telecom SGPS S.A.	1,567
1,537,500		PT Telekomunikasi Indonesia Tbk (Series B)	1,530
1,125,960		Qwest Communications International, Inc	4,740
215,689	e	Rogers Communications, Inc (Class B)	6,742
1,320,532		Royal KPN NV	22,446
33,205	*,e	SBA Communications Corp (Class A)	1,134
62,853		SES Global S.A.	1,416
150,129	*,e	Shaw Communications, Inc (B Shares)	3,111
4,083,508		Singapore Telecommunications Ltd	8,994
23,847	e	Societe Television Francaise 1	438
1,802,349	*,e	Sprint Nextel Corp	6,597
61,274		StarHub Ltd	94
5,265		Swisscom AG.	2,011

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,592,923		Taiwan Mobile Co Ltd	$3,105
101,963		Tele Norte Leste Participacoes S.A.(ADR)	2,184
66,852	e	Tele2 AB (B Shares)	1,027
178,612		Telecom Corp of New Zealand Ltd	321
1,322,502		Telecom Italia RSP	1,469
2,196,527		Telecom Italia S.p.A.	3,426
80,000		Telefonica O2 Czech Republic A.S.	1,825
1,707,596		Telefonica S.A.	47,795
321,563		Telekom Austria AG.	4,590
29,100		Telenet Group Holding NV	829
186,037		Telenor ASA	2,599
42,917	e	Telephone & Data Systems, Inc	1,456
28,177		Television Broadcasts Ltd	135
504,432		TeliaSonera AB	3,646
486,328	e	Telstra Corp Ltd	1,495
24,660		TELUS Corp	804
62,100		TELUS Corp, non-voting shares	1,945
166,442		Time Warner Cable, Inc	6,889
1,774		Tokyo Broadcasting System, Inc	25
1,695,487		Verizon Communications, Inc	56,172
392,992	*	Viacom, Inc (Class B)	11,684
260,834		Vivendi Universal S.A.	7,741
34,602,340		Vodafone Group plc	80,130
306,678	e	Vodafone Group plc (ADR)	7,081
67,184	e	Windstream Corp	738

		TOTAL COMMUNICATIONS	607,657

DEPOSITORY INSTITUTIONS - 10.70%
35,083		77 Bank Ltd	187
95,359		Alpha Bank S.A.	1,113
1,600,000		AMMB Holdings Berhad	2,328
147,992	*,m	Anglo Irish Bank Corp plc	46
2,247,848		Aozora Bank Ltd	2,389
1,572,479	e	Australia & New Zealand Banking Group Ltd	32,045
142,582	e	Banca Carige S.p.A.	381
1,806,721	*	Banca Intesa S.p.A.	8,130
202,850		Banca Intesa S.p.A. RSP	680
486,638	e	Banca Monte dei Paschi di Siena S.p.A.	851
85,591		Banca Popolare di Milano	608
131,631		Banche Popolari Unite Scpa	1,887
945,890		Banco Bilbao Vizcaya Argentaria S.A.	17,239
188,391	e	Banco Bradesco S.A. (ADR)	4,120
527,469		Banco Comercial Portugues S.A.	636
2,062,800		Banco de Oro Universal Bank	1,737
199,843	e	Banco de Sabadell S.A.	1,110
48,128		Banco de Valencia S.A.	366

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

154,954		Banco do Brasil S.A.	$2,643
127,479		Banco Espirito Santo S.A.	830
140,906		Banco Popolare Scarl	1,056
187,234	e	Banco Popular Espanol S.A.	1,375
522,581		Banco Santander Brasil S.A. (ADR)	7,285
6,067,859		Banco Santander Central Hispano S.A.	100,268
551,500		Bangkok Bank PCL (ADR)	1,919
4,653,710		Bank of America Corp	70,085
4,242,000		Bank of China Ltd	2,280
511,259	e	Bank of East Asia Ltd	2,009
475,177		Bank of India	3,913
33,653		Bank of Kyoto Ltd	272
243,014		Bank of Montreal	12,977
374,028		Bank of New York Mellon Corp	10,462
440,856	e	Bank of NOVA Scotia	20,748
55,609		Bank of Okinawa Ltd	2,045
150,408		Bank of the Ryukyus Ltd	1,720
616,805		Bank of Yokohama Ltd	2,812
62,240		Bankinter S.A.	641
4,224,752		Barclays plc	18,616
178,006	e	BB&T Corp	4,516
31,937	e	Bendigo Bank Ltd	280
512,452	e	BNP Paribas	40,647
530,948		BOC Hong Kong Holdings Ltd	1,193
170,258	e	Canadian Imperial Bank of Commerce/Canada	11,094
80,635		Chiba Bank Ltd	482
2,880,000		China Citic Bank	2,438
7,955,000		China Construction Bank	6,795
1,345,347	e	China Merchants Bank Co Ltd	3,500
3,446,459		Chinatrust Financial Holding Co	2,143
19,000	e	Chugoku Bank Ltd	236
14,603,246		Citigroup, Inc	48,337
72,449		Comerica, Inc	2,142
159,482	e	Commerzbank AG.	1,339
730,926		Commonwealth Bank of Australia	35,685
30,714		Credicorp Ltd (NY)	2,366
201,449	e	Credit Agricole S.A.	3,535
98,624		Danske Bank AS	2,214
1,884,628		DBS Group Holdings Ltd	20,488
131,614		Deutsche Bank AG.	9,306
19,523	*,e	Deutsche Postbank AG.	638
119,241	e	Dexia	751
216,611	e	DNB NOR Holding ASA	2,338
71,466		EFG Eurobank Ergasias S.A.	799
42,095	e	Erste Bank der Oesterreichischen Sparkassen AG.	1,564
256,531		Fifth Third Bancorp	2,501

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

76,123	*,e	First Horizon National Corp	$1,020
2,049,532	*	Fortis	7,587
1,035,000		Fubon Financial Holding Co Ltd	1,272
3,178,365		Fuhwa Financial Holdings Co Ltd	2,326
81,167	e	Fukuoka Financial Group, Inc	283
41,774		Gunma Bank Ltd	214
40,842		Hachijuni Bank Ltd	238
98,193		Hang Seng Bank Ltd	1,445
5,416		HDFC Bank Ltd	197
53,744	e	Hiroshima Bank Ltd	207
131,481		Hokuhoku Financial Group, Inc	269
50,000		Home Capital Group, Inc	2,001
11,590,720		HSBC Holdings plc	132,230
138,800	e	HSBC Holdings plc (Hong Kong)	1,579
398,816	e	Hudson City Bancorp, Inc	5,476
2,262,449	e	Huntington Bancshares, Inc	8,258
1,619		ICICI Bank Ltd	30
80,000		ICICI Bank Ltd (ADR)	3,017
2,271,000		Industrial & Commercial Bank of China	1,870
2,047,889	*	ING Groep NV	19,722
87,052		Investec plc	595
25,912	e	Iyo Bank Ltd	211
66,624		Joyo Bank Ltd	268
2,540,834		JPMorgan Chase & Co	105,876
442,144		Julius Baer Group Ltd	15,550
218,488		Julius Baer Holding AG.	2,646
1,201,131		Kasikornbank PCL (Foreign)	3,129
800,000		Kasikornbank PCL	2,039
130,815	e	Keycorp	726
450,000		Korea Exchange Bank	5,586
8,308,155		Lloyds TSB Group plc	6,685
11,770	e	M&T Bank Corp	787
68,624	e	Marshall & Ilsley Corp	374
136,609	e	Mediobanca S.p.A.	1,623
4,005,300		Metropolitan Bank & Trust	3,878
6,479,154		Mitsubishi UFJ Financial Group, Inc	31,915
1,662,750		Mitsui Trust Holdings, Inc	5,601
3,052,198		Mizuho Financial Group, Inc	5,489
166,872	e	Mizuho Trust & Banking Co Ltd	156
1,238,656	e	National Australia Bank Ltd	30,228
69,233	e	National Bank of Canada	3,988
363,548		National Bank of Greece S.A.	9,340
189,430	e	Natixis	946
65,127	e	New York Community Bancorp, Inc	945
66,721		Nishi-Nippon City Bank Ltd	163
759,721	e	Nordea Bank AB	7,697

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

142,312		Northern Trust Corp	$7,457
29,792		OKO Bank (Class A)	321
1,523,614	e	Oversea-Chinese Banking Corp	9,811
125,343	e	People’s United Financial, Inc	2,093
66,070		Piraeus Bank S.A.	758
162,036		PNC Financial Services Group, Inc	8,554
2,379,500		PT Bank Danamon Indonesia Tbk	1,139
21,714	e	Raiffeisen International Bank Holding AG.	1,213
751,624		Regions Financial Corp	3,976
51,800		Resona Holdings, Inc	526
671,094	e	Royal Bank of Canada (Toronto)	36,190
3,641,667	*	Royal Bank of Scotland Group plc	1,690
57,109	*	Royal Bank of Scotland Group plc (Euro)	27
31,300	*	Sapporo Hokuyo Holdings, Inc	114
38,700	*,e	Senshu Ikeda Holdings, Inc	141
57		Seven Bank Ltd	114
101,320	*,e	Shinsei Bank Ltd	110
63,727	e	Shizuoka Bank Ltd	555
900,800		Siam Commercial Bank PCL	2,344
339,646		Skandinaviska Enskilda Banken AB (Class A)	2,100
730,690		Societe Generale	50,768
476,957		Standard Chartered plc	12,041
178,263		Standard Chartered plc (Hong Kong)	4,425
25,000		State Bank of India Ltd	1,215
405,942		State Street Corp	17,675
260,479		Sumitomo Mitsui Financial Group, Inc	7,475
543,488		Sumitomo Trust & Banking Co Ltd	2,669
641,736		Suncorp-Metway Ltd	4,968
318,612	e	SunTrust Banks, Inc	6,465
267,689	e	Suruga Bank Ltd	2,333
110,265		Svenska Handelsbanken (A Shares)	3,141
125,897		Swedbank AB (A Shares)	1,240
341,011	e	TCF Financial Corp	4,645
14,765	e	TFS Financial Corp	179
407,729	e	Toronto-Dominion Bank	25,715
130,000	*	UBS A.G.	2,016
3,563,855	*	UBS A.G. (Switzerland)	55,497
5,902,976	*	UniCredito Italiano S.p.A	19,738
531,741		United Overseas Bank Ltd	7,402
1,768,500		US Bancorp	39,809
24,542	*,b,e	Washington Mutual, Inc	3
2,821,754		Wells Fargo & Co	76,158
485,080		Western Union Co	9,144
1,147,665		Westpac Banking Corp	25,924
17,626		Wing Hang Bank Ltd	164
22,666		Yamaguchi Financial Group, Inc	210

		TOTAL DEPOSITORY INSTITUTIONS	1,443,070

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

EATING AND DRINKING PLACES - 0.96%
2,170,007		Ajisen China Holdings Ltd	$1,854
19,423	e	Autogrill S.p.A.	245
225,000		Brinker International, Inc	3,357
10,294,642		Compass Group plc	73,674
65,904	e	Darden Restaurants, Inc	2,311
950,000		Enterprise Inns plc	1,423
484,866		McDonald’s Corp	30,275
6,400	e	McDonald’s Holdings Co Japan Ltd	122
42,306		Onex Corp	955
19,920		Sodexho Alliance S.A.	1,133
226,616	*,e	Starbucks Corp	5,226
67,000	*	Tim Hortons, Inc	2,059
17,321	e	Tim Hortons, Inc	528
38,069		Whitbread plc	864
170,275		Yum! Brands, Inc	5,955

		TOTAL EATING AND DRINKING PLACES	129,981

EDUCATIONAL SERVICES - 0.11%
80,912	*,e	Apollo Group, Inc (Class A)	4,902
82,282		Benesse Corp	3,440
109,723		CAE, Inc	920
48,000	*	Career Education Corp	1,119
16,936	e	DeVry, Inc	961
31,397	*,e	ITT Educational Services, Inc	3,013

		TOTAL EDUCATIONAL SERVICES	14,355

ELECTRIC, GAS, AND SANITARY SERVICES - 3.89%
245,289		A2A S.p.A.	515
3,506	e	ACEA S.p.A.	38
318,554	*	AES Corp	4,240
51,824		AGL Energy Ltd	651
177,164		Allegheny Energy, Inc	4,160
22,832	e	Alliant Energy Corp	691
46,238		Ameren Corp	1,292
143,005	e	American Electric Power Co, Inc	4,975
203,504		American Water Works Co, Inc	4,561
770	e	Aqua America, Inc	13
16,285,500	*	Beijing Enterprises Water Group Ltd	5,404
2,961		Bkw Fmb Energie AG	231
169,514	*,e	Calpine Corp	1,865
35,733		Canadian Utilities Ltd	1,495
694,702		Centerpoint Energy, Inc	10,080
8,179,785		Centrica plc	37,051
4,058,000	e	China Resources Gas Group Ltd	5,905
247,400		China Resources Power Holdings Co	490

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

79,261		Chubu Electric Power Co, Inc	$1,891
29,292	e	Chugoku Electric Power Co, Inc	559
140,521		CLP Holdings Ltd	951
87,053	e	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	3,406
126,338		Companhia Paranaense de Energia	2,688
84,450	e	Consolidated Edison, Inc	3,837
495,105		Constellation Energy Group, Inc	17,413
142,398		Contact Energy Ltd	634
151,879	e	Dominion Resources, Inc	5,911
78,602		Drax Group plc	524
63,576		DTE Energy Co	2,771
2,039,830		DUET Group	3,271
364,754	e	Duke Energy Corp	6,277
24,700	*,e	Dynegy, Inc (Class A)	45
1,047,573		E.ON AG.	43,971
82,453	e	Edison International	2,868
44,602	*	EDP Renovaveis S.A.	423
132,653		El Paso Corp	1,304
14,039		Electric Power Development Co	399
56,840		Electricite de France	3,378
83,660		Eletropaulo Metropolitana de Sao Paulo S.A.	1,658
39,717		Enagas	880
157,775		Enbridge, Inc	7,336
1,524,851	e	Enel S.p.A.	8,828
77,228		Energen Corp	3,614
4,501,478		Energias de Portugal S.A.	20,041
110,293		Entergy Corp	9,026
477,274		Exelon Corp	23,324
128,101		FirstEnergy Corp	5,950
73,581	e	Fortis, Inc	2,018
1,197,009		Fortum Oyj	32,474
119,886		FPL Group, Inc	6,332
51,693	e	Gas Natural SDG S.A.	1,114
794,270	e	Gaz de France	34,409
1,186,800		Glow Energy PCL	1,173
18,982	e	Hokkaido Electric Power Co, Inc	344
19,575		Hokuriku Electric Power Co	427
246,515		Hong Kong & China Gas Ltd	618
87,864		Hong Kong Electric Holdings Ltd	479
193,405		Iberdrola Renovables	921
862,676	e	Iberdrola S.A.	8,267
38,941	e	Integrys Energy Group, Inc	1,635
1,238,984		International Power plc	6,174
91,953		Kansai Electric Power Co, Inc	2,075
39,947		Kyushu Electric Power Co, Inc	823
62,607		MDU Resources Group, Inc	1,478

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

209,005	*	Mirant Corp	$3,192
544,753		National Grid plc	5,946
55,831	e	NiSource, Inc	859
32,965		Northeast Utilities	850
442,197	*	NRG Energy, Inc	10,440
23,393		NSTAR	861
17,127	e	Oest Elektrizitatswirts AG. (Class A)	726
31,048		Oneok, Inc	1,384
204,846		Osaka Gas Co Ltd	690
43,666		Pepco Holdings, Inc	736
148,762	e	PG&E Corp	6,642
27,550		Pinnacle West Capital Corp	1,008
14,442,500		PNOC Energy Development Corp	1,460
77,200		PPL Corp	2,494
50,702		Progress Energy, Inc	2,079
26,513		Public Power Corp	492
515,920	e	Public Service Enterprise Group, Inc	17,154
135,414		Questar Corp	5,629
22,602		Red Electrica de Espana	1,261
942,700	*	Reliant Energy, Inc	5,392
683,292		Republic Services, Inc	19,344
96,819		RWE A.G.	9,396
5,020		RWE A.G. (Preference)	447
23,150		SCANA Corp	872
205,729		Scottish & Southern Energy plc	3,851
106,442		Sempra Energy	5,959
53,111		Severn Trent plc	928
18,600	e	Shikoku Electric Power Co, Inc	481
323,991		Snam Rete Gas S.p.A.	1,609
171,100		Southern Co	5,701
123,702	e	SP AusNet	102
20,872	*	Stericycle, Inc	1,152
61,331		Suez Environnement S.A.	1,414
288,110	e	Terna Rete Elettrica Nazionale S.p.A.	1,239
44,000		Toho Gas Co Ltd	234
45,041		Tohoku Electric Power Co, Inc	893
287,060		Tokyo Electric Power Co, Inc	7,205
742,838		Tokyo Gas Co Ltd	2,965
90,960	e	TransAlta Corp	2,042
154,621		United Utilities Group plc	1,236
87,959		Veolia Environnement	2,899
201,255		Waste Management, Inc	6,804
238,585		Williams Cos, Inc	5,029
35,636		Wisconsin Energy Corp	1,776
124,036		Xcel Energy, Inc	2,632
1,403,500	*	Yingde Gases	1,446

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	524,547

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.19%
26,590	*	A123 Systems, Inc	$597
791,643		ABB Ltd	15,254
600,000	*	A-DATA Technology Co Ltd	1,943
143,622	*,e	Advanced Micro Devices, Inc	1,390
3,080,000		Advanced Semiconductor Engineering, Inc	2,765
509,805	*,e	Alcatel S.A.	1,717
45,710	e	Altera Corp	1,034
25,747	e	Ametek, Inc	985
71,523		Amphenol Corp (Class A)	3,303
142,635	e	Analog Devices, Inc	4,504
504,520	*	Apple Computer, Inc	106,384
5,882,536		Asustek Computer, Inc	11,330
121,866	*	Avnet, Inc	3,675
231,679	*,e	Broadcom Corp (Class A)	7,286
95,400		Canon Electronics, Inc	2,057
348,213	*	Celestica, Inc	3,287
3,353,814	*	Cisco Systems, Inc	80,290
124,471		Cooper Industries plc	5,307
18,254	*	Cree, Inc	1,029
334,000	e	Dainippon Screen Manufacturing Co Ltd	1,473
48,095	*,e	Dolby Laboratories, Inc (Class A)	2,296
42,749		Eaton Corp	2,720
17,308	*	Elpida Memory, Inc	282
171,057	*,e	Energizer Holdings, Inc	10,482
32,442	*,e	EnerSys	710
650,973	e	Ericsson (LM) (B Shares)	5,993
547,804		Exide Industries Ltd	1,351
32,495	*,e	First Solar, Inc	4,400
248,554	*,e	Flextronics International Ltd	1,817
96,728	*,e	Foxconn International Holdings Ltd	111
378,000		Foxconn Technology Co Ltd	1,458
58,822	e	Fuji Electric Holdings Co Ltd	102
41,085		Gamesa Corp Tecnologica S.A.	692
57,901	*,e	Gemalto NV	2,519
5,233,524		General Electric Co	79,183
1,221,502		Geodesic Information Systems Ltd	3,451
39,000	e	GS Yuasa Corp	288
34,709	e	Harris Corp	1,650
3,151	e	Hirose Electric Co Ltd	330
10,152		Hitachi Chemical Co Ltd	207
108,800		Hitachi High-Technologies Corp	2,159
4,512,548	e	Hitachi Ltd	13,872
2,545,544		Hon Hai Precision Industry Co, Ltd	11,905

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

302,917		Hoya Corp	$8,083
73,472		Ibiden Co Ltd	2,635
834,463	*	Imagination Technologies Group PLC	3,249
902,973	*,e	Infineon Technologies AG.	5,024
3,370,176		Intel Corp	68,752
212,120		Koninklijke Philips Electronics NV	6,270
16,212		Kyocera Corp	1,428
48,857		L-3 Communications Holdings, Inc	4,248
20,998	e	Legrand S.A.	584
27,450		LG Electronics, Inc	2,862
57,463	e	Linear Technology Corp	1,755
1,119,670	*	LSI Logic Corp	6,729
2,916		Mabuchi Motor Co Ltd	145
652,863	*,e	Marvell Technology Group Ltd	13,547
961,855		Matsushita Electric Industrial Co Ltd	13,847
39,956		Matsushita Electric Works Ltd	484
193,031		Maxim Integrated Products, Inc	3,919
227,430		MediaTek, Inc	3,951
68,259	*	MEMC Electronic Materials, Inc	930
28,483	e	Microchip Technology, Inc	828
659,934	*,e	Micron Technology, Inc	6,969
16,815	e	Millicom International Cellular S.A.	1,248
35,716		Minebea Co Ltd	194
1,862,785		Mitsubishi Electric Corp	13,838
8,222		Mitsumi Electric Co Ltd	145
572,054		Motorola, Inc	4,439
31,729		Murata Manufacturing Co Ltd	1,584
97,208	e	National Semiconductor Corp	1,493
529,620	*	NetApp, Inc	18,214
17,988		NGK Spark Plug Co Ltd	204
86,306		Nidec Corp	7,977
900	e	Nissha Printing Co Ltd	44
17,277		Nitto Denko Corp	621
1,423,287		Nokia Oyj	18,403
12,407	*	Nortel Networks Corp	2
402,476	*,e	Nvidia Corp	7,518
21,302		Omron Corp	383
2,354,450		Powertech Technology, Inc	7,976
1,202,474		Qualcomm, Inc	55,626
1,811,162		Quanta Computer, Inc	3,930
77,027	*,e	Renewable Energy Corp AS	595
285,886	*	Research In Motion Ltd (Canada)	19,416
796,581	e	Ricoh Co Ltd	11,414
3,699	e	Rinnai Corp	179
10,424		Rohm Co Ltd	680
14,308		Samsung Electronics Co Ltd	9,811

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

167,975	*,e	Sanyo Electric Co Ltd	$310
52,232	*,e	SGL Carbon AG.	1,544
99,106	e	Sharp Corp	1,252
217,974		Shinko Electric Industries	3,173
528,000		Silitech Technology Corp	1,898
138,700	*,e	Sirius XM Radio, Inc	83
763,256		Smiths Group plc	12,443
28,673,611		Solomon Systech International Ltd	2,918
451,602		Sony Corp	13,129
15,535		Stanley Electric Co Ltd	315
147,955		STMicroelectronics NV	1,367
11,576	e	Sumco Corp	205
11,733	*,e	Sunpower Corp (Class A)	278
3,600	*,e	Sunpower Corp (Class B)	75
3,044,204		Taiwan Semiconductor Manufacturing Co Ltd	6,136
231,149		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,644
122,166		TDK Corp	7,466
532,172		Texas Instruments, Inc	13,868
98,600	*,e	Toyota Boshoku Corp	2,201
165,090		Tyco Electronics Ltd	4,053
326,145	e	Ushio, Inc	5,439
13,031	e	Whirlpool Corp	1,051
69,433	e	Xilinx, Inc	1,740
11,274,000		Yageo Corp	4,118
24,384	e	Yaskawa Electric Corp	203
276,899		ZTE Corp	1,702

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	835,372

ENGINEERING AND MANAGEMENT SERVICES - 0.50%
217,450		Accenture plc	9,023
164,500	e	Aeon Mall Co Ltd	3,187
31,074		Cap Gemini S.A.	1,418
105,702		Capita Group plc	1,278
55,007		Fluor Corp	2,478
13,359		Fugro NV	767
85,674		Groupe Aeroplan, Inc	892
66,683	*	Hewitt Associates, Inc (Class A)	2,818
53,167	*	Jacobs Engineering Group, Inc	2,000
356,142		JGC Corp	6,563
281,915		KBR, Inc	5,356
125,985	*	McDermott International, Inc	3,025
14,680	*	Myriad Genetics, Inc	383
42,400	e	NPC, Inc	1,096
57,272	e	Paychex, Inc	1,755
43,546		Petrofac Ltd	729
109,247	*,e	SAIC, Inc	2,069

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

10,719		Samsung Engineering Co Ltd	$996
1,272,811		SembCorp Industries Ltd	3,326
378,114		Serco Group plc	3,225
857,000		Shandong Weigao Group Medical Polymer Co Ltd	2,856
74,802	*,e	Shaw Group, Inc	2,151
65,424		SNC-Lavalin Group, Inc	3,377
12,846	*	URS Corp	572
120,303	e	WorleyParsons Ltd	3,124
153,625	*,e	WuXi PharmaTech Cayman, Inc (ADR)	2,452

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	66,916

FABRICATED METAL PRODUCTS - 0.34%
749,381	e	Amcor Ltd	4,172
18,050	e	Ball Corp	933
572,179	*,e	Crown Holdings, Inc	14,636
8,810	e	Geberit AG.	1,562
17,000		Hitachi Metals Ltd	164
137,823		Illinois Tool Works, Inc	6,614
26,008		JS Group Corp	448
45,568		Parker Hannifin Corp	2,455
191,625		Pentair, Inc	6,189
1,101,988		Rexam plc	5,152
8,895		Salzgitter AG.	872
39,995	e	Ssab Svenskt Stal AB (Series A)	679
16,649	e	Ssab Svenskt Stal AB (Series B)	258
30,052		Stanley Works	1,548
15,655		Toyo Seikan Kaisha Ltd	238

		TOTAL FABRICATED METAL PRODUCTS	45,920

FOOD AND KINDRED PRODUCTS - 4.02%
70,214		Ajinomoto Co, Inc	661
56,720	*	Anheuser-Busch InBev NV	0	^
260,426		Archer Daniels Midland Co	8,154
18,034		Aryzta AG.	672
553,941	e	Asahi Breweries Ltd	10,202
724,400		Asiatic Development BHD	1,316
77,849		Associated British Foods plc	1,032
451,500		Beijing Enterprises Holdings Ltd	3,270
96,619		Bunge Ltd	6,167
78		C&C Group plc	0	^
313,310		Cadbury plc	4,028
61,794		Campbell Soup Co	2,089
23,296		Carlsberg AS (Class B)	1,715
2,462,000		China Agri-Industries Holdings Ltd	3,217
40,109		Coca Cola Hellenic Bottling Co S.A.	913
325,768		Coca-Cola Amatil Ltd	3,359

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

918,991		Coca-Cola Co	$52,382
357,561		Coca-Cola Enterprises, Inc	7,580
5,771	e	Coca-Cola West Japan Co Ltd	102
253,319		ConAgra Foods, Inc	5,839
84,930	*	Constellation Brands, Inc (Class A)	1,353
1,876,168	e	CSR Ltd	3,021
300,000		Del Monte Foods Co	3,402
2,212,825		Diageo plc	38,605
50,302		Dr Pepper Snapple Group, Inc	1,424
282,131		General Mills, Inc	19,978
605,497		Golden Agri-Resources Ltd	218
119,013		Groupe Danone	7,296
96,325		H.J. Heinz Co	4,119
46,515	*,e	Hansen Natural Corp	1,786
338,043		Heineken NV	16,048
75,321	e	Hershey Co	2,696
11,412	e	Hormel Foods Corp	439
826,279		InBev NV	42,774
6,537	e	Ito En Ltd	98
27,782		J.M. Smucker Co	1,716
31,448		Kaneka Corp	200
265,372		Kellogg Co	14,118
30,884		Kerry Group plc (Class A)	908
887,533		Kirin Brewery Co Ltd	14,233
598,206		Kraft Foods, Inc (Class A)	16,259
206		Lindt & Spruengli AG.	442
24		Lindt & Spruengli AG. (Reg)	590
24,121		McCormick & Co, Inc	871
169,860		Mead Johnson Nutrition Co	7,423
6,849	*	MEIJI Holdings Co Ltd	259
23,485		Molson Coors Brewing Co (Class B)	1,061
2,090,927		Nestle S.A.	101,480
18,944		Nippon Meat Packers, Inc	219
18,618		Nisshin Seifun Group, Inc	252
7,035	e	Nissin Food Products Co Ltd	230
115,298	e	Olam International Ltd	217
403,724		Parmalat S.p.A.	1,129
44,756		Pepsi Bottling Group, Inc	1,678
16,361		PepsiAmericas, Inc	479
875,682		PepsiCo, Inc	53,241
43,723	e	Pernod-Ricard S.A.	3,739
4,558,884	m	Petra Foods Ltd	3,342
3,965,000		PT Indofood Sukses Makmur Tbk	1,490
8,674	*	Ralcorp Holdings, Inc	518
71,023	e	Reynolds American, Inc	3,762

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

284,622		SABMiller plc	$8,366
25,795	e	Sapporo Holdings Ltd	142
62,893		Saputo, Inc	1,849
294,261		Sara Lee Corp	3,584
100,000	*,e	Smithfield Foods, Inc	1,519
114,820		Suedzucker AG.	2,392
94,704		Swire Pacific Ltd (Class A)	1,145
159,099		Toyo Suisan Kaisha Ltd	3,669
167,719	e	Tyson Foods, Inc (Class A)	2,058
844,593		Unilever plc	27,074
4,421,900		Universal Robina	1,546
685,000		Wilmar International Ltd	3,115
9,577	e	Yakult Honsha Co Ltd	290
11,553	e	Yamazaki Baking Co Ltd	137

		TOTAL FOOD AND KINDRED PRODUCTS	542,697

FOOD STORES - 0.61%
162,524		Alimentation Couche Tard, Inc	3,235
137,302		Carrefour S.A.	6,586
450,000		China Resources Enterprise	1,635
3,290		Colruyt S.A.	794
21,253		Delhaize Group	1,626
12,277		Empire Co Ltd	560
5,744		FamilyMart Co Ltd	170
22,264		George Weston Ltd	1,425
117,554	e	Goodman Fielder Ltd	171
260,983		J Sainsbury plc	1,361
44,547	e	Jeronimo Martins SGPS S.A.	446
13,655	e	Kesko Oyj (B Shares)	451
489,268		Koninklijke Ahold NV	6,482
389,412	e	Kroger Co	7,995
6,690		Lawson, Inc	295
47,200		Loblaw Cos Ltd	1,529
85,669	e	Safeway, Inc	1,824
97,577		Supervalu, Inc	1,240
3,163,269	*	Taiwan TEA Corp	2,020
4,402,262		Tesco plc	30,369
4,985,000		Want Want China Holdings Ltd	3,481
39,700	*,e	Whole Foods Market, Inc	1,090
461,955		WM Morrison Supermarkets plc	2,061
228,218		Woolworths Ltd	5,724

		TOTAL FOOD STORES	82,570

FORESTRY - 0.05%
32,418		Rayonier, Inc	1,367
116,791		Weyerhaeuser Co	5,038

		TOTAL FORESTRY	6,405

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

FURNITURE AND FIXTURES - 0.04%
31,300	*	Kinetic Concepts, Inc	$1,178
23,382	e	Leggett & Platt, Inc	477
277,872	e	Masco Corp	3,838

		TOTAL FURNITURE AND FIXTURES	5,493

FURNITURE AND HOME FURNISHINGS STORES - 0.23%
44,613	*,e	Bed Bath & Beyond, Inc	1,723
298,590	e	Best Buy Co, Inc	11,782
2,560,900	*,e	DSG International PLC	1,501
31,604	*,e	GameStop Corp (Class A)	693
346,132	e	Harvey Norman Holdings Ltd	1,305
70,527		JB Hi-Fi Ltd	1,424
35,300	e	K’s Holdings Corp	1,060
56,023		Nitori Co Ltd	4,170
54,000	e	RadioShack Corp	1,053
86,939		Yamada Denki Co Ltd	5,865

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	30,576

GENERAL BUILDING CONTRACTORS - 0.28%
83,023	e	ACS Actividades Cons y Servicios S.A.	4,150
248,172		AMEC plc	3,162
153,717		Balfour Beatty plc	640
5,831	*	Berkeley Group Holdings plc	77
12,661		Cheung Kong Infrastructure Holdings Ltd	48
8,211		Daito Trust Construction Co Ltd	389
557,780		Daiwa House Industry Co Ltd	5,997
118,420	e	DR Horton, Inc	1,287
10,217	e	Eiffage S.A.	576
57,999		Fletcher Building Ltd	335
8,718		Hochtief AG.	665
88,104		Kajima Corp	178
42,035	e	Lend Lease Corp Ltd	388
6,200	e	Lennar Corp (Class A)	79
6,511	*	Leopalace21 Corp	27
76,300	e	MDC Holdings, Inc	2,368
9,734	*,e	NVR, Inc	6,917
68,957	e	Obayashi Corp	235
124,056	*,e	Pulte Homes, Inc	1,241
49,474	f	Puravankara Projects Ltd	97
15,780	e	Ryland Group, Inc	311
18,893	e	Sacyr Vallehermoso S.A.	217
45,271		Sekisui Chemical Co Ltd	282
54,826		Sekisui House Ltd	498

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

62,452	e	Shimizu Corp	$224
87,797		Skanska AB (B Shares)	1,490
25,381		Sobha Developers Ltd	132
104,136		Taisei Corp	179
27,370	*	Toll Brothers, Inc	515
95,488	e	Vinci S.A.	5,373

		TOTAL GENERAL BUILDING CONTRACTORS	38,077

GENERAL MERCHANDISE STORES - 1.20%
66,891	e	Aeon Co Ltd	543
62,680	*,e	BJ’s Wholesale Club, Inc	2,050
224,246		Costco Wholesale Corp	13,269
233,125	e	David Jones Ltd	1,122
127,500	e	Don Quijote Co Ltd	3,094
117,516	e	Family Dollar Stores, Inc	3,270
1,116,000		Far Eastern Department Stores Co Ltd	1,280
928,000	e	Golden Eagle Retail Group Ltd	1,882
37,138	e	Isetan Mitsukoshi Holdings Ltd	335
51,392	e	J Front Retailing Co Ltd	227
169,024	e	JC Penney Co, Inc	4,498
60,305	e	Keio Corp	364
169,914	e	Kintetsu Corp	563
54,500		Lifestyle International Holdings Ltd	101
350,976	e	Macy’s, Inc	5,882
835,266		Marks & Spencer Group plc	5,397
22,209	e	Marui Co Ltd	137
1,404,358	*	Myer Holdings Ltd	4,592
1,857,000		New World Department Store China Ltd	1,695
240,898		Next plc	8,055
65,105	e	Odakyu Electric Railway Co Ltd	500
3,856,000	*	PCD Stores Ltd	1,497
16,369	e	PPR	1,965
37,600	e	Ryohin Keikaku Co Ltd	1,368
8,399	*,e	Sears Holdings Corp	701
16,547		Shinsegae Co Ltd	7,643
186,950		SM Investments Corp	1,319
32,162	e	Takashimaya Co Ltd	205
258,501		Target Corp	12,504
307,167		TJX Companies, Inc	11,227
85,521	e	Tobu Railway Co Ltd	446
119,146		Tokyu Corp	474
17,620	e	UNY Co Ltd	124
1,180,250		Wal-Mart Stores, Inc	63,084

		TOTAL GENERAL MERCHANDISE STORES	161,413

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

HEALTH SERVICES - 0.68%
64,025	e	AmerisourceBergen Corp	$1,669
3,492,000		Bangkok Dusit Medical Service PCL	2,607
2,553		BioMerieux	298
12,980	*,e	Covance, Inc	708
176,691	*	Coventry Health Care, Inc	4,292
147,181	*	DaVita, Inc	8,645
20,603	*	Edwards Lifesciences Corp	1,789
97,770	*	Express Scripts, Inc	8,452
231,200	*	Fleury S.A.	2,442
95,354		Fraser and Neave Ltd	283
44,291		Fresenius Medical Care AG.	2,350
508,718	*	Healthsouth Corp	9,549
40,331	*,e	Laboratory Corp of America Holdings	3,018
90,535	*,e	Lincare Holdings, Inc	3,361
281,991		McKesson Corp	17,624
280,811	*	Medco Health Solutions, Inc	17,947
43,157	e	Mindray Medical International Ltd (ADR) (Class A)	1,464
18,296		Omnicare, Inc	442
16,237		Pharmaceutical Product Development, Inc	381
228,068	e	Primary Health Care Ltd	1,222
32,577		Quest Diagnostics, Inc	1,967
35,191	e	Sonic Healthcare Ltd	485

		TOTAL HEALTH SERVICES	90,995

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.35%
60,790	e	Abertis Infraestructuras S.A.	1,374
35,739		Acciona S.A.	4,671
84,349		Boskalis Westminster	3,247
49,474	e	Bouygues S.A.	2,563
181,000	e	Chiyoda Corp	1,398
8,704	e	Fomento de Construcciones y Contratas S.A.	369
39,575	*,e	Foster Wheeler AG.	1,165
915,923		Saipem S.p.A.	31,610
112,739	e	Transurban Group	558

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	46,955

HOLDING AND OTHER INVESTMENT OFFICES - 3.68%
214,377		3i Group plc	971
27,453	e	AMB Property Corp	701
429,642	e	Annaly Mortgage Management, Inc	7,454
6,255	e	Apartment Investment & Management Co (Class A)	100
49,685		ARC Energy Trust	947
1,611,473		Ascendas Real Estate Investment Trust	2,530
24,474	e	AvalonBay Communities, Inc	2,010
3,183	*	Berkshire Hathaway, Inc (Class B)	10,459
121,306	e	Boston Properties, Inc	8,136

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

208,927		Brookfield Asset Management, Inc	$4,673
16,600	e	Camden Property Trust	703
167,995	e	CFS Gandel Retail Trust	286
183,701		CI Financial Corp	3,864
455,836		DB RREEF Trust	346
6,737	e	Developers Diversified Realty Corp	62
109,523	e	Duke Realty Corp	1,333
56,249		Equity Residential	1,900
5,874		Eurazeo	407
37,250	e	Federal Realty Investment Trust	2,523
4,746	e	Fonciere Des Regions	485
18,692		Genworth MI Canada Inc	484
5,494,140	e	GOME Electrical Appliances Holdings Ltd	1,978
834,733		GPT Group	449
17,921		Groupe Bruxelles Lambert S.A.	1,692
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
56,510		HCP, Inc	1,726
56,038		Health Care REIT, Inc	2,484
24,831		Heineken Holding NV	1,039
251,169	e	Host Marriott Corp	2,931
65,989	*,e	Immoeast AG.	362
641,581		Investimentos Itau S.A.	4,367
1,771,359	e	iShares MSCI Canada Index Fund	46,640
2,046,133	e	iShares MSCI EAFE Index Fund	113,151
3,948,308	e	iShares MSCI Japan Index Fund	38,457
21,000		iShares MSCI Pacific ex-Japan Index Fund	869
3,066	e	Jafco Co Ltd	74
55		Japan Prime Realty Investment Corp	114
246		Japan Real Estate Investment Corp	1,813
34	*	Japan Retail Fund Investment Corp	153
683	*	Kenedix Realty Investment Corp	1,870
108,094	e	Kimco Realty Corp	1,463
283,500		KWG Property Holding Ltd	216
39,642		LG Corp	2,476
20,213		Liberty Property Trust	647
3,845	e	Macerich Co	138
221,498	e	Macquarie Infrastructure Group	264
107	e	Macquarie Office Trust	0	^
139,249		Marfin Investment Group S.A	395
8,779		Nationale A Portefeuille	467
253	e	Nippon Building Fund, Inc	1,923
143		Nomura Real Estate Office Fund, Inc	778
43,000	e	NWS Holdings Ltd	79
65,233	e	Plum Creek Timber Co, Inc	2,463
200,877	e	Prologis	2,750
38,579		Public Storage, Inc	3,142

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

3,431,000		Regal Real Estate Investment Trust	$726
15,950	e	Regency Centers Corp	559
651,359	*	Resolution Ltd	941
48,160		RioCan Real Estate Investment Trust	914
1,775	e	SBI Holdings, Inc	318
229,000		Shanghai Industrial Holdings Ltd	1,162
91,770	*	Shinhan Financial Group Co Ltd	3,396
182,983	e	Simon Property Group, Inc	14,602
2,900	e	SL Green Realty Corp	146
1,218,068		SPDR Trust Series 1	135,740
296,191		Starwood Property Trust, Inc	5,595
44,023	e	Taubman Centers, Inc	1,581
457,111	*	Vantage Drilling Co	736
23,453		Ventas, Inc	1,026
47,589	e	Virgin Media, Inc	801
73,830		Vornado Realty Trust	5,164
30,800		WABCO Holdings, Inc	794
2,712,368		Westfield Group	30,357
180,000		Westway Group, Inc	918
607,875		Wharf Holdings Ltd	3,489

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	496,709

HOTELS AND OTHER LODGING PLACES - 0.54%
262,470		Accor S.A.	14,363
4,276,000		Banyan Tree Holdings Ltd	2,314
75,000	*,e	Boyd Gaming Corp	628
244,909	e	Crown Ltd	1,752
53,826		Intercontinental Hotels Group plc	773
105,793	*,e	Las Vegas Sands Corp	1,581
86,973	e	Marriott International, Inc (Class A)	2,370
36,699	*	MGM Mirage	335
10,366,956		Minor International PCL	3,515
455,120	*,e	Orient-Express Hotels Ltd (Class A)	4,615
24,645,600	*	Sands China Ltd	30,070
2,288,977		Shangri-La Asia Ltd	4,289
71,752	e	Starwood Hotels & Resorts Worldwide, Inc	2,624
156,768		Thomas Cook Group plc	579
117,590	e	TUI Travel plc	482
46,965		United Overseas Land Ltd	135
1,115,600	*,e	Wynn Macau Ltd	1,374
11,387	*,e	Wynn Resorts Ltd	663

		TOTAL HOTELS AND OTHER LODGING PLACES	72,462

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.50%
195,383		3M Co	16,153
1,010,000		Acer, Inc	3,031
213,974	*,e	AGCO Corp	6,920
70,000		Aixtron AG.	2,353

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)

76,198	e	Alfa Laval AB	$1,054
45,644		Alstom RGPT	3,192
36,498		Amada Co Ltd	229
5,454,289		Applied Materials, Inc	76,032
8,858	e	ASM Pacific Technology	84
377,175		ASML Holding NV	12,877
149,576	e	Atlas Copco AB (A Shares)	2,199
88,464	e	Atlas Copco AB (B Shares)	1,153
8,963	e	Black & Decker Corp	581
168,160		Brambles Ltd	1,020
218,523	*,e	Brocade Communications Systems, Inc	1,667
23,200		Brother Industries Ltd	267
636,897		Canon, Inc	27,093
23,533	e	Casio Computer Co Ltd	188
162,675	e	Caterpillar, Inc	9,271
28,342		Citizen Watch Co Ltd	164
1,800,000		Compal Electronics, Inc	2,486
53,421		Cummins, Inc	2,450
47,846		Daikin Industries Ltd	1,890
81,759	e	Deere & Co	4,422
422,884	*,e	Dell, Inc	6,073
59,800		Doosan Infracore Co Ltd	840
77,582		Dover Corp	3,228
51,851	e	Electrolux AB (Series B)	1,218
814,135	*	EMC Corp	14,223
231,871		Emerson Electric Co	9,878
44,043		Fanuc Ltd	4,105
750,000		Firich Enterprises Co Ltd	1,945
47,050	e	Flowserve Corp	4,448
37,965	*	FMC Technologies, Inc	2,196
346,945		FUJIFILM Holdings Corp	10,478
29,000	e	Gardner Denver, Inc	1,234
122,928		GEA Group AG.	2,738
2,057,728		Hewlett-Packard Co	105,993
10,522		Hitachi Construction Machinery Co Ltd	276
90,709		Husqvarna AB (B Shares)	665
67,770	e	Ingersoll-Rand PLC	2,422
660,196	e	International Business Machines Corp	86,419
93,005	e	International Game Technology	1,746
1,137,716	*	Ishikawajima-Harima Heavy Industries Co Ltd	1,814
3,062	e	Itochu Techno-Science Corp	82
149,983		ITT Industries, Inc	7,460
454,428	e	Japan Steel Works Ltd	5,794
7,348	e	John Bean Technologies Corp	125
172,314		Johnson Controls, Inc	4,694
98,283	e	Joy Global, Inc	5,070

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

892,656		Komatsu Ltd	$18,687
35,449		Kone Oyj (Class B)	1,519
982,842		Konica Minolta Holdings, Inc	10,128
115,432	e	Kubota Corp	1,059
11,797	e	Kurita Water Industries Ltd	371
19,768	*,e	Lam Research Corp	775
14,932		Larsen & Toubro Ltd	538
6,672,000	e	Lenovo Group Ltd	4,135
600	*	Lexmark International, Inc (Class A)	16
1,300,000		Lite-On Technology Corp	1,953
40,024	*,e	Logitech International S.A.	694
11,768		Makita Corp	404
304,150	e	Mitsubishi Heavy Industries Ltd	1,073
172,467		Northrop Grumman Corp	9,632
43,948	*	NTN Corp	199
24,274		Pall Corp	879
250,000	*,e	Palm, Inc	2,510
42,737		Pitney Bowes, Inc	973
172,562		Raytheon Co	8,890
68,318	*,e	SanDisk Corp	1,981
538,280	e	Sandvik AB	6,482
10,113		Schindler Holding AG.	774
4,695		Schindler Holding AG. (Reg)	354
279,579		Seagate Technology, Inc	5,086
14,973		Seiko Epson Corp	242
101,392	e	SKF AB (B Shares)	1,748
39,188		SMC Corp	4,475
20,348	e	Solarworld AG.	448
33,359		SPX Corp	1,825
60,821	*	Sumitomo Heavy Industries Ltd	308
82,743	*	Teradata Corp	2,601
236,817	e	Textron, Inc	4,455
198,681		Tokyo Electron Ltd	12,753
2,016,342		Toshiba Corp	11,188
22,162	*	Toyota Tsusho Corp	328
231,317		Tyco International Ltd	8,253
36,905	*	Varian Medical Systems, Inc	1,729
78,918	*	Vestas Wind Systems AS	4,805
992	e	Wacom Co Ltd	2,163
18,324	e	Wartsila Oyj (B Shares)	734
160,477	*	Western Digital Corp	7,085
22,510	e	Yokogawa Electric Corp	199
28,314		Zardoya Otis S.A.	551

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	606,942

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS - 1.59%
16,542	e	Advantest Corp	$431
185,970	*	Agilent Technologies, Inc	5,778
2,577		Alcon, Inc	424
55,258		Allergan, Inc	3,482
34,459	e	Bard (C.R.), Inc	2,684
465,073		Baxter International, Inc	27,290
48,475	e	Beckman Coulter, Inc	3,172
97,964	e	Becton Dickinson & Co	7,725
2,704,045	*	Boston Scientific Corp	24,336
42,966	*	CareFusion Corp	1,075
41,011	e	Cochlear Ltd	2,533
4,880	e	Coloplast AS (Class B)	441
44,424	e	Compagnie Generale d’Optique Essilor International S.A.	2,657
155,232		Covidien PLC	7,434
75,734	e	Danaher Corp	5,695
28,786	e	Dentsply International, Inc	1,012
85,567		Finmeccanica S.p.A.	1,370
38,768	*,e	Flir Systems, Inc	1,268
18,046		Fresenius AG (Preference)	1,295
6,921		Fresenius SE	432
64,582	e	Garmin Ltd	1,983
109,242	e	Getinge AB (B Shares)	2,088
52,633	*,e	Hologic, Inc	763
18,731	*,e	Illumina, Inc	574
6,903	*	Intuitive Surgical, Inc	2,094
169,976		Invensys plc	818
4,524		Keyence Corp	939
26,369		Kla-Tencor Corp	954
85,590		LG.Philips LCD Co Ltd	2,894
25,879	e	Luxottica Group S.p.A.	669
541,395		Medtronic, Inc	23,811
29,202	*	Millipore Corp	2,113
323,020		Nikon Corp	6,379
209,175		Nippon Electric Glass Co Ltd	2,879
26,938		Nobel Biocare Holding AG.	903
22,612	*	Olympus Corp	729
279,054		Opto Circuits India Ltd	1,354
288,331		PerkinElmer, Inc	5,937
9,810		Phonak Holding AG.	1,188
49,895	*,e	Qiagen NV	1,124
397,815	*,e	ResMed, Inc (ADR)	2,107
21,987	e	Rockwell Automation, Inc	1,033
70,543	e	Rockwell Collins, Inc	3,905
23,123		Roper Industries, Inc	1,211
43,595		Safran S.A.	852
25,982	e	Shimadzu Corp	173

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

195,146		Smith & Nephew plc	$2,007
67,069	*	St. Jude Medical, Inc	2,467
1,518	e	Straumann Holding AG.	426
172,689		Stryker Corp	8,698
14,764		Swatch Group AG.	3,737
4,720		Swatch Group AG. Reg	225
13,187		Synthes, Inc	1,729
59,700	e	Sysmex Corp	3,122
109,276		Terumo Corp	6,586
150,663	*	Thermo Electron Corp	7,185
33,886	*	Waters Corp	2,100
4,780	*	William Demant Holding	359
174,717	e	Xerox Corp	1,478
67,074	*	Zimmer Holdings, Inc	3,965

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	214,092

INSURANCE AGENTS, BROKERS AND SERVICE - 0.32%
142,215	e	AON Corp	5,453
97,194		Hartford Financial Services Group, Inc	2,261
192,376	e	Marsh & McLennan Cos, Inc	4,248
383,472		Millea Holdings, Inc	10,464
773,414	e	QBE Insurance Group Ltd	17,649
142,540	e	Unipol Gruppo Finanziario S.p.A.	195
24,398	*	Verisk Analytics, Inc	739
1,573		White Mountains Insurance Group Ltd	523
38,824	e	Willis Group Holdings Ltd	1,024

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	42,556

INSURANCE CARRIERS - 3.84%
483,110		ACE Ltd	24,349
1,769,845		Admiral Group plc	33,840
346,950	*	Aegon NV	2,222
89,438	e	Aetna, Inc	2,835
1,193,262		Aflac, Inc	55,187
51,871		Aioi Insurance Co Ltd	249
140,649		Allianz AG.	17,435
111,203		Allstate Corp	3,341
96,000		American Financial Group, Inc	2,395
17,839	*,e	American International Group, Inc	535
1,169,275	e	AMP Ltd	7,063
78,022	*,e	Arch Capital Group Ltd	5,582
272,193		Assicurazioni Generali S.p.A.	7,333
24,991	e	Assurant, Inc	737
610,234		Aviva plc	3,882
99,233		AXA Asia Pacific Holdings Ltd	580

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

367,802		AXA S.A.	$8,636
538,932	e	Axis Capital Holdings Ltd	15,311
10,532		Baloise Holding AG.	874
1,307,000		China Life Insurance Co Ltd	6,396
288,000	*	China Pacific Insurance Group Co Ltd	1,148
61,249		Chubb Corp	3,012
113,413		Cigna Corp	4,000
27,905	e	Cincinnati Financial Corp	732
8,105		CNP Assurances	785
151,220	e	Corp Mapfre S.A.	635
59,280		Everest Re Group Ltd	5,079
8,509	e	Fairfax Financial Holdings Ltd	3,336
44,947		Fidelity National Title Group, Inc (Class A)	605
16,021		First American Corp	530
12,707	e	Fondiaria-Sai S.p.A	202
123,081	*	Genworth Financial, Inc (Class A)	1,397
122,923	e	Great-West Lifeco, Inc	3,159
14,212	*	Hannover Rueckversicherung AG.	664
77,400	*	Health Net, Inc	1,803
124,736	*	Humana, Inc	5,475
34,479		Industrial Alliance Insurance and Financial Services, Inc	1,062
48,005		ING Canada, Inc	1,705
231,249	e	Insurance Australia Group Ltd	831
36,182	*	KBC Groep NV	1,555
29,692	*	Leucadia National Corp	706
143,810		Lincoln National Corp	3,578
64,164		Loews Corp	2,332
739,524	e	Manulife Financial Corp	13,668
48,049	e	Mediolanum S.p.A.	300
371,674		Metlife, Inc	13,139
41,820		Mitsui Sumitomo Insurance Group Holdings, Inc	1,068
181,839		Muenchener Rueckver AG.	28,323
70,000		Nipponkoa Insurance Co Ltd	399
20,000		Nissay Dowa General Insurance Co Ltd	96
1,169,743		Old Mutual plc	2,048
68,763	e	Old Republic International Corp	690
210,135		PartnerRe Ltd	15,689
148,901		Power Corp Of Canada	4,159
106,937	e	Power Financial Corp	3,178
682,340		Principal Financial Group	16,403
135,912	*,e	Progressive Corp	2,445
578,358		Prudential Financial, Inc	28,779
1,969,057		Prudential plc	20,156
449	e	Reinsurance Group of America, Inc (Class A)	21
128,544		RenaissanceRe Holdings Ltd	6,832
748,199		Royal & Sun Alliance Insurance Group plc	1,454

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

90,143		Sampo Oyj (A Shares)	$2,196
35,887		SCOR	902
882,709		Sompo Japan Insurance, Inc	5,691
832		Sony Financial Holdings, Inc	2,165
499,991		Standard Life plc	1,737
240,829	e	Sun Life Financial, Inc	6,966
6,759		Swiss Life Holding	860
76,253		Swiss Reinsurance Co	3,653
27,498		T&D Holdings, Inc	566
3,086	*,e	Topdanmark AS	416
22,589	e	Torchmark Corp	993
13,901		Transatlantic Holdings, Inc	724
418,746		Travelers Cos, Inc	20,879
6,412		TrygVesta A.S.	421
461,208		UnitedHealth Group, Inc	14,058
86,429		UnumProvident Corp	1,687
64,001	e	Validus Holdings Ltd	1,724
22,271	e	W.R. Berkley Corp	549
36,800	*,e	WellCare Health Plans, Inc	1,353
516,162	*,e	WellPoint, Inc	30,086
9,015		Wiener Staedtische Allgemeine Versicherung AG.	463
589,771		XL Capital Ltd (Class A)	10,811
34,806		Zurich Financial Services AG.	7,609

		TOTAL INSURANCE CARRIERS	518,469

LEATHER AND LEATHER PRODUCTS - 0.15%
48,199		Adidas-Salomon AG.	2,611
252,717		Coach, Inc	9,232
71,408		LVMH Moet Hennessy Louis Vuitton S.A.	8,007
61,589	e	Yue Yuen Industrial Holdings	178

		TOTAL LEATHER AND LEATHER PRODUCTS	20,028

LEGAL SERVICES - 0.00%**
292	*	FTI Consulting, Inc	14

		TOTAL LEGAL SERVICES	14

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
40,933		Brisa-Auto Estradas de Portugal S.A.	420
175,028		ComfortDelgro Corp Ltd	204
46,262	e	Keihin Electric Express Railway Co Ltd	340
26,426	e	Keisei Electric Railway Co Ltd	145

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,109

LUMBER AND WOOD PRODUCTS - 0.01%
100,869	*,e	Sino-Forest Corp	1,869

		TOTAL LUMBER AND WOOD PRODUCTS	1,869

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

METAL MINING - 3.49%
67,237	e	Agnico-Eagle Mines Ltd	$3,659
237,952	e	Alumina Ltd	389
1,856,108		Anglo American plc	80,383
157,591		Antofagasta plc	2,507
579,578		Barrick Gold Corp	22,824
438,103		Barrick Gold Corp (Canada)	17,367
2,007,491	e	BHP Billiton Ltd	76,820
889,270		BHP Billiton plc	28,350
171,760		Cameco Corp	5,572
67,980	e	Cleveland-Cliffs, Inc	3,133
178,570	e	Companhia Vale do Rio Doce (ADR)	5,184
213,731	*,e	Eldorado Gold Corp	3,049
5,834		Energy Resources of Australia Ltd	125
56,853		Eurasian Natural Resources Corp	833
33,786		First Quantum Minerals Ltd	2,593
47,769		Franco-Nevada Corp	1,283
237,403	*,e	Freeport-McMoRan Copper & Gold, Inc (Class B)	19,061
37,258		Fresnillo plc	473
309,929		Goldcorp, Inc	12,254
147,411		IAMGOLD Corp	2,327
21,689		Inmet Mining Corp	1,323
107,202	*	Ivanhoe Mines Ltd	1,590
46,039		Kazakhmys plc	975
159,271		Kingsgate Consolidated Ltd	1,313
295,356		Kinross Gold Corp	5,470
36,304	*	Lonmin PLC	1,141
1	*	MMC Norilsk Nickel (ADR)	0	^
356,198		Newcrest Mining Ltd	11,282
143,728		Newmont Mining Corp	6,800
101,242	e	Orica Ltd	2,354
1,984,862	e	Oxiana Ltd	2,116
668,320	*,e	Paladin Resources Ltd	2,495
41,693	*,e	PAN American Silver Corp	999
9,071,638	*,e	Pan Australian Resources Ltd	4,568
3,907,000		PT International Nickel Indonesia Tbk	1,510
19,699		Randgold Resources Ltd	1,569
448,326	e	Rio Tinto Ltd	29,928
1,484,582		Rio Tinto plc	80,162
124,662		Sherritt International Corp	783
138,043	*	Silver Wheaton Corp	2,096
2,069,000		Straits Asia Resources Ltd	3,811
1,012	e	Sumitomo Titanium Corp	28
211,232	*	Teck Cominco Ltd	7,437

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

28,471	e	Vedanta Resources plc	$1,191
435,403		Xstrata plc	7,766
310,982		Yamana Gold, Inc	3,568

		TOTAL METAL MINING	470,461

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
550,792		Compagnie Financiere Richemont S.A.	18,521
91,349	e	Hasbro, Inc	2,929
253,293		Jarden Corp	7,829
112,254	e	Mattel, Inc	2,243
21,273	e	Namco Bandai Holdings, Inc	203
59,790		Sankyo Co Ltd	2,994
5,946		Societe BIC S.A.	411
15,788		Yamaha Corp	190

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	35,320

MISCELLANEOUS RETAIL - 0.89%
142,517	*	Amazon.com, Inc	19,172
897,790	e	CVS Corp	28,919
45,605	*,e	Dollar Tree, Inc	2,203
840,000		Game Group PLC	1,434
756,960		Home Retail Group	3,433
2,333,710		Hutchison Whampoa Ltd	15,967
80,000	*	Hypermarcas S.A.	1,838
38,206		Metro AG.	2,333
10,400	*,e	Office Depot, Inc	67
471,502		Origin Energy Ltd	7,094
62,997	e	Petsmart, Inc	1,681
16,980	*	Priceline.com, Inc	3,710
2,666,000		SA SA International Holdings Ltd	1,761
76,581		Seven & I Holdings Co Ltd	1,564
89,048	e	Shoppers Drug Mart Corp	3,866
433,810		Staples, Inc	10,667
19,124		Tiffany & Co	822
32,818	*	Vitamin Shoppe, Inc	730
328,757		Walgreen Co	12,072

		TOTAL MISCELLANEOUS RETAIL	119,333

MOTION PICTURES - 0.48%
2,283		Astral Media, Inc	73
218,282	*,e	Discovery Communications, Inc (Class A)	6,695
24,453	*	Discovery Communications, Inc (Class C)	648
135,000	*,e	DreamWorks Animation SKG, Inc (Class A)	5,393
256,390	e	News Corp (ADR)	4,083
715,826		News Corp (Class A)	9,800
107,654	e	News Corp (Class B)	1,714

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

157,422		Scripps Networks Interactive (Class A)	$6,533
1,000,870		Time Warner, Inc	29,165
11,475		Toho Co Ltd	186

		TOTAL MOTION PICTURES	64,290

NONDEPOSITORY INSTITUTIONS - 1.18%
4,082	e	Acom Co Ltd	62
238,503	e	Aeon Credit Service Co Ltd	2,303
313,783		American Express Co	12,714
125,341		Bank of Cyprus Public Co Ltd	878
242,500		Capital One Financial Corp	9,297
7,460	e,m	Cattles plc	1
2,032,186		Challenger Financial Services Group Ltd	7,649
3,554,378	e	Chimera Investment Corp	13,791
16,783		Credit Saison Co Ltd	188
183,301		Criteria Caixacorp S.A.	868
299,965		Discover Financial Services	4,412
32,700	*,e	Federal Home Loan Mortgage Corp	48
205,500	*,e	Federal National Mortgage Association	242
100,474	e	Investor AB (B Shares)	1,861
230,300	e	Japan Securities Finance Co Ltd	1,779
82,800		Jardine Matheson Holdings Ltd	2,488
6,596	*	KB Financial Group, Inc	336
55,046		Lender Processing Services, Inc	2,238
236,159	e	ORIX Corp	16,079
1,122		Osaka Securities Exchange Co Ltd	5,348
3,397	e	Promise Co Ltd	26
27,130		Samsung Card Co	1,339
786,030		Siemens AG.	72,135
120,819	*,e	SLM Corp	1,362
923,700		Tisco Financial Group PCL (ADR)	669

		TOTAL NONDEPOSITORY INSTITUTIONS	158,113

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
748,046	e	Adelaide Brighton Ltd	1,841
821,787		Grupo Mexico S.A. de C.V. (Series B)	1,885
7,032	e	Imerys S.A.	421
38,895		K+S AG.	2,219
18,900		Vulcan Materials Co	995

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,361

OIL AND GAS EXTRACTION - 4.47%
308,798		Anadarko Petroleum Corp	19,275
252,607		Apache Corp	26,061
52,862	*,e	Arrow Energy NL	197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

274,437	e	Baker Hughes, Inc	$11,109
3,121,154		BG Group plc	56,356
59,706	e	BJ Services Co	1,111
164,360	e	Cabot Oil & Gas Corp	7,164
293,710	*	Cairn Energy PLC	1,572
84,672	*	Cameron International Corp	3,539
278,954		Canadian Natural Resources Ltd (Canada)	20,271
102,177		Canadian Oil Sands Trust	2,922
414,127		Cenovus Energy, Inc	10,493
116,040	e	Chesapeake Energy Corp	3,003
1,890,000		China Oilfield Services Ltd	2,242
12,955		Cimarex Energy Co	686
2,004,000		CNOOC Ltd	3,122
536,028	*	Cobalt International Energy, Inc	7,419
32,042	*,e	Compagnie Generale de Geophysique S.A.	681
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	0	^
113,983	*	Concho Resources, Inc	5,118
62,335	*,m	Crescent Point Energy Corp	2,354
253,028	e	Crescent Point Energy Corp	9,554
278,935	*,e	Denbury Resources, Inc	4,128
122,919		Devon Energy Corp	9,035
78,160	e	Diamond Offshore Drilling, Inc	7,693
414,127		EnCana Corp	13,507
74,821		Enerplus Resources Fund	1,732
29,342	e	Ensco International PLC (ADR)	1,172
59,322		Ensign Energy Services, Inc	851
214,363	e	EOG Resources, Inc	20,858
25,387		Equitable Resources, Inc	1,115
3,000	*,e	Exterran Holdings, Inc	64
620,152	e	Halliburton Co	18,660
32,285		Helmerich & Payne, Inc	1,288
113,411	e	Husky Energy, Inc	3,262
2,373		Idemitsu Kosan Co Ltd	139
82		Inpex Holdings, Inc	620
2,900		Japan Petroleum Exploration Co	128
49,113	*,e	Lundin Petroleum AB	387
153,008	*,e	Nabors Industries Ltd	3,349
243,058		National Oilwell Varco, Inc	10,716
20,653	*	Newfield Exploration Co	996
312,189		Nexen, Inc	7,528
20,319	e	Niko Resources Ltd	1,912
103,830		Noble Corp	4,226
118,821		Noble Energy, Inc	8,462
810,729		Occidental Petroleum Corp	65,954
49,148	*	Oil India Ltd	1,312
64,230	e	Oil Search Ltd	352

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

79,846	e	Patterson-UTI Energy, Inc	$1,226
179,166		Penn West Energy Trust	3,178
28,200	e	PetroBakken Energy Ltd	872
32,417	*	Petrobank Energy & Resources Ltd	1,587
55,451	*	PetroHawk Energy Corp	1,330
420,023	e	Petroleo Brasileiro S.A. (ADR)	20,027
17,917		Pioneer Natural Resources Co	863
20,559	*	Plains Exploration & Production Co	569
574,340	*,e	Pride International, Inc	18,327
66,659		ProEx Energy Ltd	902
114,029		Provident Energy Trust	772
147,337		Range Resources Corp	7,345
22,873		Rowan Cos, Inc	518
513,148	e	Santos Ltd	6,463
38,160		SBM Offshore NV	749
647,850		Schlumberger Ltd	42,169
60,246	e	SeaDrill Ltd	1,533
611	*,e	Seahawk Drilling, Inc	14
241,896		Smith International, Inc	6,572
93,201	*,e	Southwestern Energy Co	4,492
448,798		Talisman Energy, Inc	8,449
33,335	e	Technip S.A.	2,345
40,567	e	Tidewater, Inc	1,945
115,428	*	Transocean Ltd	9,557
54,174	e	Trican Well Service Ltd	728
2,140,038		Tullow Oil plc	44,899
30,474	*	Ultra Petroleum Corp	1,519
16,396		Vermilion Energy Trust	508
177,200	*,e	Weatherford International Ltd	3,174
95,833	e	Woodside Petroleum Ltd	4,041
494,405		XTO Energy, Inc	23,005

		TOTAL OIL AND GAS EXTRACTION	603,373

PAPER AND ALLIED PRODUCTS - 0.27%
14	*,e	Domtar Corporation	1
13,840		Exor S.p.A	270
10,470		Holmen AB (B Shares)	267
206,233		International Paper Co	5,523
263,492		Kimberly-Clark Corp	16,786
44,382		MeadWestvaco Corp	1,271
26,568		Metso Oyj	935
9,800		Nippon Paper Group, Inc	250
88,563	e	OJI Paper Co Ltd	371
38,600		Smurfit Kappa Group plc	341
36,000		Sonoco Products Co	1,053
131,520	e	Stora Enso Oyj (R Shares)	922

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

126,530	e	Svenska Cellulosa AB (B Shares)	$1,687
60,941	e	Uni-Charm Corp	5,713
114,863		UPM-Kymmene Oyj	1,366

		TOTAL PAPER AND ALLIED PRODUCTS	36,756

PERSONAL SERVICES - 0.04%
28,287	e	Cintas Corp	737
102,237	e	H&R Block, Inc	2,313
545,838		Kuala Lumpur Kepong BHD	2,624

		TOTAL PERSONAL SERVICES	5,674

PETROLEUM AND COAL PRODUCTS - 4.55%
9,546,492		BP plc	92,182
175,800		BP plc (ADR)	10,191
12,354	e	Caltex Australia Ltd	103
1,173,156		Chevron Corp	90,321
440,744		ConocoPhillips	22,509
59,343		Cosmo Oil Co Ltd	125
1,674,282		ENI S.p.A.	42,637
2,043,986		Exxon Mobil Corp	139,378
34,448	e	Galp Energia SGPS S.A.	595
18,634		Hellenic Petroleum S.A.	209
167,231		Hess Corp	10,117
127,607		Imperial Oil Ltd	4,961
371,959		Marathon Oil Corp	11,613
103,116		Murphy Oil Corp	5,589
27,245	e	Neste Oil Oyj	484
87,820		Nippon Mining Holdings, Inc	377
32,193		OMV AG.	1,413
169,361	e	Repsol YPF S.A.	4,545
960,350		Royal Dutch Shell plc (A Shares)	29,060
1,207,646		Royal Dutch Shell plc (B Shares)	35,171
13,407	e	Saras S.p.A.	42
18,473	e	Showa Shell Sekiyu KK	151
409,825		Statoil ASA	10,221
700,522		Suncor Energy, Inc	24,924
230,737		Suncor Energy, Inc (NY)	8,147
17,689		Sunoco, Inc	462
88,000	e	Tesoro Corp	1,192
28,626	e	TonenGeneral Sekiyu KK	239
859,313	e	Total S.A.	55,194
110,686	e	Valero Energy Corp	1,854
135,770	e	Walter Industries, Inc	10,225

		TOTAL PETROLEUM AND COAL PRODUCTS	614,231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

PIPELINES, EXCEPT NATURAL GAS - 0.11%
11,663	*	Kinder Morgan Management LLC	$637
218,089		Spectra Energy Corp	4,473
298,884	e	TransCanada Corp	10,343

		TOTAL PIPELINES, EXCEPT NATURAL GAS	15,453

PRIMARY METAL INDUSTRIES - 0.89%
30,796		Acerinox S.A.	643
5,600	e	AK Steel Holding Corp	120
165,361		Alcoa, Inc	2,666
18,183	e	Allegheny Technologies, Inc	814
186,466	e	ArcelorMittal	8,523
1,383,616		BlueScope Steel Ltd	3,812
27,698	e	Daido Steel Co Ltd	103
134,318		Dowa Holdings Co Ltd	743
963,458	e	Furukawa Electric Co Ltd	4,024
65,619		Gerdau Ameristeel Corp	546
27,125		Hyundai Steel Co	2,014
170,504	e	JFE Holdings, Inc	6,740
47,309		Johnson Matthey plc	1,167
260,723		Kobe Steel Ltd	472
3,270,000	e	Maanshan Iron & Steel	2,369
2,496	e	Maruichi Steel Tube Ltd	50
102,186		Mitsubishi Materials Corp	250
58,239		Mitsui Mining & Smelting Co Ltd	151
1,569,884		Nippon Steel Corp	6,361
144,166	*	Norsk Hydro ASA	1,211
66,937		Nucor Corp	3,123
121,136	e	OneSteel Ltd	364
26,333		Outokumpu Oyj	498
6,000		POSCO	3,164
152,222		Precision Castparts Corp	16,798
14,000		Steel Dynamics, Inc	248
837,071	e	Straits Resources Ltd	1,288
384,156	*	Sumitomo Electric Industries Ltd	4,785
2,320,314		Sumitomo Metal Industries Ltd	6,237
51,464		Sumitomo Metal Mining Co Ltd	759
272,095		Tenaris S.A.	5,864
22,300	e	Titanium Metals Corp	279
88,440		Tokyo Steel Manufacturing Co Ltd	996
24,731		Umicore	825
20,834	e	United States Steel Corp	1,148
109,687		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	3,112
149,880	e	Vallourec	27,117
31,203		Voestalpine AG.	1,140
4,200		Yamato Kogyo Co Ltd	137

		TOTAL PRIMARY METAL INDUSTRIES	120,661

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

PRINTING AND PUBLISHING - 0.46%
58,138		Dai Nippon Printing Co Ltd	$741
44,291		Dun & Bradstreet Corp	3,737
1,428,594	e	John Fairfax Holdings Ltd	2,220
25,759	e	Lagardere S.C.A.	1,043
137,470	e	McGraw-Hill Cos, Inc	4,607
169,330	e	Orkla ASA	$1,661
24,893	e	PagesJaunes Groupe S.A.	277
2,199,331		Pearson plc	31,533
63,409		R.R. Donnelley & Sons Co	1,412
188,318		Reed Elsevier NV	2,311
267,026		Reed Elsevier plc	2,192
15,610	e	Sanoma-WSOY Oyj	352
195,344	e	Singapore Press Holdings Ltd	509
158,928	e	Thomson Corp	5,159
58,540		Toppan Printing Co Ltd	477
927	e	Washington Post Co (Class B)	408
265,524		West Australian Newspapers Holdings Ltd	1,919
60,574		Wolters Kluwer NV	1,325
110,208		Yellow Pages Income Fund	567

		TOTAL PRINTING AND PUBLISHING	62,450

RAILROAD TRANSPORTATION - 0.58%
1,789,023	*,e	Asciano Group	2,896
85,999		Burlington Northern Santa Fe Corp	8,481
209,516		Canadian National Railway Co	11,487
74,830	e	Canadian Pacific Railway Ltd	4,063
158		Central Japan Railway Co	1,058
243,003		CSX Corp	11,783
78,178		East Japan Railway Co	4,947
372,776		Firstgroup PLC	2,550
113,720	e	Hankyu Hanshin Holdings, Inc	507
10,000	*,e	Kansas City Southern Industries, Inc	333
131,813		MTR Corp	454
114,125		Norfolk Southern Corp	5,982
364,978		Union Pacific Corp	23,323
178		West Japan Railway Co	597

		TOTAL RAILROAD TRANSPORTATION	78,461

REAL ESTATE - 0.81%
1,500,000	e	Agile Property Holdings Ltd	2,177
9,580,701		Ayala Land, Inc	2,315
10,195,901	m	Ayala Land, Inc (Preference)	22
892,359		British Land Co plc	6,872
103,834		Brookfield Properties Corp	1,271

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,088,994		CapitaLand Ltd	$6,197
376,516		CapitaMall Trust	481
10,200	*,e	CB Richard Ellis Group, Inc (Class A)	138
339,696		Cheung Kong Holdings Ltd	4,365
428,000		China Aoyuan Property Group Ltd	75
114,669	*	China Real Estate Information Corp (ADR)	1,259
998,000	e	China Resources Land Ltd	2,246
69,304		Chinese Estates Holdings Ltd	118
48,495	e	City Developments Ltd	397
11,336		Corio NV	772
20,265,600		Erawan Group PCL	1,431
3,000	*,e	Forest City Enterprises, Inc (Class A)	35
3,867		Gecina S.A.	420
414,384	*,e	Genting International plc	382
79,000	*	Glorious Property Holdings Ltd	36
156,937		Hammerson plc	1,068
79,000		Hang Lung Group Ltd	391
1,218,793		Hang Lung Properties Ltd	4,778
254,273		Henderson Land Development Co Ltd	1,900
56,217		Hopewell Holdings	181
58,452		Hysan Development Co Ltd	165
4,261		ICADE	408
4,111,600		IGB Corp BHD	2,386
4,128	e	Kenedix, Inc	1,336
149,000	e	Keppel Land Ltd	368
2,546,700		KLCC Property Holdings BHD	2,552
19,559	e	Klepierre	792
10,643,200		Land and Houses PCL	2,004
170,923		Land Securities Group plc	1,881
14,446	e	Leighton Holdings Ltd	490
112,591	e	Liberty International plc	931
343,336		Link Real Estate Investment Trust	876
16,728,500	*	Lippo Karawaci Tbk PT	896
546,226		Macquarie Goodman Group	309
45,524,500	*	Metro Pacific Investments Corp	2,568
247,974	e	Mirvac Group	346
660,705		Mitsubishi Estate Co Ltd	10,549
473,863		Mitsui Fudosan Co Ltd	8,012
87,000	*	Mongolia Energy Co ltd	44
17,600		Multiplan Empreendimentos Imobiliarios S.A.	328
2,232,589		New World Development Ltd	4,549
9,374		Nomura Real Estate Holdings, Inc	139
121		NTT Urban Development Corp	81
4,832,000		Renhe Commercial Holdings Co Ltd	1,093
2,477	e	Risa Partners, Inc	1,557
4,421,900		Robinsons Land Corp	1,237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

161,803		Segro plc	$897
924,000		Shanghai Real Estate Ltd	98
169,701		Sino Land Co	327
8,432,000		SM Prime Holdings	1,776
1,681,300		SP Setia BHD	1,921
240,784	e	Stockland Trust Group	848
58,256		Sumitomo Realty & Development Co Ltd	1,100
748,448		Sun Hung Kai Properties Ltd	11,130
27,572		Tokyo Tatemono Co Ltd	106
47,862	e	Tokyu Land Corp	178
20,456		Unibail	4,494
3,450,782	*	Unitech Corporate Parks plc	1,343
90,000		Wheelock & Co Ltd	275
12,916		YNH Property BHD	6

		TOTAL REAL ESTATE	109,723

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.48%
620,015	e	Asics Corp	5,565
374,738		Bayer AG.	29,987
378,204	e	Bridgestone Corp	6,671
1,700		Cooper Tire & Rubber Co	34
46,676	e	Denki Kagaku Kogyo KK	209
256,020	*	Goodyear Tire & Rubber Co	3,610
38,568		Michelin (C.G.D.E.) (Class B)	2,954
51,495		Mitsubishi Rayon Co Ltd	207
63,282		Mitsui Chemicals, Inc	164
253,959	e	Newell Rubbermaid, Inc	3,812
12,151	*	NOK Corp	168
25,297	e	Nokian Renkaat Oyj	613
714,546		Pirelli & C S.p.A.	428
9,495		Puma AG. Rudolf Dassler Sport	3,161
24,562		Sealed Air Corp	537
511,359		SSL International plc	6,459
18,463	e	Sumitomo Rubber Industries, Inc	161

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	64,740

SECURITY AND COMMODITY BROKERS - 2.32%
73,094		Ameriprise Financial, Inc	2,838
107,939		Australian Stock Exchange Ltd	3,365
19,158	e	BlackRock, Inc	4,448
38,000		Broadridge Financial Solutions, Inc	857
677,718		Charles Schwab Corp	12,755
494,000		China Everbright Ltd	1,210
14,851	e	CME Group, Inc	4,989
1,048,234		Credit Suisse Group	51,931
167,355		Daiwa Securities Group, Inc	842

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

46,314		Deutsche Boerse AG.	$3,835
30,048,419	*,e	E*Trade Financial Corp	52,585
17,012	e	Eaton Vance Corp	517
1,214		F&C Asset Management plc	1
89,507		Franklin Resources, Inc	9,430
364,576		Goldman Sachs Group, Inc	61,556
674,098	e	Hong Kong Exchanges and Clearing Ltd	11,994
108,762		ICAP plc	750
50,866	e	IGM Financial, Inc	2,063
9,658	*	IntercontinentalExchange, Inc	1,085
230,603		Invesco Ltd	5,417
		iShares Asia Trust - iShares FTSE/Xinhua A50 China
1,669,600		Tracker	3,213
15,915	*	Jefferies Group, Inc	378
4,304,305		Legal & General Group plc	5,537
37,200	e	Legg Mason, Inc	1,122
31,722	e	London Stock Exchange Group plc	366
158,863	e	Macquarie Group Ltd	6,807
389,330		Man Group plc	1,921
11,900	e	Matsui Securities Co Ltd	83
636,903		Morgan Stanley	18,852
65,542	*	Nasdaq Stock Market, Inc	1,299
3,027,563		Nomura Holdings, Inc	22,515
40,649		NYSE Euronext	1,028
1,944	e	Perpetual Trustees Australia Ltd	64
27,265		Schroders plc	583
20,462		SEI Investments Co	358
56,751		Shinko Securities Co Ltd	172
1,054,111	e	Singapore Exchange Ltd	6,207
157,687		T Rowe Price Group, Inc	8,397
40,582	*	TD Ameritrade Holding Corp	786
32,440		TMX Group, Inc	1,027

		TOTAL SECURITY AND COMMODITY BROKERS	313,183

SPECIAL TRADE CONTRACTORS - 0.01%
13,131		Kinden Corp	111
30,451	*,e	Quanta Services, Inc	635

		TOTAL SPECIAL TRADE CONTRACTORS	746

STONE, CLAY, AND GLASS PRODUCTS - 0.64%
1,077,298	e	Asahi Glass Co Ltd	10,247
57,215	e	Boral Ltd	304
27,500	e	Buzzi Unicem S.p.A.	442
44,208		Cimpor Cimentos de Portugal S.A.	406
478,310		Corning, Inc	9,236
863,888		CRH plc	23,490

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

7,402		CRH plc (IRELAND)	$202
30,957		HeidelbergCement AG.	2,142
317,112	e	Holcim Ltd	24,646
16,212		Italcementi S.p.A.	222
39,279	*	James Hardie Industries NV	299
44,167	e	Lafarge S.A.	3,637
6,592	e	Martin Marietta Materials, Inc	589
26,673	e	NGK Insulators Ltd	583
67,041		Nippon Sheet Glass Co Ltd	192
135,363	*	Owens-Illinois, Inc	4,449
5,961		Pargesa Holding S.A.	519
2,003,000		PT Indocement Tunggal Prakarsa Tbk	2,895
423,376	e	Taiheiyo Cement Corp	483
12,460		Titan Cement Co S.A.	361
25,681	e	Toto Ltd	163

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	85,507

TEXTILE MILL PRODUCTS - 0.05%
2,137,246		Far Eastern Textile Co Ltd	2,672
11,594	*,e	Mohawk Industries, Inc	552
13,054	e	Nisshinbo Industries, Inc	121
1,127,807		Teijin Ltd	3,644

		TOTAL TEXTILE MILL PRODUCTS	6,989

TOBACCO PRODUCTS - 1.11%
997,722		Altria Group, Inc	19,585
1,228,764		British American Tobacco plc	39,890
45,199		Fortune Brands, Inc	1,953
2,902,728	e	Huabao International Holdings Ltd	3,121
251,140		Imperial Tobacco Group plc	7,923
2,600		Japan Tobacco, Inc	8,779
172,395		Lorillard, Inc	13,831
1,122,729		Philip Morris International, Inc	54,105
52,656		Swedish Match AB	1,151

		TOTAL TOBACCO PRODUCTS	150,338

TRANSPORTATION BY AIR - 0.42%
7,194		Aeroports de Paris	578
3,900,000	e	Air China Ltd	3,023
26,596		Air France-KLM	417
2,183,000	*	AirAsia BHD	876
82,862	*	All Nippon Airways Co Ltd	225
78,342		Auckland International Airport Ltd	115
3,727,903	*,e	British Airways plc	11,212
1,864,237		Cathay Pacific Airways Ltd	3,462
288,712	*,e	Continental Airlines, Inc (Class B)	5,174

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

210,373	*,e	Delta Air Lines, Inc	$2,394
4,951,000	*	Eva Airways Corp	2,208
194,438		FedEx Corp	16,227
8,278	e	Fraport AG. Frankfurt Airport Services Worldwide	427
3,200		Hong Kong Aircraft Engineerg	41
118,253		Iberia Lineas Aereas de Espana	321
91,000	*,e	Japan Airlines Corp	65
54,990	*	JetBlue Airways Corp	300
72,100	*	Korean Air Lines Co Ltd	3,391
66,883		Macquarie Airports	181
100,477		Qantas Airways Ltd	268
64,043	*	Ryanair Holdings plc	302
3,641	*	Ryanair Holdings plc (ADR)	98
61,774		Singapore Airlines Ltd	654
749,152		Singapore Airport Terminal Services Ltd	1,456
91,900	e	Southwest Airlines Co	1,050
5,334,514	*	Virgin Blue Holdings Ltd	2,800

		TOTAL TRANSPORTATION BY AIR	57,265

TRANSPORTATION EQUIPMENT - 3.42%
18,642	*	Aisin Seiki Co Ltd	539
1,289,910	e	Austal Ltd	2,685
420,100	*,e	Autoliv, Inc	18,216
16,400	*	Autoliv, Inc (ADR)	717
785,378		BAE Systems plc	4,546
147,732	e	Bayerische Motoren Werke AG.	6,725
10,902		Bayerische Motoren Werke AG. (Preference)	361
434,246		Boeing Co	23,506
622,555		Bombardier, Inc	2,857
254,687		Cobham plc	1,029
94,584	e	Cosco Corp Singapore Ltd	79
18,290	e	Daihatsu Motor Co Ltd	183
1,744,640		DaimlerChrysler AG. (EUR)	92,925
352,845	*	Denso Corp	10,662
86,951	e	European Aeronautic Defence and Space Co	1,748
208,067	e	Fiat S.p.A.	3,045
1,196,134	*,e	Ford Motor Co	11,961
496,342		Fuji Heavy Industries Ltd	2,425
206,342		General Dynamics Corp	14,066
40,544		Genuine Parts Co	1,539
132,006		Goodrich Corp	8,481
43,949	e	Harley-Davidson, Inc	1,108
16,453	e	Harsco Corp	530
26,182	*,e	Hino Motors Ltd	91
1,320,668	*	Honda Motor Co Ltd	44,808
443,047		Honeywell International, Inc	17,367

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

3,602		Hyundai Mobis	$528
1,569,169	*,e	Isuzu Motors Ltd	2,948
12,945		Jardine Cycle & Carriage Ltd	247
297,795		JTEKT Corp	3,830
149,044	e	Kawasaki Heavy Industries Ltd	378
899,472		Keppel Corp Ltd	5,240
3,000		Koito Manufacturing Co Ltd	48
231,543		Lockheed Martin Corp	17,447
89,751	*	Magna International, Inc (Class A)	4,571
23,788	e	MAN AG.	1,846
148,150	*	Mazda Motor Corp	341
369,130	*,e	Mitsubishi Motors Corp	513
72,875	e	Mitsui Engineering & Shipbuilding Co Ltd	176
103,800	e	Modec, Inc	1,989
18,138		NHK Spring Co Ltd	169
566,206	e	NSK Ltd	4,155
71,176	e	Paccar, Inc	2,582
259,164		Peugeot S.A.	8,712
155,312		Porsche AG.	9,712
87,681		Renault S.A.	4,498
424,685		Rolls-Royce Group plc	3,307
72,301		Scania AB (B Shares)	934
76,372		SembCorp Marine Ltd	199
7,061	e	Shimano, Inc	285
133,074		Singapore Technologies Engineering Ltd	306
50,000	*,e	Spirit Aerosystems Holdings, Inc (Class A)	993
296,418	e	Suzuki Motor Corp	7,300
38,378		Thales S.A.	1,972
1,151,253		Tomkins PLC	3,578
7,296	e	Toyoda Gosei Co Ltd	221
16,961	*	Toyota Industries Corp	507
1,558,148		Toyota Motor Corp	65,692
307,996		United Technologies Corp	21,378
184,700		Valeo S.A.	6,464
6,063		Volkswagen AG.	672
17,187		Volkswagen AG. (Preference)	1,621
102,399		Volvo AB (A Shares)	873
243,705	e	Volvo AB (B Shares)	2,090
22,283	e	Yamaha Motor Co Ltd	282
39,000		Yangzijiang Shipbuilding	33

		TOTAL TRANSPORTATION EQUIPMENT	460,836

TRANSPORTATION SERVICES - 0.07%
55,331		Autostrade S.p.A.	1,447
26,179	e	CH Robinson Worldwide, Inc	1,537
		Cintra Concesiones de Infraestructuras de Transporte
94,946		S.A.	1,121

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

49,501		Deutsche Lufthansa AG.	$836
54,709		Expeditors International Washington, Inc	1,900
369,001	e	Toll Holdings Ltd	2,882
37,634	e	TUI AG.	315

		TOTAL TRANSPORTATION SERVICES	10,038

TRUCKING AND WAREHOUSING - 0.62%
1,404,076		Deutsche Post AG.	27,136
110,173	e	DSV AS	1,997
17,520		J.B. Hunt Transport Services, Inc	565
68,927		Kerry Properties Ltd	349
11,262	e	Mitsubishi Logistics Corp	133
6,745	e	Neopost S.A.	557
89,252		Nippon Express Co Ltd	369
1,076,917		TNT NV	33,086
324,462		United Parcel Service, Inc (Class B)	18,614
40,378		Yamato Transport Co Ltd	562

		TOTAL TRUCKING AND WAREHOUSING	83,368

WATER TRANSPORTATION - 0.25%
130		AP Moller - Maersk AS (Class A)	878
276		AP Moller - Maersk AS (Class B)	1,939
99,225	*	Carnival Corp	3,144
34,428	*	Carnival plc	1,173
4,161,139		DP World Ltd	1,769
1,781,000		Ezra Holdings Ltd	2,851
222,168		Hamburger Hafen und Logistik AG.	8,581
5,568,400		International Container Term Services, Inc	2,695
26,126		Kamigumi Co Ltd	191
286,186	e	Kawasaki Kisen Kaisha Ltd	818
12,308		Kuehne & Nagel International AG.	1,197
1,118,906	e	Mitsui OSK Lines Ltd	5,911
85,465	e	Neptune Orient Lines Ltd	100
117,636	e	Nippon Yusen Kabushiki Kaisha	362
21,364		Orient Overseas International Ltd	99
50,131	*,e	Royal Caribbean Cruises Ltd	1,267
2,272,000	e	Shun TAK Holdings Ltd	1,418

		TOTAL WATER TRANSPORTATION	34,393

WHOLESALE TRADE-DURABLE GOODS - 1.16%
88,591	*,e	Arrow Electronics, Inc	2,623
69,272	e	Assa Abloy AB (Class B)	1,335
281,887		Banpu PCL	4,883
18,452	e	BorgWarner, Inc	613
54,094		Bunzl plc	588
6,964		Canon Marketing Japan, Inc	103

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

786,000	e	China National Building Material Co Ltd	$1,615
3,350,000	*	China Resources Cement Holdings Ltd	1,663
163,794	e	Compagnie de Saint-Gobain	8,885
814,000		Dongfeng Motor Group Co Ltd	1,162
74,300		Finning International, Inc	1,185
121,227	*,e	Fortescue Metals Group Ltd	480
606,028		Itochu Corp	4,477
278,602		Li & Fung Ltd	1,152
1,080,141		Mitsubishi Corp	26,904
939,304		Mitsui & Co Ltd	13,325
2,242,923		Nissan Motor Co Ltd	19,711
74,321		Nisshin Steel Co Ltd	131
19,728	*,e	Patterson Cos, Inc	552
577,360		Prysmian S.p.A.	10,078
1,641,063		PT Astra International Tbk	6,033
900,000		Rajesh Exports Ltd	1,719
20,956	e	Rautaruukki Oyj	485
26,800	e	Reliance Steel & Aluminum Co	1,158
50,119		Schneider Electric S.A.	5,827
14,437	e	Sims Group Ltd	283
118,247	e	Sumitomo Corp	1,204
108,531	*	Talecris Biotherapeutics Holdings Corp	2,417
12,569		THK Co Ltd	224
109,776	e	ThyssenKrupp AG.	4,127
9,687		W.W. Grainger, Inc	938
822,487		Wesfarmers Ltd	22,993
14,856		Wesfarmers Ltd PPS	415
365,450	*	Wolseley plc	7,315

		TOTAL WHOLESALE TRADE-DURABLE GOODS	156,603

WHOLESALE TRADE-NONDURABLE GOODS - 1.53%
2,600	e	ABC-Mart, Inc	72
28,586	e	Airgas, Inc	1,361
740,307	e	Akzo Nobel NV	49,093
3,757		Alfresa Holdings Corp	149
25,000,000	*	Alliance Global Group, Inc	2,224
150,156	e	Billabong International Ltd	1,469
12,472	e	Brown-Forman Corp (Class B)	668
126,815		Cardinal Health, Inc	4,089
11,903	e	Casino Guichard Perrachon S.A.	1,060
20,526	e	Celesio AG.	520
6,682,000		Dalian Port PDA Co Ltd	2,569
192,830	*,e	Dean Foods Co	3,479
59,886	*,e	Endo Pharmaceuticals Holdings, Inc	1,228
768,689		Esprit Holdings Ltd	5,100
1,713,466	e	Foster’s Group Ltd	8,429

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

48,952	*,e	Gildan Activewear, Inc	$1,203
79,240		Hanwha Corp	3,245
18,364	*,e	Henry Schein, Inc	966
166,622	e	Herbalife Ltd	6,760
16,795		Kikkoman Corp	206
4,882		Koninklijke Vopak NV	387
11,000		LG Chem Ltd	2,156
1,141,072		Marubeni Corp	6,303
73,466	e	Metcash Ltd	295
97,082	e	Metro, Inc	3,641
124,417		Nippon Oil Corp	577
5,253,050		Noble Group Ltd	12,049
21,060		Point, Inc	1,177
75,100	e	San-A Co Ltd	2,827
1,631,633	*	Sojitz Holdings Corp	3,087
7,271	e	Suzuken Co Ltd	239
232,440	e	Sysco Corp	6,494
195,000		Terra Industries, Inc	6,277
1,739,911	e	Unilever NV	56,629
240,000		Unilever NV ADR	7,759
153,469	*	Viterra, Inc	1,448

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	205,235

		TOTAL COMMON STOCKS	13,312,050

		(Cost $12,501,977)

PREFERRED STOCKS - 0.09%
DEPOSITORY INSTITUTIONS - 0.09%
776,208	*	Bank of America Corp	11,581

		TOTAL DEPOSITORY INSTITUTIONS	11,581

		TOTAL PREFERRED STOCKS	11,581

		(Cost $11,643)

RIGHTS / WARRANTS - 0.00%**
DEPOSITORY INSTITUTIONS - 0.00% **
457,527	m	Fortis	0	^
105,153	e	Mediobanca S.p.A	16
135,487	e	Unione di Banche Italiane SCPA	10

		TOTAL DEPOSITORY INSTITUTIONS	26

FOOD AND KINDRED PRODUCTS - 0.00% **
34,086		Golden Agri-Resources Ltd	3

		TOTAL FOOD AND KINDRED PRODUCTS	3

HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
4,746	e	Fonciere Des Regions	4

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	MATURITY DATE	VALUE (000)

681,005	m	GPT Group		$0	^
22,780		IJM Land BHD		9

		TOTAL HOLDING AND OTHER INVESTMENT
		OFFICES		13

PRIMARY METAL INDUSTRIES - 0.00% **
10,913		DOWA HOLDINGS CO LTD		0	^

		TOTAL PRIMARY METAL INDUSTRIES		0	^

REAL ESTATE - 0.00% **
556,400		SP Setia BHD		91

		TOTAL REAL ESTATE		91

		TOTAL RIGHTS / WARRANTS		133

		(Cost $70)

SHORT TERM INVESTMENTS - 4.91%

PRINCIPAL		ISSUER

U.S. TREASURY BILLS - 1.10%
$15,320,000		United States Cash Management Bills	6/10/10	15,308
50,000,000		United States Cash Management Bills	6/17/10	49,957
45,445,000		United States Treasury Bills	5/20/10	45,420
37,600,000		United States Treasury Bills	6/24/10	37,567

		TOTAL U.S. TREASURY BILLS		148,252

		(Cost $148,239)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.81%
REPURCHASE AGREEMENTS - 0.64%
86,026,000	y	Deutsche Bank		86,026

		TOTAL REPURCHASE AGREEMENTS		86,026

CORPORATE VARIABLE RATE SECURITIES - 3.17%
15,000,000		American Express Credit Account Master		14,987
11,000,000		American Express Credit Account Master		10,899
14,000,000		American Express Credit Account Master		13,927
15,000,000		BA Credit Card Trust		14,913
11,000,000		BA Credit Card Trust		10,903
5,000,000		Bank One Issuance Trust		4,971
1,290,167		Brunel Residential Mortgage Securization Plc		1,286
5,000,000		Capital One Multi-Asset Execution Trust		5,001
8,000,000		Capital One Multi-Asset Execution Trust		7,910
30,000,000		Capital One Multi-Asset Execution Trust		29,903
5,000,000		Chase Issuance Trust 2006		4,982
9,000,000		Chase Issuance Trust 2007		8,877
3,875,000		Chase Issuance Trust 2007		3,859
20,000,000		Citibank Credit Card Issuance Trust 2007		19,782
7,000,000		Discover Card Execution Note Trust		7,009

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL	ISSUER	VALUE (000)

$10,000,000	Discover Card Execution Note Trust	$10,001
3,000,000	Discover Card Master Trust 2003	2,999
12,000,000	Discover Card Master Trust 2003	11,964
18,000,000	Discover Card Master Trust 2005	17,924
3,000,000	Discover Card Master Trust 2007	2,998
2,000,000	Discover Card Master Trust 2007	1,998
8,000,000	GE Equipment Midticket LLC	7,921
20,000,000	General Electric Cap Corp	19,889
6,000,000	General Electric Cap Corp	6,000
3,000,000	General Electric Cap Corp	2,970
4,000,000	General Electric Cap Corp	3,985
4,852,842	Granite Master Issuer Plc 2006	4,304
4,159,578	Granite Master Issuer Plc 2007	3,691
22,000,000	JP Morgan Chase & Co	22,052
2,204,904	Medallion Trust Series 2005	2,092
13,000,000	Nelnet Student Loan Trust 2006	12,933
4,614,784	Nelnet Student Loan Trust 2007	4,585
22,000,000	Permanent Financing Plc	21,934
25,000,000	Permanent Master Issuer Plc	24,049
4,802,600	Puma Global Mortgage Backed Trust	4,466
25,000,000	Rabobank Nederland Trust	25,032
8,641,399	SLM Student Loan Trust 2006	8,627
8,000,000	SLM Student Loan Trust 2008	8,006
30,000,000	SLM Student Loan Trust 2007	28,330
9,792,912	Wachovia Student Loan Trust 2005	9,764
444,059	World Omni Auto Receivable Trust 2008	445

	TOTAL CORPORATE VARIABLE RATE SECURITY	428,168

	TOTAL INVESTMENT OF CASH COLLATERAL
	FOR SECURITIES LOANED	514,194

	(Cost $518,693)

	TOTAL SHORT-TERM INVESTMENTS	662,446

	(Cost $666,932)

	TOTAL PORTFOLIO - 103.68%	13,986,210
	(Cost $13,180,622)

	OTHER ASSETS & LIABILITIES, NET - (3.68)%	(496,001)

	NET ASSETS - 100.00%	$13,490,209

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
LLC	Limited Liability Company
plc	Public Limited Company

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
b	In bankruptcy
e	All or a portion of these securities are out on loan.
f	Restricted security
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

y	Agreement with Deutsche Bank, 0.01% dated 12/31/09 to be repurchased at $86,026,096 on 01/04/10, collateralized by U.S. Government Agency securities valued at $87,746,520.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY
December 31, 2009

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$6,937,373	49.60%

TOTAL DOMESTIC	6,937,373	49.60

FOREIGN
ARGENTINA	5,864	0.04
AUSTRALIA	495,872	3.55
AUSTRIA	15,382	0.11
BELGIUM	77,882	0.56
BERMUDA	1,724	0.01
BRAZIL	62,791	0.45
CAMBODIA	1,174	0.01
CANADA	538,451	3.85
CAYMAN ISLANDS	1,446	0.01
CHINA	129,499	0.93
CYPRUS	878	0.01
CZECH REPUBLIC	2,546	0.02
DENMARK	24,050	0.17
FINLAND	62,793	0.45
FRANCE	461,783	3.30
GERMANY	545,333	3.90
GREECE	21,260	0.15
HONG KONG	125,236	0.89
INDIA	29,967	0.21
INDONESIA	17,795	0.13
IRELAND	67,865	0.48
ISRAEL	65,332	0.47
ITALY	155,081	1.11
JAPAN	1,047,609	7.49
JERSEY, C.I.	1,569	0.01
KAZAKHSTAN	833	0.01
KOREA, REPUBLIC OF	60,984	0.43
LUXEMBOURG	11,186	0.08
MACAU	31,445	0.22
MALAYSIA	17,725	0.13
MEXICO	2,922	0.02
NETHERLANDS	313,179	2.24
NEW ZEALAND	1,528	0.01
NORWAY	22,128	0.16
PERU	2,366	0.02
PHILIPPINES	25,055	0.18
PORTUGAL	25,365	0.18
SINGAPORE	89,616	0.64
SPAIN	206,745	1.48
SWEDEN	86,097	0.62
SWITZERLAND	636,882	4.55
TAIWAN	88,978	0.64
THAILAND	27,002	0.19
UNITED ARAB EMIRATES	1,769	0.01
UNITED KINGDOM	1,437,850	10.28

TOTAL FOREIGN	7,048,837	50.40

TOTAL PORTFOLIO	$13,986,210	100.00%

** Percentage represents less than 0.01%.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2009

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.00%

AGRICULTURAL SERVICES - 0.02%
93,257	*	VCA Antech, Inc	$2,324

		TOTAL AGRICULTURAL SERVICES	2,324

AMUSEMENT AND RECREATION SERVICES - 0.63%
1,342,418	*	Electronic Arts, Inc	23,828
606,945	*	Melco PBL Entertainment Macau Ltd (ADR)	2,045
1,470,073		Walt Disney Co	47,410
16,425	*	Warner Music Group Corp	93
57,206	*	WMS Industries, Inc	2,288

		TOTAL AMUSEMENT AND RECREATION SERVICES	75,664

APPAREL AND ACCESSORY STORES - 1.60%
48,354		Abercrombie & Fitch Co (Class A)	1,685
230,518	*	Aeropostale, Inc	7,849
189,202		American Eagle Outfitters, Inc	3,213
186,541	*	Chico’s FAS, Inc	2,621
76,669		Foot Locker, Inc	854
893,394		Gap, Inc	18,717
1,586,990	*	Kohl’s Corp	85,586
484,344		Limited Brands, Inc	9,319
1,243,169		Nordstrom, Inc	46,718
260,764		Ross Stores, Inc	11,137
139,962	*	Urban Outfitters, Inc	4,897

		TOTAL APPAREL AND ACCESSORY STORES	192,596

APPAREL AND OTHER TEXTILE PRODUCTS - 0.47%
365,965		Guess ?, Inc	15,480
104,339	*	Hanesbrands, Inc	2,516
398,372		Nike, Inc (Class B)	26,319
37,281		Phillips-Van Heusen Corp	1,517
106,455		Polo Ralph Lauren Corp (Class A)	8,621
21,485		VF Corp	1,574

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	56,027

AUTO REPAIR, SERVICES AND PARKING - 0.03%
88,246		Ryder System, Inc	3,633

		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,633

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
105,148		Advance Auto Parts	$4,256
7,300	*	Autonation, Inc	140
33,019	*	Autozone, Inc	5,219
171,347	*	Carmax, Inc	4,155
72,220	*	Copart, Inc	2,645
147,906	*	O’Reilly Automotive, Inc	5,639
18,655		Penske Auto Group, Inc	283

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	22,337

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.68%
144,073		Fastenal Co	5,999
123,396		Home Depot, Inc	3,570
3,060,596		Lowe’s Cos, Inc	71,587

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	81,156

BUSINESS SERVICES - 16.10%
51,346		Aaron Rents, Inc	1,424
356,454	*	Activision Blizzard, Inc	3,960
1,834,695	*	Adobe Systems, Inc	67,480
164,180	*	Affiliated Computer Services, Inc (Class A)	9,800
190,792	*	Akamai Technologies, Inc	4,833
648,421	*	Alliance Data Systems Corp	41,881
34,588	*	Amdocs Ltd	987
95,903	*	Ansys, Inc	4,168
168,895	*	Autodesk, Inc	4,292
552,946		Automatic Data Processing, Inc	23,677
380,271	*	BMC Software, Inc	15,249
49,262		Brink’s Co	1,199
51,307	*	Brink’s Home Security Holdings, Inc	1,675
703,630		CA, Inc	15,804
282,255	*	Cadence Design Systems, Inc	1,691
74,723	*	Cerner Corp	6,160
200,659	*	Citrix Systems, Inc	8,349
322,038	*	Cognizant Technology Solutions Corp (Class A)	14,588
98,270	*	Computer Sciences Corp	5,653
13,100	*	Convergys Corp	141
172,426	*	DST Systems, Inc	7,509
605,630	*	eBay, Inc	14,257
108,719		Equifax, Inc	3,358
183,881	*	Expedia, Inc	4,728
86,772	*	F5 Networks, Inc	4,597
46,565		Factset Research Systems, Inc	3,067
572,807		Fidelity National Information Services, Inc	13,427

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

170,381	*	Fiserv, Inc	$8,260
635,786	*	Google, Inc (Class A)	394,175
51,885	*	IHS, Inc (Class A)	2,844
48,460		IMS Health, Inc	1,021
20,195		Interactive Data Corp	511
2,608,610	*	Intuit, Inc	80,110
197,504	*	Iron Mountain, Inc	4,495
893,840	*	Juniper Networks, Inc	23,839
48,283		Manpower, Inc	2,635
476,644		Mastercard, Inc (Class A)	122,012
172,298	*	McAfee, Inc	6,990
15,656,648		Microsoft Corp	477,372
84,431	*	Monster Worldwide, Inc	1,469
207,589		Moody’s Corp	5,563
555,617	*	NCR Corp	6,184
202,961	*	Netease.com (ADR)	7,633
46,478	*	NetFlix, Inc	2,563
178,645	*	Novell, Inc	741
1,860,450	*	Nuance Communications, Inc	28,911
1,714,992		Omnicom Group, Inc	67,142
6,143,940		Oracle Corp	150,772
209,575	*	Red Hat, Inc	6,476
167,352		Robert Half International, Inc	4,473
544,196	*	Salesforce.com, Inc	40,145
127,354	*	Sohu.com, Inc	7,295
91,060	*	Sybase, Inc	3,952
1,545,411	*	Symantec Corp	27,647
102,656	*	Synopsys, Inc	2,287
130,895		Total System Services, Inc	2,261
214,480	*	VeriSign, Inc	5,199
1,378,525		Visa, Inc (Class A)	120,566
56,439	*	VMware, Inc (Class A)	2,392
49,000	*	WebMD Health Corp (Class A)	1,886
1,827,323	*	Yahoo!, Inc	30,662

		TOTAL BUSINESS SERVICES	1,934,437

CHEMICALS AND ALLIED PRODUCTS - 14.29%
2,082,721		Abbott Laboratories	112,446
9,237	*	Abraxis Bioscience, Inc	375
79,784		Air Products & Chemicals, Inc	6,467
7,861		Albemarle Corp	286
82,074		Alberto-Culver Co	2,404
96,102	*	Alexion Pharmaceuticals, Inc	4,692
1,777,143	*	Amgen, Inc	100,533
23,664		Avery Dennison Corp	863
547,142		Avon Products, Inc	17,235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

318,103	*	Biogen Idec, Inc	$17,019
107,394	*	BioMarin Pharmaceuticals, Inc	2,020
1,581,791		Bristol-Myers Squibb Co	39,940
157,965		Celanese Corp (Series A)	5,071
2,017,741	*	Celgene Corp	112,349
81,405	*	Cephalon, Inc	5,080
71,626		CF Industries Holdings, Inc	6,502
47,279	*	Charles River Laboratories International, Inc	1,593
77,276		Church & Dwight Co, Inc	4,671
136,008		Clorox Co	8,296
879,978		Colgate-Palmolive Co	72,290
127,065	*	Dendreon Corp	3,339
330,151		Du Pont (E.I.) de Nemours & Co	11,116
374,626		Ecolab, Inc	16,701
585,793		Eli Lilly & Co	20,919
121,596		Estee Lauder Cos (Class A)	5,880
68,176		FMC Corp	3,801
650,024	*	Forest Laboratories, Inc	20,872
297,397	*	Genzyme Corp	14,575
2,358,344	*	Gilead Sciences, Inc	102,069
175,712	*	Hospira, Inc	8,961
63,642	*	Idexx Laboratories, Inc	3,401
80,957		International Flavors & Fragrances, Inc	3,331
40,019	*	Inverness Medical Innovations, Inc	1,661
725,870	*	Invitrogen Corp	37,912
3,406,766		Johnson & Johnson	219,431
774,389	*	King Pharmaceuticals, Inc	9,502
124,353		Lubrizol Corp	9,072
1,873,850		Merck & Co, Inc	68,470
1,741,021		Monsanto Co	142,327
275,450		Mosaic Co	16,453
674,902	*	Mylan Laboratories, Inc	12,438
152,186		Nalco Holding Co	3,882
39,814	*	NBTY, Inc	1,734
157,892		Novartis AG.	8,622
1,286,310		Novartis AG. (ADR)	70,014
63,728	*	OSI Pharmaceuticals, Inc	1,977
119,067	*	Pactiv Corp	2,874
86,382		Perrigo Co	3,441
464,591		Pfizer, Inc	8,451
718,792		Praxair, Inc	57,726
2,513,177		Procter & Gamble Co	152,375
73,422		RPM International, Inc	1,493
49,318		Scotts Miracle-Gro Co (Class A)	1,939
92,876		Sherwin-Williams Co	5,726
506,253		Shire Ltd	9,892

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

311,198		Shire plc (ADR)	$18,267
133,712		Sigma-Aldrich Corp	6,756
1,615,298		Teva Pharmaceutical Industries Ltd (ADR)	90,747
51,186	*	United Therapeutics Corp	2,695
72,822	*	Valeant Pharmaceuticals International	2,315
214,300	*	Vertex Pharmaceuticals, Inc	9,183
97,746	*	Watson Pharmaceuticals, Inc	3,872

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,716,344

COAL MINING - 0.33%
131,835	*	Alpha Natural Resources, Inc	5,719
199,195		Consol Energy, Inc	9,920
76,888		Massey Energy Co	3,230
449,933		Peabody Energy Corp	20,342

		TOTAL COAL MINING	39,211

COMMUNICATIONS - 1.09%
667,691	*	American Tower Corp (Class A)	28,850
26,498	*,m	AOL, Inc	617
2,021,963		CBS Corp (Class B)	28,409
141,195		CenturyTel, Inc	5,113
940,835		Comcast Corp (Class A)	15,862
115,306	*	Crown Castle International Corp	4,502
38,634	*	CTC Media, Inc	576
715,467	*	DIRECTV	23,861
41,870	*	Equinix, Inc	4,445
150,006		Frontier Communications Corp	1,172
88,060		Global Payments, Inc	4,743
54,216	*	IAC/InterActiveCorp	1,110
53,809	*	Leap Wireless International, Inc	944
287,950	*	MetroPCS Communications, Inc	2,197
78,954	*	NeuStar, Inc (Class A)	1,819
10,454	*	NII Holdings, Inc (Class B)	351
126,326	*	SBA Communications Corp (Class A)	4,315
225,601		Windstream Corp	2,479

		TOTAL COMMUNICATIONS	131,365

DEPOSITORY INSTITUTIONS - 1.36%
610,679		Bank of New York Mellon Corp	17,081
8,451		BOK Financial Corp	402
22,932		Capitol Federal Financial	721
24,752		Commerce Bancshares, Inc	958
289,914		Hudson City Bancorp, Inc	3,981
265,618		Northern Trust Corp	13,918
385,928		State Street Corp	16,803
16,000		TFS Financial Corp	194

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,502,793		Wells Fargo & Co	$40,560
3,659,348		Western Union Co	68,980

		TOTAL DEPOSITORY INSTITUTIONS	163,598

EATING AND DRINKING PLACES - 1.12%
113,266		Brinker International, Inc	1,690
116,995		Burger King Holdings, Inc	2,202
35,358	*	Chipotle Mexican Grill, Inc (Class A)	3,117
151,309		Darden Restaurants, Inc	5,306
1,369,519		McDonald’s Corp	85,513
811,002	*	Starbucks Corp	18,702
170,548		Wendy’s/Arby’s Group, Inc (Class A)	800
508,447		Yum! Brands, Inc	17,780

		TOTAL EATING AND DRINKING PLACES	135,110

EDUCATIONAL SERVICES - 0.32%
283,949	*	Apollo Group, Inc (Class A)	17,202
72,162	*	Career Education Corp	1,682
68,196		DeVry, Inc	3,869
5,700	*	Education Management Corp	125
128,404	*	ITT Educational Services, Inc	12,322
15,479		Strayer Education, Inc	3,289

		TOTAL EDUCATIONAL SERVICES	38,489

ELECTRIC, GAS, AND SANITARY SERVICES - 0.94%
930,073	*	AES Corp	12,379
112,132		Allegheny Energy, Inc	2,633
12,249		American Water Works Co, Inc	275
193,535	*	Calpine Corp	2,129
358,800		Centerpoint Energy, Inc	5,206
167,802		Constellation Energy Group, Inc	5,902
17,910		DPL, Inc	494
206,245		El Paso Corp	2,027
63,431		Exelon Corp	3,100
60,249		FPL Group, Inc	3,182
19,401		Integrys Energy Group, Inc	815
54,177		ITC Holdings Corp	2,822
246,298	*	NRG Energy, Inc	5,815
109,750		NV Energy, Inc	1,359
20,015		Ormat Technologies, Inc	757
414,598		PPL Corp	13,395
316,589		Public Service Enterprise Group, Inc	10,527
552,791		Republic Services, Inc	15,650
93,556	*	Stericycle, Inc	5,161
65,135	*	Waste Connections, Inc	2,172
486,549		Waste Management, Inc	16,450

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	112,250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 13.03%
91,705	*	A123 Systems, Inc	$2,058
483,465	*	Advanced Micro Devices, Inc	4,680
323,679		Altera Corp	7,325
117,569		Ametek, Inc	4,496
188,865		Amphenol Corp (Class A)	8,722
1,380,666		Analog Devices, Inc	43,601
2,038,360	*	Apple Computer, Inc	429,808
253,762	*	Avnet, Inc	7,653
5,796		AVX Corp	73
1,049,895	*	Broadcom Corp (Class A)	33,019
14,906	*	Ciena Corp	162
12,348,777	*	Cisco Systems, Inc	295,629
315,581		Cooper Industries plc	13,456
266,394	*	Cree, Inc	15,017
158,601	*	Cypress Semiconductor Corp	1,675
57,169	*	Dolby Laboratories, Inc (Class A)	2,729
63,924	*	Energizer Holdings, Inc	3,917
241,307	*	First Solar, Inc	32,673
37,303		Harman International Industries, Inc	1,316
256,281		Harris Corp	12,186
59,870	*	Integrated Device Technology, Inc	387
7,503,551		Intel Corp	153,072
36,103	*	International Rectifier Corp	799
67,450		Intersil Corp (Class A)	1,035
127,604	*	JDS Uniphase Corp	1,053
245,056		Linear Technology Corp	7,484
3,769,405	*	Marvell Technology Group Ltd	78,215
278,645		Maxim Integrated Products, Inc	5,656
248,031	*	MEMC Electronic Materials, Inc	3,378
181,869		Microchip Technology, Inc	5,285
163,719	*	Micron Technology, Inc	1,729
18,638		Molex, Inc	402
160,314		Motorola, Inc	1,244
424,449		National Semiconductor Corp	6,520
2,228,061	*	NetApp, Inc	76,623
64,228	*	Novellus Systems, Inc	1,499
1,092,995	*	Nvidia Corp	20,417
911,390	*	ON Semiconductor Corp	8,029
130,881	*	QLogic Corp	2,470
4,593,688		Qualcomm, Inc	212,504
115,533	*	Rambus, Inc	2,819
49,308	*	Silicon Laboratories, Inc	2,384
108,573	*	Sunpower Corp (Class A)	2,571

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

18,685		Teleflex, Inc	$1,007
1,404,913		Texas Instruments, Inc	36,612
19,723	*	Thomas & Betts Corp	706
80,741	*	Varian Semiconductor Equipment Associates, Inc	2,897
49,782	*	Vishay Intertechnology, Inc	416
302,299		Xilinx, Inc	7,576

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,564,984

ENGINEERING AND MANAGEMENT SERVICES - 0.85%
219,420		Accenture plc	9,106
104,202	*	Aecom Technology Corp	2,866
153,949	*	Amylin Pharmaceuticals, Inc	2,185
197,142		Fluor Corp	8,879
69,004	*	Genpact Ltd	1,028
57,620	*	Gen-Probe, Inc	2,472
225,938	*	Hewitt Associates, Inc (Class A)	9,548
135,140	*	Jacobs Engineering Group, Inc	5,083
481,478		KBR, Inc	9,148
633,934	*	McDermott International, Inc	15,221
106,393	*	Myriad Genetics, Inc	2,777
355,780		Paychex, Inc	10,901
616,700	*	SAIC, Inc	11,680
370,277	*	Shaw Group, Inc	10,645
11,507	*	URS Corp	512

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	102,051

FABRICATED METAL PRODUCTS - 0.51%
35,586	*	Alliant Techsystems, Inc	3,141
66,544		Ball Corp	3,441
29,079		Crane Co	890
454,691	*	Crown Holdings, Inc	11,631
734,516		Illinois Tool Works, Inc	35,250
149,139		Pentair, Inc	4,817
16,148		Snap-On, Inc	682
22,625		Valmont Industries, Inc	1,775

		TOTAL FABRICATED METAL PRODUCTS	61,627

FOOD AND KINDRED PRODUCTS - 4.39%
396,764		Archer Daniels Midland Co	12,423
146,353		Campbell Soup Co	4,947
3,389,771		Coca-Cola Co	193,216
824,994		Coca-Cola Enterprises, Inc	17,490
420,012		ConAgra Foods, Inc	9,681
248,361		Dr Pepper Snapple Group, Inc	7,029

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

71,773		Flowers Foods, Inc	$1,705
250,146		General Mills, Inc	17,713
278,997		H.J. Heinz Co	11,930
75,986	*	Hansen Natural Corp	2,918
99,565		Hershey Co	3,563
9,016		Hormel Foods Corp	347
298,605		InBev NV	15,458
280,362		Kellogg Co	14,915
144,438		McCormick & Co, Inc	5,219
589,600		Mead Johnson Nutrition Co	25,766
8,117		Molson Coors Brewing Co (Class B)	367
123,464		Pepsi Bottling Group, Inc	4,630
2,895,182		PepsiCo, Inc	176,027
190,665		Sara Lee Corp	2,322
15,300	*	Smithfield Foods, Inc	232

		TOTAL FOOD AND KINDRED PRODUCTS	527,898

FOOD STORES - 0.17%
739,178		Kroger Co	15,176
30,892	*	Panera Bread Co (Class A)	2,069
102,164	*	Whole Foods Market, Inc	2,804

		TOTAL FOOD STORES	20,049

FORESTRY - 0.01%
38,529		Rayonier, Inc	1,624

		TOTAL FORESTRY	1,624

FURNITURE AND FIXTURES - 0.08%
25,675		Hill-Rom Holdings, Inc	616
25,236	*	Kinetic Concepts, Inc	950
237,496		Leggett & Platt, Inc	4,845
189,982		Masco Corp	2,624

		TOTAL FURNITURE AND FIXTURES	9,035

FURNITURE AND HOME FURNISHINGS STORES - 0.52%
981,412	*	Bed Bath & Beyond, Inc	37,912
494,698		Best Buy Co, Inc	19,521
158,857	*	GameStop Corp (Class A)	3,485
21,366		RadioShack Corp	417
43,568		Williams-Sonoma, Inc	905

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	62,240

GENERAL BUILDING CONTRACTORS - 0.01%
9,800		KB Home	134
14,659		MDC Holdings, Inc	455

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,028	*	NVR, Inc	$731
44,989	*	Pulte Homes, Inc	450

		TOTAL GENERAL BUILDING CONTRACTORS	1,770

GENERAL MERCHANDISE STORES - 2.62%
11,654	*	Big Lots, Inc	338
150,904	*	BJ’s Wholesale Club, Inc	4,936
478,422		Costco Wholesale Corp	28,308
24,500	*	Dollar General Corp	550
154,909		Family Dollar Stores, Inc	4,311
666,477		Macy’s, Inc	11,170
1,198,168		Target Corp	57,955
831,774		TJX Companies, Inc	30,401
3,307,125		Wal-Mart Stores, Inc	176,766

		TOTAL GENERAL MERCHANDISE STORES	314,735

HEALTH SERVICES - 1.48%
291,757		AmerisourceBergen Corp	7,605
51,459	*	Community Health Systems, Inc	1,832
70,407	*	Covance, Inc	3,842
47,050	*	Coventry Health Care, Inc	1,143
114,015	*	DaVita, Inc	6,697
61,723	*	Edwards Lifesciences Corp	5,361
524,999	*	Express Scripts, Inc	45,387
273,730	*	Health Management Associates, Inc (Class A)	1,990
118,643	*	Laboratory Corp of America Holdings	8,879
311,628	*	Lincare Holdings, Inc	11,568
420,358		McKesson Corp	26,272
617,503	*	Medco Health Solutions, Inc	39,465
57,334		Omnicare, Inc	1,386
17,447	*	Pediatrix Medical Group, Inc	1,049
114,862		Pharmaceutical Product Development, Inc	2,692
171,306		Quest Diagnostics, Inc	10,343
365,705	*	Tenet Healthcare Corp	1,971
6,838		Universal Health Services, Inc (Class B)	210

		TOTAL HEALTH SERVICES	177,692

HOLDING AND OTHER INVESTMENT OFFICES - 1.39%
44,999	*	Affiliated Managers Group, Inc	3,031
10,305		Alexandria Real Estate Equities, Inc	663
83,977		Digital Realty Trust, Inc	4,222
13		Duke Realty Corp	0
10,762		Federal Realty Investment Trust	729
125,669		HCP, Inc	3,838
64,994		Health Care REIT, Inc	2,881
2,470,750		iShares Russell 1000 Growth Index Fund	123,166

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

95,370		Nationwide Health Properties, Inc	$3,355
63,243		Plum Creek Timber Co, Inc	2,388
148,240		Public Storage, Inc	12,074
112,270		Simon Property Group, Inc	8,959
64,003		WABCO Holdings, Inc	1,651

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	166,957

HOTELS AND OTHER LODGING PLACES - 0.43%
11,046		Choice Hotels International, Inc	350
30,500	*	Hyatt Hotels Corp	909
674,593	*	Las Vegas Sands Corp	10,078
153,546		Marriott International, Inc (Class A)	4,184
102,835	*	MGM Mirage	938
888,733		Starwood Hotels & Resorts Worldwide, Inc	32,501
86,764		Wyndham Worldwide Corp	1,750
516,800	*	Wynn Macau Ltd	637

		TOTAL HOTELS AND OTHER LODGING PLACES	51,347

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.35%
832,028		3M Co	68,784
177,288	*	AGCO Corp	5,733
1,011,694		Applied Materials, Inc	14,103
1,335,458	*	Brocade Communications Systems, Inc	10,190
19,613		Bucyrus International, Inc (Class A)	1,106
17,071		Carlisle Cos, Inc	585
330,258		Caterpillar, Inc	18,821
73,590		Cummins, Inc	3,375
115,218		Deere & Co	6,232
2,191,829	*	Dell, Inc	31,475
64,348		Diebold, Inc	1,831
83,672		Donaldson Co, Inc	3,559
277,013		Dover Corp	11,527
90,924	*	Dresser-Rand Group, Inc	2,874
1,718,054	*	EMC Corp	30,014
1,252,483		Emerson Electric Co	53,356
128,207		Flowserve Corp	12,119
134,072	*	FMC Technologies, Inc	7,755
31,674		Graco, Inc	905
3,317,753		Hewlett-Packard Co	170,897
53,269		IDEX Corp	1,659
2,079,413		International Business Machines Corp	272,196
682,475		International Game Technology	12,809
140,052		ITT Industries, Inc	6,966
104,377		Jabil Circuit, Inc	1,813
401,304		Johnson Controls, Inc	10,932
363,069		Joy Global, Inc	18,731
138,944	*	Lam Research Corp	5,448

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

50,458		Lennox International, Inc	$1,970
88,024	*	Micros Systems, Inc	2,731
198,961		Northrop Grumman Corp	11,112
128,170		Pall Corp	4,640
474,592		Raytheon Co	24,451
122,178	*	SanDisk Corp	3,542
74,707	*	Scientific Games Corp (Class A)	1,087
700,222		Seagate Technology, Inc	12,737
155,244	*	Teradata Corp	4,879
247,651	*	Terex Corp	4,906
39,196		Toro Co	1,639
138,253	*	Varian Medical Systems, Inc	6,477
359,944	*	Western Digital Corp	15,892
59,321	*	Zebra Technologies Corp (Class A)	1,682

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	883,540

INSTRUMENTS AND RELATED PRODUCTS - 4.15%
1,190,576	*	Agilent Technologies, Inc	36,991
183,004		Alcon, Inc	30,077
335,610		Allergan, Inc	21,147
110,069		Bard (C.R.), Inc	8,574
1,198,708		Baxter International, Inc	70,339
77,005		Beckman Coulter, Inc	5,039
264,120		Becton Dickinson & Co	20,829
21,373	*	Bio-Rad Laboratories, Inc (Class A)	2,062
1,989,129	*	Boston Scientific Corp	17,902
649,474		Danaher Corp	48,840
161,840		Dentsply International, Inc	5,692
163,769	*	Flir Systems, Inc	5,359
100,042		Garmin Ltd	3,071
26,990		Hillenbrand, Inc	508
27,054	*	Hologic, Inc	392
135,447	*	Illumina, Inc	4,151
41,819	*	Intuitive Surgical, Inc	12,685
40,525	*	Itron, Inc	2,738
1,549,033		Medtronic, Inc	68,126
36,613	*	Mettler-Toledo International, Inc	3,844
61,334	*	Millipore Corp	4,438
62,036		National Instruments Corp	1,827
30,602		PerkinElmer, Inc	630
82,544	*	Resmed, Inc	4,315
14,637		Rockwell Automation, Inc	688
673,584		Rockwell Collins, Inc	37,290
589,767		Roper Industries, Inc	30,886
381,973	*	St. Jude Medical, Inc	14,049
373,021		Stryker Corp	18,789

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

41,480		Techne Corp	$2,844
186,429	*	Teradyne, Inc	2,000
37,212	*	Thermo Electron Corp	1,775
131,714	*	Trimble Navigation Ltd	3,319
106,291	*	Waters Corp	6,586

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	497,802

INSURANCE AGENTS, BROKERS AND SERVICE - 0.08%
101,651		Arthur J. Gallagher & Co	2,288
91,421		Brown & Brown, Inc	1,643
43,368		Marsh & McLennan Cos, Inc	958
138,162	*	Verisk Analytics, Inc	4,184

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	9,073

INSURANCE CARRIERS - 1.35%
209,219		ACE Ltd	10,545
354,104		Aetna, Inc	11,225
1,116,555		Aflac, Inc	51,640
396,015		Axis Capital Holdings Ltd	11,251
203,865		Cigna Corp	7,190
16,196	*	CNA Financial Corp	389
17,160		Endurance Specialty Holdings Ltd	639
23,031		Erie Indemnity Co (Class A)	899
40,138		Fidelity National Title Group, Inc (Class A)	540
231,931	*	Genworth Financial, Inc (Class A)	2,632
4,013		Hanover Insurance Group, Inc	178
67,779	*	Humana, Inc	2,975
73,290	*	Leucadia National Corp	1,744
104,976		Lincoln National Corp	2,612
90,413		PartnerRe Ltd	6,750
535,598		Principal Financial Group	12,876
75,660	*	Progressive Corp	1,361
392,427		Prudential Financial, Inc	19,527
8,126		Reinsurance Group of America, Inc (Class A)	387
16,850		Validus Holdings Ltd	454
51,049		W.R. Berkley Corp	1,258
263,068	*	WellPoint, Inc	15,334

		TOTAL INSURANCE CARRIERS	162,406

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%**
14,997	*	Corrections Corp of America	368

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	368

LEATHER AND LEATHER PRODUCTS - 0.24%
784,392		Coach, Inc	28,654

		TOTAL LEATHER AND LEATHER PRODUCTS	28,654

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

LEGAL SERVICES - 0.02%
57,064	*	FTI Consulting, Inc	$2,691

		TOTAL LEGAL SERVICES	2,691

METAL MINING - 1.20%
267,509		Anglo American plc	11,585
165,212		Barrick Gold Corp	6,506
88,170		Cleveland-Cliffs, Inc	4,064
1,818,534		Companhia Vale do Rio Doce (ADR)	52,793
480,548	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	38,583
526,888		Newmont Mining Corp	24,927
12,733		Royal Gold, Inc	600
141,860		Southern Copper Corp (NY)	4,668

		TOTAL METAL MINING	143,726

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
11,969		Armstrong World Industries, Inc	466
352,751		Hasbro, Inc	11,309
41,404	*	Intrepid Potash, Inc	1,208
226,438		Jarden Corp	6,999
306,739		Mattel, Inc	6,129

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	26,111

MISCELLANEOUS RETAIL - 2.68%
1,162,576	*	Amazon.com, Inc	156,390
11,712		Barnes & Noble, Inc	223
885,779		CVS Corp	28,531
95,230	*	Dick’s Sporting Goods, Inc	2,368
182,108	*	Dollar Tree, Inc	8,796
53,813	*	Marvel Entertainment, Inc	2,910
46,405		MSC Industrial Direct Co (Class A)	2,181
67,687	*	Office Depot, Inc	437
137,429		Petsmart, Inc	3,668
182,776	*	Priceline.com, Inc	39,937
1,058,675		Staples, Inc	26,033
123,904		Tiffany & Co	5,328
1,225,100		Walgreen Co	44,985

		TOTAL MISCELLANEOUS RETAIL	321,787

MOTION PICTURES - 0.42%
177,531	*	Discovery Communications, Inc (Class A)	5,445
286,147	*	Discovery Communications, Inc (Class C)	7,589
76,696	*	Macrovision Solutions Corp	2,444

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

42,281		Regal Entertainment Group (Class A)	$611
57,420		Scripps Networks Interactive (Class A)	2,383
1,012,519		Time Warner, Inc	29,504
164,062	*	tw telecom inc (Class A)	2,812

		TOTAL MOTION PICTURES	50,788

NONDEPOSITORY INSTITUTIONS - 0.29%
203,575		American Express Co	8,249
33,889	*	AmeriCredit Corp	645
502,119		Capital One Financial Corp	19,251
54,041		CapitalSource, Inc	215
214,194		GLG Partners, Inc	690
105,264		Lender Processing Services, Inc	4,280
111,897	*	SLM Corp	1,261
2,300		Student Loan Corp	107

		TOTAL NONDEPOSITORY INSTITUTIONS	34,698

NONMETALLIC MINERALS, EXCEPT FUELS - 0.01%
19,001		Compass Minerals International, Inc	1,277

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,277

OIL AND GAS EXTRACTION - 3.26%
474,252		Anadarko Petroleum Corp	29,603
137,667		Apache Corp	14,203
53,664	*	Atwood Oceanics, Inc	1,924
466,516	*	Cameron International Corp	19,500
28,543	*	CNX Gas Corp	843
5,644	*	Comstock Resources, Inc	229
550,619	*	Concho Resources, Inc	24,723
15,556	*	Continental Resources, Inc	667
239,873		Crescent Point Energy Corp	9,057
557,509	*	Denbury Resources, Inc	8,251
186,556		Diamond Offshore Drilling, Inc	18,361
144,337		Equitable Resources, Inc	6,339
137,592		EXCO Resources, Inc	2,921
34,700	*	Exterran Holdings, Inc	744
46,056	*	Forest Oil Corp	1,025
37,635		Helmerich & Payne, Inc	1,501
102,540	*	Mariner Energy, Inc	1,190
1,440,471		National Oilwell Varco, Inc	63,511
763,076		Occidental Petroleum Corp	62,077
58,358	*	Oceaneering International, Inc	3,415
26,610		Patterson-UTI Energy, Inc	408
332,364	*	PetroHawk Energy Corp	7,973
287,149		Petroleo Brasileiro S.A. (ADR)	13,691
83,998	*	Plains Exploration & Production Co	2,323

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

90,339	*	Pride International, Inc	$2,883
131,634	*	Quicksilver Resources, Inc	1,976
212,094		Range Resources Corp	10,573
23,827		Rowan Cos, Inc	539
794,964		Schlumberger Ltd	51,745
8,222	*	Seahawk Drilling, Inc	185
156,898		Smith International, Inc	4,263
378,393	*	Southwestern Energy Co	18,239
20,351		St. Mary Land & Exploration Co	697
124,906		XTO Energy, Inc	5,812

		TOTAL OIL AND GAS EXTRACTION	391,391

PAPER AND ALLIED PRODUCTS - 0.31%
90,744		Greif, Inc (Class A)	4,898
500,622		Kimberly-Clark Corp	31,895
11,860		Packaging Corp of America	273

		TOTAL PAPER AND ALLIED PRODUCTS	37,066

PERSONAL SERVICES - 0.08%
27,161		Cintas Corp	708
374,621		H&R Block, Inc	8,474
5,012		Weight Watchers International, Inc	146

		TOTAL PERSONAL SERVICES	9,328

PETROLEUM AND COAL PRODUCTS - 1.07%
7,772		Ashland, Inc	308
1,516,239	c	Exxon Mobil Corp	103,392
91,610		Frontier Oil Corp	1,103
45,525		Holly Corp	1,167
246,404		Suncor Energy, Inc	8,701
62,888		Tesoro Corp	852
171,951		Walter Industries, Inc	12,949

		TOTAL PETROLEUM AND COAL PRODUCTS	128,472

PRIMARY METAL INDUSTRIES - 0.56%
500,074		Alcoa, Inc	8,061
10,460		Hubbell, Inc (Class B)	495
417,778		Precision Castparts Corp	46,102
18,640		Schnitzer Steel Industries, Inc (Class A)	889
65,605		Vallourec	11,869

		TOTAL PRIMARY METAL INDUSTRIES	67,416

PRINTING AND PUBLISHING - 0.20%
58,629		Dun & Bradstreet Corp	4,947
45,056		John Wiley & Sons, Inc (Class A)	1,887
346,890		McGraw-Hill Cos, Inc	11,624

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

110,377	*	MSCI, Inc (Class A)	$3,510
14,400		New York Times Co (Class A)	178
59,089		R.R. Donnelley & Sons Co	1,316

		TOTAL PRINTING AND PUBLISHING	23,462

RAILROAD TRANSPORTATION - 0.60%
330,518		CSX Corp	16,027
45,892	*	Kansas City Southern Industries, Inc	1,528
335,058		Norfolk Southern Corp	17,564
580,372		Union Pacific Corp	37,085

		TOTAL RAILROAD TRANSPORTATION	72,204

REAL ESTATE - 0.05%
259,887	*	CB Richard Ellis Group, Inc (Class A)	3,527
100,876	*	St. Joe Co	2,914

		TOTAL REAL ESTATE	6,441

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.12%
270,627	*	Goodyear Tire & Rubber Co	3,816
687,299		Newell Rubbermaid, Inc	10,316

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	14,132

SECURITY AND COMMODITY BROKERS - 2.19%
24,006		Ameriprise Financial, Inc	932
62,020		BlackRock, Inc	14,401
95,018		Broadridge Financial Solutions, Inc	2,144
2,498,191		Charles Schwab Corp	47,015
4,297		CME Group, Inc	1,444
128,425		Eaton Vance Corp	3,905
89,795		Federated Investors, Inc (Class B)	2,469
127,698		Franklin Resources, Inc	13,453
563,078		Goldman Sachs Group, Inc	95,069
21,991		Greenhill & Co, Inc	1,765
80,271	*	IntercontinentalExchange, Inc	9,014
503,768		Invesco Ltd	11,834
6,282	*	Investment Technology Group, Inc	124
176,623		Janus Capital Group, Inc	2,376
99,017	*	Jefferies Group, Inc	2,350
82,994		Lazard Ltd (Class A)	3,151
725,252		Morgan Stanley	21,467
21,551	*	Morningstar, Inc	1,042
66,762	*	Nasdaq Stock Market, Inc	1,323
73,954		NYSE Euronext	1,871
131,870		SEI Investments Co	2,310
281,614		T Rowe Price Group, Inc	14,996
285,065	*	TD Ameritrade Holding Corp	5,525

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

94,241		Waddell & Reed Financial, Inc (Class A)	$2,878

		TOTAL SECURITY AND COMMODITY BROKERS	262,858

STONE, CLAY, AND GLASS PRODUCTS - 0.54%
2,231,144		Corning, Inc	43,083
47,103		Eagle Materials, Inc	1,227
149,180		Gentex Corp	2,663
18,613		Martin Marietta Materials, Inc	1,664
44,663	*	Owens Corning, Inc	1,145
490,878	*	Owens-Illinois, Inc	16,135

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	65,917

TOBACCO PRODUCTS - 1.94%
3,475,728		Altria Group, Inc	68,229
294,522		Lorillard, Inc	23,630
2,929,208		Philip Morris International, Inc	141,158

		TOTAL TOBACCO PRODUCTS	233,017

TRANSPORTATION BY AIR - 0.34%
371,090	*	AMR Corp	2,869
153,840	*	Continental Airlines, Inc (Class B)	2,757
33,857		Copa Holdings S.A. (Class A)	1,844
851,474	*	Delta Air Lines, Inc	9,690
242,886		FedEx Corp	20,269
258,738		Southwest Airlines Co	2,957

		TOTAL TRANSPORTATION BY AIR	40,386

TRANSPORTATION EQUIPMENT - 2.56%
53,187	*	BE Aerospace, Inc	1,250
1,125,866		Boeing Co	60,944
8,600	*	Federal Mogul Corp (Class A)	149
145,403		General Dynamics Corp	9,912
273,969		Goodrich Corp	17,603
62,823		Harsco Corp	2,025
1,330,977		Honeywell International, Inc	52,174
595,676		Lockheed Martin Corp	44,884
70,119	*	Navistar International Corp	2,710
370,289		Paccar, Inc	13,430
40,060	*	Spirit Aerosystems Holdings, Inc (Class A)	796
21,473		Thor Industries, Inc	674
42,319		TransDigm Group, Inc	2,010
74,923	*	TRW Automotive Holdings Corp	1,789
1,384,129		United Technologies Corp	96,072
50,935		Westinghouse Air Brake Technologies Corp	2,080

		TOTAL TRANSPORTATION EQUIPMENT	308,502

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION SERVICES - 0.18%
185,570		CH Robinson Worldwide, Inc	$10,899
234,057		Expeditors International Washington, Inc	8,129
23,453		GATX Corp	674
105,329		UTI Worldwide, Inc	1,508

		TOTAL TRANSPORTATION SERVICES	21,210

TRUCKING AND WAREHOUSING - 0.50%
17,549		Con-way, Inc	613
95,257		J.B. Hunt Transport Services, Inc	3,074
55,082		Landstar System, Inc	2,136
946,042		United Parcel Service, Inc (Class B)	54,274

		TOTAL TRUCKING AND WAREHOUSING	60,097

WATER TRANSPORTATION - 0.07%
219,326	*	Carnival Corp	6,950
13,375	*	Kirby Corp	466
47,391	*	Royal Caribbean Cruises Ltd	1,198
20,913		Teekay Corp	486

		TOTAL WATER TRANSPORTATION	9,100

WHOLESALE TRADE-DURABLE GOODS - 0.22%
53,448	*	Arrow Electronics, Inc	1,583
117,562		BorgWarner, Inc	3,906
21,500	*	Emdeon, Inc	328
151,216	*	LKQ Corp	2,962
109,217	*	Patterson Cos, Inc	3,056
329,608	*	Talecris Biotherapeutics Holdings Corp	7,340
67,819		W.W. Grainger, Inc	6,567
25,526	*	WESCO International, Inc	689

		TOTAL WHOLESALE TRADE-DURABLE GOODS	26,431

WHOLESALE TRADE-NONDURABLE GOODS - 0.54%
69,257		Allscripts Healthcare Solutions, Inc	1,401
83,228		Brown-Forman Corp (Class B)	4,459
613,651	*	Dean Foods Co	11,070
200,628	*	Endo Pharmaceuticals Holdings, Inc	4,115
38,291	*	Green Mountain Coffee Roasters, Inc	3,120
99,640	*	Henry Schein, Inc	5,241
292,173		Herbalife Ltd	11,853
650,464		Sysco Corp	18,174
179,107		Terra Industries, Inc	5,765
5,900		Valhi, Inc	83

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	65,281

		TOTAL COMMON STOCKS	11,772,182

		(Cost $10,445,186)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL	ISSUER	MATURITY DATE	VALUE (000)

SHORT TERM INVESTMENTS - 1.81%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.24%
$8,685,000	Federal Home Loan Bank (FHLB)	1/15/10	$8,685
20,350,000	FHLB	1/20/10	20,350

	TOTAL U.S. GOVERNMENT AND AGENCIES
	DISCOUNT NOTES		29,035

U.S. TREASURY BILLS - 1.57%
21,685,000	United States Cash Management Bills	6/10/10	21,668
36,000,000	United States Cash Management Bills	7/15/10	35,961
78,345,000	United States Treasury Bills	5/20/10	78,302
53,000,000	United States Treasury Bills	6/24/10	52,953

	TOTAL U.S. TREASURY BILLS		188,884

	TOTAL SHORT-TERM INVESTMENTS		217,919

	(Cost $217,902)

	TOTAL PORTFOLIO - 99.81%		11,990,101
	(Cost $10,663,088)

	OTHER ASSETS & LIABILITIES, NET - 0.19%		22,817

	NET ASSETS - 100.00%		$12,012,918

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
c	All or a portion of these securities has been segregated by the Custodian to cover margin or other requirements on future contracts in the amount of $12,251,272.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY
December 31, 2009

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$11,486,585	95.80%

TOTAL DOMESTIC	11,486,585	95.80

FOREIGN
BELGIUM	15,458	0.13
BERMUDA	454	0.00	**
BRAZIL	66,483	0.55
CANADA	24,264	0.20
CHINA	16,974	0.14
FRANCE	11,869	0.10
GUERNSEY, C.I.	987	0.01
IRELAND	37,265	0.31
ISRAEL	90,747	0.76
MACAU	637	0.01
MEXICO	4,669	0.04
NORWAY	485	0.00	**
PANAMA	1,844	0.02
SWITZERLAND	219,795	1.83
UNITED KINGDOM	11,585	0.10

TOTAL FOREIGN	503,516	4.20

TOTAL PORTFOLIO	$11,990,101	100.00%

** Percentage represents less than 0.01%.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2009

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.47%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
31,603	*	Chiquita Brands International, Inc	$570
2,482		Griffin Land & Nurseries, Inc (Class A)	72

		TOTAL AGRICULTURAL PRODUCTION-CROPS	642

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
9,480		Cal-Maine Foods, Inc	323
269		Seaboard Corp	363

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	686

AGRICULTURAL SERVICES - 0.02%
8,402	*	Cadiz, Inc	101
7,129		Calavo Growers, Inc	121
68,810	*	VCA Antech, Inc	1,715

		TOTAL AGRICULTURAL SERVICES	1,937

AMUSEMENT AND RECREATION SERVICES - 0.63%
41,654	*	Bally Technologies, Inc	1,720
6,588		Churchill Downs, Inc	246
9,373		Dover Downs Gaming & Entertainment, Inc	35
251,247	*	Electronic Arts, Inc	4,460
24,089		International Speedway Corp (Class A)	685
14,530	*	Lakes Entertainment, Inc	36
30,709	*	Life Time Fitness, Inc	766
64,272	*	Live Nation, Inc	547
20,438	*	Multimedia Games, Inc	123
51,327	*	Penn National Gaming, Inc	1,395
48,180	*	Pinnacle Entertainment, Inc	433
9,984		Speedway Motorsports, Inc	176
26,504	*	Ticketmaster	324
11,514	*	Town Sports International Holdings, Inc	27
1,442,069		Walt Disney Co	46,507
39,735	*	Warner Music Group Corp	225
40,586	*	WMS Industries, Inc	1,624
22,569		World Wrestling Entertainment, Inc (Class A)	346
22,701	*	Youbet.com, Inc	64

		TOTAL AMUSEMENT AND RECREATION SERVICES	59,739

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

APPAREL AND ACCESSORY STORES - 0.64%
67,218		Abercrombie & Fitch Co (Class A)	$2,343
50,961	*	Aeropostale, Inc	1,735
57,123	*	American Apparel, Inc	177
130,540		American Eagle Outfitters, Inc	2,217
47,813	*	AnnTaylor Stores Corp	652
23,033		Bebe Stores, Inc	144
32,106		Brown Shoe Co, Inc	317
19,480		Buckle, Inc	570
43,571	*	Carter’s, Inc	1,144
21,208		Cato Corp (Class A)	425
84,814	*	Charming Shoppes, Inc	549
136,751	*	Chico’s FAS, Inc	1,921
17,847	*	Children’s Place Retail Stores, Inc	589
27,159		Christopher & Banks Corp	207
12,866	*	Citi Trends, Inc	355
48,995	*	Collective Brands, Inc	1,116
3,762	*	Destination Maternity Corp	71
41,551	*	Dress Barn, Inc	960
12,248	*	DSW, Inc (Class A)	317
34,177		Finish Line, Inc (Class A)	429
119,112		Foot Locker, Inc	1,327
373,577		Gap, Inc	7,827
31,627	*	Hot Topic, Inc	201
40,087	*	J Crew Group, Inc	1,793
14,743	*	JOS A Bank Clothiers, Inc	622
236,701	*	Kohl’s Corp	12,766
204,693		Limited Brands, Inc	3,938
31,095	*	Lululemon Athletica, Inc	936
15,006	*	New York & Co, Inc	64
126,477		Nordstrom, Inc	4,754
78,597	*	Pacific Sunwear Of California, Inc	313
98,853		Ross Stores, Inc	4,222
5,056	*	Shoe Carnival, Inc	103
30,798		Stage Stores, Inc	381
4,598	*	Syms Corp	33
24,891		Talbots, Inc	222
25,346	*	Under Armour, Inc (Class A)	691
98,352	*	Urban Outfitters, Inc	3,441
73,584	*	Wet Seal, Inc (Class A)	254

		TOTAL APPAREL AND ACCESSORY STORES	60,126

APPAREL AND OTHER TEXTILE PRODUCTS - 0.40%
9,339		Columbia Sportswear Co	365

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,368	*	G-III Apparel Group Ltd	$203
46,020		Guess ?, Inc	1,947
22,405	*	Gymboree Corp	974
72,404	*	Hanesbrands, Inc	1,746
66,643		Jones Apparel Group, Inc	1,070
80,414	*	Liz Claiborne, Inc	453
13,600	*	Maidenform Brands, Inc	227
280,036		Nike, Inc (Class B)	18,501
39,553		Phillips-Van Heusen Corp	1,609
42,391		Polo Ralph Lauren Corp (Class A)	3,433
105,727	*	Quiksilver, Inc	214
19,300	*	True Religion Apparel, Inc	357
70,015		VF Corp	5,127
35,032	*	Warnaco Group, Inc	1,479

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	37,705

AUTO REPAIR, SERVICES AND PARKING - 0.06%
7,541	*	Amerco, Inc	375
23,658	*	Dollar Thrifty Automotive Group, Inc	606
142,929	*	Hertz Global Holdings, Inc	1,703
10,010	*	Midas, Inc	85
12,456		Monro Muffler, Inc	417
43,349		Ryder System, Inc	1,784
7,402	*	Standard Parking Corp	118
31,100	*	Wright Express Corp	991

		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,079

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.21%
74,507		Advance Auto Parts	3,016
6,968	*	America’s Car-Mart, Inc	183
27,020	*	Asbury Automotive Group, Inc	312
55,689	*	Autonation, Inc	1,066
23,580	*	Autozone, Inc	3,727
168,907	*	Carmax, Inc	4,097
50,728	*	Copart, Inc	1,858
13,017	*	Lithia Motors, Inc (Class A)	107
105,720	*	O’Reilly Automotive, Inc	4,030
29,308		Penske Auto Group, Inc	445
21,664	*	Rush Enterprises, Inc (Class A)	258
27,187		Sonic Automotive, Inc (Class A)	282

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	19,381

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.74%
7,599	*	Builders FirstSource, Inc	29
103,159		Fastenal Co	4,296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,317,011		Home Depot, Inc	$38,101
1,142,109		Lowe’s Cos, Inc	26,714
10,841	*	Lumber Liquidators, Inc	290

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	69,430

BUSINESS SERVICES - 8.23%
301,109	*	3Com Corp	2,258
10,702	*	3D Systems Corp	121
36,649		Aaron Rents, Inc	1,016
34,759		ABM Industries, Inc	718
24,912	*	Acacia Research (Acacia Technologies)	227
27,282	*	ACI Worldwide, Inc	468
35,015	*	ActivIdentity Corp	82
428,781	*	Activision Blizzard, Inc	4,764
40,528	*	Actuate Corp	173
52,067	*	Acxiom Corp	699
16,355		Administaff, Inc	386
406,666	*	Adobe Systems, Inc	14,957
12,368	*	Advent Software, Inc	504
70,531	*	Affiliated Computer Services, Inc (Class A)	4,210
39,824		Aircastle Ltd	392
136,722	*	Akamai Technologies, Inc	3,463
41,169	*	Alliance Data Systems Corp	2,659
149,614	*	Amdocs Ltd	4,268
26,021	*	American Reprographics Co	182
15,720	*	American Software, Inc (Class A)	94
25,829	*	AMICAS, Inc	141
23,326	*	AMN Healthcare Services, Inc	211
6,900	*	Ancestry.com, Inc	97
67,294	*	Ansys, Inc	2,925
20,202	*	APAC Customer Services, Inc	120
22,243		Arbitron, Inc	521
14,282	*	ArcSight, Inc	365
68,046	*	Ariba, Inc	852
99,812	*	Art Technology Group, Inc	450
11,658	*	Asset Acceptance Capital Corp	79
25,682	*	athenahealth, Inc	1,162
177,292	*	Autodesk, Inc	4,505
391,127		Automatic Data Processing, Inc	16,749
80,768	*	Avis Budget Group, Inc	1,060
6,166		Barrett Business Services, Inc	76
36,447		BGC Partners, Inc (Class A)	168
31,258		Blackbaud, Inc	739
24,220	*	Blackboard, Inc	1,099
30,392	*	Blue Coat Systems, Inc	867
143,883	*	BMC Software, Inc	5,770

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,249	*	Bottomline Technologies, Inc	$338
80,973	*	BPZ Energy, Inc	769
37,869		Brady Corp (Class A)	1,136
34,910		Brink’s Co	850
35,022	*	Brink’s Home Security Holdings, Inc	1,143
307,836		CA, Inc	6,914
23,036	*	CACI International, Inc (Class A)	1,125
201,713	*	Cadence Design Systems, Inc	1,208
5,462	*	CAI International, Inc	49
21,031	*	Callidus Software, Inc	64
11,193	*	Capella Education Co	843
30,613	*	Cavium Networks, Inc	730
41,673	*	CBIZ, Inc	321
52,498	*	Cerner Corp	4,328
22,101	*	Chordiant Software, Inc	61
52,926	*	Ciber, Inc	183
140,718	*	Citrix Systems, Inc	5,855
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	291
7,443	*	Clinical Data, Inc	136
35,274	*	Cogent Communications Group, Inc	348
30,867	*	Cogent, Inc	321
32,766		Cognex Corp	581
225,879	*	Cognizant Technology Solutions Corp (Class A)	10,232
30,771	*	Commvault Systems, Inc	729
14,638		Compass Diversified Trust	187
15,742	*	Compellent Technologies, Inc	357
9,637		Computer Programs & Systems, Inc	444
117,156	*	Computer Sciences Corp	6,740
11,045	*	Computer Task Group, Inc	88
186,043	*	Compuware Corp	1,345
11,985	*	COMSYS IT Partners, Inc	107
31,023	*	Concur Technologies, Inc	1,326
18,777	*	Constant Contact, Inc	300
76,174	*	Convergys Corp	819
14,866	*	CoStar Group, Inc	621
29,162	*	CSG Systems International, Inc	557
55,466	*	Cybersource Corp	1,115
30,663	*	DealerTrack Holdings, Inc	576
13,498	*	Deltek, Inc	105
37,676		Deluxe Corp	557
11,372	*	Dice Holdings, Inc	74
29,296	*	Digital River, Inc	791
24,156	*	DivX, Inc	136
12,741	*	Double-Take Software, Inc	127
29,407	*	DST Systems, Inc	1,281
6,729	*	Dynamics Research Corp	71

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,300	*	DynCorp International, Inc (Class A)	$263
82,942		Earthlink, Inc	689
869,484	*	eBay, Inc	20,468
4,491	*	Ebix, Inc	219
24,998	*	Echelon Corp	289
42,934	*	Eclipsys Corp	795
11,677		Electro Rent Corp	135
39,428	*	Electronics for Imaging, Inc	513
5,263	*	eLoyalty Corp	36
42,487	*	Epicor Software Corp	324
25,591	*	EPIQ Systems, Inc	358
97,623		Equifax, Inc	3,016
98,710	*	Evergreen Energy, Inc	34
13,663	*	ExlService Holdings, Inc	248
140,851	*	Expedia, Inc	3,620
60,565	*	F5 Networks, Inc	3,209
32,751		Factset Research Systems, Inc	2,157
36,812		Fair Isaac Corp	784
22,225	*	FalconStor Software, Inc	90
254,848		Fidelity National Information Services, Inc	5,974
120,866	*	Fiserv, Inc	5,860
11,266	*	Forrester Research, Inc	292
43,182	*	Gartner, Inc	779
31,343	*	Global Cash Access, Inc	235
12,411	*	Global Sources Ltd	78
185,900	*	Google, Inc (Class A)	115,255
12,334	*	GSE Systems, Inc	68
21,180	*	H&E Equipment Services, Inc	222
30,102	*	Hackett Group, Inc	84
33,142		Healthcare Services Group	711
28,656		Heartland Payment Systems, Inc	376
3,513	*	HeartWare International, Inc	125
14,300		Heidrick & Struggles International, Inc	447
20,018	*	HMS Holdings Corp	975
10,436	*	i2 Technologies, Inc	200
4,942	*	ICT Group, Inc	81
12,987		iGate Corp	130
38,062	*	IHS, Inc (Class A)	2,086
5,713		Imergent, Inc	35
145,041		IMS Health, Inc	3,054
20,612		infoGROUP, Inc	165
67,760	*	Informatica Corp	1,752
23,086	*	Infospace, Inc	198
22,974	*	Innerworkings, Inc	136
17,040	*	Innodata Isogen, Inc	94
11,404	*	Integral Systems, Inc	99

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,864		Interactive Data Corp	$806
9,285	*	Interactive Intelligence, Inc	171
34,783	*	Internap Network Services Corp	163
21,159	*	Internet Brands, Inc (Class A)	166
32,107	*	Internet Capital Group, Inc	214
376,254	*	Interpublic Group of Cos, Inc	2,777
252,060	*	Intuit, Inc	7,741
23,825	*	inVentiv Health, Inc	385
36,908		Ipass, Inc	38
140,177	*	Iron Mountain, Inc	3,190
64,362		Jack Henry & Associates, Inc	1,488
18,698	*	JDA Software Group, Inc	476
404,788	*	Juniper Networks, Inc	10,796
20,372		Kelly Services, Inc (Class A)	243
17,839	*	Kenexa Corp	233
10,875		Keynote Systems, Inc	119
21,985	*	Kforce, Inc	275
19,259	*	Knot, Inc	194
34,304	*	Korn/Ferry International	566
43,697	*	Lamar Advertising Co (Class A)	1,359
99,271	*	Lawson Software, Inc	660
21,868	*	Limelight Networks, Inc	86
44,720	*	Lionbridge Technologies	103
10,323	*	Liquidity Services, Inc	104
31,275	*	Liveperson, Inc	218
7,000	*	LogMeIn, Inc	140
19,563	*	Manhattan Associates, Inc	470
60,033		Manpower, Inc	3,277
18,898	*	Mantech International Corp (Class A)	912
16,386		Marchex, Inc (Class B)	83
66,277		Mastercard, Inc (Class A)	16,965
120,113	*	McAfee, Inc	4,873
8,500	*	Medidata Solutions, Inc	133
72,751	*	Mentor Graphics Corp	642
5,983,277		Microsoft Corp	182,431
6,831	*	MicroStrategy, Inc (Class A)	642
33,165	*	ModusLink Global Solutions, Inc	312
62,930	*	MoneyGram International, Inc	181
17,209	*	Monotype Imaging Holdings, Inc	155
96,312	*	Monster Worldwide, Inc	1,676
147,016		Moody’s Corp	3,940
117,341	*	Move, Inc	195
71,559	*	MPS Group, Inc	983
7,188	*	NCI, Inc (Class A)	199
122,276	*	NCR Corp	1,361
24,391	*	Ness Technologies, Inc	120

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,422	*	NetFlix, Inc	$1,788
21,523	*	Netscout Systems, Inc	315
12,764	*	NetSuite, Inc	204
22,651	*	Network Equipment Technologies, Inc	92
38,877		NIC, Inc	355
263,166	*	Novell, Inc	1,092
177,541	*	Nuance Communications, Inc	2,759
240,592		Omnicom Group, Inc	9,418
25,372	*	On Assignment, Inc	181
14,464	*	Online Resources Corp	76
2,386	*	OpenTable, Inc	61
9,552		Opnet Technologies, Inc	116
2,962,566		Oracle Corp	72,702
90,859	*	Parametric Technology Corp	1,485
14,951		PC-Tel, Inc	89
10,922		Pegasystems, Inc	371
20,679	*	Perficient, Inc	174
12,149	*	Pervasive Software, Inc	59
35,033	*	Phase Forward, Inc	538
19,353	*	Phoenix Technologies Ltd	53
13,016	*	Portfolio Recovery Associates, Inc	584
46,371	*	Premiere Global Services, Inc	383
31,976	*	Progress Software Corp	934
14,689	*	PROS Holdings, Inc	152
8,302		QAD, Inc	51
18,284		Quality Systems, Inc	1,148
52,171	*	Quest Software, Inc	960
50,966	*	Rackspace Hosting, Inc	1,063
21,037	*	Radiant Systems, Inc	219
15,185	*	Radisys Corp	145
82,046	*	Raser Technologies, Inc	102
72,153	*	RealNetworks, Inc	268
145,532	*	Red Hat, Inc	4,497
5,893		Renaissance Learning, Inc	67
53,565	*	Rent-A-Center, Inc	949
5,075		Rewards Network, Inc	64
20,163	*	RightNow Technologies, Inc	350
16,664	*	Riskmetrics Group Inc	265
116,240		Robert Half International, Inc	3,107
33,789		Rollins, Inc	651
4,798	*	Rosetta Stone, Inc	86
34,156	*	RSC Holdings, Inc	240
41,988	*	S1 Corp	274
18,173	*	Saba Software, Inc	75
84,213	*	Salesforce.com, Inc	6,212
70,737	*	Sapient Corp	585

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,806	*	Smith Micro Software, Inc	$190
23,020	*	Sohu.com, Inc	1,319
9,112	*	SolarWinds, Inc	210
45,445	*	SonicWALL, Inc	346
165,491	*	Sonus Networks, Inc	349
51,448		Sotheby’s (Class A)	1,157
20,938	*	Sourcefire, Inc	560
42,038	*	Spherion Corp	236
31,079	*	SRA International, Inc (Class A)	594
9,634	*	StarTek, Inc	72
14,356	*	Stratasys, Inc	248
35,828	*	SuccessFactors, Inc	594
575,173	*	Sun Microsystems, Inc	5,389
32,388	*	SupportSoft, Inc	86
64,953	*	Sybase, Inc	2,819
26,699	*	SYKES Enterprises, Inc	680
639,809	*	Symantec Corp	11,446
17,694	*	Synchronoss Technologies, Inc	280
14,793	*	SYNNEX Corp	454
112,895	*	Synopsys, Inc	2,515
9,061		Syntel, Inc	345
61,427		Take-Two Interactive Software, Inc	617
11,400		TAL International Group, Inc	151
30,543	*	Taleo Corp (Class A)	718
5,765	*	TechTarget, Inc	32
26,717	*	TeleTech Holdings, Inc	535
7,088		Textainer Group Holdings Ltd	120
48,928	*	THQ, Inc	247
137,923	*	TIBCO Software, Inc	1,328
13,125	*	Tier Technologies, Inc	105
19,243	*	TNS, Inc	494
124,011		Total System Services, Inc	2,142
25,593	*	TradeStation Group, Inc	202
4,369	*	Travelzoo, Inc	54
37,265	*	TrueBlue, Inc	552
17,682	*	Ultimate Software Group, Inc	519
6,599	*	Unica Corp	51
32,818	*	Unisys Corp	1,265
61,183		United Online, Inc	440
49,976	*	United Rentals, Inc	490
68,260	*	Valueclick, Inc	691
19,828	*	Vasco Data Security International	124
149,625	*	VeriSign, Inc	3,626
15,178		Viad Corp	313
5,940	*	Virtusa Corp	54
348,821		Visa, Inc (Class A)	30,508

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

39,323	*	VMware, Inc (Class A)	$1,667
11,624	*	Vocus, Inc	209
12,149	*	Volt Information Sciences, Inc	121
42,000	*	WebMD Health Corp (Class A)	1,617
33,540	*	Websense, Inc	586
19,543	*	Website Pros, Inc	128
920,677	*	Yahoo!, Inc	15,449

		TOTAL BUSINESS SERVICES	775,298

CHEMICALS AND ALLIED PRODUCTS - 11.48%
1,197,975		Abbott Laboratories	64,679
4,621	*	Abraxis Bioscience, Inc	187
29,951	*	Acorda Therapeutics, Inc	755
6,188	*	Acura Pharmaceuticals, Inc	33
33,118	*	Adolor Corp	48
163,723		Air Products & Chemicals, Inc	13,272
17,349	*	Albany Molecular Research, Inc	158
71,187		Albemarle Corp	2,589
68,218		Alberto-Culver Co	1,998
68,970	*	Alexion Pharmaceuticals, Inc	3,367
70,988	*	Alkermes, Inc	668
63,430	*	Allos Therapeutics, Inc	417
27,380	*	Alnylam Pharmaceuticals, Inc	482
13,595	*	AMAG Pharmaceuticals, Inc	517
48,382	*	American Oriental Bioengineering, Inc	225
18,079		American Vanguard Corp	150
786,841	*	Amgen, Inc	44,512
11,531	*	Amicus Therapeutics, Inc	46
20,784		Arch Chemicals, Inc	642
10,757	*	Ardea Biosciences, Inc	151
86,496	*	Arena Pharmaceuticals, Inc	307
31,352	*	Arqule, Inc	116
33,623	*	Array Biopharma, Inc	94
15,509	*	ARYx Therapeutics, Inc	50
35,727	*	Auxilium Pharmaceuticals, Inc	1,071
47,282	*	AVANIR Pharmaceuticals, Inc	90
86,115		Avery Dennison Corp	3,142
59,505	*	AVI BioPharma, Inc	87
330,148		Avon Products, Inc	10,400
14,060		Balchem Corp	471
22,254	*	BioCryst Pharmaceuticals, Inc	144
7,894	*	Biodel, Inc	34
6,953	*	BioDelivery Sciences International, Inc	27
223,761	*	Biogen Idec, Inc	11,971
76,417	*	BioMarin Pharmaceuticals, Inc	1,437
8,360	*	BioMimetic Therapeutics, Inc	100

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

2,885	*	Biospecifics Technologies Corp	$85
1,343,452		Bristol-Myers Squibb Co	33,922
50,868		Cabot Corp	1,334
17,732	*	Cadence Pharmaceuticals, Inc	171
45,612	*	Calgon Carbon Corp	634
20,927	*	Cambrex Corp	117
5,883	*	Caraco Pharmaceutical Laboratories Ltd	36
7,241	*	Cardiovascular Systems, Inc	33
112,801		Celanese Corp (Series A)	3,621
357,953	*	Celgene Corp	19,931
356,715	*	Cell Therapeutics, Inc	407
24,391	*	Celldex Therapeutics, Inc	114
57,885	*	Cephalon, Inc	3,613
36,971		CF Industries Holdings, Inc	3,356
50,891	*	Charles River Laboratories International, Inc	1,715
4,622		Chase Corp	55
16,211	*	Chattem, Inc	1,512
14,400	*	Chelsea Therapeutics International, Inc	39
11,855	*	China Green Agriculture, Inc	174
42,048	*	China Precision Steel, Inc	86
5,689	*	China-Biotics, Inc	88
55,000		Church & Dwight Co, Inc	3,325
109,309		Clorox Co	6,668
388,438		Colgate-Palmolive Co	31,910
5,072	*	Cornerstone Therapeutics, Inc	31
43,598	*	Cubist Pharmaceuticals, Inc	827
47,886	*	Curis, Inc	156
35,559	*	Cypress Bioscience, Inc	205
38,318		Cytec Industries, Inc	1,396
33,643	*	Cytokinetics, Inc	98
30,280	*	Cytori Therapeutics, Inc	185
88,349	*	Dendreon Corp	2,322
58,878	*	Discovery Laboratories, Inc	37
864,696		Dow Chemical Co	23,892
700,502		Du Pont (E.I.) de Nemours & Co	23,586
50,131	*	Durect Corp	124
55,624		Eastman Chemical Co	3,351
184,261		Ecolab, Inc	8,214
786,241		Eli Lilly & Co	28,077
17,426	*	Elizabeth Arden, Inc	252
12,093	*	Emergent Biosolutions, Inc	164
34,981	*	Enzon Pharmaceuticals, Inc	368
87,061		Estee Lauder Cos (Class A)	4,210
17,933	*	Facet Biotech Corp	315
11,623	*	Female Health Co	55
66,543		Ferro Corp	548

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

56,330		FMC Corp	$3,141
233,916	*	Forest Laboratories, Inc	7,511
209,621	*	Genzyme Corp	10,274
68,660	*	Geron Corp	381
705,128	*	Gilead Sciences, Inc	30,518
11,695	*	GTx, Inc	49
36,079		H.B. Fuller Co	821
45,558	*	Halozyme Therapeutics, Inc	267
6,809		Hawkins, Inc	149
86,421	*	Hemispherx Biopharma, Inc	48
6,140	*	Hi-Tech Pharmacal Co, Inc	172
124,815	*	Hospira, Inc	6,366
141,340	*	Human Genome Sciences, Inc	4,325
122,095		Huntsman Corp	1,378
20,516		ICO, Inc	150
17,140	*	Idenix Pharmaceuticals, Inc	37
14,987	*	Idera Pharmaceuticals, Inc	77
45,410	*	Idexx Laboratories, Inc	2,427
57,358	*	Immucor, Inc	1,161
38,313	*	Immunogen, Inc	301
46,831	*	Impax Laboratories, Inc	637
13,337		Innophos Holdings, Inc	307
16,128		Innospec, Inc	163
47,438	*	Inspire Pharmaceuticals, Inc	262
9,091		Inter Parfums, Inc	111
32,210	*	InterMune, Inc	420
61,056		International Flavors & Fragrances, Inc	2,512
62,562	*	Inverness Medical Innovations, Inc	2,597
135,330	*	Invitrogen Corp	7,068
29,249	*	Javelin Pharmaceuticals, Inc	38
2,137,934		Johnson & Johnson	137,705
11,905		Kaiser Aluminum Corp	495
190,295	*	King Pharmaceuticals, Inc	2,335
16,539		Koppers Holdings, Inc	503
54,332	*	KV Pharmaceutical Co (Class A)	199
14,893	*	Landec Corp	93
7,363	*	Lannett Co, Inc	44
87,765	*	Ligand Pharmaceuticals, Inc (Class B)	190
52,468		Lubrizol Corp	3,828
9,202		Mannatech, Inc	29
40,693	*	MannKind Corp	356
5,396	*	MAP Pharmaceuticals, Inc	51
25,699		Martek Biosciences Corp	487
40,166	*	Medicines Co	335
44,203		Medicis Pharmaceutical Corp (Class A)	1,196
9,661	*	Medifast, Inc	295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,973	*	Medivation, Inc	$827
2,360,750		Merck & Co, Inc	86,261
31,965		Meridian Bioscience, Inc	689
44,376	*	Micromet, Inc	296
26,053	*	MiddleBrook Pharmaceuticals, Inc	13
14,800		Minerals Technologies, Inc	806
12,466	*	Molecular Insight Pharmaceuticals, Inc	28
37,892	*	Momenta Pharmaceuticals, Inc	478
424,429		Monsanto Co	34,697
122,851		Mosaic Co	7,338
233,723	*	Mylan Laboratories, Inc	4,308
18,274	*	Myriad Pharmaceuticals, Inc	92
40,164	*	Nabi Biopharmaceuticals	197
108,109		Nalco Holding Co	2,758
8,950	*	Nanosphere, Inc	58
41,255	*	NBTY, Inc	1,796
26,156	*	Neurocrine Biosciences, Inc	71
7,464	*	NeurogesX, Inc	58
7,956		NewMarket Corp	913
4,943		NL Industries, Inc	34
69,550	*	Novavax, Inc	185
34,351	*	NPS Pharmaceuticals, Inc	117
8,067	*	Nutraceutical International Corp	100
12,855	*	Obagi Medical Products, Inc	154
63,038		Olin Corp	1,104
23,303	*	OM Group, Inc	731
32,453	*	Omnova Solutions, Inc	199
3,003	*	OncoGenex Pharmaceutical, Inc	67
48,332	*	Onyx Pharmaceuticals, Inc	1,418
29,666	*	Opko Health, Inc	54
22,266	*	Optimer Pharmaceuticals, Inc	251
30,922	*	OraSure Technologies, Inc	157
23,670	*	Orexigen Therapeutics, Inc	176
44,755	*	OSI Pharmaceuticals, Inc	1,389
12,630	*	Osiris Therapeutics, Inc	90
21,868	*	OXiGENE, Inc	25
102,451	*	Pactiv Corp	2,473
24,948	*	Pain Therapeutics, Inc	134
26,028	*	Par Pharmaceutical Cos, Inc	704
42,468	*	Parexel International Corp	599
97,967		PDL BioPharma, Inc	672
60,547		Perrigo Co	2,412
22,927		PetMed Express, Inc	404
6,250,493		Pfizer, Inc	113,696
16,121	*	Pharmasset, Inc	334
22,253	*	PharMerica Corp	353

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

67,684	*	PolyOne Corp	$506
18,100	*	Poniard Pharmaceuticals, Inc	33
15,548	*	Pozen, Inc	93
126,967		PPG Industries, Inc	7,433
238,735		Praxair, Inc	19,173
32,300	*	Prestige Brands Holdings, Inc	254
2,261,636		Procter & Gamble Co	137,122
15,641	*	Progenics Pharmaceuticals, Inc	69
27,360	*	Protalix BioTherapeutics, Inc	181
39,281	*	Questcor Pharmaceuticals, Inc	187
21,781	*	Quidel Corp	300
6,770	*	Repros Therapeutics, Inc	5
15,116	*	Revlon, Inc (Class A)	257
37,713	*	Rockwood Holdings, Inc	889
98,223		RPM International, Inc	1,997
38,461	*	Salix Pharmaceuticals Ltd	977
40,020	*	Santarus, Inc	185
28,586	*	Sciclone Pharmaceuticals, Inc	67
34,325		Scotts Miracle-Gro Co (Class A)	1,349
36,251		Sensient Technologies Corp	953
77,387		Sherwin-Williams Co	4,772
19,701	*	SIGA Technologies, Inc	114
95,097		Sigma-Aldrich Corp	4,805
91,478	*	Solutia, Inc	1,162
47,540	*	Spectrum Pharmaceuticals, Inc	211
77,753	*	StemCells, Inc	98
5,500		Stepan Co	356
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	26
44,629	*	SuperGen, Inc	117
13,627	*	SurModics, Inc	309
11,524	*	Synta Pharmaceuticals Corp	58
41,591	*	Theravance, Inc	544
21,072	*	Ulta Salon Cosmetics & Fragrance, Inc	383
32,716	*	Unifi, Inc	127
36,852	*	United Therapeutics Corp	1,940
6,878	*	USANA Health Sciences, Inc	219
93,574	*	USEC, Inc	360
52,808	*	Valeant Pharmaceuticals International	1,679
75,915		Valspar Corp	2,060
30,018	*	Vanda Pharmaceuticals, Inc	337
150,237	*	Vertex Pharmaceuticals, Inc	6,438
26,873	*	Vical, Inc	88
65,329	*	Viropharma, Inc	548
10,000	*	Vitacost.com, Inc	104
82,103	*	Watson Pharmaceuticals, Inc	3,252
15,532		Westlake Chemical Corp	387

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

57,989	*	WR Grace & Co	$1,470
22,676	*	Xenoport, Inc	421
26,437	*	Zymogenetics, Inc	169

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,081,905

COAL MINING - 0.29%
93,494	*	Alpha Natural Resources, Inc	4,056
125,706		Arch Coal, Inc	2,797
23,500	*	Cloud Peak Energy, Inc	342
139,379		Consol Energy, Inc	6,941
80,098	*	International Coal Group, Inc	309
21,382	*	James River Coal Co	396
66,819		Massey Energy Co	2,807
206,792		Peabody Energy Corp	9,349
6,846	*	Westmoreland Coal Co	61

		TOTAL COAL MINING	27,058

COMMUNICATIONS - 4.33%
9,532	*	AboveNet, Inc	620
42,374		Adtran, Inc	956
39,332		Alaska Communications Systems Group, Inc	314
309,336	*	American Tower Corp (Class A)	13,366
24,197	*	Anixter International, Inc	1,140
84,372	*,m	AOL, Inc	1,964
45,147	*	Aruba Networks, Inc	481
4,579,698		AT&T, Inc	128,368
6,765		Atlantic Tele-Network, Inc	372
10,900	*	Audiovox Corp (Class A)	77
37,143	*	Brightpoint, Inc	273
182,467		Cablevision Systems Corp (Class A)	4,711
20,132	*	Cbeyond Communications, Inc	317
465,855		CBS Corp (Class B)	6,545
27,491	*	Central European Media Enterprises Ltd (Class A)	649
229,791		CenturyTel, Inc	8,321
168,115	*	Cincinnati Bell, Inc	580
48,356	*	Clearwire Corp (Class A)	327
2,229,929		Comcast Corp (Class A)	37,598
15,026		Consolidated Communications Holdings, Inc	263
225,342	*	Crown Castle International Corp	8,797
13,062	*	Crown Media Holdings, Inc (Class A)	19
27,453	*	CTC Media, Inc	409
17,694	*	DG FastChannel, Inc	494
11,283	*	DigitalGlobe, Inc	273
761,442	*	DIRECTV	25,394
159,079		DISH Network Corp (Class A)	3,304
29,100	*	Equinix, Inc	3,089

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,404		Fisher Communications, Inc	$88
249,723		Frontier Communications Corp	1,950
38,028	*	General Communication, Inc (Class A)	243
16,043	*	GeoEye, Inc	447
23,031	*	Global Crossing Ltd	328
63,116		Global Payments, Inc	3,399
10,027		HickoryTech Corp	89
6,874	*	Hughes Communications, Inc	179
74,558	*	IAC/InterActiveCorp	1,527
19,932	*	inContact, Inc	58
28,194		Iowa Telecommunications Services, Inc	473
34,679	*	j2 Global Communications, Inc	706
18,344	*	Knology, Inc	201
51,889	*	Leap Wireless International, Inc	911
1,248,110	*	Level 3 Communications, Inc	1,910
204,161	*	Liberty Global, Inc (Class A)	4,473
62,143	*	Liberty Media Corp - Capital (Series A)	1,484
40,282	*	Liberty Media Corp-Starz	1,859
466,171	*	Liberty Media Holding Corp (Interactive A)	5,053
29,608	*	Lin TV Corp (Class A)	132
14,920	*	Lodgenet Entertainment Corp	83
39,968	*	Mastec, Inc	500
36,987	*	Mediacom Communications Corp (Class A)	165
196,534	*	MetroPCS Communications, Inc	1,500
55,661	*	NeuStar, Inc (Class A)	1,282
25,073	*	Neutral Tandem, Inc	570
127,947	*	NII Holdings, Inc (Class B)	4,296
26,247	*	Novatel Wireless, Inc	209
23,518		NTELOS Holdings Corp	419
89,041	*	PAETEC Holding Corp	370
1,801		Preformed Line Products Co	79
1,129,855		Qwest Communications International, Inc	4,757
27,120	*	RCN Corp	294
26,729	*	SAVVIS, Inc	376
89,246	*	SBA Communications Corp (Class A)	3,049
18,151		Shenandoah Telecom Co	369
34,573		Sinclair Broadcast Group, Inc (Class A)	139
2,212,888	*	Sprint Nextel Corp	8,099
10,917	*	SureWest Communications	109
14,575	*	Switch & Data Facilities Co, Inc	295
58,380	*	Syniverse Holdings, Inc	1,020
29,873	*	TeleCommunication Systems, Inc (Class A)	289
72,845		Telephone & Data Systems, Inc	2,471
40,863	*	Terremark Worldwide, Inc	280
272,112		Time Warner Cable, Inc	11,263
84,201	*	TiVo, Inc	857

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,229	*	US Cellular Corp	$519
18,421		USA Mobility, Inc	203
2,205,939		Verizon Communications, Inc	73,082
422,253	*	Viacom, Inc (Class B)	12,554
345,334		Windstream Corp	3,795

		TOTAL COMMUNICATIONS	407,824

DEPOSITORY INSTITUTIONS - 6.54%
11,459		1st Source Corp	184
17,560		Abington Bancorp, Inc	121
3,251		Alliance Financial Corp	88
4,510		American National Bankshares, Inc	99
8,026		Ameris Bancorp	57
4,648		Ames National Corp	98
6,527		Arrow Financial Corp	163
100,185		Associated Banc-Corp	1,103
70,950		Astoria Financial Corp	882
1,876		Auburn National Bancorporation, Inc	37
5,016		Bancfirst Corp	186
19,277		Banco Latinoamericano de Exportaciones S.A. (Class E)	268
2,914		Bancorp Rhode Island, Inc	75
65,819		Bancorpsouth, Inc	1,544
41,404		Bank Mutual Corp	287
6,716,569		Bank of America Corp	101,152
37,476		Bank of Hawaii Corp	1,764
2,380		Bank of Kentucky Financial Corp	45
3,864		Bank of Marin Bancorp	126
928,746		Bank of New York Mellon Corp	25,977
11,948		Bank of the Ozarks, Inc	350
17,629		BankFinancial Corp	175
8,647		Banner Corp	23
2,271		Bar Harbor Bankshares	62
533,448		BB&T Corp	13,534
23,421	*	Beneficial Mutual Bancorp, Inc	230
10,481		Berkshire Hills Bancorp, Inc	217
16,813		BOK Financial Corp	799
70,242		Boston Private Financial Holdings, Inc	405
4,741		Bridge Bancorp, Inc	114
48,082		Brookline Bancorp, Inc	476
4,771		Bryn Mawr Bank Corp	72
5,527		Camden National Corp	181
9,158		Capital City Bank Group, Inc	127
16,284		Capitol Federal Financial	512
18,053		Cardinal Financial Corp	158
6,400		Cass Information Systems, Inc	195
49,847		Cathay General Bancorp	376

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,062		Center Bancorp, Inc	$81
6,947		Centerstate Banks of Florida, Inc	70
24,035	*	Central Pacific Financial Corp	31
2,883		Century Bancorp, Inc	64
16,601		Chemical Financial Corp	391
5,074	*	Chicopee Bancorp, Inc	63
11,816,506		Citigroup, Inc	39,113
6,398		Citizens & Northern Corp	61
3,016		Citizens Holding Co	68
54,766	*	Citizens Republic Bancorp, Inc	38
12,921		City Holding Co	418
32,999		City National Corp	1,505
8,907		Clifton Savings Bancorp, Inc	83
6,672		CNB Financial Corp	107
21,290		CoBiz, Inc	101
21,548		Columbia Banking System, Inc	349
115,773		Comerica, Inc	3,423
49,935		Commerce Bancshares, Inc	1,933
25,190		Community Bank System, Inc	486
11,562		Community Trust Bancorp, Inc	283
40,626		Cullen/Frost Bankers, Inc	2,031
67,239		CVB Financial Corp	581
19,824		Dime Community Bancshares	232
17,386	*	Dollar Financial Corp	411
7,486	*	Eagle Bancorp, Inc	78
76,490		East West Bancorp, Inc	1,209
3,785		Enterprise Bancorp, Inc	41
5,234		Enterprise Financial Services Corp	40
6,988		ESB Financial Corp	92
12,436		ESSA Bancorp, Inc	146
36,402	*	Euronet Worldwide, Inc	799
4,534		Farmers Capital Bank Corp	46
610,412		Fifth Third Bancorp	5,952
7,979		Financial Institutions, Inc	94
9,860		First Bancorp	138
78,912		First Bancorp (Puerto Rico)	181
6,485		First Bancorp, Inc	100
16,258		First Busey Corp	63
5,016		First Citizens Bancshares, Inc (Class A)	823
65,852		First Commonwealth Financial Corp	306
6,565		First Community Bancshares, Inc	79
6,428		First Defiance Financial Corp	73
39,758		First Financial Bancorp	579
16,578		First Financial Bankshares, Inc	899
8,954		First Financial Corp	273
8,300		First Financial Holdings, Inc	108

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,505		First Financial Northwest, Inc	$108
2,916		First Financial Service Corp	26
170,188	*	First Horizon National Corp	2,281
12,330		First Merchants Corp	73
45,233		First Midwest Bancorp, Inc	493
145,587		First Niagara Financial Group, Inc	2,025
4,191		First of Long Island Corp	106
5,157		First South Bancorp, Inc	53
65,561		FirstMerit Corp	1,320
31,002	*	Flagstar Bancorp, Inc	19
19,779		Flushing Financial Corp	223
87,796		FNB Corp	596
4,305	*	Fox Chase Bancorp, Inc	41
139,518		Fulton Financial Corp	1,217
8,476		German American Bancorp, Inc	138
46,200		Glacier Bancorp, Inc	634
7,809		Great Southern Bancorp, Inc	167
40,600	*	Guaranty Bancorp	54
13,866		Hampton Roads Bankshares, Inc	24
22,696		Hancock Holding Co	994
42,413		Harleysville National Corp	273
10,342		Heartland Financial USA, Inc	148
4,346	*	Heritage Financial Corp	60
6,749	*	Home Bancorp, Inc	82
13,542		Home Bancshares, Inc	326
12,641		Home Federal Bancorp, Inc	168
363,114		Hudson City Bancorp, Inc	4,986
567,359		Huntington Bancshares, Inc	2,071
16,966		IBERIABANK Corp	913
17,904		Independent Bank Corp	374
40,567		International Bancshares Corp	768
37,852	*	Investors Bancorp, Inc	414
2,917,497		JPMorgan Chase & Co	121,573
14,732		Kearny Financial Corp	148
679,791		Keycorp	3,773
13,792		Lakeland Bancorp, Inc	88
8,565		Lakeland Financial Corp	148
5,980		Legacy Bancorp, Inc	59
60,349		M&T Bank Corp	4,037
11,504		MainSource Financial Group, Inc	55
405,911		Marshall & Ilsley Corp	2,212
38,744		MB Financial, Inc	764
3,784		Merchants Bancshares, Inc	86
7,250	*	Meridian Interstate Bancorp, Inc	63
3,556		Midsouth Bancorp, Inc	49
25,640		Nara Bancorp, Inc	291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,893		NASB Financial, Inc	$44
5,351		National Bankshares, Inc	151
97,609		National Penn Bancshares, Inc	565
27,027		NBT Bancorp, Inc	551
24,010	*	Net 1 UEPS Technologies, Inc	467
327,283		New York Community Bancorp, Inc	4,749
85,685		NewAlliance Bancshares, Inc	1,029
4,865		Northeast Community Bancorp, Inc	32
187,499		Northern Trust Corp	9,825
14,313		Northfield Bancorp, Inc	194
4,676		Northrim BanCorp, Inc	79
41,213		Northwest Bancshares, Inc	467
1,433		Norwood Financial Corp	41
6,098		OceanFirst Financial Corp	69
3,056		Ohio Valley Banc Corp	67
67,288		Old National Bancorp	836
9,237		Old Second Bancorp, Inc	64
22,798		Oriental Financial Group, Inc	246
8,236		Oritani Financial Corp	113
3,841		Orrstown Financial Services, Inc	134
33,369		Pacific Capital Bancorp	32
7,335		Pacific Continental Corp	84
22,250		PacWest Bancorp	448
9,214		Park National Corp	543
6,295		Peapack Gladstone Financial Corp	80
2,964		Penns Woods Bancorp, Inc	96
3,548	*	Pennsylvania Commerce Bancorp, Inc	45
6,808		Peoples Bancorp, Inc	66
2,916		Peoples Financial Corp	59
271,285		People’s United Financial, Inc	4,530
25,469	*	Pinnacle Financial Partners, Inc	362
357,144		PNC Financial Services Group, Inc	18,854
494,295		Popular, Inc	1,117
15,240		Premierwest Bancorp	22
39,968		PrivateBancorp, Inc	359
37,342		Prosperity Bancshares, Inc	1,511
45,191		Provident Financial Services, Inc	481
30,181		Provident New York Bancorp	255
2,997		Prudential Bancorp, Inc of Pennsylvania	29
896,118		Regions Financial Corp	4,740
15,054		Renasant Corp	205
6,104		Republic Bancorp, Inc (Class A)	126
5,918	*	Republic First Bancorp, Inc	25
6,115		Rockville Financial, Inc	64
7,271		Roma Financial Corp	90
20,998		S&T Bancorp, Inc	357

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,198		S.Y. Bancorp, Inc	$175
11,917		Sandy Spring Bancorp, Inc	106
4,873	*	Santander BanCorp	60
9,604		SCBT Financial Corp	266
6,171		Shore Bancshares, Inc	89
3,786		Sierra Bancorp	29
31,262	*	Signature Bank	997
9,660		Simmons First National Corp (Class A)	269
11,251		Smithtown Bancorp, Inc	67
102,277		South Financial Group, Inc	66
9,217		Southside Bancshares, Inc	181
9,257		Southwest Bancorp, Inc	64
10,282		State Bancorp, Inc	73
384,212		State Street Corp	16,729
16,183		StellarOne Corp	161
16,576		Sterling Bancorp	118
66,597		Sterling Bancshares, Inc	342
40,780		Sterling Financial Corp	25
7,140		Suffolk Bancorp	212
9,646	*	Sun Bancorp, Inc	36
387,843		SunTrust Banks, Inc	7,869
63,735		Susquehanna Bancshares, Inc	375
31,722	*	SVB Financial Group	1,322
339,634		Synovus Financial Corp	696
98,460		TCF Financial Corp	1,341
9,400	*	Territorial Bancorp, Inc	170
27,236	*	Texas Capital Bancshares, Inc	380
67,219		TFS Financial Corp	816
7,985	*	The Bancorp, Inc	55
6,413		Tompkins Trustco, Inc	260
2,692		Tower Bancorp, Inc	62
14,640		TowneBank	171
9,919		Trico Bancshares	165
62,026		Trustco Bank Corp NY	391
47,449		Trustmark Corp	1,070
24,432		UMB Financial Corp	961
66,824		Umpqua Holdings Corp	896
8,916		Union Bankshares Corp	110
30,662		United Bankshares, Inc	612
92,170		United Community Banks, Inc	312
15,445		United Financial Bancorp, Inc	202
4,738		United Security Bancshares	81
9,080		Univest Corp of Pennsylvania	159
1,476,049		US Bancorp	33,226
118,769		Valley National Bancorp	1,678
7,559		ViewPoint Financial Group	109

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,186		Washington Banking Co	$86
86,710		Washington Federal, Inc	1,677
10,818		Washington Trust Bancorp, Inc	169
7,507	*	Waterstone Financial, Inc	15
52,669		Webster Financial Corp	625
3,690,501		Wells Fargo & Co	99,607
19,012		WesBanco, Inc	235
11,970		West Bancorporation, Inc	59
23,845		Westamerica Bancorporation	1,320
56,187	*	Western Alliance Bancorp	212
542,886		Western Union Co	10,233
23,121		Westfield Financial, Inc	191
75,084		Whitney Holding Corp	684
4,209		Wilber Corp	30
51,413		Wilmington Trust Corp	634
9,638		Wilshire Bancorp, Inc	79
17,249		Wintrust Financial Corp	531
4,467		WSFS Financial Corp	114
8,510		Yadkin Valley Financial Corp	31
106,575		Zions Bancorporation	1,367
		TOTAL DEPOSITORY INSTITUTIONS	616,581

EATING AND DRINKING PLACES - 1.05%
18,260	*	AFC Enterprises	149
10,622	*	Benihana, Inc	40
13,771	*	BJ’s Restaurants, Inc	259
24,666		Bob Evans Farms, Inc	714
78,146		Brinker International, Inc	1,166
13,602	*	Buffalo Wild Wings, Inc	548
86,018		Burger King Holdings, Inc	1,619
20,543	*	California Pizza Kitchen, Inc	276
8,099	*	Carrols Restaurant Group, Inc	57
17,289		CBRL Group, Inc	657
17,642	*	CEC Entertainment, Inc	563
46,024	*	Cheesecake Factory	994
24,449	*	Chipotle Mexican Grill, Inc (Class A)	2,155
39,583		CKE Restaurants, Inc	335
105,300		Darden Restaurants, Inc	3,693
75,312	*	Denny’s Corp	165
2,189	*	Diedrich Coffee, Inc	76
13,678	*	DineEquity, Inc	332
30,059	*	Domino’s Pizza, Inc	252
1,620		Frisch’s Restaurants, Inc	39
44,170	*	Jack in the Box, Inc	869
39,822	*	Krispy Kreme Doughnuts, Inc	117
8,401	*	Landry’s Restaurants, Inc	179

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,864	*	Luby’s, Inc	$55
11,950	*	McCormick & Schmick’s Seafood Restaurants, Inc	83
856,505		McDonald’s Corp	53,479
14,289	*	O’Charleys, Inc	94
18,183	*	Papa John’s International, Inc	425
18,084	*	PF Chang’s China Bistro, Inc	686
11,853	*	Red Robin Gourmet Burgers, Inc	212
58,476	*	Ruby Tuesday, Inc	421
10,929	*	Ruth’s Chris Steak House, Inc	23
45,772	*	Sonic Corp	461
572,506	*	Starbucks Corp	13,202
958	*	Steak N Shake Co	311
37,299	*	Texas Roadhouse, Inc (Class A)	419
282,986		Wendy’s/Arby’s Group, Inc (Class A)	1,327
356,577		Yum! Brands, Inc	12,470

		TOTAL EATING AND DRINKING PLACES	98,922

EDUCATIONAL SERVICES - 0.20%
13,862	*	American Public Education, Inc	476
103,701	*	Apollo Group, Inc (Class A)	6,283
5,600	*	Archipelago Learning, Inc	116
10,806	*	Bridgepoint Education, Inc	162
55,966	*	Career Education Corp	1,305
23,045	*	ChinaCast Education Corp	174
62,840	*	Corinthian Colleges, Inc	865
48,586		DeVry, Inc	2,756
17,800	*	Education Management Corp	392
12,064	*	Grand Canyon Education, Inc	229
29,475	*	ITT Educational Services, Inc	2,828
18,366	*	K12, Inc	372
6,272	*	Learning Tree International, Inc	75
7,293	*	Lincoln Educational Services Corp	158
9,555	*	Princeton Review, Inc	39
11,133		Strayer Education, Inc	2,366
19,401	*	Universal Technical Institute, Inc	392

		TOTAL EDUCATIONAL SERVICES	18,988

ELECTRIC, GAS, AND SANITARY SERVICES - 4.31%
517,360	*	AES Corp	6,886
60,416		AGL Resources, Inc	2,203
129,395		Allegheny Energy, Inc	3,038
22,911		Allete, Inc	749
83,951		Alliant Energy Corp	2,540
182,647		Ameren Corp	5,105
14,202		American Ecology Corp	242
369,975		American Electric Power Co, Inc	12,871

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,797		American States Water Co	$489
46,816		American Water Works Co, Inc	1,049
104,679		Aqua America, Inc	1,833
4,909		Artesian Resources Corp	90
70,089		Atmos Energy Corp	2,061
46,278		Avista Corp	999
29,085		Black Hills Corp	775
15,365		California Water Service Group	566
256,909	*	Calpine Corp	2,826
301,288		Centerpoint Energy, Inc	4,372
10,819		Central Vermont Public Service Corp	225
13,300		CH Energy Group, Inc	566
8,826		Chesapeake Utilities Corp	283
30,062	*	Clean Energy Fuels Corp	463
17,301	*	Clean Harbors, Inc	1,031
48,084		Cleco Corp	1,314
171,136		CMS Energy Corp	2,680
6,221		Connecticut Water Service, Inc	154
213,598		Consolidated Edison, Inc	9,704
10,306		Consolidated Water Co, Inc	147
139,704		Constellation Energy Group, Inc	4,913
99,005	*	Covanta Holding Corp	1,791
28,820		Crosstex Energy, Inc	174
458,412		Dominion Resources, Inc	17,842
91,244		DPL, Inc	2,518
126,157		DTE Energy Co	5,499
1,002,912		Duke Energy Corp	17,260
375,752	*	Dynegy, Inc (Class A)	680
251,382		Edison International	8,743
542,670		El Paso Corp	5,335
35,119	*	El Paso Electric Co	712
29,343		Empire District Electric Co	550
54,955		Energen Corp	2,572
57,426		EnergySolutions, Inc	488
11,773	*	EnerNOC, Inc	358
153,251		Entergy Corp	12,542
513,069		Exelon Corp	25,075
236,011		FirstEnergy Corp	10,963
319,243		FPL Group, Inc	16,862
103,717		Great Plains Energy, Inc	2,011
68,666		Hawaiian Electric Industries, Inc	1,435
36,600		Idacorp, Inc	1,169
57,780		Integrys Energy Group, Inc	2,426
38,559		ITC Holdings Corp	2,009
18,300		Laclede Group, Inc	618
140,890		MDU Resources Group, Inc	3,325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,500		MGE Energy, Inc	$661
9,765		Middlesex Water Co	172
110,337	*	Mirant Corp	1,685
54,213		National Fuel Gas Co	2,711
35,420		New Jersey Resources Corp	1,325
34,619		Nicor, Inc	1,457
208,593		NiSource, Inc	3,208
132,666		Northeast Utilities	3,421
21,251		Northwest Natural Gas Co	957
30,516		NorthWestern Corp	794
202,929	*	NRG Energy, Inc	4,791
85,889		NSTAR	3,161
176,210		NV Energy, Inc	2,181
73,489		OGE Energy Corp	2,711
80,701		Oneok, Inc	3,597
15,003		Ormat Technologies, Inc	568
29,407		Otter Tail Corp	729
3,325		Pennichuck Corp	70
168,153		Pepco Holdings, Inc	2,833
39,942	*	Perma-Fix Environmental Services	91
286,010		PG&E Corp	12,770
17,372	*	Pico Holdings, Inc	569
57,157		Piedmont Natural Gas Co, Inc	1,529
12,323	*	Pike Electric Corp	114
78,286		Pinnacle West Capital Corp	2,864
64,221		PNM Resources, Inc	812
60,898		Portland General Electric Co	1,243
292,642		PPL Corp	9,455
218,418		Progress Energy, Inc	8,957
34,100	*	Progress Energy, Inc (CVO)	5
393,768		Public Service Enterprise Group, Inc	13,093
133,375		Questar Corp	5,544
269,219	*	Reliant Energy, Inc	1,540
249,547		Republic Services, Inc	7,065
10,949		Resource America, Inc (Class A)	44
94,530		SCANA Corp	3,562
190,330		Sempra Energy	10,655
10,436		SJW Corp	236
24,251		South Jersey Industries, Inc	926
609,975		Southern Co	20,325
85,109		Southern Union Co	1,932
34,400		Southwest Gas Corp	981
16,033		Southwest Water Co	94
65,915	*	Stericycle, Inc	3,637
163,004		TECO Energy, Inc	2,644
85,402		UGI Corp	2,066

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,118		UIL Holdings Corp	$733
27,775		Unisource Energy Corp	894
11,594		Unitil Corp	266
63,379		Vectren Corp	1,564
63,647	*	Waste Connections, Inc	2,122
381,725		Waste Management, Inc	12,906
19,253	*	Waste Services, Inc	175
82,396		Westar Energy, Inc	1,790
38,725		WGL Holdings, Inc	1,299
450,065		Williams Cos, Inc	9,488
92,788		Wisconsin Energy Corp	4,624
353,988		Xcel Energy, Inc	7,512
9,006		York Water Co	129

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	406,418

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.49%
21,900	*	A123 Systems, Inc	491
30,135	*	Acme Packet, Inc	331
21,535	*	Actel Corp	256
33,751		Acuity Brands, Inc	1,203
82,321	*	Adaptec, Inc	276
76,254	*	ADC Telecommunications, Inc	473
25,828	*	Advanced Analogic Technologies, Inc	102
49,842	*	Advanced Battery Technologies, Inc	199
23,059	*	Advanced Energy Industries, Inc	348
429,150	*	Advanced Micro Devices, Inc	4,154
18,258	*	Airvana, Inc	139
228,714		Altera Corp	5,176
33,594	*	American Superconductor Corp	1,374
84,768		Ametek, Inc	3,242
86,945	*	Amkor Technology, Inc	623
133,647		Amphenol Corp (Class A)	6,172
47,982	*	Anadigics, Inc	202
226,099		Analog Devices, Inc	7,140
693,054	*	Apple Computer, Inc	146,138
51,846	*	Applied Micro Circuits Corp	387
12,026		Applied Signal Technology, Inc	232
94,272	*	Arris Group, Inc	1,078
23,979	*	Ascent Solar Technologies, Inc	127
50,090	*	Atheros Communications, Inc	1,715
341,960	*	Atmel Corp	1,576
24,963	*	ATMI, Inc	465
118,635	*	Avnet, Inc	3,578
34,410		AVX Corp	436
10,559	*	AZZ, Inc	345
35,945		Baldor Electric Co	1,010

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,316		Bel Fuse, Inc (Class B)	$157
51,432	*	Benchmark Electronics, Inc	973
24,403	*	BigBand Networks, Inc	84
379,519	*	Broadcom Corp (Class A)	11,936
19,382	*	Ceradyne, Inc	372
14,775	*	Ceva, Inc	190
27,817	*	Checkpoint Systems, Inc	424
39,449	*	China BAK Battery, Inc	110
36,073	*	China Security & Surveillance Technology, Inc	276
4,300	*	China TransInfo Technology Corp	35
70,799	*	Ciena Corp	767
4,477,904	*	Cisco Systems, Inc	107,201
21,353	*	Comtech Telecommunications Corp	748
5,037	*	CPI International, Inc	67
79,781	*	Cree, Inc	4,497
23,637		CTS Corp	227
12,848		Cubic Corp	479
119,631	*	Cypress Semiconductor Corp	1,263
10,171	*	DDi Corp	50
24,448	*	Diodes, Inc	500
40,199	*	Dolby Laboratories, Inc (Class A)	1,919
21,955	*	DSP Group, Inc	124
15,044	*	DTS, Inc	515
128,054		Eaton Corp	8,146
32,176	*	EchoStar Corp (Class A)	648
23,062	*	Electro Scientific Industries, Inc	250
52,713	*	EMCORE Corp	56
10,542	*	EMS Technologies, Inc	153
53,893	*	Energizer Holdings, Inc	3,303
33,752	*	Energy Conversion Devices, Inc	357
30,981	*	EnerSys	678
41,562	*	Entropic Communications, Inc	128
143,685	*	Evergreen Solar, Inc	217
25,111	*	Exar Corp	179
46,087	*	Exide Technologies	328
95,996	*	Fairchild Semiconductor International, Inc	959
39,969	*	First Solar, Inc	5,412
19,315		Franklin Electric Co, Inc	562
46,577	*	FuelCell Energy, Inc	175
8,199,518		General Electric Co	124,058
14,375	*	Globecomm Systems, Inc	112
12,104	*	GP Strategies Corp	91
92,133	*	GrafTech International Ltd	1,433
16,954	*	Greatbatch, Inc	326
13,134	*	GSI Technology, Inc	59
23,300	*	GT Solar International, Inc	130

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

53,747		Harman International Industries, Inc	$1,896
68,074	*	Harmonic, Inc	431
103,854		Harris Corp	4,938
42,057	*	Harris Stratex Networks, Inc (Class A)	291
21,557	*	Helen of Troy Ltd	527
72,515	*	Hexcel Corp	941
17,117	*	Hittite Microwave Corp	698
21,588		Imation Corp	188
67,383	*	Infinera Corp	598
124,419	*	Integrated Device Technology, Inc	805
4,336,880		Intel Corp	88,472
34,659	*	InterDigital, Inc	920
54,670	*	International Rectifier Corp	1,209
94,162		Intersil Corp (Class A)	1,444
17,746	*	IPG Photonics Corp	297
12,510	*	iRobot Corp	220
16,725		IXYS Corp	124
161,842	*	JDS Uniphase Corp	1,335
90,360		L-3 Communications Holdings, Inc	7,856
81,127	*	Lattice Semiconductor Corp	219
32,522		Lincoln Electric Holdings, Inc	1,739
173,328		Linear Technology Corp	5,293
17,104	*	Littelfuse, Inc	550
8,072	*	Loral Space & Communications, Inc	255
12,960		LSI Industries, Inc	102
494,222	*	LSI Logic Corp	2,970
401,742	*	Marvell Technology Group Ltd	8,336
236,420		Maxim Integrated Products, Inc	4,799
17,242	*	Maxwell Technologies, Inc	308
172,909	*	MEMC Electronic Materials, Inc	2,355
10,978	*	MEMSIC, Inc	36
13,858	*	Mercury Computer Systems, Inc	153
28,385		Methode Electronics, Inc	246
40,439		Micrel, Inc	332
143,138		Microchip Technology, Inc	4,160
647,147	*	Micron Technology, Inc	6,834
62,654	*	Microsemi Corp	1,112
45,471	*	Microtune, Inc	103
60,310	*	Microvision, Inc	191
33,720	*	MIPS Technologies, Inc	147
101,907		Molex, Inc	2,196
25,869	*	Monolithic Power Systems, Inc	620
36,229	*	Moog, Inc (Class A)	1,059
1,775,323		Motorola, Inc	13,777
6,600	*	Multi-Fineline Electronix, Inc	187
3,938		National Presto Industries, Inc	430

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

178,658		National Semiconductor Corp	$2,744
257,999	*	NetApp, Inc	8,873
15,686	*	Netlogic Microsystems, Inc	726
77,389	*	Novellus Systems, Inc	1,806
3,184	*	NVE Corp	132
426,219	*	Nvidia Corp	7,962
39,050	*	Omnivision Technologies, Inc	567
321,621	*	ON Semiconductor Corp	2,833
63,876	*	Openwave Systems, Inc	146
15,398	*	Oplink Communications, Inc	252
13,224	*	OpNext, Inc	25
6,196	*	Orion Energy Systems, Inc	27
10,891	*	OSI Systems, Inc	297
18,452		Park Electrochemical Corp	510
16,717	*	Parkervision, Inc	31
19,298	*	Pericom Semiconductor Corp	223
39,345	*	Photronics, Inc	175
37,039		Plantronics, Inc	962
31,345	*	Plexus Corp	893
26,715	*	PLX Technology, Inc	86
170,759	*	PMC - Sierra, Inc	1,479
64,770	*	Polycom, Inc	1,617
21,500	*	Polypore International, Inc	256
5,761	*	Powell Industries, Inc	182
20,115		Power Integrations, Inc	731
51,516	*	Power-One, Inc	224
96,435	*	Powerwave Technologies, Inc	122
92,060	*	QLogic Corp	1,737
1,283,466		Qualcomm, Inc	59,373
80,610	*	Rambus, Inc	1,967
11,399		Raven Industries, Inc	362
26,941		Regal-Beloit Corp	1,399
213,104	*	RF Micro Devices, Inc	1,017
12,342	*	Rogers Corp	374
9,394	*	Rubicon Technology, Inc	191
38,773	*	SatCon Technology Corp	109
21,571	*	Seachange International, Inc	142
47,571	*	Semtech Corp	809
31,292	*	ShoreTel, Inc	181
56,384	*	Silicon Image, Inc	145
34,296	*	Silicon Laboratories, Inc	1,658
72,899	*	Silicon Storage Technology, Inc	187
128,457	*	Skyworks Solutions, Inc	1,823
35,494	*	Smart Modular Technologies WWH, Inc	223
9,719	*	Spectrum Control, Inc	92
18,903	*	Standard Microsystems Corp	393

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,374	*	Stoneridge, Inc	$93
74,060	*	Sunpower Corp (Class A)	1,754
8,595	*	Supertex, Inc	256
14,861		Sycamore Networks, Inc	311
35,188	*	Symmetricom, Inc	183
26,694	*	Synaptics, Inc	818
38,313		Technitrol, Inc	168
10,550	*	Techwell, Inc	139
50,795	*	Tekelec	776
30,469		Teleflex, Inc	1,642
303,944	*	Tellabs, Inc	1,726
36,930	*	Tessera Technologies, Inc	859
991,216		Texas Instruments, Inc	25,831
41,326	*	Thomas & Betts Corp	1,479
40,125	*	Trident Microsystems, Inc	75
121,131	*	Triquint Semiconductor, Inc	727
32,309	*	TTM Technologies, Inc	373
9,064	*	Ultralife Corp	39
22,074	*	Universal Display Corp	273
8,900	*	Universal Electronics, Inc	207
42,939	*	US Geothermal, Inc	66
87,200	*	Utstarcom, Inc	191
36,704	*	Valence Technology, Inc	33
56,829	*	Varian Semiconductor Equipment Associates, Inc	2,039
20,875	*	Viasat, Inc	663
12,845		Vicor Corp	119
12,385	*	Virage Logic Corp	68
138,523	*	Vishay Intertechnology, Inc	1,157
18,190	*	Volterra Semiconductor Corp	348
56,606		Whirlpool Corp	4,565
14,174	*	White Electronic Designs Corp	66
213,685		Xilinx, Inc	5,355
47,197	*	Zix Corp	81
19,213	*	Zoltek Cos, Inc	183
42,064	*	Zoran Corp	466

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	800,553

ENGINEERING AND MANAGEMENT SERVICES - 0.67%
19,818	*	Accelrys, Inc	114
13,465	*	Advisory Board Co	413
72,536	*	Aecom Technology Corp	1,995
10,564	*	Affymax, Inc	261
110,387	*	Amylin Pharmaceuticals, Inc	1,566
68,338	*	Ariad Pharmaceuticals, Inc	156
7,981		CDI Corp	103
62,836	*	Celera Corp	434

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,785	*	comScore, Inc	$295
8,356	*	Cornell Cos, Inc	190
27,057		Corporate Executive Board Co	617
8,400	*	CRA International, Inc	224
19,233		Diamond Management & Technology Consultants, Inc	142
69,074	*	Dyax Corp	234
35,238	*	eResearch Technology, Inc	212
87,374	*	Exelixis, Inc	644
11,236	*	Exponent, Inc	313
139,160		Fluor Corp	6,269
9,375	*	Franklin Covey Co	59
25,764	*	Furmanite Corp	98
47,841	*	Genpact Ltd	713
40,128	*	Gen-Probe, Inc	1,721
66,408	*	Hewitt Associates, Inc (Class A)	2,806
17,074	*	Hill International, Inc	107
16,505	*	Huron Consulting Group, Inc	380
6,713	*	ICF International, Inc	180
67,377	*	Incyte Corp	614
14,237	*	Infinity Pharmaceuticals, Inc	88
95,079	*	Insmed, Inc	73
74,058	*	Isis Pharmaceuticals, Inc	822
96,009	*	Jacobs Engineering Group, Inc	3,611
122,850		KBR, Inc	2,334
10,294	*	Kendle International, Inc	188
7,375		Landauer, Inc	453
60,298	*	Lexicon Pharmaceuticals, Inc	103
34,898	*	Luminex Corp	521
14,380		MAXIMUS, Inc	719
16,427	*	Maxygen, Inc	100
180,024	*	McDermott International, Inc	4,322
7,039	*	Michael Baker Corp	291
73,098	*	Myriad Genetics, Inc	1,908
40,393	*	Navigant Consulting, Inc	600
24,067	*	Omnicell, Inc	281
249,691		Paychex, Inc	7,651
47,888	*	Regeneron Pharmaceuticals, Inc	1,158
21,650	*	Repligen Corp	89
32,857	*	Resources Connection, Inc	697
38,564	*	Rigel Pharmaceuticals, Inc	367
38,631	*	RTI Biologics, Inc	148
306,938	*	SAIC, Inc	5,813
32,625	*	Sangamo Biosciences, Inc	193
50,281	*	Savient Pharmaceuticals, Inc	684
64,120	*	Seattle Genetics, Inc	651
47,243	*	Sequenom, Inc	196

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

63,956	*	Shaw Group, Inc	$1,839
8,699	*	Stanley, Inc	238
24,068	*	Symyx Technologies, Inc	132
10,424	*	Tejon Ranch Co	305
47,935	*	Tetra Tech, Inc	1,302
4,824	*	Transcend Services, Inc	103
63,697	*	URS Corp	2,836
2,793		VSE Corp	126
33,194		Watson Wyatt & Co Holdings (Class A)	1,578

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	63,380

FABRICATED METAL PRODUCTS - 0.57%
23,834	*	Alliant Techsystems, Inc	2,104
7,062		Ameron International Corp	448
52,516		Aptargroup, Inc	1,877
73,622		Ball Corp	3,806
5,100	*	Bway Holding Co	98
23,060	*	Chart Industries, Inc	382
12,832		CIRCOR International, Inc	323
86,134		Commercial Metals Co	1,348
38,327		Crane Co	1,174
124,193	*	Crown Holdings, Inc	3,177
12,440		Dynamic Materials Corp	249
37,869	*	Griffon Corp	463
9,089		Gulf Island Fabrication, Inc	191
4,401	*	Hawk Corp	78
348,334		Illinois Tool Works, Inc	16,717
10,094		Insteel Industries, Inc	131
9,968	*	Ladish Co, Inc	150
25,129	*	Mobile Mini, Inc	354
119,077		Mueller Water Products, Inc (Class A)	619
15,669	*	NCI Building Systems, Inc	28
9,775	*	North American Galvanizing & Coating, Inc	47
124,907		Parker Hannifin Corp	6,730
75,224		Pentair, Inc	2,430
26,576		Quanex Building Products Corp	451
21,540		Silgan Holdings, Inc	1,247
29,264		Simpson Manufacturing Co, Inc	787
5,034	*	SmartHeat, Inc	73
40,347	*	Smith & Wesson Holding Corp	165
43,917		Snap-On, Inc	1,856
61,499		Stanley Works	3,168
14,503		Sturm Ruger & Co, Inc	141
7,928		Sun Hydraulics Corp	208
44,785	*	Taser International, Inc	196

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,351	*	Trimas Corp	$63
16,165		Valmont Industries, Inc	1,268
23,144		Watts Water Technologies, Inc (Class A)	716

		TOTAL FABRICATED METAL PRODUCTS	53,263

FISHERIES - 0.00%**
5,153	*	HQ Sustainable Maritime Industries, Inc	36

		TOTAL FISHERIES	36

FOOD AND KINDRED PRODUCTS - 3.86%
20,643	*	AgFeed Industries, Inc	103
6,818	*	American Dairy, Inc	148
16,175	*	American Italian Pasta Co	563
498,850		Archer Daniels Midland Co	15,619
22,577		B&G Foods, Inc (Class A)	207
6,482	*	Boston Beer Co, Inc (Class A)	302
104,292		Bunge Ltd	6,657
155,411		Campbell Soup Co	5,253
51,442	*	Central Garden and Pet Co (Class A)	511
4,202		Coca-Cola Bottling Co Consolidated	227
1,797,195		Coca-Cola Co	102,441
236,657		Coca-Cola Enterprises, Inc	5,017
346,726		ConAgra Foods, Inc	7,992
145,538	*	Constellation Brands, Inc (Class A)	2,318
57,268		Corn Products International, Inc	1,674
60,640	*	Darling International, Inc	508
151,457		Del Monte Foods Co	1,718
14,403		Diamond Foods, Inc	512
197,400		Dr Pepper Snapple Group, Inc	5,586
5,320		Farmer Bros Co	105
60,388		Flowers Foods, Inc	1,435
256,577		General Mills, Inc	18,168
243,707		H.J. Heinz Co	10,421
53,236	*	Hansen Natural Corp	2,044
7,067	*	Harbinger Group, Inc	50
119,986		Hershey Co	4,294
55,510		Hormel Foods Corp	2,134
8,158		Imperial Sugar Co	142
11,326		J&J Snack Foods Corp	453
92,875		J.M. Smucker Co	5,735
197,825		Kellogg Co	10,524
1,145,501		Kraft Foods, Inc (Class A)	31,136
15,418		Lancaster Colony Corp	766
23,149		Lance, Inc	609
3,603	*	Lifeway Foods, Inc	43
8,556	*	M&F Worldwide Corp	338

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,400	*	Matrixx Initiatives, Inc	$40
101,909		McCormick & Co, Inc	3,682
158,700		Mead Johnson Nutrition Co	6,935
99,412		Molson Coors Brewing Co (Class B)	4,489
5,604	*	National Beverage Corp	78
13,326	*	Omega Protein Corp	58
12,378	*	Overhill Farms, Inc	60
12,195	*	Peet’s Coffee & Tea, Inc	406
107,664		Pepsi Bottling Group, Inc	4,037
44,594		PepsiAmericas, Inc	1,305
1,208,697		PepsiCo, Inc	73,490
44,601	*	Ralcorp Holdings, Inc	2,663
131,096		Reynolds American, Inc	6,944
16,068		Sanderson Farms, Inc	677
533,701		Sara Lee Corp	6,500
7,792	*	Seneca Foods Corp	186
53,670	*	Smart Balance, Inc	322
108,127	*	Smithfield Foods, Inc	1,642
19,889		Tootsie Roll Industries, Inc	545
23,212	*	TreeHouse Foods, Inc	902
230,818		Tyson Foods, Inc (Class A)	2,832

		TOTAL FOOD AND KINDRED PRODUCTS	363,546

FOOD STORES - 0.28%
837		Arden Group, Inc (Class A)	80
27,600	*	Dole Food Co, Inc	343
34,215	*	Great Atlantic & Pacific Tea Co, Inc	403
8,163		Ingles Markets, Inc (Class A)	124
507,140		Kroger Co	10,411
22,448	*	Panera Bread Co (Class A)	1,504
16,292	*	Pantry, Inc	221
33,448		Ruddick Corp	861
330,645		Safeway, Inc	7,039
165,275		Supervalu, Inc	2,101
5,570	*	Susser Holdings Corp	48
4,652		Village Super Market (Class A)	127
8,834		Weis Markets, Inc	321
83,804	*	Whole Foods Market, Inc	2,300
41,829	*	Winn-Dixie Stores, Inc	420

		TOTAL FOOD STORES	26,303

FORESTRY - 0.10%
61,487		Rayonier, Inc	2,592
163,714		Weyerhaeuser Co	7,063

		TOTAL FORESTRY	9,655

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

FURNITURE AND FIXTURES - 0.15%
7,057	*	Astronics Corp	$60
18,783		Ethan Allen Interiors, Inc	252
34,198	*	Furniture Brands International, Inc	187
41,802		Herman Miller, Inc	668
45,716		Hill-Rom Holdings, Inc	1,097
33,809		HNI Corp	934
7,413		Hooker Furniture Corp	92
18,600		Kimball International, Inc (Class B)	158
47,219	*	Kinetic Concepts, Inc	1,778
53,628		La-Z-Boy, Inc	511
119,468		Leggett & Platt, Inc	2,437
281,044		Masco Corp	3,881
57,367	*	Sealy Corp	181
7,908	*	Stanley Furniture Co, Inc	80
54,705		Steelcase, Inc (Class A)	348
57,532	*	Tempur-Pedic International, Inc	1,360

		TOTAL FURNITURE AND FIXTURES	14,024

FURNITURE AND HOME FURNISHINGS STORES - 0.27%
201,844	*	Bed Bath & Beyond, Inc	7,797
262,529		Best Buy Co, Inc	10,358
126,094	*	GameStop Corp (Class A)	2,767
16,062		Haverty Furniture Cos, Inc	221
9,008	*	hhgregg, Inc	198
35,963		Knoll, Inc	371
86,255	*	Pier 1 Imports, Inc	439
95,926		RadioShack Corp	1,871
6,400	*	Rex Stores Corp	90
21,617	*	Tuesday Morning Corp	56
71,873		Williams-Sonoma, Inc	1,494

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	25,662

GENERAL BUILDING CONTRACTORS - 0.18%
1,271	*	Amrep Corp	17
3,890	*	Avatar Holdings, Inc	66
36,219	*	Beazer Homes USA, Inc	175
7,978		Brookfield Homes Corp	64
4,557	*	Cavco Industries, Inc	164
212,707		DR Horton, Inc	2,312
65,648	*	Hovnanian Enterprises, Inc (Class A)	252
58,687		KB Home	803
114,490		Lennar Corp (Class A)	1,462
16,303	*	M/I Homes, Inc	169
17,708		McGrath RentCorp	396
28,595		MDC Holdings, Inc	888

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,046	*	Meritage Homes Corp	$465
4,602	*	NVR, Inc	3,271
20,289	*	Perini Corp	367
256,906	*	Pulte Homes, Inc	2,569
35,106		Ryland Group, Inc	692
95,329	*	Standard-Pacific Corp	357
13,336	*	Team, Inc	251
103,635	*	Toll Brothers, Inc	1,948

		TOTAL GENERAL BUILDING CONTRACTORS	16,688

GENERAL MERCHANDISE STORES - 1.86%
34,292	*	99 Cents Only Stores	448
65,532	*	Big Lots, Inc	1,899
44,967	*	BJ’s Wholesale Club, Inc	1,471
39,621		Casey’s General Stores, Inc	1,265
8,648	*	Conn’s, Inc	51
335,924		Costco Wholesale Corp	19,877
41,061		Dillard’s, Inc (Class A)	758
26,300	*	Dollar General Corp	590
109,043		Family Dollar Stores, Inc	3,035
29,664		Fred’s, Inc (Class A)	303
172,217		JC Penney Co, Inc	4,583
327,288		Macy’s, Inc	5,485
17,729	*	Retail Ventures, Inc	158
95,426	*	Saks, Inc	626
38,145	*	Sears Holdings Corp	3,183
17,973	*	Stein Mart, Inc	192
585,369		Target Corp	28,314
320,904		TJX Companies, Inc	11,729
1,717,027		Wal-Mart Stores, Inc	91,773

		TOTAL GENERAL MERCHANDISE STORES	175,740

HEALTH SERVICES - 1.30%
18,580	*	Alliance Imaging, Inc	106
34,529	*	Allied Healthcare International, Inc	100
4,568	*	Almost Family, Inc	181
21,596	*	Amedisys, Inc	1,049
6,404		America Service Group, Inc	102
9,851	*	American Dental Partners, Inc	127
235,210		AmerisourceBergen Corp	6,132
24,648	*	Amsurg Corp	543
8,583	*	Assisted Living Concepts, Inc (A Shares)	226
11,668	*	Bio-Reference Labs, Inc	457
33,994		Brookdale Senior Living, Inc	618
11,140	*	China Sky One Medical, Inc	253
70,912	*	Community Health Systems, Inc	2,524

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,514	*	Continucare Corp	$103
6,016	*	Corvel Corp	202
50,029	*	Covance, Inc	2,730
114,216	*	Coventry Health Care, Inc	2,774
22,090	*	Cross Country Healthcare, Inc	219
27,223	*	CryoLife, Inc	175
79,964	*	DaVita, Inc	4,697
43,917	*	Edwards Lifesciences Corp	3,814
17,698	*	eHealth, Inc	291
14,234	*	Emeritus Corp	267
6,373		Ensign Group, Inc	98
18,855	*	Enzo Biochem, Inc	101
212,740	*	Express Scripts, Inc	18,390
11,423	*	Genomic Health, Inc	223
15,633	*	Genoptix, Inc	555
22,160	*	Gentiva Health Services, Inc	599
18,744	*	Health Grades, Inc	80
197,006	*	Health Management Associates, Inc (Class A)	1,432
71,500	*	Healthsouth Corp	1,342
28,116	*	Healthways, Inc	516
54,649	*	Immunomedics, Inc	175
11,925	*	IPC The Hospitalist Co, Inc	397
29,869	*	Kindred Healthcare, Inc	551
83,985	*	Laboratory Corp of America Holdings	6,285
11,885	*	LCA-Vision, Inc	61
14,598	*	LHC Group, Inc	491
41,072	*	LifePoint Hospitals, Inc	1,335
53,547	*	Lincare Holdings, Inc	1,988
27,118	*	Magellan Health Services, Inc	1,105
210,628		McKesson Corp	13,164
11,469	*	Medcath Corp	91
375,002	*	Medco Health Solutions, Inc	23,965
6,892		National Healthcare Corp	249
76,148	*	Nektar Therapeutics	710
15,155	*	Nighthawk Radiology Holdings, Inc	69
16,021	*	NovaMed, Inc	62
25,907	*	Odyssey HealthCare, Inc	404
93,450		Omnicare, Inc	2,260
35,963	*	Pediatrix Medical Group, Inc	2,162
81,765		Pharmaceutical Product Development, Inc	1,917
43,029	*	Psychiatric Solutions, Inc	910
120,648		Quest Diagnostics, Inc	7,285
19,070	*	RehabCare Group, Inc	580
26,000	*	Select Medical Holdings Corp	276
15,881	*	Skilled Healthcare Group, Inc (Class A)	118
40,332	*	Sun Healthcare Group, Inc	370

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,130	*	Sunrise Senior Living, Inc	$113
367,275	*	Tenet Healthcare Corp	1,980
71,696		Universal Health Services, Inc (Class B)	2,187
8,422	*	US Physical Therapy, Inc	143
5,340	*	Virtual Radiologic Corp	69

		TOTAL HEALTH SERVICES	122,498

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
25,000	*	Broadwind Energy, Inc	202
15,782	*	Comverge, Inc	177
28,988		Granite Construction, Inc	975
28,862		Great Lakes Dredge & Dock Corp	187
7,262	*	LB Foster Co (Class A)	216
23,922	*	Matrix Service Co	255
13,261	*	MYR Group, Inc	240
19,593	*	Orion Marine Group, Inc	413
8,423	*	Sterling Construction Co, Inc	163

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,828

HOLDING AND OTHER INVESTMENT OFFICES - 2.98%
30,272		Acadia Realty Trust	511
31,920	*	Affiliated Managers Group, Inc	2,150
5,860		Agree Realty Corp	136
1,723		Alexander’s, Inc	525
34,274		Alexandria Real Estate Equities, Inc	2,203
151,445		Allied Capital Corp	547
111,148		AMB Property Corp	2,840
39,859		American Campus Communities, Inc	1,120
10,063		American Capital Agency Corp	267
12,511	*	Ampal American Israel (Class A)	34
420,683		Annaly Mortgage Management, Inc	7,299
87,436		Anworth Mortgage Asset Corp	612
90,262		Apartment Investment & Management Co (Class A)	1,437
59,957	*	Ashford Hospitality Trust, Inc	278
10,813		Associated Estates Realty Corp	122
61,892		AvalonBay Communities, Inc	5,082
76,686		BioMed Realty Trust, Inc	1,210
107,409		Boston Properties, Inc	7,204
98,418		Brandywine Realty Trust	1,122
39,170		BRE Properties, Inc (Class A)	1,296
50,873		Camden Property Trust	2,155
8,730	*	Cape Bancorp, Inc	59
60,957		Capital Lease Funding, Inc	267
2,167		Capital Southwest Corp	171
53,489		Capstead Mortgage Corp	730
9,676		Care Investment Trust, Inc	75

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

115,359		CBL & Associates Properties, Inc	$1,116
31,340		Cedar Shopping Centers, Inc	213
5,581		Cherokee, Inc	99
20,827		Cogdell Spencer, Inc	118
51,371		Colonial Properties Trust	603
11,100		Colony Financial, Inc	226
43,764		Corporate Office Properties Trust	1,603
56,829		Cousins Properties, Inc	434
10,600	*	CreXus Investment Corp	148
17,535		Danvers Bancorp, Inc	228
158,800		DCT Industrial Trust, Inc	797
125,504		Developers Diversified Realty Corp	1,162
82,463		DiamondRock Hospitality Co	698
58,071		Digital Realty Trust, Inc	2,920
88,791		Douglas Emmett, Inc	1,265
173,154		Duke Realty Corp	2,107
9,022		Dynex Capital, Inc	79
19,564		EastGroup Properties, Inc	749
43,827		Education Realty Trust, Inc	212
32,437		Entertainment Properties Trust	1,144
19,482		Equity Lifestyle Properties, Inc	983
26,061		Equity One, Inc	421
212,864		Equity Residential	7,191
22,577		Essex Property Trust, Inc	1,889
62,323		Extra Space Storage, Inc	720
46,343		Federal Realty Investment Trust	3,138
66,474	*	FelCor Lodging Trust, Inc	239
42,593		First Industrial Realty Trust, Inc	223
25,392		First Potomac Realty Trust	319
48,173		Franklin Street Properties Corp	704
14,898		Getty Realty Corp	351
15,081		Gladstone Capital Corp	116
6,667		Gladstone Commercial Corp	89
48,316		Glimcher Realty Trust	130
58,824	*	Gramercy Capital Corp	152
16,757	*	Harris & Harris Group, Inc	77
31,378		Hatteras Financial Corp	877
225,397		HCP, Inc	6,884
93,845		Health Care REIT, Inc	4,159
45,444		Healthcare Realty Trust, Inc	975
46,608		Hersha Hospitality Trust	146
54,288		Highwoods Properties, Inc	1,811
33,859	*	Hilltop Holdings, Inc	394
25,152		Home Properties, Inc	1,200
94,278		Hospitality Properties Trust	2,235
476,848		Host Marriott Corp	5,565

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

177,977		HRPT Properties Trust	$1,152
53,550		Inland Real Estate Corp	436
6,800		Invesco Mortgage Capital, Inc	155
61,579		Investors Real Estate Trust	554
1,201,233		iShares Russell 3000 Index Fund	78,415
84,164	*	iStar Financial, Inc	215
33,316		Kilroy Realty Corp	1,022
287,050		Kimco Realty Corp	3,884
35,097		Kite Realty Group Trust	143
51,068		LaSalle Hotel Properties	1,084
79,456		Lexington Corporate Properties Trust	483
85,850		Liberty Property Trust	2,748
17,555		LTC Properties, Inc	470
74,628		Macerich Co	2,683
59,666		Mack-Cali Realty Corp	2,063
5,395		Main Street Capital Corp	87
70,910		Medical Properties Trust, Inc	709
215,519		MFA Mortgage Investments, Inc	1,584
21,993		Mid-America Apartment Communities, Inc	1,062
14,218		Mission West Properties, Inc	102
13,926		Monmouth Real Estate Investment Corp (Class A)	104
17,411		MVC Capital, Inc	205
21,615		National Health Investors, Inc	800
63,481		National Retail Properties, Inc	1,347
88,255		Nationwide Health Properties, Inc	3,105
63,283		NorthStar Realty Finance Corp	217
61,387		Omega Healthcare Investors, Inc	1,194
16,523		Parkway Properties, Inc	344
39,626		Pennsylvania Real Estate Investment Trust	335
11,300	*	Pennymac Mortgage Investment Trust	194
127,141		Plum Creek Timber Co, Inc	4,801
36,066		Post Properties, Inc	707
30,602		Potlatch Corp	976
365,533		Prologis	5,004
40,446		Prospect Capital Corp	478
13,782		PS Business Parks, Inc	690
104,740		Public Storage, Inc	8,531
79,770		RAIT Investment Trust	104
20,748		Ramco-Gershenson Properties	198
79,144		Realty Income Corp	2,051
59,452		Redwood Trust, Inc	860
69,474		Regency Centers Corp	2,436
15,662		Resource Capital Corp	77
6,560		Saul Centers, Inc	215
98,382		Senior Housing Properties Trust	2,152
186,968		Simon Property Group, Inc	14,920

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

58,802		SL Green Realty Corp	$2,954
21,282		Sovran Self Storage, Inc	760
8,406	*	SRS Labs, Inc	62
31,300		Starwood Property Trust, Inc	591
91,126	*	Strategic Hotels & Resorts, Inc	169
12,790		Sun Communities, Inc	253
76,097		Sunstone Hotel Investors, Inc	676
31,091		Tanger Factory Outlet Centers, Inc	1,212
42,522		Taubman Centers, Inc	1,527
116,061		UDR, Inc	1,908
6,794		UMH Properties, Inc	58
10,285		Universal Health Realty Income Trust	329
19,529		Urstadt Biddle Properties, Inc (Class A)	298
64,991		U-Store-It Trust	476
21,439	*	Vantage Drilling Co	35
119,579		Ventas, Inc	5,230
221,694		Virgin Media, Inc	3,731
4,394	*	Virtus Investment Partners, Inc	70
117,903		Vornado Realty Trust	8,246
50,291		WABCO Holdings, Inc	1,297
16,401		Walter Investment Management Corp	235
44,612		Washington Real Estate Investment Trust	1,229
81,200		Weingarten Realty Investors	1,607
11,543		Winthrop Realty Trust	125

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	280,535

HOTELS AND OTHER LODGING PLACES - 0.29%
18,496		Ameristar Casinos, Inc	282
15,345	*	Bluegreen Corp	37
43,845	*	Boyd Gaming Corp	367
22,909		Choice Hotels International, Inc	725
28,655	*	Gaylord Entertainment Co	566
21,853	*	Great Wolf Resorts, Inc	52
33,800	*	Hyatt Hotels Corp	1,008
9,907	*	Isle of Capri Casinos, Inc	74
235,762	*	Las Vegas Sands Corp	3,522
14,891		Marcus Corp	191
232,694		Marriott International, Inc (Class A)	6,341
162,281	*	MGM Mirage	1,480
8,692	*	Monarch Casino & Resort, Inc	70
38,293	*	Morgans Hotel Group Co	173
67,477	*	Orient-Express Hotels Ltd (Class A)	684
11,051	*	Outdoor Channel Holdings, Inc	64
9,873	*	Red Lion Hotels Corp	49
142,945		Starwood Hotels & Resorts Worldwide, Inc	5,227
22,214	*	Vail Resorts, Inc	840

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

137,321		Wyndham Worldwide Corp	$2,770
51,255	*	Wynn Resorts Ltd	2,985

		TOTAL HOTELS AND OTHER LODGING PLACES	27,507

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.42%
539,132		3M Co	44,570
19,106	*	3PAR, Inc	226
8,853		Aaon, Inc	173
55,514		Actuant Corp (Class A)	1,029
72,519	*	AGCO Corp	2,345
4,490		Alamo Group, Inc	77
68,477	*	Allis-Chalmers Energy, Inc	258
18,705	*	Altra Holdings, Inc	231
8,632		Ampco-Pittsburgh Corp	272
1,031,365		Applied Materials, Inc	14,377
5,631	*	Argan, Inc	81
17,387	*	Astec Industries, Inc	468
46,778		Black & Decker Corp	3,033
13,787		Black Box Corp	391
35,059	*	Blount International, Inc	354
6,303	*	Bolt Technology Corp	69
39,839		Briggs & Stratton Corp	745
324,101	*	Brocade Communications Systems, Inc	2,473
52,087	*	Brooks Automation, Inc	447
57,569		Bucyrus International, Inc (Class A)	3,245
46,691		Carlisle Cos, Inc	1,600
8,145		Cascade Corp	224
468,040		Caterpillar, Inc	26,673
4,900	*	China Automotive Systems, Inc	92
50,384	*	Cirrus Logic, Inc	344
25,795	*	Colfax Corp	311
12,813	*	Columbus McKinnon Corp	175
22,453	*	Cray, Inc	144
155,436		Cummins, Inc	7,128
38,157		Curtiss-Wright Corp	1,195
22,436	*	Cymer, Inc	861
328,076		Deere & Co	17,745
1,332,446	*	Dell, Inc	19,134
53,590		Diebold, Inc	1,525
59,606		Donaldson Co, Inc	2,536
145,465		Dover Corp	6,053
63,078	*	Dresser-Rand Group, Inc	1,994
22,541	*	Dril-Quip, Inc	1,273
1,566,234	*	EMC Corp	27,362
584,208		Emerson Electric Co	24,886
65,177	*	Emulex Corp	710
37,016	*	Ener1, Inc	235

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,155	*	ENGlobal Corp	$60
15,889	*	EnPro Industries, Inc	420
101,389	*	Entegris, Inc	535
89,895	*	Extreme Networks, Inc	258
10,864	*	Flanders Corp	48
26,655	*	Flow International Corp	82
43,431		Flowserve Corp	4,106
96,705	*	FMC Technologies, Inc	5,594
9,600	*	Fortinet, Inc	169
12,288	*	Fuel Tech, Inc	100
39,732		Gardner Denver, Inc	1,691
12,797		Gorman-Rupp Co	354
46,150		Graco, Inc	1,319
13,951		Graham Corp	289
12,803	*	Harbin Electric, Inc	263
1,854,168		Hewlett-Packard Co	95,509
3,857	*	Hurco Cos, Inc	57
61,072		IDEX Corp	1,902
18,659	*	Immersion Corp	85
48,048	*	Intermec, Inc	618
1,025,443		International Business Machines Corp	134,231
227,144		International Game Technology	4,263
14,156	*	Intevac, Inc	162
19,132	*	Isilon Systems, Inc	131
140,454		ITT Industries, Inc	6,986
145,696		Jabil Circuit, Inc	2,531
20,027		John Bean Technologies Corp	341
519,582		Johnson Controls, Inc	14,153
79,248		Joy Global, Inc	4,088
9,545	*	Kadant, Inc	152
25,319		Kaydon Corp	905
62,712		Kennametal, Inc	1,625
53,200	*	Kulicke & Soffa Industries, Inc	287
98,550	*	Lam Research Corp	3,864
35,025		Lennox International, Inc	1,367
62,766	*	Lexmark International, Inc (Class A)	1,631
10,010		Lindsay Manufacturing Co	399
11,534		Lufkin Industries, Inc	844
103,194		Manitowoc Co, Inc	1,029
10,825		Met-Pro Corp	115
60,518	*	Micros Systems, Inc	1,878
12,902	*	Middleby Corp	632
36,302		Modine Manufacturing Co	430
3,910		Nacco Industries, Inc (Class A)	195
14,671	*	Natural Gas Services Group, Inc	277
36,296	*	Netezza Corp	352

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

28,803	*	Netgear, Inc	$625
25,532		Nordson Corp	1,562
251,526		Northrop Grumman Corp	14,048
36,849	*	Oil States International, Inc	1,448
90,100		Pall Corp	3,262
128,085	*	Palm, Inc	1,286
5,898	*	PAR Technology Corp	34
159,153		Pitney Bowes, Inc	3,622
9,152	*	PMFG, Inc	148
6,528		Primoris Services Corp	52
175,155	*	Quantum Corp	513
25,143	*	Rackable Systems, Inc	176
305,563		Raytheon Co	15,743
19,019	*	RBC Bearings, Inc	463
7,282	*	Rimage Corp	126
40,886	*	Riverbed Technology, Inc	939
19,984		Robbins & Myers, Inc	470
21,125	*	Safeguard Scientifics, Inc	218
174,115	*	SanDisk Corp	5,048
16,514		Sauer-Danfoss, Inc	198
19,852	*	Scansource, Inc	530
49,874	*	Scientific Games Corp (Class A)	726
383,218		Seagate Technology, Inc	6,971
19,250	*	Sigma Designs, Inc	206
37,552		SPX Corp	2,054
13,669		Standex International Corp	275
19,954	*	STEC, Inc	326
16,272	*	Super Micro Computer, Inc	181
8,956	*	T-3 Energy Services, Inc	228
10,545	*	Tecumseh Products Co (Class A)	123
16,656		Tennant Co	436
135,805	*	Teradata Corp	4,268
79,671	*	Terex Corp	1,578
213,323		Textron, Inc	4,013
74,143		Timken Co	1,758
27,554		Toro Co	1,152
6,504		Twin Disc, Inc	68
18,851	*	Ultratech, Inc	280
97,663	*	Varian Medical Systems, Inc	4,576
58,568	*	VeriFone Holdings, Inc	959
21,886		Watsco, Inc	1,072
173,063	*	Western Digital Corp	7,641
46,214		Woodward Governor Co	1,191
46,516	*	Zebra Technologies Corp (Class A)	1,320

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	605,304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS - 3.31%
15,924	*	Abaxis, Inc	$407
27,756	*	Abiomed, Inc	243
26,489	*	Accuray, Inc	149
64,693	*	Affymetrix, Inc	378
265,823	*	Agilent Technologies, Inc	8,259
47,580	*	Align Technology, Inc	848
235,978		Allergan, Inc	14,869
18,953	*	Alphatec Holdings, Inc	101
55,114	*	American Medical Systems Holdings, Inc	1,063
7,436		American Science & Engineering, Inc	564
10,953		Analogic Corp	422
14,600	*	Anaren, Inc	220
18,523	*	Angiodynamics, Inc	298
10,519	*	Argon ST, Inc	228
1,039		Atrion Corp	162
35,190	*	ATS Medical, Inc	114
11,864		Badger Meter, Inc	472
77,413		Bard (C.R.), Inc	6,030
471,084		Baxter International, Inc	27,643
53,391		Beckman Coulter, Inc	3,494
187,103		Becton Dickinson & Co	14,755
14,547	*	Bio-Rad Laboratories, Inc (Class A)	1,403
1,166,211	*	Boston Scientific Corp	10,496
12,772	*	Bovie Medical Corp	100
39,674	*	Bruker BioSciences Corp	478
12,419	*	Cantel Medical Corp	251
14,117	*	Cardiac Science Corp	31
18,454	*	CardioNet, Inc	110
139,063	*	CareFusion Corp	3,478
42,022	*	Cepheid, Inc	524
23,514	*	Clarient, Inc	62
17,122	*	Coherent, Inc	509
15,857		Cohu, Inc	221
22,053	*	Conmed Corp	503
34,815		Cooper Cos, Inc	1,327
10,023	*	Cutera, Inc	85
19,734	*	Cyberonics, Inc	403
5,493	*	Cynosure, Inc (Class A)	63
201,880		Danaher Corp	15,180
17,304	*	Delcath Systems, Inc	89
117,341		Dentsply International, Inc	4,127
68,445	*	Depomed, Inc	229
34,877	*	DexCom, Inc	282
14,062	*	Dionex Corp	1,039
5,160	*	DXP Enterprises, Inc	67

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

209,804		Eastman Kodak Co	$886
13,235	*	Electro-Optical Sciences, Inc	137
34,017	*	Endologix, Inc	180
11,853	*	EnteroMedics, Inc	7
20,938		ESCO Technologies, Inc	751
23,800	*	Esterline Technologies Corp	970
56,726	*	ev3, Inc	757
4,898	*	Exactech, Inc	85
12,851	*	FARO Technologies, Inc	276
27,915	*	FEI Co	652
8,200	*	FGX International Holdings Ltd	161
115,107	*	Flir Systems, Inc	3,766
38,173	*	Formfactor, Inc	831
35,908	*	Fossil, Inc	1,205
87,170		Garmin Ltd	2,677
19,914	*	Haemonetics Corp	1,098
22,869	*	Hanger Orthopedic Group, Inc	316
19,183	*	Harvard Bioscience, Inc	68
9,696	*	Herley Industries, Inc	135
48,016		Hillenbrand, Inc	905
196,639	*	Hologic, Inc	2,851
8,752	*	Home Diagnostics, Inc	53
11,395	*	ICU Medical, Inc	415
10,189	*	ICx Technologies, Inc	97
20,867	*	II-VI, Inc	664
95,406	*	Illumina, Inc	2,924
27,569	*	Insulet Corp	394
14,613	*	Integra LifeSciences Holdings Corp	537
29,349	*	Intuitive Surgical, Inc	8,902
24,872		Invacare Corp	620
89,211	*	ION Geophysical Corp	528
12,955	*	IRIS International, Inc	160
25,003	*	ISTA Pharmaceuticals, Inc	114
30,263	*	Itron, Inc	2,045
30,992	*	Ixia	231
8,260	*	Kensey Nash Corp	211
131,804		Kla-Tencor Corp	4,766
50,517	*	Kopin Corp	211
1,705	*	K-Tron International, Inc	185
10,929	*	KVH Industries, Inc	161
63,078	*	L-1 Identity Solutions, Inc	472
8,713	*	LaBarge, Inc	105
10,243	*	MAKO Surgical Corp	114
38,810	*	Masimo Corp	1,181
9,778	*	Measurement Specialties, Inc	98
9,627	*	Medical Action Industries, Inc	155

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

869,050		Medtronic, Inc	$38,220
23,230	*	Merit Medical Systems, Inc	448
26,746	*	Mettler-Toledo International, Inc	2,808
10,806	*	Micrus Endovascular Corp	162
43,216	*	Millipore Corp	3,127
21,996		Mine Safety Appliances Co	584
35,548	*	MKS Instruments, Inc	619
12,667		Movado Group, Inc	123
13,932		MTS Systems Corp	400
44,405		National Instruments Corp	1,308
19,956	*	Natus Medical, Inc	295
15,786	*	Neogen Corp	373
27,910	*	Newport Corp	256
28,592	*	NuVasive, Inc	914
14,324	*	NxStage Medical, Inc	120
14,876	*	Orthofix International NV	461
57,344	*	Orthovita, Inc	201
2,713	*	OYO Geospace Corp	116
12,302	*	Palomar Medical Technologies, Inc	124
89,639		PerkinElmer, Inc	1,846
30,372	*	RAE Systems, Inc	33
59,773	*	Resmed, Inc	3,124
7,581	*	Rochester Medical Corp	84
109,405		Rockwell Automation, Inc	5,140
123,096		Rockwell Collins, Inc	6,814
11,197	*	Rockwell Medical Technologies, Inc	86
21,764	*	Rofin-Sinar Technologies, Inc	514
70,535		Roper Industries, Inc	3,694
20,900	*	Rudolph Technologies, Inc	140
11,900	*	Sirona Dental Systems, Inc	378
8,984	*	Somanetics Corp	158
15,050	*	SonoSite, Inc	356
21,581	*	Spectranetics Corp	150
269,616	*	St. Jude Medical, Inc	9,916
63,050	*	Star Scientific, Inc	44
16,786	*	Stereotaxis, Inc	66
44,141		STERIS Corp	1,235
263,064		Stryker Corp	13,251
33,149	*	Symmetry Medical, Inc	267
9,221	*	Synovis Life Technologies, Inc	119
29,457		Techne Corp	2,020
27,519	*	Teledyne Technologies, Inc	1,056
132,428	*	Teradyne, Inc	1,421
325,953	*	Thermo Electron Corp	15,546
43,318	*	Thoratec Corp	1,166
9,073	*	Trans1, Inc	36

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

90,408	*	Trimble Navigation Ltd	$2,278
2,357		Utah Medical Products, Inc	69
22,745	*	Varian, Inc	1,172
12,709	*	Vascular Solutions, Inc	107
30,373	*	Veeco Instruments, Inc	1,004
11,927	*	Vital Images, Inc	151
56,585	*	Vivus, Inc	520
37,127	*	Volcano Corp	645
75,249	*	Waters Corp	4,662
28,863	*	Wright Medical Group, Inc	547
662,878		Xerox Corp	5,608
4,290		Young Innovations, Inc	106
166,651	*	Zimmer Holdings, Inc	9,851
14,948	*	Zoll Medical Corp	399
12,959	*	Zygo Corp	89

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	312,360

INSURANCE AGENTS, BROKERS AND SERVICE - 0.34%
214,863		AON Corp	8,238
79,596		Arthur J. Gallagher & Co	1,792
92,725		Brown & Brown, Inc	1,666
14,025	*	Crawford & Co (Class B)	55
295,828		Hartford Financial Services Group, Inc	6,881
5,396		Life Partners Holdings, Inc	114
406,530		Marsh & McLennan Cos, Inc	8,976
36,167	*	National Financial Partners Corp	293
75,800	*	Verisk Analytics, Inc	2,295
5,996		White Mountains Insurance Group Ltd	1,995

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	32,305

INSURANCE CARRIERS - 3.34%
345,514		Aetna, Inc	10,953
363,124		Aflac, Inc	16,794
4,318	*	Alleghany Corp	1,192
37,855		Allied World Assurance Holdings Ltd	1,744
414,047		Allstate Corp	12,438
223,278	*	Ambac Financial Group, Inc	185
50,088		American Equity Investment Life Holding Co	373
65,151		American Financial Group, Inc	1,626
97,070	*	American International Group, Inc	2,910
12,181		American National Insurance Co	1,455
10,925		American Physicians Capital, Inc	331
4,784		American Physicians Service Group, Inc	110
7,468	*	American Safety Insurance Holdings Ltd	108
40,065	*	AMERIGROUP Corp	1,080

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,065	*	Amerisafe, Inc	$235
17,807		Amtrust Financial Services, Inc	210
37,679	*	Arch Capital Group Ltd	2,696
23,723	*	Argo Group International Holdings Ltd	691
65,046		Aspen Insurance Holdings Ltd	1,655
89,185		Assurant, Inc	2,629
95,079		Assured Guaranty Ltd	2,069
109,056		Axis Capital Holdings Ltd	3,098
4,897		Baldwin & Lyons, Inc (Class B)	121
30,114	*	Catalyst Health Solutions, Inc	1,098
31,767	*	Centene Corp	673
273,181		Chubb Corp	13,435
211,797		Cigna Corp	7,470
114,799		Cincinnati Financial Corp	3,012
32,879	*	Citizens, Inc (Class A)	215
19,762	*	CNA Financial Corp	474
16,018	*	CNA Surety Corp	239
150,674	*	Conseco, Inc	753
36,264		Delphi Financial Group, Inc (Class A)	811
9,364		Donegal Group, Inc (Class A)	146
6,304		Eastern Insurance Holdings, Inc	54
4,503		EMC Insurance Group, Inc	97
37,852		Employers Holdings, Inc	581
38,059		Endurance Specialty Holdings Ltd	1,417
4,920	*	Enstar Group Ltd	359
22,958		Erie Indemnity Co (Class A)	896
48,483		Everest Re Group Ltd	4,154
10,036		FBL Financial Group, Inc (Class A)	186
178,542		Fidelity National Title Group, Inc (Class A)	2,403
13,254	*	First Acceptance Corp	26
74,197		First American Corp	2,457
8,814		First Mercury Financial Corp	121
29,997		Flagstone Reinsurance Holdings Ltd	328
6,887	*	Fpic Insurance Group, Inc	266
382,190	*	Genworth Financial, Inc (Class A)	4,338
20,683	*	Greenlight Capital Re Ltd (Class A)	487
7,438	*	Hallmark Financial Services	59
39,385		Hanover Insurance Group, Inc	1,750
10,427		Harleysville Group, Inc	331
87,439		HCC Insurance Holdings, Inc	2,446
79,465	*	Health Net, Inc	1,851
44,595	*	Healthspring, Inc	785
29,235		Horace Mann Educators Corp	365
131,169	*	Humana, Inc	5,757
3,952		Independence Holding Co	23
10,619		Infinity Property & Casualty Corp	432

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

2,078		Kansas City Life Insurance Co	$62
142,951	*	Leucadia National Corp	3,401
234,409		Lincoln National Corp	5,832
254,775		Loews Corp	9,261
34,934		Maiden Holdings Ltd	256
7,760	*	Markel Corp	2,638
37,052		Max Re Capital Ltd	826
103,730	*	MBIA, Inc	413
42,189		Meadowbrook Insurance Group, Inc	312
4,134		Mercer Insurance Group, Inc	75
19,709		Mercury General Corp	774
448,672		Metlife, Inc	15,861
30,372	*	Metropolitan Health Networks, Inc	60
101,479	*	MGIC Investment Corp	587
10,923	*	Molina Healthcare, Inc	250
67,583		Montpelier Re Holdings Ltd	1,171
11,286		National Interstate Corp	191
1,551		National Western Life Insurance Co (Class A)	269
10,494	*	Navigators Group, Inc	494
4,145		NYMAGIC, Inc	69
183,477		Old Republic International Corp	1,842
20,220		OneBeacon Insurance Group Ltd (Class A)	279
55,056		PartnerRe Ltd	4,110
113,193		Phoenix Cos, Inc	315
40,201		Platinum Underwriters Holdings Ltd	1,539
22,267	*	PMA Capital Corp (Class A)	140
76,047		PMI Group, Inc	192
13,808		Presidential Life Corp	126
32,274	*	Primus Guaranty Ltd	98
241,284		Principal Financial Group	5,800
26,434	*	ProAssurance Corp	1,420
524,349	*	Progressive Corp	9,433
65,519		Protective Life Corp	1,084
356,742		Prudential Financial, Inc	17,752
70,916		Radian Group, Inc	518
15,001	*	RadNet, Inc	31
57,902		Reinsurance Group of America, Inc (Class A)	2,759
48,832		RenaissanceRe Holdings Ltd	2,595
14,489		RLI Corp	772
11,778		Safety Insurance Group, Inc	427
14,868	*	SeaBright Insurance Holdings, Inc	171
40,400		Selective Insurance Group, Inc	665
37,995		Stancorp Financial Group, Inc	1,521
9,480		State Auto Financial Corp	175
12,744		Stewart Information Services Corp	144
63,422		Torchmark Corp	2,787

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,183		Tower Group, Inc	$824
20,330		Transatlantic Holdings, Inc	1,059
422,819		Travelers Cos, Inc	21,083
14,800	*	Triple-S Management Corp (Class B)	260
27,654	*	United America Indemnity Ltd (Class A)	219
17,338		United Fire & Casualty Co	316
922,416		UnitedHealth Group, Inc	28,115
32,289		Unitrin, Inc	712
23,233	*	Universal American Financial Corp	272
10,064		Universal Insurance Holdings, Inc	59
253,873		UnumProvident Corp	4,956
73,010		Validus Holdings Ltd	1,967
102,893		W.R. Berkley Corp	2,535
32,075	*	WellCare Health Plans, Inc	1,179
354,660	*	WellPoint, Inc	20,673
1,221		Wesco Financial Corp	419
262,310		XL Capital Ltd (Class A)	4,808
29,373		Zenith National Insurance Corp	874

		TOTAL INSURANCE CARRIERS	314,825

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
9,575	*	China Fire & Security Group, Inc	130
88,315	*	Corrections Corp of America	2,168
39,357	*	Geo Group, Inc	861

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	3,159

LEATHER AND LEATHER PRODUCTS - 0.14%
245,862		Coach, Inc	8,982
69,894	*	CROCS, Inc	402
16,862	*	Genesco, Inc	463
54,965	*	Iconix Brand Group, Inc	695
13,378	*	Steven Madden Ltd	552
34,829	*	Timberland Co (Class A)	624
5,214		Weyco Group, Inc	123
38,905		Wolverine World Wide, Inc	1,059

		TOTAL LEATHER AND LEATHER PRODUCTS	12,900

LEGAL SERVICES - 0.02%
39,169	*	FTI Consulting, Inc	1,847
7,085	*	Pre-Paid Legal Services, Inc	291

		TOTAL LEGAL SERVICES	2,138

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
22,414	*	Emergency Medical Services Corp (Class A)	1,214

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,214

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

LUMBER AND WOOD PRODUCTS - 0.02%
8,518		American Woodmark Corp	$168
9,014		Deltic Timber Corp	416
103,107	*	Louisiana-Pacific Corp	719
7,407		Skyline Corp	136
14,766		Universal Forest Products, Inc	544

		TOTAL LUMBER AND WOOD PRODUCTS	1,983

METAL MINING - 0.63%
44,779	*	Allied Nevada Gold Corp	675
102,843		Cleveland-Cliffs, Inc	4,739
58,283	*	Coeur d’Alene Mines Corp	1,053
320,747	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	25,752
195,118	*	Hecla Mining Co	1,206
370,558		Newmont Mining Corp	17,531
50,856	*	Paramount Gold and Silver Corp	74
60,226	*	Patriot Coal Corp	931
45,043	*	Rosetta Resources, Inc	898
28,068		Royal Gold, Inc	1,322
19,857	*	ShengdaTech, Inc	122
135,177		Southern Copper Corp (NY)	4,449
30,773	*	Stillwater Mining Co	292
36,975	*	Uranerz Energy Corp	48
68,813	*	US Gold Corp	171

		TOTAL METAL MINING	59,263

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
16,319		Armstrong World Industries, Inc	635
4,923		Blyth, Inc	166
51,179		Callaway Golf Co	386
22,322		Daktronics, Inc	206
98,113		Hasbro, Inc	3,146
31,609	*	Intrepid Potash, Inc	922
19,429	*	Jakks Pacific, Inc	235
67,398		Jarden Corp	2,084
22,402	*	Leapfrog Enterprises, Inc	88
8,407		Marine Products Corp	41
276,921		Mattel, Inc	5,533
3,981		Oil-Dri Corp of America	62
14,785	*	RC2 Corp	218
38,355	*	Shuffle Master, Inc	316
4,356	*	Steinway Musical Instruments, Inc	68

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	14,106

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

MISCELLANEOUS RETAIL - 1.60%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	$39
15,331	*	Allion Healthcare, Inc	101
255,557	*	Amazon.com, Inc	34,378
28,636		Barnes & Noble, Inc	546
15,894		Big 5 Sporting Goods Corp	273
10,266	*	Blue Nile, Inc	650
5,600		Books-A-Million, Inc	38
41,091	*	Borders Group, Inc	48
10,668	*	Build-A-Bear Workshop, Inc	52
30,566	*	Cabela’s, Inc	436
22,738		Cash America International, Inc	795
44,420	*	CKX, Inc	234
46,768	*	Coldwater Creek, Inc	209
1,126,606		CVS Corp	36,288
65,848	*	Dick’s Sporting Goods, Inc	1,638
71,540	*	Dollar Tree, Inc	3,455
61,220	*	Drugstore.Com	189
36,390	*	Ezcorp, Inc (Class A)	626
10,172	*	Fuqi International, Inc	183
11,202	*	Gaiam, Inc (Class A)	86
22,258	*	GSI Commerce, Inc	565
23,990	*	Hibbett Sports, Inc	528
30,139	*	HSN, Inc	609
19,736	*	Jo-Ann Stores, Inc	715
9,216	*	Kirkland’s, Inc	160
38,265	*	Marvel Entertainment, Inc	2,069
32,978		MSC Industrial Direct Co (Class A)	1,550
24,699		Nutri/System, Inc	770
212,310	*	Office Depot, Inc	1,369
62,128	*	OfficeMax, Inc	788
11,517	*	Overstock.com, Inc	156
6,868	*	PC Connection, Inc	46
7,784	*	PC Mall, Inc	41
96,494		Petsmart, Inc	2,575
33,999	*	Priceline.com, Inc	7,429
12,378		Pricesmart, Inc	253
445,462	*	Rite Aid Corp	673
15,239	*	Shutterfly, Inc	271
65,800		Signet Jewelers Ltd	1,758
12,380	*	Stamps.com, Inc	111
554,659		Staples, Inc	13,639
9,938		Systemax, Inc	156
95,185		Tiffany & Co	4,093
770,670		Walgreen Co	28,299
45,976		World Fuel Services Corp	1,232
25,452	*	Zale Corp	69
20,755	*	Zumiez, Inc	265

		TOTAL MISCELLANEOUS RETAIL	150,453

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

MOTION PICTURES - 0.73%
10,098	*	Ascent Media Corp (Series A)	$258
24,879	*	Avid Technology, Inc	317
8,632	*	Carmike Cinemas, Inc	65
21,687		Cinemark Holdings, Inc	312
219,050	*	Discovery Communications, Inc (Class C)	5,809
58,199	*	DreamWorks Animation SKG, Inc (Class A)	2,324
77,604	*	Macrovision Solutions Corp	2,474
30,800		National CineMedia, Inc	510
1,764,268		News Corp (Class A)	24,153
60,087		Regal Entertainment Group (Class A)	868
7,217	*	Rentrak Corp	128
68,393		Scripps Networks Interactive (Class A)	2,838
928,098		Time Warner, Inc	27,045
114,426	*	tw telecom inc (Class A)	1,961

		TOTAL MOTION PICTURES	69,062

NONDEPOSITORY INSTITUTIONS - 0.77%
36,918		Advance America Cash Advance Centers, Inc	205
234,563	*	American Capital Ltd	572
787,167		American Express Co	31,897
69,319	*	AmeriCredit Corp	1,320
125,597		Apollo Investment Corp	1,197
79,235		Ares Capital Corp	986
7,100		BlackRock Kelso Capital Corp	60
29,500	*	Boise, Inc	157
351,311		Capital One Financial Corp	13,470
210,135		CapitalSource, Inc	834
510,120		Chimera Investment Corp	1,979
16,600		CompuCredit Corp	55
6,526	*	Credit Acceptance Corp	275
12,000		Cypress Sharpridge Investments, Inc	162
417,034		Discover Financial Services	6,136
24,100	*	Doral Financial Corp	87
11,162	*	Encore Capital Group, Inc	194
2,603	*	ePlus, Inc	43
19,417		Financial Federal Corp	534
18,408	*	First Cash Financial Services, Inc	408
64,388	*	First Marblehead Corp	137
15,921		Gladstone Investment Corp	73
145,433		GLG Partners, Inc	468
60,592	*	Heckmann Corp	302
24,455		Hercules Technology Growth Capital, Inc	254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

17,512	*	Information Services Group, Inc	$56
8,511		Kohlberg Capital Corp	39
73,976		Lender Processing Services, Inc	3,007
50,285	*	MCG Capital Corp	217
9,981		Medallion Financial Corp	82
20,441	*	Mercadolibre, Inc	1,060
13,901		Nelnet, Inc (Class A)	240
9,384	*	NewStar Financial, Inc	37
12,077		NGP Capital Resources Co	98
44,117	*	Ocwen Financial Corp	422
14,385		PennantPark Investment Corp	128
41,814	*	PHH Corp	674
359,310	*	SLM Corp	4,049
2,846		Student Loan Corp	133
20,926		TICC Capital Corp	127
4,417	*	Tree.com, Inc	40
5,712		Triangle Capital Corp	69
12,929	*	World Acceptance Corp	463

		TOTAL NONDEPOSITORY INSTITUTIONS	72,746

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
18,209		AMCOL International Corp	517
28,828	*	Cardium Therapeutics, Inc	20
26,355		Compass Minerals International, Inc	1,771
71,059	*	General Moly, Inc	148
1,357	*	United States Lime & Minerals, Inc	47
96,370		Vulcan Materials Co	5,075

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,578

OIL AND GAS EXTRACTION - 4.63%
387,259		Anadarko Petroleum Corp	24,173
260,378		Apache Corp	26,863
6,580		APCO Argentina, Inc	145
6,556	*	Approach Resources, Inc	51
30,327	*	Arena Resources, Inc	1,308
52,318		Atlas America, Inc	1,578
33,846	*	ATP Oil & Gas Corp	619
44,674	*	Atwood Oceanics, Inc	1,602
240,115		Baker Hughes, Inc	9,720
22,381	*	Basic Energy Services, Inc	199
33,452		Berry Petroleum Co (Class A)	975
29,418	*	Bill Barrett Corp	915
222,479		BJ Services Co	4,138
62,158	*	Boots & Coots, Inc	103
76,924	*	Brigham Exploration Co	1,042
34,477	*	Bronco Drilling Co, Inc	175

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

78,361		Cabot Oil & Gas Corp	$3,416
38,620	*	Cal Dive International, Inc	292
185,418	*	Cameron International Corp	7,750
25,047	*	Carrizo Oil & Gas, Inc	663
59,090	*	Cheniere Energy, Inc	143
484,933		Chesapeake Energy Corp	12,550
63,993		Cimarex Energy Co	3,390
6,769	*	Clayton Williams Energy, Inc	237
19,751	*	CNX Gas Corp	583
51,350	*	Complete Production Services, Inc	668
34,810	*	Comstock Resources, Inc	1,412
58,293	*	Concho Resources, Inc	2,617
10,428	*	Contango Oil & Gas Co	490
24,174	*	Continental Resources, Inc	1,037
5,233	*	CREDO Petroleum Corp	49
7,528	*	Dawson Geophysical Co	174
154,398	*	Delta Petroleum Corp	161
190,838	*	Denbury Resources, Inc	2,824
345,322		Devon Energy Corp	25,381
52,580		Diamond Offshore Drilling, Inc	5,175
41,811	*	Encore Acquisition Co	2,008
81,717	*	Endeavour International Corp	88
25,675	*	Energy Recovery, Inc	177
194,549		EOG Resources, Inc	18,930
100,116		Equitable Resources, Inc	4,397
108,518		EXCO Resources, Inc	2,304
48,293	*	Exterran Holdings, Inc	1,036
85,352	*	Forest Oil Corp	1,899
24,931	*	FX Energy, Inc	71
4,904	*	Geokinetics, Inc	47
4,145	*	Georesources, Inc	57
79,950	*	Global Industries Ltd	570
27,174	*	GMX Resources, Inc	373
20,317	*	Goodrich Petroleum Corp	495
18,897	*	Gulfport Energy Corp	216
696,254		Halliburton Co	20,950
29,621	*	Harvest Natural Resources, Inc	157
81,706	*	Helix Energy Solutions Group, Inc	960
80,380		Helmerich & Payne, Inc	3,206
99,193	*	Hercules Offshore, Inc	474
823	*	Isramco, Inc	59
12,909		Kayne Anderson Energy Development Co	188
95,985	*	Key Energy Services, Inc	844
78,626	*	Mariner Energy, Inc	913
59,567	*	McMoRan Exploration Co	478
215,656	*	Nabors Industries Ltd	4,721

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

322,909		National Oilwell Varco, Inc	$14,237
101,507	*	Newfield Exploration Co	4,896
96,029	*	Newpark Resources, Inc	406
134,061		Noble Energy, Inc	9,548
31,257	*	Northern Oil And Gas, Inc	370
627,543		Occidental Petroleum Corp	51,051
42,236	*	Oceaneering International, Inc	2,472
140,208	*	Oilsands Quest, Inc	161
5,367		Panhandle Oil and Gas, Inc (Class A)	139
96,030	*	Parker Drilling Co	475
119,282		Patterson-UTI Energy, Inc	1,831
35,015		Penn Virginia Corp	745
231,356	*	PetroHawk Energy Corp	5,550
16,488	*	Petroleum Development Corp	300
59,203	*	Petroquest Energy, Inc	363
35,470	*	Pioneer Drilling Co	280
87,460		Pioneer Natural Resources Co	4,213
107,013	*	Plains Exploration & Production Co	2,960
12,071	*	PowerSecure International, Inc	87
132,232	*	Pride International, Inc	4,220
94,219	*	Quicksilver Resources, Inc	1,414
120,004		Range Resources Corp	5,982
31,629	*	Rex Energy Corp	380
86,005		Rowan Cos, Inc	1,947
23,456		RPC, Inc	244
926,059		Schlumberger Ltd	60,276
15,473	*	SEACOR Holdings, Inc	1,180
8,815	*	Seahawk Drilling, Inc	199
192,069		Smith International, Inc	5,219
265,788	*	Southwestern Energy Co	12,811
49,539		St. Mary Land & Exploration Co	1,696
36,323	*	Stone Energy Corp	656
23,906	*	Sulphco, Inc	16
59,956	*	Superior Energy Services	1,456
11,230	*	Superior Well Services, Inc	160
28,903	*	Swift Energy Co	693
49,984	*	Syntroleum Corp	133
61,137	*	Tetra Technologies, Inc	677
9,895	*	TGC Industries, Inc	39
41,944		Tidewater, Inc	2,011
22,758		Toreador Resources Corp	225
10,127	*	Union Drilling, Inc	63
31,837	*	Unit Corp	1,353
50,557		Vaalco Energy, Inc	230
20,033	*	Venoco, Inc	261
26,306		W&T Offshore, Inc	308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

37,871	*	Warren Resources, Inc	$93
38,900	*	Whiting Petroleum Corp	2,779
30,921	*	Willbros Group, Inc	522
449,689		XTO Energy, Inc	20,924
11,208	*	Zion Oil & Gas, Inc	79

		TOTAL OIL AND GAS EXTRACTION	436,566

PAPER AND ALLIED PRODUCTS - 0.52%
84,337		Bemis Co	2,501
26,323	*	Buckeye Technologies, Inc	257
38,005	*	Cenveo, Inc	333
32,513	*	Domtar Corporation	1,802
35,119		Glatfelter	427
104,801	*	Graphic Packaging Holding Co	364
25,049		Greif, Inc (Class A)	1,352
334,155		International Paper Co	8,948
25,561	*	Kapstone Paper and Packaging Corp	252
320,656		Kimberly-Clark Corp	20,429
130,827		MeadWestvaco Corp	3,745
17,978		Neenah Paper, Inc	251
3,565	*	Orchids Paper Products Co	71
77,673		Packaging Corp of America	1,787
28,437		Rock-Tenn Co (Class A)	1,434
14,072		Schweitzer-Mauduit International, Inc	990
76,538		Sonoco Products Co	2,239
81,476		Temple-Inland, Inc	1,720
29,954		Wausau Paper Corp	346

		TOTAL PAPER AND ALLIED PRODUCTS	49,248

PERSONAL SERVICES - 0.15%
101,777		Cintas Corp	2,652
22,900	*	Coinstar, Inc	636
3,696		CPI Corp	45
15,088		G & K Services, Inc (Class A)	379
264,974		H&R Block, Inc	5,994
20,449		Jackson Hewitt Tax Service, Inc	90
8,861	*	Mac-Gray Corp	91
44,951		Regis Corp	700
68,023	*	Sally Beauty Holdings, Inc	520
187,277		Service Corp International	1,534
11,970	*	Steiner Leisure Ltd	476
9,989		Unifirst Corp	481
26,680		Weight Watchers International, Inc	778

		TOTAL PERSONAL SERVICES	14,376

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

PETROLEUM AND COAL PRODUCTS - 5.27%
9,171		Alon USA Energy, Inc	$63
60,252		Ashland, Inc	2,387
1,554,657		Chevron Corp	119,693
1,149,644		ConocoPhillips	58,712
21,762	*	CVR Energy, Inc	149
7,530		Delek US Holdings, Inc	51
3,788,682	c	Exxon Mobil Corp	258,350
80,549		Frontier Oil Corp	970
162,929	*	Gran Tierra Energy, Inc	934
54,162	*	Headwaters, Inc	353
224,623		Hess Corp	13,590
32,029		Holly Corp	821
548,601		Marathon Oil Corp	17,127
147,725		Murphy Oil Corp	8,007
7,327		Quaker Chemical Corp	151
106,710	*	SandRidge Energy, Inc	1,006
89,404		Sunoco, Inc	2,333
104,460		Tesoro Corp	1,415
438,022		Valero Energy Corp	7,337
40,621		Walter Industries, Inc	3,060
11,564		WD-40 Co	374
34,300	*	Western Refining, Inc	162

		TOTAL PETROLEUM AND COAL PRODUCTS	497,045

PIPELINES, EXCEPT NATURAL GAS - 0.11%
503,176		Spectra Energy Corp	10,320

		TOTAL PIPELINES, EXCEPT NATURAL GAS	10,320

PRIMARY METAL INDUSTRIES - 0.69%
83,997		AK Steel Holding Corp	1,793
752,363		Alcoa, Inc	12,128
75,088		Allegheny Technologies, Inc	3,362
36,981		Belden CDT, Inc	811
14,781	*	Brush Engineered Materials, Inc	274
34,840		Carpenter Technology Corp	939
38,600	*	Century Aluminum Co	625
72,244	*	CommScope, Inc	1,917
15,305		Encore Wire Corp	322
10,195	*	Fushi Copperweld, Inc	103
40,791	*	General Cable Corp	1,200
27,239	*	General Steel Holdings, Inc	120
20,138		Gibraltar Industries, Inc	317
9,402		Haynes International, Inc	310
33,599	*	Horsehead Holding Corp	428
44,893		Hubbell, Inc (Class B)	2,123
24,024		Matthews International Corp (Class A)	851

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

39,317	*	Metalico, Inc	$193
27,916		Mueller Industries, Inc	693
8,845	*	Northwest Pipe Co	238
242,591		Nucor Corp	11,318
9,331		Olympic Steel, Inc	304
108,069		Precision Castparts Corp	11,926
23,200	*	RTI International Metals, Inc	584
16,575		Schnitzer Steel Industries, Inc (Class A)	791
165,292		Steel Dynamics, Inc	2,929
17,419		Texas Industries, Inc	609
61,371		Titanium Metals Corp	768
24,156		Tredegar Corp	382
111,914		United States Steel Corp	6,170
4,623	*	Universal Stainless & Alloy	87
60,823	*	Uranium Energy Corp	230
46,555		Worthington Industries, Inc	608

		TOTAL PRIMARY METAL INDUSTRIES	65,453

PRINTING AND PUBLISHING - 0.33%
49,506	*	ACCO Brands Corp	360
34,915		American Greetings Corp (Class A)	761
59,879		Belo (A.H.) Corp (Class A)	326
23,523		Bowne & Co, Inc	157
16,074	*	China Information Security Technology, Inc	99
8,210	*	Consolidated Graphics, Inc	288
6,267		Courier Corp	89
5,480		CSS Industries, Inc	107
23,101	*	Dolan Media Co	236
41,847		Dun & Bradstreet Corp	3,531
17,307		Ennis, Inc	291
21,197	*	EW Scripps Co (Class A)	148
177,581		Gannett Co, Inc	2,637
33,505		Harte-Hanks, Inc	361
30,975		John Wiley & Sons, Inc (Class A)	1,297
51,243		Journal Communications, Inc (Class A)	199
39,858	*	Martha Stewart Living Omnimedia, Inc (Class A)	197
243,949		McGraw-Hill Cos, Inc	8,174
26,535		Meredith Corp	819
76,747	*	MSCI, Inc (Class A)	2,441
5,947		Multi-Color Corp	73
81,235		New York Times Co (Class A)	1,004
12,663	*	Playboy Enterprises, Inc (Class B)	41
31,380		Primedia, Inc	113
157,353		R.R. Donnelley & Sons Co	3,503
10,767		Schawk, Inc (Class A)	146
17,418		Scholastic Corp	520

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,680		Standard Register Co	$54
40,793	*	Valassis Communications, Inc	745
4,829		Washington Post Co (Class B)	2,123

		TOTAL PRINTING AND PUBLISHING	30,840

RAILROAD TRANSPORTATION - 0.83%
204,476		Burlington Northern Santa Fe Corp	20,165
304,220		CSX Corp	14,752
28,715	*	Genesee & Wyoming, Inc (Class A)	937
69,698	*	Kansas City Southern Industries, Inc	2,320
284,676		Norfolk Southern Corp	14,923
17,000	*	RailAmerica, Inc	207
392,389		Union Pacific Corp	25,074

		TOTAL RAILROAD TRANSPORTATION	78,378

REAL ESTATE - 0.10%
181,348	*	CB Richard Ellis Group, Inc (Class A)	2,461
20,046	*	China Housing & Land Development, Inc	83
4,977		Consolidated-Tomoka Land Co	174
20,453		DuPont Fabros Technology, Inc	368
84,802	*	Forest City Enterprises, Inc (Class A)	999
29,389	*	Forestar Real Estate Group, Inc	646
8,800		Government Properties Income Trust	202
32,173		Jones Lang LaSalle, Inc	1,943
19,220	*	LoopNet, Inc	191
13,593	*	Reading International, Inc	55
70,149	*	St. Joe Co	2,027
68,986		Stewart Enterprises, Inc (Class A)	355

		TOTAL REAL ESTATE	9,504

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.17%
21,213		A. Schulman, Inc	428
5,113	*	AEP Industries, Inc	196
43,609		Cooper Tire & Rubber Co	874
9,928	*	Deckers Outdoor Corp	1,010
183,380	*	Goodyear Tire & Rubber Co	2,586
10,182	*	Metabolix, Inc	113
211,403		Newell Rubbermaid, Inc	3,173
120,927		Sealed Air Corp	2,643
23,839	*	Skechers U.S.A., Inc (Class A)	701
25,932		Spartech Corp	266
27,247		Titan International, Inc	221
13,203	*	Trex Co, Inc	259
48,152		Tupperware Corp	2,242
26,348		West Pharmaceutical Services, Inc	1,033

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	15,745

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

SECURITY AND COMMODITY BROKERS - 2.41%
197,586		Ameriprise Financial, Inc	$7,670
21,300	*	Artio Global Investors, Inc	543
24,521		BlackRock, Inc	5,694
40,153	*	Broadpoint Securities Group, Inc	179
110,905		Broadridge Financial Solutions, Inc	2,502
16,951		Calamos Asset Management, Inc (Class A)	195
736,490		Charles Schwab Corp	13,861
51,680		CME Group, Inc	17,362
12,285		Cohen & Steers, Inc	281
1,420		Diamond Hill Investment Group, Inc	91
12,546		Duff & Phelps Corp	229
1,133,585	*	E*Trade Financial Corp	1,984
89,258		Eaton Vance Corp	2,714
6,384		Epoch Holding Corp	67
11,307		Evercore Partners, Inc (Class A)	344
20,447	*	FBR Capital Markets Corp	126
69,691		Federated Investors, Inc (Class B)	1,917
22,257		Fifth Street Finance Corp	239
116,839		Franklin Resources, Inc	12,309
6,584		GAMCO Investors, Inc (Class A)	318
54,396		GFI Group, Inc	249
390,974		Goldman Sachs Group, Inc	66,012
17,050		Greenhill & Co, Inc	1,368
31,233	*	Interactive Brokers Group, Inc (Class A)	553
57,042	*	IntercontinentalExchange, Inc	6,406
14,903	*	International Assets Holding Corp	217
322,917		Invesco Ltd	7,585
33,274	*	Investment Technology Group, Inc	655
137,373		Janus Capital Group, Inc	1,848
89,727	*	Jefferies Group, Inc	2,129
11,011		JMP Group, Inc	107
26,819	*	KBW, Inc	734
70,728	*	Knight Capital Group, Inc (Class A)	1,089
37,720	*	LaBranche & Co, Inc	107
58,754		Lazard Ltd (Class A)	2,231
123,819		Legg Mason, Inc	3,734
21,429		MarketAxess Holdings, Inc	298
79,055	*	MF Global Ltd	549
1,057,851		Morgan Stanley	31,312
14,941	*	Morningstar, Inc	722
103,270	*	Nasdaq Stock Market, Inc	2,047
203,886		NYSE Euronext	5,158
7,363		Oppenheimer Holdings, Inc	245
30,987		optionsXpress Holdings, Inc	479

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,186	*	Penson Worldwide, Inc	$138
15,010	*	Piper Jaffray Cos	760
9,591	*	Pzena Investment Management, Inc (Class A)	78
75,031		Raymond James Financial, Inc	1,783
8,937		Sanders Morris Harris Group, Inc	49
95,014		SEI Investments Co	1,665
23,214	*	Stifel Financial Corp	1,375
19,558		SWS Group, Inc	237
198,316		T Rowe Price Group, Inc	10,560
203,909	*	TD Ameritrade Holding Corp	3,952
98		Teton Advisors, Inc	2
15,283	*	Thomas Weisel Partners Group, Inc	58
12,213		US Global Investors, Inc (Class A)	150
800		Value Line, Inc	20
65,258		Waddell & Reed Financial, Inc (Class A)	1,993
3,869		Westwood Holdings Group, Inc	141

		TOTAL SECURITY AND COMMODITY BROKERS	227,420

SOCIAL SERVICES - 0.00%**
15,384	*	Capital Senior Living Corp	77
8,598	*	Providence Service Corp	136
19,452	*	Res-Care, Inc	218

		TOTAL SOCIAL SERVICES	431

SPECIAL TRADE CONTRACTORS - 0.09%
2,319		Alico, Inc	66
23,315	*	AsiaInfo Holdings, Inc	710
17,483		Chemed Corp	839
28,901		Comfort Systems USA, Inc	357
32,076	*	Dycom Industries, Inc	258
50,074	*	EMCOR Group, Inc	1,346
32,339	*	Insituform Technologies, Inc (Class A)	735
10,880	*	Integrated Electrical Services, Inc	64
13,874	*	Layne Christensen Co	398
162,277	*	Quanta Services, Inc	3,382

		TOTAL SPECIAL TRADE CONTRACTORS	8,155

STONE, CLAY, AND GLASS PRODUCTS - 0.40%
25,458		Apogee Enterprises, Inc	356
18,135	*	Cabot Microelectronics Corp	598
15,540		CARBO Ceramics, Inc	1,059
1,205,932		Corning, Inc	23,286
33,735		Eagle Materials, Inc	879
105,796		Gentex Corp	1,889
34,691		Martin Marietta Materials, Inc	3,102

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

65,642	*	Owens Corning, Inc	$1,683
128,673	*	Owens-Illinois, Inc	4,229
23,708	*	US Concrete, Inc	22
32,462	*	USG Corp	456

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	37,559

TEXTILE MILL PRODUCTS - 0.03%
23,047		Albany International Corp (Class A)	518
38,561		Interface, Inc (Class A)	320
44,512	*	Mohawk Industries, Inc	2,119
10,106		Oxford Industries, Inc	209

		TOTAL TEXTILE MILL PRODUCTS	3,166

TOBACCO PRODUCTS - 1.29%
1,604,395		Altria Group, Inc	31,494
115,699		Fortune Brands, Inc	4,998
130,594		Lorillard, Inc	10,478
1,518,941		Philip Morris International, Inc	73,199
21,518		Universal Corp	981
30,746		Vector Group Ltd	430

		TOTAL TOBACCO PRODUCTS	121,580

TRANSPORTATION BY AIR - 0.51%
7,464	*	Air Methods Corp	251
43,342	*	Air Transport Services Group, Inc	114
94,997	*	Airtran Holdings, Inc	496
28,857	*	Alaska Air Group, Inc	997
11,958	*	Allegiant Travel Co	564
258,366	*	AMR Corp	1,997
13,153	*	Atlas Air Worldwide Holdings, Inc	490
27,721	*	Bristow Group, Inc	1,066
106,996	*	Continental Airlines, Inc (Class B)	1,917
23,678		Copa Holdings S.A. (Class A)	1,290
601,350	*	Delta Air Lines, Inc	6,843
242,189		FedEx Corp	20,211
53,091	*	Hawaiian Holdings, Inc	372
195,814	*	JetBlue Airways Corp	1,067
9,723	*	PHI, Inc	201
23,015	*	Republic Airways Holdings, Inc	170
45,222		Skywest, Inc	765
577,035		Southwest Airlines Co	6,596
129,720	*	UAL Corp	1,675
125,471	*	US Airways Group, Inc	608

		TOTAL TRANSPORTATION BY AIR	47,690

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION EQUIPMENT - 2.32%
18,257		A.O. Smith Corp	$792
29,552	*	AAR Corp	679
9,735	*	Aerovironment, Inc	283
42,925		American Axle & Manufacturing Holdings, Inc	344
7,032		American Railcar Industries, Inc	77
15,097	*	Amerigon, Inc (Class A)	120
57,384		ArvinMeritor, Inc	642
14,702	*	ATC Technology Corp	351
64,693	*	Autoliv, Inc	2,805
74,030	*	BE Aerospace, Inc	1,740
562,898		Boeing Co	30,469
73,449		Brunswick Corp	934
38,932		Clarcor, Inc	1,263
18,024	*	Cogo Group, Inc	133
107,758	*	Dana Holding Corp	1,168
7,682	*	Dorman Products, Inc	120
7,637		Ducommun, Inc	143
13,635	*	Federal Mogul Corp (Class A)	236
34,017		Federal Signal Corp	205
56,935	*	Force Protection, Inc	297
2,426,934	*	Ford Motor Co	24,268
8,920		Freightcar America, Inc	177
10,861	*	Fuel Systems Solutions, Inc	448
42,477	*	GenCorp, Inc	297
268,169		General Dynamics Corp	18,281
124,310		Genuine Parts Co	4,719
95,802		Goodrich Corp	6,155
12,975		Greenbrier Cos, Inc	135
17,217		Group 1 Automotive, Inc	488
182,315		Harley-Davidson, Inc	4,594
61,544		Harsco Corp	1,984
18,067		Heico Corp	801
576,706		Honeywell International, Inc	22,607
21,747		Kaman Corp	502
6,398	*	LMI Aerospace, Inc	85
246,905		Lockheed Martin Corp	18,604
7,280	*	Miller Industries, Inc	83
49,945	*	Navistar International Corp	1,930
44,747	*	Orbital Sciences Corp	683
68,619		Oshkosh Truck Corp	2,541
280,865		Paccar, Inc	10,187
24,262		Polaris Industries, Inc	1,059
5,233		Portec Rail Products, Inc	56
30,024		Spartan Motors, Inc	169
82,916	*	Spirit Aerosystems Holdings, Inc (Class A)	1,647
11,969	*	Standard Motor Products, Inc	102

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

17,715		Superior Industries International, Inc	$271
46,120	*	Tenneco, Inc	818
28,300		Thor Industries, Inc	889
4,238	*	Todd Shipyards Corp	71
32,065		TransDigm Group, Inc	1,523
61,064		Trinity Industries, Inc	1,065
13,981		Triumph Group, Inc	675
46,873	*	TRW Automotive Holdings Corp	1,119
649,636		United Technologies Corp	45,090
38,351		Westinghouse Air Brake Technologies Corp	1,566
24,826	*	Winnebago Industries, Inc	303
15,478	*	Wonder Auto Technology, Inc	182

		TOTAL TRANSPORTATION EQUIPMENT	218,975

TRANSPORTATION SERVICES - 0.19%
14,656		Ambassadors Group, Inc	195
131,545		CH Robinson Worldwide, Inc	7,726
8,003	*	Dynamex, Inc	145
165,262		Expeditors International Washington, Inc	5,740
35,663		GATX Corp	1,025
28,305	*	Hub Group, Inc (Class A)	759
26,504	*	Interval Leisure Group, Inc	330
37,000	*	Orbitz Worldwide, Inc	272
53,231		Pacer International, Inc	168
7,904	*	Universal Travel Group	80
81,226		UTI Worldwide, Inc	1,163

		TOTAL TRANSPORTATION SERVICES	17,603

TRUCKING AND WAREHOUSING - 0.42%
19,331		Arkansas Best Corp	569
16,346	*	Celadon Group, Inc	177
37,901		Con-way, Inc	1,323
22,919		Forward Air Corp	574
39,254		Heartland Express, Inc	599
66,499		J.B. Hunt Transport Services, Inc	2,147
40,073		Landstar System, Inc	1,554
14,139	*	Marten Transport Ltd	254
21,283	*	Old Dominion Freight Line	653
1,137	*	Patriot Transportation Holding, Inc	107
9,635	*	Saia, Inc	143
537,224		United Parcel Service, Inc (Class B)	30,822
3,884		Universal Truckload Services, Inc	70
5,744	*	USA Truck, Inc	72
31,101		Werner Enterprises, Inc	615
66,066	*	YRC Worldwide, Inc	55

		TOTAL TRUCKING AND WAREHOUSING	39,734

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

WATER TRANSPORTATION - 0.25%
30,756		Alexander & Baldwin, Inc	$1,053
8,786	*	American Commercial Lines, Inc	161
341,503	*	Carnival Corp	10,822
38,961		DHT Maritime, Inc	143
51,764	*	Eagle Bulk Shipping, Inc	256
39,564		Frontline Ltd	1,081
20,776		Genco Shipping & Trading Ltd	465
37,255		General Maritime Corp	260
24,752		Golar LNG Ltd	317
19,461	*	Gulfmark Offshore, Inc	551
23,837		Horizon Lines, Inc (Class A)	133
18,746	*	Hornbeck Offshore Services, Inc	436
4,290		International Shipholding Corp	133
41,752	*	Kirby Corp	1,455
11,975		Knightsbridge Tankers Ltd	159
32,302		Nordic American Tanker Shipping	969
28,315	*	Odyssey Marine Exploration, Inc	40
18,001		Overseas Shipholding Group, Inc	791
100,520	*	Royal Caribbean Cruises Ltd	2,541
34,031		Ship Finance International Ltd	464
10,426	*	TBS International Ltd (Class A)	77
32,878		Teekay Corp	763
9,000		Teekay Tankers Ltd (Class A)	77
18,066	*	Ultrapetrol Bahamas Ltd	86

		TOTAL WATER TRANSPORTATION	23,233

WHOLESALE TRADE-DURABLE GOODS - 0.38%
18,766		Agilysys, Inc	171
30,894		Applied Industrial Technologies, Inc	682
92,479	*	Arrow Electronics, Inc	2,738
34,240		Barnes Group, Inc	579
35,044	*	Beacon Roofing Supply, Inc	561
91,659		BorgWarner, Inc	3,045
8,096	*	Cardtronics, Inc	90
11,808		Castle (A.M.) & Co	162
8,056	*	Chindex International, Inc	114
4,580		Communications Systems, Inc	57
25,681	*	Conceptus, Inc	482
14,464	*	DemandTec, Inc	127
18,652	*	Digi International, Inc	170
16,941	*	Drew Industries, Inc	350
4,502		Eastern Co	60
21,300	*	Emdeon, Inc	325
12,096	*	Hansen Medical, Inc	37

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,024		Houston Wire & Cable Co	$143
124,256	*	Ingram Micro, Inc (Class A)	2,168
34,716	*	Insight Enterprises, Inc	396
23,318	*	Interline Brands, Inc	403
42,424		Knight Transportation, Inc	818
3,000		Lawson Products, Inc	53
112,667	*	LKQ Corp	2,207
30,570	*	MedAssets, Inc	648
19,916	*	Merge Healthcare, Inc	67
8,104	*	MWI Veterinary Supply, Inc	306
32,272		Owens & Minor, Inc	1,385
77,203	*	Patterson Cos, Inc	2,160
37,199		PEP Boys - Manny Moe & Jack	315
38,375		Pool Corp	732
47,208	*	PSS World Medical, Inc	1,065
48,117		Reliance Steel & Aluminum Co	2,080
53,265		Solera Holdings, Inc	1,918
6,849		Sport Supply Group, Inc	86
38,600	*	Talecris Biotherapeutics Holdings Corp	860
38,960	*	Tech Data Corp	1,818
10,213	*	Titan Machinery, Inc	118
29,444	*	TomoTherapy, Inc	115
27,050	*	Tyler Technologies, Inc	539
47,076		W.W. Grainger, Inc	4,558
32,103	*	WESCO International, Inc	867
11,292	*	West Marine, Inc	91
3,600	*	Willis Lease Finance Corp	53

		TOTAL WHOLESALE TRADE-DURABLE GOODS	35,719

WHOLESALE TRADE-NONDURABLE GOODS - 0.61%
17,815		Aceto Corp	92
62,264		Airgas, Inc	2,964
31,521	*	Akorn, Inc	56
68,179	*	Alliance One International, Inc	333
48,859		Allscripts Healthcare Solutions, Inc	988
13,080		Andersons, Inc	338
51,120	*	Bare Escentuals, Inc	625
31,488	*	BioScrip, Inc	263
19,314	*	BMP Sunstone Corp	110
70,721		Brown-Forman Corp (Class B)	3,789
278,126		Cardinal Health, Inc	8,967
47,321	*	Central European Distribution Corp	1,344
9,887	*	Clearwater Paper Corp	543
8,334	*	Core-Mark Holding Co, Inc	275
136,917	*	Dean Foods Co	2,470
90,528	*	Endo Pharmaceuticals Holdings, Inc	1,857

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,010	*	Fresh Del Monte Produce, Inc	$730
26,566	*	Green Mountain Coffee Roasters, Inc	2,164
30,203	*	Hain Celestial Group, Inc	514
69,753	*	Henry Schein, Inc	3,669
48,187		Herbalife Ltd	1,955
6,203		Kenneth Cole Productions, Inc (Class A)	60
19,366		K-Swiss, Inc (Class A)	192
16,187	*	LSB Industries, Inc	228
45,303		Men’s Wearhouse, Inc	954
24,388		Myers Industries, Inc	222
10,977		Nash Finch Co	407
38,826		Nu Skin Enterprises, Inc (Class A)	1,043
9,998	*	Perry Ellis International, Inc	151
9,325		Schiff Nutrition International, Inc	73
14,249	*	School Specialty, Inc	333
18,527		Spartan Stores, Inc	265
14,223	*	Synutra International, Inc	192
458,524		Sysco Corp	12,811
77,583		Terra Industries, Inc	2,497
29,432	*	Tractor Supply Co	1,559
33,743	*	United Natural Foods, Inc	902
18,197	*	United Stationers, Inc	1,035
6,399		Valhi, Inc	89
13,192	*	Volcom, Inc	221
15,316		Zep, Inc	265
18,750	*	Zhongpin, Inc	293

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	57,838

		TOTAL COMMON STOCKS	9,376,911

		(Cost $8,594,187)

RIGHTS / WARRANTS - 0.00%**
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
14,500		Builders FirstSource, Inc	4

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4

COMMUNICATIONS - 0.00%**
48,356		Clearwire Corp	19

		TOTAL COMMUNICATIONS	19

EATING AND DRINKING PLACES - 0.00%**
2,604		Krispy Kreme Doughnuts, Inc	0	^

		TOTAL EATING AND DRINKING PLACES	0	^

		TOTAL RIGHTS / WARRANTS	23

		(Cost $0^)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL	ISSUER	MATURITY DATE	VALUE (000)

SHORT TERM INVESTMENTS - 0.37%

U.S. TREASURY BILLS - 0.37%
$14,715,000	United States Cash Management Bills	6/10/10	$14,703
20,000,000	United States Treasury Bills	6/24/10	19,983

	TOTAL U.S. TREASURY BILLS		34,686

	(Cost $34,685)

	TOTAL SHORT-TERM INVESTMENTS		34,686

	(Cost $34,685)

	TOTAL PORTFOLIO - 99.84%		9,411,620
	(Cost $8,628,872)

	OTHER ASSETS & LIABILITIES, NET - 0.16%		14,700

	NET ASSETS - 100.00%		$9,426,320

*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less than $1,000.
c	All or a portion of these securities has been segregated by the Custodian to cover margin or other requirements on open futures contracts in the amount of $2,590,325.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

BANK LOAN OBLIGATIONS - 0.29%

CHEMICALS AND ALLIED PRODUCTS - 0.19%
$5,000,000	i	JohnsonDiversey, Inc	5.200%	11/24/2015	Ba2	$5,005
4,948,454		Mylan, Inc	3.550	10/2/2014	Ba3	4,834
5,000,000		Nalco Co	6.500	5/13/2016	Ba1	5,039
5,033,072		Solutia, Inc	7.250	2/28/2014	Ba3	5,102

		TOTAL CHEMICALS AND ALLIED PRODUCTS				19,980

NONDEPOSITORY INSTITUTIONS - 0.10%
5,000,000		Reynolds Consumer Products Term Loan	6.250	11/05/2015	NR	5,017
4,984,500		Universal City Term Loan	6.880	11/17/2014	Ba2	4,991

		TOTAL NONDEPOSITORY INSTITUTIONS				10,008

		TOTAL BANK LOAN OBLIGATIONS (Cost $30,056)				29,988

BONDS - 97.51%

CORPORATE BONDS - 31.11%

AGENCY SECURITIES - 4.21%
24,573,385		AMAL Ltd	3.470	8/21/2021	Aaa	23,199
28,000,000		Bank of America Corp	2.380	6/22/2012	Aaa	28,530
4,000,000		CitiBank NA	1.380	8/10/2011	Aaa	4,011
34,000,000		Citigroup Funding, Inc	2.000	3/30/2012	Aaa	34,276
40,000,000		Citigroup Funding, Inc	1.880	10/22/2012	Aaa	39,849
45,500,000		Citigroup, Inc	2.130	4/30/2012	Aaa	45,987
15,000,000		General Electric Capital Corp	2.130	12/21/2012	Aaa	15,014
54,875,000		GMAC, Inc	1.750	10/30/2012	Aaa	54,518
61,800,000		GMAC, Inc	2.200	12/19/2012	Aaa	62,178
10,000,000		KeyBank NA	3.200	6/15/2012	Aaa	10,380
10,000,000		New York Community Bank	3.000	12/16/2011	Aaa	10,270
10,000,000		Regions Bank	3.250	12/9/2011	Aaa	10,377
4,772,686		Rowan Cos, Inc	3.530	5/1/2020	NR	4,790
10,000,000		Rowan Cos, Inc	3.160	7/15/2021	NR	9,750
9,832,829		San Clemente Leasing LLC	3.590	8/27/2021	NR	9,646
6,500,000		Sovereign Bank	2.750	1/17/2012	Aaa	6,672
39,000,000		State Street Corp	2.150	4/30/2012	Aaa	39,511
9,500,000		US Central Federal Credit Union	1.900	10/19/2012	Aaa	9,493
18,400,000		Wells Fargo & Co	2.130	6/15/2012	Aaa	18,614
5,000,000		Western Corporate Federal Credit Union	1.750	11/2/2012	Aaa	4,978

		TOTAL AGENCY SECURITIES				442,043

AMUSEMENT AND RECREATION SERVICES - 0.15%
2,000,000	g	Ameristar Casinos, Inc	9.250	6/1/2014	B2	2,075

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$2,175,000	g	Peninsula Gaming LLC	8.380%	8/15/2015	Ba2	$2,169
1,000,000	g	Penn National Gaming, Inc	8.750	8/15/2019	B1	1,023
2,000,000		Speedway Motorsports, Inc	6.750	6/1/2013	Ba2	1,990
7,825,000		Walt Disney Co	4.500	12/15/2013	A2	8,312

		TOTAL AMUSEMENT AND RECREATION SERVICES				15,569

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
2,150,000		Home Depot, Inc	5.250	12/16/2013	Baa1	2,302
3,900,000		Home Depot, Inc	5.880	12/16/2036	Baa1	3,765
1,850,000		Lowe’s Cos, Inc	8.250	6/1/2010	A1	1,909

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				7,976

BUSINESS SERVICES - 0.34%
3,250,000		Daimler Finance North America LLC	5.880	3/15/2011	A3	3,398
7,400,000		Daimler Finance North America LLC	5.750	9/8/2011	A3	7,773
4,500,000		Hanarotelecom, Inc	7.000	2/1/2012	Baa3	4,696
1,970,000		Interpublic Group of Cos, Inc	6.250	11/15/2014	Ba3	1,891
1,000,000		Iron Mountain, Inc	7.750	1/15/2015	B2	1,005
840,000		Iron Mountain, Inc	8.380	8/15/2021	B2	867
4,190,000		Lamar Media Corp	7.250	1/1/2013	B2	4,180
375,000		Lamar Media Corp	6.630	8/15/2015	B2	360
1,500,000		Lender Processing Services, Inc	8.130	7/1/2016	Ba2	1,596
3,100,000		Oracle Corp	4.950	4/15/2013	A2	3,326
3,925,000		Oracle Corp	3.750	7/8/2014	A2	4,051
2,310,000		Sungard Data Systems, Inc	10.250	8/15/2015	Caa1	2,460

		TOTAL BUSINESS SERVICES				35,603

CHEMICALS AND ALLIED PRODUCTS - 1.10%
1,550,000		Abbott Laboratories	5.600	5/15/2011	A1	1,644
4,600,000		Air Products & Chemicals, Inc	4.150	2/1/2013	A2	4,772
6,630,000		Air Products & Chemicals, Inc	4.380	8/21/2019	A2	6,571
1,125,000		Airgas, Inc	4.500	9/15/2014	Baa3	1,142
2,000,000	g	Airgas, Inc	7.130	10/1/2018	Ba1	2,085
1,000,000		Amgen, Inc	5.850	6/1/2017	A3	1,093
2,500,000		Amgen, Inc	6.400	2/1/2039	A3	2,743
1,570,000		Clorox Co	5.450	10/15/2012	Baa2	1,688
1,000,000		Clorox Co	3.550	11/1/2015	Baa2	989
1,000,000		Eastman Chemical Co	5.500	11/15/2019	Baa2	997
6,450,000		EI Du Pont de Nemours & Co	3.250	1/15/2015	A2	6,390
6,000,000		EI Du Pont de Nemours & Co	4.630	1/15/2020	A2	5,874
9,400,000		Eli Lilly & Co	3.550	3/6/2012	A1	9,782
2,325,000		Eli Lilly & Co	5.950	11/15/2037	A1	2,450
7,575,000		GlaxoSmithKline Capital, Inc	5.650	5/15/2018	A1	8,170
3,760,000		GlaxoSmithKline Capital, Inc	6.380	5/15/2038	A1	4,166
4,000,000		Johnson & Johnson	5.850	7/15/2038	Aaa	4,315
10,500,000		Novartis Capital Corp	4.130	2/10/2014	Aa2	11,038
10,000,000		Pfizer, Inc	4.450	3/15/2012	A1	10,576
7,150,000		Pfizer, Inc	6.200	3/15/2019	A1	7,948
7,100,000		Potash Corp of Saskatchewan, Inc	4.880	3/30/2020	Baa1	7,004
5,050,000		Praxair, Inc	5.250	11/15/2014	A2	5,515
4,975,000		Procter & Gamble Co	5.550	3/5/2037	Aa3	5,138
3,225,000		Schering-Plough Corp	6.550	9/15/2037	Aa3	3,663

		TOTAL CHEMICALS AND ALLIED PRODUCTS				115,753

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

COAL MINING - 0.03%
$1,000,000	g	Arch Coal, Inc	8.750%	8/1/2016	B1	$1,058
2,000,000		Peabody Energy Corp	7.380	11/1/2016	Ba1	2,062

		TOTAL COAL MINING				3,120

COMMUNICATIONS - 2.85%
2,400,000		America Movil SAB de C.V.	6.130	11/15/2037	A3	2,401
4,300,000	g	American Tower Corp	4.630	4/1/2015	Baa3	4,349
4,650,000		AT&T, Inc	4.950	1/15/2013	A2	4,961
2,000,000		AT&T, Inc	6.150	9/15/2034	A2	1,977
3,625,000		AT&T, Inc	6.500	9/1/2037	A2	3,757
11,500,000		AT&T, Inc	6.300	1/15/2038	A2	11,681
1,745,000		BellSouth Capital Funding Corp	7.880	2/15/2030	A2	1,992
13,125,000		BellSouth Corp	5.200	9/15/2014	A2	14,057
14,950,000		Cellco Partnership	3.750	5/20/2011	A2	15,416
10,725,000		Cellco Partnership	5.550	2/1/2014	A2	11,640
15,600,000		Cellco Partnership	8.500	11/15/2018	A2	19,350
1,011,000		Comcast Cable Communications Holdings, Inc	8.380	3/15/2013	Baa1	1,165
2,125,000		Comcast Corp	5.650	6/15/2035	Baa1	1,986
2,750,000		Comcast Corp	6.500	11/15/2035	Baa1	2,851
3,300,000		Comcast Corp	6.400	5/15/2038	Baa1	3,396
3,300,000		Comcast Corp	6.550	7/1/2039	Baa1	3,460
2,000,000		Cricket Communications, Inc	7.750	5/15/2016	Ba2	1,995
1,455,000	g	CSC Holdings, Inc	8.500	4/15/2014	Ba3	1,550
4,000,000		Deutsche Telekom International Finance BV	8.750	6/15/2030	Baa1	5,144
3,875,000	g	DirecTV Holdings LLC	4.750	10/1/2014	Ba2	3,950
4,740,000		DirecTV Holdings LLC	7.630	5/15/2016	Ba2	5,178
11,650,000	g	DirecTV Holdings LLC	5.880	10/1/2019	Ba2	11,849
2,000,000		DISH DBS Corp	7.880	9/1/2019	Ba3	2,098
3,200,000		France Telecom S.A.	7.750	3/1/2011	A3	3,430
1,150,000		GTE Corp	6.840	4/15/2018	Baa1	1,260
3,000,000	g	Intelsat Subsidiary Holding Co Ltd	8.880	1/15/2015	B3	3,090
4,000,000		New Cingular Wireless Services, Inc	7.880	3/1/2011	A2	4,298
3,155,000		New Cingular Wireless Services, Inc	8.750	3/1/2031	A2	4,077
3,000,000		Qwest Communications International, Inc	7.250	2/15/2011	Ba3	3,015
4,500,000		Qwest Corp	8.880	3/15/2012	Ba1	4,838
500,000		Rogers Cable, Inc	6.750	3/15/2015	Baa2	565
2,000,000	g	SBA Telecommunications, Inc	8.000	8/15/2016	Ba2	2,090
4,500,000		Sprint Capital Corp	8.750	3/15/2032	Ba3	4,241
1,225,000		Sprint Nextel Corp	6.000	12/1/2016	Ba3	1,118
3,075,000		Telecom Italia Capital S.A.	6.180	6/18/2014	Baa2	3,333
2,825,000		Telecom Italia Capital S.A.	7.000	6/4/2018	Baa2	3,108
12,275,000		Telecom Italia Capital S.A.	7.180	6/18/2019	Baa2	13,685
7,900,000		Telefonica Emisiones SAU	5.880	7/15/2019	Baa1	8,467
4,500,000	g	Telefonos de Mexico SAB de C.V.	5.500	11/15/2019	A3	4,382
4,500,000	g	Telemar Norte Leste S.A.	9.500	4/23/2019	Baa2	5,378
5,495,000		Time Warner Cable, Inc	6.200	7/1/2013	Baa2	6,036
9,000,000		Time Warner Cable, Inc	5.850	5/1/2017	Baa2	9,456
6,075,000		Time Warner Cable, Inc	6.750	7/1/2018	Baa2	6,674
7,100,000		Time Warner Cable, Inc	8.750	2/14/2019	Baa2	8,653
9,675,000		Time Warner Cable, Inc	8.250	4/1/2019	Baa2	11,524
8,000,000		Time Warner Cable, Inc	5.000	2/1/2020	Baa2	7,758
5,550,000		Verizon Communications, Inc	4.350	2/15/2013	A3	5,805
2,905,000		Verizon Communications, Inc	8.750	11/1/2018	A3	3,628
2,900,000		Verizon Communications, Inc	6.400	2/15/2038	A3	3,032
6,975,000		Verizon Communications, Inc	8.950	3/1/2039	A3	9,438

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$6,500,000		Verizon Virginia, Inc	4.630%	3/15/2013	Baa1	$6,750
3,875,000		Viacom, Inc	4.380	9/15/2014	Baa2	3,996
1,635,000		Viacom, Inc	6.130	10/5/2017	Baa2	1,763
2,000,000		Virgin Media Finance plc	9.500	8/15/2016	B2	2,148
2,000,000		Vodafone Group plc	5.000	12/16/2013	Baa1	2,118
3,800,000		Vodafone Group plc	5.380	1/30/2015	Baa1	4,083

		TOTAL COMMUNICATIONS				299,440

DEPOSITORY INSTITUTIONS - 4.26%
4,500,000	g	Banco Bradesco S.A.	6.750	9/29/2019	Baa2	4,691
4,500,000	g	Banco Santander Chile	2.880	11/13/2012	Aa3	4,533
3,050,000		Bank of America Corp	4.900	5/1/2013	A2	3,162
4,850,000		Bank of America Corp	7.380	5/15/2014	A2	5,503
18,550,000		Bank of America Corp	5.300	3/15/2017	A1	18,181
8,525,000		Bank of America Corp	6.000	9/1/2017	A2	8,848
5,725,000		Bank of America Corp	5.750	12/1/2017	A2	5,863
3,850,000		Bank of America Corp	7.630	6/1/2019	A2	4,454
5,700,000		Bank of New York Mellon Corp	4.300	5/15/2014	Aa2	5,999
4,125,000		Bank of New York Mellon Corp	5.450	5/15/2019	Aa2	4,331
4,250,000		Bank One Corp	5.250	1/30/2013	A1	4,507
2,900,000		Barclays Bank plc	2.500	1/23/2013	Aa3	2,897
3,750,000		Barclays Bank plc	5.200	7/10/2014	Aa3	3,975
1,250,000	i	BB&T Capital Trust IV	6.820	6/12/2057	A2	1,125
6,000,000		BB&T Corp	3.850	7/27/2027	A1	6,210
7,500,000		Capital One Bank USA NA	8.800	7/15/2019	A3	8,863
5,000,000		Capital One Capital V	8.880	5/15/2040	Baa2	5,325
5,150,000		Capital One Financial Corp	5.700	9/15/2011	Baa1	5,409
3,250,000		Citigroup, Inc	5.100	9/29/2011	A3	3,360
7,375,000		Citigroup, Inc	5.300	10/17/2012	A3	7,683
6,655,000		Citigroup, Inc	5.000	9/15/2014	Baa1	6,416
5,800,000		Citigroup, Inc	5.500	10/15/2014	A3	5,873
4,525,000		Citigroup, Inc	6.130	5/15/2018	A3	4,549
10,375,000		Citigroup, Inc	8.500	5/22/2019	A3	11,981
7,575,000		Citigroup, Inc	6.880	3/5/2038	A3	7,560
3,825,000		Citigroup, Inc	8.130	7/15/2039	A3	4,317
8,550,000		Credit Suisse	5.000	5/15/2013	Aa1	9,118
8,250,000		Credit Suisse	5.500	5/1/2014	Aa1	8,953
8,000,000		Credit Suisse	5.300	8/13/2019	Aa1	8,216
45,000,000	g	Depfa ACS Bank	5.130	3/16/2037	Aa2	33,073
3,500,000		Deutsche Bank AG.	3.880	8/18/2014	Aa1	3,574
4,750,000		Discover Bank	8.700	11/18/2019	Ba1	5,089
3,500,000		Golden West Financial Corp	4.750	10/1/2012	A1	3,654
7,000,000		HSBC Bank USA NA	4.630	4/1/2014	A1	7,307
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/2049	A3	2,561
2,100,000		HSBC Holdings plc	6.500	9/15/2037	A1	2,194
4,350,000	g	ICICI Bank Ltd	5.500	3/25/2015	Baa2	4,330
3,600,000	i	ING Groep NV	5.780	12/30/2049	Ba1	2,659
1,000,000		JPMorgan Chase & Co	7.880	6/15/2010	A1	1,031
50,000,000		JPMorgan Chase & Co	3.130	12/1/2011	Aaa	51,748
4,500,000		JPMorgan Chase & Co	4.500	1/15/2012	Aa3	4,716
7,000,000		JPMorgan Chase & Co	3.700	1/20/2015	Aa3	7,021
9,770,000		JPMorgan Chase & Co	6.000	1/15/2018	Aa3	10,503
15,275,000		JPMorgan Chase & Co	6.300	4/23/2019	Aa3	16,804
3,025,000		JPMorgan Chase & Co	6.400	5/15/2038	Aa3	3,330
4,250,000	i	Manufacturers & Traders Trust Co	5.630	12/1/2021	A3	3,653
12,750,000		Northern Trust Corp	4.630	5/1/2014	A1	13,587

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$5,500,000	g	Principal Life Global Funding I	5.130%	10/15/2013	Aa3	$5,576
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/2049	Aa2	5,974
4,000,000		Sovereign Bancorp, Inc	2.500	6/15/2012	Aaa	4,084
6,350,000		State Street Corp	4.300	5/30/2014	A1	6,571
2,000,000		Union Bank of California NA	5.950	5/11/2016	A3	1,986
15,000,000		US Bancorp	2.250	3/13/2012	Aaa	15,250
5,000,000		US Bank NA	4.950	10/30/2014	Aa2	5,303
1,925,000		USB Capital XIII Trust	6.630	12/15/2039	A2	1,956
5,125,000		Wachovia Bank NA	5.300	10/15/2011	A1	5,440
8,275,000		Wachovia Bank NA	4.800	11/1/2014	Aa3	8,459
2,050,000		Wachovia Bank NA	5.850	2/1/2037	Aa3	1,961
2,975,000		Wachovia Corp	5.500	5/1/2013	A1	3,160
3,500,000		Wells Fargo & Co	5.250	10/23/2012	A1	3,737
5,500,000		Wells Fargo & Co	4.950	10/16/2013	A2	5,757
10,650,000		Wells Fargo & Co	4.750	2/9/2015	Aa3	10,860
3,000,000		Zions Bancorporation	7.750	9/23/2014	Baa3	2,648

		TOTAL DEPOSITORY INSTITUTIONS				447,458

ELECTRIC, GAS, AND SANITARY SERVICES - 2.55%
2,400,000	g	AES Corp	8.750	5/15/2013	Ba3	2,460
2,250,000		AGL Capital Corp	5.250	8/15/2019	Baa1	2,266
2,000,000		AGL Capital Corp	6.000	10/1/2034	Baa1	1,882
8,435,000		Alliant Energy Corp	1.000	10/15/2014	Baa1	8,437
5,500,000		Atmos Energy Corp	8.500	3/15/2019	Baa2	6,680
4,500,000		Carolina Power & Light Co	5.130	9/15/2013	A1	4,816
4,750,000		Carolina Power & Light Co	5.300	1/15/2019	A1	4,960
2,750,000		Carolina Power & Light Co	5.700	4/1/2035	A1	2,735
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	3/1/2014	Baa1	2,391
4,250,000		CenterPoint Energy Resources Corp	7.880	4/1/2013	Baa3	4,787
3,550,000		CenterPoint Energy Resources Corp	6.250	2/1/2037	Baa3	3,441
4,200,000		Commonweatlh Edison Co	5.900	3/15/2036	Baa1	4,177
2,750,000		Connecticut Light & Power Co	5.500	2/1/2019	A2	2,902
3,500,000		Consolidated Natural Gas Co	6.250	11/1/2011	Baa2	3,768
4,250,000		Consolidated Natural Gas Co	5.000	12/1/2014	Baa2	4,526
3,975,000		Dominion Resources, Inc	5.200	8/15/2019	Baa2	4,037
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/2013	A1	7,822
10,000,000		Duke Energy Carolinas LLC	5.300	2/15/2040	A1	9,606
11,500,000		Duke Energy Corp	3.950	9/15/2014	Baa2	11,651
12,280,000	g	Enel Finance International S.A.	3.880	10/7/2014	A2	12,430
12,950,000	g	Enel Finance International S.A.	5.130	10/7/2019	A2	13,030
5,375,000		Energy Transfer Partners LP	9.000	4/15/2019	Baa3	6,408
4,000,000		FirstEnergy Solutions Corp	4.800	2/15/2015	Baa2	4,083
4,000,000		FirstEnergy Solutions Corp	6.050	8/15/2021	Baa2	4,035
1,860,000		Florida Power & Light Co	4.850	2/1/2013	Aa2	1,969
3,500,000		Florida Power Corp	4.500	6/1/2010	A1	3,557
2,000,000		Florida Power Corp	6.400	6/15/2038	A1	2,184
5,000,000		Georgia Power Co	5.950	2/1/2039	A2	5,219
5,000,000		Indiana Michigan Power Co	7.000	3/15/2019	Baa2	5,576
1,000,000	g	Kansas Gas & Electric	6.700	6/15/2019	Baa1	1,111
2,815,000		Kinder Morgan Energy Partners LP	5.850	9/15/2012	Baa2	3,029
2,825,000		Kinder Morgan Energy Partners LP	9.000	2/1/2019	Baa2	3,476
3,850,000		Kinder Morgan Energy Partners LP	6.500	9/1/2039	Baa2	3,880
5,000,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	6/17/2014	A2	5,456
2,092,000		Mirant North America LLC	7.380	12/31/2013	B1	2,068
4,000,000		National Fuel Gas Co	5.250	3/1/2013	Baa1	4,167
2,800,000		Nevada Power Co	6.500	8/1/2018	Baa3	3,000

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,500,000		Nevada Power Co	6.650%	4/1/2036	Baa3	$3,683
3,250,000		NiSource Finance Corp	10.750	3/15/2016	Baa3	4,005
2,000,000		NRG Energy, Inc	7.250	2/1/2014	B1	2,025
4,075,000		ONEOK Partners LP	5.900	4/1/2012	Baa2	4,320
5,250,000		Pacific Gas & Electric Co	8.250	10/15/2018	A3	6,411
2,750,000		PacifiCorp	6.000	1/15/2039	A2	2,890
6,750,000		PG&E Corp	5.750	4/1/2014	Baa1	7,276
750,000		Potomac Electric Power Co	7.900	12/15/2038	A3	958
3,825,000		Progress Energy, Inc	7.050	3/15/2019	Baa2	4,279
2,000,000		Public Service Co of Colorado	7.880	10/1/2012	A2	2,295
2,825,000		Public Service Co of Colorado	4.880	3/1/2013	A2	2,979
2,500,000		Public Service Co of Colorado	5.500	4/1/2014	A2	2,714
8,800,000		Public Service Co of Oklahoma	5.150	12/1/2019	Baa1	8,737
2,640,000		Public Service Electric & Gas Co	5.300	5/1/2018	A2	2,771
2,250,000		Puget Sound Energy, Inc	6.270	3/15/2037	Baa1	2,335
4,135,000	g	Republic Services, Inc	5.250	11/15/2021	Baa3	4,066
2,000,000		Sabine Pass LNG LP	7.250	11/30/2013	B2	1,815
2,100,000		San Diego Gas & Electric Co	6.000	6/1/2039	Aa3	2,255
2,750,000		Southern California Edison Co	6.000	1/15/2034	A1	2,898
2,000,000		Spectra Energy Capital LLC	6.250	2/15/2013	Baa2	2,150
2,600,000		Veolia Environnement	5.250	6/3/2013	A3	2,750
4,500,000		Virginia Electric and Power Co	4.750	3/1/2013	Baa1	4,708
9,040,000		Waste Management, Inc	6.130	11/30/2039	Baa3	8,983
3,000,000		Wisconsin Electric Power Co	5.630	5/15/2033	A1	3,014

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				268,339

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.49%
4,000,000		Amphenol Corp	4.750	11/15/2014	Baa3	4,001
3,838,000		Analog Devices, Inc	5.000	7/1/2014	A3	4,004
10,685,000		Cisco Systems, Inc	4.450	1/15/2020	A1	10,482
3,130,000	g	Empresas Publicas de Medellin ESP	7.630	7/29/2019	Baa3	3,443
3,300,000		General Electric Co	5.250	12/6/2017	Aa2	3,372
1,550,000		Koninklijke Philips Electronics NV	6.880	3/11/2038	A3	1,758
4,450,000		L-3 Communications Corp	6.380	10/15/2015	Ba2	4,467
2,255,000	g	L-3 Communications Corp	5.200	10/15/2019	Baa2	2,231
4,225,000		Nokia OYJ	5.380	5/15/2019	A2	4,313
4,500,000	g	Power Sector Assets & Liabilities Management Corp	7.390	12/2/2024	Ba3	4,635
2,190,000		Tyco International Finance S.A.	4.130	10/15/2014	Baa1	2,239
5,600,000		Whirlpool Corp	8.000	5/1/2012	Baa3	6,067

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				51,012

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.04%
4,500,000	g	National Agricultural Cooperative Federation	5.000	9/30/2014	A2	4,664

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				4,664

FABRICATED METAL PRODUCTS - 0.05%
1,015,000		Ball Corp	7.130	9/1/2016	Ba1	1,040
355,000		Ball Corp	7.380	9/1/2019	Ba1	365
1,875,000		CRH America, Inc	6.950	3/15/2012	Baa1	2,031
2,000,000		Silgan Holdings, Inc	7.250	8/15/2016	Ba3	2,055

		TOTAL FABRICATED METAL PRODUCTS				5,491

FOOD AND KINDRED PRODUCTS - 0.74%
6,400,000		Bottling Group LLC	6.950	3/15/2014	Aa2	7,364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$2,750,000		Bunge Ltd	8.500%	6/15/2019	Baa2	$3,135
4,000,000		Coca-Cola Enterprises, Inc	4.250	3/1/2015	A3	4,202
1,200,000		Coca-Cola Enterprises, Inc	4.500	8/15/2019	A3	1,191
7,250,000		Dr Pepper Snapple Group, Inc	2.350	12/21/2012	Baa3	7,258
3,698,000		Dr Pepper Snapple Group, Inc	6.820	5/1/2018	Baa3	4,148
2,500,000	g	Foster’s Finance Corp	4.880	10/1/2014	Baa2	2,551
3,850,000		General Mills, Inc	5.250	8/15/2013	Baa1	4,154
6,000,000		General Mills, Inc	5.650	2/15/2019	Baa1	6,363
3,400,000		Kraft Foods, Inc	6.500	8/11/2017	Baa2	3,689
2,530,000		Kraft Foods, Inc	6.130	2/1/2018	Baa2	2,660
4,000,000		Kraft Foods, Inc	6.500	11/1/2031	Baa2	4,018
7,300,000	g	Mead Johnson Nutrition Co	4.900	11/1/2019	Baa1	7,238
2,750,000	g	Mead Johnson Nutrition Co	5.900	11/1/2039	Baa1	2,708
6,350,000		PepsiAmericas, Inc	5.750	7/31/2012	Baa1	6,905
625,000		PepsiAmericas, Inc	4.380	2/15/2014	Baa1	650
3,175,000		PepsiCo, Inc	7.900	11/1/2018	Aa2	3,897
5,000,000		Reynolds American, Inc	6.500	7/15/2010	Baa3	5,108
1,000,000	g	Smithfield Foods, Inc	10.000	7/15/2014	Ba3	1,085

		TOTAL FOOD AND KINDRED PRODUCTS				78,324

FOOD STORES - 0.19%
3,800,000		Delhaize Group S.A.	5.880	2/1/2014	Baa3	4,081
3,800,000		Delhaize Group S.A.	6.500	6/15/2017	Baa3	4,126
2,000,000		Ingles Markets, Inc	8.880	5/15/2017	B1	2,080
1,350,000		Kroger Co	6.800	4/1/2011	Baa2	1,434
1,205,000		Kroger Co	5.000	4/15/2013	Baa2	1,274
1,600,000		Kroger Co	6.400	8/15/2017	Baa2	1,748
775,000		Kroger Co	6.800	12/15/2018	Baa2	861
1,600,000		Safeway, Inc	5.000	8/15/2019	Baa2	1,587
1,750,000		Stater Brothers Holdings	8.130	6/15/2012	B2	1,768
880,000		Stater Brothers Holdings	7.750	4/15/2015	B2	893

		TOTAL FOOD STORES				19,852

FURNITURE AND HOME FURNISHINGS STORES - 0.02%
2,000,000		GSC Holdings Corp	8.000	10/1/2012	Ba1	2,072

		TOTAL FURNITURE AND HOME FURNISHINGS STORES				2,072

GENERAL BUILDING CONTRACTORS - 0.04%
3,715,000	g	Corp GEO SAB de C.V.	8.880	9/25/2014	Ba3	3,836

		TOTAL GENERAL BUILDING CONTRACTORS				3,836

GENERAL MERCHANDISE STORES - 0.13%
1,925,000		TJX Cos, Inc	6.950	4/15/2019	A3	2,225
875,000		Wal-Mart Stores, Inc	3.000	2/3/2014	Aa2	880
3,750,000		Wal-Mart Stores, Inc	5.250	9/1/2035	Aa2	3,687
6,125,000		Wal-Mart Stores, Inc	6.200	4/15/2038	Aa2	6,755

		TOTAL GENERAL MERCHANDISE STORES				13,547

HEALTH SERVICES - 0.18%
2,750,000	g	Apria Healthcare Group, Inc	11.250	11/1/2014	Ba2	3,018
2,000,000		Community Health Services	8.880	7/15/2015	B3	2,070
2,000,000		DaVita, Inc	6.630	3/15/2013	B1	2,005
2,250,000		Express Scripts, Inc	7.250	6/15/2019	Baa3	2,556
5,259,000	o	HCA, Inc	9.630	11/15/2016	B2	5,693
3,500,000		Quest Diagnostics, Inc	6.400	7/1/2017	Baa3	3,841

		TOTAL HEALTH SERVICES				19,183

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES - 0.43%
$2,310,000		AMB Property LP	6.630%	12/1/2019	Baa1	$2,266
2,220,000		Boston Properties LP	6.250	1/15/2013	Baa2	2,366
2,400,000		Boston Properties LP	5.880	10/15/2019	Baa2	2,407
1,525,000		Brandywine Operating Partnership LP	7.500	5/15/2015	Baa3	1,550
1,525,000		Brandywine Operating Partnership LP	5.700	5/1/2017	Baa3	1,368
5,000,000		Brookfield Asset Management, Inc	7.130	6/15/2012	Baa2	5,249
1,835,000		Developers Diversified Realty Corp	9.630	3/15/2016	Baa3	1,916
700,000		Duke Realty LP	5.630	8/15/2011	Baa2	717
1,485,000		Duke Realty LP	7.380	2/15/2015	Baa2	1,566
1,505,000		Duke Realty LP	8.250	8/15/2019	Baa2	1,573
255,000		Federal Realty Investment Trust	5.650	6/1/2016	Baa1	246
1,600,000		Highwoods Properties, Inc	5.850	3/15/2017	Baa3	1,460
840,000		Kimco Realty Corp	5.700	5/1/2017	Baa1	809
1,480,000		Mack-Cali Realty Corp	7.750	8/15/2019	Baa2	1,531
125,000		National Retail Properties, Inc	6.880	10/15/2017	Baa2	120
4,500,000	g	Odebrecht Finance Ltd	7.000	4/21/2020	Baa3	4,551
725,000	g	PPF Funding, Inc	5.350	4/15/2012	Baa2	657
625,000		ProLogis	5.500	4/1/2012	Baa2	633
1,500,000		ProLogis	5.500	3/1/2013	Baa2	1,484
385,000		ProLogis	5.750	4/1/2016	Baa2	362
1,540,000		ProLogis	5.630	11/15/2016	Baa2	1,419
2,325,000		Realty Income Corp	5.950	9/15/2016	Baa1	2,291
2,325,000		Regency Centers LP	5.250	8/1/2015	Baa2	2,226
225,000		Regency Centers LP	5.880	6/15/2017	Baa2	208
1,090,000		Simon Property Group LP	6.750	5/15/2014	A3	1,162
800,000		Simon Property Group LP	5.250	12/1/2016	A3	778
3,040,000		Simon Property Group LP	10.350	4/1/2019	A3	3,815

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				44,730

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.27%
1,500,000		Black & Decker Corp	8.950	4/15/2014	Baa3	1,773
7,525,000		Hewlett-Packard Co	4.250	2/24/2012	A2	7,893
2,550,000		Hewlett-Packard Co	2.950	8/15/2012	A2	2,602
5,250,000		Hewlett-Packard Co	4.750	6/2/2014	A2	5,606
3,000,000		Ingersoll-Rand Global Holding Co Ltd	9.500	4/15/2014	Baa1	3,585
3,150,000		International Game Technology	7.500	6/15/2019	Baa2	3,413
2,125,000		ITT Corp	4.900	5/1/2014	Baa1	2,227
1,500,000		Kennametal, Inc	7.200	6/15/2012	Baa2	1,573

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				28,672

INSTRUMENTS AND RELATED PRODUCTS - 0.49%
1,700,000		Agilent Technologies, Inc	4.450	9/14/2012	Baa3	1,759
3,750,000		Boston Scientific Corp	4.500	1/15/2015	Ba1	3,758
4,000,000		Emerson Electric Co	4.500	5/1/2013	A2	4,243
5,000,000		Medtronic, Inc	4.750	9/15/2015	A1	5,398
2,150,000		Northrop Grumman Corp	7.750	2/15/2031	Baa1	2,656
6,000,000		St. Jude Medical, Inc	3.750	7/15/2014	Baa1	6,064
6,225,000	g	Thermo Fisher Scientific, Inc	2.150	12/28/2012	Baa1	6,139
1,695,000	g	Thermo Fisher Scientific, Inc	3.250	11/18/2014	Baa1	1,662
1,750,000		Thermo Fisher Scientific, Inc	5.000	6/1/2015	Baa1	1,835
3,600,000		Xerox Corp	8.250	5/15/2014	Baa2	4,130

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$5,000,000		Xerox Corp	4.250%	2/15/2015	Baa2	$4,965
2,075,000		Xerox Corp	5.630	12/15/2019	Baa2	2,072
1,947,000		Zimmer Holdings, Inc	4.630	11/30/2019	Baa1	1,929
4,988,000		Zimmer Holdings, Inc	5.750	11/30/2039	Baa1	4,890

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				51,500

INSURANCE CARRIERS - 1.07%
3,825,000		ACE INA Holdings, Inc	5.880	6/15/2014	A3	4,149
2,155,000		Aetna, Inc	6.500	9/15/2018	A3	2,292
1,925,000		Aetna, Inc	6.630	6/15/2036	A3	1,974
11,525,000		Aflac, Inc	8.500	5/15/2019	A2	13,278
8,000,000		Aflac, Inc	6.900	12/17/2039	A2	7,881
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	5/10/2011	A1	4,973
5,375,000		Allstate Corp	7.450	5/16/2019	A3	6,245
4,375,000		American Financial Group, Inc	9.880	6/15/2019	Baa2	4,905
3,750,000		Chubb Corp	6.000	5/11/2037	A2	3,857
4,000,000	g	John Hancock Global Funding II	7.900	7/2/2010	Aa3	4,126
3,000,000		Metlife, Inc	5.380	12/15/2012	A3	3,188
5,620,000		Metlife, Inc	5.000	6/15/2015	A3	5,911
7,675,000		Metlife, Inc	6.750	6/1/2016	A3	8,595
2,500,000		Metlife, Inc	5.700	6/15/2035	A3	2,469
3,000,000		Prudential Financial, Inc	5.800	6/15/2012	Baa2	3,162
11,300,000		Prudential Financial, Inc	7.380	6/15/2019	Baa2	12,669
3,000,000	g	Prudential Funding LLC	6.750	9/15/2023	A3	2,856
4,250,000		Travelers Cos, Inc	5.800	5/15/2018	A2	4,529
1,150,000		Travelers Cos, Inc	5.900	6/2/2019	A2	1,228
4,750,000		Unum Group	7.130	9/30/2016	Ba1	4,921
4,902,000		WellPoint, Inc	6.380	1/15/2012	Baa1	5,280
1,800,000		WellPoint, Inc	5.880	6/15/2017	Baa1	1,854
2,250,000		WellPoint, Inc	5.850	1/15/2036	Baa1	2,116

		TOTAL INSURANCE CARRIERS				112,458

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
2,000,000		Corrections Corp of America	7.750	6/1/2017	Ba2	2,060

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				2,060

LEGAL SERVICES - 0.01%
1,256,000		FTI Consulting, Inc	7.630	6/15/2013	Ba2	1,273

		TOTAL LEGAL SERVICES				1,273

METAL MINING - 0.25%
5,575,000		Freeport-McMoRan Copper & Gold, Inc	8.380	4/1/2017	Ba2	6,105
3,875,000		Newmont Mining Corp	6.250	10/1/2039	Baa2	3,880
3,850,000		Rio Tinto Finance USA Ltd	5.880	7/15/2013	Baa1	4,154
4,000,000		Rio Tinto Finance USA Ltd	6.500	7/15/2018	Baa1	4,394
2,500,000		Rio Tinto Finance USA Ltd	9.000	5/1/2019	Baa1	3,164
4,500,000	g	Vedanta Resources plc	8.750	1/15/2014	Ba2	4,601

		TOTAL METAL MINING				26,298

MISCELLANEOUS RETAIL - 0.18%
2,500,000		CVS Caremark Corp	4.880	9/15/2014	Baa2	2,649
10,500,000		CVS Caremark Corp	5.750	6/1/2017	Baa2	11,082
795,000		CVS Caremark Corp	6.600	3/15/2019	Baa2	870
3,875,000		Staples, Inc	9.750	1/15/2014	Baa2	4,721

		TOTAL MISCELLANEOUS RETAIL				19,322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

MOTION PICTURES - 0.24%
$3,000,000		Time Warner, Inc	6.750%	4/15/2011	Baa2	$3,179
16,250,000		Time Warner, Inc	6.880	5/1/2012	Baa2	17,790
3,825,000		Time Warner, Inc	6.500	11/15/2036	Baa2	3,993

		TOTAL MOTION PICTURES				24,962

NONDEPOSITORY INSTITUTIONS - 3.57%
2,550,000		American Express Co	7.000	3/19/2018	A3	2,808
5,125,000		American Express Co	8.130	5/20/2019	A3	6,073
7,500,000		American General Finance Corp	6.900	12/15/2017	B2	5,208
3,500,000	g	American Honda Finance Corp	5.130	12/15/2010	A1	3,614
3,900,000	g	Anglo American Capital plc	9.380	4/8/2014	Baa1	4,680
3,875,000		Barrick Australian Finance Pty Ltd	5.950	10/15/2039	Baa1	3,782
4,500,000	g	CCL Finance Ltd	9.500	8/15/2014	Ba3	4,838
12,000,000	g	CDP Financial, Inc	3.000	11/25/2014	Aaa	11,710
12,000,000		Citigroup Funding, Inc	2.250	12/10/2012	Aaa	12,094
3,700,000		Countrywide Financial Corp	6.250	5/15/2016	A3	3,764
4,500,000		Countrywide Home Loans, Inc	4.000	3/22/2011	A2	4,596
4,500,000	g	Drummond Co, Inc	7.380	2/15/2016	B1	4,399
2,000,000		Ford Motor Credit Co LLC	7.500	8/1/2012	B3	2,017
25,000,000		General Electric Capital Corp	3.000	12/9/2011	Aaa	25,770
2,100,000		General Electric Capital Corp	5.880	2/15/2012	Aa2	2,250
61,500,000		General Electric Capital Corp	2.250	3/12/2012	Aaa	62,391
37,400,000		General Electric Capital Corp	2.200	6/8/2012	Aaa	37,925
7,000,000		General Electric Capital Corp	2.630	12/28/2012	Aaa	7,129
7,450,000		General Electric Capital Corp	5.900	5/13/2014	Aa2	8,054
21,200,000		General Electric Capital Corp	5.500	6/4/2014	Aa2	22,463
7,500,000		General Electric Capital Corp	3.750	11/14/2014	Aa2	7,487
5,375,000		General Electric Capital Corp	6.880	1/10/2039	Aa2	5,551
10,000,000		HSBC Finance Corp	5.250	1/14/2011	A3	10,353
5,750,000		HSBC Finance Corp	6.380	11/27/2012	A3	6,262
4,000,000		HSBC Finance Corp	4.750	7/15/2013	A3	4,165
5,000,000		HSBC Finance Corp	5.500	1/19/2016	A3	5,245
4,500,000	g	Hutchinson Whampoa Finance	5.750	9/11/2019	A3	4,562
3,040,000	g	Hyundai Capital Services, Inc	6.000	5/5/2015	Baa2	3,174
5,575,000		International Lease Finance Corp	5.750	6/15/2011	B1	5,122
2,475,000		International Lease Finance Corp	5.630	9/20/2013	B1	1,941
3,825,000		International Lease Finance Corp	6.630	11/15/2013	B1	3,079
4,000,000		JPM Chase Capital XXVII	7.000	11/1/2039	A2	4,034
15,350,000		Kreditanstalt fuer Wiederaufbau	4.500	7/16/2018	Aaa	15,852
4,150,000		Landwirtschaftliche Rentenbank	5.250	7/2/2012	Aaa	4,484
5,000,000		Landwirtschaftliche Rentenbank	5.130	2/1/2017	Aaa	5,361
4,500,000	g	Lukoil International Finance BV	7.250	11/5/2019	Baa2	4,534
4,092,000	g	Majapahit Holding BV	8.000	8/7/2019	Ba2	4,317
4,000,000		MBNA Corp	6.130	3/1/2013	A2	4,244
3,415,000		National Rural Utilities Cooperative Finance Corp	2.610	9/16/2012	A1	3,436
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	7/1/2013	A1	6,484
3,800,000		National Rural Utilities Cooperative Finance Corp	10.380	11/1/2018	A1	5,035
7,680,000		Svensk Exportkredit AB	5.130	3/1/2017	Aa1	8,110
4,500,000		Tam Linhas Aeres S.A.	7.380	4/25/2017	B1	3,983
7,575,000	g	Temasek Financial I Ltd	4.300	10/25/2019	Aaa	7,413
4,156,250		Totem Ocean Trailer Express, Inc	4.510	12/18/2019	NR	4,310
900,000	g	WEA Finance LLC	7.130	4/15/2018	A2	984

		TOTAL NONDEPOSITORY INSTITUTIONS				375,087

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

OIL AND GAS EXTRACTION - 1.91%
$2,000,000		Anadarko Finance Co	6.750%	5/1/2011	Baa3	$2,113
7,450,000		Anadarko Petroleum Corp	5.950	9/15/2016	Baa3	8,059
2,310,000		Anadarko Petroleum Corp	8.700	3/15/2019	Baa3	2,873
3,825,000		Anadarko Petroleum Corp	7.950	6/15/2039	Baa3	4,732
4,500,000		Atlas Energy Operating Co LLC	10.750	2/1/2018	B3	4,972
5,900,000		Baker Hughes, Inc	6.500	11/15/2013	A2	6,660
3,000,000		Baker Hughes, Inc	6.880	1/15/2029	A2	3,410
3,500,000		BJ Services Co	5.750	6/1/2011	Baa1	3,697
2,000,000		Burlington Resources Finance Co	6.400	8/15/2011	A2	2,156
7,750,000		Burlington Resources Finance Co	7.200	8/15/2031	A2	8,878
3,000,000	g	Cenovus Energy, Inc	4.500	9/15/2014	Baa2	3,097
3,250,000		Chesapeake Energy Corp	6.500	8/15/2017	Ba3	3,185
2,000,000		Denbury Resources, Inc	7.500	4/1/2013	B1	2,010
4,500,000	g	Empresa Nacional del Petroleo	6.250	7/8/2019	A3	4,679
1,525,000		EnCana Corp	6.500	5/15/2019	Baa2	1,706
1,525,000		EnCana Corp	6.630	8/15/2037	Baa2	1,655
5,000,000		Encore Acquisition Co	9.500	5/1/2016	B1	5,275
5,950,000		Enterprise Products Operating LLC	4.600	8/1/2012	Baa3	6,284
4,000,000		Enterprise Products Operating LLC	5.600	10/15/2014	Baa3	4,259
1,150,000		Enterprise Products Operating LLC	5.000	3/1/2015	Baa3	1,182
2,800,000		Enterprise Products Operating LLC	6.300	9/15/2017	Baa3	3,014
1,600,000		Enterprise Products Operating LLC	6.500	1/31/2019	Baa3	1,726
7,650,000		Enterprise Products Operating LLC	6.130	10/15/2039	Baa3	7,390
3,250,000		EOG Resources, Inc	5.630	6/1/2019	A3	3,453
4,500,000		Gaz Capital S.A.	6.510	3/7/2022	Baa1	4,140
3,250,000		Husky Energy, Inc	6.250	6/15/2012	Baa2	3,508
2,975,000		Husky Energy, Inc	6.800	9/15/2037	Baa2	3,152
3,710,000	g	KazMunaiGaz Finance Sub BV	11.750	1/23/2015	Baa2	4,471
3,000,000		Kerr-McGee Corp	6.950	7/1/2024	Baa3	3,249
2,000,000		Nexen, Inc	6.200	7/30/2019	Baa3	2,116
9,200,000		Nexen, Inc	7.500	7/30/2039	Baa3	10,546
2,800,000		Pemex Project Funding Master Trust	5.750	3/1/2018	Baa1	2,831
1,890,000		Pemex Project Funding Master Trust	6.630	6/15/2038	Baa1	1,759
7,300,000		Petrobras International Finance Co	7.880	3/15/2019	Baa1	8,416
2,650,000		Petrobras International Finance Co	6.880	1/20/2040	Baa1	2,723
4,500,000	g	Petroleos Mexicanos	4.880	3/15/2015	Baa1	4,483
2,900,000		Petroleos Mexicanos	8.000	5/3/2019	Baa1	3,357
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	8/14/2019	Baa3	4,430
4,500,000	g	Petronas Capital Ltd	5.250	8/12/2019	A1	4,502
3,000,000		Plains All American Pipeline LP	5.630	12/15/2013	Baa3	3,167
8,200,000		Plains All American Pipeline LP	5.750	1/15/2020	Baa3	8,206
2,000,000		Range Resources Corp	7.500	5/15/2016	Ba3	2,055
700,000		Range Resources Corp	7.250	5/1/2018	Ba3	714
3,920,000		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	9/30/2020	Aa2	3,935
3,750,000		SEACOR Holdings, Inc	7.380	10/1/2019	Ba1	3,796
1,964,000		Southwestern Energy Co	7.500	2/1/2018	Ba2	2,082
5,000,000		XTO Energy, Inc	6.250	4/15/2013	Baa2	5,507
4,400,000		XTO Energy, Inc	4.630	6/15/2013	Baa2	4,678
3,225,000		XTO Energy, Inc	5.500	6/15/2018	Baa2	3,440
2,500,000		XTO Energy, Inc	6.380	6/15/2038	Baa2	2,805

		TOTAL OIL AND GAS EXTRACTION				200,533

PAPER AND ALLIED PRODUCTS - 0.09%
2,662,000		Celulosa Arauco y Constitucion S.A.	7.250	7/29/2019	Baa2	2,893

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$1,900,000		Greif, Inc	7.750%	8/1/2019	Ba2	$1,938
4,250,000		International Paper Co	7.300	0	Baa3	4,508

		TOTAL PAPER AND ALLIED PRODUCTS				9,339

PETROLEUM AND COAL PRODUCTS - 0.73%
4,725,000		BP Capital Markets plc	3.130	3/10/2012	Aa1	4,867
2,725,000		BP Capital Markets plc	3.630	5/8/2014	Aa1	2,788
11,675,000		BP Capital Markets plc	3.880	3/10/2015	Aa1	11,995
7,475,000		Chevron Corp	3.450	3/3/2012	Aa1	7,769
9,725,000		ConocoPhillips	4.600	1/15/2015	A1	10,329
7,600,000		ConocoPhillips	6.500	2/1/2039	A1	8,436
3,130,000		Ecopetrol S.A.	7.630	7/23/2019	Baa2	3,470
2,225,000		Hess Corp	7.000	2/15/2014	Baa2	2,503
3,600,000		Hess Corp	8.130	2/15/2019	Baa2	4,341
6,000,000		Hess Corp	6.000	1/15/2040	Baa2	5,941
2,850,000		Marathon Oil Corp	7.500	2/15/2019	Baa1	3,289
4,000,000		Marathon Oil Corp	6.600	10/1/2037	Baa1	4,243
1,925,000		Shell International Finance BV	6.380	12/15/2038	Aa1	2,170
2,800,000		Statoil ASA	2.900	10/15/2014	Aa2	2,788
2,500,000		Valero Energy Corp	6.630	6/15/2037	Baa2	2,345

		TOTAL PETROLEUM AND COAL PRODUCTS				77,274

PIPELINES, EXCEPT NATURAL GAS - 0.18%
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.880	6/1/2013	Baa3	2,070
4,000,000		Magellan Midstream Partners LP	6.550	7/15/2019	Baa2	4,342
4,025,000	g	Rockies Express Pipeline LLC	6.250	7/15/2013	Baa3	4,397
2,175,000		TransCanada Pipelines Ltd	4.000	6/15/2013	A3	2,228
3,400,000		TransCanada Pipelines Ltd	5.850	3/15/2036	A3	3,427
2,750,000	i	TransCanada Pipelines Ltd	6.350	5/15/2067	Baa1	2,580

		TOTAL PIPELINES, EXCEPT NATURAL GAS				19,044

PRIMARY METAL INDUSTRIES - 0.22%
3,040,000		ArcelorMittal	5.380	6/1/2013	Baa3	3,208
2,085,000		ArcelorMittal	9.850	6/1/2019	Baa3	2,697
7,900,000		ArcelorMittal	7.000	10/15/2039	Baa3	8,317
4,350,000	g	CSN Islands XI Corp	6.880	9/21/2019	Ba1	4,350
3,260,000	g	Gerdau S.A.	7.000	1/20/2020	Baa1	3,350
1,550,000	g	Xstrata Finance Canada Ltd	6.900	11/15/2037	Baa2	1,581

		TOTAL PRIMARY METAL INDUSTRIES				23,503

PRINTING AND PUBLISHING - 0.24%
2,500,000		Dun & Bradstreet Corp	5.500	3/15/2011	A3	2,604
1,274,000		News America, Inc	7.250	5/18/2018	Baa1	1,450
4,250,000		News America, Inc	7.630	11/30/2028	Baa1	4,542
3,575,000		News America, Inc	6.650	11/15/2037	Baa1	3,776
7,600,000	g	News America, Inc	6.900	8/15/2039	Baa1	8,291
4,125,000		Thomson Corp	5.700	10/1/2014	Baa1	4,529

		TOTAL PRINTING AND PUBLISHING				25,192

RAILROAD TRANSPORTATION - 0.38%
3,750,000		Burlington Northern Santa Fe Corp	6.750	7/15/2011	Baa1	4,038
7,650,000		Burlington Northern Santa Fe Corp	4.700	10/1/2019	Baa1	7,580
2,400,000		Burlington Northern Santa Fe Corp	6.150	5/1/2037	Baa1	2,524
3,500,000		Canadian National Railway Co	4.400	3/15/2013	A3	3,649
2,500,000		Norfolk Southern Corp	5.750	1/15/2016	Baa1	2,660

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$2,800,000		Norfolk Southern Corp	5.750%	4/1/2018	Baa1	$2,962
4,000,000		Norfolk Southern Corp	5.900	6/15/2019	Baa1	4,271
2,056,000		Norfolk Southern Corp	5.590	5/17/2025	Baa1	1,999
3,000,000		Union Pacific Corp	6.500	4/15/2012	Baa2	3,276
6,375,000		Union Pacific Corp	5.130	2/15/2014	Baa2	6,768

		TOTAL RAILROAD TRANSPORTATION				39,727

REAL ESTATE - 0.05%
4,500,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/2019	Ba3	4,511
1,750,000	g,i	USB Realty Corp	6.090	12/30/2049	A2	1,282

		TOTAL REAL ESTATE				5,793

SECURITY AND COMMODITY BROKERS - 2.15%
7,250,000		BlackRock, Inc	3.500	12/10/2014	A1	7,159
7,500,000		BlackRock, Inc	5.000	12/10/2019	A1	7,370
4,200,000		Charles Schwab Corp	4.950	6/1/2014	A2	4,431
3,000,000		Credit Suisse USA, Inc	4.880	1/15/2015	Aa1	3,141
1,250,000		Eaton Vance Corp	6.500	10/2/2017	A3	1,293
4,900,000	i	Goldman Sachs Capital II	5.790	12/30/2049	A3	3,798
3,825,000		Goldman Sachs Group, Inc	3.630	8/1/2012	A1	3,941
3,250,000		Goldman Sachs Group, Inc	5.700	9/1/2012	A1	3,496
7,200,000		Goldman Sachs Group, Inc	5.250	10/15/2013	A1	7,646
11,760,000		Goldman Sachs Group, Inc	5.150	1/15/2014	A1	12,440
1,130,000		Goldman Sachs Group, Inc	6.000	5/1/2014	A1	1,236
5,612,000		Goldman Sachs Group, Inc	5.350	1/15/2016	A1	5,829
15,725,000		Goldman Sachs Group, Inc	7.500	2/15/2019	A1	18,332
1,150,000		Goldman Sachs Group, Inc	6.450	5/1/2036	A2	1,133
3,100,000		Goldman Sachs Group, Inc	6.750	10/1/2037	A2	3,186
3,150,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/2049	Ca	1
15,125,000		Merrill Lynch & Co, Inc	6.050	8/15/2012	A2	16,202
4,825,000		Merrill Lynch & Co, Inc	5.450	2/5/2013	A2	5,077
4,675,000		Merrill Lynch & Co, Inc	6.400	8/28/2017	A2	4,920
13,650,000		Merrill Lynch & Co, Inc	6.880	4/25/2018	A2	14,707
30,000,000		Morgan Stanley	2.250	3/13/2012	Aaa	30,474
14,775,000		Morgan Stanley	6.000	5/13/2014	A2	15,886
3,925,000		Morgan Stanley	6.000	4/28/2015	A2	4,181
9,350,000		Morgan Stanley	5.380	10/15/2015	A2	9,661
5,000,000		Morgan Stanley	5.750	10/18/2016	A2	5,188
4,125,000		Morgan Stanley	5.450	1/9/2017	A2	4,169
4,775,000		Morgan Stanley	5.950	12/28/2017	A2	4,925
3,850,000		Morgan Stanley	6.630	4/1/2018	A2	4,162
4,975,000		Morgan Stanley	7.300	5/13/2019	A2	5,587
15,000,000		Morgan Stanley	5.630	9/23/2019	A2	15,110
1,157,000		Nuveen Investments, Inc	10.500	11/15/2015	Caa3	1,050

		TOTAL SECURITY AND COMMODITY BROKERS				225,731

SOCIAL SERVICES - 0.02%
2,000,000	g	Knowledge Learning Corp, Inc	7.750	2/1/2015	B2	1,920

		TOTAL SOCIAL SERVICES				1,920

STONE, CLAY, AND GLASS PRODUCTS - 0.14%
3,385,000		3M Co	4.380	8/15/2013	Aa2	3,644
4,150,000		3M Co	5.700	3/15/2037	Aa2	4,331
4,500,000	g	Cemex SAB de C.V.	9.500	12/14/2016	NR	4,714
2,000,000		Owens Brockway Glass Container, Inc	8.250	5/15/2013	Ba3	2,055

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				14,744

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

TOBACCO PRODUCTS - 0.13%
$3,700,000		Philip Morris International, Inc	4.880%	5/16/2013	A2	$3,906
7,425,000		Philip Morris International, Inc	6.880	3/17/2014	A2	8,414
1,600,000		Philip Morris International, Inc	6.380	5/16/2038	A2	1,729

		TOTAL TOBACCO PRODUCTS				14,049

TRANSPORTATION EQUIPMENT - 0.32%
4,745,000		Boeing Co	5.000	3/15/2014	A2	5,107
2,000,000	g	Bombardier, Inc	6.750	5/1/2012	Ba2	2,065
3,515,000		Goodrich Corp	6.130	3/1/2019	Baa2	3,797
1,500,000		Goodrich Corp	4.880	3/1/2020	Baa2	1,484
3,750,000		Honeywell International, Inc	3.880	2/15/2014	A2	3,907
2,500,000		Lockheed Martin Corp	4.120	3/14/2013	Baa1	2,612
3,875,000	g	Meccanica Holdings USA	6.250	1/15/2040	A3	3,880
4,575,000		United Technologies Corp	6.130	2/1/2019	A2	5,056
4,970,000		United Technologies Corp	5.400	5/1/2035	A2	4,840
1,075,000		United Technologies Corp	6.050	6/1/2036	A2	1,143

		TOTAL TRANSPORTATION EQUIPMENT				33,891

WATER TRANSPORTATION - 0.05%
4,500,000	g	DP World Ltd	6.850	7/2/2037	Ba1	3,461
1,335,000	g	Hornbeck Offshore Services, Inc	8.000	9/1/2017	Ba3	1,335

		TOTAL WATER TRANSPORTATION				4,796

WHOLESALE TRADE-DURABLE GOODS - 0.24%
5,250,000	g	Ace Hardware Corp	9.130	6/1/2016	Ba2	5,558
4,500,000	g	Adaro Indonesia PT	7.630	10/22/2019	Ba1	4,449
1,500,000		Martin Marietta Materials, Inc	6.600	4/15/2018	Baa3	1,544
2,000,000		Vale Overseas Ltd	6.250	1/23/2017	Baa2	2,086
2,760,000		Vale Overseas Ltd	5.630	9/15/2019	Baa2	2,787
2,760,000		Vale Overseas Ltd	6.880	11/21/2036	Baa2	2,758
6,150,000		Vale Overseas Ltd	6.880	11/10/2039	Baa2	6,192

		TOTAL WHOLESALE TRADE-DURABLE GOODS				25,374

WHOLESALE TRADE-NONDURABLE GOODS - 0.28%
7,775,000	g	Anheuser-Busch InBev Worldwide, Inc	5.380	1/15/2020	Baa2	7,933
2,500,000	g	Anheuser-Busch InBev Worldwide, Inc	6.380	1/15/2040	Baa2	2,607
2,000,000		Inergy LP	6.880	12/15/2014	B1	1,975
4,250,000		McKesson Corp	6.500	2/15/2014	Baa3	4,701
9,275,000		Procter & Gamble Co	4.600	1/15/2014	Aa3	9,875
1,800,000		SuperValu, Inc	7.500	11/15/2014	Ba3	1,823
640,000		SuperValu, Inc	8.000	5/1/2016	Ba3	650

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				29,564

		TOTAL CORPORATE BONDS				3,270,118

		(Cost $3,139,099)

GOVERNMENT BONDS 61.10%

AGENCY SECURITIES - 5.92%
		Federal Farm Credit Bank (FFCB)
7,250,000		FFCB	5.380	7/18/2011	Aaa	7,731

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$31,850,000		FFCB	2.630%	4/21/2011	Aaa	$32,586
		Federal Home Loan Bank (FHLB)
10,500,000		FHLB	5.000	11/17/2017	Aaa	11,358
3,000,000		FHLB	3.630	9/16/2011	Aaa	3,130
		Federal Home Loan Mortgage Corp (FHLMC)
6,000,000		FHLMC	3.500	5/29/2013	Aaa	6,277
5,000,000		FHLMC	4.130	12/21/2012	Aaa	5,318
27,600,000		FHLMC	2.500	4/23/2014	Aaa	27,584
10,500,000		FHLMC	3.750	3/27/2019	Aaa	10,294
20,000,000		FHLMC	3.000	7/28/2014	Aaa	20,270
21,225,000		FHLMC	3.250	7/16/2010	Aaa	21,576
19,000,000		FHLMC	4.880	2/9/2010	Aaa	19,087
5,000,000		FHLMC	1.750	6/15/2012	Aaa	5,022
28,000,000		FHLMC	2.130	9/21/2012	Aaa	28,298
15,000,000		FHLMC	5.500	8/20/2012	Aaa	16,459
22,500,000		FHLMC	5.250	7/18/2011	Aaa	23,966
		Federal National Mortgage Association (FNMA)
24,500,000		FNMA	2.750	2/5/2014	Aaa	24,777
25,000,000		FNMA	3.880	7/12/2013	Aaa	26,581
76,000,000		FNMA	2.750	3/13/2014	Aaa	76,646
10,000,000		FNMA	3.630	2/12/2013	Aaa	10,489
25,500,000		FNMA	2.500	5/15/2014	Aaa	25,450
35,000,000		FNMA	2.630	11/20/2014	Aaa	34,729
23,500,000		FNMA	3.000	9/16/2014	Aaa	23,798
8,250,000		FNMA	3.250	8/12/2010	Aaa	8,397
7,200,000		FNMA	7.130	6/15/2010	Aaa	7,424
19,400,000		FNMA	1.380	4/28/2011	Aaa	19,543
20,000,000		FNMA	2.000	1/9/2012	Aaa	20,291
8,000,000		FNMA	5.000	10/15/2011	Aaa	8,550
5,302,209		Cal Dive I- Title XI, Inc	4.930	2/1/2027	NR	5,319
2,192,696		Overseas Private Investment Corp	3.420	1/15/2015	NR	2,275
13,000,000		Private Export Funding Corp	4.900	12/15/2011	Aaa	13,924
25,000,000		Private Export Funding Corp	3.550	4/15/2013	Aaa	26,136
10,000,000		Private Export Funding Corp	3.050	10/15/2014	Aaa	9,933
7,000,000		Private Export Funding Corp	4.550	5/15/2015	Aaa	7,481
17,000,000		Private Export Funding Corp	5.450	9/15/2017	Aaa	18,207
10,000,000		Private Export Funding Corp	4.380	3/15/2019	Aaa	9,976
3,000,000		US Department of Housing and Urban Development	5.380	8/1/2018	NR	3,248

		TOTAL AGENCY SECURITIES				622,130

FOREIGN GOVERNMENT BONDS - 3.10%
5,300,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	6/10/2019	Baa2	5,698
1,675,000		Banque Centrale de Tunisie	8.250	9/19/2027	Baa2	2,018
13,000,000	g	Belgium Government International Bond	2.880	9/15/2014	Aa1	12,908
5,460,000		Brazilian Government International Bond	5.880	1/15/2019	Baa3	5,815
825,000		Brazilian Government International Bond	7.130	1/20/2037	Baa3	947
12,200,000		Canada Government International Bond	2.380	9/10/2014	Aaa	11,988
10,000,000		Canada Mortgage & Housing Corp	4.800	10/1/2010	Aaa	10,321
3,500,000		China Development Bank	5.000	10/15/2015	A1	3,758
4,500,000		Colombia Government International Bond	6.130	1/18/2041	Ba1	4,174
4,500,000	g	Commonwealth of the Bahamas	6.950	11/20/2029	A3	4,432
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	1/22/2015	B1	2,438
2,000,000		Development Bank of Japan	4.250	6/9/2015	Aa2	2,074
4,660,000		Eksportfinans A/S	5.000	2/14/2012	Aa1	4,967
3,500,000		European Investment Bank	4.880	2/15/2036	Aaa	3,333
3,196,000		Export-Import Bank of Korea	5.880	1/14/2015	A2	3,430

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$4,000,000	g	Federal Republic of Germany	3.880%	6/1/2010	Aaa	$4,052
16,395,000		Federative Republic of Brazil	6.000	1/17/2017	Baa3	17,707
5,666,667		Federative Republic of Brazil	8.000	1/15/2018	Baa3	6,466
5,000,000		International Finance Corp	5.130	5/2/2011	Aaa	5,247
4,400,000		Italy Government International Bond	5.380	6/12/2017	NR	4,698
4,000,000		Italy Government International Bond	6.880	9/27/2023	Aa2	4,528
16,600,000		Japan Finance Corp	2.000	6/24/2011	Aa2	16,800
3,890,000	g	Korea Expressway Corp	4.500	3/23/2015	A2	3,963
1,000,000		Mexico Government International Bond	6.380	1/16/2013	Baa1	1,105
1,150,000		Mexico Government International Bond	5.880	1/15/2014	Baa1	1,256
2,900,000		Mexico Government International Bond	6.750	9/27/2034	Baa1	3,060
4,772,000		Mexico Government International Bond	6.050	1/11/2040	Baa1	4,587
5,400,000		Oesterreichische Kontrollbank AG.	5.000	4/25/2017	Aaa	5,620
4,500,000		Panama Government International Bond	5.200	1/30/2020	Ba1	4,511
4,435,000		Peruvian Government International Bond	7.130	3/30/2019	Baa3	5,100
1,200,000		Peruvian Government International Bond	7.350	7/21/2025	Baa3	1,374
3,000,000		Peruvian Government International Bond	6.550	3/14/2037	Baa3	3,120
6,285,000		Poland Government International Bond	6.380	7/15/2019	A2	6,836
7,400,000		Province of Manitoba Canada	5.000	2/15/2012	Aa1	7,904
17,120,000		Province of Ontario Canada	3.130	9/8/2010	Aa1	17,439
20,000,000		Province of Ontario Canada	2.630	1/20/2012	Aa1	20,411
27,400,000		Province of Ontario Canada	4.100	6/16/2014	Aa1	28,595
10,000,000		Province of Ontario Canada	4.000	10/7/2019	Aa1	9,576
2,250,000		Province of Quebec Canada	5.130	11/14/2016	Aa2	2,421
8,835,000		Province of Quebec Canada	4.630	5/14/2018	Aa2	9,032
6,000,000		Province of Quebec Canada	7.500	9/15/2029	Aa2	7,549
2,630,000	g	Qatar Govt International Bond	4.000	1/20/2015	Aa2	2,637
2,670,000	g	Qatar Govt International Bond	6.400	1/20/2040	Aa2	2,683
2,450,000	g	Republic of El Salvador	7.380	12/1/2019	Ba1	2,517
4,500,000		Republic of Korea	5.750	4/16/2014	A2	4,919
4,500,000	g	Republic of Lithuania	6.750	1/15/2015	Baa1	4,582
4,500,000		Republic of the Philippines	6.500	1/20/2020	Ba3	4,871
4,500,000		Republic of the Philippines	6.380	10/23/2034	Ba3	4,410
4,500,000		Republic of Turkey	7.500	7/14/2017	Ba3	5,108
3,402,000		South Africa Government International Bond	6.880	5/27/2019	A3	3,819
1,030,000		United Mexican States	5.880	2/17/2014	Baa1	1,120
3,500,000		United Mexican States	5.950	3/19/2019	Baa1	3,701
4,500,000		Uruguay Government International Bond	6.880	9/28/2025	Ba3	4,725

		TOTAL FOREIGN GOVERNMENT BONDS				326,350

MORTGAGE BACKED - 35.11%
		Federal Home Loan Mortgage Corp (FHLMC)
1,292,702	i	FHLMC	5.960	5/1/2037		1,378
13,142,074	i	FHLMC	5.880	4/1/2037		13,842
17,606,956	i	FHLMC	5.780	3/1/2037		18,654
13,162,758	i	FHLMC	5.830	9/1/2037		14,021
12,501,764	i	FHLMC	5.790	8/1/2037		13,319
21,861,455	i	FHLMC	5.720	6/1/2037		23,160
5,646,258	i	FHLMC	3.350	9/1/2036		5,839
9,383,499	i	FHLMC	5.800	7/1/2036		9,921
7,410,252	i	FHLMC	2.910	2/1/2036		7,569
16,052,613	i	FHLMC	5.740	2/1/2037		17,053
8,004,338	i	FHLMC	6.060	9/1/2036		8,476
6,112,019	i	FHLMC	5.940	9/1/2036		6,473
8,443,528	i	FHLMC	5.940	9/1/2036		8,935
1,994,487		FHLMC	5.750	12/15/2018		2,086

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

	Federal Home Loan Mortgage Corp Gold (FGLMC)
$22,934,651	FGLMC	5.500%	6/1/2035	$24,112
4,477,134	FGLMC	6.000	6/1/2035	4,767
3,204,976	FGLMC	5.500	6/1/2035	3,370
5,624,513	FGLMC	5.500	6/1/2035	5,913
17,222,671	FGLMC	4.500	8/1/2035	17,246
552,011	FGLMC	6.500	11/1/2035	592
2,840,315	FGLMC	6.000	1/1/2036	3,020
2,464,266	FGLMC	5.000	10/1/2035	2,532
14,169,568	FGLMC	5.000	11/1/2035	14,558
1,935,651	FGLMC	6.000	5/1/2035	2,061
3,748,906	FGLMC	6.000	5/1/2035	3,991
9,748,916	FGLMC	4.500	4/1/2035	9,783
3,683,544	FGLMC	6.000	5/1/2035	3,932
3,568,131	FGLMC	6.000	5/1/2035	3,799
10,619,675	FGLMC	7.000	5/1/2035	11,728
1,660,917	FGLMC	5.500	6/1/2035	1,746
7,261,076	FGLMC	6.000	5/1/2035	7,731
4,443,761	FGLMC	6.000	5/1/2035	4,731
5,410,100	FGLMC	5.000	2/1/2036	5,558
23,109,398	FGLMC	5.000	4/1/2038	23,723
11,352,366	FGLMC	5.500	7/1/2038	11,905
17,516,008	FGLMC	5.000	12/1/2037	17,982
10,849,533	FGLMC	5.000	4/1/2038	11,138
23,736,490	FGLMC	6.000	11/1/2038	25,193
18,777,125	FGLMC	4.000	6/1/2039	18,125
12,584,299	FGLMC	5.000	7/1/2039	12,917
11,879,370	FGLMC	5.500	1/1/2039	12,457
15,614,304	FGLMC	4.500	5/1/2039	15,592
13,476,568	FGLMC	6.500	10/1/2036	14,441
36,240,094	FGLMC	5.500	1/1/2037	38,033
2,302,710	FGLMC	5.500	4/1/2036	2,417
2,937,220	FGLMC	6.500	5/1/2036	3,147
24,278,704	FGLMC	5.500	4/1/2037	25,461
5,004,686	FGLMC	6.000	9/1/2037	5,316
13,730,357	FGLMC	6.500	11/1/2037	14,710
38,236,800	FGLMC	5.500	5/1/2037	40,099
11,383,739	FGLMC	6.000	8/1/2037	12,092
1,942,145	FGLMC	5.500	12/1/2034	2,043
2,677,640	FGLMC	4.500	8/1/2020	2,782
420,215	FGLMC	7.000	10/1/2020	469
5,575,675	FGLMC	4.500	1/1/2020	5,792
3,639,503	FGLMC	4.500	7/1/2020	3,774
40,478,882	FGLMC	4.500	6/1/2021	41,976
963,970	FGLMC	6.000	10/1/2023	1,037
731,381	FGLMC	6.000	11/1/2023	787
12,930,347	FGLMC	4.500	6/1/2021	13,409
57,819	FGLMC	7.000	5/1/2023	65
242,161	FGLMC	7.000	7/1/2013	258
1,240,424	FGLMC	6.500	12/1/2016	1,338
14,971	FGLMC	7.000	9/1/2010	15
47,643	FGLMC	6.000	4/1/2011	51
10,500,595	FGLMC	5.000	9/1/2018	11,066
2,332,644	FGLMC	5.500	1/1/2019	2,487
1,191,534	FGLMC	4.000	6/1/2019	1,217
4,162,536	FGLMC	4.500	10/1/2018	4,335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,375,280		FGLMC	4.500%	11/1/2018	$2,474
15,823,842		FGLMC	4.000	7/1/2024	15,944
18,892,741		FGLMC	5.500	12/1/2033	19,892
4,499,941		FGLMC	5.500	12/1/2033	4,735
7,631,131		FGLMC	4.500	7/1/2033	7,672
3,457,078		FGLMC	5.500	11/1/2033	3,682
39,220,879		FGLMC	7.000	12/1/2033	43,313
7,482,912		FGLMC	6.000	9/1/2034	7,988
21,874,005		FGLMC	4.500	10/1/2034	21,992
57,523,545		FGLMC	5.000	1/1/2034	59,226
11,486,396		FGLMC	5.000	5/1/2034	11,815
73,862		FGLMC	7.000	11/1/2031	81
175,158		FGLMC	7.000	12/1/2031	193
5,948,669		FGLMC	4.500	9/1/2024	6,120
175,857		FGLMC	8.000	1/1/2031	201
87,994		FGLMC	7.000	12/1/2031	97
21,742		FGLMC	7.000	1/1/2032	24
467,818		FGLMC	8.000	2/1/2032	536
96,009		FGLMC	7.000	12/1/2031	106
274,499		FGLMC	7.000	12/1/2031	302
27,000,000		FGLMC	6.500	1/15/2040	28,898
9,000,000		FGLMC	6.000	1/15/2040	9,543
5,591,447		FGLMC	5.000	4/1/2023	5,851
		Federal National Mortgage Association (FNMA)
16,000,000		FNMA	5.500	1/25/2040	16,748
239,000,000		FNMA	6.000	1/25/2040	253,115
55,000,000		FNMA	6.500	1/25/2040	58,902
50,000,000		FNMA	5.000	1/25/2040	51,305
22,000,000		FNMA	4.500	1/25/2025	22,626
106,000,000		FNMA	4.000	1/25/2040	102,323
268,000,000		FNMA	4.500	1/25/2040	267,497
7,395,681		FNMA	5.500	11/1/2035	7,769
11,324,998		FNMA	5.500	10/1/2035	11,896
13,316,565		FNMA	5.000	2/1/2036	13,692
25,679,998		FNMA	6.000	3/1/2036	27,277
10,872,852	i	FNMA	5.740	2/1/2036	11,501
11,549,474		FNMA	5.000	8/1/2035	11,875
8,577,348		FNMA	4.500	8/1/2035	8,602
24,591,067		FNMA	5.500	9/1/2035	25,846
11,196,846		FNMA	5.000	10/1/2035	11,512
10,663,319		FNMA	5.500	9/1/2035	11,201
5,708,017		FNMA	5.000	4/1/2036	5,865
9,138,776	i	FNMA	5.760	12/1/2036	9,646
45,834,963	i	FNMA	5.770	11/1/2036	48,382
12,100,572		FNMA	6.000	12/1/2036	12,853
38,095,262		FNMA	5.500	2/1/2037	39,950
9,163,495		FNMA	5.000	2/1/2037	9,415
10,007,864	i	FNMA	5.840	6/1/2036	10,591
8,896,633		FNMA	5.500	4/1/2036	9,345
6,671,097	i	FNMA	5.920	7/1/2036	7,069
5,931,674		FNMA	6.500	9/1/2036	6,365
24,936,901	i	FNMA	5.990	7/1/2036	26,366
60,406,735		FNMA	5.500	2/1/2035	63,491
5,887,791		FNMA	5.500	1/1/2035	6,188
23,564,746		FNMA	5.500	4/1/2035	24,768
5,817,963		FNMA	6.000	4/1/2035	6,205

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,984,731		FNMA	5.500%	4/1/2035	$4,186
2,550,810		FNMA	5.500	10/1/2034	2,681
3,032,779		FNMA	5.500	9/1/2034	3,188
2,367,788		FNMA	5.500	10/1/2034	2,489
3,029,170		FNMA	6.000	12/1/2034	3,231
17,203,686		FNMA	5.500	12/1/2034	18,082
14,400,311		FNMA	4.500	5/1/2035	14,487
1,028,214		FNMA	5.500	6/1/2035	1,080
1,674,246		FNMA	5.500	6/1/2035	1,759
404,251		FNMA	7.500	6/1/2035	453
2,777,607		FNMA	6.000	7/1/2035	2,956
1,774,558		FNMA	5.500	7/1/2035	1,864
5,670,448		FNMA	6.000	5/1/2035	6,034
17,791,284		FNMA	5.500	5/1/2035	18,688
2,667,175		FNMA	5.500	6/1/2035	2,802
4,221,480		FNMA	5.500	6/1/2035	4,434
2,049,005		FNMA	5.500	6/1/2035	2,152
24,676,868		FNMA	5.500	3/1/2037	25,859
9,468,771		FNMA	5.000	5/1/2038	9,728
20,877,781		FNMA	5.000	4/1/2038	21,449
11,399,887	i	FNMA	5.250	9/1/2038	12,000
15,322,464		FNMA	4.500	1/1/2039	15,311
9,814,683	i	FNMA	4.910	10/1/2038	10,282
4,788,353		FNMA	6.500	3/1/2038	5,133
1,544,182		FNMA	6.500	3/1/2038	1,655
12,200,388		FNMA	5.000	4/1/2038	12,534
22,610,972		FNMA	5.000	4/1/2038	23,229
11,275,337		FNMA	5.000	4/1/2038	11,584
13,789,764		FNMA	5.500	1/1/2039	14,451
10,777,135		FNMA	4.000	4/1/2039	10,415
21,595,283		FNMA	5.000	3/1/2039	22,184
13,448,266		FNMA	5.000	4/1/2039	13,815
15,373,374		FNMA	4.500	8/1/2039	15,361
19,370,698		FNMA	4.500	5/1/2039	19,355
11,799,759		FNMA	6.000	1/1/2039	12,510
12,244,624		FNMA	6.000	1/1/2039	12,981
14,656,549		FNMA	4.500	2/1/2039	14,646
11,166,503		FNMA	5.500	2/1/2039	11,702
26,738,014		FNMA	4.500	2/1/2039	26,718
6,486,486		FNMA	6.000	9/1/2037	6,881
5,870,275		FNMA	6.000	9/1/2037	6,227
3,874,866		FNMA	6.000	9/1/2037	4,110
15,597,804		FNMA	6.500	9/1/2037	16,721
4,854,364		FNMA	6.000	9/1/2037	5,149
703,346		FNMA	6.500	3/1/2037	754
9,936,825		FNMA	6.500	3/1/2037	10,663
6,370,638		FNMA	7.000	4/1/2037	6,990
4,318,043		FNMA	6.500	8/1/2037	4,629
13,100,831		FNMA	6.500	8/1/2037	14,044
9,629,907		FNMA	6.500	9/1/2037	10,324
1,156,049		FNMA	6.500	1/1/2038	1,239
6,811,610		FNMA	5.500	1/1/2038	7,138
59,893,514		FNMA	5.500	2/1/2038	62,764
10,228,968		FNMA	6.500	3/1/2038	10,965
475,257		FNMA	6.500	2/1/2038	509
14,881,987		FNMA	6.500	9/1/2037	15,954

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$8,231,613		FNMA	6.500%	9/1/2037	$8,825
1,578,161		FNMA	6.500	9/1/2037	1,692
9,867,193		FNMA	7.000	11/1/2037	10,826
18,182,493	i	FNMA	5.880	10/1/2037	19,172
4,463,189		FNMA	4.500	6/1/2019	4,641
8,412,450		FNMA	5.000	4/1/2019	8,853
6,346,449		FNMA	5.000	3/1/2020	6,686
2,137,795		FNMA	4.500	11/1/2020	2,223
2,978,595		FNMA	5.500	7/1/2020	3,175
236,356		FNMA	5.500	5/1/2018	252
853,231		FNMA	6.500	4/1/2018	923
13,405,980		FNMA	4.500	12/1/2018	13,973
97,248		FNMA	6.000	2/1/2019	105
544,348		FNMA	6.000	1/1/2019	587
6,853,116		FNMA	5.000	12/1/2020	7,203
13,733,376		FNMA	5.000	7/1/2023	14,367
18,903,782		FNMA	5.000	7/1/2023	19,776
4,900,872		FNMA	5.000	12/1/2023	5,091
16,250,322		FNMA	4.000	5/1/2024	16,369
1,382,825		FNMA	5.500	2/1/2024	1,465
6,530,829		FNMA	5.500	8/1/2021	6,930
9,284,128		FNMA	5.000	3/1/2021	9,781
10,010,122		FNMA	4.500	3/1/2023	10,318
20,952,290		FNMA	4.500	6/1/2023	21,596
155,778		FNMA	8.000	3/1/2023	178
1,390,006		FNMA	4.780	2/1/2014	1,461
3,605,423		FNMA	4.760	10/1/2013	3,761
5,365,635		FNMA	4.440	4/1/2014	5,586
415,721		FNMA	7.500	2/1/2015	454
1,574,217		FNMA	4.570	1/1/2015	1,642
2,432		FNMA	8.000	6/1/2011	3
1,386		FNMA	7.500	11/1/2010	1
2,713		FNMA	8.000	7/1/2011	3
2,702,706		FNMA	4.440	7/1/2013	2,824
191,342		FNMA	5.000	6/1/2013	198
882,705		FNMA	7.500	4/1/2015	963
1,553,943		FNMA	6.500	2/1/2018	1,681
5,782,262		FNMA	5.000	12/1/2017	6,094
3,932,940		FNMA	5.500	3/1/2018	4,194
734,031		FNMA	5.500	4/1/2018	782
8,940,444		FNMA	5.500	4/1/2018	9,534
73,490		FNMA	6.500	3/1/2016	79
764,581		FNMA	7.500	4/1/2015	817
29,288		FNMA	6.500	4/1/2016	32
450,835		FNMA	6.500	11/1/2016	489
719,320		FNMA	6.500	10/1/2016	781
2,723,235		FNMA	5.500	7/1/2024	2,881
2,195,451		FNMA	5.500	12/1/2033	2,308
1,393,132		FNMA	5.500	12/1/2033	1,464
2,879,981		FNMA	5.500	1/1/2034	3,027
9,095,945		FNMA	5.500	2/1/2034	9,560
5,628,955		FNMA	5.500	1/1/2034	5,916
8,019,511		FNMA	5.000	11/1/2033	8,263
735,285		FNMA	5.000	11/1/2033	758
7,434,437		FNMA	5.000	11/1/2033	7,660
1,011,221		FNMA	5.500	12/1/2033	1,063

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,224,616	FNMA	5.500%	12/1/2033	$7,687
2,239,290	FNMA	5.000	3/1/2034	2,307
55,534,025	FNMA	5.000	8/1/2034	57,265
14,260,642	FNMA	5.000	4/1/2034	14,680
8,759,062	FNMA	6.000	8/1/2034	9,356
3,975,820	FNMA	5.500	9/1/2034	4,179
4,322,923	FNMA	5.500	9/1/2034	4,544
1,936,624	FNMA	5.000	3/1/2034	1,995
5,566,863	FNMA	5.000	3/1/2034	5,736
14,833,885	FNMA	5.000	3/1/2034	15,284
6,348,561	FNMA	5.500	3/1/2034	6,673
1,774,505	FNMA	5.000	3/1/2034	1,828
6,712,404	FNMA	6.500	7/1/2032	7,254
87,243	FNMA	9.000	11/1/2025	101
253,638	FNMA	7.000	7/1/2032	280
9,937,024	FNMA	5.500	1/1/2033	10,455
637,199	FNMA	7.000	7/1/2032	703
5,172,159	FNMA	4.500	8/1/2024	5,326
384,023	FNMA	8.000	7/1/2024	440
3,837,839	FNMA	5.500	8/1/2024	4,061
13,455,558	FNMA	5.000	10/1/2025	13,952
19,529,637	FNMA	4.000	9/1/2024	19,672
14,341,009	FNMA	6.000	1/1/2033	15,370
4,968,755	FNMA	5.000	10/1/2033	5,120
8,578,905	FNMA	4.500	10/1/2033	8,631
2,661,318	FNMA	5.000	10/1/2033	2,742
42,031,734	FNMA	5.000	11/1/2033	43,308
1,522,531	FNMA	5.000	10/1/2033	1,569
8,295,335	FNMA	4.500	3/25/2033	8,612
1,490,005	FNMA	5.000	2/1/2033	1,535
1,421,435	FNMA	5.500	6/1/2033	1,494
5,301,373	FNMA	5.000	8/1/2033	5,462
5,270,880	FNMA	4.500	8/1/2033	5,303
	Government National Mortgage Association (GNMA)
103,000,000	GNMA	5.000	1/15/2040	105,913
25,000,000	GNMA	4.500	1/15/2040	25,016
6,177,527	GNMA	4.000	8/15/2039	5,979
8,012,131	GNMA	6.500	1/15/2044	8,604
10,313,620	GNMA	6.230	9/15/2043	10,439
48,000,000	GNMA	5.500	1/15/2040	50,280
15,783,238	GNMA	4.500	3/15/2039	15,822
12,809,326	GNMA	5.000	4/15/2038	13,197
3,935,169	GNMA	5.500	7/15/2033	4,152
6,969,862	GNMA	5.000	6/15/2039	7,181
7,594,780	GNMA	5.000	6/15/2039	7,825
16,729,934	GNMA	4.500	5/15/2039	16,771
17,017,018	GNMA	4.500	7/20/2039	17,027
6,145,031	GNMA	5.000	7/20/2039	6,327
9,861,346	GNMA	6.000	2/20/2037	10,462
6,991,263	GNMA	6.500	11/20/2038	7,456
3,333,075	GNMA	6.000	10/20/2036	3,537
3,533,629	GNMA	6.000	1/20/2037	3,749
4,610,449	GNMA	5.500	12/20/2035	4,850
1,929,386	GNMA	5.500	11/20/2033	2,034
7,414,845	GNMA	5.500	3/20/2035	7,800
5,912,060	GNMA	6.000	8/15/2038	6,253

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$5,183,846	GNMA	6.000%	8/20/2038		$5,495
14,482,130	GNMA	5.500	7/20/2038		15,200
9,688,630	GNMA	6.000	12/15/2037		10,253
16,457,714	GNMA	5.500	7/15/2038		17,263
17,298	GNMA	9.000	11/15/2016		19
7,295	GNMA	9.000	12/15/2016		8
10,127	GNMA	9.000	9/15/2016		11
24,434	GNMA	9.000	6/15/2016		27
5,089	GNMA	9.000	9/15/2016		6
79,162	GNMA	8.500	11/20/2030		91
84,456	GNMA	8.500	12/20/2030		98
48,157	GNMA	8.000	6/15/2024		55
10,094	GNMA	9.000	12/15/2016		11
109,744	GNMA	9.500	12/15/2016		122

	TOTAL MORTGAGE BACKED				3,690,488

MUNICIPAL BONDS - 0.02%
2,000,000	Charlotte-Mecklenburg Hospital Authority	5.000	8/1/2015	Aaa	2,053

	TOTAL MUNICIPAL BONDS				2,053

U.S. TREASURY SECURITIES - 16.95%
331,072,000	United States Treasury Bond	8.000	11/15/2021		450,827
112,900,000	United States Treasury Bond	5.250	2/15/2029		122,320
13,861,000	United States Treasury Bond	5.380	2/15/2031		15,316
677,000	United States Treasury Bond	4.500	2/15/2036		667
6,689,000	United States Treasury Bond	4.380	2/15/2038		6,421
1,000,000	United States Treasury Note	2.380	8/31/2010		1,013
13,000,000	United States Treasury Note	0.880	4/30/2011		13,017
32,762,500	United States Treasury Note	0.880	5/31/2011		32,802
55,020,000	United States Treasury Note	1.000	7/31/2011		55,104
38,899,500	United States Treasury Note	1.000	8/31/2011		38,919
78,983,000	United States Treasury Note	1.000	9/30/2011		78,961
26,650,000	United States Treasury Note	1.880	6/15/2012		26,941
19,779,000	United States Treasury Note	1.380	9/15/2012		19,686
6,477,000	United States Treasury Note	1.380	10/15/2012		6,441
102,500,000	United States Treasury Note	1.380	11/15/2012		101,764
25,195,000	United States Treasury Note	3.130	8/31/2013		26,181
131,829,000	United States Treasury Note	3.130	9/30/2013		137,010
62,337,000	United States Treasury Note	2.750	10/31/2013		63,842
189,533,000	United States Treasury Note	2.000	11/30/2013		188,527
15,679,000	United States Treasury Note	1.880	4/30/2014		15,357
10,967,000	United States Treasury Note	2.250	5/31/2014		10,892
44,610,000	United States Treasury Note	2.630	6/30/2014		44,934
22,985,000	United States Treasury Note	2.380	8/31/2014		22,816
32,420,000	United States Treasury Note	2.380	10/31/2014		32,068
22,415,000	United States Treasury Note	2.130	11/30/2014		21,884
50,000,000	United States Treasury Note	2.630	12/31/2014		49,856
300,000	United States Treasury Note	2.630	2/29/2016		292
9,800,000	United States Treasury Note	2.380	3/31/2016		9,376
18,075,000	United States Treasury Note	2.630	4/30/2016		17,514
19,130,000	United States Treasury Note	3.250	7/31/2016		19,164
35,464,000	United States Treasury Note	4.750	8/15/2017		38,481
20,666,000	United States Treasury Note	4.000	8/15/2018		21,107
10,361,900	United States Treasury Note	3.380	11/15/2019		9,967
22,000,000	United States Treasury Note	6.380	8/15/2027		26,868
21,495,000	United States Treasury Note	3.500	2/15/2039		17,606

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$20,979,000		United States Treasury Note	4.500%	8/15/2039		$20,504
7,400,000		United States Treasury Note	4.380	11/15/2039		7,083
25,000,000	j	United States Treasury Strip Principal	0.000	8/15/2027		10,651

		TOTAL U.S. TREASURY SECURITIES				1,782,179

		TOTAL GOVERNMENT BONDS				6,423,200

		(Cost $6,285,773)

STRUCTURED ASSETS - 5.30%

ASSET BACKED - 2.45%
5,000,000	g,i	American Express Credit Account Master Trust	0.510	12/15/2013	Baa2	4,840
		Series - 2006 1 (Class C)
2,850,000	g,i	American Express Credit Account Master Trust	0.580	12/15/2014	Baa2	2,698
		Series - 2007 5 (Class C)
3,147,520		AmeriCredit Automobile Receivables Trust	5.160	4/6/2012	Aa3	3,166
		Series - 2007 BF (Class A3A)
3,367,213		AmeriCredit Automobile Receivables Trust	5.640	9/6/2013	Aa3	3,458
		Series - 2006 AF (Class A4)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	7/26/2035	Ca	0	^
		Series - 2006 WMC1 (Class N1)
15,000,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	2/20/2014	Aaa	15,489
		Series - 2009 2A (Class A)
2,360,274	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	2/25/2035	Aa2	1,496
		Series - 2004 2 (Class 1M1)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	2/25/2035	A2	612
		Series - 2004 2 (Class 1M2)
927,250	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	2/25/2035	Baa2	318
		Series - 2004 2 (Class 1B)
3,870,212		CIT Group Home Equity Loan Trust	6.200	2/25/2030	Aa2	3,458
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/2030	Ba3	76
		Series - 2002 2 (Class MF2)
25,148		CIT Group Home Equity Loan Trust	6.830	6/25/2033	Ca	1
		Series - 2002 2 (Class BF)
26,224,891		Citicorp Mortgage Securities, Inc	5.710	7/25/2036	Aaa	25,162
		Series - 2006 1 (Class A3)
11,669,768		Citicorp Mortgage Securities, Inc	5.560	9/25/2036	Aaa	11,448
		Series - 2006 2 (Class A3)
510,018	i	CNH Equipment Trust	1.180	12/15/2011	Aaa	510
		Series - 2007 C (Class A3B)
9,000,000		CNH Equipment Trust	5.280	11/15/2012	Aaa	9,414
		Series - 2009 A (Class A3)
876,000		CNH Equipment Trust	5.090	6/16/2014	A3	891
		Series - 2007 A (Class B)
716,335	i	Countrywide Home Equity Loan Trust	0.450	2/15/2029	B3	247
		Series - 2004 B (Class 1A)
5,345,275	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/2036	Aaa	5,091
		Series - 2007 MX1 (Class A1)
25,000,000	g	Flagstar Home Equity Loan Trust	5.780	1/25/2035	B3	16,692
		Series - 2007 1A (Class AF3)
4,944,022		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/2029	Baa2	4,666
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/2029	Baa3	1,618
		Series - 2006 HLTV (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$1,666,667	g	Hertz Vehicle Financing LLC	5.010%	2/25/2011	Baa2	$1,671
		Series - 0 1A (Class A3)
833,333	g	Hertz Vehicle Financing LLC	5.010	2/25/2011	Baa2	836
		Series - 2005 2A (Class A4)
5,000,000	g	Hertz Vehicle Financing LLC	4.260	3/25/2014	Aaa	4,983
		Series - 2009 2A (Class A1)
5,000,000	g	Hertz Vehicle Financing LLC	5.290	3/25/2016	Aaa	4,989
		Series - 2009 2A (Class A2)
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	3/20/2036	Aaa	3,697
		Series - 2007 1 (Class A3F)
3,153,916		HFC Home Equity Loan Asset Backed Certificates	5.910	3/20/2036	Aaa	3,181
		Series - 2007 1 (Class A1F)
3,000,000		Household Automotive Trust	5.340	9/17/2013	Aaa	3,106
		Series - 2006 3 (Class A4)
8,043,000	i	Household Credit Card Master Note Trust I	0.280	4/15/2013	Aaa	8,003
		Series - 2007 1 (Class A)
22,000,000		Hyundai Auto Receivables Trust	5.150	5/15/2013	Aaa	22,924
		Series - 2006 B (Class A4)
567,683	g	JPMorgan Auto Receivables Trust	5.190	2/15/2011	Aaa	569
		Series - 2007 A (Class A3)
3,559,441	g	JPMorgan Auto Receivables Trust	5.220	7/15/2015	A1	3,628
		Series - 2008 A (Class C)
10,642	g,m	New York City Tax Lien	5.930	11/10/2019	Aaa	11
		Series - 2006 AA (Class A)
6,500,000		Renaissance Home Equity Loan Trust	5.590	11/25/2036	Caa2	3,243
		Series - 2006 3 (Class AF3)
12,000,000	i	Residential Asset Mortgage Products, Inc	0.850	11/25/2034	Aa1	8,486
		Series - 2004 RS11 (Class M1)
681,292	i	Residential Asset Securities Corp	6.490	10/25/2030	Baa1	564
		Series - 2001 KS2 (Class AI6)
870,014	i	Residential Funding Mortgage Securities II, Inc	0.330	8/25/2019	Aaa	860
		Series - 2006 HI5 (Class A1)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.520	4/25/2021	Aa1	6,714
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	8/25/2025	Aa3	9,795
		Series - 2006 HI5 (Class A3)
5,000,000		Residential Funding Mortgage Securities II, Inc	5.450	8/25/2034	B1	2,881
		Series - 2005 HI1 (Class A5)
4,868,530		Residential Funding Mortgage Securities II, Inc	5.750	2/25/2036	Aa1	4,735
		Series - 2006 HI2 (Class A2)
1,600,633		Residential Funding Mortgage Securities II, Inc	5.950	2/25/2036	Aa1	1,557
		Series - 2006 HI3 (Class A2)
6,000,000		Residential Funding Mortgage Securities II, Inc	5.960	2/25/2036	Aa3	4,052
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	2/25/2036	Aa1	1,188
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	2/25/2036	A2	94
		Series - 2006 HI1 (Class M2)
30,000,000		Residential Funding Mortgage Securities II, Inc	5.440	9/25/2036	Aa3	22,007
		Series - 2006 HI4 (Class A3)
9,628,000		Residential Funding Mortgage Securities II, Inc	5.450	9/25/2036	Aa1	9,269
		Series - 2006 HI4 (Class A2)
1,252,338	g	Sierra Receivables Funding Co	5.840	5/20/2018	Baa3	1,233
		Series - 2006 1A (Class A1)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,710,331	g,i	Wachovia Loan Trust	0.590%	5/25/2035	Aaa	$2,321
		Series - 2005 SD1 (Class A)
10,000,000		World Financial Network Credit Card Master Trust	3.790	5/15/2016	Aaa	10,070
		Series - 2009 B (Class A)

		TOTAL ASSET BACKED				258,018

OTHER MORTGAGE BACKED - 2.85%
2,130,000	i	Banc of America Commercial Mortgage, Inc	5.400	6/10/2039	Aaa	2,146
		Series - 2004 3 (Class A5)
6,400,000	i	Banc of America Commercial Mortgage, Inc	5.080	11/10/2042	Aaa	6,349
		Series - 2005 1 (Class A5)
6,410,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/2045	Aaa	5,746
		Series - 2006 6 (Class A4)
433,114		Bank of America Alternative Loan Trust	5.500	9/25/2019	Aaa	428
		Series - 2004 8 (Class 3A1)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.200	12/11/2038	Aaa	3,431
		Series - 2006 PW14 (Class A4)
4,000,000	i	Bear Stearns Commercial Mortgage Securities	5.460	3/11/2039	Aaa	3,910
		Series - 2006 PW11 (Class A4)
7,525,000		Bear Stearns Commercial Mortgage Securities	4.670	6/11/2041	Aaa	7,198
		Series - 2005 PWR8 (Class A4)
9,420,000	i	Bear Stearns Commercial Mortgage Securities	5.470	6/11/2041	Aaa	9,522
		Series - 2004 PWR4 (Class A3)
8,000,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/2041	Aaa	7,955
		Series - 2006 T24 (Class A4)
725,000	i	Bear Stearns Commercial Mortgage Securities	4.980	7/11/2042	Aaa	707
		Series - 2004 PWR5 (Class A5)
10,445,000	i	Bear Stearns Commercial Mortgage Securities	4.750	2/13/2046	Aaa	10,130
		Series - 2004 T16 (Class A6)
5,500,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/2048	Aaa	5,239
		Series - 2006 CD3 (Class A5)
17,274,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/2049	Aaa	15,665
		Series - 2007 C9 (Class A4)
7,949,603		Countrywide Alternative Loan Trust	5.500	8/25/2016	Baa1	6,676
		Series - 2004 30CB (Class 1A15)
6,353,354		Countrywide Home Loan Mortgage Pass Through Trust	5.250	9/25/2035	NR	6,024
		Series - 2005 17 (Class 1A10)
15,692,159	g,i	Credit Suisse Mortgage Capital Certificates	0.410	4/15/2022	Aaa	13,454
		Series - 2007 TF2A (Class A1)
5,890,000		Credit Suisse Mortgage Capital Certificates	5.380	2/15/2040	Aaa	4,754
		Series - 2007 C1 (Class A3)
		Credit Suisse/Morgan Stanley Commercial Mortgage
4,190,321	g,i	Certificate	0.420	5/15/2023	Aaa	3,685
		Series - 2006 HC1A (Class A1)
4,415,000		CS First Boston Mortgage Securities Corp	3.940	5/15/2038	Aaa	4,345
		Series - 2003 C3 (Class A5)
9,863,000	i	CS First Boston Mortgage Securities Corp	5.100	8/15/2038	Aaa	9,502
		Series - 2005 C5 (Class A4)
7,332,431	g	Developers Diversified Realty Corp	3.810	10/14/2022	Aaa	7,227
		Series - 2009 DDR1 (Class A)
1,566,941		First Horizon Asset Securities, Inc	5.500	11/25/2033	NR	1,560
		Series - 2003 9 (Class 1A4)
6,000,000		GMAC Commercial Mortgage Securities, Inc	5.020	4/10/2040	Aaa	6,103
		Series - 2003 C3 (Class A4)
8,836,015	i	GMAC MORTGAGE CORP LOAN TRUST	4.600	10/19/2033	Aaa	8,525
		Series - 2003 AR1 (Class A5)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$10,960,000		Greenwich Capital Commercial Funding Corp	5.440%	3/10/2039	Aaa	$9,684
		Series - 2007 GG9 (Class A4)
16,765,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/2049	Aaa	14,882
		Series - 2007 GG11 (Class A4)
6,410,000	i	GS Mortgage Securities Corp II	5.550	4/10/2038	NR	5,846
		Series - 2006 GG6 (Class A4)
6,350,000		GS Mortgage Securities Corp II	5.560	11/10/2039	Aaa	5,560
		Series - 2006 GG8 (Class A4)
4,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.410	2/15/2020	Aaa	3,895
		Series - 2006 FL1A (Class A2)
4,650,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/5/2027	Aaa	4,606
		Series - 2009 IWST (Class A2)
11,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.380	7/12/2037	Aaa	11,434
		Series - 2002 C1 (Class A3)
2,510,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.860	4/15/2045	Aaa	2,573
		Series - 2006 LDP7 (Class A2)
5,880,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.750	2/12/2049	Aaa	4,260
		Series - 2007 CB19 (Class AM)
7,799,000		LB-UBS Commercial Mortgage Trust	4.740	2/15/2030	Aaa	7,643
		Series - 2005 C1 (Class A4)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.150	4/15/2030	Aaa	7,342
		Series - 2005 C2 (Class A5)
3,160,000		LB-UBS Commercial Mortgage Trust	4.390	3/15/2032	Aaa	3,176
		Series - 2003 C1 (Class A4)
3,729,128	i	Merrill Lynch Mortgage Trust	5.110	7/12/2038	Aaa	2,999
		Series - 2005 CIP1 (Class AM)
2,500,000	i	Merrill Lynch Mortgage Trust	5.660	5/12/2039	Aaa	2,443
		Series - 2006 C1 (Class A4)
3,365,000	g,i	Merrill Lynch Mortgage Trust	6.270	2/12/2051	A3	1,027
		Series - 2008 C1 (Class C)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	2/12/2039	Aaa	4,525
		Series - 2006 1 (Class A4)
5,670,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	8/12/2049	Aaa	4,142
		Series - 2007 8 (Class AM)
2,510,832		Morgan Stanley Capital I	4.690	6/13/2041	Aaa	2,531
		Series - 2004 T15 (Class A2)
9,930,000	i	Morgan Stanley Capital I	5.270	6/13/2041	Aaa	9,946
		Series - 2004 T15 (Class A4)
1,215,000		Morgan Stanley Capital I	5.330	11/12/2041	Aaa	1,141
		Series - 0 HQ10 (Class A4)
511,479		Morgan Stanley Capital I	4.810	1/14/2042	Aaa	511
		Series - 2005 HQ5 (Class A2)
8,712,000		Morgan Stanley Capital I	5.170	1/14/2042	Aaa	8,587
		Series - 2005 HQ5 (Class A4)
6,710,000		Morgan Stanley Capital I	5.360	3/15/2044	Aaa	5,777
		Series - 2007 IQ13 (Class A4)
4,587,000	i	Morgan Stanley Capital I	5.730	7/12/2044	Aaa	4,493
		Series - 2006 HQ9 (Class A4)
7,500,000	i	Morgan Stanley Capital I	5.770	10/15/2042	Aaa	7,420
		Series - 2006 IQ11 (Class A4)
1,817,350	g	Wachovia Amortization Controlled Heloc NIM	5.680	8/12/2047	A3	1,408
		Series - 2006 N1 (Class N1)
8,325,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.350	9/15/2021	A1	5,651
		Series - 2006 WL7A (Class A2)
5,000,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/2043	A2	2,956
		Series - 2007 C30 (Class AM)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$2,600,000		Wachovia Bank Commercial Mortgage Trust	5.420%	4/15/2047	Aaa	$2,630
		Series - 2007 C31 (Class A2)

		TOTAL OTHER MORTGAGE BACKED				299,369

		TOTAL STRUCTURED ASSETS				557,387

		(Cost $596,336)

		TOTAL BONDS				10,250,705

		(Cost $10,021,208)

SHARES		COMPANY

PREFERRED STOCKS - 0.02%

MORTGAGE BACKED - 0.02%
470,597	*	Federal Home Loan Mortgage Corp	8.380	12/30/2049	Ca	494
1,527,061	*	Federal National Mortgage Association (FNMA)	8.250	12/30/2049	Ca	1,680

		Total MORTGAGE BACKED				2,174

		TOTAL PREFERRED STOCKS				2,174

		(Cost $49,941)

TIAA-CREF MUTUAL FUND - 0.05%

532,405	a	TIAA-CREF High-Yield Fund				4,914

		TOTAL TIAA-CREF MUTUAL FUND				4,914

		(Cost $4,923)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 10.78%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 10.05%
	Federal Home Loan Bank (FHLB)
$19,990,000	FHLB	0.000	1/15/2010	19,990
17,476,000	FHLB	0.000	1/11/2010	17,476
58,695,000	FHLB	0.000	1/13/2010	58,695
5,600,000	FHLB	0.000	2/10/2010	5,600
7,400,000	FHLB	0.000	2/19/2010	7,399
	Federal Home Loan Mortgage Corp (FHLMC)
16,979,000	FHLMC	0.000	1/21/2010	16,978
64,382,000	FHLMC	0.000	1/20/2010	64,381
113,173,000	FHLMC	0.000	1/25/2010	113,170
15,000,000	FHLMC	0.000	1/19/2010	15,000
9,904,000	FHLMC	0.000	1/28/2010	9,904
66,187,000	FHLMC	0.000	1/26/2010	66,186
30,000,000	FHLMC	0.000	1/11/2010	30,000
59,400,000	FHLMC	0.000	1/27/2010	59,398
16,855,000	FHLMC	0.000	2/8/2010	16,854
22,730,000	FHLMC	0.000	2/3/2010	22,730
25,000,000	FHLMC	0.000	2/1/2010	24,998
3,900,000	FHLMC	0.000	3/9/2010	3,900
50,000,000	FHLMC	0.000	3/8/2010	49,995
	Federal National Mortgage Association (FNMA)
25,000,000	FNMA	0.000	1/14/2010	24,999
30,000,000	FNMA	0.000	1/8/2010	30,000
24,685,000	FNMA	0.000	1/20/2010	24,684
25,000,000	FNMA	0.000	1/5/2010	25,000
68,474,000	FNMA	0.000	1/13/2010	68,473

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$42,417,000	FNMA	0.000%	1/11/2010	$42,417
28,065,000	FNMA	0.000	1/4/2010	28,065
91,791,000	FNMA	0.000	1/19/2010	91,788
20,000,000	FNMA	0.000	1/22/2010	20,000
20,000,000	FNMA	0.000	2/16/2010	19,999
8,397,000	FNMA	0.000	2/1/2010	8,397
20,000,000	FNMA	0.000	2/17/2010	19,999
50,000,000	FNMA	0.000	3/17/2010	49,995

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			1,056,470

U.S. TREASURY BILLS - 0.73%

42,860,000	United States Treasury Bills	0.000	5/20/2010	42,837
34,000,000	United States Treasury Bills	0.000	6/24/2010	33,970

	TOTAL U.S. TREASURY BILLS			76,807

	TOTAL SHORT-TERM INVESTMENTS			1,133,277

	(Cost $1,133,269)

	TOTAL PORTFOLIO - 108.65%			11,421,058
	(Cost $11,239,397)
	OTHER ASSETS & LIABILITIES, NET - (8.65)%			(909,215)

	NET ASSETS - 100.00%			$10,511,843

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
NR	Not Rated by Moody’s
plc	Public Limited Company

†	As provided by Moody’s Investors Services
*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2009 the value of these securities amounted to $506,793,485 or 4.82% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.
o	Payment in Kind Bond

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2009

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS - 98.89%

U.S. TREASURY SECURITIES - 98.89% (k)
$412,002,961	United States Treasury Inflation Indexed Bonds	2.380%	1/15/2025	$434,727
271,440,917	United States Treasury Inflation Indexed Bonds	2.000	1/15/2026	272,607
220,496,001	United States Treasury Inflation Indexed Bonds	2.380	1/15/2027	232,038
216,793,786	United States Treasury Inflation Indexed Bonds	1.750	1/15/2028	207,885
287,387,363	United States Treasury Inflation Indexed Bonds	3.630	4/15/2028	355,215
213,854,940	United States Treasury Inflation Indexed Bonds	2.500	1/15/2029	229,376
322,020,554	United States Treasury Inflation Indexed Bonds	3.880	4/15/2029	414,375
86,784,704	United States Treasury Inflation Indexed Bonds	3.380	4/15/2032	107,288
181,679,401	United States Treasury Inflation Indexed Notes	3.500	1/15/2011	188,450
269,751,257	United States Treasury Inflation Indexed Notes	2.380	4/15/2011	277,717
107,674,712	United States Treasury Inflation Indexed Notes	3.380	1/15/2012	115,161
214,895,625	United States Treasury Inflation Indexed Notes	2.000	4/15/2012	224,566
373,157,655	United States Treasury Inflation Indexed Notes	3.000	7/15/2012	401,203
214,619,891	United States Treasury Inflation Indexed Notes	0.630	4/15/2013	218,242
342,389,367	United States Treasury Inflation Indexed Notes	1.880	7/15/2013	360,606
355,123,366	United States Treasury Inflation Indexed Notes	2.000	1/15/2014	375,543
228,087,552	United States Treasury Inflation Indexed Notes	1.250	4/15/2014	235,732
327,041,542	United States Treasury Inflation Indexed Notes	2.000	7/15/2014	346,460
316,905,892	United States Treasury Inflation Indexed Notes	1.630	1/15/2015	329,582
284,619,296	United States Treasury Inflation Indexed Notes	1.880	7/15/2015	299,895
266,240,273	United States Treasury Inflation Indexed Notes	2.000	1/15/2016	281,154
266,077,166	United States Treasury Inflation Indexed Notes	2.500	7/15/2016	289,754
235,351,557	United States Treasury Inflation Indexed Notes	2.380	1/15/2017	254,198
212,774,040	United States Treasury Inflation Indexed Notes	2.630	7/15/2017	234,002
220,869,633	United States Treasury Inflation Indexed Notes	1.630	1/15/2018	226,098
208,110,696	United States Treasury Inflation Indexed Notes	1.380	7/15/2018	208,533
207,914,525	United States Treasury Inflation Indexed Notes	2.130	1/15/2019	220,487
230,325,550	United States Treasury Inflation Indexed Notes	1.880	7/15/2019	239,071

	TOTAL U.S. TREASURY SECURITIES			7,579,965

	TOTAL GOVERNMENT BONDS			7,579,965

	(Cost $7,266,477)

SHORT-TERM INVESTMENTS - 0.23%

U.S. TREASURY BILLS - 0.23%
17,900,000	United States Treasury Bills		6/24/2010	17,884

	TOTAL U.S. TREASURY BILLS			17,884

	TOTAL SHORT-TERM INVESTMENTS			17,884

	(Cost $17,884)

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

ISSUER	VALUE (000)

TOTAL PORTFOLIO - 99.12%	$7,597,849
(Cost $7,284,361)

OTHER ASSETS & LIABILITIES, NET - 0.88%	67,151

NET ASSETS - 100.00%	$7,665,000

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

BONDS - 37.92%

CORPORATE BONDS - 11.78%

AGENCY SECURITIES - 2.30%
$24,573,385		AMAL Ltd	3.470%	8/21/2021	Aaa	$23,199
2,500,000		Bank of America Corp	2.380	6/22/2012	Aaa	2,547
3,000,000		CitiBank NA	1.380	8/10/2011	Aaa	3,008
15,000,000		Citigroup Funding, Inc	2.000	3/30/2012	Aaa	15,122
21,000,000		Citigroup Funding, Inc	1.880	10/22/2012	Aaa	20,921
10,000,000		Citigroup, Inc	2.130	4/30/2012	Aaa	10,107
10,000,000		COP I LLC	3.610	12/5/2021	NR	9,523
5,000,000		General Electric Capital Corp	2.130	12/21/2012	Aaa	5,005
24,875,000		GMAC, Inc	1.750	10/30/2012	Aaa	24,713
17,506,000		GMAC, Inc	2.200	12/19/2012	Aaa	17,613
4,500,000		KeyBank NA	3.200	6/15/2012	Aaa	4,671
4,000,000		New York Community Bank	3.000	12/16/2011	Aaa	4,108
4,000,000		Regions Bank	3.250	12/9/2011	Aaa	4,151
2,386,343		Rowan Cos, Inc	3.530	5/1/2020	NR	2,395
6,359,000		Rowan Cos, Inc	3.160	7/15/2021	NR	6,200
9,832,829		San Clemente Leasing LLC	3.590	8/27/2021	NR	9,646
3,000,000		Sovereign Bank	2.750	1/17/2012	Aaa	3,079
8,050,000		State Street Corp	2.150	4/30/2012	Aaa	8,155
5,000,000		Tricahue Leasing LLC	3.500	11/19/2021	NR	5,000
10,000,000		US Central Federal Credit Union	1.900	10/19/2012	Aaa	9,992
5,000,000	e	Wells Fargo & Co	2.130	6/15/2012	Aaa	5,058
5,000,000		Western Corporate Federal Credit Union	1.750	11/2/2012	Aaa	4,979

		TOTAL AGENCY SECURITIES				199,192

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
5,000,000		AutoZone, Inc	5.750	1/15/2015	Baa2	5,422

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				5,422

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
1,850,000		Home Depot, Inc	5.250	12/16/2013	Baa1	1,981
5,000,000		Home Depot, Inc	5.880	12/16/2036	Baa1	4,826

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				6,807

BUSINESS SERVICES - 0.06%
5,000,000	e	Microsoft Corp	2.950	6/1/2014	Aaa	5,054

		TOTAL BUSINESS SERVICES				5,054

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

CHEMICALS AND ALLIED PRODUCTS - 0.30%
$1,000,000		Abbott Laboratories	3.750%	3/15/2011	A1	$1,033
3,335,000		Air Products & Chemicals, Inc	4.380	8/21/2019	A2	3,305
2,800,000		Airgas, Inc	4.500	9/15/2014	Baa3	2,842
2,500,000		Amgen, Inc	6.400	2/1/2039	A3	2,743
965,000		Clorox Co	5.450	10/15/2012	Baa2	1,038
2,300,000		Eastman Chemical Co	5.500	11/15/2019	Baa2	2,293
5,000,000		Praxair, Inc	4.380	3/31/2014	A2	5,272
2,500,000		Praxair, Inc	5.250	11/15/2014	A2	2,730
5,000,000		Praxair, Inc	4.500	8/15/2019	A2	5,016

		TOTAL CHEMICALS AND ALLIED PRODUCTS				26,272

COMMUNICATIONS - 0.70%
5,000,000		Cellco Partnership	3.750	5/20/2011	A2	5,156
5,000,000		CenturyTel, Inc	6.150	9/15/2019	Baa3	5,112
2,750,000	g	DirecTV Holdings LLC	4.750	10/1/2014	Ba2	2,803
5,000,000	g	DirecTV Holdings LLC	5.880	10/1/2019	Ba2	5,085
1,265,000		Sprint Capital Corp	8.380	3/15/2012	Ba3	1,309
3,235,000		Sprint Nextel Corp	6.000	12/1/2016	Ba3	2,952
3,500,000		Time Warner Cable, Inc	3.500	2/1/2015	Baa2	3,458
3,200,000		Time Warner Cable, Inc	8.750	2/14/2019	Baa2	3,900
3,900,000		Time Warner Cable, Inc	8.250	4/1/2019	Baa2	4,645
5,000,000		Time Warner Cable, Inc	5.000	2/1/2020	Baa2	4,849
3,500,000		Time Warner Cable, Inc	6.750	6/15/2039	Baa2	3,666
5,234,000		Time Warner Entertainment Co LP	10.150	5/1/2012	Baa2	6,023
2,500,000		Verizon Communications, Inc	4.350	2/15/2013	A3	2,615
1,400,000		Verizon Communications, Inc	6.400	2/15/2038	A3	1,464
3,000,000		Verizon Communications, Inc	8.950	3/1/2039	A3	4,059
1,000,000		Verizon New Jersey, Inc	5.880	1/17/2012	Baa1	1,065
2,500,000		Viacom, Inc	4.380	9/15/2014	Baa2	2,578

		TOTAL COMMUNICATIONS				60,739

DEPOSITORY INSTITUTIONS - 1.60%
3,400,000		Bank of New York Mellon Corp	4.300	5/15/2014	Aa2	3,578
5,000,000		Bank of New York Mellon Corp	3.100	1/15/2015	Aa2	4,953
2,675,000		Bank of New York Mellon Corp	5.450	5/15/2019	Aa2	2,808
5,000,000		BB&T Corp	3.380	9/25/2013	A1	5,039
5,000,000		BB&T Corp	3.850	7/27/2027	A1	5,175
5,000,000		Capital One Bank USA NA	8.800	7/15/2019	A3	5,908
3,500,000		Capital One Capital V	8.880	5/15/2040	Baa2	3,728
4,000,000		Capital One Financial Corp	5.700	9/15/2011	Baa1	4,201
5,000,000		City National Capital Trust I	9.630	2/1/2040	NR	5,311
3,000,000	g	Corestates Capital Trust I	8.000	12/15/2026	Baa1	2,934
8,800,000	g	Depfa ACS Bank	5.130	3/16/2037	Aa2	6,468
5,000,000		Discover Bank	8.700	11/18/2019	Ba1	5,357
5,000,000	i	First Tennessee Bank NA	0.410	2/14/2011	A3	4,804
3,000,000		First Union National Bank of Florida	6.180	2/15/2036	Aa3	3,059
1,500,000	e	M&I Marshall & Ilsley Bank	5.300	9/8/2011	A3	1,477
3,612,000	i	Manufacturers & Traders Trust Co	5.590	12/28/2020	A3	3,150
6,076,000	i	Manufacturers & Traders Trust Co	5.630	12/1/2021	A3	5,223
5,000,000		Mellon Funding Corp	6.400	5/14/2011	Aa3	5,306
5,000,000		Mercantile Bankshares Corp	4.630	4/15/2013	Baa1	5,061
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/2011	A1	1,289
6,100,000		Northern Trust Corp	4.630	5/1/2014	A1	6,500
2,500,000	g	Principal Life Global Funding I	5.130	10/15/2013	Aa3	2,535
5,000,000		Regions Financial Corp	7.750	11/10/2014	Baa3	4,931
5,000,000		Silicon Valley Bank	5.700	6/1/2012	A2	5,078

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,000,000		State Street Corp	4.300%	5/30/2014	A1	$3,105
5,000,000		US Bancorp	2.880	11/20/2014	Aa3	4,876
3,000,000		US Bank NA	4.950	10/30/2014	Aa2	3,182
2,500,000		USB CAPITAL XIII TRUST	6.630	12/15/2039	A2	2,541
5,000,000		Webster Bank	5.880	1/15/2013	A3	4,436
5,000,000		Wells Fargo & Co	3.750	10/1/2014	A1	4,985
5,000,000		Wells Fargo & Co	4.750	2/9/2015	Aa3	5,099
3,100,000		Wells Fargo & Co	5.630	12/11/2017	A1	3,225
4,000,000		Zions Bancorporation	7.750	9/23/2014	Baa3	3,530

		TOTAL DEPOSITORY INSTITUTIONS				138,852

EATING AND DRINKING PLACES - 0.02%
1,250,000		McDonald’s Corp	5.000	2/1/2019	A3	1,307

		TOTAL EATING AND DRINKING PLACES				1,307

ELECTRIC, GAS, AND SANITARY SERVICES - 1.31%
1,875,000		AGL Capital Corp	5.250	8/15/2019	Baa1	1,888
2,000,000		Atmos Energy Corp	8.500	3/15/2019	Baa2	2,429
5,000,000		Avista Corp	5.950	6/1/2018	Baa1	5,237
1,000,000		Avista Corp	5.130	4/1/2022	Baa1	981
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	3/1/2014	Baa1	5,693
2,000,000		Connecticut Light & Power	5.750	3/1/2037	A2	2,002
1,200,000		Connecticut Light & Power Co	5.500	2/1/2019	A2	1,266
3,784,988	g	Great River Energy	5.830	7/1/2017	A3	4,119
5,000,000		Hawaiian Electric Industries, Inc	6.140	8/15/2011	Baa2	5,204
5,000,000		Idaho Power Co	5.500	4/1/2033	A3	4,727
2,500,000		Idaho Power Co	6.250	10/15/2037	A3	2,605
7,500,000	g	International Transmission Co	4.450	7/15/2013	A2	7,575
1,550,000		Laclede Gas Co	6.500	11/15/2010	A2	1,603
2,000,000		Laclede Gas Co	6.150	6/1/2036	A2	2,002
5,000,000		National Fuel Gas Co	6.500	4/15/2018	Baa1	5,192
6,000,000		Nevada Power Co	6.650	4/1/2036	Baa3	6,314
2,000,000		Nicor, Inc	6.580	2/15/2028	Aa3	2,151
1,750,000		NiSource Finance Corp	10.750	3/15/2016	Baa3	2,156
1,500,000		Northwest Natural Gas Co	5.620	11/21/2023	A1	1,547
4,000,000	e	ONEOK Partners LP	5.900	4/1/2012	Baa2	4,240
5,000,000		Pacific Gas & Electric Co	8.250	10/15/2018	A3	6,105
3,750,000		Pacific Gas & Electric Co	5.400	1/15/2040	A3	3,589
500,000		Piedmont Natural Gas Co, Inc	7.800	9/29/2010	A3	524
3,850,000		Portland General Electric Co	6.100	4/15/2019	A3	4,253
2,500,000		PPL Electric Utilities Corp	6.250	5/15/2039	A3	2,679
1,000,000		Public Service Electric & Gas Co	5.380	11/1/2039	A2	969
2,000,000		Puget Sound Energy, Inc	6.270	3/15/2037	Baa1	2,075
2,000,000		Questar Pipeline Co	6.570	9/26/2011	A3	2,150
2,000,000		San Diego Gas & Electric Co	6.000	6/1/2039	Aa3	2,148
2,800,000		Southern California Edison Co	6.050	3/15/2039	A1	2,984
5,000,000		Spectra Energy Capital LLC	5.650	3/1/2020	Baa2	5,046
2,500,000		Tennessee Gas Pipeline Co	8.000	2/1/2016	Baa3	2,869
3,000,000		Transcontinental Gas Pipe Line Co LLC	6.050	6/15/2018	Baa2	3,195
5,000,000		Washington Gas Light Co	5.440	8/11/2025	A2	4,619
1,000,000		Wisconsin Power & Light Co	5.000	7/15/2019	A2	1,008

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				113,144

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.09%
666,000		Cisco Systems, Inc	2.900	11/17/2014	A1	665

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$3,340,000		Cisco Systems, Inc	4.450%	1/15/2020	A1	$3,276
2,500,000		Whirlpool Corp	8.000	5/1/2012	Baa3	2,709
1,100,000	e	Whirlpool Corp	8.600	5/1/2014	Baa3	1,245

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				7,895

ENGINEERING AND MANAGEMENT SERVICES - 0.04%
3,750,000		Quest Diagnostics, Inc	4.750	1/30/2020	Baa3	3,664

		TOTAL ENGINEERING AND MANAGEMENT SERVICES				3,664

FOOD AND KINDRED PRODUCTS - 0.22%
5,000,000		Coca-Cola Enterprises, Inc	5.000	8/15/2013	A3	5,380
1,500,000		Coca-Cola Enterprises, Inc	4.500	8/15/2019	A3	1,488
5,000,000		General Mills, Inc	5.650	2/15/2019	Baa1	5,303
1,600,000	g	HJ Heinz Finance Co	7.130	8/1/2039	Baa2	1,809
2,500,000		Kellogg Co	4.150	11/15/2019	A3	2,423
535,000		Kraft Foods, Inc	6.130	2/1/2018	Baa2	563
2,000,000		PepsiCo, Inc	7.900	11/1/2018	Aa2	2,454

		TOTAL FOOD AND KINDRED PRODUCTS				19,420

FOOD STORES - 0.01%
1,000,000		Safeway, Inc	5.000	8/15/2019	Baa2	992

		TOTAL FOOD STORES				992

FURNITURE AND FIXTURES - 0.05%
4,000,000		Leggett & Platt, Inc	4.700	4/1/2013	Baa1	4,159

		TOTAL FURNITURE AND FIXTURES				4,159

GENERAL BUILDING CONTRACTORS - 0.04%
3,000,000	e	Lennar Corp	5.130	10/1/2010	B3	3,015

		TOTAL GENERAL BUILDING CONTRACTORS				3,015

GENERAL MERCHANDISE STORES - 0.03%
2,500,000		TJX Cos, Inc	6.950	4/15/2019	A3	2,890

		TOTAL GENERAL MERCHANDISE STORES				2,890

HEALTH SERVICES - 0.14%
5,000,000		Howard Hughes Medical Institute	3.450	9/1/2014	Aaa	5,066
5,000,000		Providence Health & Services	5.050	10/1/2014	Aa2	5,126
1,500,000		Quest Diagnostics, Inc	6.400	7/1/2017	Baa3	1,646

		TOTAL HEALTH SERVICES				11,838

HOLDING AND OTHER INVESTMENT OFFICES - 0.34
5,000,000		ANDREW W MELLON FOUNDATION	3.950	8/1/2014	Aaa	5,195
5,000,000	e	Boston Properties LP	5.880	10/15/2019	Baa2	5,016
5,000,000		Brandywine Operating Partnership LP	7.500	5/15/2015	Baa3	5,081
1,000,000		Duke Realty LP	7.380	2/15/2015	Baa2	1,055
1,000,000		Duke Realty LP	8.250	8/15/2019	Baa2	1,045
3,000,000		Highwoods Properties, Inc	5.850	3/15/2017	Baa3	2,737
5,000,000		Kimco Realty Corp	5.300	2/22/2011	Baa1	5,090
1,160,000		Liberty Property LP	7.250	3/15/2011	Baa2	1,195
3,000,000		Washington Real Estate Investment Trust	5.130	3/15/2013	Baa1	2,880

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				29,294

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.35%
$1,800,000		Deere & Co	5.380%	10/16/2029	A2	$1,797
4,340,000		Deere & Co	8.100	5/15/2030	A2	5,505
1,500,000		Dell, Inc	3.380	6/15/2012	A2	1,551
2,500,000		Dell, Inc	5.880	6/15/2019	A2	2,646
3,000,000		Hewlett-Packard Co	2.950	8/15/2012	A2	3,061
2,000,000		Ingersoll-Rand Global Holding Co Ltd	9.500	4/15/2014	Baa1	2,390
7,775,000		Smith International, Inc	6.750	2/15/2011	Baa1	8,134
5,000,000		Timken Co	6.000	9/15/2014	Baa3	5,262

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				30,346

INSTRUMENTS AND RELATED PRODUCTS - 0.60%
2,500,000		Agilent Technologies, Inc	4.450	9/14/2012	Baa3	2,587
5,000,000		Baxter International, Inc	4.500	8/15/2019	A3	5,004
4,000,000		Becton Dickinson and Co	5.000	5/15/2019	A2	4,108
2,000,000		Becton Dickinson and Co	6.000	5/15/2039	A2	2,103
3,500,000		Medtronic, Inc	4.750	9/15/2015	A1	3,778
2,500,000		Medtronic, Inc	6.500	3/15/2039	A1	2,798
5,000,000		St. Jude Medical, Inc	4.880	7/15/2019	Baa1	5,040
2,165,000	g	Thermo Fisher Scientific, Inc	2.150	12/28/2012	Baa1	2,135
2,000,000	g	Thermo Fisher Scientific, Inc	3.250	11/18/2014	Baa1	1,961
1,750,000		Thermo Fisher Scientific, Inc	5.000	6/1/2015	Baa1	1,835
5,000,000		Xerox Corp	8.250	5/15/2014	Baa2	5,736
2,500,000		Xerox Corp	4.250	2/15/2015	Baa2	2,483
2,500,000		Xerox Corp	5.630	12/15/2019	Baa2	2,497
2,105,000		Zimmer Holdings, Inc	4.630	11/30/2019	Baa1	2,086
7,697,000		Zimmer Holdings, Inc	5.750	11/30/2039	Baa1	7,543

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				51,694

INSURANCE CARRIERS - 0.67%
5,000,000		Aflac, Inc	8.500	5/15/2019	A2	5,760
5,000,000		Aflac, Inc	6.900	12/17/2039	A2	4,926
2,800,000	g	Anthem Insurance Co, Inc	9.130	4/1/2010	A3	2,842
3,500,000		Cincinnati Financial Corp	6.130	11/1/2034	A3	3,090
2,500,000	i	Hartford Life Global Funding Trusts	0.350	3/15/2011	A3	2,444
5,000,000	g	Health Care Service Corp	7.750	6/15/2011	A1	5,195
1,200,000	g	Jackson National Life Global Funding	6.130	5/30/2012	A1	1,270
1,945,000	g	John Hancock Global Funding II	7.900	7/2/2010	Aa3	2,006
2,000,000	e	Markel Corp	6.800	2/15/2013	Baa2	2,021
2,500,000		Markel Corp	7.130	9/30/2019	Baa2	2,581
5,300,000		Markel Corp	7.350	8/15/2034	Baa2	4,963
5,000,000	g	Nationwide Life Global Funding I	5.350	3/15/2011	A1	4,955
3,000,000		Progressive Corp	6.380	1/15/2012	A1	3,215
5,000,000		Protective Life Corp	7.380	10/15/2019	Baa2	5,011
2,000,000		Travelers Cos, Inc	5.900	6/2/2019	A2	2,136
5,000,000		Unum Group	7.130	9/30/2016	Ba1	5,180

		TOTAL INSURANCE CARRIERS				57,595

MEMBERSHIP ORGANIZATIONS - 0.06%
5,000,000		Nature Conservancy	6.300	7/1/2019	Aa2	5,239

		TOTAL MEMBERSHIP ORGANIZATIONS				5,239

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

MISCELLANEOUS RETAIL - 0.08%
$3,000,000		CVS Caremark Corp	5.750%	6/1/2017	Baa2	$3,166
1,116,210	g	CVS Caremark Corp	5.300	1/11/2027	Baa2	1,030
2,150,000		Staples, Inc	7.750	4/1/2011	Baa2	2,310
500,000		Staples, Inc	9.750	1/15/2014	Baa2	609

		TOTAL MISCELLANEOUS RETAIL				7,115

NONDEPOSITORY INSTITUTIONS - 0.53%
1,675,000		American Express Co	7.000	3/19/2018	A3	1,845
3,325,000		American Express Co	8.130	5/20/2019	A3	3,940
5,000,000	i	American Express Credit Corp	0.380	10/4/2010	A2	4,987
6,000,000	g	CDP Financial, Inc	3.000	11/25/2014	Aaa	5,855
10,000,000		Citigroup Funding, Inc	2.250	12/10/2012	Aaa	10,079
15,000,000		General Electric Capital Corp	2.250	3/12/2012	Aaa	15,217
4,000,000		General Electric Capital Corp	2.200	6/8/2012	Aaa	4,056

		TOTAL NONDEPOSITORY INSTITUTIONS				45,979

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
2,500,000	e	Vulcan Materials Co	6.300	6/15/2013	Baa2	2,674

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				2,674

OIL AND GAS EXTRACTION - 0.56%
5,000,000		Apache Corp	5.250	4/15/2013	A3	5,358
3,000,000		Apache Corp	6.000	1/15/2037	A3	3,192
1,750,000		Chesapeake Energy Corp	6.500	8/15/2017	Ba3	1,715
2,500,000		Devon Energy Corp	6.300	1/15/2019	Baa1	2,784
5,000,000		Diamond Offshore Drilling, Inc	4.880	7/1/2015	Baa1	5,278
3,000,000		EOG Resources, Inc	5.630	6/1/2019	A3	3,187
5,000,000		EQT Corp	8.130	6/1/2019	Baa1	5,777
2,500,000		Noble Energy, Inc	8.250	3/1/2019	Baa2	2,991
3,000,000		Questar Market Resources, Inc	6.050	9/1/2016	Baa3	3,056
5,000,000		SEACOR Holdings, Inc	7.380	10/1/2019	Ba1	5,062
2,000,000		Valero Logistics Operations LP	6.050	3/15/2013	Baa3	2,105
5,000,000		XTO Energy, Inc	6.250	4/15/2013	Baa2	5,507
2,500,000		XTO Energy, Inc	6.380	6/15/2038	Baa2	2,805

		TOTAL OIL AND GAS EXTRACTION				48,817

PAPER AND ALLIED PRODUCTS - 0.16%
1,000,000		Bemis Co, Inc	5.650	8/1/2014	Baa1	1,064
4,000,000		Bemis Co, Inc	6.800	8/1/2019	Baa1	4,398
2,650,000		International Paper Co	7.300	0	Baa3	2,811
5,000,000		MeadWestvaco Corp	7.380	9/1/2019	Ba1	5,492

		TOTAL PAPER AND ALLIED PRODUCTS				13,765

PETROLEUM AND COAL PRODUCTS - 0.16%
2,500,000		Hess Corp	8.130	2/15/2019	Baa2	3,015
4,000,000		Hess Corp	6.000	1/15/2040	Baa2	3,961
1,430,000		Marathon Oil Corp	6.500	2/15/2014	Baa1	1,582
5,000,000		Marathon Oil Corp	5.900	3/15/2018	Baa1	5,266

		TOTAL PETROLEUM AND COAL PRODUCTS				13,824

PRINTING AND PUBLISHING - 0.03%
2,500,000		Dun & Bradstreet Corp	5.500	3/15/2011	A3	2,604

		TOTAL PRINTING AND PUBLISHING				2,604

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

RAILROAD TRANSPORTATION - 0.27%
$5,000,000		Burlington Northern Santa Fe Corp	4.700%	10/1/2019	Baa1	$4,953
1,440,000		CSX Corp	6.150	5/1/2037	Baa3	1,459
1,900,000		CSX Transportation, Inc	7.820	4/1/2011	NR	2,025
2,500,000		Norfolk Southern Corp	5.750	1/15/2016	Baa1	2,660
5,000,000		Norfolk Southern Corp	5.900	6/15/2019	Baa1	5,339
2,500,000		Norfolk Southern Corp	5.590	5/17/2025	Baa1	2,430
4,815,000		Norfolk Southern Corp	5.640	5/17/2029	Baa1	4,662
202,668	g	Sea-Land Service, Inc	6.600	1/2/2011	Baa3	202
202,668	g	Sea-Land Service, Inc	6.600	1/2/2011	Baa3	202
202,668	g	Sea-Land Service, Inc	6.600	1/2/2011	Baa3	204

		TOTAL RAILROAD TRANSPORTATION				24,136

SECURITY AND COMMODITY BROKERS - 0.04%
3,500,000		Charles Schwab Corp	4.950	6/1/2014	A2	3,692

		TOTAL SECURITY AND COMMODITY BROKERS				3,692

SOCIAL SERVICES - 0.12%
2,000,000		American National Red Cross	5.390	11/15/2012	Baa1	2,019
4,000,000		American National Red Cross	5.570	11/15/2017	Baa1	3,701
5,145,000		Salvation Army	5.640	9/1/2026	Aa3	4,829

		TOTAL SOCIAL SERVICES				10,549

STONE, CLAY, AND GLASS PRODUCTS - 0.03%
2,500,000	e	3M Co	6.380	2/15/2028	Aa2	2,822

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,822

TRANSPORTATION BY AIR - 0.36%
10,312,000		Delta Air Lines, Inc	7.110	0	NR	10,402
14,550,000		Delta Air Lines, Inc	7.570	11/18/2010	NR	14,750
2,500,000		FedEx Corp	7.380	1/15/2014	Baa2	2,837
5,000,000	i	JetBlue Airways Corp	0.720	11/15/2016	B2	3,150

		TOTAL TRANSPORTATION BY AIR				31,139

TRANSPORTATION EQUIPMENT - 0.09%
5,000,000	g	Harley-Davidson Funding Corp	6.800	6/15/2018	Baa1	4,986
2,828,464	g	Southern Capital Corp	5.700	6/30/2022	Ba2	1,920
1,000,000		Union Tank CAR Co	6.790	5/1/2010	A1	1,017

		TOTAL TRANSPORTATION EQUIPMENT				7,923

TRANSPORTATION SERVICES - 0.10%
		United Parcel Service of America, Inc (Step Bond
1,360,000		8.375% until 04/01/20, 7.620% until 04/01/30)	8.380	4/1/2030	Aa3	1,740
3,750,000		United Parcel Service, Inc	3.880	4/1/2014	Aa3	3,896
2,500,000		United Parcel Service, Inc	8.380	4/1/2020	Aa3	3,160

		TOTAL TRANSPORTATION SERVICES				8,796

WHOLESALE TRADE-DURABLE GOODS - 0.03%
3,000,000		Reliance Steel & Aluminum Co	6.200	11/15/2016	Baa3	2,957

		TOTAL WHOLESALE TRADE-DURABLE GOODS				2,957

WHOLESALE TRADE-NONDURABLE GOODS - 0.12%
4,000,000	e	Procter & Gamble Co	4.600	1/15/2014	Aa3	4,259
2,500,000		Procter & Gamble Co	8.750	6/1/2022	Aa3	3,180
2,500,000		SYSCO Corp	6.630	3/17/2039	A1	2,918

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				10,357

		TOTAL CORPORATE BONDS				1,021,979

		(Cost $996,499)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

GOVERNMENT BONDS 23.94%

AGENCY SECURITIES - 2.31%
		Federal Farm Credit Bank (FFCB)
$11,900,000		FFCB	2.630%	4/21/2011	Aaa	$12,175
		Federal Home Loan Bank
5,500,000		FHLB	5.000	11/17/2017	Aaa	5,949
		Federal Home Loan Mortgage Corp
3,000,000		FHLMC	3.500	5/29/2013	Aaa	3,138
7,780,000		FHLMC	2.500	4/23/2014	Aaa	7,775
5,500,000		FHLMC	3.750	3/27/2019	Aaa	5,392
5,000,000		FHLMC	3.250	7/16/2010	Aaa	5,083
11,000,000		FHLMC	2.130	9/21/2012	Aaa	11,117
2,000,000		FHLMC	4.130	12/21/2012	Aaa	2,127
		Federal National Mortgage Association (FNMA)
13,500,000		FNMA	3.000	9/16/2014	Aaa	13,671
20,000,000		FNMA	2.630	11/20/2014	Aaa	19,845
12,000,000		FNMA	2.500	5/15/2014	Aaa	11,976
3,700,000		FNMA	3.250	8/12/2010	Aaa	3,766
7,000,000		FNMA	1.380	4/28/2011	Aaa	7,051
7,706,761		Cal Dive I- Title XI, Inc	4.930	2/1/2027	NR	7,732
4,000,000	j	Government Trust Certificate	0.000	4/1/2021	NR	2,217
3,780,954		New Valley Generation II	5.570	5/1/2020	Aaa	4,004
3,757,180		New Valley Generation III	4.930	1/15/2021	Aaa	3,826
451,467	m	New Valley Generation III	4.690	1/15/2022	Aaa	449
4,200,000		Overseas Private Investment Corp	1.900	12/10/2011		4,200
1,321,739		Overseas Private Investment Corp	5.410	12/15/2011	NR	1,359
6,400,000	j	Overseas Private Investment Corp	0.000	6/10/2012		6,384
3,000,000	j	Overseas Private Investment Corp	0.000	12/14/2014		2,985
2,192,696		Overseas Private Investment Corp	3.420	1/15/2015	NR	2,275
4,558,776		Overseas Private Investment Corp	5.140	12/15/2023		4,791
10,000,000		Private Export Funding Corp	4.900	12/15/2011	Aaa	10,711
6,900,000		Private Export Funding Corp	3.550	4/15/2013	Aaa	7,214
6,085,000		Private Export Funding Corp	4.970	8/15/2013	Aaa	6,641
1,050,000		Private Export Funding Corp	4.550	5/15/2015	Aaa	1,122
10,000,000		Private Export Funding Corp	4.380	3/15/2019	Aaa	9,976
5,007,000		US Department of Housing and Urban Development	5.380	8/1/2018	NR	5,421
9,217,112	g	US Trade Funding Corp	4.260	11/15/2014	NR	9,477

		TOTAL AGENCY SECURITIES				199,849

FOREIGN GOVERNMENT BONDS - 1.21%
4,000,000	g	Belgium Government International Bond	2.880	9/15/2014	Aa1	3,972
3,900,000		Canada Government International Bond	2.380	9/10/2014	Aaa	3,832
1,500,000		Development Bank of Japan	4.250	6/9/2015	Aa2	1,556
2,750,000		Eksportfinans A/S	5.000	2/14/2012	Aa1	2,931
2,000,000		European Investment Bank	4.880	2/15/2036	Aaa	1,905
5,000,000	g	Federal Republic of Germany	3.880	6/1/2010	Aaa	5,065

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$6,082,000		Hydro Quebec	8.400%	1/15/2022	Aa2	$7,779
21,875,000	i	India Government AID Bond	0.380	2/1/2027		19,716
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/2011	Aaa	5,320
2,850,000		Italy Government International Bond	5.380	6/12/2017	NR	3,043
5,350,000		Japan Finance Corp	2.000	6/24/2011	Aa2	5,415
5,000,000		Oesterreichische Kontrollbank AG.	5.000	4/25/2017	Aaa	5,203
5,000,000		Province of Manitoba Canada	5.000	2/15/2012	Aa1	5,341
2,500,000		Province of Ontario Canada	3.130	9/8/2010	Aa1	2,547
10,000,000		Province of Ontario Canada	2.630	1/20/2012	Aa1	10,205
8,700,000		Province of Ontario Canada	4.100	6/16/2014	Aa1	9,079
6,000,000		Province of Ontario Canada	4.000	10/7/2019	Aa1	5,745
5,000,000		Province of Quebec Canada	7.500	9/15/2029	Aa2	6,290

		TOTAL FOREIGN GOVERNMENT BONDS				104,944

MORTGAGE BACKED - 13.58%
		Federal National Mortgage Association (FNMA)
5,000,000		FNMA	5.500	1/25/2040		5,234
13,000,000		FNMA	5.000	1/25/2040		13,339
29,000,000		FNMA	6.500	1/25/2040		31,057
51,000,000		FNMA	6.000	1/25/2040		54,012
79,000,000		FNMA	4.500	1/25/2040		78,853
7,799,604		FNMA	4.500	4/1/2039		7,793
8,000,000		FNMA	4.500	1/25/2025		8,228
16,000,000		FNMA	4.000	1/25/2040		15,445
13,056,935		FNMA	6.000	9/1/2039		13,840
5,094,717		FNMA	5.000	8/1/2035		5,238
2,743,114		FNMA	4.500	8/1/2035		2,751
9,813,889		FNMA	4.000	10/1/2035		9,493
6,452,272		FNMA	5.000	9/1/2035		6,634
780,126		FNMA	6.000	7/1/2035		830
2,594,248		FNMA	5.500	6/1/2035		2,725
3,296,898		FNMA	5.500	6/1/2035		3,463
205,134		FNMA	7.500	6/1/2035		230
2,625,021		FNMA	5.500	6/1/2035		2,757
4,598,220		FNMA	5.000	10/1/2035		4,728
4,691,919		FNMA	6.000	3/1/2036		4,984
1,451,908		FNMA	6.500	2/1/2036		1,558
6,003,567	i	FNMA	5.840	6/1/2036		6,354
2,965,544		FNMA	5.500	4/1/2036		3,115
1,073,935		FNMA	6.500	2/1/2036		1,153
6,353,254		FNMA	5.500	11/1/2035		6,674
10,782,935		FNMA	5.500	10/1/2035		11,327
2,778,618	i	FNMA	5.740	2/1/2036		2,939
4,000,210		FNMA	5.000	2/1/2036		4,113
4,399,316		FNMA	6.000	5/1/2035		4,681
48,640		FNMA	4.500	9/1/2034		49
1,485,030		FNMA	4.500	8/1/2034		1,492
9,855,421		FNMA	5.500	1/1/2035		10,358
785,341		FNMA	6.000	12/1/2034		838
95,282		FNMA	4.500	8/1/2034		96
176,647		FNMA	4.500	7/1/2034		177
243,661		FNMA	4.500	6/1/2034		245
56,659		FNMA	4.500	7/1/2034		57
174,281		FNMA	4.500	7/1/2034		175
3,458,702		FNMA	5.500	1/1/2035		3,635
887,267		FNMA	5.500	5/1/2035		932

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,400,266		FNMA	5.500%	5/1/2035	$3,572
365,429		FNMA	5.500	5/1/2035	384
733,637		FNMA	5.500	5/1/2035	771
11,520,822		FNMA	4.500	5/1/2035	11,590
1,919,630		FNMA	5.500	4/1/2035	2,016
746,928		FNMA	5.500	3/1/2035	785
2,054,009		FNMA	5.500	4/1/2035	2,158
2,496,392		FNMA	5.500	4/1/2035	2,622
4,417,437	i	FNMA	5.250	9/1/2038	4,650
1,276,578		FNMA	6.500	3/1/2038	1,368
4,922,218		FNMA	4.500	1/1/2039	4,919
3,770,116	i	FNMA	4.910	10/1/2038	3,950
412,117		FNMA	6.500	3/1/2038	442
308,479		FNMA	6.500	1/1/2038	331
5,044,670		FNMA	7.000	11/1/2037	5,535
2,727,693		FNMA	6.500	3/1/2038	2,924
126,603		FNMA	6.500	2/1/2038	136
4,139,015		FNMA	5.500	1/1/2039	4,337
24,660,716		FNMA	5.000	4/1/2039	25,332
3,918,958		FNMA	4.000	4/1/2039	3,787
4,974,321		FNMA	4.500	8/1/2039	4,970
24,519,871		FNMA	4.500	5/1/2039	24,499
3,550,557		FNMA	5.500	2/1/2039	3,721
3,787,948		FNMA	6.000	1/1/2039	4,016
3,725,953		FNMA	6.000	1/1/2039	3,950
14,323,936		FNMA	4.500	2/1/2039	14,313
4,705,032		FNMA	4.500	2/1/2039	4,702
1,691,982	i	FNMA	5.880	10/1/2037	1,784
1,721,795		FNMA	7.000	2/1/2037	1,889
4,071,806		FNMA	5.000	2/1/2037	4,183
1,274,128		FNMA	7.000	4/1/2037	1,398
4,968,413		FNMA	6.500	3/1/2037	5,332
26,178,084	i	FNMA	5.870	1/1/2037	27,803
2,965,837		FNMA	6.500	9/1/2036	3,183
3,940,067	i	FNMA	5.920	7/1/2036	4,175
3,531,900		FNMA	6.000	12/1/2036	3,752
5,672,344	i	FNMA	5.760	12/1/2036	5,987
1,213,040		FNMA	6.500	8/1/2037	1,300
891,661		FNMA	6.500	9/1/2037	956
2,924,588		FNMA	6.500	9/1/2037	3,135
677,455		FNMA	6.500	9/1/2037	726
1,543,428		FNMA	6.500	9/1/2037	1,655
2,600,552		FNMA	6.000	9/1/2037	2,759
3,144,790		FNMA	6.000	9/1/2037	3,336
1,903,845		FNMA	6.500	8/1/2037	2,041
2,075,821		FNMA	6.000	9/1/2037	2,202
3,474,903		FNMA	6.000	9/1/2037	3,686
600,000		FNMA	4.000	2/25/2019	608
416,670		FNMA	6.000	2/1/2019	449
579,010		FNMA	4.500	5/1/2019	602
148,434		FNMA	4.500	3/1/2019	154
388,836		FNMA	6.000	1/1/2019	419
5,794,940		FNMA	5.500	11/1/2018	6,180
49,594		FNMA	5.500	5/1/2018	53
3,200,953		FNMA	5.000	1/1/2019	3,372
3,661,344		FNMA	5.000	12/1/2018	3,857

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,393,806	FNMA	4.500%	6/1/2019	$1,449
42,723	FNMA	8.000	3/1/2023	49
4,394,688	FNMA	4.500	3/1/2023	4,530
231,027	FNMA	5.000	1/1/2024	240
8,391,562	FNMA	5.000	7/1/2023	8,779
5,597,853	FNMA	5.500	8/1/2021	5,940
667,609	FNMA	4.500	11/1/2020	694
1,543,731	FNMA	5.000	3/1/2020	1,626
2,258,301	FNMA	5.000	3/1/2021	2,379
2,002,471	FNMA	5.000	12/1/2020	2,105
367,015	FNMA	5.500	4/1/2018	391
1,487	FNMA	7.500	10/1/2011	2
8,730	FNMA	7.500	10/1/2011	9
70,867	FNMA	5.000	6/1/2013	73
72,629	FNMA	7.000	4/1/2012	77
286	FNMA	7.500	10/1/2011	0	^
5,426	FNMA	8.000	7/1/2011	6
9,805	FNMA	7.500	6/1/2011	10
2,836	FNMA	7.500	9/1/2011	3
2,753	FNMA	7.500	8/1/2011	3
2,702,706	FNMA	4.440	7/1/2013	2,824
942,284	FNMA	6.500	4/1/2017	1,023
245,769	FNMA	6.500	10/1/2016	267
468,831	FNMA	6.500	2/1/2018	507
2,556,952	FNMA	5.000	12/1/2017	2,695
7,501	FNMA	8.500	11/1/2014	8
1,832,926	FNMA	4.600	5/1/2014	1,920
3,730,384	FNMA	4.020	8/1/2013	3,861
3,014,628	FNMA	4.530	10/1/2014	3,145
4,160,380	FNMA	4.270	6/1/2014	4,301
183,598	FNMA	7.000	1/1/2034	202
1,439,990	FNMA	5.500	1/1/2034	1,513
1,296,856	FNMA	5.000	3/1/2034	1,336
582,215	FNMA	5.000	3/1/2034	600
800,696	FNMA	5.500	12/1/2033	842
2,151,070	FNMA	5.500	11/1/2033	2,261
2,706,148	FNMA	5.500	11/1/2033	2,844
370,032	FNMA	5.500	12/1/2033	389
457,818	FNMA	5.500	12/1/2033	481
503,652	FNMA	5.000	3/1/2034	519
55,413	FNMA	4.500	6/1/2034	56
56,238	FNMA	4.500	5/1/2034	57
52,628	FNMA	4.500	6/1/2034	53
70,927	FNMA	4.500	6/1/2034	71
62,889	FNMA	4.500	5/1/2034	63
443,626	FNMA	5.000	3/1/2034	457
22,714,386	FNMA	5.000	3/1/2034	23,404
1,097,015	FNMA	4.500	5/1/2034	1,102
3,804,312	FNMA	5.000	4/1/2034	3,916
2,280,418	FNMA	5.500	11/1/2033	2,397
2,086,986	FNMA	6.500	7/1/2032	2,255
19,622,689	FNMA	5.000	10/1/2025	20,346
4,147,668	FNMA	4.500	3/25/2033	4,306
398,307	FNMA	5.000	2/1/2033	410
9,764,819	FNMA	4.000	9/1/2024	9,836
5,735,408	FNMA	4.000	5/1/2024	5,777

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$691,412		FNMA	5.500%	2/1/2024	$733
3,112,145		FNMA	4.500	8/1/2024	3,205
106,246		FNMA	8.000	7/1/2024	122
887,204		FNMA	5.500	6/1/2033	932
1,893,630		FNMA	5.000	11/1/2033	1,951
1,312,820		FNMA	5.000	10/1/2033	1,353
1,824,131		FNMA	5.500	11/1/2033	1,917
1,550,347		FNMA	5.500	11/1/2033	1,629
1,431,643		FNMA	5.000	10/1/2033	1,475
2,247,374		FNMA	4.500	8/1/2033	2,261
1,226,775		FNMA	5.500	7/1/2033	1,289
303,350		FNMA	4.500	9/1/2033	305
1,325,343		FNMA	5.000	8/1/2033	1,366
		Federal Home Loan Mortgage Corp (FHLMC)
7,179,668	i	FHLMC	5.880	4/1/2037	7,562
9,600,166	i	FHLMC	5.780	3/1/2037	10,171
12,337,462	i	FHLMC	5.830	9/1/2037	13,142
6,225,901	i	FHLMC	5.790	8/1/2037	6,633
7,677,337	i	FHLMC	5.740	2/1/2037	8,156
5,824,241	i	FHLMC	5.800	7/1/2036	6,158
3,810,000	i	FHLMC	2.910	2/1/2036	3,892
12,006,506	i	FHLMC	6.060	9/1/2036	12,714
1,878,726	i	FHLMC	3.350	9/1/2036	1,943
		Federal Home Loan Mortgage Corp Gold (FGLMC)
5,988,322		FGLMC	4.500	9/1/2035	5,996
2,094,588		FGLMC	4.500	9/1/2035	2,097
2,308,901		FGLMC	6.000	8/1/2035	2,458
5,252,507		FGLMC	4.500	9/1/2035	5,260
2,833,914		FGLMC	5.000	11/1/2035	2,912
2,156,233		FGLMC	5.000	10/1/2035	2,215
10,380,147		FGLMC	5.000	9/1/2035	10,665
2,142,896		FGLMC	6.000	5/1/2035	2,282
1,455,358		FGLMC	6.000	5/1/2035	1,550
1,879,636		FGLMC	6.000	5/1/2035	2,001
702,105		FGLMC	6.000	5/1/2035	748
2,377,022		FGLMC	5.500	6/1/2035	2,499
4,664,324		FGLMC	7.000	5/1/2035	5,151
576,446		FGLMC	6.000	5/1/2035	614
868,948		FGLMC	4.500	12/1/2035	870
2,566,107		FGLMC	6.000	11/1/2038	2,724
5,297,771		FGLMC	5.500	7/1/2038	5,555
8,496,102		FGLMC	5.000	4/1/2038	8,722
3,808,084		FGLMC	5.500	1/1/2039	3,993
3,929,561		FGLMC	5.000	7/1/2039	4,034
5,929,618		FGLMC	4.000	6/1/2039	5,724
1,951,788		FGLMC	4.500	5/1/2039	1,949
2,257,243		FGLMC	6.500	10/1/2036	2,419
587,444		FGLMC	6.500	5/1/2036	629
1,577,946		FGLMC	5.000	2/1/2036	1,621
2,681,082		FGLMC	6.000	9/1/2037	2,848
2,639,075		FGLMC	5.000	4/1/2038	2,709
5,397,632		FGLMC	6.000	2/1/2038	5,729
4,287,843		FGLMC	6.500	11/1/2037	4,594
1,741,223		FGLMC	4.500	1/1/2020	1,809
2,183,107		FGLMC	5.000	2/1/2019	2,298
2,351,242		FGLMC	5.500	1/1/2019	2,507

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$392,578	FGLMC	4.500%	7/1/2020	$407
3,526,458	FGLMC	4.500	6/1/2021	3,657
12,930,754	FGLMC	4.500	6/1/2021	13,409
350,180	FGLMC	7.000	10/1/2020	390
603,166	FGLMC	6.000	12/1/2017	649
323,049	FGLMC	6.500	12/1/2016	348
28,919	FGLMC	6.000	3/1/2011	30
3,625,189	FGLMC	4.500	10/1/2018	3,775
6,012,774	FGLMC	4.500	1/1/2019	6,246
5,241,740	FGLMC	4.500	11/1/2018	5,459
4,542,035	FGLMC	4.500	11/1/2018	4,730
4,176,100	FGLMC	4.500	3/1/2023	4,302
11,504,709	FGLMC	5.000	1/1/2034	11,845
17,228,211	FGLMC	7.000	12/1/2033	19,026
9,666,054	FGLMC	5.500	12/1/2033	10,178
3,494,812	FGLMC	5.000	5/1/2034	3,595
1,028,356	FGLMC	6.000	5/1/2035	1,095
1,481,640	FGLMC	5.500	12/1/2034	1,559
2,391,874	FGLMC	6.000	9/1/2034	2,553
1,911,219	FGLMC	4.500	9/1/2024	1,966
4,925,140	FGLMC	4.000	7/1/2024	4,963
23,141	FGLMC	7.000	5/1/2023	26
104,531	FGLMC	8.000	1/1/2031	120
4,089,196	FGLMC	5.500	9/1/2033	4,303
4,639,381	FGLMC	5.500	9/1/2033	4,882
3,349,153	FGLMC	4.500	7/1/2033	3,367
16,000,000	FGLMC	6.000	1/15/2040	16,965
5,000,000	FGLMC	6.500	1/15/2040	5,352
11,802,852	FGLMC	4.500	6/1/2039	11,786
1,796,449	FGLMC	5.000	4/1/2023	1,880
23,409,246	FGLMC	5.500	4/1/2036	24,611
	Government National Mortgage Association (GNMA)
10,000,000	GNMA	4.500	1/15/2040	10,006
1,984,748	GNMA	4.000	8/15/2039	1,921
13,000,000	GNMA	5.000	1/15/2040	13,368
4,951,092	GNMA	6.230	9/15/2043	5,011
22,000,000	GNMA	5.500	1/15/2040	23,045
4,319,888	GNMA	5.500	2/15/2037	4,533
1,113,883	GNMA	5.500	7/15/2033	1,175
3,897,787	GNMA	5.000	4/15/2038	4,016
984,114	GNMA	4.500	5/15/2039	987
4,932,262	GNMA	4.500	3/15/2039	4,944
4,989,024	GNMA	4.500	7/20/2039	4,992
1,919,028	GNMA	5.000	7/20/2039	1,976
4,936,922	GNMA	6.000	2/20/2037	5,238
3,495,631	GNMA	6.500	11/20/2038	3,728
892,606	GNMA	6.000	10/20/2036	947
274,437	GNMA	6.500	5/20/2031	297
946,292	GNMA	6.000	1/20/2037	1,004
2,169,157	GNMA	6.000	8/20/2038	2,300
2,474,696	GNMA	6.000	8/15/2038	2,617
8,051,829	GNMA	4.390	8/16/2030	8,222
93,159	GNMA	9.000	12/15/2017	103
3,080,019	GNMA	5.220	4/15/2015	3,119
67,251	GNMA	8.000	6/15/2022	77
12,635	GNMA	6.500	8/15/2023	13
43,869	GNMA	6.500	8/15/2023	46

	TOTAL MORTGAGE BACKED			1,178,017

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

MUNICIPAL BONDS - 1.44%
$1,860,000		Allegheny County Redevelopment Authority	5.000%	9/1/2011	NR	$1,927
1,110,000		Atlanta Urban Residential Finance Authority	5.070	12/1/2011	A1	1,114
4,500,000	g	Basin Electric Power Coop	6.130	6/1/2041	Aa3	3,973
265,000		Bellevue Community Schools	4.630	5/1/2010	Aa3	265
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	8/1/2015	Aaa	2,453
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/1/2038	Aaa	4,995
1,250,000		City & County of Honolulu HI	6.110	7/1/2029	Aa3	1,219
4,000,000		City of Dallas TX	5.080	2/15/2022	Aa1	3,889
1,500,000		City of Dallas TX	5.200	2/15/2035	Aa1	1,347
950,000		City of Eugene OR	6.320	8/1/2022	Aa3	971
5,000,000		City of New York NY	4.500	6/1/2015	Aa3	5,117
1,055,000	j	City of Oakland CA	0.000	12/15/2011	A1	976
5,000,000		Commonwealth of Massachusetts	5.460	12/1/2039	Aa2	4,778
585,000		County of Harnett NC	5.150	5/1/2012	Aa3	586
2,605,000		County of Mercer NJ	5.380	2/1/2017	Aa2	2,619
4,000,000		Dallas County Hospital District	5.620	8/15/2044	Aaa	3,906
		Douglas County Public Utility District No 1 Wells
1,680,000		Hydroelectric	5.110	9/1/2018	Aa2	1,645
1,400,000		Elkhart Redevelopment District	5.500	6/15/2018	Baa1	1,493
8,395,000		Fiscal Year 2005 Securitization Corp	4.760	8/15/2019	Aaa	8,479
2,000,000		Guadalupe Valley Electric Coop, Inc	5.670	10/1/2032	NR	1,620
1,000,000		Kansas Development Finance Authority	4.590	5/1/2014	Aa2	1,025
1,350,000		Kansas Development Finance Authority	4.720	5/1/2015	Aa2	1,370
2,750,000	g	LL & P Wind Energy, Inc	5.220	12/1/2012	A3	2,782
3,000,000		Metropolitan Washington Airports Authority	5.690	10/1/2030	Aa3	2,784
5,000,000		Metropolitan Water District of Southern California	6.250	7/1/2039	Aa2	4,826
5,000,000		Mississippi Development Bank Special Obligation	5.320	7/1/2014	Baa1	5,113
1,110,000		New York City Housing Development Corp	4.660	11/1/2010	Aa2	1,112
2,160,000		New York State Environmental Facilities Corp	4.900	12/15/2011	NR	2,238
3,000,000		New York State Urban Development Corp	6.500	12/15/2018	NR	3,279
2,500,000		Newport News Economic Development Authority	5.640	1/15/2029	Aa2	2,341
2,500,000		Oklahoma Capital Improvement Authority	5.180	7/1/2014	Aa3	2,625
2,050,000		State of Hawaii	4.670	5/1/2014	Aa2	2,145
5,570,000		State of Illinois	4.350	6/1/2018	A2	5,353
5,750,000		State of Michigan	4.600	11/1/2011	Aa3	6,010
3,050,000		State of Oregon	5.030	8/1/2014	Aa2	3,245
3,265,000		State of Texas	4.900	8/1/2020	Aa1	3,113
5,000,000		State of Texas	6.070	10/1/2029	Aa1	5,046
5,210,000		State of Washington	5.050	1/1/2018	Aa2	5,174
1,033,000		State of Wisconsin	5.700	5/1/2026	Aa3	981
4,250,000		Tennessee State School Bond Authority	7.750	5/1/2015	Aa2	4,334
5,000,000		TUOLUMNE WIND	6.920	1/1/2034	A1	4,930
2,025,000		University Central Fl University Revenues	5.130	10/1/2020	WR	1,786

		TOTAL MUNICIPAL BONDS				124,984

U.S. TREASURY SECURITIES - 5.40%
65,800,000		United States Treasury Bond	8.000	11/15/2021		89,602
20,000,000		United States Treasury Bond	5.250	2/15/2029		21,669
13,176,000		United States Treasury Bond	5.380	2/15/2031		14,559
5,650,000		United States Treasury Bond	4.380	2/15/2038		5,424
4,200,000		United States Treasury Note	0.880	1/31/2011		4,213

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$1,300,000		United States Treasury Note	0.880%	4/30/2011		$1,302
10,000		United States Treasury Note	0.880	5/31/2011		10
15,945,000		United States Treasury Note	1.000	7/31/2011		15,969
5,130,000		United States Treasury Note	1.000	8/31/2011		5,133
11,875,000		United States Treasury Note	1.000	9/30/2011		11,872
1,400,000		United States Treasury Note	0.750	11/30/2011		1,391
7,880,000		United States Treasury Note	1.380	9/15/2012		7,843
36,625,000		United States Treasury Note	1.380	11/15/2012		36,362
2,670,000		United States Treasury Note	3.130	9/30/2013		2,775
31,500,000		United States Treasury Note	1.750	3/31/2014		30,752
21,601,000		United States Treasury Note	1.880	4/30/2014		21,157
34,030,000		United States Treasury Note	2.250	5/31/2014		33,799
18,680,000		United States Treasury Note	2.630	6/30/2014		18,816
33,395,000		United States Treasury Note	2.380	8/31/2014		33,150
12,240,000		United States Treasury Note	2.380	10/31/2014		12,107
22,585,000		United States Treasury Note	2.130	11/30/2014		22,050
5,000,000		United States Treasury Note	2.630	4/30/2016		4,845
12,700,000		United States Treasury Note	3.250	7/31/2016		12,723
42,641,000		United States Treasury Note	3.380	11/15/2019		41,016
5,000,000		United States Treasury Note	6.380	8/15/2027		6,106
13,900,000		United States Treasury Note	4.500	8/15/2039		13,583

		TOTAL U.S. TREASURY SECURITIES				468,228

		TOTAL GOVERNMENT BONDS				2,076,022

		(Cost $2,045,536)

STRUCTURED ASSETS - 2.20%

ASSET BACKED - 1.08%
1,500,000		AmeriCredit Prime Automobile Receivable	4.990	7/17/2017	A1	1,485
		Series - 2009 1 (Class C)
3,501,139	i	Chase Funding Loan Acquisition Trust	0.800	6/25/2034	Aa1	2,603
		Series - 2004 OPT1 (Class M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	2/25/2035	Baa2	232
		Series - 2004 2 (Class 1B)
3,000,000		CNH Equipment Trust	4.980	4/15/2016	A1	2,982
		Series - 2009 C (Class B)
651,213	i	Countrywide Home Equity Loan Trust	0.450	2/15/2029	B3	224
		Series - 2004 B (Class 1A)
3,012,791	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/2036	Aaa	2,869
		Series - 2007 MX1 (Class A1)
12,000,000	g	Flagstar Home Equity Loan Trust	5.780	1/25/2035	B3	8,012
		Series - 2007 1A (Class AF3)
2,647,097		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/2029	Baa2	2,498
		Series - 2006 HLTV (Class A3)
2,282,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/2029	Baa3	1,420
		Series - 2006 HLTV (Class A4)
370,000	g	Hertz Vehicle Financing LLC	5.290	3/25/2016	Aaa	369
		Series - 2009 2A (Class A2)
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	3/20/2036	Aaa	3,697
		Series - 2007 1 (Class A3F)
1,563,925		HFC Home Equity Loan Asset Backed Certificates	5.910	3/20/2036	Aaa	1,577
		Series - 2007 1 (Class A1F)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$19,000,000		Household Automotive Trust	5.340%	9/17/2013	Aaa	$19,672
		Series - 2006 3 (Class A4)
1,760,246		MP Environmental Funding LLC	4.980	7/15/2014	Aaa	1,810
		Series - 2007 A1 (Class)
3,250,000		Renaissance Home Equity Loan Trust	5.590	11/25/2036	Caa2	1,621
		Series - 2006 3 (Class AF3)
2,201,086		Residential Asset Mortgage Products, Inc	4.970	9/25/2033	Aaa	1,817
		Series - 2003 RZ5 (Class A7)
5,003,000		Residential Funding Mortgage Securities II, Inc	5.520	4/25/2021	Aa1	4,799
		Series - 2006 HI5 (Class A2)
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	8/25/2025	Aa3	6,530
		Series - 2006 HI5 (Class A3)
2,434,265		Residential Funding Mortgage Securities II, Inc	5.750	2/25/2036	Aa1	2,368
		Series - 2006 HI2 (Class A2)
5,700,000		Residential Funding Mortgage Securities II, Inc	5.960	2/25/2036	Aa3	3,849
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	2/25/2036	Aa1	951
		Series - 2006 HI1 (Class M1)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	2/25/2036	A2	54
		Series - 2006 HI1 (Class M2)
18,000,000		Residential Funding Mortgage Securities II, Inc	5.440	9/25/2036	Aa3	13,204
		Series - 2006 HI4 (Class A3)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.450	9/25/2036	Aa1	6,739
		Series - 2006 HI4 (Class A2)
1,047,106	g	Sierra Receivables Funding Co	5.840	5/20/2018	Baa3	1,031
		Series - 2006 1A (Class A1)
1,923,875	g,i	Wachovia Loan Trust	0.590	5/25/2035	Aaa	1,205
		Series - 2005 SD1 (Class A)

		TOTAL ASSET BACKED				93,618

OTHER MORTGAGE BACKED - 1.12%
1,920,000	i	Banc of America Commercial Mortgage, Inc	5.080	11/10/2042	Aaa	1,905
		Series - 2005 1 (Class A5)
1,875,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/2045	Aaa	1,681
		Series - 2006 6 (Class A4)
1,479,807		Bank of America Alternative Loan Trust	5.500	9/25/2019	Aaa	1,461
		Series - 2004 8 (Class 3A1)
505,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/2038	Aaa	485
		Series - 2006 PW14 (Class A4)
1,100,000	i	Bear Stearns Commercial Mortgage Securities	5.460	3/11/2039	Aaa	1,075
		Series - 2006 PW11 (Class A4)
1,430,000		Bear Stearns Commercial Mortgage Securities	4.670	6/11/2041	Aaa	1,368
		Series - 2005 PWR8 (Class A4)
1,400,000	i	Bear Stearns Commercial Mortgage Securities	5.470	6/11/2041	Aaa	1,415
		Series - 2004 PWR4 (Class A3)
2,655,000	i	Bear Stearns Commercial Mortgage Securities	4.750	2/13/2046	Aaa	2,575
		Series - 2004 T16 (Class A6)
3,530,000	i	Commercial Mortgage Pass Through Certificates	5.820	12/10/2049	Aaa	3,201
		Series - 2007 C9 (Class A4)
3,895,468		Countrywide Alternative Loan Trust	5.500	8/25/2016	Baa1	3,271
		Series - 2004 30CB (Class 1A15)
4,872,809		Countrywide Home Loan Mortgage Pass Through Trust	4.750	9/25/2018	NR	4,671
		Series - 2003 35 (Class 1A1)
2,117,785		Countrywide Home Loan Mortgage Pass Through Trust	5.250	9/25/2035	NR	2,008
		Series - 2005 17 (Class 1A10)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$5,341,694	g,i	Credit Suisse Mortgage Capital Certificates	0.410%	4/15/2022	Aaa	$4,580
		Series - 2007 TF2A (Class A1)
2,600,000		Credit Suisse Mortgage Capital Certificates	5.380	2/15/2040	Aaa	2,099
		Series - 2007 C1 (Class A3)
2,304,677	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	0.420	5/15/2023	Aaa	2,027
		Series - 2006 HC1A (Class A1)
1,345,000		CS First Boston Mortgage Securities Corp	3.940	5/15/2038	Aaa	1,324
		Series - 2003 C3 (Class A5)
3,367,000	i	CS First Boston Mortgage Securities Corp	5.100	8/15/2038	Aaa	3,244
		Series - 2005 C5 (Class A4)
444,239	g	Developers Diversified Realty Corp	3.810	10/14/2022	Aaa	438
		Series - 2009 DDR1 (Class A)
710,000		GMAC Commercial Mortgage Securities, Inc	5.020	4/10/2040	Aaa	722
		Series - 2003 C3 (Class A4)
2,744,104	i	GMAC MORTGAGE CORP LOAN TRUST	4.600	10/19/2033	Aaa	2,647
		Series - 2003 AR1 (Class A5)
5,895,000		Greenwich Capital Commercial Funding Corp	5.440	3/10/2039	Aaa	5,208
		Series - 2007 GG9 (Class A4)
3,250,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/2049	Aaa	2,885
		Series - 2007 GG11 (Class A4)
1,875,000	i	GS Mortgage Securities Corp II	5.550	4/10/2038	NR	1,710
		Series - 2006 GG6 (Class A4)
3,525,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.410	2/15/2020	Aaa	2,921
		Series - 2006 FL1A (Class A2)
1,500,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/5/2027	Aaa	1,486
		Series - 2009 IWST (Class A2)
9,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.260	7/12/2037	Aaa	9,230
		Series - 2003 CB6 (Class A2)
1,240,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.860	4/15/2045	Aaa	1,271
		Series - 2006 LDP7 (Class A2)
2,615,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.750	2/12/2049	Aaa	1,895
		Series - 2007 CB19 (Class AM)
2,330,000		LB-UBS Commercial Mortgage Trust	4.740	2/15/2030	Aaa	2,284
		Series - 2005 C1 (Class A4)
900,000	i	LB-UBS Commercial Mortgage Trust	5.150	4/15/2030	Aaa	881
		Series - 2005 C2 (Class A5)
1,015,000		LB-UBS Commercial Mortgage Trust	4.390	3/15/2032	Aaa	1,020
		Series - 2003 C1 (Class A4)
5,800,000	i	Merrill Lynch Mortgage Trust	5.230	11/12/2037	Aaa	5,741
		Series - 2005 CKI1 (Class A6)
1,645,209	i	Merrill Lynch Mortgage Trust	5.110	7/12/2038	Aaa	1,323
		Series - 2005 CIP1 (Class AM)
1,300,000	i	Merrill Lynch Mortgage Trust	5.660	5/12/2039	Aaa	1,270
		Series - 2006 C1 (Class A4)
1,485,000	g,i	Merrill Lynch Mortgage Trust	6.270	2/12/2051	A3	453
		Series - 2008 C1 (Class C)
2,515,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	8/12/2049	Aaa	1,837
		Series - 2007 8 (Class AM)
2,225,000	i	Morgan Stanley Capital I	5.270	6/13/2041	Aaa	2,229
		Series - 2004 T15 (Class A4)
425,000		Morgan Stanley Capital I	5.330	11/12/2041	Aaa	399
		Series - 0 HQ10 (Class A4)
2,650,000		Morgan Stanley Capital I	5.170	1/14/2042	Aaa	2,612
		Series - 2005 HQ5 (Class A4)
1,211,000	i	Morgan Stanley Capital I	5.730	7/12/2044	Aaa	1,186
		Series - 2006 HQ9 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$1,329,768	g	Wachovia Amortization Controlled Heloc NIM	5.680%	8/12/2047	A3	$1,031
		Series - 2006 N1 (Class N1)
3,710,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.350	9/15/2021	A1	2,518
		Series - 2006 WL7A (Class A2)
4,700,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/2043	A2	2,779
		Series - 2007 C30 (Class AM)
1,250,000		Wachovia Bank Commercial Mortgage Trust	5.420	4/15/2047	Aaa	1,265
		Series - 2007 C31 (Class A2)

		TOTAL OTHER MORTGAGE BACKED				97,631

		TOTAL STRUCTURED ASSETS				191,249

		(Cost $214,116)

		TOTAL BONDS				3,289,250

		(Cost $3,256,151)

SHARES		COMPANY

COMMON STOCKS - 60.25%

AGRICULTURAL SERVICES - 0.01%
44,070	*,e	VCA Antech, Inc				1,098

		TOTAL AGRICULTURAL SERVICES				1,098

AMUSEMENT AND RECREATION SERVICES - 0.47%
7,420	*,e	Electronic Arts, Inc				132
1,255,438		Walt Disney Co				40,488

		TOTAL AMUSEMENT AND RECREATION SERVICES				40,620

APPAREL AND ACCESSORY STORES - 0.46%
61,300	e	American Eagle Outfitters, Inc				1,041
12,300	*,e	AnnTaylor Stores Corp				168
1,200	e	Buckle, Inc				35
16,100		Burberry Group plc				155
2,700	*	Cache, Inc				12
3,931	*	Casual Male Retail Group, Inc				9
10,800		Cato Corp (Class A)				217
26,700	*,e	Chico’s FAS, Inc				375
3,400	e	Christopher & Banks Corp				26
3,973	*,e	Dress Barn, Inc				92
12,500		Fast Retailing Co Ltd				2,349
2,586		Finish Line, Inc (Class A)				32
39,492	e	Foot Locker, Inc				440
454,846	e	Gap, Inc				9,530
78,820		Hennes & Mauritz AB (B Shares)				4,370
56,720		Inditex S.A.				3,542
166,037	*	Kohl’s Corp				8,954
243,990	e	Limited Brands, Inc				4,694
85,636	e	Nordstrom, Inc				3,218
1,800	*	Shoe Carnival, Inc				37

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

14,007		Stage Stores, Inc	$173

		TOTAL APPAREL AND ACCESSORY STORES	39,469

APPAREL AND OTHER TEXTILE PRODUCTS - 0.36%
1,000	e	Columbia Sportswear Co	39
1,550	*,e	Gymboree Corp	67
45,954	*,e	Liz Claiborne, Inc	259
388,984	e	Nike, Inc (Class B)	25,700
30,600		Phillips-Van Heusen Corp	1,245
11,858	e	Polo Ralph Lauren Corp (Class A)	960
35,538	e	VF Corp	2,603

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	30,873

AUTO REPAIR, SERVICES AND PARKING - 0.02%
9,710	*,e	Dollar Thrifty Automotive Group, Inc	249
57,395	*,e	Hertz Global Holdings, Inc	684
5,955		Ryder System, Inc	245
20,400	*,e	Wright Express Corp	650

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,828

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
2,050	e	Advance Auto Parts	83
27,204	*	Autozone, Inc	4,301
39,036	*,e	Carmax, Inc	947
11,532	*	Copart, Inc	422
3,999,860	*	Inchcape plc	1,907
800	*,e	O’Reilly Automotive, Inc	30
3,300	*,e	Rush Enterprises, Inc (Class A)	39

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	7,729

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.60%
8,900	*,e	Builders FirstSource, Inc	34
16,210	e	Fastenal Co	675
1,141,348	e	Home Depot, Inc	33,019
263,200		Kingfisher plc	969
756,601		Lowe’s Cos, Inc	17,697

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	52,394

BUSINESS SERVICES - 3.93%
198,900	*	3Com Corp	1,492
39,141	*,e	3D Systems Corp	442
600	*,e	Acacia Research (Acacia Technologies)	5
41,858		Adecco S.A.	2,309
4,500		Administaff, Inc	106

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

271,394	*,e	Adobe Systems, Inc	$9,982
700	*,e	Affiliated Computer Services, Inc (Class A)	42
16,000	e	Aircastle Ltd	158
58,381	*	Akamai Technologies, Inc	1,479
36,641	*,e	Alliance Data Systems Corp	2,367
1,100	*	Ansys, Inc	48
225,855	*	Art Technology Group, Inc	1,019
97,818	*,e	Autodesk, Inc	2,486
603,003	e	Automatic Data Processing, Inc	25,822
9,500	*,e	Blackboard, Inc	431
22,202	*,e	Blue Coat Systems, Inc	634
83,200	*,e	BPZ Energy, Inc	790
1,300		Brady Corp (Class A)	39
2,370	e	Brink’s Co	58
29,200	*,e	Ciber, Inc	101
70,418	*,e	Cogent, Inc	732
4,800	e	Cognex Corp	85
89,838	*	Compuware Corp	650
60,267	*	COMSYS IT Partners, Inc	536
800	*,e	CoStar Group, Inc	33
12,200	*	CSG Systems International, Inc	233
82,383		Dassault Systemes S.A.	4,691
12,600		Deluxe Corp	186
43,241	*	DivX, Inc	244
66,656	*	DST Systems, Inc	2,903
97,800	e	Earthlink, Inc	813
582,336	*,e	eBay, Inc	13,709
9,220	*,e	Ebix, Inc	450
2,100	*	EPIQ Systems, Inc	29
118,983	*,e	Expedia, Inc	3,059
238,317		Experian Group Ltd	2,354
24,000	e	Fair Isaac Corp	511
54,216	*,e	FalconStor Software, Inc	220
54,825	e	Fidelity National Information Services, Inc	1,285
700	*,e	Fiserv, Inc	34
592,000		Fujitsu Ltd	3,841
43	*,e	Gartner, Inc	1
114,206	*,e	Google, Inc (Class A)	70,806
62,958		Hays plc	105
2,000	e	Heidrick & Struggles International, Inc	62
2,800	*,e	Hudson Highland Group, Inc	13
2,600		iGate Corp	26
700	*,e	IHS, Inc (Class A)	38
127,401	e	IMS Health, Inc	2,683
65,577	*,e	Informatica Corp	1,696
208,450	e	Innovative Solutions & Support, Inc	957

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

12,000		Interactive Data Corp	$304
42,117	*	Internap Network Services Corp	198
3,500	*,e	inVentiv Health, Inc	57
55,934		Ipass, Inc	58
55,772	*,e	Iron Mountain, Inc	1,269
50,890		Jack Henry & Associates, Inc	1,177
42,100		JSR Corp	857
3,011	*	Kforce, Inc	38
3,300	*	Korn/Ferry International	54
39,506	*,e	Lamar Advertising Co (Class A)	1,228
91,500	*	Lawson Software, Inc	608
69,660	*	Lionbridge Technologies	160
24,926	*	Liquidity Services, Inc	251
20,316	e	Manpower, Inc	1,109
40,415		Marchex, Inc (Class B)	205
49,167	*,e	Mentor Graphics Corp	434
3,378,605		Microsoft Corp	103,015
600	*	MicroStrategy, Inc (Class A)	56
40,747	*	ModusLink Global Solutions, Inc	383
446,916	*,e	MoneyGram International, Inc	1,287
70,842	*,e	Monster Worldwide, Inc	1,233
5,200	*	MPS Group, Inc	71
81,219	*,e	Network Equipment Technologies, Inc	329
165,999	e	NIC, Inc	1,517
286,573	*	Novell, Inc	1,189
316,014		Omnicom Group, Inc	12,372
3,300	*	Online Resources Corp	17
5,480	e	PC-Tel, Inc	32
16,200	e	Pegasystems, Inc	551
1,500	*	Progress Software Corp	44
112,997	*	Radisys Corp	1,079
75,439	*	RealNetworks, Inc	280
83,058	*	Red Hat, Inc	2,566
93,456	e	Robert Half International, Inc	2,498
54,977	*,e	S1 Corp	358
25,965	*	Salesforce.com, Inc	1,915
92,740	*,e	Sapient Corp	767
53,100		Secom Co Ltd	2,522
51,141	*,e	Smith Micro Software, Inc	467
28,120	*	SonicWALL, Inc	214
438,601	*	Sun Microsystems, Inc	4,110
12,000	*,e	Sybase, Inc	521
484,820	*,e	Symantec Corp	8,673
1,700	*	Synopsys, Inc	38
1,700		Syntel, Inc	65
133,500	*,e	TIBCO Software, Inc	1,286

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

61,369	*,e	TNS, Inc	$1,577
180,782	e	Total System Services, Inc	3,122
29,020	*,e	TradeStation Group, Inc	229
15,133	*,e	Ultimate Software Group, Inc	444
31,867		United Online, Inc	229
32,414	*,e	Vasco Data Security International	203
2,100		Viad Corp	43
1,500	*,e	Vocus, Inc	27
2,100	*	Volt Information Sciences, Inc	21
683,960		WPP plc	6,689
495,540	*,e	Yahoo!, Inc	8,315

		TOTAL BUSINESS SERVICES	341,156

CHEMICALS AND ALLIED PRODUCTS - 7.37%
278,110		Abbott Laboratories	15,015
1,400	*	Acadia Pharmaceuticals, Inc	2
20,600		Agrium, Inc (Toronto)	1,289
82,152		Air Liquide	9,770
280,951		Air Products & Chemicals, Inc	22,774
5,870	e	Alberto-Culver Co	172
17,280	*,e	Alexion Pharmaceuticals, Inc	844
91,661	*,e	Alexza Pharmaceuticals, Inc	220
13,974	*	Alkermes, Inc	131
1,400	*,e	Alnylam Pharmaceuticals, Inc	25
500	*,e	AMAG Pharmaceuticals, Inc	19
669,930	*,e	Amgen, Inc	37,899
1,400		Arch Chemicals, Inc	43
1,052	*,e	Arena Pharmaceuticals, Inc	4
4,001	*,e	Array Biopharma, Inc	11
57,000		Asahi Kasei Corp	286
167,180		Astellas Pharma, Inc	6,237
273,336		AstraZeneca plc	12,846
13,508	*,e	Auxilium Pharmaceuticals, Inc	405
148,573		Avery Dennison Corp	5,421
123,096	e	Avon Products, Inc	3,878
1,200		Balchem Corp	40
9,680		Beiersdorf AG.	638
41,592	*,e	Biodel, Inc	181
215,885	*,e	Biogen Idec, Inc	11,550
40,027	*	BioMarin Pharmaceuticals, Inc	753
55,710	*,e	BioMimetic Therapeutics, Inc	665
1,432,339		Bristol-Myers Squibb Co	36,167
21,700	*,e	Calgon Carbon Corp	302
25,710	*,e	Cambrex Corp	143
12,960	*,e	Caraco Pharmaceutical Laboratories Ltd	78
148,800		Chugai Pharmaceutical Co Ltd	2,781

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

7,045		Church & Dwight Co, Inc	$426
33,171	e	Clorox Co	2,023
386,074		Colgate-Palmolive Co	31,716
17,881	*	Cypress Bioscience, Inc	103
221,300		Daiichi Sankyo Co Ltd	4,641
55,674	*,e	Dendreon Corp	1,463
181,610	*,e	Discovery Laboratories, Inc	114
251,617	*,e	Durect Corp	621
37,350	*,e	Dynavax Technologies Corp	53
900		Eastman Chemical Co	54
277,152		Ecolab, Inc	12,355
105,100		Eisai Co Ltd	3,864
4,012		Estee Lauder Cos (Class A)	194
175,765	*	Genzyme Corp	8,614
22,156	*,e	Geron Corp	123
633,432	*,e	Gilead Sciences, Inc	27,415
452		Givaudan S.A.	362
75,227	e	H.B. Fuller Co	1,711
156,880		Henkel KGaA (Preference)	8,238
60,776	*,e	Human Genome Sciences, Inc	1,860
36,523	*,e	Idexx Laboratories, Inc	1,952
22,086		Innophos Holdings, Inc	508
1,000		International Flavors & Fragrances, Inc	41
36,503	*,e	Inverness Medical Innovations, Inc	1,515
23,778	*,e	Invitrogen Corp	1,242
239,705	*,e	Javelin Pharmaceuticals, Inc	312
1,236,229		Johnson & Johnson	79,627
181,200		Kao Corp	4,247
13,000		Kuraray Co Ltd	153
38,274		Linde AG.	4,611
63,795		L’Oreal S.A.	7,125
48,213		Lubrizol Corp	3,517
5,120	*,e	MAP Pharmaceuticals, Inc	49
1,500	e	Martek Biosciences Corp	28
1,558,032		Merck & Co, Inc	56,931
21,256	e	Minerals Technologies, Inc	1,158
234,000		Mitsubishi Chemical Holdings Corp	996
3,230	*,e	Molecular Insight Pharmaceuticals, Inc	7
47,300		Nalco Holding Co	1,207
71,281	*,e	Neurocrine Biosciences, Inc	194
350,003		Novartis AG.	19,113
122,745		Novo Nordisk AS (Class B)	7,836
6,330		Novozymes AS (B Shares)	659
42,720	*	Omnova Solutions, Inc	262
1,100	*,e	Onyx Pharmaceuticals, Inc	32
1,500	*,e	OraSure Technologies, Inc	8

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

28,980	*,e	Orexigen Therapeutics, Inc	$216
1,200	*,e	OSI Pharmaceuticals, Inc	37
61	e	PDL BioPharma, Inc	0	^
66,449	e	Perrigo Co	2,647
2,400	e	PetMed Express, Inc	42
21,168	*,e	Pharmasset, Inc	438
21,744	*	PharMerica Corp	345
11,630	*,e	Poniard Pharmaceuticals, Inc	21
15,800		Potash Corp of Saskatchewan	1,728
73,809	*,e	Pozen, Inc	442
328,774		Praxair, Inc	26,404
1,275,939		Procter & Gamble Co	77,361
27,366	*,e	Progenics Pharmaceuticals, Inc	122
152,666		Reckitt Benckiser Group plc	8,264
111,435		Roche Holding AG.	19,057
49,114		RPM International, Inc	998
58,884	*,e	Salix Pharmaceuticals Ltd	1,496
9,610	*,e	Santarus, Inc	44
34,028	e	Sensient Technologies Corp	895
92,200		Shin-Etsu Chemical Co Ltd	5,205
150,000		Shionogi & Co Ltd	3,252
190,000		Shiseido Co Ltd	3,652
24,140	*,e	SIGA Technologies, Inc	140
166,718	e	Sigma-Aldrich Corp	8,424
10,200		Solvay S.A.	1,098
295,000		Sumitomo Chemical Co Ltd	1,294
58,476	*,e	SuperGen, Inc	153
11,290	*,e	Synta Pharmaceuticals Corp	57
268,000		Toray Industries, Inc	1,458
213,000		UBE Industries Ltd	583
800	*	United Therapeutics Corp	42
18,375	*,e	USANA Health Sciences, Inc	586
41,400		Valspar Corp	1,124
21,431	*	Vertex Pharmaceuticals, Inc	918
193,980	*,e	XOMA Ltd	136
20,900		Yara International ASA	947

		TOTAL CHEMICALS AND ALLIED PRODUCTS	639,495

COMMUNICATIONS - 2.75%
1,400		Adtran, Inc	32
148,096	e	Alaska Communications Systems Group, Inc	1,182
2,460	*,e	Anixter International, Inc	116
106,900		BCE, Inc	2,964
54,682		Belgacom S.A.	1,985
181,836		CenturyTel, Inc	6,584
1,021,216	*,e	DIRECTV	34,057

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

33,529	*,e	Entercom Communications Corp (Class A)	$237
345,020	*	Entravision Communications Corp (Class A)	1,173
7,087	*,e	Equinix, Inc	752
76,841	*,e	FiberTower Corp	321
22,077	e	Fisher Communications, Inc	359
839,210	e	Frontier Communications Corp	6,554
900	e	Global Payments, Inc	48
381,268	e	Gray Television, Inc	576
373,196	*	ICO Global Communications Holdings Ltd (Class A)	403
2,600	e	Iowa Telecommunications Services, Inc	44
1,334,817		ITV plc	1,125
894		KDDI Corp	4,735
100,214	*,e	Leap Wireless International, Inc	1,759
236,925	*,e	Liberty Global, Inc (Class A)	5,191
261,463	*	Liberty Media Corp - Capital (Series A)	6,244
52,627	*	Liberty Media Corp-Starz	2,429
403,506	*	Liberty Media Holding Corp (Interactive A)	4,374
250,634	*	Lin TV Corp (Class A)	1,118
3,400	*,e	Lodgenet Entertainment Corp	19
81,220	*,e	Mediacom Communications Corp (Class A)	363
131,422	*,e	MetroPCS Communications, Inc	1,003
14,350	*	NeuStar, Inc (Class A)	331
91,232	*,e	NII Holdings, Inc (Class B)	3,064
8,800	e	NTELOS Holdings Corp	157
4,326		NTT DoCoMo, Inc	6,037
219,990		Portugal Telecom SGPS S.A.	2,684
1,046,070		Qwest Communications International, Inc	4,404
54,500		Rogers Communications, Inc (Class B)	1,703
39,600	*	Shaw Communications, Inc (B Shares)	821
2,121,896	*	Sprint Nextel Corp	7,766
82,185	*,e	SureWest Communications	819
22,821		Swisscom AG.	8,716
17,333	*	Switch & Data Facilities Co, Inc	350
49,774	*	Syniverse Holdings, Inc	870
1,136,039		Telecom Corp of New Zealand Ltd	2,041
2,403,268		Telecom Italia RSP	2,669
2,598,797		Telecom Italia S.p.A.	4,054
18,000		Telekom Austria AG.	257
141,263		TeliaSonera AB	1,021
11,900		TELUS Corp, non-voting shares	373
49,300	*,e	Terremark Worldwide, Inc	337
329,919	e	Time Warner Cable, Inc	13,655
78,654	*,e	TiVo, Inc	801
1,467,474		Verizon Communications, Inc	48,616
565,681	*	Viacom, Inc (Class B)	16,818
7,813,140		Vodafone Group plc	18,092

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

563,968	e	Windstream Corp	$6,198

		TOTAL COMMUNICATIONS	238,401

DEPOSITORY INSTITUTIONS - 4.27%
7,264	e	Associated Banc-Corp	80
410,816		Australia & New Zealand Banking Group Ltd	8,372
720,577		Banco Bilbao Vizcaya Argentaria S.A.	13,133
209,409		Banco Comercial Portugues S.A.	252
349,583		Banco Espirito Santo S.A.	2,277
533,485		Banco Santander Central Hispano S.A.	8,816
9,736	e	Bank of Hawaii Corp	458
70,500		Bank of Montreal	3,765
749,333		Bank of New York Mellon Corp	20,958
194,500		Bank of NOVA Scotia	9,154
188,873	e	BankAtlantic Bancorp Inc (Class A)	246
16,660	e	Banner Corp	45
453,344	e	BB&T Corp	11,501
700	e	BOK Financial Corp	33
40,100		Canadian Imperial Bank of Commerce/Canada	2,613
36,920	*,e	Central Pacific Financial Corp	48
29,001	e	City National Corp	1,322
110,404	e	Comerica, Inc	3,265
1,049		Commerce Bancshares, Inc	41
294,679		Commonwealth Bank of Australia	14,387
2,000	e	Community Bank System, Inc	39
700		Cullen/Frost Bankers, Inc	35
143,286		Dexia	902
47,788		DNB NOR Holding ASA	516
300	*,e	Euronet Worldwide, Inc	7
627,030	e	Fifth Third Bancorp	6,114
140,037	*,e,h	First Horizon National Corp	1,876
6,872	e	First Midwest Bancorp, Inc	75
2,900	e	First Niagara Financial Group, Inc	40
379,557	*,e	Flagstar Bancorp, Inc	228
22,979	e	Fulton Financial Corp	200
1,000	e	Hancock Holding Co	44
171,600		Hang Seng Bank Ltd	2,525
2,236,618		HSBC Holdings plc	25,515
165,755	e	Hudson City Bancorp, Inc	2,276
660,469	*	ING Groep NV	6,361
1,147	e	International Bancshares Corp	22
237,000		Joyo Bank Ltd	952
331,763	e	Keycorp	1,841
6,898,369		Lloyds TSB Group plc	5,550
101,285	e	M&T Bank Corp	6,775
165,693		Marshall & Ilsley Corp	903

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,843,100		Mizuho Financial Group, Inc	$3,314
305,319		National Australia Bank Ltd	7,451
1,500	e	NBT Bancorp, Inc	31
69,500	e	New York Community Bancorp, Inc	1,008
20,699	e	NewAlliance Bancshares, Inc	249
143,070	e	Northern Trust Corp	7,497
19,938	e	Old National Bancorp	248
600	e	Park National Corp	35
20,520	e	People’s United Financial, Inc	343
2,500	*,e	Pinnacle Financial Partners, Inc	36
314,235	e	PNC Financial Services Group, Inc	16,588
80,514		Popular, Inc	182
1,100	e	Prosperity Bancshares, Inc	45
46,919	e	Provident Financial Services, Inc	500
542,276	e	Regions Financial Corp	2,869
160,700		Resona Holdings, Inc	1,633
244,110		Royal Bank of Canada (Toronto)	13,164
2,952,713	*	Royal Bank of Scotland Group plc	1,371
1,000	e	S&T Bancorp, Inc	17
622,000	*	Shinsei Bank Ltd	678
410,200		Shizuoka Bank Ltd	3,571
1,200	*	Signature Bank	38
97,082	e	South Financial Group, Inc	63
333,495		State Street Corp	14,520
408,900		Sumitomo Trust & Banking Co Ltd	2,008
34,129		Suncorp-Metway Ltd	264
294,601	e	SunTrust Banks, Inc	5,977
22,325	*,e	SVB Financial Group	931
236,810		Svenska Handelsbanken (A Shares)	6,747
42,104	e	Synovus Financial Corp	86
2,400	e	TCF Financial Corp	33
3,000	e	TFS Financial Corp	36
122,211		Toronto-Dominion Bank	7,708
1,700	e	Trustmark Corp	38
2,122,460	*	UniCredito Italiano S.p.A	7,097
1,156,241	e	US Bancorp	26,026
6,478	e	Washington Federal, Inc	125
2,724	e	Webster Financial Corp	32
2,260,228		Wells Fargo & Co	61,003
591,023		Westpac Banking Corp	13,350
1,700	e	Whitney Holding Corp	15
6	e	Zions Bancorporation	0	^

		TOTAL DEPOSITORY INSTITUTIONS	370,489

EATING AND DRINKING PLACES - 0.70%
35,220	*,e	AFC Enterprises	287

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

7,343		Bob Evans Farms, Inc	$213
435,783		Compass Group plc	3,119
75,641		Darden Restaurants, Inc	2,653
1,346	*,e	DineEquity, Inc	33
3,400	*,e	Domino’s Pizza, Inc	28
641,970		McDonald’s Corp	40,085
12,376	*,e	O’Charleys, Inc	81
1,300	*	Papa John’s International, Inc	30
24,228	*,e	Sonic Corp	244
505,351	*,e	Starbucks Corp	11,653
285	*,e	Steak N Shake Co	92
61,210	e	Yum! Brands, Inc	2,141

		TOTAL EATING AND DRINKING PLACES	60,659

EDUCATIONAL SERVICES - 0.02%
800	*,e	American Public Education, Inc	27
30,700		Benesse Corp	1,285
900	e	DeVry, Inc	51
2,527	*	ITT Educational Services, Inc	242
2,200	*	Universal Technical Institute, Inc	44

		TOTAL EDUCATIONAL SERVICES	1,649

ELECTRIC, GAS, AND SANITARY SERVICES - 3.84%
545,851	*,e	AES Corp	7,265
158,196	e	AGL Resources, Inc	5,769
136,329		Alliant Energy Corp	4,125
1,000	e	American States Water Co	35
123,564	e	Aqua America, Inc	2,164
148,489	e	Atmos Energy Corp	4,366
307,262		Avista Corp	6,634
2,700		California Water Service Group	99
130,506	*,e	Calpine Corp	1,436
174,347	e	Centerpoint Energy, Inc	2,530
22,932		Central Vermont Public Service Corp	477
1,457,225		Centrica plc	6,601
22,260		CH Energy Group, Inc	946
236,229	*,e	Clean Energy Fuels Corp	3,640
349,909	e	Cleco Corp	9,563
577,500		CLP Holdings Ltd	3,908
378,675		Consolidated Edison, Inc	17,203
81,563		Contact Energy Ltd	363
184,621	e	Crosstex Energy, Inc	1,117
167,364		Edison International	5,821
635,268		El Paso Corp	6,245
63,537		Enbridge, Inc	2,954
1,447,708		Enel S.p.A.	8,381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

46,094	e	Energen Corp	$2,157
328,295	e	FPL Group, Inc	17,341
156,216		Gas Natural SDG S.A.	3,367
349,024	e	Hawaiian Electric Industries, Inc	7,295
897,500		Hong Kong & China Gas Ltd	2,251
122,000		Hong Kong Electric Holdings Ltd	665
924,776		Iberdrola S.A.	8,862
300,477		Idacorp, Inc	9,600
749,969		International Power plc	3,737
7,100		ITC Holdings Corp	370
29,634	e	Laclede Group, Inc	1,001
1,800		MDU Resources Group, Inc	42
67,199		MGE Energy, Inc	2,402
257,847	e	National Fuel Gas Co	12,892
690,073		National Grid plc	7,532
24,800	e	New Jersey Resources Corp	928
92,283	e	Nicor, Inc	3,885
586,276	e	NiSource, Inc	9,017
155,448	e	Northeast Utilities	4,009
24,397		Northwest Natural Gas Co	1,099
164,752	*,e	NRG Energy, Inc	3,890
134,289		NSTAR	4,942
404,354		NV Energy, Inc	5,006
52,813		Oest Elektrizitatswirts AG. (Class A)	2,239
505,332	e	OGE Energy Corp	18,643
760,000		Osaka Gas Co Ltd	2,561
678,075		Pepco Holdings, Inc	11,426
109,950		PG&E Corp	4,909
154,190		Piedmont Natural Gas Co, Inc	4,125
1,700		Portland General Electric Co	35
280,606		PPL Corp	9,066
186,965		Public Power Corp	3,467
251,980		Public Service Enterprise Group, Inc	8,378
267,357		Questar Corp	11,114
147,035	e	Resource America, Inc (Class A)	594
345,465		Scottish & Southern Energy plc	6,466
153,980	e	Sempra Energy	8,620
30,331	e	SJW Corp	685
101,100		Snam Rete Gas S.p.A.	502
71,498	e	South Jersey Industries, Inc	2,730
22,319		Southwest Gas Corp	637
3,300	e	Southwest Water Co	19
600	*	Stericycle, Inc	33
68,500		Terna Rete Elettrica Nazionale S.p.A.	295
159,300		Tohoku Electric Power Co, Inc	3,157
706,790		Tokyo Gas Co Ltd	2,821

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

61,864		UGI Corp	$1,496
25,942		UIL Holdings Corp	728
78,456	e	WGL Holdings, Inc	2,631
571,140		Williams Cos, Inc	12,040
800	e	Wisconsin Energy Corp	40
1,800	e	Xcel Energy, Inc	38

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	333,427

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.12%
1,200	e	Acuity Brands, Inc	43
223,172	*	Adaptec, Inc	748
38,375	*	Advanced Energy Industries, Inc	579
257,011	*,e	Advanced Micro Devices, Inc	2,488
2,655	*,e	American Superconductor Corp	109
233,272		Ametek, Inc	8,920
22,178	*,e	Anadigics, Inc	94
12,820	*,e	Ascent Solar Technologies, Inc	68
41,500	*,e	Avnet, Inc	1,252
15,174		Baldor Electric Co	426
18,000	*	Benchmark Electronics, Inc	340
2,863,205	*	Cisco Systems, Inc	68,546
65,729	*,e	Conexant Systems, Inc	152
45,830	*,e	Cree, Inc	2,583
7,400		CTS Corp	71
11,000	*,e	Dolby Laboratories, Inc (Class A)	525
3,605	*,e	DTS, Inc	123
63,999		Eaton Corp	4,072
118,030	*,e	EMCORE Corp	126
25	*,e	Energy Conversion Devices, Inc	0^
353,008		Ericsson (LM) (B Shares)	3,250
46	*,e	Evergreen Solar, Inc	0^
76,433	*,e	Finisar Corp	682
38,020	*,e	First Solar, Inc	5,148
54,069		Gamesa Corp Tecnologica S.A.	911
51,754	*	GrafTech International Ltd	805
10,200	*,e	Greatbatch, Inc	196
14,175		Harman International Industries, Inc	500
69,668	*,e	Harmonic, Inc	441
1,200	*,e	Hittite Microwave Corp	49
54,455	*	Hutchinson Technology, Inc	559
28,700		Ibiden Co Ltd	1,029
2,863,339	e	Intel Corp	58,412
20,012	*	InterDigital, Inc	531
338,378		Koninklijke Philips Electronics NV	10,002
25,700		Kyocera Corp	2,263
11,300		Lincoln Electric Holdings, Inc	604

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,068	*,e	Littelfuse, Inc	$34
63,953	*	Loral Space & Communications, Inc	2,022
313,663	*,e	LSI Logic Corp	1,885
189,800		Matsushita Electric Industrial Co Ltd	2,732
20,000		Matsushita Electric Works Ltd	242
14,183	*	Mattson Technology, Inc	51
304,942	*,e	Micron Technology, Inc	3,220
2,200		Molex, Inc	47
1,442,719		Motorola, Inc	11,195
23,600		Murata Manufacturing Co Ltd	1,178
152,606	*	NetApp, Inc	5,248
22,500		Nidec Corp	2,080
31,500		Nitto Denko Corp	1,132
503,415		Nokia Oyj	6,509
206,971	*,e	ON Semiconductor Corp	1,823
69,596	*	Oplink Communications, Inc	1,141
26,310	*,e	Photronics, Inc	117
40,673		Plantronics, Inc	1,057
54,160	*	Polycom, Inc	1,352
1,300		Power Integrations, Inc	47
15,700	*,e	Power-One, Inc	68
227,544	*,e	Powerwave Technologies, Inc	287
25,546	*	Q-Cells AG.	417
66,106	*,e	QLogic Corp	1,247
74,722	*,e	Quantum Fuel Systems Technologies Worldwide, Inc	83
51,131	*	RF Micro Devices, Inc	244
62,000		Ricoh Co Ltd	888
2,400		Rohm Co Ltd	157
646,000	*	Sanyo Electric Co Ltd	1,193
46,000		Sharp Corp	581
109,628	*,e	Silicon Storage Technology, Inc	281
1,928,483	*,e	Sirius XM Radio, Inc	1,157
57,139	*	Skyworks Solutions, Inc	811
99,900		Sony Corp	2,904
4,025	*,e	Sunpower Corp (Class A)	95
8,445	e	Sycamore Networks, Inc	177
145,266	*,e	Symmetricom, Inc	755
12,083	*,e	Synaptics, Inc	370
20,700		TDK Corp	1,265
40,403	*,e	Tekelec	617
37,309		Teleflex, Inc	2,011
197,426	*	Tellabs, Inc	1,121
1,075,307		Texas Instruments, Inc	28,023
52,499	*	Thomas & Betts Corp	1,879
126,305	*	Triquint Semiconductor, Inc	758
11,800	*,e	TTM Technologies, Inc	136

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

24,750	*,e	US Geothermal, Inc	$38
74,252	*,e	Valence Technology, Inc	68
2,600		Vicor Corp	24
7,026	e	Whirlpool Corp	567
93,478	e	Xilinx, Inc	2,343
18,030	*,e	Zix Corp	31
6,400	*,e	Zoltek Cos, Inc	61

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	270,416

ENGINEERING AND MANAGEMENT SERVICES - 0.47%
517,600		Accenture plc	21,481
62	*,e	Amylin Pharmaceuticals, Inc	1
61,621	*,e	Ariad Pharmaceuticals, Inc	140
88,869		Capita Group plc	1,075
2,000		CDI Corp	26
28,175	*,e	Celera Corp	195
5,300		Corporate Executive Board Co	121
18,735		Diamond Management & Technology Consultants, Inc	138
18,820	*	Dyax Corp	64
3,100	*,e	Gen-Probe, Inc	133
37,333	*,e	Hewitt Associates, Inc (Class A)	1,578
98,416	*,e	Incyte Corp	897
54,690	*,e	Isis Pharmaceuticals, Inc	607
46,000		JGC Corp	848
1,400	e	Landauer, Inc	86
19,200	*	Navigant Consulting, Inc	285
3,000	*	Omnicell, Inc	35
229,351	e	Paychex, Inc	7,027
25,743	*	Regeneron Pharmaceuticals, Inc	622
769,765	*,e	Rentech, Inc	947
1,900	*,e	Resources Connection, Inc	40
3,472	*,e	Savient Pharmaceuticals, Inc	47
1,269,500		SembCorp Industries Ltd	3,317
38,330	*	Tetra Tech, Inc	1,041
900	e	Watson Wyatt & Co Holdings (Class A)	43

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	40,794

FABRICATED METAL PRODUCTS - 0.49%
21,600		Aptargroup, Inc	772
700		Ball Corp	36
99,259	e	Commercial Metals Co	1,553
41,047		Dynamic Materials Corp	823
6,191		Geberit AG.	1,098
22,906	e	Gulf Island Fabrication, Inc	482

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

583,259		Illinois Tool Works, Inc	$27,991
2,300	e	Insteel Industries, Inc	30
2,100	*,e	Mobile Mini, Inc	30
241,540	*	NCI Building Systems, Inc	437
32,785	e	Pentair, Inc	1,059
34,002	e	Quanex Building Products Corp	577
15,996		Snap-On, Inc	676
87,526	e	Stanley Works	4,508
117,300		Toyo Seikan Kaisha Ltd	1,787
6,200		Valmont Industries, Inc	486

		TOTAL FABRICATED METAL PRODUCTS	42,345

FOOD AND KINDRED PRODUCTS - 2.09%
33,000		Ajinomoto Co, Inc	311
246,615	e	Campbell Soup Co	8,336
189,544		Coca Cola Hellenic Bottling Co S.A.	4,315
2,700		Coca-Cola Enterprises, Inc	57
653,002		CSR Ltd	1,051
1,400		Flowers Foods, Inc	33
348,325	e	General Mills, Inc	24,665
169,225		Groupe Danone	10,374
240,196	e	H.J. Heinz Co	10,271
11,640	*,e	Hansen Natural Corp	447
130,454	e	Hershey Co	4,669
7,850		J.M. Smucker Co	485
379,275		Kellogg Co	20,177
1,001,488		Kraft Foods, Inc (Class A)	27,220
10,103	e	Lancaster Colony Corp	502
1,600	e	Lance, Inc	42
17,347	e	McCormick & Co, Inc	627
9,000		Nisshin Seifun Group, Inc	122
2,700		Nissin Food Products Co Ltd	88
831,309		PepsiCo, Inc	50,544
66	*,e	Ralcorp Holdings, Inc	4
3,000		Saputo, Inc	88
382,242	e	Sara Lee Corp	4,656
10,460	e	Tootsie Roll Industries, Inc	286
339,269		Unilever plc	10,875
32,600		Yakult Honsha Co Ltd	987

		TOTAL FOOD AND KINDRED PRODUCTS	181,232

FOOD STORES - 0.41%
179,256		Carrefour S.A.	8,598
10,250		Delhaize Group	784
3,000		George Weston Ltd	192
2,301	*,e	Great Atlantic & Pacific Tea Co, Inc	27

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

54,500		Jeronimo Martins SGPS S.A.	$545
2,488		Kesko Oyj (B Shares)	82
140,457		Koninklijke Ahold NV	1,861
170,230		Kroger Co	3,495
6,100		Lawson, Inc	269
1,400	e	Ruddick Corp	36
272,433		Safeway, Inc	5,800
1,349,776		Tesco plc	9,313
39,081	*,e	Whole Foods Market, Inc	1,073
2,600	*,e	Winn-Dixie Stores, Inc	26
141,277		Woolworths Ltd	3,543

		TOTAL FOOD STORES	35,644

FORESTRY - 0.07%
145,513		Weyerhaeuser Co	6,277

		TOTAL FORESTRY	6,277

FURNITURE AND FIXTURES - 0.12%
8,629	e	Herman Miller, Inc	138
69,737		Hill-Rom Holdings, Inc	1,673
23,219	e	HNI Corp	642
24,963	*,e	Kinetic Concepts, Inc	940
95,084	e	Leggett & Platt, Inc	1,940
322,259	e	Masco Corp	4,450
9,700	*,e	Tempur-Pedic International, Inc	229

		TOTAL FURNITURE AND FIXTURES	10,012

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
134,725	*,e	Bed Bath & Beyond, Inc	5,205
118,206	e	Best Buy Co, Inc	4,664
13,200	*,e	GameStop Corp (Class A)	290
2,200	e	Haverty Furniture Cos, Inc	30
29,641		RadioShack Corp	578
1,900	e	Williams-Sonoma, Inc	39

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	10,806

GENERAL BUILDING CONTRACTORS - 0.17%
16,350		ACS Actividades Cons y Servicios S.A.	817
301	*	Avatar Holdings, Inc	5
31,714		Balfour Beatty plc	132
3,524	e	Brookfield Homes Corp	28
28,700		Daito Trust Construction Co Ltd	1,359
48,000		Daiwa House Industry Co Ltd	516
29,742	e	Lennar Corp (Class A)	380
30,753	*	M/I Homes, Inc	320
12,000		Obayashi Corp	41

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

4		Persimmon plc	$0	^
46,515	*,e	Pulte Homes, Inc	465
8,000		Sekisui House Ltd	73
19,000		Shimizu Corp	68
334,062	*	Standard-Pacific Corp	1,249
165,360		Vinci S.A.	9,305

		TOTAL GENERAL BUILDING CONTRACTORS	14,758

GENERAL MERCHANDISE STORES - 0.88%
29,700		Aeon Co Ltd	241
1,300	e	Casey’s General Stores, Inc	41
412,144	e	Costco Wholesale Corp	24,387
1,100	e	Family Dollar Stores, Inc	31
130,624	e	JC Penney Co, Inc	3,476
14,000		Keio Corp	84
420,000		Kintetsu Corp	1,392
93,736	e	Macy’s, Inc	1,571
15,400		Next plc	515
59,900		Odakyu Electric Railway Co Ltd	460
41,387		PPR	4,968
10,500	*,e	Retail Ventures, Inc	93
3,300	*,e	Stein Mart, Inc	35
582,143	e	Target Corp	28,158
276,704		TJX Companies, Inc	10,114
18,000		Tobu Railway Co Ltd	94
139,000		Tokyu Corp	554

		TOTAL GENERAL MERCHANDISE STORES	76,214

HEALTH SERVICES - 0.27%
10,800	*	Amsurg Corp	238
4,670	*,e	Corvel Corp	157
30,297	*,e	Edwards Lifesciences Corp	2,631
110,544	*	Five Star Quality Care, Inc	384
20,090	*,e	Healthways, Inc	368
98,198	*,e	Laboratory Corp of America Holdings	7,349
60,942	*,e	LCA-Vision, Inc	312
40,740	*,e	LifePoint Hospitals, Inc	1,324
229,203	*,e	Nektar Therapeutics	2,136
46,947	*,e	Nighthawk Radiology Holdings, Inc	213
136,912	e	Quest Diagnostics, Inc	8,267

		TOTAL HEALTH SERVICES	23,379

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.08%
165,663		Abertis Infraestructuras S.A.	3,745
44,300		Bouygues S.A.	2,295
36,587	*	LB Foster Co (Class A)	1,091

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	7,131

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES - 0.75%
2,571		Acadia Realty Trust	$43
1,500	e	American Campus Communities, Inc	42
125,288		Annaly Mortgage Management, Inc	2,174
62,500	e	Anworth Mortgage Asset Corp	438
301,138	*,e	Ashford Hospitality Trust, Inc	1,397
1,500		BioMed Realty Trust, Inc	24
52,792	e	Boston Properties, Inc	3,541
600		Brandywine Realty Trust	7
63,200		Brookfield Asset Management, Inc	1,413
3,200	e	Capital Lease Funding, Inc	14
1,200	*,e	Capital Trust, Inc (Class A)	2
41,400	e	Capstead Mortgage Corp	565
25,300	e	CBL & Associates Properties, Inc	245
21,544	e	Cedar Shopping Centers, Inc	146
3,360	e	Cherokee, Inc	60
164,637	e	Duke Realty Corp	2,004
1,000	e	EastGroup Properties, Inc	38
2,600	e	Equity One, Inc	42
262,948	e	Equity Residential	8,881
8,247	*,e	FelCor Lodging Trust, Inc	30
112,944	e	First Industrial Realty Trust, Inc	591
2,300		First Potomac Realty Trust	29
2,600	e	Franklin Street Properties Corp	38
1,650		Gladstone Commercial Corp	22
61,950	e	Glimcher Realty Trust	167
1,200	e	Hatteras Financial Corp	34
57,490	e	HCP, Inc	1,756
28,360		Health Care REIT, Inc	1,257
2,000	e	Healthcare Realty Trust, Inc	43
62,020		Hersha Hospitality Trust	195
7,346	e	Highwoods Properties, Inc	245
3,500	*	Hilltop Holdings, Inc	41
1,000		Home Properties, Inc	48
340,791	e	Host Marriott Corp	3,977
8,588	e	HRPT Properties Trust	56
816	e	Investors Real Estate Trust	7
164,700	*,e	iStar Financial, Inc	422
139,666	e	Kimco Realty Corp	1,890
8,316	e	Lexington Corporate Properties Trust	51
41,078		Liberty Property Trust	1,315
6,565		LTC Properties, Inc	176
4,789	e	Macerich Co	172
14,820		Mid-America Apartment Communities, Inc	716

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,900		National Retail Properties, Inc	$40
245,310	e	NorthStar Realty Finance Corp	841
1,200		Parkway Properties, Inc	25
2,628	e	Post Properties, Inc	52
124,965	e	Prologis	1,711
700		PS Business Parks, Inc	35
173,468	e	Public Storage, Inc	14,128
108,261	e	RAIT Investment Trust	142
11,900	e	Regency Centers Corp	417
25,960	e	Resource Capital Corp	128
2,766	e	Senior Housing Properties Trust	60
26,606	e	UDR, Inc	437
1,100		Universal Health Realty Income Trust	35
5,660	e	Urstadt Biddle Properties, Inc (Class A)	86
5,300	e	U-Store-It Trust	39
234,142	e	Virgin Media, Inc	3,941
86,791	e	Vornado Realty Trust	6,069
38,416		WABCO Holdings, Inc	991
1,500	e	Washington Real Estate Investment Trust	41
86,959	e	Weingarten Realty Investors	1,721

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	65,293

HOTELS AND OTHER LODGING PLACES - 0.23%
111,542		Accor S.A.	6,103
6,530	*,e	Bluegreen Corp	16
93,016	e	Choice Hotels International, Inc	2,945
57,501	*,e	Gaylord Entertainment Co	1,136
125,552	*	Great Wolf Resorts, Inc	298
72,350	*	Lodgian, Inc	108
43,668	e	Marcus Corp	560
194,268	e	Marriott International, Inc (Class A)	5,293
52,986	e	Starwood Hotels & Resorts Worldwide, Inc	1,938
268,603		TUI Travel plc	1,101

		TOTAL HOTELS AND OTHER LODGING PLACES	19,498

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.39%
499,571	e	3M Co	41,300
34,211	*,e	AGCO Corp	1,106
47,230		Alfa Laval AB	653
256,504	*,e	Allis-Chalmers Energy, Inc	967
4,300		Ampco-Pittsburgh Corp	136
946,209	e	Applied Materials, Inc	13,190
10,900		ASML Holding NV	372
10,969	*,e	Astec Industries, Inc	296
74,230	*	Axcelis Technologies, Inc	105
54,926	e	Black & Decker Corp	3,561
5,420	*,e	Bolt Technology Corp	60

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

72,002		Brambles Ltd	$437
16,090	e	Briggs & Stratton Corp	301
223,500		Canon, Inc	9,507
3,900	e	Cascade Corp	107
334,871	e	Caterpillar, Inc	19,084
7,900	*	Columbus McKinnon Corp	108
129,390	*,e	Cray, Inc	831
162,377	e	Cummins, Inc	7,447
1,100	*	Cymer, Inc	42
355,022		Deere & Co	19,203
1,195,611	*,e	Dell, Inc	17,169
10,400	e	Donaldson Co, Inc	442
1,000		Dover Corp	42
1,400	*	Dresser-Rand Group, Inc	44
11,934	*,e	Dril-Quip, Inc	674
710,883	e	Emerson Electric Co	30,284
38,963	*,e	ENGlobal Corp	122
5,149	*,e	Entegris, Inc	27
59,100		Fanuc Ltd	5,508
121,430	*,e	Flotek Industries, Inc	163
78,912	*	FMC Technologies, Inc	4,564
64,200		FUJIFILM Holdings Corp	1,939
900		Gardner Denver, Inc	38
1,200	e	Gorman-Rupp Co	33
61,737	e	Graco, Inc	1,764
1,246,302		Hewlett-Packard Co	64,196
27,600		Hitachi Construction Machinery Co Ltd	723
1,300	e	IDEX Corp	40
89,698	*,e	Immersion Corp	410
9,686	*	Intermec, Inc	125
608,738		International Business Machines Corp	79,683
22,664	*	Intevac, Inc	260
17,936		John Bean Technologies Corp	305
479,699	e	Johnson Controls, Inc	13,067
13,202		Kone Oyj (Class B)	566
118,500		Konica Minolta Holdings, Inc	1,221
243,000		Kubota Corp	2,230
2,300	*	Kulicke & Soffa Industries, Inc	12
47,200		Kurita Water Industries Ltd	1,483
54,647	*,e	Lam Research Corp	2,143
42,635	*	Lexmark International, Inc (Class A)	1,108
600	e	Lindsay Manufacturing Co	24
5,454	e	Lufkin Industries, Inc	399
35,858		Manitowoc Co, Inc	358
38,400	e	Modine Manufacturing Co	455
62,650	e	Nordson Corp	3,833

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

14,886	*,e	Oil States International, Inc	$585
43,464		Pall Corp	1,573
737,097	*,e	Quantum Corp	2,160
2,000		Robbins & Myers, Inc	47
15,778	*,e	Safeguard Scientifics, Inc	163
175,680		Sandvik AB	2,116
2,100	e	Sauer-Danfoss, Inc	25
1,300	*,e	Scansource, Inc	35
348,061	e	Seagate Technology, Inc	6,331
16,682	*,e	Sigma Designs, Inc	178
3,300		SMC Corp	377
83,051		Solarworld AG.	1,828
700		SPX Corp	38
45,405	*,e	STEC, Inc	742
14,706	*,e	Tecumseh Products Co (Class A)	172
96,430	e	Tennant Co	2,526
23,800		Tokyo Electron Ltd	1,528
10,500	*,e	Ultratech, Inc	156
62,888	*,e	Varian Medical Systems, Inc	2,946
37,780	*	Vestas Wind Systems AS	2,300
1,300	*	Zebra Technologies Corp (Class A)	37

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	380,130

INSTRUMENTS AND RELATED PRODUCTS - 2.35%
17,804	*	Affymetrix, Inc	104
208,643	*	Agilent Technologies, Inc	6,483
187,585	e	Allergan, Inc	11,820
600		American Science & Engineering, Inc	46
3,704	e	Analogic Corp	143
501,272	e	Baxter International, Inc	29,415
56,948	e	Beckman Coulter, Inc	3,727
258,369	e	Becton Dickinson & Co	20,375
400	*	Bio-Rad Laboratories, Inc (Class A)	39
21,900	*,e	Bruker BioSciences Corp	264
3,600	*,e	CardioNet, Inc	21
50,897	*,e	Cepheid, Inc	635
4,300		Cochlear Ltd	266
302,665	e	Danaher Corp	22,760
98,836	e	Dentsply International, Inc	3,476
19,200	*,e	Depomed, Inc	64
500	*,e	Dionex Corp	37
53,619	*,e	Flir Systems, Inc	1,754
62,082	e	Garmin Ltd	1,906
66,337		Hillenbrand, Inc	1,250
71,636	*	Hologic, Inc	1,039
900	*	ICU Medical, Inc	33

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

6,426	*,e	Illumina, Inc	$197
1,200	*,e	Integra LifeSciences Holdings Corp	44
16,138	*,e	Intuitive Surgical, Inc	4,895
4,500	e	Invacare Corp	112
309,846		Invensys plc	1,491
49,728	*	ION Geophysical Corp	294
100	*	Itron, Inc	7
628	*	L-1 Identity Solutions, Inc	5
32,218	*,e	LTX-Credence Corp	57
806,650		Medtronic, Inc	35,475
1,166	*	Merit Medical Systems, Inc	22
32,312	*	Millipore Corp	2,338
23,800	e	Movado Group, Inc	231
1,400		National Instruments Corp	41
197,000		Nikon Corp	3,890
60,000	*	Olympus Corp	1,934
2,970	*,e	OYO Geospace Corp	127
1,888	*,e	Palomar Medical Technologies, Inc	19
1,900	e	PerkinElmer, Inc	39
1,770	*	Resmed, Inc	93
41,002		Rockwell Automation, Inc	1,926
2,500	*,e	Rofin-Sinar Technologies, Inc	59
26,200	e	Roper Industries, Inc	1,372
2,223	*	Rudolph Technologies, Inc	15
214,524	*,e	St. Jude Medical, Inc	7,890
40,359		STERIS Corp	1,129
9,600	e	Techne Corp	658
87,880		Terumo Corp	5,297
188,668	*,e	Thermo Electron Corp	8,998
37,275	*,e	Trimble Navigation Ltd	939
77,319	*,e	Vivus, Inc	711
44,461	*,e	Waters Corp	2,755
2,100	*,e	Wright Medical Group, Inc	40
595,082	e	Xerox Corp	5,034
161,795	*,e	Zimmer Holdings, Inc	9,564
5,140	*,e	Zoll Medical Corp	137

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	203,492

INSURANCE AGENTS, BROKERS AND SERVICE - 0.25%
230,137		AON Corp	8,823
1,500	e	Arthur J. Gallagher & Co	34
135,277	*,e	Crawford & Co (Class B)	533
283,627		Hartford Financial Services Group, Inc	6,597
19,410	*,e	National Financial Partners Corp	157
258,748		QBE Insurance Group Ltd	5,905

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	22,049

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

INSURANCE CARRIERS - 2.62%
98,200	*	Aegon NV	$629
340,151	e	Aetna, Inc	10,783
499,950	e	Aflac, Inc	23,123
748	*	Alleghany Corp	206
89,993		Allianz AG.	11,156
4,400	e	American Equity Investment Life Holding Co	33
7,900	e	American Physicians Capital, Inc	240
129,156		AMP Ltd	780
17,433	*,e	Arch Capital Group Ltd	1,247
120,579	e	Aspen Insurance Holdings Ltd	3,069
92,341	e	Assurant, Inc	2,722
1,084,807		Aviva plc	6,901
1,200		Axis Capital Holdings Ltd	34
22,716	*	Catalyst Health Solutions, Inc	828
34,100	*,e	Centene Corp	722
451,058	e	Chubb Corp	22,183
344,705	e	Cincinnati Financial Corp	9,045
1,400	e	Donegal Group, Inc (Class A)	22
2,400		Employers Holdings, Inc	37
44,087	e	Endurance Specialty Holdings Ltd	1,641
27,664	e	Erie Indemnity Co (Class A)	1,079
2,200	e	First Mercury Financial Corp	30
1,251	*,e	Fpic Insurance Group, Inc	48
334,695	*,e	Genworth Financial, Inc (Class A)	3,799
22,550	e	Hanover Insurance Group, Inc	1,002
1,200		Harleysville Group, Inc	38
103,226	*	Humana, Inc	4,531
90,119	*	KBC Groep NV	3,872
283,539	e	Lincoln National Corp	7,054
217,500		Manulife Financial Corp	4,020
4,514	*,e	Markel Corp	1,535
21,970	*,e	Molina Healthcare, Inc	502
113,345	e	Montpelier Re Holdings Ltd	1,963
59,428		Muenchener Rueckver AG.	9,256
700	*	Navigators Group, Inc	33
104,500	e	Phoenix Cos, Inc	291
51,011	e	Platinum Underwriters Holdings Ltd	1,953
238,849	e	Principal Financial Group	5,742
700	*,e	ProAssurance Corp	38
664,944	*,e	Progressive Corp	11,962
27,150	e	Protective Life Corp	449
43,200	e	Radian Group, Inc	316
700	e	RLI Corp	37

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

900	e	Safety Insurance Group, Inc	$33
2,400	e	Selective Insurance Group, Inc	39
5,540	e	Stancorp Financial Group, Inc	222
54,100		Sun Life Financial, Inc	1,565
140,685		Swiss Reinsurance Co	6,739
88,990		T&D Holdings, Inc	1,830
519,047		Travelers Cos, Inc	25,880
3,100	*,e	Universal American Financial Corp	36
198,908		UnumProvident Corp	3,883
106,135		W.R. Berkley Corp	2,615
472,582	*	WellPoint, Inc	27,547
100		Wesco Financial Corp	34
86,841		XL Capital Ltd (Class A)	1,592
1,500	e	Zenith National Insurance Corp	45

		TOTAL INSURANCE CARRIERS	227,011

LEATHER AND LEATHER PRODUCTS - 0.07%
152,137	e	Coach, Inc	5,557
400	*,e	Timberland Co (Class A)	7
14,200	e	Weyco Group, Inc	336

		TOTAL LEATHER AND LEATHER PRODUCTS	5,900

LEGAL SERVICES - 0.01%
12,798	*	FTI Consulting, Inc	603
700	*,e	Pre-Paid Legal Services, Inc	29

		TOTAL LEGAL SERVICES	632

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
89,328		Brisa-Auto Estradas de Portugal S.A.	918
493,000		ComfortDelgro Corp Ltd	573
17,000		Keihin Electric Express Railway Co Ltd	125

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,616

LUMBER AND WOOD PRODUCTS - 0.00%**
900	e	Deltic Timber Corp	42
4,415		Skyline Corp	81

		TOTAL LUMBER AND WOOD PRODUCTS	123

METAL MINING - 0.42%
38,858		Agnico-Eagle Mines Ltd	2,115
580,217		Alumina Ltd	949
13,800		Inmet Mining Corp	842
133,600		Kinross Gold Corp	2,474
155,840		Newcrest Mining Ltd	4,936
11,342		Orica Ltd	264

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

9,300	*,e	Rosetta Resources, Inc	$185
129,066		Royal Gold, Inc	6,079
44,488	*,e	Stillwater Mining Co	422
108,000	*	Teck Cominco Ltd	3,802
705,694		Xstrata plc	12,586
139,800		Yamana Gold, Inc	1,604

		TOTAL METAL MINING	36,258

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
45,634		Armstrong World Industries, Inc	1,777
1,024	e	Blyth, Inc	35
27,478	e	Callaway Golf Co	207
12,100	e	Daktronics, Inc	111
1,300		Hasbro, Inc	42
2,600	*,e	Jakks Pacific, Inc	32
457,150		Mattel, Inc	9,133
123,400		Yamaha Corp	1,487

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	12,824

MISCELLANEOUS RETAIL - 1.15%
164,705	*	Amazon.com, Inc	22,156
900	e	Barnes & Noble, Inc	17
811,583		CVS Corp	26,140
6,823	*,e	Dollar Tree, Inc	330
38,120	*,e	GSI Commerce, Inc	968
112,788	*,e	Hibbett Sports, Inc	2,480
61,700		Home Retail Group	280
29,300	*,e	HSN, Inc	592
58,366		Metro AG.	3,565
900		MSC Industrial Direct Co (Class A)	42
65,185	*,e	Office Depot, Inc	420
368,600		Origin Energy Ltd	5,546
10,103	*,e	Overstock.com, Inc	137
30,830		Petsmart, Inc	823
7,655	*,e	Priceline.com, Inc	1,673
5,300		Shoppers Drug Mart Corp	230
390,951	e	Staples, Inc	9,613
22,595	e	Tiffany & Co	972
646,538	e	Walgreen Co	23,741

		TOTAL MISCELLANEOUS RETAIL	99,725

MOTION PICTURES - 0.14%
11,531	*	Avid Technology, Inc	147
80,001	*,e	Discovery Communications, Inc (Class A)	2,454
59,701	*	Discovery Communications, Inc (Class C)	1,583
46,417	*,e	DreamWorks Animation SKG, Inc (Class A)	1,854

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

9,091	e	Regal Entertainment Group (Class A)	$131
116,604		Scripps Networks Interactive (Class A)	4,839
51,432	*	tw telecom inc (Class A)	882

		TOTAL MOTION PICTURES	11,890

NONDEPOSITORY INSTITUTIONS - 0.64%
821,479	e	American Express Co	33,286
105,992	*,e	AmeriCredit Corp	2,018
317,713	e	Capital One Financial Corp	12,181
115,285	e	CapitalSource, Inc	458
303,716	e	Discover Financial Services	4,468
86,852	e	Federal Agricultural Mortgage Corp (Class C)	609
204,108		Medallion Financial Corp	1,668
130,606	*	NewStar Financial, Inc	512
1,500	*,e	PHH Corp	24
12,483	*,e	World Acceptance Corp	447

		TOTAL NONDEPOSITORY INSTITUTIONS	55,671

NONMETALLIC MINERALS, EXCEPT FUELS - 0.16%
119,532	e	AMCOL International Corp	3,397
6,700	e	Compass Minerals International, Inc	450
85,630	*,e	General Moly, Inc	178
77,699		K+S AG.	4,431
102,081	e	Vulcan Materials Co	5,377

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	13,833

OIL AND GAS EXTRACTION - 3.58%
19,350		Acergy S.A.	305
320,466		Apache Corp	33,061
3,740	*,e	Approach Resources, Inc	29
45,074	e	Atlas America, Inc	1,360
17,290	*,e	ATP Oil & Gas Corp	316
4,366	*,e	Atwood Oceanics, Inc	157
39,638	e	Berry Petroleum Co (Class A)	1,155
103,950	*,e	Boots & Coots, Inc	172
9,766	*	Bronco Drilling Co, Inc	50
94,779	e	Cabot Oil & Gas Corp	4,131
207,937	*,e	Callon Petroleum Co	312
108,191	*,e	Cameron International Corp	4,522
2,700	*,e	Carrizo Oil & Gas, Inc	72
149,800		Cenovus Energy, Inc	3,796
520,036	e	Chesapeake Energy Corp	13,459
77,959		Cimarex Energy Co	4,129
1,200	*	CNX Gas Corp	35
48,215	*	Complete Production Services, Inc	627
38,480	*	Contango Oil & Gas Co	1,809

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

6,000	*,e	Dawson Geophysical Co	$139
382,802	*,e	Denbury Resources, Inc	5,665
422,328		Devon Energy Corp	31,040
151,430	e	Diamond Offshore Drilling, Inc	14,904
149,800		EnCana Corp	4,886
43,101	*	Encore Acquisition Co	2,070
233,757	e	EOG Resources, Inc	22,744
303,381	e	Equitable Resources, Inc	13,324
26,900	e	EXCO Resources, Inc	571
11	*,e	Exterran Holdings, Inc	0	^
64,130	*	Gasco Energy, Inc	34
57,034	*,e	Geokinetics, Inc	549
22,400	*,e	Geomet, Inc	33
148,004	*,e	Global Industries Ltd	1,055
16,840	*,e	GMX Resources, Inc	231
38,098	*,e	Goodrich Petroleum Corp	928
12,100	*,e	Gulfport Energy Corp	139
136,609	e	Helmerich & Payne, Inc	5,448
9,600	*,e	Hercules Offshore, Inc	46
537,719	*	Meridian Resource Corp	140
127,188	*,e	Nabors Industries Ltd	2,784
392,376	e	National Oilwell Varco, Inc	17,300
97,648	*,e	Newfield Exploration Co	4,710
91,677		Nexen, Inc	2,211
245,406		Noble Energy, Inc	17,478
18,260	*,e	Northern Oil And Gas, Inc	216
6,468	*,e	Oceaneering International, Inc	379
127,600	*,e	Parker Drilling Co	632
220,346	*,e	PetroHawk Energy Corp	5,286
32,190	*,e	Petroleum Development Corp	586
67,500	*,e	Petroquest Energy, Inc	414
75,500	*	Pioneer Drilling Co	596
141,676		Pioneer Natural Resources Co	6,825
160,990	*	Pride International, Inc	5,137
116,576	*,e	Quicksilver Resources, Inc	1,750
75,758		Range Resources Corp	3,777
38,327	*,e	Rex Energy Corp	460
9,820	e	RPC, Inc	102
439,137		Santos Ltd	5,531
400	*	SEACOR Holdings, Inc	31
112,212	e	Smith International, Inc	3,049
124,486	*	Southwestern Energy Co	6,000
74,030	e	St. Mary Land & Exploration Co	2,535
23,778	*	Stone Energy Corp	429
281,994	*,e	Sulphco, Inc	189
59,046	*	Swift Energy Co	1,415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

154,400		Talisman Energy, Inc	$2,907
800		Tidewater, Inc	38
82,880	*,e	Ultra Petroleum Corp	4,132
37,545	*	Unit Corp	1,596
70,198	*,e	Venoco, Inc	915
57,800	e	W&T Offshore, Inc	676
43,705	*	Whiting Petroleum Corp	3,123
194,758		Woodside Petroleum Ltd	8,213
555,329	e	XTO Energy, Inc	25,838

		TOTAL OIL AND GAS EXTRACTION	310,703

PAPER AND ALLIED PRODUCTS - 0.53%
78,459		Bemis Co	2,326
52,800	*	Buckeye Technologies, Inc	515
4,655	*,e	Domtar Corporation	258
22,564		Glatfelter	274
138,059		International Paper Co	3,697
335,954		Kimberly-Clark Corp	21,405
217,265	e	MeadWestvaco Corp	6,220
12,396		Metso Oyj	436
16,900		Rock-Tenn Co (Class A)	852
106,964	e	Sonoco Products Co	3,129
153,116		Stora Enso Oyj (R Shares)	1,074
121,590		Svenska Cellulosa AB (B Shares)	1,621
52,384		Temple-Inland, Inc	1,106
17,300		Uni-Charm Corp	1,622
133,335		UPM-Kymmene Oyj	1,585
10,800	e	Wausau Paper Corp	125

		TOTAL PAPER AND ALLIED PRODUCTS	46,245

PERSONAL SERVICES - 0.01%
1,200	*,e	Coinstar, Inc	33
35,896	e	Regis Corp	559
7,956		Unifirst Corp	383
3,320	e	Weight Watchers International, Inc	97

		TOTAL PERSONAL SERVICES	1,072

PETROLEUM AND COAL PRODUCTS - 1.46%
4,002	*,e	American Oil & Gas, Inc	17
6,879		Ashland, Inc	273
501,352		ENI S.p.A.	12,767
20,700		Galp Energia SGPS S.A.	358
6,351		Hellenic Petroleum S.A.	71
379,547	e	Hess Corp	22,962
727,200		Marathon Oil Corp	22,703
101,331		Neste Oil Oyj	1,801

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

414,500		Nippon Mining Holdings, Inc	$1,779
69,589		OMV AG.	3,053
293,175		Repsol YPF S.A.	7,867
588,840		Royal Dutch Shell plc (A Shares)	17,818
501,220		Royal Dutch Shell plc (B Shares)	14,597
5,400	*,e	SandRidge Energy, Inc	51
338,760		Statoil ASA	8,449
330,004		Suncor Energy, Inc	11,741

		TOTAL PETROLEUM AND COAL PRODUCTS	126,307

PIPELINES, EXCEPT NATURAL GAS - 0.35%
1,218,867		Spectra Energy Corp	24,999
145,100		TransCanada Corp	5,021

		TOTAL PIPELINES, EXCEPT NATURAL GAS	30,020

PRIMARY METAL INDUSTRIES - 0.75%
612,200		Alcoa, Inc	9,869
28,444	e	Allegheny Technologies, Inc	1,273
223,171		ArcelorMittal	10,200
231,916		BlueScope Steel Ltd	639
2,800	e	Encore Wire Corp	59
48,876	e	Gibraltar Industries, Inc	769
39,200	*	Horsehead Holding Corp	500
45,503		Hubbell, Inc (Class B)	2,152
108,210	*,e	Metalico, Inc	532
57,000		Mitsubishi Materials Corp	139
927,000		Nippon Steel Corp	3,756
179,400	*	Norsk Hydro ASA	1,507
321,267		Nucor Corp	14,988
29,346		Olympic Steel, Inc	956
135,956		Steel Dynamics, Inc	2,409
357,000		Sumitomo Metal Industries Ltd	960
217,000		Sumitomo Metal Mining Co Ltd	3,202
69,914		Tredegar Corp	1,106
15,649		Umicore	522
111,605		United States Steel Corp	6,152
2,750	*,e	Universal Stainless & Alloy	52
11,392		Voestalpine AG.	416
235,332	e	Worthington Industries, Inc	3,076

		TOTAL PRIMARY METAL INDUSTRIES	65,234

PRINTING AND PUBLISHING - 0.47%
38,320	*	ACCO Brands Corp	279
2,700		American Greetings Corp (Class A)	59
5,289		Bowne & Co, Inc	35
800		CSS Industries, Inc	16

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

156,000		Dai Nippon Printing Co Ltd	$1,989
61,905		Dun & Bradstreet Corp	5,223
2,100	e	Ennis, Inc	35
83,421	*,e	EW Scripps Co (Class A)	581
40,459	e	Harte-Hanks, Inc	436
375,606		John Fairfax Holdings Ltd	584
9,742	e	John Wiley & Sons, Inc (Class A)	408
215,606	e	Journal Communications, Inc (Class A)	839
24,900	*,e	Lee Enterprises, Inc	86
1,800	e	McClatchy Co (Class A)	6
35,360	e	Meredith Corp	1,091
189,109	e	New York Times Co (Class A)	2,337
66,800		Orkla ASA	655
581,401		Pearson plc	8,337
40,400	e	R.R. Donnelley & Sons Co	900
22,388		Reed Elsevier NV	275
660,387		Reed Elsevier plc	5,421
90,275		Standard Register Co	460
73,361		Thomson Corp	2,381
141,000		Toppan Printing Co Ltd	1,148
1,200	*,e	VistaPrint Ltd	68
16,546	e	Washington Post Co (Class B)	7,274

		TOTAL PRINTING AND PUBLISHING	40,923

RAILROAD TRANSPORTATION - 0.68%
87,680		Burlington Northern Santa Fe Corp	8,647
53,300		Canadian National Railway Co	2,922
6,200		Canadian Pacific Railway Ltd	337
337,380		CSX Corp	16,360
4,700	*,e	Genesee & Wyoming, Inc (Class A)	153
483,000		Hankyu Hanshin Holdings, Inc	2,154
57,244	*,e	Kansas City Southern Industries, Inc	1,906
969,663		MTR Corp	3,341
420,585		Norfolk Southern Corp	22,047
265,553		Stagecoach Group plc	722

		TOTAL RAILROAD TRANSPORTATION	58,589

REAL ESTATE - 0.32%
54,068	*,e	CB Richard Ellis Group, Inc (Class A)	734
378,200		City Developments Ltd	3,092
12,398	*,e	Forest City Enterprises, Inc (Class A)	146
26,565	*,e	Forestar Real Estate Group, Inc	584
1,087,950		Hang Lung Properties Ltd	4,265
2,160	e	Jones Lang LaSalle, Inc	130
27,737		Leighton Holdings Ltd	940
339,200		Mitsubishi Estate Co Ltd	5,416

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

305,810		Mitsui Fudosan Co Ltd	$5,171
33,399	e	Stewart Enterprises, Inc (Class A)	172
505,000		Sun Hung Kai Properties Ltd	7,509

		TOTAL REAL ESTATE	28,159

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.09%
2,100		A. Schulman, Inc	42
381	*	Deckers Outdoor Corp	39
64,635		Michelin (C.G.D.E.) (Class B)	4,951
120,960		Mitsui Chemicals, Inc	313
1,075,974		Pirelli & C S.p.A.	644
52,543	e	Sealed Air Corp	1,149
11,100		Spartech Corp	114
1,800	*,e	Trex Co, Inc	35
13,165		Tupperware Corp	613

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,900

SECURITY AND COMMODITY BROKERS - 1.55%
94,759	e	Ameriprise Financial, Inc	3,679
72,341	e	BlackRock, Inc	16,799
76,741		Broadridge Financial Solutions, Inc	1,731
859,082	e	Charles Schwab Corp	16,168
42,802	e	CME Group, Inc	14,379
240,866		Credit Suisse Group	11,933
844,100		Daiwa Securities Group, Inc	4,248
1,040	e	Diamond Hill Investment Group, Inc	67
48,717	e	Duff & Phelps Corp	890
29,700	e	Eaton Vance Corp	903
45,670	e	Evercore Partners, Inc (Class A)	1,388
43,789	e	Federated Investors, Inc (Class B)	1,204
217,824		Franklin Resources, Inc	22,949
53,546	*	IntercontinentalExchange, Inc	6,013
1,750	*	International Assets Holding Corp	25
317,539	e	Invesco Ltd	7,459
74,983	e	Legg Mason, Inc	2,261
70,999	*,e	Nasdaq Stock Market, Inc	1,407
550,500		Nomura Holdings, Inc	4,094
189,030	e	NYSE Euronext	4,782
18,240	*,e	Pzena Investment Management, Inc (Class A)	148
89,969	e	SEI Investments Co	1,576
186,903	e	T Rowe Price Group, Inc	9,953
56,898	e	US Global Investors, Inc (Class A)	700

		TOTAL SECURITY AND COMMODITY BROKERS	134,756

SOCIAL SERVICES - 0.00%**
44,409	*	Capital Senior Living Corp	223

		TOTAL SOCIAL SERVICES	223

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

SPECIAL TRADE CONTRACTORS - 0.02%
400	e	Alico, Inc	$11
8,300		Chemed Corp	399
2,050	e	Comfort Systems USA, Inc	25
6,983	*	Layne Christensen Co	200
60,482	*	Quanta Services, Inc	1,261

		TOTAL SPECIAL TRADE CONTRACTORS	1,896

STONE, CLAY, AND GLASS PRODUCTS - 0.44%
5,965	e	Apogee Enterprises, Inc	84
7,922	*	Cabot Microelectronics Corp	261
21,025	e	CARBO Ceramics, Inc	1,433
794,396	e	Corning, Inc	15,340
270,968		CRH plc	7,367
63,051	e	Gentex Corp	1,125
38,952		Holcim Ltd	3,027
83,183		Lafarge S.A.	6,850
83,000		NGK Insulators Ltd	1,815
31,700	*,e	Owens Corning, Inc	814

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	38,116

TEXTILE MILL PRODUCTS - 0.01%
1,300	e	Albany International Corp (Class A)	29
22,800	e	Oxford Industries, Inc	472

		TOTAL TEXTILE MILL PRODUCTS	501

TRANSPORTATION BY AIR - 0.47%
402,645	*,e	Airtran Holdings, Inc	2,102
3,000	*	All Nippon Airways Co Ltd	8
623,369		Auckland International Airport Ltd	911
66,237	*	British Airways plc	199
68,937	*,e	Continental Airlines, Inc (Class B)	1,235
238,048	*,e	Delta Air Lines, Inc	2,709
62,034	*	ExpressJet Holdings, Inc	299
259,764		FedEx Corp	21,678
381,273	*,e	JetBlue Airways Corp	2,078
208,840		Singapore Airlines Ltd	2,212
36,065	e	Skywest, Inc	610
579,255		Southwest Airlines Co	6,621

		TOTAL TRANSPORTATION BY AIR	40,662

TRANSPORTATION EQUIPMENT - 1.22%
3,800	e	A.O. Smith Corp	165

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

24,300	*	Aisin Seiki Co Ltd	$702
84,800	e	American Axle & Manufacturing Holdings, Inc	680
65,137	e	ArvinMeritor, Inc	728
7,885	*	ATC Technology Corp	188
127,203		Bayerische Motoren Werke AG.	5,791
211,538	*	BE Aerospace, Inc	4,971
333,800		Bombardier, Inc	1,532
1,100		Clarcor, Inc	36
130,600	*	Denso Corp	3,946
14,800		Federal Signal Corp	89
1,745,900	*,e	Ford Motor Co	17,458
5,139	*,e	Fuel Systems Solutions, Inc	212
240,636		Genuine Parts Co	9,135
189,806	e	Harley-Davidson, Inc	4,783
94,992	e	Harsco Corp	3,062
305,980	*	Honda Motor Co Ltd	10,380
39,000		NSK Ltd	286
192,413	e	Paccar, Inc	6,979
54,787		Peugeot S.A.	1,842
83,765		Renault S.A.	4,297
152,400		Scania AB (B Shares)	1,968
756,000		SembCorp Marine Ltd	1,973
2,100		Shimano, Inc	85
182,710	*,e	Spirit Aerosystems Holdings, Inc (Class A)	3,629
48,870	e	Superior Industries International, Inc	748
110,384	*,e	Tenneco, Inc	1,957
817,210		Tomkins PLC	2,540
8,700	*	Toyota Industries Corp	260
16,126		Volkswagen AG.	1,787
64,844		Volkswagen AG. (Preference)	6,117
134,600		Volvo AB (A Shares)	1,147
341,990		Volvo AB (B Shares)	2,933
42,540	e	Westinghouse Air Brake Technologies Corp	1,737
102,500		Yamaha Motor Co Ltd	1,296

		TOTAL TRANSPORTATION EQUIPMENT	105,439

TRANSPORTATION SERVICES - 0.11%
81,069		Autostrade S.p.A.	2,120
22,693		CH Robinson Worldwide, Inc	1,333
		Cintra Concesiones de Infraestructuras de Transporte
99,916		S.A.	1,180
134,669		Deutsche Lufthansa AG.	2,275
22,989	e	Expeditors International Washington, Inc	798
2,064	*,e	Hub Group, Inc (Class A)	55
36,000	*,e	Interval Leisure Group, Inc	449
85,068	*	Orbitz Worldwide, Inc	624
53,373		Toll Holdings Ltd	417

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,600	e	UTI Worldwide, Inc	$37

		TOTAL TRANSPORTATION SERVICES	9,288

TRUCKING AND WAREHOUSING - 0.48%
493,298		Deutsche Post AG.	9,534
1,500	e	Forward Air Corp	38
2,200	e	Heartland Express, Inc	34
1,100		J.B. Hunt Transport Services, Inc	35
900		Landstar System, Inc	35
73,000		Nippon Express Co Ltd	301
13,837		TNT NV	425
521,934		United Parcel Service, Inc (Class B)	29,944
1,600	e	Werner Enterprises, Inc	32
94,000		Yamato Transport Co Ltd	1,308

		TOTAL TRUCKING AND WAREHOUSING	41,686

WATER TRANSPORTATION - 0.05%
14,391		Alexander & Baldwin, Inc	493
53,600	*,e	Gulfmark Offshore, Inc	1,517
36,022	*,e	Hornbeck Offshore Services, Inc	839
153,000		Kawasaki Kisen Kaisha Ltd	437
1,100	*	Kirby Corp	38
376,000		Nippon Yusen Kabushiki Kaisha	1,158

		TOTAL WATER TRANSPORTATION	4,482

WHOLESALE TRADE-DURABLE GOODS - 0.64%
121,197		Agilysys, Inc	1,103
109,330	e	Barnes Group, Inc	1,848
51,856	e	BorgWarner, Inc	1,723
295,728		Bunzl plc	3,215
47,825		Castle (A.M.) & Co	655
52,882	*	Chindex International, Inc	747
7,328		Compagnie de Saint-Gobain	398
222,696	*	Fortescue Metals Group Ltd	881
1,900	*	Ingram Micro, Inc (Class A)	33
2,000	e	Knight Transportation, Inc	39
747,810		Li & Fung Ltd	3,092
2,500	*	LKQ Corp	49
8,672	*,e	MWI Veterinary Supply, Inc	327
599,000		Nissan Motor Co Ltd	5,263
80,000		Nisshin Steel Co Ltd	141
5,558	e	Owens & Minor, Inc	239
76,533	*,e	Patterson Cos, Inc	2,141
2,000	e	Pool Corp	38
2,500	*,e	PSS World Medical, Inc	56
13,424		Rautaruukki Oyj	311

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

120,238		Reliance Steel & Aluminum Co	$5,197
105,065		Schneider Electric S.A.	12,215
3,600	*	Tech Data Corp	168
23,000	*,e	Tyler Technologies, Inc	458
91,529	e	W.W. Grainger, Inc	8,862
17,580	*,e	WESCO International, Inc	475
115,996		Wesfarmers Ltd	3,243
131,715	*	Wolseley plc	2,637

		TOTAL WHOLESALE TRADE-DURABLE GOODS	55,554

WHOLESALE TRADE-NONDURABLE GOODS - 0.49%
6,480	e	Airgas, Inc	308
63,861	*,e	Akorn, Inc	114
13,200		Akzo Nobel NV	875
48,872	e	Allscripts Healthcare Solutions, Inc	989
2,536	*	Clearwater Paper Corp	139
8,757	*	Dean Foods Co	158
75,320	*	Endo Pharmaceuticals Holdings, Inc	1,545
7,100	*	Gildan Activewear, Inc	174
2,100	*,e	Hain Celestial Group, Inc	36
16,830	*,e	Henry Schein, Inc	885
11,000		Kikkoman Corp	135
3,500		Metro, Inc	131
2,100	e	Myers Industries, Inc	19
13,956	e	Nash Finch Co	518
2,308,070		Noble Group Ltd	5,294
452,200	*	Sojitz Holdings Corp	856
18,582	e	Spartan Stores, Inc	266
684,821	e	Sysco Corp	19,134
334,862		Unilever NV	10,899
1,900	*,e	Volcom, Inc	32

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	42,507

		TOTAL COMMON STOCKS	5,224,502

		(Cost $4,665,667)

PREFERRED STOCKS - 0.01%

MORTGAGE BACKED - 0.01%
233,115	*	Federal Home Loan Mortgage Corp	245
740,991	*	Federal National Mortgage Association	815

		TOTAL MORTGAGE BACKED	1,060

		TOTAL PREFERRED STOCKS	1,060

		(Cost $24,353)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	MATURITY DATE	VALUE (000)

RIGHTS / WARRANTS - 0.00%**
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00% **
14,339	e	Builders FirstSource, Inc		$4

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		4

DEPOSITORY INSTITUTIONS - 0.00% **
180,978	m	Fortis		0	^

		TOTAL DEPOSITORY INSTITUTIONS		0	^

		TOTAL RIGHTS / WARRANTS		4

		(Cost $0)

PRINCIPAL	ISSUER

SHORT TERM INVESTMENTS - 7.00%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.90%
$18,140,000	Federal Home Loan Bank (FHLB)	3/24/10	18,138
5,260,000	FHLB	6/2/10	5,257
1,230,000	Federal Home Loan Mortgage Corp (FHLMC)	2/22/10	1,230
3,400,000	FHLMC	3/1/10	3,399
3,100,000	FHLMC	3/22/10	3,099
15,400,000	FHLMC	4/19/10	15,396
1,000,000	FHLMC	4/22/10	999
23,435,000	FHLMC	4/28/10	23,427
4,000,000	FHLMC	5/19/10	3,998
50,000,000	Federal National Mortgage Association (FNMA)	1/11/10	49,997
15,800,000	FNMA	2/3/10	15,799
25,000,000	FNMA	5/25/10	24,988

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		165,727

	(Cost $165,707)

U.S. TREASURY BILLS - 2.19%
77,000,000	United States Cash Management Bills	6/10/10	76,939
46,000,000	United States Treasury Bills	4/22/10	45,990
15,000,000	United States Treasury Bills	5/20/10	14,992
11,890,000	United States Treasury Bills	5/27/10	11,882
40,000,000	United States Treasury Bills	8/26/10	39,924

	TOTAL U.S. TREASURY BILLS		189,727

	(Cost $189,732)

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOAN - 2.91%
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.91%
3,000,000	Federal Home Loan Bank (FHLB)	1/15/10	3,000
9,600,000	FHLB	2/1/10	9,599
3,147,000	FHLB	5/5/10	3,146
11,500,000	Federal Home Loan Mortgage Corp (FHLMC)	2/8/10	11,497
48,700,000	FHLMC	3/1/10	48,688
10,400,000	FHLMC	3/9/10	10,399
2,900,000	FHLMC	3/22/10	2,900
30,407,000	FHLMC	3/30/10	30,403
20,000,000	FHLMC	4/6/10	19,995

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	MATURITY DATE	VALUE (000)

$1,482,000		FHLMC	4/22/10	$1,482
7,200,000		FHLMC	4/27/10	7,198
8,000,000		FHLMC	4/30/10	7,997
50,000,000		FHLMC	5/10/10	49,978
14,200,000		FHLMC	5/17/10	14,194
10,000,000		FHLMC	5/19/10	9,995
15,000,000		FHLMC	5/24/10	14,993
2,000,000		FHLMC	6/14/10	1,999
4,981,000		Federal National Mortgage Association (FNMA)	1/8/10	4,981

		TOTAL INVESTMENT OF CASH COLLATERAL
		FOR SECURITIES LOANED		252,444

		(Cost $252,412)

		TOTAL SHORT-TERM INVESTMENTS		607,898

		(Cost $607,851)

		TOTAL PORTFOLIO - 105.18%		9,122,714
		(Cost $8,554,022)

		OTHER ASSETS & LIABILITIES, NET - (5.18)%		(449,412)

		NET ASSETS - 100.00%		$8,673,302

		The following abbreviations are used in portfolio descriptions:
	COP	Certificate of Participation
	LLC	Limited Liability Company
	LP	Limited partnership
	NR	Not Rated by Moody’s
	plc	Public limited company
	WR	Withdrawn rating.

†	As provided by Moody’s Investors Services.
*	Non-income producing.
**	Percentage represents less than 0.01%
e	All or a portion of these securities are out on loan.

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2009 the value of these securities amounted to $127,617,942 or 1.47%

g	of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2009

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.95%

BANK NOTE - 0.41%
$25,000,000	Bank of America NA	0.220%	2/16/2010	$25,001
30,000,000	Bank of America NA	0.300	3/15/2010	30,003

	TOTAL BANK NOTES			55,004

BANKER’S ACCEPTANCES - 1.54%
2,178,000	Bank of America NA	0.000	1/4/2010	2,178
2,015,000	Bank of America NA	0.000	1/5/2010	2,015
18,207,000	Bank of America NA	0.000	1/6/2010	18,207
1,467,000	Bank of America NA	0.000	1/11/2010	1,467
16,688,000	Bank of America NA	0.000	1/19/2010	16,683
6,129,000	Bank of America NA	0.000	1/29/2010	6,128
3,787,000	Bank of America NA	0.000	2/1/2010	3,785
1,780,000	Bank of America NA	0.000	2/4/2010	1,780
2,093,000	Bank of America NA	0.000	2/5/2010	2,093
8,911,000	Bank of America NA	0.000	2/16/2010	8,906
1,072,000	Bank of America NA	0.000	2/19/2010	1,072
4,707,000	Bank of America NA	0.000	2/22/2010	4,706
15,317,000	Bank of America NA	0.000	3/1/2010	15,309
7,202,000	Bank of America NA	0.000	3/2/2010	7,199
30,740,000	Bank of America NA	0.000	3/9/2010	30,728
4,111,000	Bank of America NA	0.000	3/10/2010	4,109
1,500,000	Bank of America NA	0.000	3/30/2010	1,499
1,618,000	Bank of America NA	0.000	3/31/2010	1,617
1,968,000	Bank of America NA	0.000	4/1/2010	1,967
1,276,000	Bank of America NA	0.000	4/6/2010	1,275
5,177,000	Bank of America NA	0.000	5/3/2010	5,170
1,968,000	Bank of America NA	0.000	5/11/2010	1,966
1,779,000	JPMorgan Chase Bank NA	0.000	1/12/2010	1,779
9,109,000	JPMorgan Chase Bank NA	0.000	1/13/2010	9,108
2,505,000	JPMorgan Chase Bank NA	0.000	1/19/2010	2,505
6,832,000	JPMorgan Chase Bank NA	0.000	1/22/2010	6,831
2,426,000	JPMorgan Chase Bank NA	0.000	1/26/2010	2,426
2,693,000	JPMorgan Chase Bank NA	0.000	1/29/2010	2,693
5,822,000	JPMorgan Chase Bank NA	0.000	2/17/2010	5,821
4,000,000	Wachovia Bank NA	0.000	1/12/2010	4,000
30,000,000	Wachovia Bank NA	0.000	1/15/2010	29,997

	TOTAL BANKER’S ACCEPTANCES			205,019

CERTIFICATE OF DEPOSIT - 12.50%
40,000,000	Abbey National North America LLC	0.210	2/5/2010	40,000
25,000,000	Abbey National North America LLC	0.180	2/12/2010	25,000
56,500,000	Banco Bilbao Vizcaya Argentaria S.A.	0.190	1/19/2010	56,501
50,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.230	1/27/2010	50,000
50,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.280	2/26/2010	50,004

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.340%	5/17/2010	$25,000
37,425,000	Bank of Montreal	0.140	1/8/2010	37,425
25,000,000	Bank of Montreal	0.170	1/11/2010	25,000
47,500,000	Bank of Montreal	0.180	1/15/2010	47,500
25,000,000	Bank of Montreal	0.170	2/11/2010	25,000
30,000,000	Bank of Montreal	0.160	2/24/2010	30,000
20,100,000	Bank of Montreal	0.190	3/18/2010	20,100
25,000,000	Bank of Nova Scotia	0.180	3/10/2010	25,000
20,000,000	Bank of Nova Scotia	0.950	6/10/2010	20,000
25,000,000	Bank of Nova Scotia	0.570	10/1/2010	25,000
30,000,000	Barclays Bank plc	0.780	1/11/2010	30,000
25,000,000	Barclays Bank plc	0.480	4/13/2010	25,000
30,000,000	Barclays Bank plc	0.960	4/19/2010	30,000
25,000,000	Barclays Bank plc	0.550	4/30/2010	25,000
22,715,000	Barclays Bank plc	0.820	5/11/2010	22,715
30,000,000	Barclays Bank plc	0.570	5/17/2010	30,000
30,000,000	Barclays Bank plc	0.500	6/2/2010	30,000
25,000,000	Barclays Bank plc	0.620	7/1/2010	25,000
21,000,000	Barclays Bank plc	0.580	8/18/2010	21,000
30,000,000	BNP Paribas	0.220	1/19/2010	30,000
25,000,000	BNP Paribas	0.220	2/3/2010	25,000
25,000,000	BNP Paribas	0.210	3/8/2010	25,000
40,000,000	BNP Paribas Finance, Inc	0.220	1/29/2010	40,000
35,000,000	Calyon North America, Inc	0.180	1/11/2010	35,000
25,000,000	Calyon North America, Inc	0.220	1/13/2010	25,000
50,000,000	Calyon North America, Inc	0.160	1/21/2010	50,001
50,000,000	Calyon North America, Inc	0.190	1/25/2010	50,001
25,000,000	Calyon North America, Inc	0.270	2/3/2010	25,000
25,000,000	Canadian Imperial Bank of Commerce	0.250	1/20/2010	25,000
50,000,000	Canadian Imperial Bank of Commerce	0.200	1/26/2010	50,000
25,000,000	Canadian Imperial Bank of Commerce	0.300	3/16/2010	25,000
25,000,000	Canadian Imperial Bank of Commerce	0.200	4/12/2010	25,000
50,000,000	Lloyds TSB Bank plc	0.220	1/11/2010	50,000
40,000,000	Lloyds TSB Bank plc	0.210	1/29/2010	40,000
30,000,000	Lloyds TSB Bank plc	0.220	2/12/2010	30,000
55,000,000	Rabobank Nederland NV	0.520	1/15/2010	55,001
10,000,000	Rabobank Nederland NV	0.190	3/2/2010	10,000
45,000,000	Rabobank Nederland NV	0.170	3/3/2010	45,001
20,000,000	Rabobank Nederland NV	1.050	4/30/2010	20,032
20,000,000	Rabobank Nederland NV	0.740	7/30/2010	20,000
50,000,000	Royal Bank of Canada	0.230	1/22/2010	50,001
25,000,000	Royal Bank of Scotland plc	0.250	1/22/2010	25,000
30,000,000	Royal Bank of Scotland plc	0.550	3/5/2010	30,000
25,000,000	Royal Bank of Scotland plc	0.680	4/5/2010	25,000
45,000,000	Toronto-Dominion Bank	0.250	1/25/2010	45,000
50,000,000	Toronto-Dominion Bank	0.180	3/3/2010	50,000

	TOTAL CERTIFICATE OF DEPOSITS			1,665,282

COMMERCIAL PAPER - 41.69%
3,796,000	Abbey National North America LLC	0.000	1/5/2010	3,796
50,000,000	Abbey National North America LLC	0.000	1/14/2010	49,996
20,470,000	Abbey National North America LLC	0.000	1/20/2010	20,468
20,000,000	Abbey National North America LLC	0.000	2/24/2010	19,995
30,000,000	Abbey National North America LLC	0.000	3/1/2010	29,989
38,125,000	American Honda Finance Corp	0.000	1/5/2010	38,124
35,370,000	American Honda Finance Corp	0.000	1/22/2010	35,367

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$42,885,000	American Honda Finance Corp	0.000%	1/26/2010	$42,880
47,000,000	American Honda Finance Corp	0.000	1/28/2010	46,994
13,170,000	Bank of Nova Scotia	0.000	1/11/2010	13,169
3,775,000	Bank of Nova Scotia	0.000	1/15/2010	3,775
9,900,000	Bank of Nova Scotia	0.000	1/19/2010	9,899
46,060,000	Bank of Nova Scotia	0.000	1/26/2010	46,054
10,000,000	Bank of Nova Scotia	0.000	1/27/2010	9,999
20,765,000	Bank of Nova Scotia	0.000	1/28/2010	20,762
30,000,000	Bank of Nova Scotia	0.000	2/5/2010	29,994
25,000,000	Bank of Nova Scotia	0.000	2/8/2010	24,995
4,800,000	Bank of Nova Scotia	0.000	2/9/2010	4,799
20,565,000	Bank of Nova Scotia	0.000	2/18/2010	20,560
48,000,000	Bank of Nova Scotia	0.000	2/19/2010	47,989
25,000,000	BNP Paribas Finance, Inc	0.000	1/5/2010	24,999
37,725,000	BNP Paribas Finance, Inc	0.000	1/7/2010	37,724
20,000,000	BNP Paribas Finance, Inc	0.000	1/12/2010	19,999
40,000,000	BNP Paribas Finance, Inc	0.000	1/27/2010	39,994
20,000,000	BNP Paribas Finance, Inc	0.000	1/29/2010	19,998
6,535,000	BNP Paribas Finance, Inc	0.000	2/5/2010	6,534
30,000,000	BNP Paribas Finance, Inc	0.000	2/9/2010	29,994
25,000,000	Calyon North America, Inc	0.000	1/6/2010	24,999
23,735,000	Calyon North America, Inc	0.000	1/12/2010	23,734
5,000,000	Calyon North America, Inc	0.000	1/13/2010	5,000
16,785,000	Calyon North America, Inc	0.000	1/14/2010	16,784
38,492,000	Calyon North America, Inc	0.000	2/5/2010	38,485
21,650,000	Calyon North America, Inc	0.000	4/6/2010	21,639
18,365,000	Ciesco LLC	0.000	1/14/2010	18,363
25,000,000	Coca-Cola Co	0.000	1/7/2010	24,999
30,725,000	Coca-Cola Co	0.000	1/13/2010	30,724
47,000,000	Coca-Cola Co	0.000	1/14/2010	46,997
23,500,000	Coca-Cola Co	0.000	1/19/2010	23,498
30,000,000	Coca-Cola Co	0.000	3/15/2010	29,988
17,125,000	Coca-Cola Co	0.000	4/8/2010	17,116
16,700,000	Coca-Cola Co	0.000	4/16/2010	16,690
22,400,000	Coca-Cola Co	0.000	5/11/2010	22,383
5,134,000	Coca-Cola Co	0.000	6/10/2010	5,128
50,000,000	Corporate Asset Funding Co, Inc	0.000	1/27/2010	49,989
20,000,000	Deutsche Bank Financial, Inc	0.000	1/20/2010	19,998
17,860,000	Fairway Finance LLC	0.000	1/5/2010	17,860
13,075,000	Fairway Finance LLC	0.000	1/11/2010	13,074
6,140,000	Fairway Finance LLC	0.000	1/20/2010	6,139
19,544,000	Fairway Finance LLC	0.000	1/21/2010	19,542
26,706,000	Fairway Finance LLC	0.000	1/22/2010	26,703
26,275,000	Fairway Finance LLC	0.000	3/8/2010	26,265
8,000,000	Fairway Finance LLC	0.000	3/9/2010	7,997
15,017,000	Fairway Finance LLC	0.000	3/10/2010	15,010
20,000,000	Fairway Finance LLC	0.000	3/16/2010	19,991
35,826,000	Govco LLC	0.000	2/2/2010	35,818
52,640,000	Govco LLC	0.000	2/8/2010	52,625
20,000,000	Govco LLC	0.000	2/22/2010	19,994
42,485,000	Govco LLC	0.000	2/23/2010	42,471
25,000,000	Govco LLC	0.000	3/5/2010	24,991
15,535,000	Govco LLC	0.000	3/10/2010	15,524
30,000,000	ING US Funding LLC	0.000	2/8/2010	29,994
32,038,000	Johnson & Johnson	0.000	1/25/2010	32,036
50,000,000	Johnson & Johnson	0.000	2/17/2010	49,991

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,740,000	Johnson & Johnson	0.000%	3/18/2010	$25,732
12,056,000	Johnson & Johnson	0.000	3/26/2010	12,052
85,000,000	Johnson & Johnson	0.000	4/5/2010	84,966
9,465,000	Johnson & Johnson	0.000	4/19/2010	9,460
28,690,000	Johnson & Johnson	0.000	4/20/2010	28,677
61,830,000	Johnson & Johnson	0.000	5/3/2010	61,788
11,000,000	Johnson & Johnson	0.000	5/24/2010	10,993
790,000	Johnson & Johnson	0.000	8/3/2010	789
23,300,000	Kitty Hawk Funding Corp	0.000	1/14/2010	23,298
34,690,000	Kitty Hawk Funding Corp	0.000	2/17/2010	34,682
35,772,000	Kitty Hawk Funding Corp	0.000	3/1/2010	35,759
12,675,000	Lloyds TSB Bank plc	0.000	1/7/2010	12,675
21,720,000	Lloyds TSB Bank plc	0.000	1/26/2010	21,717
11,400,000	Lloyds TSB Bank plc	0.000	2/17/2010	11,397
35,000,000	Lloyds TSB Bank plc	0.000	2/19/2010	34,986
39,450,000	Lloyds TSB Bank plc	0.000	2/26/2010	39,435
17,000,000	Lloyds TSB Bank plc	0.000	3/19/2010	16,980
8,000,000	Microsoft Corp	0.000	2/9/2010	7,999
15,000,000	Microsoft Corp	0.000	2/16/2010	14,998
13,350,000	Microsoft Corp	0.000	4/14/2010	13,344
50,000,000	Nestle Capital Corp	0.000	1/19/2010	49,985
12,135,000	Nestle Capital Corp	0.000	2/16/2010	12,125
75,000,000	Nestle Capital Corp	0.000	2/22/2010	74,984
43,000,000	Nestle Capital Corp	0.000	2/23/2010	42,991
37,015,000	Nestle Capital Corp	0.000	2/25/2010	37,004
21,425,000	Nestle Capital Corp	0.000	3/2/2010	21,418
15,000,000	Nestle Capital Corp	0.000	3/8/2010	14,994
15,650,000	Nestle Capital Corp	0.000	3/15/2010	15,644
25,000,000	Nestle Capital Corp	0.000	3/17/2010	24,975
25,000,000	Nestle Capital Corp	0.000	4/5/2010	24,970
20,000,000	Nestle Capital Corp	0.000	4/14/2010	19,988
25,000,000	Old Line Funding LLC	0.000	1/6/2010	24,999
40,000,000	Old Line Funding LLC	0.000	1/13/2010	39,997
23,916,000	Old Line Funding LLC	0.000	1/14/2010	23,914
20,000,000	Old Line Funding LLC	0.000	1/20/2010	19,998
22,000,000	Old Line Funding LLC	0.000	1/25/2010	21,998
50,000,000	Old Line Funding LLC	0.000	2/5/2010	49,991
42,020,000	Old Line Funding LLC	0.000	2/10/2010	42,012
25,000,000	Old Line Funding LLC	0.000	2/16/2010	24,994
12,000,000	Old Line Funding LLC	0.000	2/17/2010	11,997
9,275,000	Old Line Funding LLC	0.000	3/8/2010	9,272
30,000,000	Old Line Funding LLC	0.000	3/15/2010	29,988
30,300,000	PACCAR Financial Corp	0.000	3/3/2010	30,292
63,000,000	Park Avenue Receivables Corp	0.000	1/4/2010	62,999
10,000,000	Park Avenue Receivables Corp	0.000	1/5/2010	10,000
10,525,000	Park Avenue Receivables Corp	0.000	1/12/2010	10,524
20,000,000	Park Avenue Receivables Corp	0.000	1/19/2010	19,998
50,890,000	Park Avenue Receivables Corp	0.000	1/26/2010	50,884
25,200,000	Park Avenue Receivables Corp	0.000	2/1/2010	25,196
61,530,000	Park Avenue Receivables Corp	0.000	2/8/2010	61,519
30,000,000	Park Avenue Receivables Corp	0.000	2/24/2010	29,992
21,320,000	Private Export Funding Corp	0.000	1/27/2010	21,316
20,000,000	Private Export Funding Corp	0.000	2/3/2010	19,990
23,845,000	Private Export Funding Corp	0.000	2/5/2010	23,832
14,000,000	Private Export Funding Corp	0.000	2/11/2010	13,991
25,000,000	Private Export Funding Corp	0.000	2/17/2010	24,985

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$15,000,000	Private Export Funding Corp	0.000%	3/4/2010	$14,991
26,650,000	Private Export Funding Corp	0.000	3/8/2010	26,630
22,000,000	Private Export Funding Corp	0.000	3/9/2010	21,983
20,000,000	Private Export Funding Corp	0.000	3/11/2010	19,994
30,000,000	Private Export Funding Corp	0.000	3/16/2010	29,991
22,000,000	Private Export Funding Corp	0.000	4/5/2010	21,987
25,000,000	Private Export Funding Corp	0.000	4/6/2010	24,989
34,500,000	Private Export Funding Corp	0.000	4/7/2010	34,452
10,000,000	Private Export Funding Corp	0.000	4/16/2010	9,994
10,000,000	Private Export Funding Corp	0.000	4/26/2010	9,984
3,844,000	Procter & Gamble International Funding S.C.A	0.000	2/11/2010	3,843
50,000,000	Province of Ontario Canada	0.000	1/7/2010	49,999
45,890,000	Province of Ontario Canada	0.000	2/4/2010	45,883
40,000,000	Province of Ontario Canada	0.000	3/9/2010	39,991
47,000,000	Province of Ontario Canada	0.000	4/19/2010	46,965
14,908,000	Rabobank USA Financial Corp	0.000	1/7/2010	14,908
10,000,000	Rabobank USA Financial Corp	0.000	1/15/2010	9,999
32,700,000	Rabobank USA Financial Corp	0.000	1/19/2010	32,696
20,000,000	Rabobank USA Financial Corp	0.000	2/8/2010	19,995
10,000,000	Rabobank USA Financial Corp	0.000	2/18/2010	9,996
35,000,000	Rabobank USA Financial Corp	0.000	3/5/2010	34,989
20,000,000	Rabobank USA Financial Corp	0.000	3/8/2010	19,994
20,000,000	Rabobank USA Financial Corp	0.000	3/10/2010	19,993
4,000,000	Rabobank USA Financial Corp	0.000	4/6/2010	3,997
50,000,000	Ranger Funding Co LLC	0.000	1/20/2010	49,994
6,546,000	Ranger Funding Co LLC	0.000	2/9/2010	6,545
20,000,000	Ranger Funding Co LLC	0.000	2/10/2010	19,994
20,000,000	Ranger Funding Co LLC	0.000	2/24/2010	19,994
25,000,000	Ranger Funding Co LLC	0.000	3/2/2010	24,991
30,000,000	Ranger Funding Co LLC	0.000	3/17/2010	29,986
12,012,000	Ranger Funding Co LLC	0.000	3/23/2010	12,006
5,000,000	Royal Bank of Canada	0.000	1/22/2010	4,999
35,000,000	Royal Bank of Canada	0.000	1/25/2010	34,995
25,000,000	Royal Bank of Canada	0.000	2/23/2010	24,991
25,000,000	Royal Bank of Canada	0.000	5/3/2010	24,979
17,000,000	Royal Bank of Canada	0.000	6/21/2010	16,981
9,975,000	Royal Bank of Scotland plc	0.000	1/4/2010	9,975
27,000,000	Santander Central Hispano Finance Delaware, Inc	0.000	4/9/2010	26,962
33,150,000	Santander Central Hispano Finance Delaware, Inc	0.000	6/3/2010	33,066
3,000,000	Sheffield Receivables Corp	0.000	1/4/2010	3,000
41,600,000	Sheffield Receivables Corp	0.000	1/6/2010	41,599
55,000,000	Sheffield Receivables Corp	0.000	1/7/2010	54,998
5,000,000	Sheffield Receivables Corp	0.000	1/8/2010	5,000
1,996,000	Sheffield Receivables Corp	0.000	1/11/2010	1,996
21,715,000	Sheffield Receivables Corp	0.000	1/12/2010	21,714
10,000,000	Sheffield Receivables Corp	0.000	1/13/2010	9,999
16,000,000	Sheffield Receivables Corp	0.000	1/14/2010	15,999
25,000,000	Sheffield Receivables Corp	0.000	1/15/2010	24,998
30,000,000	Sheffield Receivables Corp	0.000	1/25/2010	29,996
8,650,000	Sheffield Receivables Corp	0.000	2/10/2010	8,648
20,000,000	Sheffield Receivables Corp	0.000	2/17/2010	19,995
42,500,000	Societe Generale North America, Inc	0.000	1/11/2010	42,497
50,000,000	Societe Generale North America, Inc	0.000	1/21/2010	49,994
16,510,000	Societe Generale North America, Inc	0.000	1/22/2010	16,508
50,000,000	Straight-A Funding LLC	0.000	2/12/2010	49,990
10,920,000	Straight-A Funding LLC	0.000	2/12/2010	10,918

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$45,532,000	Straight-A Funding LLC	0.000%	2/16/2010	$45,520
23,026,000	Straight-A Funding LLC	0.000	3/11/2010	23,018
20,070,000	Straight-A Funding LLC	0.000	3/18/2010	20,062
50,915,000	Svensk Exportkredit AB	0.000	2/1/2010	50,906
30,000,000	Svensk Exportkredit AB	0.000	3/17/2010	29,990
24,570,000	Svensk Exportkredit AB	0.000	3/19/2010	24,561
50,000,000	Svensk Exportkredit AB	0.000	3/29/2010	49,963
75,140,000	Svensk Exportkredit AB	0.000	4/1/2010	75,084
6,000,000	Toronto-Dominion Holdings USA, Inc	0.000	1/11/2010	6,000
16,000,000	Toronto-Dominion Holdings USA, Inc	0.000	2/8/2010	15,991
23,000,000	Toronto-Dominion Holdings USA, Inc	0.000	3/15/2010	22,984
20,000,000	Toronto-Dominion Holdings USA, Inc	0.000	3/23/2010	19,972
20,000,000	Toronto-Dominion Holdings USA, Inc	0.000	4/6/2010	19,966
40,000,000	Toronto-Dominion Holdings USA, Inc	0.000	5/14/2010	39,928
20,000,000	Toyota Motor Credit Corp	0.000	1/4/2010	20,000
50,000,000	Toyota Motor Credit Corp	0.000	1/5/2010	49,999
20,000,000	Toyota Motor Credit Corp	0.000	1/6/2010	20,000
60,000,000	Toyota Motor Credit Corp	0.000	1/12/2010	59,997
25,000,000	Toyota Motor Credit Corp	0.000	1/22/2010	24,998
20,000,000	Toyota Motor Credit Corp	0.000	2/17/2010	19,995
30,000,000	Toyota Motor Credit Corp	0.000	2/18/2010	29,992
20,000,000	Toyota Motor Credit Corp	0.000	2/19/2010	19,995
25,000,000	Toyota Motor Credit Corp	0.000	3/1/2010	24,992
50,000,000	US Bank NA	0.000	3/10/2010	49,983
37,000,000	Variable Funding Capital Co LLC	0.000	1/8/2010	36,999
25,000,000	Variable Funding Capital Co LLC	0.000	1/12/2010	24,999
20,000,000	Variable Funding Capital Co LLC	0.000	1/13/2010	19,999
5,762,000	Variable Funding Capital Co LLC	0.000	1/14/2010	5,762
40,000,000	Variable Funding Capital Co LLC	0.000	1/20/2010	39,996
46,500,000	Variable Funding Capital Co LLC	0.000	1/29/2010	46,494
20,000,000	Variable Funding Capital Co LLC	0.000	2/10/2010	19,996
35,000,000	Variable Funding Capital Co LLC	0.000	2/18/2010	34,992
24,500,000	Variable Funding Capital Co LLC	0.000	2/24/2010	24,494
33,214,000	Yorktown Capital LLC	0.000	1/12/2010	33,211
12,500,000	Yorktown Capital LLC	0.000	1/15/2010	12,499
18,682,000	Yorktown Capital LLC	0.000	1/21/2010	18,679
17,263,000	Yorktown Capital LLC	0.000	2/4/2010	17,259
4,450,000	Yorktown Capital LLC	0.000	3/16/2010	4,448

	TOTAL COMMERCIAL PAPER			5,557,141

INTEREST BEARING SHORT-TERM - 0.25%
10,000,000	Private Export Funding Corp	7.200	1/15/2010	10,023
23,200,000	Svensk Exportkredit AB	4.500	9/27/2010	23,859

	TOTAL INTEREST BEARING SHORT-TERMS			33,882

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 26.50%
	Federal National Mortgage Association (FNMA)
19,735,000	FNMA	0.000	1/19/2010	19,730
300,000	FNMA	0.000	1/22/2010	300
48,380,000	FNMA	0.000	2/1/2010	48,370
18,115,000	FNMA	0.000	2/5/2010	18,114
95,000,000	FNMA	0.000	2/10/2010	94,982
51,416,000	FNMA	0.000	2/22/2010	51,390
13,655,000	FNMA	0.000	3/1/2010	13,653
6,779,000	FNMA	0.000	3/3/2010	6,777
13,084,000	FNMA	0.000	3/10/2010	13,080

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$21,919,000	FNMA	0.000%	3/17/2010	$21,912
52,100,000	FNMA	0.000	3/24/2010	52,082
64,549,000	FNMA	0.000	3/31/2010	64,524
107,657,000	FNMA	0.000	4/1/2010	107,507
7,350,000	FNMA	0.000	4/7/2010	7,346
19,000,000	FNMA	0.000	4/9/2010	18,991
65,000,000	FNMA	0.000	4/14/2010	64,967
31,135,000	FNMA	0.000	4/19/2010	31,119
40,337,000	FNMA	0.000	4/21/2010	40,316
30,000,000	FNMA	0.000	4/28/2010	29,982
3,011,000	FNMA	0.000	5/3/2010	3,006
44,894,000	FNMA	0.000	5/5/2010	44,867
23,070,000	FNMA	0.000	5/12/2010	23,057
69,500,000	FNMA	0.000	5/19/2010	69,459
83,730,000	FNMA	0.000	5/24/2010	83,672
21,500,000	FNMA	0.000	5/25/2010	21,484
44,000,000	FNMA	0.000	5/26/2010	43,971
22,775,000	FNMA	0.000	6/9/2010	22,755
13,680,000	FNMA	0.000	8/16/2010	13,658
51,700,000	FNMA	0.000	12/1/2010	51,504
17,000,000	FNMA	3.000	3/10/2010	17,078
	Federal Farm Credit Bank (FFCB)
6,000,000	FFCB	0.000	4/19/2010	5,992
4,000,000	FFCB	0.000	4/21/2010	3,995
	Federal Home Loan Bank (FHLB)
1,845,000	FHLB	0.000	1/29/2010	1,845
11,050,000	FHLB	0.000	2/24/2010	11,047
29,574,000	FHLB	0.000	1/4/2010	29,574
1,200,000	FHLB	0.000	1/19/2010	1,200
17,000,000	FHLB	0.000	1/20/2010	16,998
19,550,000	FHLB	0.000	2/1/2010	19,539
12,465,000	FHLB	0.000	2/10/2010	12,464
15,985,000	FHLB	0.000	2/16/2010	15,983
15,760,000	FHLB	0.000	2/17/2010	15,753
44,600,000	FHLB	0.000	2/19/2010	44,593
5,000,000	FHLB	0.000	3/3/2010	4,999
3,100,000	FHLB	0.000	3/5/2010	3,098
37,280,000	FHLB	0.000	3/19/2010	37,271
8,000,000	FHLB	0.000	3/24/2010	7,998
44,880,000	FHLB	0.000	3/26/2010	44,868
9,912,000	FHLB	0.000	3/30/2010	9,908
14,780,000	FHLB	0.000	4/1/2010	14,762
30,000,000	FHLB	0.000	4/22/2010	29,938
85,000,000	FHLB	0.000	4/26/2010	84,937
9,400,000	FHLB	0.000	5/5/2010	9,395
20,270,000	FHLB	0.000	5/12/2010	20,259
30,000,000	FHLB	0.000	5/21/2010	29,982
13,400,000	FHLB	0.000	6/8/2010	13,390
9,650,000	FHLB	0.000	7/1/2010	9,624
25,000,000	FHLB	0.000	9/15/2010	24,929
38,373,000	FHLB	0.000	9/16/2010	38,262
11,755,000	FHLB	0.000	9/17/2010	11,721
18,750,000	FHLB	0.600	6/15/2010	18,749
10,000,000	FHLB	0.560	6/22/2010	9,997
3,445,000	FHLB	1.060	7/13/2010	3,454

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

		Federal Home Loan Mortgage Corp (FHLMC)
$22,375,000		FHLMC	0.000%	1/4/2010	$22,374
12,632,000		FHLMC	0.000	1/6/2010	12,632
18,000,000		FHLMC	0.000	1/11/2010	17,999
8,000,000		FHLMC	0.000	1/12/2010	8,000
30,000,000		FHLMC	0.000	1/20/2010	29,998
49,300,000		FHLMC	0.000	1/21/2010	49,295
15,762,000		FHLMC	0.000	1/26/2010	15,760
31,400,000		FHLMC	0.000	1/27/2010	31,396
6,000,000		FHLMC	0.000	1/28/2010	6,000
81,744,000		FHLMC	0.000	2/1/2010	81,731
10,000,000		FHLMC	0.000	2/4/2010	9,997
10,000,000		FHLMC	0.000	2/8/2010	9,998
15,000,000		FHLMC	0.000	2/12/2010	14,998
78,200,000		FHLMC	0.000	2/16/2010	78,185
44,000,000		FHLMC	0.000	2/22/2010	43,984
66,999,000		FHLMC	0.000	2/23/2010	66,984
3,800,000		FHLMC	0.000	3/1/2010	3,799
44,555,000		FHLMC	0.000	3/2/2010	44,544
50,000,000		FHLMC	0.000	3/5/2010	49,987
5,580,000		FHLMC	0.000	3/8/2010	5,579
49,960,000		FHLMC	0.000	3/9/2010	49,945
25,321,000		FHLMC	0.000	3/15/2010	25,313
24,400,000		FHLMC	0.000	3/16/2010	24,392
154,005,000		FHLMC	0.000	3/22/2010	153,950
96,605,000		FHLMC	0.000	3/24/2010	96,574
24,139,000		FHLMC	0.000	3/29/2010	24,130
111,915,000		FHLMC	0.000	3/30/2010	111,869
21,492,000		FHLMC	0.000	3/31/2010	21,483
79,868,000		FHLMC	0.000	4/12/2010	79,832
31,000,000		FHLMC	0.000	4/16/2010	30,958
60,160,000		FHLMC	0.000	4/19/2010	60,126
5,465,000		FHLMC	0.000	4/20/2010	5,462
14,200,000		FHLMC	0.000	4/21/2010	14,193
41,670,000		FHLMC	0.000	4/26/2010	41,646
25,000,000		FHLMC	0.000	4/27/2010	24,986
65,790,000		FHLMC	0.000	4/28/2010	65,758
130,475,000		FHLMC	0.000	5/4/2010	130,401
55,460,000		FHLMC	0.000	5/5/2010	55,367
66,229,000		FHLMC	0.000	5/10/2010	66,194
3,835,000		FHLMC	0.000	5/11/2010	3,833
53,650,000		FHLMC	0.000	5/17/2010	53,618
9,760,000		FHLMC	0.000	5/18/2010	9,754
62,660,000		FHLMC	0.000	6/1/2010	62,562
10,005,000		FHLMC	0.000	7/13/2010	9,992

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			3,531,755

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 6.88%
		Federal Home Loan Bank (FHLB)
100,000,000	i	FHLB	0.120	1/8/2010	100,000
90,000,000	i	FHLB	0.210	1/13/2010	89,999
100,000,000	i	FHLB	0.580	2/2/2010	100,000
42,000,000	i	FHLB	0.740	2/26/2010	42,000
100,000,000	i	FHLB	0.780	3/11/2010	99,999
		Federal Home Loan Mortgage Corp (FHLMC)
100,000,000	i	FHLMC	0.140	2/4/2010	100,000

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$190,000,000	i	FHLMC	0.140%	2/9/2010	$190,009
100,000,000	i	FHLMC	0.420	3/26/2010	100,000
		Federal National Mortgage Association (FNMA)
44,385,000	i	FNMA	0.200	1/28/2010	44,399
50,000,000	i	FNMA	0.060	2/26/2010	50,000

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE
		NOTES			916,406

U.S. TREASURY BILLS - 10.18%
223,505,000		United States Cash Management Bills	0.000	6/10/2010	223,210
98,030,000		United States Cash Management Bills	0.000	6/17/2010	97,920
8,550,000		United States Treasury Bills	0.000	1/21/2010	8,549
149,000,000		United States Treasury Bills	0.000	2/11/2010	148,958
64,792,000		United States Treasury Bills	0.000	2/18/2010	64,771
121,667,000		United States Treasury Bills	0.000	3/4/2010	121,634
42,392,000		United States Treasury Bills	0.000	4/8/2010	42,374
128,290,000		United States Treasury Bills	0.000	4/15/2010	128,231
106,885,000		United States Treasury Bills	0.000	4/22/2010	106,833
53,650,000		United States Treasury Bills	0.000	5/13/2010	53,620
44,500,000		United States Treasury Bills	0.000	5/20/2010	44,478
92,620,000		United States Treasury Bills	0.000	5/27/2010	92,564
25,000,000		United States Treasury Bills	0.000	8/26/2010	24,960
25,000,000		United States Treasury Notes	2.000	2/28/2010	25,063
39,690,000		United States Treasury Notes	2.630	5/31/2010	40,043
73,850,000		United States Treasury Notes	2.880	6/30/2010	74,682
44,500,000		United States Treasury Notes	2.750	7/31/2010	45,100
13,500,000		United States Treasury Notes	1.250	11/30/2010	13,602

		TOTAL U.S. TREASURY BILLS			1,356,592

		TOTAL SHORT-TERM INVESTMENTS			13,321,081

		(Cost $13,321,081)

		TOTAL PORTFOLIO - 99.95%			13,321,081
		(Cost $13,321,081)
		OTHER ASSETS & LIABILITIES,NET - 0.05%			6,368

		NET ASSETS - 100.00%			$13,327,449

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
plc	Public Limited Company

i	Floating rate or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of College Retirement Equities Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the "Accounts") at December 31, 2009, and for the year then ended and have issued our unqualified report thereon dated February 22, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Accounts' schedule of investments in securities (the Schedules) as of December 31, 2009 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Accounts referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, NY
February 22, 2010

(b) The CREF Stock Account divested itself of the following equity securities in accordance with Section 13(c) of the Investment Company Act of 1940 on the dates indicated below:

	Exchange	CUSIP/SEDOL	Total Shares	Divestment
Issuer Name	Ticker Symbol	Number	Divested	Date(s)

PetroChina Co Ltd-H	857 HK	6226576	8,000,000	10/02/2009
PetroChina Co Ltd-H	857 HK	6226576	3,970,251	10/21/2009
PetroChina Co Ltd-H	857 HK	6226576	8,000,000	10/30/2009
PetroChina Co Ltd-H	857 HK	6226576	7,026,291	11/17/2009
CNPC Hong Kong Ltd	135 HK	6340078	900,000	10/08/2009
CNPC Hong Kong Ltd	135 HK	6340078	230,000	10/21/2009
CNPC Hong Kong Ltd	135 HK	6340078	900,000	10/30/2009
CNPC Hong Kong Ltd	135 HK	6340078	810,000	11/17/2009
China Petroleum & Chemical-H (Sinopec)	386 HK	6291819	6,000,000	10/02/2009
China Petroleum & Chemical-H (Sinopec)	386 HK	6291819	3,148,764	10/21/2009
China Petroleum & Chemical-H (Sinopec)	386 HK	6291819	6,000,000	10/30/2009
China Petroleum & Chemical-H (Sinopec)	386 HK	6291819	5,392,000	11/17/2009
Oil & Natural Gas Corporation Ltd	ONGC IN	6139362	100,000	10/08/2009
Oil & Natural Gas Corporation Ltd	ONGC IN	6139362	54,532	10/21/2009
Oil & Natural Gas Corporation Ltd	ONGC IN	6139362	100,000	10/30/2009
Oil & Natural Gas Corporation Ltd	ONGC IN	6139362	100,284	11/17/2009

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which participants may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal year-end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: February 18, 2010	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 18, 2010	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: February 18, 2010	By:	/s/ Georganne C. Proctor

Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer